UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-2105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	January 31, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Series Global ex U.S. Index Fund

January 31, 2018

SGX-QTLY-0318
1.899284.108

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
		Shares	Value
Australia - 4.5%
AGL Energy Ltd.		158,215	$2,988,357
Alumina Ltd.		589,391	1,144,584
Amcor Ltd.		279,072	3,274,198
AMP Ltd.		701,571	2,967,961
APA Group unit		265,618	1,725,122
Aristocrat Leisure Ltd.		131,917	2,540,539
ASX Ltd.		46,786	2,063,707
Aurizon Holdings Ltd.		499,609	1,884,097
Australia & New Zealand Banking Group Ltd.		706,791	16,277,230
Bank of Queensland Ltd.		96,866	967,097
Bendigo & Adelaide Bank Ltd.		116,455	1,098,860
BHP Billiton Ltd.		771,983	18,878,961
BlueScope Steel Ltd.		136,474	1,594,576
Boral Ltd.		279,512	1,801,846
Brambles Ltd.		383,410	3,058,623
Caltex Australia Ltd.		61,839	1,732,584
Challenger Ltd.		137,696	1,513,432
Cimic Group Ltd.		24,087	914,955
Coca-Cola Amatil Ltd.		130,304	879,539
Cochlear Ltd.		13,940	1,951,371
Commonwealth Bank of Australia		416,688	26,481,958
Computershare Ltd.		111,120	1,495,326
Crown Ltd.		88,417	944,015
CSL Ltd.		108,830	12,840,333
DEXUS Property Group unit		246,936	1,896,289
Dominos Pizza Enterprises Ltd. (a)		15,261	590,148
Flight Centre Travel Group Ltd. (a)		14,105	579,997
Fortescue Metals Group Ltd.		373,646	1,493,376
Goodman Group unit		432,847	2,821,696
Harvey Norman Holdings Ltd. (a)		142,796	520,094
Healthscope Ltd.		441,159	686,088
Incitec Pivot Ltd.		405,858	1,219,861
Insurance Australia Group Ltd.		569,707	3,323,666
Lendlease Group unit		134,351	1,714,839
Macquarie Group Ltd.		77,788	6,464,350
Medibank Private Ltd.		654,051	1,765,565
Mirvac Group unit		879,156	1,558,533
National Australia Bank Ltd.		646,282	15,170,148
Newcrest Mining Ltd.		184,083	3,362,734
Orica Ltd.		91,033	1,408,404
Origin Energy Ltd. (b)		421,489	3,172,199
QBE Insurance Group Ltd.		331,841	2,882,545
Ramsay Health Care Ltd.		34,425	1,896,006
realestate.com.au Ltd.		12,203	724,214
Rio Tinto Ltd.		101,904	6,310,480
Santos Ltd. (b)		454,508	1,867,837
Scentre Group unit		1,280,635	4,282,533
SEEK Ltd.		80,025	1,260,665
Sonic Healthcare Ltd.		93,586	1,798,567
South32 Ltd.		1,252,986	3,856,886
SP AusNet		423,258	578,099
Stockland Corp. Ltd. unit		576,518	1,960,436
Suncorp Group Ltd.		311,310	3,426,660
Sydney Airport unit		261,851	1,436,907
Tabcorp Holdings Ltd.		459,812	1,915,570
Telstra Corp. Ltd.		1,001,851	2,962,028
The GPT Group unit		425,621	1,725,116
TPG Telecom Ltd.		85,092	436,773
Transurban Group unit		534,725	5,179,194
Treasury Wine Estates Ltd.		175,242	2,417,515
Vicinity Centers unit		795,641	1,724,633
Wesfarmers Ltd.		272,916	9,634,507
Westfield Corp. unit		474,703	3,496,193
Westpac Banking Corp.		816,655	20,346,932
Woodside Petroleum Ltd.		202,395	5,401,537
Woolworths Group Ltd.		311,691	6,768,778

TOTAL AUSTRALIA			253,057,869

Austria - 0.2%
Andritz AG		17,598	1,055,734
Erste Group Bank AG		72,180	3,632,099
IMMOFINANZ Immobilien Anlagen AG		81	207
OMV AG		34,869	2,245,103
Raiffeisen International Bank-Holding AG (b)		35,321	1,518,622
Voestalpine AG		27,418	1,779,654

TOTAL AUSTRIA			10,231,419

Bailiwick of Jersey - 0.8%
Experian PLC		223,741	5,155,925
Glencore Xstrata PLC		2,941,032	16,857,803
Randgold Resources Ltd.		22,932	2,316,810
Shire PLC		218,384	10,203,389
Wolseley PLC		60,878	4,698,749
WPP PLC		305,630	5,534,959

TOTAL BAILIWICK OF JERSEY			44,767,635

Belgium - 0.7%
Ageas		44,738	2,362,861
Anheuser-Busch InBev SA NV		183,239	20,753,562
Colruyt NV		14,546	804,916
Groupe Bruxelles Lambert SA		19,493	2,296,242
KBC Groep NV		60,249	5,789,686
Proximus		36,684	1,237,003
Solvay SA Class A		17,578	2,543,583
Telenet Group Holding NV (b)		13,040	1,002,959
UCB SA		30,590	2,666,127
Umicore SA		46,321	2,436,117

TOTAL BELGIUM			41,893,056

Bermuda - 0.5%
Alibaba Health Information Technology Ltd. (a)(b)		824,000	430,821
Alibaba Pictures Group Ltd. (b)		2,850,000	397,116
Beijing Enterprises Water Group Ltd.		1,200,000	863,646
Brilliance China Automotive Holdings Ltd.		730,000	1,866,375
Cheung Kong Infrastructure Holdings Ltd.		159,500	1,420,129
China Gas Holdings Ltd.		424,000	1,241,216
China Resource Gas Group Ltd.		220,000	724,179
Cosco Shipping Ports Ltd.		393,514	411,993
Credicorp Ltd. (United States)		16,413	3,801,743
GOME Electrical Appliances Holdings Ltd.		2,586,418	327,326
Haier Electronics Group Co. Ltd.		308,000	1,055,192
Hanergy Thin Film Power Group Ltd. (b)(c)		1,902,000	2
Hongkong Land Holdings Ltd.		282,565	2,034,468
Jardine Matheson Holdings Ltd.		54,422	3,454,709
Jardine Strategic Holdings Ltd.		53,800	2,141,240
Kerry Properties Ltd.		160,000	764,958
Kingston Financial Group Ltd. (a)		1,008,000	783,448
Kunlun Energy Co. Ltd.		798,000	791,609
Li & Fung Ltd.		1,478,000	753,865
Nine Dragons Paper (Holdings) Ltd.		371,000	577,653
NWS Holdings Ltd.		378,515	737,419
Shangri-La Asia Ltd.		312,000	793,695
Sihuan Pharmaceutical Holdings Group Ltd.		840,000	322,141
Yue Yuen Industrial (Holdings) Ltd.		185,500	837,076

TOTAL BERMUDA			26,532,019

Brazil - 1.1%
Ambev SA		1,093,730	7,535,271
Atacadao Distribuicao Comercio e Industria Ltda (b)		90,000	454,802
Banco Bradesco SA		222,076	2,741,447
Banco do Brasil SA		203,700	2,536,979
Banco Santander SA (Brasil) unit		101,100	1,137,296
BB Seguridade Participacoes SA		170,100	1,660,958
BM&F BOVESPA SA		492,325	4,030,080
BR Malls Participacoes SA		208,730	841,865
Brasil Foods SA (b)		98,700	1,095,118
CCR SA		286,000	1,406,660
Centrais Eletricas Brasileiras SA (Electrobras) (b)		62,100	396,263
Cielo SA		297,414	2,509,256
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)		83,700	955,746
Companhia Energetica de Minas Gerais (CEMIG) (b)		29,961	70,248
Companhia Energetica de Minas Gerais (CEMIG) (b)		1,727	3,756
Companhia Siderurgica Nacional SA (CSN) (b)		159,600	550,535
Cosan SA Industria e Comercio		41,300	565,704
Drogasil SA		55,800	1,478,718
EDP Energias do Brasil SA		70,280	302,429
Embraer SA		163,400	1,026,763
ENGIE Brasil Energia SA		35,400	399,333
Equatorial Energia SA		48,000	1,054,614
Fibria Celulose SA		61,295	1,055,829
Hypermarcas SA		86,600	987,773
JBS SA		203,400	641,610
Klabin SA unit		142,900	798,823
Kroton Educacional SA		334,192	1,704,526
Localiza Rent A Car SA		120,554	975,481
Lojas Renner SA		169,530	2,014,566
M. Dias Branco SA		23,800	427,817
Multiplan Empreendimentos Imobiliarios SA		21,352	486,150
Natura Cosmeticos SA		37,900	415,401
Odontoprev SA		68,200	355,984
Petroleo Brasileiro SA - Petrobras (ON) (b)		697,411	4,662,541
Porto Seguro SA		29,300	406,301
Qualicorp SA		56,100	538,637
Rumo SA		270,600	1,212,009
Sul America SA unit		44,237	281,862
Suzano Papel e Celulose SA		105,500	684,127
Terna Participacoes SA unit		40,900	258,674
TIM Participacoes SA		206,803	876,284
Ultrapar Participacoes SA		85,700	2,193,339
Vale SA		729,086	9,485,441
Vale SA sponsored ADR		32,996	431,918
Weg SA		140,820	1,047,531

TOTAL BRAZIL			64,696,465

British Virgin Islands - 0.0%
First Pacific Co. Ltd.		458,078	326,713
Canada - 6.2%
Agnico Eagle Mines Ltd. (Canada)		55,449	2,623,234
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)		101,057	5,287,006
AltaGas Ltd.		42,091	943,454
ARC Resources Ltd.		85,033	935,363
ATCO Ltd. Class I (non-vtg.)		17,521	633,605
Bank of Montreal		156,041	12,854,987
Bank of Nova Scotia		288,062	19,138,558
Barrick Gold Corp.		280,184	4,029,638
BCE, Inc.		37,184	1,738,881
BlackBerry Ltd. (b)		122,152	1,549,245
Bombardier, Inc. Class B (sub. vtg.) (b)		471,378	1,333,655
Brookfield Asset Management, Inc. Class A		201,753	8,444,101
CAE, Inc.		66,236	1,222,404
Cameco Corp.		97,854	900,575
Canadian Imperial Bank of Commerce		104,817	10,384,553
Canadian National Railway Co.		180,577	14,472,586
Canadian Natural Resources Ltd.		262,703	8,968,211
Canadian Pacific Railway Ltd.		35,088	6,496,700
Canadian Tire Ltd. Class A (non-vtg.)		15,434	2,153,608
Canadian Utilities Ltd. Class A (non-vtg.)		30,800	911,730
CCL Industries, Inc. Class B		33,178	1,586,879
Cenovus Energy, Inc.		250,870	2,392,443
CGI Group, Inc. Class A (sub. vtg.) (b)		50,792	2,907,119
CI Financial Corp.		62,824	1,512,373
Constellation Software, Inc.		4,861	3,142,301
Crescent Point Energy Corp.		131,172	1,034,446
Dollarama, Inc.		25,853	3,534,925
Element Financial Corp.		95,271	642,886
Emera, Inc.		12,870	476,085
Empire Co. Ltd. Class A (non-vtg.)		43,098	833,929
Enbridge, Inc.		395,612	14,483,259
Encana Corp.		233,617	2,888,874
Fairfax Financial Holdings Ltd. (sub. vtg.)		6,798	3,575,859
Finning International, Inc.		40,878	1,125,641
First Capital Realty, Inc.		38,728	647,671
First Quantum Minerals Ltd.		165,717	2,470,935
Fortis, Inc.		100,559	3,553,085
Franco-Nevada Corp.		44,555	3,406,827
George Weston Ltd.		12,255	1,073,259
Gildan Activewear, Inc.		53,402	1,816,102
Goldcorp, Inc.		207,793	2,974,988
Great-West Lifeco, Inc.		72,687	2,055,328
H&R REIT/H&R Finance Trust		31,833	544,008
Husky Energy, Inc. (b)		86,927	1,274,223
Hydro One Ltd. (d)		72,689	1,312,539
IGM Financial, Inc.		20,358	727,095
Imperial Oil Ltd.		71,994	2,263,421
Industrial Alliance Insurance and Financial Services, Inc.		25,480	1,219,933
Intact Financial Corp.		33,399	2,800,357
Inter Pipeline Ltd.		88,312	1,693,006
Jean Coutu Group, Inc. Class A (sub. vtg.)		18,078	356,269
Keyera Corp.		47,722	1,342,812
Kinross Gold Corp. (b)		302,553	1,313,523
Linamar Corp.		11,947	705,456
Loblaw Companies Ltd.		52,191	2,827,225
Lundin Mining Corp.		160,693	1,161,432
Magna International, Inc. Class A (sub. vtg.)		84,237	4,811,782
Manulife Financial Corp.		475,487	10,089,602
Methanex Corp.		21,095	1,331,558
Metro, Inc. Class A (sub. vtg.)		54,170	1,812,713
National Bank of Canada		81,848	4,248,111
Nutrien Ltd. (b)		154,879	8,102,816
Onex Corp. (sub. vtg.)		19,319	1,446,883
Open Text Corp.		63,771	2,183,768
Pembina Pipeline Corp.		120,480	4,107,095
Power Corp. of Canada (sub. vtg.)		84,584	2,158,611
Power Financial Corp.		58,743	1,620,447
PrairieSky Royalty Ltd.		51,605	1,277,958
Restaurant Brands International, Inc.		54,276	3,278,623
RioCan (REIT)		39,486	773,348
Rogers Communications, Inc. Class B (non-vtg.)		86,799	4,236,215
Royal Bank of Canada		350,541	30,015,429
Saputo, Inc.		51,124	1,759,414
Seven Generations Energy Ltd. (b)		61,213	853,498
Shaw Communications, Inc. Class B		102,048	2,227,633
Shopify, Inc. Class A (b)		19,760	2,522,854
Smart (REIT)		16,798	413,122
SNC-Lavalin Group, Inc.		41,445	1,833,352
Sun Life Financial, Inc.		147,531	6,401,406
Suncor Energy, Inc.		398,639	14,441,751
Teck Resources Ltd. Class B (sub. vtg.)		136,893	3,975,462
TELUS Corp.		46,365	1,745,661
The Toronto-Dominion Bank		443,282	26,964,520
Thomson Reuters Corp.		68,955	2,984,126
Tourmaline Oil Corp. (b)		56,267	908,964
TransCanada Corp.		209,179	9,630,737
Turquoise Hill Resources Ltd. (b)		251,366	766,360
Valeant Pharmaceuticals International, Inc. (Canada) (b)		80,132	1,483,243
Vermilion Energy, Inc. (a)		28,037	1,059,935
West Fraser Timber Co. Ltd.		16,561	1,158,731
Wheaton Precious Metals Corp.		104,297	2,252,985

TOTAL CANADA			347,577,320

Cayman Islands - 4.6%
3SBio, Inc. (b)		247,500	504,324
58.com, Inc. ADR (a)(b)		21,521	1,719,097
AAC Technology Holdings, Inc.		176,000	2,942,839
Agile Property Holdings Ltd.		366,000	656,892
Agile Property Holdings Ltd. rights (b)(c)		7,320	0
Airtac International Group		29,000	460,152
Alibaba Group Holding Ltd. sponsored ADR (a)(b)		277,124	56,613,662
Anta Sports Products Ltd.		257,000	1,238,570
ASM Pacific Technology Ltd.		66,000	901,076
Autohome, Inc. ADR Class A		12,522	1,042,832
Baidu.com, Inc. sponsored ADR (b)		65,933	16,280,176
Chailease Holding Co. Ltd.		281,977	947,992
Cheung Kong Property Holdings Ltd.		621,616	5,931,958
China Conch Venture Holdings Ltd.		399,500	1,118,425
China Huishan Dairy Holdings Co. Ltd. (b)(c)		894,000	47,999
China Medical System Holdings Ltd.		332,000	712,158
China Mengniu Dairy Co. Ltd.		665,000	2,171,994
China Resources Land Ltd.		658,465	2,626,234
China State Construction International Holdings Ltd.		493,750	714,496
CK Hutchison Holdings Ltd.		648,116	8,749,088
Country Garden Holdings Co. Ltd.		1,266,537	2,723,265
Ctrip.com International Ltd. ADR (a)(b)		94,310	4,411,822
ENN Energy Holdings Ltd.		184,000	1,420,695
Evergrande Real Estate Group Ltd. (b)		782,000	2,584,124
Fullshare Holdings Ltd. (a)		1,592,500	751,194
GCL-Poly Energy Holdings Ltd. (a)(b)		3,207,000	553,451
Geely Automobile Holdings Ltd.		1,185,000	3,794,654
General Interface Solution Holding Ltd.		39,000	290,032
Haitian International Holdings Ltd.		160,000	500,086
Hengan International Group Co. Ltd.		176,000	1,687,408
JD.com, Inc. sponsored ADR (b)		157,679	7,762,537
Kingboard Chemical Holdings Ltd.		150,000	825,488
Kingsoft Corp. Ltd.		194,000	663,394
Lee & Man Paper Manufacturing Ltd.		386,000	454,951
Longfor Properties Co. Ltd.		353,500	1,154,586
Meitu, Inc. (b)(d)		301,000	418,641
Melco Crown Entertainment Ltd. sponsored ADR		58,039	1,728,401
MGM China Holdings Ltd.		238,800	735,694
Minth Group Ltd.		174,000	983,145
Momo, Inc. ADR (b)		26,691	841,567
NetEase, Inc. ADR		19,051	6,099,368
New Oriental Education & Technology Group, Inc. sponsored ADR		32,175	2,962,996
Nexteer Auto Group Ltd.		206,000	441,354
Sands China Ltd.		579,600	3,452,712
Semiconductor Manufacturing International Corp. (a)(b)		705,000	1,014,593
Shenzhou International Group Holdings Ltd.		178,000	1,837,421
Shimao Property Holdings Ltd.		288,000	859,658
SINA Corp. (b)		13,773	1,614,884
Sino Biopharmaceutical Ltd.		1,073,000	1,977,931
SOHO China Ltd.		454,500	270,167
Sunac China Holdings Ltd.		579,000	2,779,295
Sunny Optical Technology Group Co. Ltd.		173,000	2,395,084
TAL Education Group ADR		68,702	2,237,624
Tencent Holdings Ltd.		1,370,400	80,973,417
Tingyi (Cayman Islands) Holding Corp.		452,000	941,829
Vipshop Holdings Ltd. ADR (b)		97,472	1,611,212
Want Want China Holdings Ltd.		1,224,000	1,081,199
Weibo Corp. sponsored ADR (a)(b)		11,420	1,479,689
WH Group Ltd. (d)		2,110,000	2,613,680
Wharf Real Estate Investment Co. Ltd. (b)		297,000	2,052,099
Wynn Macau Ltd.		377,200	1,330,843
YY, Inc. ADR (b)		10,589	1,407,913
Zhen Ding Technology Holding Ltd.		95,230	218,008

TOTAL CAYMAN ISLANDS			261,318,075

Chile - 0.3%
AES Gener SA		658,502	211,381
Aguas Andinas SA		646,953	435,716
Banco de Chile		5,796,823	990,354
Banco de Credito e Inversiones		11,078	850,839
Banco Santander Chile		15,912,434	1,344,096
Cencosud SA		344,377	1,072,840
Colbun SA		1,777,652	442,032
Compania Cervecerias Unidas SA		37,405	535,775
Compania de Petroleos de Chile SA (COPEC)		109,169	1,888,631
CorpBanca SA		37,083,029	376,471
Empresa Nacional de Electricidad SA		835,686	799,532
Empresa Nacional de Telecomunicaciones SA (ENTEL)		36,276	433,389
Empresas CMPC SA		290,529	1,142,780
Enel Chile SA		4,841,775	610,412
Enersis SA		6,945,464	1,624,522
LATAM Airlines Group SA		74,627	1,291,176
S.A.C.I. Falabella		174,561	1,832,973

TOTAL CHILE			15,882,919

China - 2.6%
Agricultural Bank of China Ltd. (H Shares)		6,271,000	3,847,903
Air China Ltd. (H Shares)		456,000	666,864
Aluminum Corp. of China Ltd. (H Shares) (a)(b)		900,000	608,661
Anhui Conch Cement Co. Ltd. (H Shares)		295,000	1,625,344
AviChina Industry & Technology Co. Ltd. (H Shares)		553,000	296,200
Bank Communications Co. Ltd. (H Shares)		2,068,200	1,792,538
Bank of China Ltd. (H Shares)		19,090,024	11,494,061
Beijing Capital International Airport Co. Ltd. (H Shares)		364,000	551,864
BYD Co. Ltd. (H Shares) (a)		153,500	1,444,261
CGN Power Co. Ltd. (H Shares) (d)		2,649,000	748,377
China Cinda Asset Management Co. Ltd. (H Shares)		2,159,000	913,538
China CITIC Bank Corp. Ltd. (H Shares)		2,122,293	1,747,179
China Communications Construction Co. Ltd. (H Shares)		1,063,000	1,269,189
China Communications Services Corp. Ltd. (H Shares)		610,000	387,554
China Construction Bank Corp. (H Shares)		20,231,649	23,227,382
China Everbright Bank Co. Ltd. (H Shares)		642,000	363,567
China Galaxy Securities Co. Ltd. (H Shares)		822,500	671,866
China Huarong Asset Management Co. Ltd.		2,367,000	1,195,202
China Life Insurance Co. Ltd. (H Shares)		1,787,000	6,017,190
China Longyuan Power Grid Corp. Ltd. (H Shares)		786,000	574,731
China Merchants Bank Co. Ltd. (H Shares)		939,691	4,606,770
China Minsheng Banking Corp. Ltd. (H Shares)		1,325,360	1,516,362
China Molybdenum Co. Ltd. (H Shares)		867,000	667,209
China National Building Materials Co. Ltd. (H Shares)		692,000	739,535
China Oilfield Services Ltd. (H Shares)		434,000	517,628
China Pacific Insurance (Group) Co. Ltd. (H Shares)		631,800	3,206,389
China Petroleum & Chemical Corp. (H Shares)		6,129,800	5,298,700
China Railway Construction Corp. Ltd. (H Shares)		503,500	612,105
China Railway Group Ltd. (H Shares)		916,000	703,746
China Shenhua Energy Co. Ltd. (H Shares)		816,000	2,540,009
China Southern Airlines Ltd. (H Shares)		422,000	550,248
China Telecom Corp. Ltd. (H Shares)		3,342,000	1,653,345
China Vanke Co. Ltd. (H Shares)		278,500	1,363,547
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)		556,000	503,926
CITIC Securities Co. Ltd. (H Shares)		553,500	1,471,726
CRRC Corp. Ltd. (H Shares)		1,015,800	1,006,366
Dongfeng Motor Group Co. Ltd. (H Shares)		674,000	880,556
Fuyao Glass Industries Group Co. Ltd.		126,000	533,949
GF Securities Co. Ltd. (H Shares)		309,200	690,919
Great Wall Motor Co. Ltd. (H Shares)		756,500	923,546
Guangzhou Automobile Group Co. Ltd. (H Shares)		505,376	1,144,786
Guangzhou R&F Properties Co. Ltd. (H Shares)		218,400	614,216
Haitong Securities Co. Ltd. (H Shares)		816,800	1,334,420
Huaneng Power International, Inc. (H Shares)		992,000	640,397
Huaneng Renewables Corp. Ltd. (H Shares)		1,060,000	367,216
Huatai Securities Co. Ltd. (H Shares) (d)		396,200	897,479
Industrial & Commercial Bank of China Ltd. (H Shares)		17,735,008	16,776,803
Jiangsu Expressway Co. Ltd. (H Shares)		300,000	462,503
Jiangxi Copper Co. Ltd. (H Shares)		311,000	526,374
New China Life Insurance Co. Ltd. (H Shares)		189,600	1,234,891
People's Insurance Co. of China Group (H Shares)		1,698,000	970,267
PetroChina Co. Ltd. (H Shares)		5,022,000	3,963,399
PICC Property & Casualty Co. Ltd. (H Shares)		1,091,334	2,265,634
Ping An Insurance (Group) Co. of China Ltd. (H Shares)		1,253,000	14,840,297
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)		400,000	296,063
Shanghai Electric Group Co. Ltd. (H Shares) (b)		680,000	276,428
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)		117,500	682,681
Shanghai Lujiazui Finance Trust Ltd. (B Shares)		185,410	281,082
Shanghai Pharma Holding Co. Ltd. (H Shares)		209,900	550,063
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)		790,000	483,736
Sinopharm Group Co. Ltd. (H Shares)		290,800	1,284,365
TravelSky Technology Ltd. (H Shares)		226,000	709,261
Tsingtao Brewery Co. Ltd. (H Shares)		88,000	490,473
Weichai Power Co. Ltd. (H Shares)		447,800	559,847
Yanzhou Coal Mining Co. Ltd. (H Shares)		456,000	795,107
Zhejiang Expressway Co. Ltd. (H Shares)		362,000	428,515
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)		135,400	749,467
Zijin Mng Group Co. Ltd. (H Shares)		1,395,000	702,614
ZTE Corp. (H Shares) (b)		180,536	657,741

TOTAL CHINA			144,416,177

Colombia - 0.1%
Bancolombia SA		56,982	652,945
Cementos Argos SA		102,549	408,318
Ecopetrol SA		1,202,308	1,126,901
Grupo de Inversiones Suramerica SA		49,896	705,367
Interconexion Electrica SA ESP		99,060	499,140
Inversiones Argos SA		70,229	510,757

TOTAL COLOMBIA			3,903,428

Czech Republic - 0.0%
Ceske Energeticke Zavody A/S		38,135	976,903
Komercni Banka A/S		17,535	805,361
MONETA Money Bank A/S (d)		117,420	487,673
Telefonica Czech Rep A/S		13,570	189,309

TOTAL CZECH REPUBLIC			2,459,246

Denmark - 1.2%
A.P. Moller - Maersk A/S:
Series A		891	1,523,522
Series B		1,587	2,832,747
Carlsberg A/S Series B		25,605	3,288,136
Christian Hansen Holding A/S		24,036	2,101,070
Coloplast A/S Series B		28,525	2,535,929
Danske Bank A/S		179,970	7,310,484
DONG Energy A/S (d)		45,563	2,766,691
DSV de Sammensluttede Vognmaend A/S		46,056	3,787,740
Genmab A/S (b)		13,944	2,554,093
H Lundbeck A/S		17,423	888,226
ISS Holdings A/S		40,176	1,567,631
Novo Nordisk A/S Series B		448,216	24,875,263
Novozymes A/S Series B		54,132	3,002,567
Pandora A/S		25,812	2,447,500
TDC A/S		199,675	1,332,721
Tryg A/S		28,492	693,466
Vestas Wind Systems A/S		51,408	3,506,441
William Demant Holding A/S (b)		26,590	840,128

TOTAL DENMARK			67,854,355

Egypt - 0.0%
Commercial International Bank SAE		189,442	836,935
Commercial International Bank SAE sponsored GDR		61,969	281,339
EFG-Hermes Holding SAE		112,139	129,665
Global Telecom Holding (b)		437,779	169,063

TOTAL EGYPT			1,417,002

Finland - 0.6%
Elisa Corp. (A Shares)		34,626	1,472,834
Fortum Corp.		105,563	2,288,993
Kone Oyj (B Shares)		81,257	4,650,781
Metso Corp.		27,597	964,505
Neste Oyj		31,205	2,157,186
Nokia Corp.		1,403,415	6,769,436
Nokian Tyres PLC		28,066	1,417,509
Orion Oyj (B Shares)		25,041	1,004,196
Sampo Oyj (A Shares)		107,424	6,237,821
Stora Enso Oyj (R Shares)		130,485	2,238,890
UPM-Kymmene Corp.		128,871	4,342,394
Wartsila Corp.		35,932	2,456,302

TOTAL FINLAND			36,000,847

France - 6.7%
Accor SA		45,317	2,579,673
Aeroports de Paris		6,981	1,450,033
Air Liquide SA		66,237	8,931,791
Alstom SA		36,682	1,609,929
Amundi SA (d)		14,708	1,387,815
Arkema SA		16,166	2,065,295
Atos Origin SA		22,968	3,621,522
AXA SA		466,905	15,355,316
BIC SA		7,034	806,062
bioMerieux SA		9,730	921,725
BNP Paribas SA		270,288	22,349,366
Bollore SA		209,093	1,214,925
Bollore SA (b)		1,063	6,332
Bouygues SA		51,598	2,868,033
Bureau Veritas SA		62,651	1,836,488
Capgemini SA		38,563	5,120,541
Carrefour SA		140,147	3,353,841
Casino Guichard Perrachon SA		13,708	801,433
CNP Assurances		41,299	1,058,311
Compagnie de St. Gobain		121,170	7,042,784
Credit Agricole SA		273,827	5,159,043
Danone SA		145,219	12,498,486
Dassault Aviation SA		607	1,015,127
Dassault Systemes SA		31,246	3,603,138
Edenred SA		54,121	1,747,714
EDF SA		23,260	319,829
EDF SA		115,336	1,585,889
Eiffage SA		17,518	2,124,054
ENGIE		439,856	7,634,523
Essilor International SA		49,923	7,090,729
Eurazeo SA		10,518	1,106,718
Eutelsat Communications		42,371	932,173
Faurecia SA		18,491	1,661,664
Fonciere des Regions		8,026	881,376
Gecina SA		11,448	2,234,325
Groupe Eurotunnel SA		111,725	1,567,448
Hermes International SCA		7,600	4,200,809
ICADE		7,786	843,904
Iliad SA		6,478	1,676,111
Imerys SA		8,825	945,561
Ingenico SA		13,993	1,593,105
Ipsen SA		9,194	1,289,303
JCDecaux SA		18,425	797,442
Kering SA		18,197	9,213,215
Klepierre SA		53,153	2,427,850
L'Oreal SA (b)		23,031	5,235,587
L'Oreal SA		37,623	8,552,754
Lagardere S.C.A. (Reg.)		28,606	892,156
Legrand SA		64,069	5,331,097
LVMH Moet Hennessy - Louis Vuitton SA		67,007	20,990,019
Michelin CGDE Series B		41,097	6,571,889
Natixis SA		223,528	2,035,340
Orange SA		480,528	8,682,990
Pernod Ricard SA		51,073	8,135,462
Peugeot Citroen SA		140,329	3,151,739
Publicis Groupe SA		49,967	3,453,095
Remy Cointreau SA		5,513	725,535
Renault SA		46,143	5,074,073
Rexel SA		72,600	1,308,782
Safran SA		80,197	9,060,754
Sanofi SA		273,330	24,121,817
Schneider Electric SA		136,420	12,782,185
SCOR SE		41,812	1,871,416
SEB SA		5,378	1,111,062
Societe Generale Series A		184,599	10,728,444
Sodexo SA		7,786	999,054
Sodexo SA		13,696	1,757,391
SR Teleperformance SA		13,888	2,105,327
Suez Environnement SA		90,060	1,342,886
Thales SA		25,715	2,884,875
Total SA		578,757	33,556,292
Ubisoft Entertainment SA (b)		14,705	1,258,637
Unibail-Rodamco		24,024	6,162,258
Valeo SA		57,479	4,531,554
Veolia Environnement SA		115,420	2,907,551
VINCI SA		121,456	13,126,819
Vivendi SA		248,400	7,287,516
Wendel SA		6,898	1,285,488
Zodiac Aerospace		49,220	1,529,561

TOTAL FRANCE			379,082,156

Germany - 6.3%
adidas AG		45,245	10,521,377
Allianz SE		108,086	27,337,805
Axel Springer Verlag AG		11,922	1,047,224
BASF AG		220,914	25,908,294
Bayer AG		198,842	26,055,731
Bayerische Motoren Werke AG (BMW)		79,528	9,080,933
Beiersdorf AG		24,175	2,866,382
Brenntag AG		37,564	2,435,415
Commerzbank AG (b)		256,101	4,215,543
Continental AG		26,349	7,906,877
Covestro AG (d)		39,035	4,486,788
Daimler AG (Germany)		231,346	21,177,293
Deutsche Bank AG		497,034	9,129,267
Deutsche Borse AG		46,359	5,957,879
Deutsche Lufthansa AG		56,891	2,029,993
Deutsche Post AG		233,149	11,019,976
Deutsche Telekom AG		801,345	14,055,623
Deutsche Wohnen AG (Bearer)		85,760	3,875,702
Drillisch AG		12,958	1,077,896
E.ON AG		529,276	5,563,259
Evonik Industries AG		38,848	1,533,769
Fraport AG Frankfurt Airport Services Worldwide		10,071	1,190,848
Fresenius Medical Care AG & Co. KGaA		50,892	5,865,911
Fresenius Medical Care AG & Co. KGaA sponsored ADR		1,480	85,115
Fresenius SE & Co. KGaA		99,870	8,739,069
GEA Group AG		43,727	2,173,199
Hannover Reuck SE		14,228	1,944,892
HeidelbergCement Finance AG		36,064	3,907,985
Henkel AG & Co. KGaA		24,460	3,061,126
Hochtief AG		4,531	818,505
Hugo Boss AG		15,360	1,410,814
Infineon Technologies AG		272,762	7,941,797
Innogy SE (d)		33,168	1,264,218
K&S AG (a)		46,816	1,314,774
KION Group AG		17,121	1,571,286
Lanxess AG		21,497	1,874,144
Linde AG (b)		3,935	960,489
Linde AG		41,613	9,485,624
MAN SE		8,257	982,092
Merck KGaA		30,788	3,364,551
Metro Wholesale & Food Specialist AG		43,759	950,757
MTU Aero Engines Holdings AG		12,455	2,231,384
Muenchener Rueckversicherungs AG		37,338	8,786,968
OSRAM Licht AG		23,866	2,084,825
ProSiebenSat.1 Media AG		56,798	2,175,916
RWE AG		124,486	2,491,436
SAP SE		236,296	26,734,659
Schaeffler AG		41,879	832,698
Siemens AG		184,001	27,932,122
Symrise AG		29,294	2,449,881
Telefonica Deutschland Holding AG		184,411	931,849
Thyssenkrupp AG		104,472	3,286,781
TUI AG		21,520	485,335
TUI AG (GB)		84,215	1,904,793
Uniper SE		48,268	1,440,049
United Internet AG		29,813	2,172,741
Volkswagen AG		7,562	1,677,726
Vonovia SE		116,757	5,756,348
Wirecard AG		28,419	3,538,946
Zalando SE (a)(b)		26,389	1,545,771

TOTAL GERMANY			354,650,450

Greece - 0.1%
Alpha Bank AE (b)		333,252	811,362
EFG Eurobank Ergasias SA (b)		476,078	531,967
Ff Group (b)		7,090	169,714
Greek Organization of Football Prognostics SA		57,209	767,101
Hellenic Telecommunications Organization SA		56,969	894,733
Jumbo SA		26,467	523,133
National Bank of Greece SA (b)		1,388,079	586,942
Piraeus Bank SA (b)		71,596	322,671
Titan Cement Co. SA (Reg.)		10,107	309,944

TOTAL GREECE			4,917,567

Hong Kong - 2.5%
AIA Group Ltd.		2,902,400	24,858,686
Bank of East Asia Ltd.		295,768	1,279,841
Beijing Enterprises Holdings Ltd.		123,000	755,518
BOC Hong Kong (Holdings) Ltd.		887,000	4,529,878
BYD Electronic International Co. Ltd.		159,000	391,877
China Everbright International Ltd.		613,000	937,212
China Everbright Ltd.		218,000	537,848
China Jinmao Holdings Group Ltd.		1,214,000	791,471
China Merchants Holdings International Co. Ltd.		319,250	844,787
China Mobile Ltd.		1,476,000	15,542,864
China Overseas Land and Investment Ltd.		922,000	3,571,245
China Resources Beer Holdings Co. Ltd.		396,989	1,499,623
China Resources Pharmaceutical Group Ltd.		468,500	616,869
China Resources Power Holdings Co. Ltd.		481,780	889,328
China Taiping Insurance Group Ltd.		389,665	1,683,659
China Unicom Ltd. (b)		1,458,000	2,185,557
CITIC Pacific Ltd.		1,402,000	2,211,614
CLP Holdings Ltd.		395,500	4,037,081
CNOOC Ltd.		4,287,000	6,738,576
CSPC Pharmaceutical Group Ltd.		1,122,000	2,489,939
Far East Horizon Ltd.		436,000	469,851
Fosun International Ltd.		629,000	1,485,931
Galaxy Entertainment Group Ltd.		565,000	5,005,273
Guangdong Investment Ltd.		728,000	1,083,254
Hang Lung Group Ltd.		218,000	829,067
Hang Lung Properties Ltd.		484,000	1,280,742
Hang Seng Bank Ltd.		183,000	4,355,890
Henderson Land Development Co. Ltd.		288,113	2,014,635
Hong Kong & China Gas Co. Ltd.		2,009,054	3,970,518
Hong Kong Exchanges and Clearing Ltd.		281,079	10,650,076
Hysan Development Co. Ltd.		154,434	862,721
Lenovo Group Ltd.		1,748,000	1,007,776
Link (REIT)		528,230	4,672,779
MTR Corp. Ltd.		357,064	2,044,891
New World Development Co. Ltd.		1,420,763	2,299,331
PCCW Ltd.		1,035,627	597,071
Power Assets Holdings Ltd.		333,500	2,965,098
Shanghai Industrial Holdings Ltd.		110,000	322,014
Sino Land Ltd.		756,114	1,393,794
Sino-Ocean Group Holding Ltd.		746,913	617,761
SJM Holdings Ltd.		429,000	428,855
Sun Art Retail Group Ltd.		293,917	399,021
Sun Hung Kai Properties Ltd.		347,583	6,038,431
Swire Pacific Ltd. (A Shares)		120,500	1,205,362
Swire Properties Ltd.		279,800	978,253
Techtronic Industries Co. Ltd.		332,000	2,211,169
Wharf Holdings Ltd.		297,000	1,216,832
Wheelock and Co. Ltd.		195,000	1,526,816

TOTAL HONG KONG			138,326,685

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)		91,159	1,113,625
OTP Bank PLC		57,677	2,673,970
Richter Gedeon PLC		33,849	869,940

TOTAL HUNGARY			4,657,535

India - 2.1%
ABB Ltd. India		4	104
ACC Ltd.		10,680	288,214
Adani Ports & Special Economic Zone Ltd.		176,633	1,191,773
Ambuja Cements Ltd.		148,580	611,993
Ashok Leyland Ltd.		299,533	594,259
Asian Paints Ltd.		69,469	1,233,195
Aurobindo Pharma Ltd.		66,614	659,799
Axis Bank Ltd.		431,489	4,029,765
Bajaj Auto Ltd.		20,329	1,067,352
Bajaj Finance Ltd.		39,866	1,052,378
Bajaj Finserv Ltd.		9,361	708,754
Bharat Forge Ltd.		53,714	606,015
Bharat Heavy Electricals Ltd.		219,181	345,531
Bharat Petroleum Corp. Ltd.		181,296	1,404,217
Bharti Airtel Ltd.		290,855	2,012,784
Bharti Infratel Ltd.		152,647	844,290
Bosch Ltd.		1,813	553,377
Britannia Industries Ltd.		7,481	551,324
Cadila Healthcare Ltd.		43,331	290,282
Cipla Ltd. (b)		85,413	795,741
Coal India Ltd.		160,097	754,516
Container Corp. of India Ltd.		8,222	179,847
Dabur India Ltd.		123,115	688,793
Dr. Reddy's Laboratories Ltd.		28,459	997,717
Eicher Motors Ltd.		3,214	1,361,429
GAIL India Ltd.		126,421	951,937
Glenmark Pharmaceuticals Ltd.		29,013	276,710
Godrej Consumer Products Ltd.		55,091	913,041
Grasim Industries Ltd.		78,406	1,431,008
Havells India Ltd.		57,772	474,783
HCL Technologies Ltd.		133,943	2,079,004
Hero Motocorp Ltd.		12,522	727,255
Hindalco Industries Ltd.		287,927	1,160,360
Hindustan Petroleum Corp. Ltd.		148,466	928,964
Hindustan Unilever Ltd.		156,756	3,377,184
Housing Development Finance Corp. Ltd.		364,272	11,211,852
ICICI Bank Ltd.		570,971	3,160,940
Idea Cellular Ltd. (b)		359,707	526,884
IDFC Bank Ltd.		301,509	269,442
Indiabulls Housing Finance Ltd.		75,286	1,647,562
Indiabulls Wholesale Services Ltd. (b)		510	2,014
Indian Oil Corp. Ltd.		145,128	953,516
Infosys Ltd.		442,035	7,983,882
ITC Ltd.		811,611	3,465,564
JSW Steel Ltd.		195,045	889,762
Larsen & Toubro Ltd.		114,536	2,552,553
LIC Housing Finance Ltd.		66,773	561,992
Lupin Ltd. (b)		54,070	751,799
Mahindra & Mahindra Financial Services Ltd. (b)		60,883	443,978
Mahindra & Mahindra Ltd.		178,744	2,145,856
Marico Ltd.		104,772	510,013
Maruti Suzuki India Ltd.		25,395	3,799,541
Motherson Sumi Systems Ltd.		159,873	920,100
Nestle India Ltd.		5,899	693,211
NTPC Ltd.		398,721	1,068,003
Oil & Natural Gas Corp. Ltd.		316,278	1,012,378
Petronet LNG Ltd.		114,871	460,406
Piramal Enterprises Ltd. (b)		17,885	771,846
Piramal Enterprises Ltd. rights 4/30/18 (b)		777	4,438
Power Finance Corp. Ltd.		154,754	284,381
Reliance Industries Ltd.		625,522	9,460,577
Rural Electrification Corp. Ltd.		153,170	374,732
Shree Cement Ltd.		1,946	526,801
Shriram Transport Finance Co. Ltd.		37,050	804,275
Siemens India Ltd.		14,842	303,997
State Bank of India		412,198	2,031,482
Sun Pharmaceutical Industries Ltd.		228,972	2,089,063
Tata Consultancy Services Ltd.		110,537	5,412,678
Tata Motors Ltd. (b)		365,150	2,284,695
Tata Motors Ltd. Class A (b)		121,672	429,853
Tata Power Co. Ltd.		245,593	343,892
Tata Steel Ltd. (c)		74,200	823,076
Tata Steel Ltd.:
rights 4/30/18 (b)		11,872	0
rights 4/30/18 (b)		5,936	0
Tech Mahindra Ltd.		114,910	1,107,609
Titan Co. Ltd. (b)		75,322	1,030,463
Ultratech Cemco Ltd.		21,157	1,458,621
United Spirits Ltd. (b)		13,603	703,178
UPL Ltd. (b)		88,166	1,043,191
Vakrangee Ltd.		100,622	577,437
Vedanta Ltd. (b)		350,845	1,878,699
Wipro Ltd.		272,215	1,304,970
Yes Bank Ltd.		401,841	2,240,599
Zee Entertainment Enterprises Ltd. (b)		127,576	1,191,659

TOTAL INDIA			118,657,155

Indonesia - 0.5%
PT Adaro Energy Tbk		3,581,500	655,389
PT AKR Corporindo Tbk		391,200	181,889
PT Astra International Tbk		4,870,600	3,092,213
PT Bank Central Asia Tbk		2,376,700	4,034,097
PT Bank Danamon Indonesia Tbk Series A		866,613	462,806
PT Bank Mandiri (Persero) Tbk		4,450,700	2,709,281
PT Bank Negara Indonesia (Persero) Tbk		1,788,689	1,255,830
PT Bank Rakyat Indonesia Tbk		13,355,800	3,690,963
PT Bank Tabungan Negara Tbk		1,037,700	283,675
PT Bumi Serpong Damai Tbk		1,715,600	233,214
PT Charoen Pokphand Indonesia Tbk		1,875,200	483,209
PT Gudang Garam Tbk		116,100	702,835
PT Hanjaya Mandala Sampoerna Tbk		2,339,600	856,260
PT Indocement Tunggal Prakarsa Tbk		440,400	717,087
PT Indofood CBP Sukses Makmur Tbk		591,300	385,338
PT Indofood Sukses Makmur Tbk		1,108,900	641,892
PT Jasa Marga Tbk		477,453	203,270
PT Kalbe Farma Tbk		5,091,000	633,119
PT Matahari Department Store Tbk		626,200	520,333
PT Pakuwon Jati Tbk		5,371,500	284,854
PT Perusahaan Gas Negara Tbk Series B		2,375,200	463,030
PT Semen Gresik (Persero) Tbk		725,600	604,283
PT Surya Citra Media Tbk		1,252,700	251,691
PT Telkomunikasi Indonesia Tbk Series B		12,104,000	3,606,975
PT Tower Bersama Infrastructure Tbk		518,900	238,356
PT Unilever Indonesia Tbk		363,700	1,477,782
PT United Tractors Tbk		406,612	1,181,402
PT Waskita Karya Persero Tbk		1,085,600	229,469
PT XL Axiata Tbk (b)		840,625	187,733

TOTAL INDONESIA			30,268,275

Ireland - 0.4%
AIB Group PLC		195,738	1,364,549
Bank Ireland Group PLC (b)		216,677	2,114,460
CRH PLC		201,305	7,476,107
DCC PLC (United Kingdom)		21,058	2,214,036
James Hardie Industries PLC CDI		106,413	1,870,155
Kerry Group PLC Class A		38,149	4,061,454
Paddy Power Betfair PLC (Ireland)		19,457	2,256,249
Ryanair Holdings PLC (b)		4,983	103,132
Ryanair Holdings PLC sponsored ADR (b)		6,116	750,494

TOTAL IRELAND			22,210,636

Isle of Man - 0.1%
Genting Singapore PLC		1,449,300	1,491,504
NEPI Rockcastle PLC		91,017	1,236,225

TOTAL ISLE OF MAN			2,727,729

Israel - 0.3%
Azrieli Group		10,469	570,360
Bank Hapoalim BM (Reg.)		256,300	1,918,755
Bank Leumi le-Israel BM		346,240	2,129,352
Bezeq The Israel Telecommunication Corp. Ltd.		514,378	849,136
Check Point Software Technologies Ltd. (a)(b)		31,230	3,229,494
Elbit Systems Ltd. (Israel)		5,811	877,542
Frutarom Industries Ltd.		9,464	987,208
Israel Chemicals Ltd.		127,247	536,219
Mizrahi Tefahot Bank Ltd.		35,566	693,004
NICE Systems Ltd.		14,481	1,322,094
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)		220,669	4,503,854

TOTAL ISRAEL			17,617,018

Italy - 1.3%
Assicurazioni Generali SpA		300,373	5,955,662
Atlantia SpA		109,947	3,641,945
Davide Campari-Milano SpA		139,248	1,108,182
Enel SpA		1,956,230	12,436,536
Eni SpA		611,308	11,004,906
Intesa Sanpaolo SpA		3,250,696	12,772,437
Intesa Sanpaolo SpA (Risparmio Shares)		212,658	811,086
Leonardo SpA		95,083	1,147,449
Luxottica Group SpA		40,881	2,629,151
Mediobanca SpA		135,686	1,649,570
Poste Italiane SpA (d)		127,270	1,052,992
Prysmian SpA		50,325	1,770,712
Recordati SpA		25,373	1,155,173
Snam Rete Gas SpA		547,245	2,662,694
Telecom Italia SpA (b)		2,733,068	2,459,412
Terna SpA		338,783	2,039,147
UniCredit SpA		481,562	10,610,037
UniCredit SpA rights 2/21/18 (b)		481,562	2,388
Unipolsai SpA		244,816	632,523

TOTAL ITALY			75,542,002

Japan - 16.2%
ABC-MART, Inc.		7,200	468,513
ACOM Co. Ltd. (a)(b)		85,600	374,523
AEON Co. Ltd.		146,600	2,502,788
AEON Financial Service Co. Ltd.		28,900	723,022
AEON MALL Co. Ltd.		28,020	617,427
Air Water, Inc.		37,200	798,268
Aisin Seiki Co. Ltd.		41,900	2,452,474
Ajinomoto Co., Inc.		130,600	2,484,258
Alfresa Holdings Corp.		45,600	1,109,900
All Nippon Airways Ltd.		27,600	1,125,944
Alps Electric Co. Ltd.		47,400	1,369,746
Amada Holdings Co. Ltd.		83,000	1,234,590
Aozora Bank Ltd.		28,400	1,153,533
Asahi Glass Co. Ltd.		47,100	2,074,069
Asahi Group Holdings		92,900	4,693,540
Asahi Kasei Corp.		304,100	3,989,789
Asics Corp.		39,000	643,911
Astellas Pharma, Inc.		497,500	6,542,726
Bandai Namco Holdings, Inc.		47,000	1,538,097
Bank of Kyoto Ltd.		15,200	856,423
Benesse Holdings, Inc.		17,900	674,480
Bridgestone Corp.		156,200	7,623,506
Brother Industries Ltd.		57,000	1,464,267
Calbee, Inc.		19,700	696,037
Canon, Inc.		252,500	10,074,751
Canon, Inc. sponsored ADR		4,174	167,878
Casio Computer Co. Ltd.		49,700	756,824
Central Japan Railway Co.		34,700	6,591,635
Chiba Bank Ltd.		168,000	1,462,557
Chubu Electric Power Co., Inc.		156,000	1,965,908
Chugai Pharmaceutical Co. Ltd.		53,800	2,843,449
Chugoku Electric Power Co., Inc.		63,800	706,765
Coca-Cola West Co. Ltd.		30,400	1,076,955
Concordia Financial Group Ltd.		289,600	1,765,899
Credit Saison Co. Ltd.		38,600	705,230
CYBERDYNE, Inc. (a)(b)		23,800	412,495
Dai Nippon Printing Co. Ltd.		62,500	1,397,589
Dai-ichi Mutual Life Insurance Co.		259,200	5,465,905
Daicel Chemical Industries Ltd.		64,400	783,109
Daifuku Co. Ltd.		23,700	1,595,737
Daiichi Sankyo Kabushiki Kaisha		135,100	4,535,815
Daikin Industries Ltd.		59,800	7,215,514
Dainippon Sumitomo Pharma Co. Ltd.		39,200	578,681
Daito Trust Construction Co. Ltd.		16,800	2,944,436
Daiwa House Industry Co. Ltd.		136,300	5,398,650
Daiwa House REIT Investment Corp.		351	862,814
Daiwa Securities Group, Inc.		391,000	2,814,628
DeNA Co. Ltd.		24,900	540,801
DENSO Corp.		114,400	7,191,850
Dentsu, Inc.		52,000	2,333,211
Disco Corp.		6,800	1,603,692
Don Quijote Holdings Co. Ltd.		28,600	1,584,614
East Japan Railway Co.		78,800	7,865,401
Eisai Co. Ltd.		64,100	3,647,991
Electric Power Development Co. Ltd.		35,500	1,011,956
FamilyMart Co. Ltd.		19,600	1,318,191
Fanuc Corp.		46,600	12,648,100
Fast Retailing Co. Ltd.		12,800	5,729,067
Fuji Electric Co. Ltd.		138,000	1,139,347
Fujifilm Holdings Corp.		99,200	3,823,857
Fujitsu Ltd.		476,000	3,514,597
Fukuoka Financial Group, Inc.		179,000	1,041,571
Hakuhodo DY Holdings, Inc.		57,200	861,248
Hamamatsu Photonics K.K.		34,900	1,294,975
Hankyu Hanshin Holdings, Inc.		58,500	2,363,496
Hikari Tsushin, Inc.		5,400	787,087
Hino Motors Ltd.		59,600	792,571
Hirose Electric Co. Ltd.		7,825	1,178,200
Hisamitsu Pharmaceutical Co., Inc.		15,400	1,055,461
Hitachi Chemical Co. Ltd.		25,300	648,100
Hitachi Construction Machinery Co. Ltd.		26,300	1,182,963
Hitachi High-Technologies Corp.		16,200	764,904
Hitachi Ltd.		1,162,000	9,272,527
Hitachi Metals Ltd.		54,100	738,193
Honda Motor Co. Ltd.		413,600	14,585,923
Hoshizaki Corp.		13,100	1,242,804
Hoya Corp.		93,700	4,812,715
Hulic Co. Ltd.		74,000	940,799
Idemitsu Kosan Co. Ltd.		33,100	1,242,528
IHI Corp.		37,400	1,256,221
Iida Group Holdings Co. Ltd.		35,600	706,496
INPEX Corp.		228,000	2,973,469
Isetan Mitsukoshi Holdings Ltd.		81,100	974,290
Isuzu Motors Ltd.		133,300	2,257,305
Itochu Corp.		359,800	7,079,676
J. Front Retailing Co. Ltd.		58,700	1,078,927
Japan Airlines Co. Ltd.		28,400	1,073,165
Japan Airport Terminal Co. Ltd.		11,800	458,426
Japan Exchange Group, Inc.		123,200	2,224,711
Japan Post Bank Co. Ltd.		97,900	1,325,090
Japan Post Holdings Co. Ltd.		379,800	4,540,215
Japan Prime Realty Investment Corp.		191	675,139
Japan Real Estate Investment Corp.		301	1,552,958
Japan Retail Fund Investment Corp.		654	1,305,363
Japan Tobacco, Inc.		264,800	8,775,420
JFE Holdings, Inc.		125,300	2,978,937
JGC Corp.		48,000	1,043,204
JSR Corp.		44,400	1,055,392
JTEKT Corp.		53,900	967,823
JX Holdings, Inc.		740,510	4,930,020
Kajima Corp.		219,000	2,174,251
Kakaku.com, Inc.		34,800	611,422
Kamigumi Co. Ltd.		26,500	583,253
Kaneka Corp.		68,000	632,982
Kansai Electric Power Co., Inc.		166,300	2,072,215
Kansai Paint Co. Ltd.		49,800	1,231,798
Kao Corp.		119,000	8,269,154
Kawasaki Heavy Industries Ltd.		36,500	1,511,382
KDDI Corp.		435,200	11,044,637
Keihan Electric Railway Co., Ltd.		22,200	703,778
Keihin Electric Express Railway Co. Ltd.		57,800	1,142,360
Keio Corp.		27,800	1,323,729
Keisei Electric Railway Co.		33,300	1,130,831
Keyence Corp.		23,340	14,263,248
Kikkoman Corp.		35,500	1,473,959
Kintetsu Group Holdings Co. Ltd.		43,300	1,714,418
Kirin Holdings Co. Ltd.		208,600	5,225,456
Kobe Steel Ltd. (b)		71,100	740,326
Koito Manufacturing Co. Ltd.		27,200	1,921,356
Komatsu Ltd.		222,000	8,725,155
Konami Holdings Corp.		22,300	1,285,007
Konica Minolta, Inc.		116,500	1,166,188
Kose Corp.		7,400	1,277,973
Kubota Corp.		253,700	5,185,001
Kuraray Co. Ltd.		85,700	1,609,729
Kurita Water Industries Ltd.		24,100	791,165
Kyocera Corp.		77,100	5,146,859
Kyowa Hakko Kirin Co., Ltd.		63,000	1,229,039
Kyushu Electric Power Co., Inc.		104,200	1,145,524
Kyushu Financial Group, Inc.		85,800	515,520
Kyushu Railway Co.		38,800	1,247,854
Lawson, Inc.		11,600	786,659
LINE Corp. (b)		10,900	487,249
Lion Corp.		54,700	1,026,377
LIXIL Group Corp.		64,200	1,809,067
M3, Inc.		49,600	1,818,229
Mabuchi Motor Co. Ltd.		12,400	737,834
Makita Corp.		52,900	2,499,216
Marubeni Corp.		396,900	2,985,065
Marui Group Co. Ltd.		49,200	899,295
Maruichi Steel Tube Ltd.		15,200	457,477
Mazda Motor Corp.		134,100	1,888,895
McDonald's Holdings Co. (Japan) Ltd.		16,500	742,973
Mebuki Financial Group, Inc.		242,410	1,106,700
Medipal Holdings Corp.		42,700	833,512
Meiji Holdings Co. Ltd.		29,200	2,449,049
Minebea Mitsumi, Inc.		93,400	2,125,737
Misumi Group, Inc.		67,500	2,043,655
Mitsubishi Chemical Holdings Corp.		345,300	3,765,947
Mitsubishi Corp.		363,300	10,181,616
Mitsubishi Electric Corp.		464,600	8,550,562
Mitsubishi Estate Co. Ltd.		301,700	5,803,126
Mitsubishi Gas Chemical Co., Inc.		43,500	1,233,042
Mitsubishi Heavy Industries Ltd.		77,200	2,913,139
Mitsubishi Materials Corp.		27,400	1,020,028
Mitsubishi Motors Corp. of Japan		163,400	1,215,857
Mitsubishi Tanabe Pharma Corp.		54,900	1,116,519
Mitsubishi UFJ Financial Group, Inc.		2,867,200	21,679,969
Mitsubishi UFJ Lease & Finance Co. Ltd.		112,700	730,418
Mitsui & Co. Ltd.		410,700	7,226,053
Mitsui Chemicals, Inc.		44,600	1,406,234
Mitsui Fudosan Co. Ltd.		214,800	5,656,938
Mitsui OSK Lines Ltd.		26,300	947,435
mixi, Inc.		9,800	432,730
Mizuho Financial Group, Inc.		5,801,060	10,997,373
MS&AD Insurance Group Holdings, Inc.		113,090	3,863,044
Murata Manufacturing Co. Ltd.		46,000	6,802,622
Nabtesco Corp.		27,200	1,293,328
Nagoya Railroad Co. Ltd.		44,600	1,177,349
NEC Corp.		62,600	1,892,712
New Hampshire Foods Ltd.		45,000	1,083,953
Nexon Co. Ltd. (b)		46,700	1,560,312
NGK Insulators Ltd.		63,800	1,305,323
NGK Spark Plug Co. Ltd.		37,900	1,003,615
Nidec Corp.		57,300	9,222,080
Nikon Corp.		80,900	1,577,673
Nintendo Co. Ltd.		27,200	12,319,282
Nippon Building Fund, Inc.		322	1,727,457
Nippon Electric Glass Co. Ltd.		21,100	872,428
Nippon Express Co. Ltd.		18,600	1,340,335
Nippon Paint Holdings Co. Ltd.		39,700	1,426,982
Nippon Prologis REIT, Inc.		446	1,023,861
Nippon Steel & Sumitomo Metal Corp.		182,517	4,658,228
Nippon Telegraph & Telephone Corp.		166,300	7,963,222
Nippon Yusen KK (b)		40,000	1,005,573
Nissan Chemical Industries Co. Ltd.		29,100	1,189,818
Nissan Motor Co. Ltd.		557,800	5,975,440
Nisshin Seifun Group, Inc.		47,845	961,799
Nissin Food Holdings Co. Ltd.		14,200	1,053,586
Nitori Holdings Co. Ltd.		19,200	3,063,441
Nitto Denko Corp.		39,300	3,610,881
NKSJ Holdings, Inc.		84,900	3,409,082
NOK Corp.		23,500	548,231
Nomura Holdings, Inc.		873,100	5,699,994
Nomura Real Estate Holdings, Inc.		31,300	749,874
Nomura Real Estate Master Fund, Inc.		928	1,291,846
Nomura Research Institute Ltd.		31,640	1,460,823
NSK Ltd.		93,300	1,547,358
NTT Data Corp.		151,200	1,784,973
NTT DOCOMO, Inc.		317,300	7,884,086
NTT DOCOMO, Inc. sponsored ADR (a)		10,464	261,077
Obayashi Corp.		153,200	1,849,668
OBIC Co. Ltd.		15,700	1,227,038
Odakyu Electric Railway Co. Ltd.		71,600	1,581,476
Oji Holdings Corp.		207,000	1,422,228
Olympus Corp.		70,000	2,696,683
OMRON Corp.		46,400	2,908,272
Ono Pharmaceutical Co. Ltd.		99,900	2,468,253
Oracle Corp. Japan		9,400	759,225
Oriental Land Co. Ltd.		52,300	5,111,954
ORIX Corp.		318,000	5,956,675
Osaka Gas Co. Ltd.		89,100	1,772,443
Otsuka Corp.		12,700	1,069,189
Otsuka Holdings Co. Ltd.		92,900	4,126,862
Panasonic Corp.		530,500	7,876,441
Park24 Co. Ltd.		27,300	682,910
Pola Orbis Holdings, Inc.		22,700	888,637
Rakuten, Inc.		227,600	2,059,752
Recruit Holdings Co. Ltd.		265,000	6,471,526
Renesas Electronics Corp. (b)		118,500	1,396,431
Resona Holdings, Inc.		530,300	3,211,451
Ricoh Co. Ltd.		166,700	1,643,145
Rinnai Corp.		8,300	783,671
ROHM Co. Ltd.		22,700	2,500,756
Ryohin Keikaku Co. Ltd.		5,700	1,906,353
Sankyo Co. Ltd. (Gunma)		10,200	331,404
Santen Pharmaceutical Co. Ltd.		88,200	1,432,148
SBI Holdings, Inc. Japan		48,980	1,190,718
Secom Co. Ltd.		50,600	3,878,205
Sega Sammy Holdings, Inc.		40,300	564,078
Seibu Holdings, Inc.		54,800	1,098,403
Seiko Epson Corp.		66,000	1,607,669
Sekisui Chemical Co. Ltd.		97,200	1,858,504
Sekisui House Ltd.		140,900	2,588,807
Seven & i Holdings Co. Ltd.		181,200	7,476,278
Seven Bank Ltd.		148,700	549,603
Sharp Corp. (a)(b)		36,100	1,351,364
Shimadzu Corp.		60,600	1,539,344
Shimamura Co. Ltd.		4,900	576,069
SHIMANO, Inc.		17,900	2,565,757
SHIMIZU Corp.		133,600	1,374,223
Shin-Etsu Chemical Co. Ltd.		93,500	10,697,890
Shinsei Bank Ltd.		38,400	671,407
Shionogi & Co. Ltd.		70,400	3,896,679
Shiseido Co. Ltd.		91,400	4,694,043
Shizuoka Bank Ltd.		125,000	1,336,694
Showa Shell Sekiyu K.K.		45,700	649,677
SMC Corp.		13,800	6,801,107
SoftBank Corp.		198,400	16,484,643
Sohgo Security Services Co., Ltd.		17,400	946,701
Sony Corp.		304,000	14,580,166
Sony Financial Holdings, Inc.		43,500	800,086
Stanley Electric Co. Ltd.		33,700	1,371,757
Start Today Co. Ltd.		44,800	1,323,720
Subaru Corp.		147,800	4,922,996
Sumco Corp.		56,300	1,532,279
Sumitomo Chemical Co. Ltd.		377,000	2,773,950
Sumitomo Corp.		285,400	4,934,738
Sumitomo Electric Industries Ltd.		180,100	3,082,438
Sumitomo Heavy Industries Ltd.		28,000	1,284,055
Sumitomo Metal Mining Co. Ltd.		58,700	2,756,172
Sumitomo Mitsui Financial Group, Inc.		323,100	14,551,117
Sumitomo Mitsui Trust Holdings, Inc.		79,725	3,319,664
Sumitomo Realty & Development Co. Ltd.		86,000	3,317,921
Sumitomo Rubber Industries Ltd.		45,700	890,140
Sundrug Co. Ltd.		18,300	787,582
Suntory Beverage & Food Ltd.		33,700	1,616,341
Suzuken Co. Ltd.		17,010	725,067
Suzuki Motor Corp.		82,500	4,738,394
Sysmex Corp.		37,600	2,959,783
T&D Holdings, Inc.		123,700	2,217,967
Taiheiyo Cement Corp.		29,000	1,230,733
Taisei Corp.		49,600	2,531,613
Taisho Pharmaceutical Holdings Co. Ltd.		7,700	627,168
Taiyo Nippon Sanso Corp.		28,500	443,018
Takashimaya Co. Ltd.		76,000	790,811
Takeda Pharmaceutical Co. Ltd.		171,100	10,021,979
TDK Corp.		30,700	2,841,889
Teijin Ltd.		45,700	1,013,241
Temp Holdings Co., Ltd.		41,700	1,041,891
Terumo Corp.		77,900	3,812,790
The Hachijuni Bank Ltd.		100,000	594,617
The Suruga Bank Ltd.		42,400	859,625
THK Co. Ltd.		29,200	1,219,904
Tobu Railway Co. Ltd.		45,300	1,527,223
Toho Co. Ltd.		27,800	942,590
Toho Gas Co. Ltd.		16,400	481,546
Tohoku Electric Power Co., Inc.		106,100	1,373,220
Tokio Marine Holdings, Inc.		163,000	7,706,951
Tokyo Electric Power Co., Inc. (b)		347,000	1,409,042
Tokyo Electron Ltd.		37,700	7,111,816
Tokyo Gas Co. Ltd.		93,800	2,238,131
Tokyo Tatemono Co. Ltd.		51,600	831,933
Tokyu Corp.		129,400	2,170,471
Tokyu Fudosan Holdings Corp.		125,600	994,443
Toppan Printing Co. Ltd.		125,000	1,178,317
Toray Industries, Inc.		353,000	3,521,494
Toshiba Corp. (b)		1,568,000	4,487,020
Tosoh Corp.		70,500	1,623,071
Toto Ltd.		33,600	1,929,190
Toyo Seikan Group Holdings Ltd.		39,900	646,798
Toyo Suisan Kaisha Ltd.		22,100	899,291
Toyoda Gosei Co. Ltd.		14,100	375,245
Toyota Industries Corp.		39,000	2,549,447
Toyota Motor Corp.		627,672	43,244,963
Toyota Tsusho Corp.		51,700	2,101,150
Trend Micro, Inc.		28,200	1,526,552
Tsuruha Holdings, Inc.		8,800	1,229,003
Unicharm Corp.		97,200	2,603,558
United Urban Investment Corp.		753	1,190,755
USS Co. Ltd.		52,900	1,184,771
West Japan Railway Co.		39,600	2,978,794
Yahoo! Japan Corp.		341,100	1,645,253
Yakult Honsha Co. Ltd.		20,800	1,746,248
Yamada Denki Co. Ltd.		157,500	935,261
Yamaguchi Financial Group, Inc.		49,000	576,063
Yamaha Corp.		40,800	1,687,179
Yamaha Motor Co. Ltd.		68,000	2,271,882
Yamato Holdings Co. Ltd.		83,900	2,166,706
Yamazaki Baking Co. Ltd.		32,500	641,200
Yaskawa Electric Corp.		61,100	3,162,153
Yokogawa Electric Corp.		55,900	1,192,562
Yokohama Rubber Co. Ltd.		29,100	742,900

TOTAL JAPAN			914,479,532

Korea (South) - 3.5%
AMOREPACIFIC Corp.		7,515	2,103,901
AMOREPACIFIC Group, Inc.		7,129	946,273
BGF Retail Co. Ltd. (b)		1,949	400,806
BGFretail Co. Ltd.		3,638	52,200
BS Financial Group, Inc.		65,100	645,039
Celltrion Healthcare Co. Ltd. (b)		8,101	1,037,430
Celltrion, Inc.		19,558	5,771,630
Cheil Industries, Inc.		18,385	2,440,346
Cheil Worldwide, Inc.		14,658	291,161
CJ CheilJedang Corp.		1,924	644,753
CJ Corp.		3,254	559,674
CJ E&M Corp.		4,212	355,923
Coway Co. Ltd.		12,796	1,138,703
Daelim Industrial Co.		6,174	469,198
Daewoo Engineering & Construction Co. Ltd. (b)		28,467	164,981
Db Insurance Co. Ltd.		12,315	833,436
DGB Financial Group Co. Ltd.		36,997	428,832
Dong Suh Companies, Inc.		8,128	222,233
Doosan Bobcat, Inc.		7,792	269,495
Doosan Heavy Industries & Construction Co. Ltd.		10,247	162,834
E-Mart Co. Ltd.		4,979	1,354,361
EUSU Holdings Co. Ltd.		6	43
GS Engineering & Construction Corp. (b)		11,467	356,403
GS Holdings Corp.		12,812	831,143
GS Retail Co. Ltd.		5,862	213,429
Hana Financial Group, Inc.		71,352	3,474,908
Hanjin Shipping Co. Ltd. (b)(c)		12	0
Hankook Tire Co. Ltd.		18,687	934,529
Hanmi Pharm Co. Ltd.		1,524	850,469
Hanmi Science Co. Ltd.		2,843	279,039
Hanon Systems		46,975	573,029
Hanssem Co. Ltd.		2,343	373,419
Hanwha Chemical Corp.		26,029	856,445
Hanwha Corp.		9,854	433,383
Hanwha Life Insurance Co. Ltd.		67,162	471,480
Hanwha Techwin Co. Ltd. (b)		8,044	253,021
Hotel Shilla Co.		7,080	615,482
Hyosung Corp.		5,182	653,929
Hyundai Department Store Co. Ltd.		3,171	308,268
Hyundai Engineering & Construction Co. Ltd.		19,096	765,771
Hyundai Fire & Marine Insurance Co. Ltd.		15,484	670,861
Hyundai Glovis Co. Ltd.		4,640	605,051
Hyundai Heavy Industries Co. Ltd. (b)		7,560	982,282
Hyundai Heavy Industries Co. Ltd. rights 3/9/18 (b)		1,335	41,181
Hyundai Industrial Development & Construction Co.		15,521	642,722
Hyundai Mobis		16,419	3,798,581
Hyundai Motor Co.		36,855	5,580,985
Hyundai Robotics Co. Ltd.		2,360	1,008,156
Hyundai Steel Co.		19,816	1,055,821
Hyundai Wia Corp.		3,524	203,904
Industrial Bank of Korea		62,735	976,391
ING Life Insurance Korea Ltd. (d)		7,823	427,788
Kakao Corp.		8,195	1,072,448
Kangwon Land, Inc.		29,384	891,302
KB Financial Group, Inc.		95,806	6,014,091
KCC Corp.		1,463	575,056
KEPCO Plant Service & Engineering Co. Ltd.		4,893	191,641
Kia Motors Corp.		62,065	2,010,247
Korea Aerospace Industries Ltd.		15,780	775,876
Korea Electric Power Corp.		62,632	2,091,347
Korea Express Co. Ltd. (b)		1,810	245,327
Korea Gas Corp. (b)		6,164	284,347
Korea Investment Holdings Co. Ltd.		9,717	793,858
Korea Zinc Co. Ltd.		2,044	983,983
Korean Air Lines Co. Ltd. (b)		11,690	421,248
KT Corp.		6,424	177,496
KT&G Corp.		28,231	2,810,446
Kumho Petro Chemical Co. Ltd.		4,052	390,127
LG Chemical Ltd.		10,957	4,424,608
LG Corp.		22,604	1,882,619
LG Display Co. Ltd.		55,704	1,670,167
LG Electronics, Inc.		25,847	2,476,472
LG Household & Health Care Ltd.		2,184	2,402,860
LG Innotek Co. Ltd.		3,214	377,041
Lotte Chemical Corp.		3,663	1,438,089
Lotte Confectionery Co. Ltd.		7,318	477,471
Lotte Shopping Co. Ltd.		2,767	624,634
Medy-Tox, Inc.		941	534,802
Mirae Asset Daewoo Co. Ltd.		92,230	969,894
Mirae Asset Daewoo Co. Ltd. rights 2/22/18 (b)(c)		18,257	5,173
NAVER Corp.		6,748	5,740,053
NCSOFT Corp.		4,148	1,713,801
Netmarble Games Corp. (d)		4,211	684,911
Oci Co. Ltd.		4,198	663,176
Orion Corp./Republic of Korea		5,053	552,630
Ottogi Corp.		241	173,463
POSCO		17,842	6,352,421
Posco Daewoo Corp.		10,124	228,070
S-Oil Corp.		10,636	1,222,877
S1 Corp.		4,083	379,372
Samsung Biologics Co. Ltd. (b)(d)		3,989	1,635,058
Samsung Card Co. Ltd.		7,471	272,010
Samsung Electro-Mechanics Co. Ltd.		13,298	1,323,840
Samsung Electronics Co. Ltd.		23,432	54,648,638
Samsung Fire & Marine Insurance Co. Ltd.		7,511	2,029,061
Samsung Heavy Industries Co. Ltd. (b)		58,342	501,183
Samsung Life Insurance Co. Ltd.		16,632	2,005,551
Samsung SDI Co. Ltd.		13,206	2,431,851
Samsung SDS Co. Ltd.		8,287	1,986,937
Samsung Securities Co. Ltd.		17,093	695,834
Shinhan Financial Group Co. Ltd.		103,129	5,110,630
Shinsegae Co. Ltd.		1,857	595,395
SillaJen, Inc. (b)		13,008	1,287,674
SK C&C Co. Ltd.		7,615	2,267,142
SK Energy Co. Ltd.		15,528	2,968,303
SK Hynix, Inc.		140,156	9,629,383
SK Networks Co. Ltd.		33,013	200,585
SK Telecom Co. Ltd.		4,981	1,234,645
STX Pan Ocean Co. Ltd. (Korea) (b)		47,378	266,608
Woori Bank		89,001	1,401,826
Woori Investment & Securities Co. Ltd.		31,442	493,763
Yuhan Corp.		1,835	399,661

TOTAL KOREA (SOUTH)			196,640,144

Luxembourg - 0.2%
ArcelorMittal SA (Netherlands) (b)		159,625	5,791,881
Eurofins Scientific SA		2,620	1,707,752
Millicom International Cellular SA (depository receipt)		16,116	1,201,557
PLAY Communications SA (b)(d)		31,356	318,678
RTL Group SA		9,132	774,374
SES SA (France) (depositary receipt)		87,995	1,373,275
Tenaris SA		113,466	1,981,982

TOTAL LUXEMBOURG			13,149,499

Malaysia - 0.6%
AirAsia Bhd		392,400	416,441
Alliance Bank Malaysia Bhd		210,100	233,205
AMMB Holdings Bhd		375,600	464,084
Astro Malaysia Holdings Bhd (d)		423,400	282,194
Axiata Group Bhd		668,422	974,961
British American Tobacco (Malaysia) Bhd		30,800	269,865
Bumiputra-Commerce Holdings Bhd		1,066,273	1,981,666
Dialog Group Bhd		754,222	494,952
DiGi.com Bhd		779,900	989,619
Felda Global Ventures Holdings Bhd (d)		274,200	141,282
Gamuda Bhd		385,875	506,455
Genting Bhd		545,800	1,347,361
Genting Malaysia Bhd		738,600	1,043,242
Genting Plantations Bhd		53,500	137,419
Hap Seng Consolidated Bhd		135,900	338,618
Hartalega Holdings Bhd		171,200	517,857
Hong Leong Bank Bhd		166,000	791,489
Hong Leong Credit Bhd		60,500	287,844
IHH Healthcare Bhd		503,500	775,708
IJM Corp. Bhd		750,100	594,158
IOI Corp. Bhd		500,100	601,248
IOI Properties Group Bhd		524,000	267,306
Kuala Lumpur Kepong Bhd		118,400	765,457
Malayan Banking Bhd		1,001,986	2,594,222
Malaysia Airports Holdings Bhd		184,998	429,180
Maxis Bhd		474,300	739,232
MISC Bhd		334,900	648,166
Nestle (Malaysia) BHD		12,500	363,048
Petronas Chemicals Group Bhd		577,600	1,205,246
Petronas Dagangan Bhd		63,400	400,130
Petronas Gas Bhd		169,500	777,762
PPB Group Bhd		118,600	530,827
Press Metal Bhd		298,200	441,834
Public Bank Bhd		706,300	3,979,614
RHB Capital Bhd		169,457	236,310
RHB Capital Bhd (b)(c)		122,876	0
SapuraKencana Petroleum Bhd		832,900	161,200
Sime Darby Bhd		555,307	435,591
Sime Darby Plantation Bhd (b)		586,407	826,772
Sime Darby Property Bhd (b)		509,107	206,201
SP Setia Bhd		251,400	200,424
Telekom Malaysia Bhd		259,174	408,593
Tenaga Nasional Bhd		822,725	3,328,019
UMW Holdings Bhd (b)		112,100	195,981
Westports Holdings Bhd		251,000	225,199
YTL Corp. Bhd		1,005,312	394,291
YTL Power International Bhd		472,275	151,331

TOTAL MALAYSIA			33,101,604

Malta - 0.0%
Brait SA		83,320	271,491
Mauritius - 0.0%
Golden Agri-Resources Ltd.		1,853,400	536,890
Mexico - 0.7%
Alfa SA de CV Series A		763,200	957,908
America Movil S.A.B. de CV Series L		8,088,346	7,579,124
Banco Santander Mexico SA		417,600	657,417
CEMEX S.A.B. de CV unit		3,509,040	2,918,583
Coca-Cola FEMSA S.A.B. de CV Series L		121,200	926,399
Compartamos S.A.B. de CV		218,200	197,780
El Puerto de Liverpool S.A.B. de CV Class C		40,155	297,218
Embotelladoras Arca S.A.B. de CV		108,762	789,195
Fibra Uno Administracion SA de CV		707,900	1,114,048
Fomento Economico Mexicano S.A.B. de CV unit		468,200	4,566,345
Gruma S.A.B. de CV Series B		54,725	653,639
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B		87,200	911,695
Grupo Aeroportuario del Sureste S.A.B. de CV Series B		50,580	984,383
Grupo Bimbo S.A.B. de CV Series A		373,400	910,842
Grupo Carso SA de CV Series A1		109,400	410,402
Grupo Financiero Banorte S.A.B. de CV Series O		603,800	3,879,399
Grupo Financiero Inbursa S.A.B. de CV Series O		578,700	1,023,901
Grupo Lala S.A.B. de CV		124,300	198,821
Grupo Mexico SA de CV Series B		911,523	3,231,415
Grupo Televisa SA de CV		578,400	2,393,561
Industrias Penoles SA de CV		35,325	818,700
Infraestructura Energetica Nova S.A.B. de CV		134,000	698,448
Kimberly-Clark de Mexico SA de CV Series A		346,000	649,735
Mexichem S.A.B. de CV		256,716	727,592
Promotora y Operadora de Infraestructura S.A.B. de CV		56,730	581,512
Wal-Mart de Mexico SA de CV Series V		1,253,100	3,140,198

TOTAL MEXICO			41,218,260

Multi-National - 0.0%
HK Electric Investments & HK Electric Investments Ltd. unit		577,500	533,748
HKT Trust/HKT Ltd. unit		903,640	1,126,279

TOTAL MULTI-NATIONAL			1,660,027

Netherlands - 3.1%
ABN AMRO Group NV GDR		101,771	3,448,195
AEGON NV		420,993	2,876,854
AerCap Holdings NV (b)		33,376	1,805,642
Airbus Group NV		139,675	16,062,442
Akzo Nobel NV		60,722	5,685,868
Altice NV:
Class A (a)(b)		114,010	1,225,249
Class B (b)		15,148	162,587
ASML Holding NV (Netherlands)		93,392	18,934,169
CNH Industrial NV		245,743	3,635,293
EXOR NV		25,855	1,997,279
Ferrari NV		29,249	3,487,606
Fiat Chrysler Automobiles NV		258,530	6,246,872
Heineken Holding NV		27,679	2,938,196
Heineken NV (Bearer)		62,325	7,007,497
ING Groep NV (Certificaten Van Aandelen)		934,857	18,356,175
Koninklijke Ahold Delhaize NV		308,177	6,875,630
Koninklijke Boskalis Westminster NV		22,649	903,772
Koninklijke DSM NV		43,721	4,517,332
Koninklijke KPN NV		820,902	2,876,650
Koninklijke Philips Electronics NV		226,281	9,223,164
NN Group NV		72,526	3,421,697
NXP Semiconductors NV (b)		83,269	10,018,926
QIAGEN NV (Germany)		51,408	1,719,462
Randstad Holding NV		28,865	2,038,428
RELX NV		232,238	5,165,523
Steinhoff International Holdings NV (South Africa)		698,665	403,408
STMicroelectronics NV (France)		153,069	3,655,271
Unilever NV (Certificaten Van Aandelen) (Bearer)		391,809	22,616,053
Vopak NV		16,232	733,362
Wolters Kluwer NV		72,571	3,840,985

TOTAL NETHERLANDS			171,879,587

New Zealand - 0.1%
Auckland International Airport Ltd.		222,887	1,099,698
Fisher & Paykel Healthcare Corp.		135,901	1,337,032
Fletcher Building Ltd.		168,304	968,687
Mercury Nz Ltd.		180,037	457,740
Meridian Energy Ltd.		295,351	631,211
Ryman Healthcare Group Ltd.		97,173	784,147
Spark New Zealand Ltd.		451,309	1,194,006

TOTAL NEW ZEALAND			6,472,521

Norway - 0.5%
DNB ASA		234,379	4,755,137
Gjensidige Forsikring ASA		49,447	932,636
Marine Harvest ASA		99,132	1,716,090
Norsk Hydro ASA		326,219	2,378,226
Orkla ASA		196,431	2,044,091
Schibsted ASA (B Shares)		24,606	742,116
Statoil ASA		273,544	6,409,497
Statoil ASA sponsored ADR		1,785	41,840
Telenor ASA		181,120	4,240,833
Yara International ASA		42,887	2,061,206

TOTAL NORWAY			25,321,672

Pakistan - 0.0%
Habib Bank Ltd.		130,200	228,579
Lucky Cement Ltd.		28,800	160,323
MCB Bank Ltd.		121,500	249,091
Oil & Gas Development Co. Ltd.		143,300	213,417
United Bank Ltd.		108,600	190,275

TOTAL PAKISTAN			1,041,685

Papua New Guinea - 0.0%
Oil Search Ltd. ADR		329,147	2,007,766
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR		43,522	671,544
Philippines - 0.3%
Aboitiz Equity Ventures, Inc.		486,700	727,563
Aboitiz Power Corp.		315,800	252,025
Alliance Global Group, Inc. (b)		1,003,000	299,485
Ayala Corp.		60,255	1,231,489
Ayala Land, Inc.		1,759,800	1,515,740
Bank of the Philippine Islands (BPI)		186,198	432,016
BDO Unibank, Inc.		473,678	1,410,661
DMCI Holdings, Inc.		847,600	237,575
Globe Telecom, Inc.		7,075	261,655
GT Capital Holdings, Inc.		21,925	573,998
International Container Terminal Services, Inc.		108,580	239,880
JG Summit Holdings, Inc.		672,080	1,000,761
Jollibee Food Corp.		99,230	550,087
Manila Electric Co.		52,500	346,015
Megaworld Corp.		2,423,300	233,486
Metro Pacific Investments Corp.		3,364,700	423,084
Metropolitan Bank & Trust Co.		155,441	301,049
Philippine Long Distance Telephone Co.		21,120	643,698
Robinsons Land Corp.		343,300	139,659
Robinsons Land Corp. rights 2/8/18 (b)		92,242	4,848
Security Bank Corp.		51,010	244,252
SM Investments Corp.		57,070	1,138,623
SM Prime Holdings, Inc.		2,136,475	1,534,519
Universal Robina Corp.		222,490	698,543

TOTAL PHILIPPINES			14,440,711

Poland - 0.3%
Alior Bank SA (b)		22,628	578,315
Bank Handlowy w Warszawie SA		6,604	167,202
Bank Millennium SA (b)		132,531	379,916
Bank Polska Kasa Opieki SA		37,865	1,538,188
Bank Zachodni WBK SA		8,531	1,071,029
BRE Bank SA (b)		3,667	559,027
CD Projekt RED SA		15,972	553,821
Cyfrowy Polsat SA		49,826	358,347
Dino Polska SA (b)(d)		12,933	322,803
Grupa Lotos SA		24,010	426,315
Jastrzebska Spolka Weglowa SA (b)		12,440	361,145
KGHM Polska Miedz SA (Bearer)		33,817	1,112,441
LPP SA		322	936,528
NG2 SA		7,379	634,805
Polish Oil & Gas Co. SA		422,621	828,718
Polska Grupa Energetyczna SA (b)		210,800	749,211
Polski Koncern Naftowy Orlen SA		72,497	2,351,266
Powszechna Kasa Oszczednosci Bank SA (b)		223,171	3,045,970
Powszechny Zaklad Ubezpieczen SA		146,331	2,000,711
Tauron Polska Energia SA (b)		230,998	209,220
Telekomunikacja Polska SA (b)		142,442	261,006
Zaklady Azotowe w Tarnowie-Moscicach SA		9,795	207,003

TOTAL POLAND			18,652,987

Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (b)(c)		319,729	4
Energias de Portugal SA		565,593	1,986,558
Galp Energia SGPS SA Class B		120,036	2,290,602
Jeronimo Martins SGPS SA		59,191	1,260,697

TOTAL PORTUGAL			5,537,861

Qatar - 0.1%
Barwa Real Estate Co. (b)		22,327	233,020
Doha Bank (b)		32,499	294,107
Ezdan Holding Group (b)		192,783	613,136
Industries Qatar QSC (b)		37,051	1,115,295
Masraf al Rayan (b)		87,190	967,447
Qatar Electricity & Water Co. (b)		7,219	384,742
Qatar Gas Transport Co. Ltd. (Nakilat) (b)		59,172	304,555
Qatar Insurance Co. SAQ		34,737	486,566
Qatar Islamic Bank (b)		16,494	444,446
Qatar National Bank SAQ		56,241	2,088,378
Qatar Telecom (Qtel) Q.S.C. (b)		20,243	530,955
The Commercial Bank of Qatar		43,187	332,116

TOTAL QATAR			7,794,763

Russia - 0.9%
Alrosa Co. Ltd.		638,000	924,998
Gazprom OAO		454,654	1,159,502
Gazprom OAO sponsored ADR (Reg. S)		1,057,398	5,318,712
Inter Rao Ues JSC		7,705,000	519,487
Lukoil PJSC		12,814	848,232
Lukoil PJSC sponsored ADR		89,585	5,914,402
Magnit OJSC GDR (Reg. S)		85,833	1,931,243
Magnitogorsk Iron & Steel Works PJSC		514,000	417,048
MMC Norilsk Nickel PJSC		5,409	1,116,958
MMC Norilsk Nickel PJSC sponsored ADR		98,554	2,026,270
Mobile TeleSystems OJSC sponsored ADR		120,029	1,457,152
Moscow Exchange MICEX-RTS OAO		354,790	725,825
NOVATEK OAO GDR (Reg. S)		21,925	2,918,218
Novolipetsk Steel OJSC		295,140	771,806
PhosAgro OJSC GDR (Reg. S)		27,902	442,247
Polyus PJSC		6,151	501,157
Rosneft Oil Co. OJSC		64,666	394,808
Rosneft Oil Co. OJSC GDR (Reg. S)		217,412	1,330,996
RusHydro PJSC		4,764,700	61,494
RusHydro PJSC ADR		207,336	257,097
Sberbank of Russia		2,596,463	12,202,108
Severstal PAO		11,789	192,753
Severstal PAO GDR (Reg. S)		39,925	655,569
Surgutneftegas OJSC		10,100	5,164
Surgutneftegas OJSC sponsored ADR		201,700	1,026,653
Tatneft PAO		111,960	1,125,713
Tatneft PAO sponsored ADR		42,623	2,582,954
VTB Bank OJSC (b)		1,213,768,000	1,066,658

TOTAL RUSSIA			47,895,224

Singapore - 0.8%
Ascendas Real Estate Investment Trust		602,800	1,268,279
CapitaCommercial Trust (REIT)		624,450	890,167
CapitaLand Ltd.		606,700	1,775,978
CapitaMall Trust		605,500	969,317
City Developments Ltd.		98,600	996,673
ComfortDelgro Corp. Ltd.		499,200	799,146
DBS Group Holdings Ltd.		430,841	8,670,683
Hutchison Port Holdings Trust		1,291,000	535,765
Jardine Cycle & Carriage Ltd.		22,193	675,535
Keppel Corp. Ltd.		342,600	2,264,325
Oversea-Chinese Banking Corp. Ltd.		755,025	7,442,044
Sembcorp Industries Ltd.		239,100	619,713
Singapore Airlines Ltd.		131,500	1,133,759
Singapore Airport Terminal Service Ltd.		176,200	742,785
Singapore Exchange Ltd.		194,400	1,215,185
Singapore Press Holdings Ltd.		371,100	746,839
Singapore Technologies Engineering Ltd.		377,000	968,509
Singapore Telecommunications Ltd.		1,961,100	5,292,189
StarHub Ltd.		143,600	316,362
Suntec (REIT)		581,800	918,071
United Overseas Bank Ltd.		320,589	6,703,580
UOL Group Ltd.		121,121	844,837
Wilmar International Ltd.		409,600	999,177
Yangzijiang Shipbuilding Holdings Ltd.		570,400	695,716

TOTAL SINGAPORE			47,484,634

South Africa - 1.7%
Anglo American Platinum Ltd. (b)		11,799	353,584
AngloGold Ashanti Ltd.		98,395	1,093,901
Aspen Pharmacare Holdings Ltd.		92,476	2,113,180
Barclays Africa Group Ltd.		163,386	2,483,978
Bidcorp Ltd.		80,575	1,803,819
Bidvest Group Ltd.		80,538	1,699,584
Capitec Bank Holdings Ltd.		9,810	662,985
Coronation Fund Managers Ltd.		50,514	335,843
Discovery Ltd.		85,678	1,221,208
Exxaro Resources Ltd.		55,488	670,329
FirstRand Ltd.		809,023	4,541,524
Fortress (REIT) Ltd.:
Class A		256,332	381,699
Class B		197,487	501,459
Foschini Ltd.		54,623	892,458
Gold Fields Ltd.		206,386	893,824
Growthpoint Properties Ltd.		509,157	1,193,137
Hyprop Investments Ltd.		57,854	566,514
Imperial Holdings Ltd.		37,757	905,180
Investec Ltd.		61,713	484,014
Kumba Iron Ore Ltd.		15,090	457,455
Liberty Holdings Ltd.		30,565	338,386
Life Healthcare Group Holdings Ltd.		311,722	717,845
MMI Holdings Ltd.		217,611	416,439
Mondi Ltd.		29,595	790,324
Mr Price Group Ltd.		59,876	1,445,566
MTN Group Ltd.		409,784	4,545,372
Naspers Ltd. Class N		105,408	30,097,326
Nedbank Group Ltd.		55,511	1,237,139
Netcare Ltd.		228,875	503,298
Pick 'n Pay Stores Ltd.		92,520	533,115
Pioneer Foods Ltd.		27,729	305,701
PSG Group Ltd.		36,063	675,825
Rand Merchant Insurance Holdings Ltd.		161,551	604,542
Redefine Properties Ltd.		1,231,171	1,124,514
Remgro Ltd.		127,466	2,542,057
Resilient Property Income Fund Ltd.		73,882	725,957
RMB Holdings Ltd.		172,221	1,145,596
Sanlam Ltd.		335,135	2,495,212
Sappi Ltd.		135,208	974,148
Sasol Ltd.		133,249	4,788,326
Shoprite Holdings Ltd.		107,525	2,239,679
Sibanye-Stillwater		431,450	508,604
Spar Group Ltd.		45,088	780,250
Standard Bank Group Ltd.		312,292	5,289,819
Telkom SA Ltd.		57,387	249,725
Tiger Brands Ltd.		39,775	1,547,855
Truworths International Ltd.		107,024	885,373
Vodacom Group Ltd.		141,780	1,956,824
Woolworths Holdings Ltd.		238,152	1,290,047

TOTAL SOUTH AFRICA			94,010,539

Spain - 2.2%
Abertis Infraestructuras SA		167,169	4,051,350
ACS Actividades de Construccion y Servicios SA		57,067	2,283,393
ACS Actividades de Construccion y Servicios SA rights 2/2/18 (b)		57,067	29,899
Aena Sme SA		16,296	3,549,757
Amadeus IT Holding SA Class A		105,445	8,179,584
Banco Bilbao Vizcaya Argentaria SA		1,603,875	15,051,652
Banco de Sabadell SA		1,281,593	3,045,484
Banco Santander SA:
(Spain)		3,872,535	28,765,940
(Spain) sponsored ADR		13,477	99,865
Bankia SA		248,001	1,256,255
Bankinter SA		159,763	1,837,152
CaixaBank SA		862,743	4,653,743
Enagas SA		54,011	1,471,909
Endesa SA		76,128	1,710,753
Ferrovial SA		116,534	2,673,014
Gamesa Corporacion Tecnologica SA		57,643	899,593
Gas Natural SDG SA		84,731	1,957,205
Grifols SA		72,133	2,320,415
Iberdrola SA		1,399,999	11,398,911
Inditex SA		262,194	9,382,197
International Consolidated Airlines Group SA		146,128	1,328,033
MAPFRE SA (Reg.)		262,355	931,905
Red Electrica Corporacion SA		105,016	2,225,631
Repsol SA		301,378	5,670,635
Telefonica SA		1,091,892	11,201,214

TOTAL SPAIN			125,975,489

Sweden - 1.8%
Alfa Laval AB		69,404	1,820,557
ASSA ABLOY AB (B Shares)		240,702	5,335,548
Atlas Copco AB:
(A Shares)		160,814	7,540,803
(B Shares)		94,601	3,947,361
Boliden AB		64,935	2,355,160
Electrolux AB (B Shares)		58,157	2,053,234
Essity AB Class B		145,838	4,367,792
Getinge AB (B Shares)		57,016	780,724
H&M Hennes & Mauritz AB (B Shares)		228,227	4,039,008
Hexagon AB (B Shares)		62,093	3,698,048
Husqvarna AB (B Shares)		103,709	1,082,114
ICA Gruppen AB (a)		18,419	719,472
Industrivarden AB (C Shares)		41,365	1,101,856
Investor AB (B Shares)		109,326	5,342,890
Kinnevik AB (B Shares)		56,626	2,065,294
Lundbergfoeretagen AB		9,216	743,839
Lundin Petroleum AB		45,663	1,137,243
Nordea Bank AB		730,657	9,016,496
Sandvik AB		271,423	5,344,139
Securitas AB (B Shares)		75,401	1,395,606
Skandinaviska Enskilda Banken AB (A Shares)		365,424	4,616,087
Skanska AB (B Shares)		80,443	1,634,912
SKF AB (B Shares)		90,813	2,244,423
Svenska Handelsbanken AB (A Shares)		367,335	5,344,606
Swedbank AB (A Shares)		217,835	5,567,579
Swedish Match Co. AB		42,882	1,737,070
Tele2 AB (B Shares)		87,344	1,092,479
Telefonaktiebolaget LM Ericsson (B Shares)		738,979	4,752,991
TeliaSonera AB		625,786	3,140,882
Volvo AB (B Shares)		374,628	7,647,167

TOTAL SWEDEN			101,665,380

Switzerland - 5.4%
ABB Ltd. (Reg.)		443,385	12,358,372
Adecco SA (Reg.)		39,294	3,233,151
Baloise Holdings AG		11,692	1,913,179
Barry Callebaut AG		526	1,077,149
Clariant AG (Reg.)		55,663	1,593,191
Coca-Cola HBC AG		43,799	1,471,368
Compagnie Financiere Richemont SA Series A		125,383	12,026,246
Credit Suisse Group AG		583,841	11,292,085
Credit Suisse Group AG sponsored ADR		421	8,142
Dufry AG (b)		8,468	1,316,486
Ems-Chemie Holding AG		1,956	1,437,447
Galenica AG		11,553	1,700,522
Geberit AG (Reg.)		8,938	4,234,927
Givaudan SA		2,221	5,345,195
Julius Baer Group Ltd.		53,484	3,674,151
Kuehne & Nagel International AG		13,002	2,387,367
Lafargeholcim Ltd. (Reg.)		109,496	6,705,637
Lindt & Spruengli AG		24	1,794,682
Lindt & Spruengli AG (participation certificate)		259	1,622,315
Lonza Group AG		17,892	4,976,888
Nestle SA (Reg. S)		748,599	64,665,454
Novartis AG		534,977	48,285,467
Pargesa Holding SA		8,713	794,772
Partners Group Holding AG		4,187	3,254,681
Roche Holding AG (participation certificate)		168,981	41,750,862
Schindler Holding AG:
(participation certificate)		9,704	2,433,429
(Reg.)		4,765	1,160,085
SGS SA (Reg.)		1,295	3,482,552
Sika AG		517	4,479,833
Sonova Holding AG Class B		12,587	2,029,878
Straumann Holding AG		2,472	1,888,361
Swatch Group AG (Bearer)		7,488	3,431,246
Swatch Group AG (Bearer) (Reg.)		13,113	1,133,431
Swiss Life Holding AG		7,832	2,940,944
Swiss Prime Site AG		16,921	1,636,197
Swiss Re Ltd.		75,760	7,472,219
Swisscom AG		6,240	3,408,451
UBS Group AG (a)		873,092	17,729,185
UBS Group AG		7,544	153,294
Zurich Insurance Group AG		36,450	11,979,645

TOTAL SWITZERLAND			304,278,486

Taiwan - 2.8%
Acer, Inc.		703,060	666,208
Advanced Semiconductor Engineering, Inc.		1,631,886	2,313,000
Advantech Co. Ltd.		91,465	714,681
Asia Cement Corp.		621,785	640,334
Asia Pacific Telecom Co. Ltd. (b)		561,000	193,220
ASUSTeK Computer, Inc.		167,422	1,612,282
AU Optronics Corp.		2,134,000	1,013,819
Catcher Technology Co. Ltd.		160,000	1,831,423
Cathay Financial Holding Co. Ltd.		1,972,227	3,690,385
Chang Hwa Commercial Bank		1,086,835	636,916
Cheng Shin Rubber Industry Co. Ltd.		491,513	855,699
Chicony Electronics Co. Ltd.		121,165	318,904
China Airlines Ltd. (b)		708,835	293,936
China Development Finance Holding Corp.		3,329,819	1,221,031
China Life Insurance Co. Ltd.		595,875	612,630
China Steel Corp.		3,029,421	2,585,123
Chinatrust Financial Holding Co. Ltd.		4,215,255	3,076,987
Chunghwa Picture Tubes, Ltd. (b)		551	46
Chunghwa Telecom Co. Ltd.		924,400	3,433,856
Compal Electronics, Inc.		976,394	726,118
Delta Electronics, Inc.		472,383	2,379,763
E.SUN Financial Holdings Co. Ltd.		2,196,544	1,445,318
ECLAT Textile Co. Ltd.		42,420	425,225
EVA Airways Corp.		431,498	228,470
Evergreen Marine Corp. (Taiwan) (b)		439,683	259,927
Far Eastern Textile Ltd.		781,032	697,266
Far EasTone Telecommunications Co. Ltd.		383,000	997,550
Feng Tay Enterprise Co. Ltd.		72,760	344,107
First Financial Holding Co. Ltd.		2,235,268	1,543,572
Formosa Chemicals & Fibre Corp.		703,620	2,628,372
Formosa Petrochemical Corp.		322,000	1,368,358
Formosa Plastics Corp.		996,640	3,535,093
Formosa Taffeta Co. Ltd.		161,000	179,045
Foxconn Technology Co. Ltd.		210,811	602,534
Fubon Financial Holding Co. Ltd.		1,596,487	2,965,424
Giant Manufacturing Co. Ltd.		70,042	392,463
GlobalWafers Co. Ltd.		54,000	825,374
Highwealth Construction Corp.		180,400	283,155
HIWIN Technologies Corp.		53,472	691,776
Hon Hai Precision Industry Co. Ltd. (Foxconn)		3,749,742	11,848,257
Hotai Motor Co. Ltd.		65,000	845,371
HTC Corp. (b)		147,057	357,821
Hua Nan Financial Holdings Co. Ltd.		1,761,074	1,050,144
Innolux Corp.		2,254,819	1,062,519
Inventec Corp.		563,209	459,376
Largan Precision Co. Ltd.		24,000	3,294,093
Lite-On Technology Corp.		486,053	712,934
Macronix International Co. Ltd. (b)		418,000	654,658
MediaTek, Inc.		364,989	3,740,013
Mega Financial Holding Co. Ltd.		2,575,833	2,233,368
Micro-Star International Co. Ltd.		173,000	570,945
Nan Ya Plastics Corp.		1,139,980	3,129,334
Nanya Technology Corp.		177,000	481,633
Nien Made Enterprise Co. Ltd.		33,000	339,279
Novatek Microelectronics Corp.		136,000	570,949
Pegatron Corp.		459,652	1,244,453
Phison Electronics Corp.		38,199	390,113
Pou Chen Corp.		558,240	749,945
Powertech Technology, Inc.		162,700	528,589
President Chain Store Corp.		140,000	1,384,191
Quanta Computer, Inc.		654,000	1,423,225
Realtek Semiconductor Corp.		100,744	402,223
Ruentex Development Co. Ltd.		219,580	251,716
Ruentex Industries Ltd.		122,484	216,177
Shin Kong Financial Holding Co. Ltd.		2,066,637	757,827
Siliconware Precision Industries Co. Ltd.		486,000	839,439
Sinopac Holdings Co.		2,591,246	892,477
Standard Foods Corp.		125,981	322,945
Synnex Technology International Corp.		381,920	539,906
TaiMed Biologics, Inc. (b)		42,000	288,593
Taishin Financial Holdings Co. Ltd.		2,278,397	1,147,807
Taiwan Business Bank		850,142	251,726
Taiwan Cement Corp.		845,110	1,090,436
Taiwan Cooperative Financial Holding Co. Ltd.		1,905,961	1,133,276
Taiwan High Speed Rail Corp.		373,000	304,873
Taiwan Mobile Co. Ltd.		385,400	1,472,681
Taiwan Semiconductor Manufacturing Co. Ltd.		5,925,000	51,720,048
TECO Electric & Machinery Co. Ltd.		410,000	394,832
Unified-President Enterprises Corp.		1,159,620	2,781,864
United Microelectronics Corp.		2,874,000	1,401,016
Vanguard International Semiconductor Corp.		229,000	516,397
Win Semiconductors Corp.		79,000	706,626
Winbond Electronics Corp.		680,000	551,140
Wistron Corp.		693,973	582,681
WPG Holding Co. Ltd.		414,107	564,120
Yageo Corp.		49,000	649,874
Yuanta Financial Holding Co. Ltd.		2,497,085	1,198,074

TOTAL TAIWAN			156,279,374

Thailand - 0.6%
Advanced Info Service PCL (For. Reg.)		253,300	1,556,841
Airports of Thailand PCL (For. Reg.)		1,012,600	2,263,155
Bangkok Bank PCL (For. Reg.)		61,400	435,211
Bangkok Dusit Medical Services PCL (For. Reg.)		999,000	688,966
Bangkok Expressway and Metro PCL		1,735,300	429,393
Banpu PCL (For. Reg.)		491,700	357,943
Berli Jucker PCL (For. Reg)		300,500	551,684
BTS Group Holdings PCL		1,254,900	322,540
Bumrungrad Hospital PCL (For. Reg.)		89,200	558,212
C.P. ALL PCL (For. Reg.)		1,185,100	3,017,616
Central Pattana PCL (For. Reg.)		337,100	893,337
Charoen Pokphand Foods PCL (For. Reg.)		692,640	521,913
Delta Electronics PCL (For. Reg.)		109,900	270,188
Electricity Generating PCL (For. Reg.)		27,100	188,627
Energy Absolute PCL		251,200	543,384
Glow Energy PCL (For. Reg.)		114,000	310,297
Home Product Center PCL (For. Reg.)		1,015,447	460,388
Indorama Ventures PCL (For. Reg.)		379,400	678,365
IRPC PCL (For. Reg.)		2,659,300	624,069
Kasikornbank PCL		45,000	331,897
Kasikornbank PCL (For. Reg.)		410,200	3,025,421
KCE Electronics PCL		65,200	155,089
Krung Thai Bank PCL		113,400	72,414
Krung Thai Bank PCL (For. Reg.)		746,175	476,485
Minor International PCL (For. Reg.)		544,570	765,041
PTT Exploration and Production PCL		21,400	81,309
PTT Exploration and Production PCL (For. Reg.)		317,451	1,206,152
PTT Global Chemical PCL (For. Reg.)		549,286	1,688,020
PTT PCL (For. Reg.)		255,100	4,007,318
Robinsons Department Store PCL (For. Reg.)		108,300	248,101
Siam Cement PCL (For. Reg.)		100,550	1,579,521
Siam Commercial Bank PCL (For. Reg.)		441,200	2,218,678
Thai Oil PCL (For. Reg.)		263,300	861,694
Thai Union Frozen Products PCL (For. Reg.)		405,000	267,672
TMB PCL (For. Reg.)		2,775,500	256,991
True Corp. PCL (For. Reg.) (b)		2,210,335	476,365

TOTAL THAILAND			32,390,297

Turkey - 0.3%
Akbank T.A.S.		538,592	1,565,624
Anadolu Efes Biracilik Ve Malt Sanayii A/S		51,893	384,577
Arcelik A/S		51,346	260,516
Aselsan A/S		44,120	390,393
Bim Birlesik Magazalar A/S JSC		52,494	1,050,132
Coca-Cola Icecek Sanayi A/S		23,431	224,418
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S (b)		417,570	294,564
Eregli Demir ve Celik Fabrikalari T.A.S.		346,987	919,055
Ford Otomotiv Sanayi A/S		18,668	298,163
Haci Omer Sabanci Holding A/S		225,010	687,021
Koc Holding A/S		178,548	869,783
Petkim Petrokimya Holding A/S		149,398	315,770
TAV Havalimanlari Holding A/S		33,987	200,307
Tofas Turk Otomobil Fabrikasi A/S		33,412	283,725
Tupras Turkiye Petrol Rafinerileri A/S		30,410	934,173
Turk Hava Yollari AO (b)		149,951	657,827
Turk Sise ve Cam Fabrikalari A/S		159,623	212,457
Turk Telekomunikasyon (b)		121,021	204,247
Turkcell Iletisim Hizmet A/S		262,216	1,089,600
Turkiye Garanti Bankasi A/S		565,381	1,849,687
Turkiye Halk Bankasi A/S		144,789	390,822
Turkiye Is Bankasi A/S Series C		418,549	896,907
Turkiye Vakiflar Bankasi TAO		158,018	316,743
Ulker Biskuvi Sanayi A/S		31,627	200,037
Yapi ve Kredi Bankasi A/S (b)		200,595	248,835

TOTAL TURKEY			14,745,383

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC		501,357	989,624
Aldar Properties PJSC		684,945	427,047
Damac Properties Dubai Co. PJSC (b)		402,239	366,871
DP World Ltd.		39,833	1,055,973
Dubai Investments Ltd. (b)		343,773	225,566
Dubai Islamic Bank Pakistan Ltd. (b)		318,621	529,163
Dubai Parks and Resorts PJSC (b)		660,937	115,166
Emaar Malls Group PJSC (b)		412,155	259,213
Emaar Properties PJSC		828,154	1,483,618
Emirates Telecommunications Corp.		416,816	2,019,991
National Bank of Abu Dhabi PJSC (b)		386,294	1,177,934

TOTAL UNITED ARAB EMIRATES			8,650,166

United Kingdom - 10.8%
3i Group PLC		235,755	3,117,738
Admiral Group PLC		47,924	1,257,470
Anglo American PLC (United Kingdom)		320,621	7,778,123
Antofagasta PLC		94,064	1,243,414
Ashtead Group PLC		119,840	3,581,759
Associated British Foods PLC		86,136	3,342,464
AstraZeneca PLC (United Kingdom)		304,429	21,131,411
Auto Trader Group PLC (d)		235,230	1,202,686
Aviva PLC		970,143	7,077,608
Babcock International Group PLC		61,857	602,498
BAE Systems PLC		766,062	6,463,322
Barclays PLC		4,097,033	11,651,606
Barratt Developments PLC		242,103	2,011,625
Berkeley Group Holdings PLC		31,191	1,756,404
BHP Billiton PLC		507,526	11,302,727
BP PLC		4,749,274	33,883,187
British American Tobacco PLC (United Kingdom)		551,666	37,704,549
British Land Co. PLC		237,465	2,254,283
BT Group PLC		2,026,994	7,405,731
Bunzl PLC		79,487	2,324,908
Burberry Group PLC		104,702	2,347,359
Capita Group PLC		162,358	420,706
Carnival PLC		44,518	3,140,957
Centrica PLC		1,353,532	2,564,659
Cobham PLC (b)		588,151	1,091,875
Coca-Cola European Partners PLC		51,463	2,066,754
Compass Group PLC		379,840	7,995,357
ConvaTec Group PLC (d)		338,870	972,874
Croda International PLC		31,142	1,982,689
Diageo PLC		605,725	21,801,484
Direct Line Insurance Group PLC		327,269	1,716,037
easyJet PLC		39,124	922,134
Fresnillo PLC		53,408	1,019,173
G4S PLC (United Kingdom)		372,778	1,504,768
GKN PLC		411,104	2,467,497
GlaxoSmithKline PLC		1,182,942	22,019,387
Hammerson PLC		189,857	1,328,973
Hargreaves Lansdown PLC		62,524	1,648,990
HSBC Holdings PLC (United Kingdom)		4,834,748	51,580,277
IMI PLC		65,196	1,230,236
Imperial Tobacco Group PLC		230,732	9,495,626
InterContinental Hotel Group PLC		43,211	2,890,960
Intertek Group PLC		39,004	2,782,283
Investec PLC		160,181	1,244,058
ITV PLC		862,318	2,044,685
J Sainsbury PLC		395,543	1,418,070
John Wood Group PLC		165,863	1,525,573
Johnson Matthey PLC		45,921	2,255,952
Kingfisher PLC		528,639	2,602,360
Land Securities Group PLC		179,920	2,559,192
Legal& General Group PLC		1,435,095	5,513,799
Lloyds Banking Group PLC		17,303,970	17,096,319
London Stock Exchange Group PLC		75,188	4,192,296
Marks & Spencer Group PLC		384,179	1,642,860
Mediclinic International PLC (a)		43,469	368,589
Mediclinic International PLC		47,912	403,721
Meggitt PLC		185,888	1,225,177
Merlin Entertainments PLC (d)		177,438	827,860
Micro Focus International PLC		104,564	3,192,002
Mondi PLC		87,021	2,319,161
National Grid PLC		837,138	9,564,748
Next PLC		35,779	2,586,777
Old Mutual PLC		1,185,978	3,936,984
Pearson PLC		189,184	1,862,048
Pearson PLC sponsored ADR (a)		4,952	48,381
Persimmon PLC		74,493	2,646,338
Prudential PLC		621,849	16,833,504
Reckitt Benckiser Group PLC		160,825	15,530,888
RELX PLC		256,432	5,672,600
Rio Tinto PLC		296,773	16,519,284
Rolls-Royce Holdings PLC		398,273	4,942,001
Royal Bank of Scotland Group PLC (b)		864,567	3,536,441
Royal Dutch Shell PLC:
Class A		75,363	2,646,523
Class A (United Kingdom)		1,012,357	35,491,915
Class B (United Kingdom)		898,045	31,855,888
Royal Mail PLC		218,650	1,457,564
RSA Insurance Group PLC		242,146	2,130,253
Sage Group PLC		262,347	2,790,720
Schroders PLC		29,466	1,556,348
Scottish & Southern Energy PLC		240,926	4,467,970
Segro PLC		240,587	1,986,048
Severn Trent PLC		55,595	1,542,026
SKY PLC		246,540	3,707,028
Smith & Nephew PLC		211,334	3,802,639
Smiths Group PLC		95,191	2,160,484
St. James's Place Capital PLC		128,040	2,160,664
Standard Chartered PLC (United Kingdom) (b)		791,776	9,213,969
Standard Life PLC		647,049	3,909,122
Taylor Wimpey PLC		797,096	2,157,128
Tesco PLC		1,969,282	5,854,851
The Weir Group PLC		52,812	1,656,421
Travis Perkins PLC		60,220	1,248,777
Unilever PLC		303,684	17,187,393
United Utilities Group PLC		162,803	1,705,930
Vodafone Group PLC		6,411,267	20,438,066
Whitbread PLC		44,447	2,449,224
WM Morrison Supermarkets PLC		544,776	1,717,170

TOTAL UNITED KINGDOM			611,490,357

United States of America - 0.1%
Southern Copper Corp. (a)		20,630	1,001,587
Yum China Holdings, Inc.		92,572	4,294,415

TOTAL UNITED STATES OF AMERICA			5,296,002

TOTAL COMMON STOCKS
(Cost $4,301,102,719)			5,476,031,628

Nonconvertible Preferred Stocks - 1.4%
Brazil - 0.7%
Ambev SA sponsored ADR		39,361	270,410
Banco Bradesco SA:
(PN)		706,049	9,030,602
(PN) sponsored ADR		25,619	325,366
Brasil Foods SA sponsored ADR (b)		5,717	63,630
Braskem SA (PN-A)		39,100	606,381
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)		50,400	374,757
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)		39,001	921,775
Companhia Energetica de Minas Gerais (CEMIG) (PN)		217,804	512,721
Gerdau SA		242,950	1,098,079
Itau Unibanco Holding SA		734,774	12,052,508
Itau Unibanco Holding SA sponsored ADR (a)		41,228	676,139
Itausa-Investimentos Itau SA (PN)		947,030	3,938,527
Lojas Americanas SA (PN)		177,537	941,737
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.) (b)		876,840	5,421,766
(PN) sponsored ADR (non-vtg.) (b)		35,440	439,102
sponsored ADR (b)		6,520	87,107
Telefonica Brasil SA		105,740	1,787,225

TOTAL BRAZIL			38,547,832

Chile - 0.0%
Embotelladora Andina SA Class B		57,348	279,696
Sociedad Quimica y Minera de Chile SA (PN-B)		22,766	1,275,520

TOTAL CHILE			1,555,216

Colombia - 0.0%
Bancolombia SA (PN)		107,974	1,234,969
Grupo Aval Acciones y Valores SA		767,086	344,622
Grupo de Inversiones Suramerica SA		31,553	425,155

TOTAL COLOMBIA			2,004,746

France - 0.1%
Air Liquide SA (b)		36,543	4,927,676
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)		13,188	1,288,599
Fuchs Petrolub AG		16,830	919,393
Henkel AG & Co. KGaA		43,411	6,068,794
Porsche Automobil Holding SE (Germany)		36,875	3,406,192
Volkswagen AG		44,831	9,852,920

TOTAL GERMANY			21,535,898

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)		1,490,244	1,138,991
Korea (South) - 0.2%
AMOREPACIFIC Corp.		2,690	391,005
Hyundai Motor Co.		6,902	596,137
Hyundai Motor Co. Series 2		8,503	826,618
LG Chemical Ltd.		2,035	470,803
LG Household & Health Care Ltd.		623	394,254
Samsung Electronics Co. Ltd.		4,189	8,258,219

TOTAL KOREA (SOUTH)			10,937,036

Russia - 0.0%
AK Transneft OAO		108	345,827
Surgutneftegas OJSC		1,271,117	671,399

TOTAL RUSSIA			1,017,226

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $63,125,594)			81,664,621
		Principal Amount(e)	Value

Nonconvertible Bonds - 0.0%
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $46,681)	INR	233,068	51,653

U.S. Government and Government Agency Obligations - 0.1%
U.S. Treasury Obligations - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.19% to 1.43% 5/31/18 to 6/21/18 (f)
(Cost $5,972,057)		$6,000,000	5,968,864
		Shares	Value

Money Market Funds - 4.0%
Fidelity Cash Central Fund, 1.39% (g)		163,711,024	$163,743,766
Fidelity Securities Lending Cash Central Fund 1.40% (g)(h)		59,319,274	59,325,206
TOTAL MONEY MARKET FUNDS
(Cost $223,067,518)			223,068,972
TOTAL INVESTMENT IN SECURITIES - 102.6%
(Cost $4,593,314,569)			5,786,785,738
NET OTHER ASSETS (LIABILITIES) - (2.6)%			(146,665,379)
NET ASSETS - 100%			$5,640,120,359

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	531	March 2018	$56,963,025	$3,579,241	$3,579,241
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	336	March 2018	21,131,040	2,461,694	2,461,694
TME S&P/TSX 60 Index Contracts (Canada)	34	March 2018	5,213,333	(62,247)	(62,247)
TOTAL FUTURES CONTRACTS					$5,978,688

The notional amount of futures purchased as a percentage of Net Assets is 1.5%

Currency Abbreviations

INR – Indian rupee

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $24,253,027 or 0.4% of net assets.

 (e) Amount is stated in United States dollars unless otherwise noted.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,968,864.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$559,977
Fidelity Securities Lending Cash Central Fund	100,476
Total	$660,453

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$628,226,466	$369,209,209	$259,017,257	$--
Consumer Staples	513,198,360	225,920,767	287,229,594	47,999
Energy	371,599,273	187,453,083	184,146,190	--
Financials	1,316,948,430	886,869,742	430,073,511	5,177
Health Care	417,772,801	113,595,732	304,177,069	--
Industrials	660,851,666	345,141,189	315,710,477	--
Information Technology	648,655,660	311,922,962	336,732,696	2
Materials	454,088,166	283,747,749	169,517,341	823,076
Real Estate	175,268,981	138,378,393	36,890,588	--
Telecommunication Services	218,512,990	78,229,597	140,283,393	--
Utilities	152,573,456	113,837,594	38,735,862	--
Corporate Bonds	51,653	--	51,653	--
U.S. Government and Government Agency Obligations	5,968,864	--	5,968,864	--
Money Market Funds	223,068,972	223,068,972	--	--
Total Investments in Securities:	$5,786,785,738	$3,277,374,989	$2,508,534,495	$876,254
Derivative Instruments:
Assets
Futures Contracts	$5,978,688	$5,978,688	$--	$--
Total Assets	$5,978,688	$5,978,688	$--	$--
Total Derivative Instruments:	$5,978,688	$5,978,688	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$111,143,034
Level 2 to Level 1	$64,450,758

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Emerging Markets Index Fund

January 31, 2018

EMX-QTLY-0318
1.929351.106

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.2%
		Shares	Value
Bermuda - 0.9%
Alibaba Health Information Technology Ltd. (a)(b)		908,000	$474,739
Alibaba Pictures Group Ltd. (a)		3,650,000	508,587
Beijing Enterprises Water Group Ltd.		1,386,000	997,511
Brilliance China Automotive Holdings Ltd.		842,000	2,152,723
China Gas Holdings Ltd.		485,800	1,422,129
China Resource Gas Group Ltd.		242,000	796,597
Cosco Shipping Ports Ltd.		501,823	525,389
Credicorp Ltd.		6,502	1,514,966
Credicorp Ltd. (United States)		12,414	2,875,455
GOME Electrical Appliances Holdings Ltd.		3,190,802	403,814
Haier Electronics Group Co. Ltd.		355,000	1,216,212
Hanergy Thin Film Power Group Ltd. (a)(c)		1,618,000	2
Kunlun Energy Co. Ltd.		888,000	880,888
Nine Dragons Paper (Holdings) Ltd.		459,000	714,671
Sihuan Pharmaceutical Holdings Group Ltd.		1,105,000	423,769

TOTAL BERMUDA			14,907,452

Brazil - 4.6%
Ambev SA		1,326,300	9,137,566
Atacadao Distribuicao Comercio e Industria Ltda (a)		115,700	584,674
Banco Bradesco SA		255,841	3,158,263
Banco do Brasil SA		240,900	3,000,286
Banco Santander SA (Brasil) unit		117,500	1,321,783
BB Seguridade Participacoes SA		196,300	1,916,790
BM&F BOVESPA SA		579,614	4,744,612
BR Malls Participacoes SA		228,595	921,985
Brasil Foods SA (a)		127,500	1,414,666
CCR SA		347,100	1,707,174
Centrais Eletricas Brasileiras SA (Electrobras) (a)		60,000	382,863
Cielo SA		340,014	2,868,668
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)		96,400	1,100,763
Companhia Energetica de Minas Gerais (CEMIG) (a)		34,938	81,917
Companhia Energetica de Minas Gerais (CEMIG) (a)		2,013	4,379
Companhia Siderurgica Nacional SA (CSN) (a)		178,100	614,350
Cosan SA Industria e Comercio		44,600	610,905
Drogasil SA		64,900	1,719,870
EDP Energias do Brasil SA		78,757	338,907
Embraer SA		188,400	1,183,857
ENGIE Brasil Energia SA		45,800	516,652
Equatorial Energia SA		54,600	1,199,623
Fibria Celulose SA		70,300	1,210,943
Hypermarcas SA		95,800	1,092,709
Itausa-Investimentos Itau SA		527	2,175
JBS SA		221,800	699,652
Klabin SA unit		161,700	903,916
Kroton Educacional SA		386,048	1,969,014
Localiza Rent A Car SA		142,752	1,155,099
Lojas Renner SA		200,290	2,380,094
M. Dias Branco SA		27,900	501,517
Multiplan Empreendimentos Imobiliarios SA		24,086	548,399
Natura Cosmeticos SA		47,400	519,525
Odontoprev SA		69,300	361,726
Petroleo Brasileiro SA - Petrobras (ON) (a)		829,400	5,544,953
Porto Seguro SA		31,200	432,648
Qualicorp SA		65,800	631,771
Rumo SA		309,100	1,384,450
Sul America SA unit		55,574	354,097
Suzano Papel e Celulose SA		121,000	784,639
Terna Participacoes SA unit		55,200	349,115
TIM Participacoes SA		233,600	989,831
Ultrapar Participacoes SA		101,400	2,595,153
Vale SA		890,784	11,589,139
Weg SA		161,640	1,202,407

TOTAL BRAZIL			75,733,525

British Virgin Islands - 0.0%
Tianhe Chemicals Group Ltd. (a)(c)(d)		376,000	28,118
Cayman Islands - 16.3%
3SBio, Inc. (a)		278,500	567,492
58.com, Inc. ADR (a)(b)		25,283	2,019,606
AAC Technology Holdings, Inc.		206,500	3,452,820
Agile Property Holdings Ltd.		434,000	778,938
Agile Property Holdings Ltd. rights (a)(c)		8,680	0
Airtac International Group		35,000	555,356
Alibaba Group Holding Ltd. sponsored ADR (a)(b)		323,550	66,098,030
Anta Sports Products Ltd.		304,000	1,465,079
Autohome, Inc. ADR Class A		14,700	1,224,216
Baidu.com, Inc. sponsored ADR (a)		77,014	19,016,297
Chailease Holding Co. Ltd.		332,000	1,116,167
China Conch Venture Holdings Ltd.		445,500	1,247,205
China Huishan Dairy Holdings Co. Ltd. (a)(b)(c)		888,000	47,677
China Medical System Holdings Ltd.		378,000	810,830
China Mengniu Dairy Co. Ltd.		767,000	2,505,142
China Resources Land Ltd.		774,744	3,090,003
China State Construction International Holdings Ltd.		559,000	808,918
Country Garden Holdings Co. Ltd.		1,500,737	3,226,834
Ctrip.com International Ltd. ADR (a)(b)		110,587	5,173,260
ENN Energy Holdings Ltd.		216,000	1,667,772
Evergrande Real Estate Group Ltd. (a)		923,000	3,050,060
Fullshare Holdings Ltd. (b)		1,940,000	915,112
GCL-Poly Energy Holdings Ltd. (a)(b)		3,566,000	615,405
Geely Automobile Holdings Ltd.		1,385,000	4,435,102
General Interface Solution Holding Ltd.		47,000	349,526
Haitian International Holdings Ltd.		172,000	537,593
Hengan International Group Co. Ltd.		201,000	1,927,096
JD.com, Inc. sponsored ADR (a)		184,446	9,080,277
Kingboard Chemical Holdings Ltd.		175,500	965,820
Kingsoft Corp. Ltd.		226,000	772,820
Lee & Man Paper Manufacturing Ltd.		441,000	519,775
Longfor Properties Co. Ltd.		405,000	1,322,793
Meitu, Inc. (a)(d)		361,500	502,786
Momo, Inc. ADR (a)(b)		30,274	954,539
NetEase, Inc. ADR		22,271	7,130,283
New Oriental Education & Technology Group, Inc. sponsored ADR		37,730	3,474,556
Nexteer Auto Group Ltd.		241,000	516,342
Semiconductor Manufacturing International Corp. (a)(b)		828,200	1,191,895
Shenzhou International Group Holdings Ltd.		210,000	2,167,744
Shimao Property Holdings Ltd.		326,000	973,085
SINA Corp. (a)		16,188	1,898,043
Sino Biopharmaceutical Ltd.		1,239,000	2,283,929
SOHO China Ltd.		555,000	329,907
Sunac China Holdings Ltd. (b)		678,000	3,254,511
Sunny Optical Technology Group Co. Ltd.		201,000	2,782,727
TAL Education Group ADR		79,598	2,592,507
Tencent Holdings Ltd.		1,599,800	94,528,092
Tingyi (Cayman Islands) Holding Corp.		560,000	1,166,868
Vipshop Holdings Ltd. ADR (a)		113,093	1,869,427
Want Want China Holdings Ltd.		1,374,000	1,213,699
Weibo Corp. sponsored ADR (a)(b)		13,118	1,699,699
YY, Inc. ADR (a)		12,123	1,611,874
Zhen Ding Technology Holding Ltd.		133,000	304,474

TOTAL CAYMAN ISLANDS			271,810,008

Chile - 1.1%
AES Gener SA		776,056	249,116
Aguas Andinas SA		817,627	550,664
Banco de Chile		7,009,029	1,197,452
Banco de Credito e Inversiones		12,160	933,942
Banco Santander Chile		18,501,678	1,562,805
Cencosud SA		394,053	1,227,596
Colbun SA		2,146,647	533,786
Compania Cervecerias Unidas SA		42,794	612,964
Compania de Petroleos de Chile SA (COPEC)		127,487	2,205,534
CorpBanca SA		44,384,372	450,595
Empresa Nacional de Electricidad SA		918,339	878,609
Empresa Nacional de Electricidad SA sponsored ADR		203	5,840
Empresa Nacional de Telecomunicaciones SA (ENTEL)		43,726	522,394
Empresas CMPC SA		343,927	1,352,819
Enel Chile SA		5,426,793	684,167
Enersis SA		8,087,952	1,891,746
LATAM Airlines Group SA		85,630	1,481,547
LATAM Airlines Group SA sponsored ADR		212	3,621
S.A.C.I. Falabella		205,842	2,161,438
Sociedad Quimica y Minera de Chile SA (PN-B) sponsored ADR		168	9,472

TOTAL CHILE			18,516,107

China - 10.1%
Agricultural Bank of China Ltd. (H Shares)		7,343,000	4,505,685
Air China Ltd. (H Shares)		530,000	775,083
Aluminum Corp. of China Ltd. (H Shares) (a)(b)		1,074,000	726,335
Anhui Conch Cement Co. Ltd. (H Shares)		344,500	1,898,072
AviChina Industry & Technology Co. Ltd. (H Shares)		587,000	314,411
Bank Communications Co. Ltd. (H Shares)		2,429,000	2,105,248
Bank of China Ltd. (H Shares)		22,319,000	13,438,220
Beijing Capital International Airport Co. Ltd. (H Shares)		416,000	630,702
BYD Co. Ltd. (H Shares) (b)		178,500	1,679,483
CGN Power Co. Ltd. (H Shares) (d)		3,112,000	879,180
China Cinda Asset Management Co. Ltd. (H Shares)		2,401,000	1,015,936
China CITIC Bank Corp. Ltd. (H Shares)		2,492,000	2,051,540
China Communications Construction Co. Ltd. (H Shares)		1,223,000	1,460,224
China Communications Services Corp. Ltd. (H Shares)		690,000	438,381
China Construction Bank Corp. (H Shares)		23,626,000	27,124,340
China Everbright Bank Co. Ltd. (H Shares)		720,000	407,739
China Galaxy Securities Co. Ltd. (H Shares)		951,500	777,241
China Huarong Asset Management Co. Ltd.		2,855,000	1,441,615
China Life Insurance Co. Ltd. (H Shares)		2,092,000	7,044,186
China Longyuan Power Grid Corp. Ltd. (H Shares)		940,000	687,337
China Merchants Bank Co. Ltd. (H Shares)		1,097,846	5,382,114
China Minsheng Banking Corp. Ltd. (H Shares)		1,585,200	1,813,649
China Molybdenum Co. Ltd. (H Shares)		1,023,000	787,260
China National Building Materials Co. Ltd. (H Shares)		812,000	867,778
China Oilfield Services Ltd. (H Shares)		510,000	608,272
China Pacific Insurance (Group) Co. Ltd. (H Shares)		742,000	3,765,655
China Petroleum & Chemical Corp. (H Shares)		7,181,000	6,207,375
China Railway Construction Corp. Ltd. (H Shares)		562,500	683,832
China Railway Group Ltd. (H Shares)		1,082,000	831,281
China Shenhua Energy Co. Ltd. (H Shares)		958,000	2,982,020
China Southern Airlines Ltd. (H Shares)		508,000	662,384
China Telecom Corp. Ltd. (H Shares)		3,896,000	1,927,418
China Vanke Co. Ltd. (H Shares)		329,500	1,613,245
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)		716,000	648,941
CITIC Securities Co. Ltd. (H Shares)		653,000	1,736,291
CRRC Corp. Ltd. (H Shares)		1,182,600	1,171,617
Dongfeng Motor Group Co. Ltd. (H Shares)		766,000	1,000,750
Fuyao Glass Industries Group Co. Ltd.		135,600	574,631
GF Securities Co. Ltd. (H Shares)		369,000	824,544
Great Wall Motor Co. Ltd. (H Shares)		885,500	1,081,031
Guangzhou Automobile Group Co. Ltd. (H Shares)		598,000	1,354,600
Guangzhou R&F Properties Co. Ltd. (H Shares)		264,000	742,459
Haitong Securities Co. Ltd. (H Shares)		894,000	1,460,543
Huaneng Power International, Inc. (H Shares)		1,242,000	801,787
Huaneng Renewables Corp. Ltd. (H Shares)		1,292,000	447,587
Huatai Securities Co. Ltd. (H Shares) (d)		460,000	1,042,000
Industrial & Commercial Bank of China Ltd. (H Shares)		20,714,000	19,594,843
Jiangsu Expressway Co. Ltd. (H Shares)		320,000	493,337
Jiangxi Copper Co. Ltd. (H Shares)		350,000	592,382
New China Life Insurance Co. Ltd. (H Shares)		216,000	1,406,838
People's Insurance Co. of China Group (H Shares)		1,990,000	1,137,121
PetroChina Co. Ltd. (H Shares)		5,960,000	4,703,675
PICC Property & Casualty Co. Ltd. (H Shares)		1,281,227	2,659,857
Ping An Insurance (Group) Co. of China Ltd. (H Shares)		1,464,000	17,339,342
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)		524,000	387,843
Shanghai Electric Group Co. Ltd. (H Shares) (a)		852,000	346,348
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)		136,500	793,072
Shanghai Lujiazui Finance Trust Ltd. (B Shares)		177,725	269,431
Shanghai Pharma Holding Co. Ltd. (H Shares)		244,700	641,260
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)		975,000	597,016
Sinopharm Group Co. Ltd. (H Shares)		328,400	1,450,432
TravelSky Technology Ltd. (H Shares)		255,000	800,272
Tsingtao Brewery Co. Ltd. (H Shares)		100,000	557,356
Weichai Power Co. Ltd. (H Shares)		564,200	705,372
Yanzhou Coal Mining Co. Ltd. (H Shares)		524,000	913,675
Zhejiang Expressway Co. Ltd. (H Shares)		412,000	487,702
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)		150,900	835,263
Zijin Mng Group Co. Ltd. (H Shares)		1,664,000	838,100
ZTE Corp. (H Shares) (a)		196,080	714,372

TOTAL CHINA			168,684,931

Colombia - 0.3%
Bancolombia SA		68,557	785,581
Bancolombia SA sponsored ADR		76	3,492
Cementos Argos SA		128,535	511,786
Ecopetrol SA		1,381,794	1,295,130
Grupo de Inversiones Suramerica SA		63,159	892,862
Interconexion Electrica SA ESP		106,759	537,934
Inversiones Argos SA		88,623	644,532

TOTAL COLOMBIA			4,671,317

Czech Republic - 0.2%
Ceske Energeticke Zavody A/S		44,808	1,147,845
Komercni Banka A/S		23,080	1,060,037
MONETA Money Bank A/S (d)		128,290	532,819
Telefonica Czech Rep A/S		17,324	241,680

TOTAL CZECH REPUBLIC			2,982,381

Egypt - 0.1%
Commercial International Bank SAE		299,222	1,321,931
Commercial International Bank SAE sponsored GDR		2,831	12,853
EFG-Hermes Holding SAE		117,117	135,421
Global Telecom Holding (a)		539,180	208,222

TOTAL EGYPT			1,678,427

Greece - 0.3%
Alpha Bank AE (a)		388,536	945,961
EFG Eurobank Ergasias SA (a)		511,804	571,887
Ff Group (a)		10,260	245,594
Greek Organization of Football Prognostics SA		62,690	840,594
Hellenic Telecommunications Organization SA		68,898	1,082,085
Jumbo SA		29,241	577,962
National Bank of Greece SA (a)		1,568,761	663,342
Piraeus Bank SA (a)		76,889	346,525
Titan Cement Co. SA (Reg.)		11,966	366,953

TOTAL GREECE			5,640,903

Hong Kong - 3.3%
Beijing Enterprises Holdings Ltd.		140,500	863,010
BYD Electronic International Co. Ltd.		193,500	476,907
China Everbright International Ltd.		715,000	1,093,159
China Everbright Ltd.		264,000	651,339
China Jinmao Holdings Group Ltd.		1,460,000	951,851
China Merchants Holdings International Co. Ltd.		348,105	921,142
China Mobile Ltd.		1,726,500	18,180,728
China Overseas Land and Investment Ltd.		1,084,000	4,198,731
China Resources Beer Holdings Co. Ltd.		458,878	1,733,408
China Resources Pharmaceutical Group Ltd.		530,500	698,504
China Resources Power Holdings Co. Ltd.		527,691	974,076
China Taiping Insurance Group Ltd.		450,777	1,947,711
China Unicom Ltd. (a)		1,712,000	2,566,305
CITIC Pacific Ltd.		1,658,000	2,615,446
CNOOC Ltd.		5,011,000	7,876,605
CNOOC Ltd. sponsored ADR		200	31,440
CSPC Pharmaceutical Group Ltd.		1,306,000	2,898,271
Far East Horizon Ltd.		568,000	612,099
Fosun International Ltd.		721,500	1,704,451
Guangdong Investment Ltd.		840,000	1,249,909
Lenovo Group Ltd.		2,054,000	1,184,195
Shanghai Industrial Holdings Ltd.		143,000	418,618
Sino-Ocean Group Holding Ltd.		846,479	700,110
Sun Art Retail Group Ltd.		685,466	930,586

TOTAL HONG KONG			55,478,601

Hungary - 0.3%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)		101,441	1,239,233
OTP Bank PLC		66,527	3,084,266
Richter Gedeon PLC		41,291	1,061,204

TOTAL HUNGARY			5,384,703

India - 8.3%
ACC Ltd.		11,899	321,110
Adani Ports & Special Economic Zone Ltd.		208,638	1,407,716
Ambuja Cements Ltd.		172,666	711,201
Ashok Leyland Ltd.		323,973	642,747
Asian Paints Ltd.		79,031	1,402,937
Aurobindo Pharma Ltd.		72,596	719,050
Axis Bank Ltd.		504,352	4,710,248
Bajaj Auto Ltd.		23,966	1,258,309
Bajaj Finance Ltd.		45,299	1,195,798
Bajaj Finserv Ltd.		10,817	818,993
Bharat Forge Ltd.		56,245	634,570
Bharat Heavy Electricals Ltd.		258,419	407,388
Bharat Petroleum Corp. Ltd.		212,877	1,648,825
Bharti Airtel Ltd.		333,478	2,307,745
Bharti Infratel Ltd.		183,725	1,016,182
Bosch Ltd.		1,969	600,993
Britannia Industries Ltd.		8,032	591,930
Cadila Healthcare Ltd.		58,291	390,502
Cipla Ltd. (a)		95,596	890,610
Coal India Ltd.		193,570	912,270
Container Corp. of India Ltd.		10,967	239,890
Dabur India Ltd.		146,310	818,563
Dr. Reddy's Laboratories Ltd.		32,246	1,130,481
Eicher Motors Ltd.		3,783	1,602,454
GAIL India Ltd.		143,998	1,084,290
Glenmark Pharmaceuticals Ltd.		40,226	383,653
Godrej Consumer Products Ltd.		66,823	1,107,479
Grasim Industries Ltd.		92,459	1,687,493
Havells India Ltd.		72,399	594,991
HCL Technologies Ltd.		155,624	2,415,526
Hero Motocorp Ltd.		14,390	835,745
Hindalco Industries Ltd.		320,792	1,292,808
Hindustan Petroleum Corp. Ltd.		172,598	1,079,959
Hindustan Unilever Ltd.		183,634	3,956,249
Housing Development Finance Corp. Ltd.		424,748	13,073,230
ICICI Bank Ltd.		667,321	3,694,341
Idea Cellular Ltd. (a)		391,973	574,145
IDFC Bank Ltd.		390,007	348,527
Indiabulls Housing Finance Ltd.		88,735	1,941,881
Indian Oil Corp. Ltd.		165,072	1,084,551
Infosys Ltd.		490,912	8,866,682
ITC Ltd.		962,468	4,109,720
JSW Steel Ltd.		239,408	1,092,139
Larsen & Toubro Ltd.		134,274	2,992,434
LIC Housing Finance Ltd.		84,773	713,488
Lupin Ltd. (a)		63,047	876,617
Mahindra & Mahindra Financial Services Ltd. (a)		77,428	564,630
Mahindra & Mahindra Ltd.		208,754	2,506,132
Marico Ltd.		125,938	613,046
Maruti Suzuki India Ltd.		29,791	4,457,260
Motherson Sumi Systems Ltd.		173,607	999,142
Nestle India Ltd.		6,322	742,920
NTPC Ltd.		470,075	1,259,129
Oil & Natural Gas Corp. Ltd.		353,466	1,131,414
Petronet LNG Ltd.		130,298	522,238
Piramal Enterprises Ltd. (a)		21,493	927,553
Piramal Enterprises Ltd. rights 4/30/18 (a)		934	5,334
Power Finance Corp. Ltd.		182,679	335,697
Reliance Industries Ltd.		730,669	11,050,851
Rural Electrification Corp. Ltd.		190,925	467,099
Shree Cement Ltd.		2,307	624,527
Shriram Transport Finance Co. Ltd.		40,468	878,473
Siemens India Ltd.		19,996	409,563
State Bank of India		480,406	2,367,640
Sun Pharmaceutical Industries Ltd.		268,562	2,450,269
Tata Consultancy Services Ltd.		129,158	6,324,495
Tata Motors Ltd. (a)		444,221	2,779,432
Tata Motors Ltd. Class A (a)		105,491	372,687
Tata Power Co. Ltd.		307,775	430,962
Tata Steel Ltd. (c)		85,103	944,019
Tata Steel Ltd.:
rights 4/30/18		13,616	0
rights 4/30/18		6,808	0
Tech Mahindra Ltd.		132,044	1,272,762
Titan Co. Ltd. (a)		87,750	1,200,488
Ultratech Cemco Ltd.		24,989	1,722,810
United Spirits Ltd. (a)		16,507	853,295
UPL Ltd. (a)		100,787	1,192,525
Vakrangee Ltd.		115,741	664,200
Vedanta Ltd. (a)		415,565	2,225,260
Wipro Ltd.		332,943	1,596,094
Yes Bank Ltd.		472,449	2,634,297
Zee Entertainment Enterprises Ltd. (a)		150,331	1,404,209

TOTAL INDIA			138,116,912

Indonesia - 2.1%
PT Adaro Energy Tbk		3,954,000	723,554
PT AKR Corporindo Tbk		472,100	219,503
PT Astra International Tbk		5,664,500	3,596,239
PT Bank Central Asia Tbk		2,782,000	4,722,034
PT Bank Danamon Indonesia Tbk Series A		897,100	479,088
PT Bank Mandiri (Persero) Tbk		5,205,300	3,168,629
PT Bank Negara Indonesia (Persero) Tbk		2,121,300	1,489,354
PT Bank Rakyat Indonesia Tbk		15,653,700	4,326,003
PT Bank Tabungan Negara Tbk		1,229,000	335,970
PT Bumi Serpong Damai Tbk		2,039,500	277,245
PT Charoen Pokphand Indonesia Tbk		1,989,400	512,636
PT Gudang Garam Tbk		138,500	838,438
PT Hanjaya Mandala Sampoerna Tbk		2,620,000	958,883
PT Indocement Tunggal Prakarsa Tbk		524,500	854,024
PT Indofood CBP Sukses Makmur Tbk		650,700	424,047
PT Indofood Sukses Makmur Tbk		1,206,500	698,389
PT Jasa Marga Tbk		596,337	253,884
PT Kalbe Farma Tbk		6,274,600	780,312
PT Matahari Department Store Tbk		671,900	558,307
PT Pakuwon Jati Tbk		5,792,100	307,158
PT Perusahaan Gas Negara Tbk Series B		2,862,500	558,026
PT Semen Gresik (Persero) Tbk		850,800	708,550
PT Surya Citra Media Tbk		1,604,300	322,334
PT Telkomunikasi Indonesia Tbk Series B		14,269,200	4,252,201
PT Tower Bersama Infrastructure Tbk		551,800	253,469
PT Unilever Indonesia Tbk		426,200	1,731,731
PT United Tractors Tbk		476,700	1,385,042
PT Waskita Karya Persero Tbk		1,268,700	268,172
PT XL Axiata Tbk (a)		789,575	176,333

TOTAL INDONESIA			35,179,555

Isle of Man - 0.1%
NEPI Rockcastle PLC		105,044	1,426,745
Korea (South) - 13.8%
AMOREPACIFIC Corp.		8,629	2,415,776
AMOREPACIFIC Group, Inc.		7,940	1,053,922
BGF Retail Co. Ltd.(a)		2,344	482,036
BGFretail Co. Ltd.		4,377	62,804
BS Financial Group, Inc.		72,152	714,914
Celltrion Healthcare Co. Ltd. (a)		9,819	1,257,440
Celltrion, Inc.		22,841	6,740,454
Cheil Industries, Inc.		21,349	2,833,775
Cheil Worldwide, Inc.		18,212	361,756
CJ CheilJedang Corp.		2,206	739,255
CJ Corp.		4,084	702,430
CJ E&M Corp.		5,655	477,860
Coway Co. Ltd.		14,411	1,282,421
Daelim Industrial Co.		8,418	639,733
Daewoo Engineering & Construction Co. Ltd. (a)		31,162	180,599
Db Insurance Co. Ltd.		14,259	964,999
DGB Financial Group Co. Ltd.		47,549	551,141
Dong Suh Companies, Inc.		9,288	253,950
Doosan Bobcat, Inc.		10,017	346,449
Doosan Heavy Industries & Construction Co. Ltd.		16,360	259,975
E-Mart Co. Ltd.		5,881	1,599,719
GS Engineering & Construction Corp. (a)		14,385	447,096
GS Holdings Corp.		14,872	964,780
GS Retail Co. Ltd.		7,711	280,749
Hana Financial Group, Inc.		83,432	4,063,215
Hankook Tire Co. Ltd.		20,767	1,038,549
Hanmi Pharm Co. Ltd.		1,790	998,911
Hanmi Science Co. Ltd.		3,521	345,585
Hanon Systems		53,700	655,065
Hanssem Co. Ltd.		2,897	461,713
Hanwha Chemical Corp.		30,726	1,010,993
Hanwha Corp.		12,674	557,407
Hanwha Life Insurance Co. Ltd.		71,654	503,014
Hanwha Techwin Co. Ltd. (a)		9,531	299,794
Hotel Shilla Co.		8,676	754,227
Hyosung Corp.		5,767	727,752
Hyundai Department Store Co. Ltd.		4,190	407,330
Hyundai Engineering & Construction Co. Ltd.		21,363	856,681
Hyundai Fire & Marine Insurance Co. Ltd.		17,075	739,792
Hyundai Glovis Co. Ltd.		5,109	666,208
Hyundai Heavy Industries Co. Ltd. (a)		8,832	1,147,554
Hyundai Heavy Industries Co. Ltd. rights 3/9/18 (a)		1,560	48,121
Hyundai Industrial Development & Construction Co.		16,805	695,892
Hyundai Mobis		19,228	4,448,450
Hyundai Motor Co.		42,753	6,474,124
Hyundai Robotics Co. Ltd.		2,774	1,185,010
Hyundai Steel Co.		22,015	1,172,986
Hyundai Wia Corp.		4,225	244,465
Industrial Bank of Korea		69,649	1,083,998
ING Life Insurance Korea Ltd. (d)		9,441	516,266
Kakao Corp.		9,598	1,256,054
Kangwon Land, Inc.		32,160	975,507
KB Financial Group, Inc.		111,925	7,025,939
KCC Corp.		1,613	634,015
KEPCO Plant Service & Engineering Co. Ltd.		5,721	224,071
Kia Motors Corp.		74,128	2,400,960
Korea Aerospace Industries Ltd.		18,658	917,382
Korea Electric Power Corp.		72,114	2,407,960
Korea Express Co. Ltd. (a)		2,269	307,540
Korea Gas Corp. (a)		7,918	365,260
Korea Investment Holdings Co. Ltd.		11,084	905,539
Korea Zinc Co. Ltd.		2,365	1,138,513
Korean Air Lines Co. Ltd. (a)		12,863	463,517
KT Corp.		216	5,968
KT&G Corp.		32,541	3,239,515
Kumho Petro Chemical Co. Ltd.		5,054	486,600
LG Chemical Ltd.		12,612	5,092,923
LG Corp.		26,768	2,229,426
LG Display Co. Ltd.		65,274	1,957,103
LG Electronics, Inc.		30,040	2,878,215
LG Household & Health Care Ltd.		2,574	2,831,943
LG Innotek Co. Ltd.		4,119	483,209
Lotte Chemical Corp.		4,382	1,720,367
Lotte Chilsung Beverage Co. Ltd.		5	7,085
Lotte Confectionery Co. Ltd. (a)		19	3,108
Lotte Confectionery Co. Ltd.		8,493	554,136
Lotte Shopping Co. Ltd.		3,062	691,229
Medy-Tox, Inc.		1,218	692,230
Mirae Asset Daewoo Co. Ltd.		104,683	1,100,850
Mirae Asset Daewoo Co. Ltd. rights 2/22/18 (a)(c)		20,722	5,871
NAVER Corp.		7,888	6,709,772
NCSOFT Corp.		4,898	2,023,674
Netmarble Games Corp. (d)		4,630	753,060
Oci Co. Ltd.		4,705	743,269
Orion Corp./Republic of Korea		6,299	688,901
Ottogi Corp.		313	225,286
POSCO		20,866	7,429,078
Posco Daewoo Corp.		10,386	233,972
S-Oil Corp.		12,902	1,483,411
S1 Corp.		5,210	484,087
Samsung Biologics Co. Ltd. (a)(d)		4,609	1,889,190
Samsung Card Co. Ltd.		7,648	278,455
Samsung Electro-Mechanics Co. Ltd.		15,704	1,563,361
Samsung Electronics Co. Ltd.		27,463	64,049,827
Samsung Fire & Marine Insurance Co. Ltd.		8,634	2,332,434
Samsung Heavy Industries Co. Ltd. (a)		70,173	602,816
Samsung Life Insurance Co. Ltd.		19,532	2,355,244
Samsung SDI Co. Ltd.		15,509	2,855,942
Samsung SDS Co. Ltd.		9,700	2,325,726
Samsung Securities Co. Ltd.		18,263	743,464
Shinhan Financial Group Co. Ltd.		120,413	5,967,150
Shinsegae Co. Ltd.		2,014	645,733
SillaJen, Inc. (a)		14,784	1,463,482
SK C&C Co. Ltd.		8,929	2,658,347
SK Energy Co. Ltd.		18,091	3,458,242
SK Hynix, Inc.		163,673	11,245,113
SK Networks Co. Ltd.		33,582	204,042
SK Telecom Co. Ltd.		5,692	1,410,882
STX Pan Ocean Co. Ltd. (Korea) (a)		58,595	329,729
Woori Bank		106,288	1,674,108
Woori Investment & Securities Co. Ltd.		41,140	646,060
Yuhan Corp.		2,286	497,888

TOTAL KOREA (SOUTH)			229,690,915

Luxembourg - 0.0%
PLAY Communications SA (a)(d)		34,291	348,507
Malaysia - 2.3%
AirAsia Bhd		397,600	421,960
Alliance Bank Malaysia Bhd		270,100	299,803
AMMB Holdings Bhd		461,000	569,603
Astro Malaysia Holdings Bhd (d)		432,500	288,259
Axiata Group Bhd		775,142	1,130,622
British American Tobacco (Malaysia) Bhd		39,000	341,712
Bumiputra-Commerce Holdings Bhd		1,266,086	2,353,018
Dialog Group Bhd		890,200	584,187
DiGi.com Bhd		929,800	1,179,828
Felda Global Ventures Holdings Bhd (d)		357,800	184,357
Gamuda Bhd		464,800	610,043
Genting Bhd		668,300	1,649,764
Genting Malaysia Bhd		856,100	1,209,206
Genting Plantations Bhd		73,100	187,763
Hap Seng Consolidated Bhd		172,300	429,315
Hartalega Holdings Bhd		181,000	547,501
Hong Leong Bank Bhd		176,600	842,030
Hong Leong Credit Bhd		62,900	299,263
IHH Healthcare Bhd		609,300	938,706
IJM Corp. Bhd		806,900	639,149
IOI Corp. Bhd		588,200	707,167
IOI Properties Group Bhd		494,375	252,193
Kuala Lumpur Kepong Bhd		128,800	832,693
Malayan Banking Bhd		1,184,931	3,067,881
Malaysia Airports Holdings Bhd		222,506	516,196
Maxis Bhd		542,900	846,150
MISC Bhd		358,600	694,035
Nestle (Malaysia) BHD		16,600	482,128
Petronas Chemicals Group Bhd		657,700	1,372,386
Petronas Dagangan Bhd		68,600	432,948
Petronas Gas Bhd		191,900	880,546
PPB Group Bhd		125,600	562,157
Press Metal Bhd		380,800	564,220
Public Bank Bhd		810,600	4,567,287
RHB Capital Bhd		213,889	298,271
RHB Capital Bhd (a)(c)		99,132	0
SapuraKencana Petroleum Bhd		1,014,500	196,346
Sime Darby Bhd		686,849	538,774
Sime Darby Plantation Bhd (a)		653,849	921,858
Sime Darby Property Bhd (a)		623,649	252,593
SP Setia Bhd		330,900	263,804
Telekom Malaysia Bhd		317,280	500,198
Tenaga Nasional Bhd		952,600	3,853,378
UMW Holdings Bhd (a)		130,300	227,800
Westports Holdings Bhd		299,200	268,444
YTL Corp. Bhd		1,285,743	504,278
YTL Power International Bhd		584,225	187,204

TOTAL MALAYSIA			38,497,024

Malta - 0.0%
Brait SA		106,557	347,207
Mexico - 2.9%
Alfa SA de CV Series A		878,400	1,102,498
America Movil S.A.B. de CV Series L		9,480,800	8,883,912
Banco Santander Mexico SA		501,500	789,499
CEMEX S.A.B. de CV unit		4,088,818	3,400,803
Coca-Cola FEMSA S.A.B. de CV Series L		136,200	1,041,053
Compartamos S.A.B. de CV (b)		296,000	268,299
El Puerto de Liverpool S.A.B. de CV Class C		57,040	422,197
Embotelladoras Arca S.A.B. de CV		121,000	877,996
Fibra Uno Administracion SA de CV		873,000	1,373,872
Fomento Economico Mexicano S.A.B. de CV unit		551,600	5,379,743
Gruma S.A.B. de CV Series B		59,140	706,372
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B		98,200	1,026,703
Grupo Aeroportuario del Sureste S.A.B. de CV Series B		57,075	1,110,788
Grupo Bimbo S.A.B. de CV Series A		450,500	1,098,913
Grupo Carso SA de CV Series A1		126,300	473,801
Grupo Financiero Banorte S.A.B. de CV Series O		703,700	4,521,254
Grupo Financiero Inbursa S.A.B. de CV Series O		664,300	1,175,354
Grupo Lala S.A.B. de CV		155,600	248,886
Grupo Mexico SA de CV Series B		1,063,107	3,768,791
Grupo Televisa SA de CV		687,000	2,842,975
Industrias Penoles SA de CV		38,480	891,821
Infraestructura Energetica Nova S.A.B. de CV		146,500	763,602
Kimberly-Clark de Mexico SA de CV Series A		418,700	786,254
Mexichem S.A.B. de CV		287,455	814,714
Promotora y Operadora de Infraestructura S.A.B. de CV		62,110	636,659
Wal-Mart de Mexico SA de CV Series V		1,489,100	3,731,601

TOTAL MEXICO			48,138,360

Netherlands - 0.0%
Steinhoff International Holdings NV (South Africa) (a)		795,583	459,368
Pakistan - 0.1%
Habib Bank Ltd.		157,700	276,858
Lucky Cement Ltd.		31,200	173,683
MCB Bank Ltd.		123,000	252,166
Oil & Gas Development Co. Ltd.		178,200	265,393
United Bank Ltd.		136,400	238,982

TOTAL PAKISTAN			1,207,082

Peru - 0.1%
Compania de Minas Buenaventura SA		337	5,397
Compania de Minas Buenaventura SA sponsored ADR		53,028	818,222

TOTAL PERU			823,619

Philippines - 1.0%
Aboitiz Equity Ventures, Inc.		531,700	794,833
Aboitiz Power Corp.		431,300	344,200
Alliance Global Group, Inc. (a)		1,058,700	316,116
Ayala Corp.		69,925	1,429,124
Ayala Land, Inc.		2,088,900	1,799,199
Bank of the Philippine Islands (BPI)		218,812	507,686
BDO Unibank, Inc.		549,846	1,637,498
DMCI Holdings, Inc.		1,127,250	315,959
Globe Telecom, Inc.		9,415	348,195
GT Capital Holdings, Inc.		24,980	653,978
International Container Terminal Services, Inc.		128,950	284,882
JG Summit Holdings, Inc.		818,300	1,218,491
Jollibee Food Corp.		121,910	675,814
Manila Electric Co.		59,560	392,545
Megaworld Corp.		3,509,100	338,103
Metro Pacific Investments Corp.		3,711,900	466,742
Metropolitan Bank & Trust Co.		182,615	353,678
Philippine Long Distance Telephone Co.		23,180	706,483
Robinsons Land Corp.		462,800	188,273
Robinsons Land Corp. rights 2/8/18 (a)		124,351	6,535
Security Bank Corp.		65,050	311,480
SM Investments Corp.		69,530	1,387,217
SM Prime Holdings, Inc.		2,460,100	1,766,962
Universal Robina Corp.		241,750	759,013

TOTAL PHILIPPINES			17,003,006

Poland - 1.3%
Alior Bank SA (a)		25,252	645,378
Bank Handlowy w Warszawie SA		8,407	212,851
Bank Millennium SA (a)		168,117	481,928
Bank Polska Kasa Opieki SA		44,731	1,817,105
Bank Zachodni WBK SA		9,595	1,204,609
BRE Bank SA (a)		3,922	597,902
CD Projekt RED SA		18,467	640,334
Cyfrowy Polsat SA		60,284	433,560
Dino Polska SA (a)(d)		12,619	314,966
Grupa Lotos SA		25,620	454,902
Jastrzebska Spolka Weglowa SA (a)		13,935	404,546
KGHM Polska Miedz SA (Bearer)		39,224	1,290,309
LPP SA		356	1,035,416
NG2 SA		8,253	709,994
Polish Oil & Gas Co. SA		482,474	946,084
Polska Grupa Energetyczna SA (a)		239,251	850,330
Polski Koncern Naftowy Orlen SA		83,162	2,697,159
Powszechna Kasa Oszczednosci Bank SA (a)		264,117	3,604,825
Powszechny Zaklad Ubezpieczen SA		167,640	2,292,059
Tauron Polska Energia SA (a)		272,845	247,122
Telekomunikacja Polska SA (a)		178,985	327,966
Zaklady Azotowe w Tarnowie-Moscicach SA		11,995	253,496

TOTAL POLAND			21,462,841

Qatar - 0.5%
Barwa Real Estate Co. (a)		25,893	270,237
Doha Bank (a)		39,582	358,206
Ezdan Holding Group (a)		226,660	720,880
Industries Qatar QSC (a)		41,787	1,257,856
Masraf al Rayan (a)		109,324	1,213,043
Qatar Electricity & Water Co. (a)		7,139	380,479
Qatar Gas Transport Co. Ltd. (Nakilat) (a)		70,156	361,089
Qatar Insurance Co. SAQ		39,163	548,562
Qatar Islamic Bank (a)		15,664	422,080
Qatar National Bank SAQ		66,008	2,451,052
Qatar Telecom (Qtel) Q.S.C. (a)		21,648	567,807
The Commercial Bank of Qatar		53,830	413,963

TOTAL QATAR			8,965,254

Russia - 3.4%
Alrosa Co. Ltd.		730,163	1,058,620
Gazprom OAO		1,075,666	2,743,266
Gazprom OAO sponsored ADR (Reg. S)		958,252	4,820,008
Inter Rao Ues JSC		9,175,744	618,647
Lukoil PJSC		50,567	3,347,320
Lukoil PJSC sponsored ADR		68,904	4,549,042
Magnit OJSC GDR (Reg. S)		98,669	2,220,053
Magnitogorsk Iron & Steel Works PJSC		637,900	517,577
MMC Norilsk Nickel PJSC		8,598	1,775,486
MMC Norilsk Nickel PJSC sponsored ADR		92,519	1,902,191
Mobile TeleSystems OJSC sponsored ADR		141,186	1,713,998
Moscow Exchange MICEX-RTS OAO		405,911	830,407
NOVATEK OAO		6,025	77,996
NOVATEK OAO GDR (Reg. S)		24,857	3,308,467
Novolipetsk Steel OJSC		329,692	862,161
PhosAgro OJSC GDR (Reg. S)		31,573	500,432
Polyus PJSC		7,425	604,957
Rosneft Oil Co. OJSC		138,364	844,759
Rosneft Oil Co. OJSC GDR (Reg. S)		191,497	1,172,345
RusHydro PJSC		11,364,801	146,677
RusHydro PJSC ADR		194,501	241,181
Sberbank of Russia		3,029,456	14,236,963
Severstal PAO		19,954	326,254
Severstal PAO GDR (Reg. S)		38,232	627,769
Surgutneftegas OJSC		819,149	418,805
Surgutneftegas OJSC sponsored ADR		116,797	594,497
Tatneft PAO		201,485	2,025,850
Tatneft PAO sponsored ADR		37,903	2,296,922
VTB Bank OJSC (a)		1,464,775,800	1,287,243

TOTAL RUSSIA			55,669,893

South Africa - 6.6%
Adcock Ingram Holdings Ltd. warrants 7/26/19 (a)		859	492
African Bank Investments Ltd. (a)		116,009	6,855
Anglo American Platinum Ltd. (a)		15,236	456,582
AngloGold Ashanti Ltd.		116,174	1,291,558
Aspen Pharmacare Holdings Ltd.		108,580	2,481,174
Barclays Africa Group Ltd.		188,777	2,870,000
Bidcorp Ltd.		93,417	2,091,311
Bidvest Group Ltd.		95,998	2,025,834
Capitec Bank Holdings Ltd.		11,317	764,832
Coronation Fund Managers Ltd.		68,013	452,186
Discovery Ltd.		98,083	1,398,022
Exxaro Resources Ltd.		64,925	784,334
FirstRand Ltd.		946,906	5,315,543
Fortress (REIT) Ltd.:
Class A		294,392	438,373
Class B		236,572	600,704
Foschini Ltd.		61,693	1,007,971
Gold Fields Ltd.		229,670	994,663
Growthpoint Properties Ltd.		600,580	1,407,374
Hyprop Investments Ltd.		74,806	732,510
Imperial Holdings Ltd.		41,734	1,000,524
Investec Ltd.		82,089	643,823
Kumba Iron Ore Ltd.		17,922	543,307
Liberty Holdings Ltd.		36,678	406,063
Life Healthcare Group Holdings Ltd.		366,260	843,438
MMI Holdings Ltd.		260,230	497,998
Mondi Ltd.		33,253	888,010
Mr Price Group Ltd.		68,151	1,645,347
MTN Group Ltd.		478,269	5,305,016
Naspers Ltd. Class N		123,059	35,137,247
Nedbank Group Ltd.		62,102	1,384,029
Netcare Ltd.		297,278	653,717
Novus Holdings Ltd.		39,158	16,296
Pick 'n Pay Stores Ltd.		106,033	610,979
Pioneer Foods Ltd.		33,995	374,781
PSG Group Ltd.		42,088	788,734
Rand Merchant Insurance Holdings Ltd.		191,356	716,076
Redefine Properties Ltd.		1,393,887	1,273,133
Remgro Ltd.		147,375	2,939,103
Resilient Property Income Fund Ltd.		83,091	816,443
RMB Holdings Ltd.		197,410	1,313,150
Sanlam Ltd.		391,520	2,915,021
Sappi Ltd.		158,095	1,139,045
Sasol Ltd.		155,757	5,597,154
Shoprite Holdings Ltd.		125,669	2,617,607
Sibanye-Stillwater		475,381	560,391
Spar Group Ltd.		52,557	909,502
Standard Bank Group Ltd.		364,424	6,172,867
Telkom SA Ltd.		67,169	292,292
Tiger Brands Ltd.		47,763	1,858,710
Truworths International Ltd.		120,833	999,610
Vodacom Group Ltd.		168,983	2,332,276
Woolworths Holdings Ltd.		281,765	1,526,294

TOTAL SOUTH AFRICA			109,838,301

Taiwan - 10.9%
Acer, Inc.		792,994	751,428
Advanced Semiconductor Engineering, Inc.		1,872,854	2,654,543
Advantech Co. Ltd.		97,459	761,516
Asia Cement Corp.		645,153	664,400
Asia Pacific Telecom Co. Ltd. (a)		589,000	202,863
ASUSTeK Computer, Inc.		198,000	1,906,750
AU Optronics Corp.		2,504,000	1,189,598
Catcher Technology Co. Ltd.		183,000	2,094,690
Cathay Financial Holding Co. Ltd.		2,298,641	4,301,163
Chang Hwa Commercial Bank		1,382,239	810,031
Cheng Shin Rubber Industry Co. Ltd.		533,937	929,557
Chicony Electronics Co. Ltd.		141,927	373,550
China Airlines Ltd. (a)		772,043	320,147
China Development Finance Holding Corp.		3,809,800	1,397,038
China Life Insurance Co. Ltd.		668,951	687,761
China Steel Corp.		3,505,204	2,991,127
Chinatrust Financial Holding Co. Ltd.		4,965,826	3,624,877
Chunghwa Telecom Co. Ltd.		1,079,000	4,008,146
Compal Electronics, Inc.		1,162,000	864,148
Delta Electronics, Inc.		546,381	2,752,549
E.SUN Financial Holdings Co. Ltd.		2,578,387	1,696,569
ECLAT Textile Co. Ltd.		47,613	477,280
EVA Airways Corp.		569,596	301,590
Evergreen Marine Corp. (Taiwan) (a)		516,195	305,158
Far Eastern Textile Ltd.		887,705	792,499
Far EasTone Telecommunications Co. Ltd.		468,000	1,218,938
Feng Tay Enterprise Co. Ltd.		91,520	432,830
First Financial Holding Co. Ltd.		2,568,607	1,773,760
Formosa Chemicals & Fibre Corp.		817,760	3,054,742
Formosa Petrochemical Corp.		381,000	1,619,082
Formosa Plastics Corp.		1,151,520	4,084,454
Formosa Taffeta Co. Ltd.		232,000	258,003
Foxconn Technology Co. Ltd.		255,587	730,511
Fubon Financial Holding Co. Ltd.		1,878,334	3,488,946
Giant Manufacturing Co. Ltd.		83,000	465,070
GlobalWafers Co. Ltd.		61,000	932,367
Highwealth Construction Corp.		215,000	337,463
HIWIN Technologies Corp.		57,672	746,112
Hon Hai Precision Industry Co. Ltd. (Foxconn)		4,383,087	13,849,470
Hotai Motor Co. Ltd.		81,000	1,053,462
HTC Corp. (a)		176,000	428,246
Hua Nan Financial Holdings Co. Ltd.		2,026,820	1,208,611
Innolux Corp.		2,556,347	1,204,605
Inventec Corp.		682,865	556,973
Largan Precision Co. Ltd.		28,000	3,843,109
Lite-On Technology Corp.		584,279	857,011
Macronix International Co. Ltd. (a)		493,000	772,121
MediaTek, Inc.		422,292	4,327,192
Mega Financial Holding Co. Ltd.		3,041,413	2,637,048
Micro-Star International Co. Ltd.		185,000	610,549
Nan Ya Plastics Corp.		1,322,860	3,631,354
Nanya Technology Corp.		196,000	533,333
Nien Made Enterprise Co. Ltd.		39,000	400,966
Novatek Microelectronics Corp.		168,000	705,290
Pegatron Corp.		557,000	1,508,011
Phison Electronics Corp.		41,000	418,719
Pou Chen Corp.		623,000	836,944
Powertech Technology, Inc.		206,000	669,264
President Chain Store Corp.		161,000	1,591,820
Quanta Computer, Inc.		767,000	1,669,134
Realtek Semiconductor Corp.		125,401	500,667
Ruentex Development Co. Ltd.		269,800	309,286
Ruentex Industries Ltd.		150,000	264,741
Shin Kong Financial Holding Co. Ltd.		2,336,533	856,797
Siliconware Precision Industries Co. Ltd.		569,000	982,800
Sinopac Holdings Co.		3,014,050	1,038,099
Standard Foods Corp.		172,812	442,994
Synnex Technology International Corp.		376,500	532,244
TaiMed Biologics, Inc. (a)		52,000	357,306
Taishin Financial Holdings Co. Ltd.		2,711,782	1,366,137
Taiwan Business Bank		1,017,973	301,420
Taiwan Cement Corp.		1,049,000	1,353,514
Taiwan Cooperative Financial Holding Co. Ltd.		2,222,028	1,321,208
Taiwan High Speed Rail Corp.		486,000	397,234
Taiwan Mobile Co. Ltd.		451,900	1,726,789
Taiwan Semiconductor Manufacturing Co. Ltd.		6,915,000	60,361,879
TECO Electric & Machinery Co. Ltd.		501,000	482,465
Unified-President Enterprises Corp.		1,350,983	3,240,933
United Microelectronics Corp.		3,351,000	1,633,544
Vanguard International Semiconductor Corp.		247,000	556,987
Win Semiconductors Corp.		97,000	867,630
Winbond Electronics Corp.		802,000	650,021
Wistron Corp.		728,899	612,006
WPG Holding Co. Ltd.		460,000	626,639
Yageo Corp.		58,000	769,239
Yuanta Financial Holding Co. Ltd.		2,933,952	1,407,678

TOTAL TAIWAN			182,274,745

Thailand - 2.3%
Advanced Info Service PCL (For. Reg.)		292,200	1,795,929
Airports of Thailand PCL (For. Reg.)		1,200,300	2,682,663
Bangkok Bank PCL (For. Reg.)		68,600	486,245
Bangkok Dusit Medical Services PCL (For. Reg.)		1,138,400	785,103
Bangkok Expressway and Metro PCL		2,069,400	512,064
Banpu PCL (For. Reg.)		549,900	400,310
Berli Jucker PCL (For. Reg)		328,200	602,538
BTS Group Holdings PCL		1,638,200	421,057
Bumrungrad Hospital PCL (For. Reg.)		99,700	623,921
C.P. ALL PCL (For. Reg.)		1,378,900	3,511,088
Central Pattana PCL (For. Reg.)		370,500	981,849
Charoen Pokphand Foods PCL (For. Reg.)		918,620	692,191
Delta Electronics PCL (For. Reg.)		138,000	339,272
Electricity Generating PCL (For. Reg.)		37,100	258,231
Energy Absolute PCL		308,800	667,982
Glow Energy PCL (For. Reg.)		139,200	378,889
Home Product Center PCL (For. Reg.)		1,048,206	475,240
Indorama Ventures PCL (For. Reg.)		425,000	759,898
IRPC PCL (For. Reg.)		2,756,100	646,786
Kasikornbank PCL		54,600	402,701
Kasikornbank PCL (For. Reg.)		465,500	3,433,285
KCE Electronics PCL		74,000	176,022
Krung Thai Bank PCL (For. Reg.)		972,270	620,862
Minor International PCL (For. Reg.)		599,880	842,743
PTT Exploration and Production PCL (For. Reg.)		398,339	1,513,485
PTT Global Chemical PCL (For. Reg.)		644,539	1,980,743
PTT PCL (For. Reg.)		299,000	4,696,935
Robinsons Department Store PCL (For. Reg.)		135,600	310,642
Siam Cement PCL (For. Reg.)		118,450	1,860,709
Siam Commercial Bank PCL (For. Reg.)		512,400	2,576,724
Thai Oil PCL (For. Reg.)		307,200	1,005,364
Thai Union Frozen Products PCL (For. Reg.)		497,120	328,556
TMB PCL (For. Reg.)		3,944,900	365,269
True Corp. PCL (For. Reg.) (a)		2,782,119	599,595

TOTAL THAILAND			37,734,891

Turkey - 1.0%
Akbank T.A.S.		627,720	1,824,709
Anadolu Efes Biracilik Ve Malt Sanayii A/S		59,374	440,018
Arcelik A/S		65,953	334,628
Aselsan A/S		55,151	488,000
Bim Birlesik Magazalar A/S JSC		61,218	1,224,653
Coca-Cola Icecek Sanayi A/S		19,366	185,484
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S (a)		519,062	366,159
Eregli Demir ve Celik Fabrikalari T.A.S.		409,805	1,085,439
Ford Otomotiv Sanayi A/S		18,148	289,858
Haci Omer Sabanci Holding A/S		282,956	863,948
Koc Holding A/S		206,150	1,004,245
Petkim Petrokimya Holding A/S		176,562	373,184
TAV Havalimanlari Holding A/S		43,848	258,424
Tofas Turk Otomobil Fabrikasi A/S		33,836	287,326
Tupras Turkiye Petrol Rafinerileri A/S		35,670	1,095,756
Turk Hava Yollari AO (a)		151,354	663,982
Turk Sise ve Cam Fabrikalari A/S		229,029	304,835
Turk Telekomunikasyon (a)		140,840	237,695
Turkcell Iletisim Hizmet A/S		314,376	1,306,343
Turkiye Garanti Bankasi A/S		659,115	2,156,344
Turkiye Halk Bankasi A/S		176,143	475,454
Turkiye Is Bankasi A/S Series C		424,324	909,282
Turkiye Vakiflar Bankasi TAO		206,187	413,296
Ulker Biskuvi Sanayi A/S		40,149	253,937
Yapi ve Kredi Bankasi A/S (a)		216,509	268,576

TOTAL TURKEY			17,111,575

United Arab Emirates - 0.6%
Abu Dhabi Commercial Bank PJSC		594,132	1,172,751
Aldar Properties PJSC		822,212	512,630
Damac Properties Dubai Co. PJSC (a)		549,208	500,918
DP World Ltd.		46,096	1,222,005
Dubai Investments Ltd. (a)		375,909	246,652
Dubai Islamic Bank Pakistan Ltd. (a)		331,862	551,153
Dubai Parks and Resorts PJSC (a)		913,149	159,113
Emaar Malls Group PJSC (a)		507,541	319,204
Emaar Properties PJSC		1,005,177	1,800,750
Emirates Telecommunications Corp.		499,630	2,421,327
National Bank of Abu Dhabi PJSC (a)		389,249	1,186,945

TOTAL UNITED ARAB EMIRATES			10,093,448

United States of America - 0.4%
Southern Copper Corp.		23,833	1,157,092
Yum China Holdings, Inc.		108,040	5,011,976

TOTAL UNITED STATES OF AMERICA			6,169,068

TOTAL COMMON STOCKS
(Cost $1,163,636,892)			1,586,074,789

Nonconvertible Preferred Stocks - 3.8%
Brazil - 2.7%
Banco Bradesco SA (PN)		859,194	10,989,377
Braskem SA (PN-A)		47,200	732,000
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)		65,200	484,805
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)		45,700	1,080,104
Companhia Energetica de Minas Gerais (CEMIG) (PN)		241,095	567,549
Gerdau SA		292,700	1,322,938
Itau Unibanco Holding SA		907,321	14,882,798
Itausa-Investimentos Itau SA (PN)		1,111,074	4,620,757
Lojas Americanas SA (PN)		198,784	1,054,441
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (a)		1,109,700	6,861,610
Telefonica Brasil SA		126,800	2,143,183

TOTAL BRAZIL			44,739,562

Chile - 0.1%
Embotelladora Andina SA Class B		74,749	364,563
Sociedad Quimica y Minera de Chile SA (PN-B)		26,991	1,512,236

TOTAL CHILE			1,876,799

Colombia - 0.1%
Bancolombia SA (PN)		121,756	1,392,603
Grupo Aval Acciones y Valores SA		968,403	435,066
Grupo de Inversiones Suramerica SA		34,647	466,844

TOTAL COLOMBIA			2,294,513

Korea (South) - 0.8%
AMOREPACIFIC Corp.		3,226	468,915
Hyundai Motor Co.		6,466	558,479
Hyundai Motor Co. Series 2		11,881	1,155,010
LG Chemical Ltd.		2,763	639,228
LG Household & Health Care Ltd.		751	475,256
Samsung Electronics Co. Ltd.		4,749	9,362,206

TOTAL KOREA (SOUTH)			12,659,094

Russia - 0.1%
AK Transneft OAO		131	419,475
Surgutneftegas OJSC		1,996,940	1,054,777

TOTAL RUSSIA			1,474,252

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $45,905,878)			63,044,220
		Principal Amount(e)	Value

Nonconvertible Bonds - 0.0%
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $52,909)	INR	264,162	58,544
		Shares	Value

Money Market Funds - 5.2%
Fidelity Cash Central Fund, 1.39% (f)		11,944,138	11,946,527
Fidelity Securities Lending Cash Central Fund 1.40% (f)(g)		74,611,437	74,618,898
TOTAL MONEY MARKET FUNDS
(Cost $86,564,698)			86,565,425
TOTAL INVESTMENT IN SECURITIES - 104.2%
(Cost $1,296,160,377)			1,735,742,978
NET OTHER ASSETS (LIABILITIES) - (4.2)%(h)			(69,615,247)
NET ASSETS - 100%			$1,666,127,731

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	271	March 2018	$17,043,190	$1,097,200	$1,097,200

The notional amount of futures purchased as a percentage of Net Assets is 1.0%

Currency Abbreviations

INR – Indian rupee

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,279,508 or 0.4% of net assets.

 (e) Amount is stated in United States dollars unless otherwise noted.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

 (h) Includes $555,750 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$114,721
Fidelity Securities Lending Cash Central Fund	39,130
Total	$153,851

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$161,513,927	$157,055,012	$4,458,915	$--
Consumer Staples	102,426,520	102,378,843	--	47,677
Energy	116,043,276	92,853,524	23,189,752	--
Financials	402,699,746	336,937,614	65,756,261	5,871
Health Care	44,248,470	43,112,655	1,135,815	--
Industrials	86,208,215	86,160,094	48,121	--
Information Technology	455,786,302	283,402,964	172,383,336	2
Materials	120,467,543	104,187,785	15,307,621	972,137
Real Estate	46,528,049	46,521,514	6,535	--
Telecommunication Services	76,298,027	45,167,314	31,130,713	--
Utilities	36,898,934	34,490,974	2,407,960	--
Corporate Bonds	58,544	--	58,544	--
Money Market Funds	86,565,425	86,565,425	--	--
Total Investments in Securities:	$1,735,742,978	$1,418,833,718	$315,883,573	$1,025,687
Derivative Instruments:
Assets
Futures Contracts	$1,097,200	$1,097,200	$--	$--
Total Assets	$1,097,200	$1,097,200	$--	$--
Total Derivative Instruments:	$1,097,200	$1,097,200	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$30,289,200
Level 2 to Level 1	$2,322,042

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Global ex U.S. Index Fund

January 31, 2018

GUX-QTLY-0318
1.929354.106

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
Australia - 4.5%
AGL Energy Ltd.	103,774	$1,960,078
Alumina Ltd.	381,376	740,624
Amcor Ltd.	183,742	2,155,743
AMP Ltd.	463,072	1,959,003
APA Group unit	174,970	1,136,386
Aristocrat Leisure Ltd.	86,134	1,658,822
ASX Ltd.	30,096	1,327,519
Aurizon Holdings Ltd.	329,739	1,243,493
Australia & New Zealand Banking Group Ltd.	463,219	10,667,824
Bank of Queensland Ltd.	61,288	611,891
Bendigo & Adelaide Bank Ltd.	73,685	695,286
BHP Billiton Ltd.	507,371	12,407,835
BlueScope Steel Ltd.	88,540	1,034,510
Boral Ltd.	188,791	1,217,022
Brambles Ltd.	252,040	2,010,629
Caltex Australia Ltd.	41,938	1,175,005
Challenger Ltd.	93,964	1,032,769
Cimic Group Ltd.	15,228	578,442
Coca-Cola Amatil Ltd.	87,700	591,966
Cochlear Ltd.	8,966	1,255,093
Commonwealth Bank of Australia	273,329	17,371,000
Computershare Ltd.	72,578	976,672
Crown Ltd.	57,868	617,848
CSL Ltd.	71,341	8,417,185
DEXUS Property Group unit	163,279	1,253,864
Dominos Pizza Enterprises Ltd. (a)	9,501	367,407
Flight Centre Travel Group Ltd. (a)	9,064	372,711
Fortescue Metals Group Ltd.	240,746	962,206
Goodman Group unit	287,082	1,871,465
Harvey Norman Holdings Ltd. (a)	88,005	320,533
Healthscope Ltd.	261,539	406,744
Incitec Pivot Ltd.	271,989	817,499
Insurance Australia Group Ltd.	373,162	2,177,024
Lendlease Group unit	89,506	1,142,443
Macquarie Group Ltd.	51,206	4,255,329
Medibank Private Ltd.	444,552	1,200,037
Mirvac Group unit	599,964	1,063,592
National Australia Bank Ltd.	423,351	9,937,299
Newcrest Mining Ltd.	120,826	2,207,187
Orica Ltd.	58,939	911,866
Origin Energy Ltd. (b)	277,585	2,089,152
QBE Insurance Group Ltd.	217,674	1,890,830
Ramsay Health Care Ltd.	21,945	1,208,652
realestate.com.au Ltd.	8,535	506,528
Rio Tinto Ltd.	67,238	4,163,762
Santos Ltd. (b)	290,548	1,194,030
Scentre Group unit	838,494	2,803,983
SEEK Ltd.	54,104	852,321
Sonic Healthcare Ltd.	62,049	1,192,478
South32 Ltd.	819,952	2,523,940
SP AusNet	272,367	372,007
Stockland Corp. Ltd. unit	387,024	1,316,066
Suncorp Group Ltd.	203,749	2,242,712
Sydney Airport unit	170,414	935,146
Tabcorp Holdings Ltd.	296,339	1,234,544
Telstra Corp. Ltd.	660,303	1,952,222
The GPT Group unit	289,936	1,175,161
TPG Telecom Ltd.	57,367	294,462
Transurban Group unit	353,539	3,424,278
Treasury Wine Estates Ltd.	117,936	1,626,962
Vicinity Centers unit	519,560	1,126,199
Wesfarmers Ltd.	178,585	6,304,425
Westfield Corp. unit	310,952	2,290,165
Westpac Banking Corp.	535,524	13,342,563
Woodside Petroleum Ltd.	132,347	3,532,089
Woolworths Group Ltd.	204,675	4,444,786

TOTAL AUSTRALIA		166,149,314

Austria - 0.2%
Andritz AG	11,877	712,521
Erste Group Bank AG	47,498	2,390,100
OMV AG	23,434	1,508,840
Raiffeisen International Bank-Holding AG (b)	22,944	986,474
Voestalpine AG	17,848	1,158,482

TOTAL AUSTRIA		6,756,417

Bailiwick of Jersey - 0.8%
Experian PLC	146,114	3,367,075
Glencore Xstrata PLC	1,932,113	11,074,745
Randgold Resources Ltd.	15,015	1,516,959
Shire PLC	143,349	6,697,586
Wolseley PLC	39,709	3,064,862
WPP PLC	201,580	3,650,614

TOTAL BAILIWICK OF JERSEY		29,371,841

Belgium - 0.7%
Ageas	29,799	1,573,850
Anheuser-Busch InBev SA NV	120,312	13,626,480
Colruyt NV	9,708	537,201
Groupe Bruxelles Lambert SA	12,511	1,473,774
KBC Groep NV	39,697	3,814,722
Proximus	23,999	809,258
Solvay SA Class A	11,781	1,704,742
Telenet Group Holding NV (b)	8,362	643,155
UCB SA	20,097	1,751,590
Umicore SA	30,264	1,591,646

TOTAL BELGIUM		27,526,418

Bermuda - 0.5%
Alibaba Health Information Technology Ltd. (a)(b)	538,000	281,288
Alibaba Pictures Group Ltd. (b)	2,120,000	295,399
Beijing Enterprises Water Group Ltd.	766,000	551,294
Brilliance China Automotive Holdings Ltd.	468,000	1,196,525
Cheung Kong Infrastructure Holdings Ltd.	104,000	925,978
China Gas Holdings Ltd.	276,000	807,962
China Resource Gas Group Ltd.	148,000	487,175
Cosco Shipping Ports Ltd.	255,734	267,743
Credicorp Ltd. (United States)	10,704	2,479,368
GOME Electrical Appliances Holdings Ltd.	1,569,104	198,579
Haier Electronics Group Co. Ltd.	201,000	688,616
Hanergy Thin Film Power Group Ltd. (b)(c)	576,000	1
Hongkong Land Holdings Ltd.	182,736	1,315,699
Jardine Matheson Holdings Ltd.	34,376	2,182,188
Jardine Strategic Holdings Ltd.	35,500	1,412,900
Kerry Properties Ltd.	101,000	482,880
Kingston Financial Group Ltd. (a)	630,000	489,655
Kunlun Energy Co. Ltd.	490,000	486,076
Li & Fung Ltd.	978,000	498,836
Nine Dragons Paper (Holdings) Ltd.	253,000	393,925
NWS Holdings Ltd.	233,871	455,625
Shangri-La Asia Ltd.	190,000	483,340
Sihuan Pharmaceutical Holdings Group Ltd.	619,000	237,388
Yue Yuen Industrial (Holdings) Ltd.	122,500	552,786

TOTAL BERMUDA		17,171,226

Brazil - 1.2%
Ambev SA	742,800	5,117,533
Atacadao Distribuicao Comercio e Industria Ltda (b)	61,400	310,276
Banco Bradesco SA	144,866	1,788,318
Banco do Brasil SA	136,900	1,705,019
Banco Santander SA (Brasil) unit	65,700	739,073
BB Seguridade Participacoes SA	108,000	1,054,576
BM&F BOVESPA SA	324,166	2,653,562
BR Malls Participacoes SA	131,240	529,326
Brasil Foods SA (b)	70,100	777,789
CCR SA	187,200	920,723
Centrais Eletricas Brasileiras SA (Electrobras) (b)	27,600	176,117
Cielo SA	194,671	1,642,422
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	54,900	626,887
Companhia Energetica de Minas Gerais (CEMIG) (b)	21,120	49,519
Companhia Energetica de Minas Gerais (CEMIG) (b)	1,217	2,647
Companhia Siderurgica Nacional SA (CSN) (b)	96,300	332,184
Cosan SA Industria e Comercio	25,200	345,175
Drogasil SA	36,100	956,661
EDP Energias do Brasil SA	53,081	228,418
Embraer SA	104,700	657,908
ENGIE Brasil Energia SA	23,500	265,094
Equatorial Energia SA	31,500	692,090
Fibria Celulose SA	39,300	676,957
Hypermarcas SA	56,600	645,588
JBS SA	128,100	404,082
Klabin SA unit	95,900	536,089
Kroton Educacional SA	223,052	1,137,663
Localiza Rent A Car SA	81,267	657,584
Lojas Renner SA	114,380	1,359,205
M. Dias Branco SA	15,800	284,013
Multiplan Empreendimentos Imobiliarios SA	12,922	294,213
Natura Cosmeticos SA	27,500	301,412
Odontoprev SA	42,500	221,838
Petroleo Brasileiro SA - Petrobras (ON) (b)	469,700	3,140,179
Porto Seguro SA	17,500	242,671
Qualicorp SA	34,300	329,327
Rumo SA	173,300	776,206
Sul America SA unit	33,447	213,112
Suzano Papel e Celulose SA	72,700	471,432
Terna Participacoes SA unit	26,800	169,498
TIM Participacoes SA	139,200	589,831
Ultrapar Participacoes SA	57,800	1,479,288
Vale SA	500,845	6,516,015
Weg SA	90,200	670,979

TOTAL BRAZIL		42,688,499

British Virgin Islands - 0.0%
First Pacific Co. Ltd.	338,852	241,678
Canada - 6.2%
Agnico Eagle Mines Ltd. (Canada)	36,750	1,738,604
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	65,961	3,450,886
AltaGas Ltd.	26,618	596,633
ARC Resources Ltd.	57,029	627,319
ATCO Ltd. Class I (non-vtg.)	11,193	404,768
Bank of Montreal	102,312	8,428,679
Bank of Nova Scotia	189,155	12,567,274
Barrick Gold Corp.	183,314	2,636,443
BCE, Inc.	23,960	1,120,471
BlackBerry Ltd. (b)	78,513	995,775
Bombardier, Inc. Class B (sub. vtg.) (b)	299,586	847,609
Brookfield Asset Management, Inc. Class A	132,648	5,551,804
CAE, Inc.	43,440	801,698
Cameco Corp.	62,133	571,826
Canadian Imperial Bank of Commerce	68,849	6,821,089
Canadian National Railway Co.	118,370	9,486,922
Canadian Natural Resources Ltd.	172,883	5,901,916
Canadian Pacific Railway Ltd.	23,181	4,292,066
Canadian Tire Ltd. Class A (non-vtg.)	10,161	1,417,831
Canadian Utilities Ltd. Class A (non-vtg.)	19,890	588,776
CCL Industries, Inc. Class B	21,734	1,039,521
Cenovus Energy, Inc.	166,087	1,583,903
CGI Group, Inc. Class A (sub. vtg.) (b)	33,409	1,912,190
CI Financial Corp.	40,859	983,606
Constellation Software, Inc.	3,186	2,059,529
Crescent Point Energy Corp.	86,277	680,396
Dollarama, Inc.	16,893	2,309,809
Element Financial Corp.	64,574	435,743
Emera, Inc.	9,176	339,437
Empire Co. Ltd. Class A (non-vtg.)	27,610	534,242
Enbridge, Inc.	259,945	9,516,523
Encana Corp.	153,951	1,903,736
Fairfax Financial Holdings Ltd. (sub. vtg.)	4,432	2,331,304
Finning International, Inc.	26,634	733,409
First Capital Realty, Inc.	27,152	454,079
First Quantum Minerals Ltd.	109,808	1,637,300
Fortis, Inc.	66,209	2,339,385
Franco-Nevada Corp.	29,199	2,232,655
George Weston Ltd.	7,815	684,416
Gildan Activewear, Inc.	35,120	1,194,366
Goldcorp, Inc.	137,333	1,966,207
Great-West Lifeco, Inc.	46,201	1,306,399
H&R REIT/H&R Finance Trust	21,467	366,859
Husky Energy, Inc. (b)	56,638	830,230
Hydro One Ltd. (d)	46,793	844,937
IGM Financial, Inc.	12,776	456,301
Imperial Oil Ltd.	47,233	1,484,959
Industrial Alliance Insurance and Financial Services, Inc.	17,239	825,370
Intact Financial Corp.	22,115	1,854,244
Inter Pipeline Ltd.	60,280	1,155,612
Jean Coutu Group, Inc. Class A (sub. vtg.)	11,104	218,830
Keyera Corp.	31,013	872,650
Kinross Gold Corp. (b)	194,298	843,538
Linamar Corp.	8,113	479,063
Loblaw Companies Ltd.	34,473	1,867,428
Lundin Mining Corp.	101,200	731,437
Magna International, Inc. Class A (sub. vtg.)	55,370	3,162,842
Manulife Financial Corp.	312,096	6,622,525
Methanex Corp.	13,823	872,535
Metro, Inc. Class A (sub. vtg.)	36,826	1,232,324
National Bank of Canada	53,943	2,799,773
Nutrien Ltd. (b)	101,781	5,324,884
Onex Corp. (sub. vtg.)	12,799	958,572
Open Text Corp.	42,333	1,449,647
Pembina Pipeline Corp.	79,678	2,716,178
Power Corp. of Canada (sub. vtg.)	54,742	1,397,034
Power Financial Corp.	38,790	1,070,036
PrairieSky Royalty Ltd.	32,819	812,737
Restaurant Brands International, Inc.	35,097	2,120,087
Restaurant Brands International, Inc.	304	18,359
RioCan (REIT)	24,386	477,609
Rogers Communications, Inc. Class B (non-vtg.)	57,451	2,803,889
Royal Bank of Canada	230,193	19,710,510
Saputo, Inc.	32,856	1,130,727
Seven Generations Energy Ltd. (b)	39,747	554,196
Shaw Communications, Inc. Class B	67,725	1,478,387
Shopify, Inc. Class A (b)	12,944	1,652,623
Smart (REIT)	10,443	256,830
SNC-Lavalin Group, Inc.	27,344	1,209,583
Sun Life Financial, Inc.	97,138	4,214,842
Suncor Energy, Inc.	262,275	9,501,605
Teck Resources Ltd. Class B (sub. vtg.)	89,591	2,601,781
TELUS Corp.	30,577	1,151,236
The Toronto-Dominion Bank	291,082	17,706,305
Thomson Reuters Corp.	45,373	1,963,581
Tourmaline Oil Corp. (b)	36,790	594,323
TransCanada Corp.	137,568	6,333,720
Turquoise Hill Resources Ltd. (b)	153,118	466,823
Valeant Pharmaceuticals International, Inc. (Canada) (b)	52,079	963,982
Vermilion Energy, Inc.	18,001	680,526
West Fraser Timber Co. Ltd.	10,534	737,037
Wheaton Precious Metals Corp.	70,529	1,523,541

TOTAL CANADA		228,129,191

Cayman Islands - 4.6%
3SBio, Inc. (b)	159,500	325,009
58.com, Inc. ADR (a)(b)	14,635	1,169,044
AAC Technology Holdings, Inc.	115,500	1,931,238
Agile Property Holdings Ltd.	242,000	434,339
Agile Property Holdings Ltd. rights (b)(c)	4,840	0
Airtac International Group	19,000	301,479
Alibaba Group Holding Ltd. sponsored ADR (a)(b)	182,039	37,188,747
Anta Sports Products Ltd.	168,000	809,649
ASM Pacific Technology Ltd.	42,400	578,873
Autohome, Inc. ADR Class A	8,024	668,239
Baidu.com, Inc. sponsored ADR (b)	43,326	10,698,056
Chailease Holding Co. Ltd.	185,816	624,704
Cheung Kong Property Holdings Ltd.	411,716	3,928,924
China Conch Venture Holdings Ltd.	251,500	704,090
China Huishan Dairy Holdings Co. Ltd. (b)(c)	461,000	24,751
China Medical System Holdings Ltd.	212,000	454,751
China Mengniu Dairy Co. Ltd.	441,000	1,440,375
China Resources Land Ltd.	440,634	1,757,433
China State Construction International Holdings Ltd.	333,250	482,239
CK Hutchison Holdings Ltd.	425,216	5,740,102
Country Garden Holdings Co. Ltd.	846,644	1,820,426
Ctrip.com International Ltd. ADR (a)(b)	61,609	2,882,069
ENN Energy Holdings Ltd.	120,000	926,540
Evergrande Real Estate Group Ltd. (b)	521,000	1,721,648
Fullshare Holdings Ltd.	1,102,500	520,057
GCL-Poly Energy Holdings Ltd. (a)(b)	2,066,000	356,542
Geely Automobile Holdings Ltd.	773,000	2,475,331
General Interface Solution Holding Ltd.	24,000	178,481
Haitian International Holdings Ltd.	100,000	312,554
Hengan International Group Co. Ltd.	112,000	1,073,805
JD.com, Inc. sponsored ADR (b)	103,698	5,105,053
Kingboard Chemical Holdings Ltd.	99,000	544,822
Kingsoft Corp. Ltd.	119,000	406,927
Lee & Man Paper Manufacturing Ltd.	245,000	288,764
Longfor Properties Co. Ltd.	235,000	767,547
Meitu, Inc. (b)(d)	207,500	288,598
Melco Crown Entertainment Ltd. sponsored ADR	38,048	1,133,069
MGM China Holdings Ltd.	142,800	439,938
Minth Group Ltd.	114,000	644,130
Momo, Inc. ADR (a)(b)	17,181	541,717
NetEase, Inc. ADR	12,551	4,018,328
New Oriental Education & Technology Group, Inc. sponsored ADR	21,246	1,956,544
Nexteer Auto Group Ltd.	137,000	293,522
Sands China Ltd.	382,400	2,277,980
Semiconductor Manufacturing International Corp. (a)(b)	453,100	652,074
Shenzhou International Group Holdings Ltd.	121,000	1,249,033
Shimao Property Holdings Ltd.	183,500	547,733
SINA Corp. (b)	8,810	1,032,973
Sino Biopharmaceutical Ltd.	712,000	1,312,476
SOHO China Ltd.	327,500	194,675
Sunac China Holdings Ltd.	383,000	1,838,463
Sunny Optical Technology Group Co. Ltd.	113,400	1,569,956
TAL Education Group ADR	45,958	1,496,852
Tencent Holdings Ltd.	900,100	53,184,611
Tingyi (Cayman Islands) Holding Corp.	300,000	625,108
Vipshop Holdings Ltd. ADR (b)	64,274	1,062,449
Want Want China Holdings Ltd.	798,000	704,899
Weibo Corp. sponsored ADR (a)(b)	7,168	928,758
WH Group Ltd. (d)	1,401,000	1,735,434
Wharf Real Estate Investment Co. Ltd. (b)	188,000	1,298,972
Wynn Macau Ltd.	244,800	863,707
YY, Inc. ADR (b)	6,638	882,588
Zhen Ding Technology Holding Ltd.	72,302	165,519

TOTAL CAYMAN ISLANDS		171,582,714

Chile - 0.3%
AES Gener SA	479,550	153,937
Aguas Andinas SA	445,033	299,725
Banco de Chile	3,813,127	651,451
Banco de Credito e Inversiones	6,738	517,508
Banco Santander Chile	10,139,222	856,442
Cencosud SA	221,496	690,028
Colbun SA	1,322,712	328,906
Compania Cervecerias Unidas SA	22,844	327,208
Compania de Petroleos de Chile SA (COPEC)	70,490	1,219,482
CorpBanca SA	25,508,269	258,963
Empresa Nacional de Electricidad SA	542,397	518,931
Empresa Nacional de Telecomunicaciones SA (ENTEL)	24,112	288,066
Empresas CMPC SA	202,090	794,910
Enel Chile SA	2,928,761	369,235
Enersis SA	4,617,946	1,080,123
LATAM Airlines Group SA	47,752	826,192
S.A.C.I. Falabella	114,528	1,202,598

TOTAL CHILE		10,383,705

China - 2.6%
Agricultural Bank of China Ltd. (H Shares)	4,142,000	2,541,543
Air China Ltd. (H Shares)	276,000	403,628
Aluminum Corp. of China Ltd. (H Shares) (a)(b)	608,000	411,184
Anhui Conch Cement Co. Ltd. (H Shares)	190,500	1,049,587
AviChina Industry & Technology Co. Ltd. (H Shares)	289,000	154,795
Bank Communications Co. Ltd. (H Shares)	1,354,000	1,173,531
Bank of China Ltd. (H Shares)	12,567,000	7,566,562
Beijing Capital International Airport Co. Ltd. (H Shares)	232,000	351,738
BYD Co. Ltd. (H Shares) (a)	101,000	950,295
CGN Power Co. Ltd. (H Shares) (d)	1,802,000	509,088
China Cinda Asset Management Co. Ltd. (H Shares)	1,417,000	599,576
China CITIC Bank Corp. Ltd. (H Shares)	1,391,000	1,145,141
China Communications Construction Co. Ltd. (H Shares)	693,000	827,420
China Communications Services Corp. Ltd. (H Shares)	398,000	252,863
China Construction Bank Corp. (H Shares)	13,299,000	15,268,204
China Everbright Bank Co. Ltd. (H Shares)	409,000	231,618
China Galaxy Securities Co. Ltd. (H Shares)	502,000	410,063
China Huarong Asset Management Co. Ltd.	1,557,000	786,198
China Life Insurance Co. Ltd. (H Shares)	1,180,000	3,973,298
China Longyuan Power Grid Corp. Ltd. (H Shares)	467,000	341,475
China Merchants Bank Co. Ltd. (H Shares)	612,251	3,001,518
China Minsheng Banking Corp. Ltd. (H Shares)	859,000	982,794
China Molybdenum Co. Ltd. (H Shares)	597,000	459,427
China National Building Materials Co. Ltd. (H Shares)	452,000	483,049
China Oilfield Services Ltd. (H Shares)	296,000	353,036
China Pacific Insurance (Group) Co. Ltd. (H Shares)	417,600	2,119,323
China Petroleum & Chemical Corp. (H Shares)	3,998,000	3,455,937
China Railway Construction Corp. Ltd. (H Shares)	326,500	396,926
China Railway Group Ltd. (H Shares)	646,000	496,310
China Shenhua Energy Co. Ltd. (H Shares)	541,000	1,684,001
China Southern Airlines Ltd. (H Shares)	282,000	367,701
China Telecom Corp. Ltd. (H Shares)	2,144,000	1,060,674
China Vanke Co. Ltd. (H Shares)	182,800	894,996
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	395,000	358,005
CITIC Securities Co. Ltd. (H Shares)	355,000	943,926
CRRC Corp. Ltd. (H Shares)	640,950	634,997
Dongfeng Motor Group Co. Ltd. (H Shares)	446,000	582,682
Fuyao Glass Industries Group Co. Ltd.	76,800	325,455
GF Securities Co. Ltd. (H Shares)	204,400	456,739
Great Wall Motor Co. Ltd. (H Shares)	492,500	601,251
Guangzhou Automobile Group Co. Ltd. (H Shares)	328,000	742,991
Guangzhou R&F Properties Co. Ltd. (H Shares)	148,000	416,227
Haitong Securities Co. Ltd. (H Shares)	503,600	822,740
Huaneng Power International, Inc. (H Shares)	722,000	466,095
Huaneng Renewables Corp. Ltd. (H Shares)	820,000	284,073
Huatai Securities Co. Ltd. (H Shares) (d)	263,800	597,564
Industrial & Commercial Bank of China Ltd. (H Shares)	11,660,000	11,030,022
Jiangsu Expressway Co. Ltd. (H Shares)	200,000	308,335
Jiangxi Copper Co. Ltd. (H Shares)	192,000	324,964
New China Life Insurance Co. Ltd. (H Shares)	119,700	779,623
People's Insurance Co. of China Group (H Shares)	1,128,000	644,559
PetroChina Co. Ltd. (H Shares)	3,356,000	2,648,580
PICC Property & Casualty Co. Ltd. (H Shares)	733,289	1,522,325
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	824,500	9,765,223
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	328,000	242,772
Shanghai Electric Group Co. Ltd. (H Shares) (b)	486,000	197,565
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)	74,500	432,849
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	137,040	207,753
Shanghai Pharma Holding Co. Ltd. (H Shares)	137,800	361,118
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	551,000	337,391
Sinopharm Group Co. Ltd. (H Shares)	192,800	851,532
TravelSky Technology Ltd. (H Shares)	153,000	480,163
Tsingtao Brewery Co. Ltd. (H Shares)	56,000	312,119
Weichai Power Co. Ltd. (H Shares)	291,600	364,563
Yanzhou Coal Mining Co. Ltd. (H Shares)	286,000	498,685
Zhejiang Expressway Co. Ltd. (H Shares)	224,000	265,158
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	83,100	459,976
Zijin Mng Group Co. Ltd. (H Shares)	872,000	439,196
ZTE Corp. (H Shares) (b)	115,280	419,996

TOTAL CHINA		94,830,711

Colombia - 0.1%
Bancolombia SA	40,141	459,967
Cementos Argos SA	72,603	289,082
Ecopetrol SA	801,155	750,908
Grupo de Inversiones Suramerica SA	34,833	492,425
Interconexion Electrica SA ESP	61,996	312,384
Inversiones Argos SA	47,971	348,881

TOTAL COLOMBIA		2,653,647

Czech Republic - 0.0%
Ceske Energeticke Zavody A/S	25,675	657,716
Komercni Banka A/S	12,427	570,757
MONETA Money Bank A/S (d)	82,160	341,230
Telefonica Czech Rep A/S	8,264	115,287

TOTAL CZECH REPUBLIC		1,684,990

Denmark - 1.2%
A.P. Moller - Maersk A/S:
Series A	599	1,024,231
Series B	1,018	1,817,099
Carlsberg A/S Series B	16,932	2,174,369
Christian Hansen Holding A/S	15,867	1,386,989
Coloplast A/S Series B	18,917	1,681,759
Danske Bank A/S	118,613	4,818,128
DONG Energy A/S (d)	30,043	1,824,281
DSV de Sammensluttede Vognmaend A/S	29,838	2,453,938
Genmab A/S (b)	9,244	1,693,204
H Lundbeck A/S	11,230	572,506
ISS Holdings A/S	25,848	1,008,566
Novo Nordisk A/S Series B	294,088	16,321,408
Novozymes A/S Series B	35,913	1,992,005
Pandora A/S	17,031	1,614,884
TDC A/S	129,089	861,598
Tryg A/S	18,702	455,188
Vestas Wind Systems A/S	33,996	2,318,802
William Demant Holding A/S (b)	19,047	601,802

TOTAL DENMARK		44,620,757

Egypt - 0.0%
Commercial International Bank SAE	73,566	325,007
Commercial International Bank SAE sponsored GDR	86,326	391,920
EFG-Hermes Holding SAE	89,071	102,992
Global Telecom Holding (b)	316,962	122,405

TOTAL EGYPT		942,324

Finland - 0.6%
Elisa Corp. (A Shares)	22,164	942,757
Fortum Corp.	70,742	1,533,946
Kone Oyj (B Shares)	53,032	3,035,311
Metso Corp.	17,651	616,896
Neste Oyj	20,483	1,415,980
Nokia Corp.	922,070	4,447,646
Nokian Tyres PLC	18,196	919,012
Orion Oyj (B Shares)	16,906	677,966
Sampo Oyj (A Shares)	70,639	4,101,816
Stora Enso Oyj (R Shares)	88,027	1,510,387
UPM-Kymmene Corp.	83,867	2,825,954
Wartsila Corp.	23,552	1,610,009

TOTAL FINLAND		23,637,680

France - 6.8%
Accor SA	29,916	1,702,970
Aeroports de Paris	4,690	974,166
Air Liquide SA	59,349	8,002,972
Alstom SA	24,882	1,092,041
Amundi SA (d)	9,288	876,395
Arkema SA	10,919	1,394,962
Atos Origin SA	14,959	2,358,688
AXA SA	306,401	10,076,748
BIC SA	4,582	525,075
bioMerieux SA	6,386	604,947
BNP Paribas SA	177,567	14,682,523
Bollore SA	134,868	783,644
Bollore SA (b)	720	4,289
Bouygues SA	34,081	1,894,365
Bureau Veritas SA	41,047	1,203,211
Capgemini SA	25,164	3,341,371
Carrefour SA	91,832	2,197,620
Casino Guichard Perrachon SA	8,889	519,692
CNP Assurances	26,857	688,227
Compagnie de St. Gobain	80,047	4,652,585
Credit Agricole SA	180,826	3,406,856
Danone SA	95,215	8,194,819
Dassault Aviation SA	400	668,947
Dassault Systemes SA	20,392	2,351,507
Edenred SA	34,576	1,116,553
EDF SA	5,248	72,161
EDF SA	87,551	1,203,841
Eiffage SA	11,401	1,382,369
ENGIE	287,888	4,996,834
Essilor International SA	32,802	4,658,977
Eurazeo SA	7,065	743,389
Eutelsat Communications	27,948	614,863
Faurecia SA	12,226	1,098,670
Fonciere des Regions	5,277	579,494
Gecina SA	7,526	1,468,862
Groupe Eurotunnel SA	72,370	1,015,316
Hermes International SCA	4,994	2,760,374
ICADE	5,332	577,921
Iliad SA	4,262	1,102,746
Imerys SA	5,622	602,373
Ingenico SA	9,599	1,092,847
Ipsen SA	5,934	832,143
JCDecaux SA	11,498	497,638
Kering SA	11,962	6,056,410
Klepierre SA	35,118	1,604,072
L'Oreal SA (b)	5,097	1,158,690
L'Oreal SA	34,711	7,890,775
Lagardere S.C.A. (Reg.)	18,609	580,373
Legrand SA	42,072	3,500,756
LVMH Moet Hennessy - Louis Vuitton SA	44,023	13,790,255
Michelin CGDE Series B	27,124	4,337,443
Natixis SA	150,865	1,373,705
Orange SA	313,803	5,670,321
Pernod Ricard SA	33,492	5,334,970
Peugeot Citroen SA	93,074	2,090,408
Publicis Groupe SA	32,731	2,261,958
Remy Cointreau SA	3,408	448,507
Renault SA	30,171	3,317,726
Rexel SA	47,316	852,980
Safran SA	52,592	5,941,908
Sanofi SA	179,409	15,833,136
Schneider Electric SA	89,450	8,381,223
SCOR SE	26,723	1,196,065
SEB SA	3,426	707,791
Societe Generale Series A	121,275	7,048,207
Sodexo SA (b)	1,000	128,314
Sodexo SA	1,580	202,736
Sodexo SA	11,904	1,527,452
SR Teleperformance SA	8,932	1,354,031
Suez Environnement SA	56,971	849,495
Thales SA	16,805	1,885,293
Total SA	375,769	21,787,061
Ubisoft Entertainment SA (b)	9,699	830,161
Unibail-Rodamco	15,850	4,065,592
Valeo SA	37,617	2,965,665
Veolia Environnement SA	75,586	1,904,091
VINCI SA	79,637	8,607,072
Vivendi SA	163,103	4,785,088
Wendel SA	4,415	822,765
Zodiac Aerospace	31,662	983,928

TOTAL FRANCE		250,692,414

Germany - 6.3%
adidas AG	29,717	6,910,460
Allianz SE	71,006	17,959,294
Axel Springer Verlag AG	7,768	682,339
BASF AG	145,088	17,015,592
Bayer AG	130,565	17,108,893
Bayerische Motoren Werke AG (BMW)	52,401	5,983,427
Beiersdorf AG	15,989	1,895,784
Brenntag AG	24,603	1,595,105
Commerzbank AG (b)	166,909	2,747,401
Continental AG	17,353	5,207,334
Covestro AG (d)	25,599	2,942,418
Daimler AG (Germany)	151,968	13,911,072
Deutsche Bank AG	326,647	5,999,686
Deutsche Borse AG	30,555	3,926,810
Deutsche Lufthansa AG	37,440	1,335,940
Deutsche Post AG	153,309	7,246,274
Deutsche Telekom AG	525,191	9,211,871
Deutsche Wohnen AG (Bearer)	55,805	2,521,963
Drillisch AG	8,142	677,283
E.ON AG	348,229	3,660,261
Evonik Industries AG	25,527	1,007,839
Fraport AG Frankfurt Airport Services Worldwide	6,477	765,874
Fresenius Medical Care AG & Co. KGaA	33,835	3,899,888
Fresenius SE & Co. KGaA	65,667	5,746,154
GEA Group AG	29,208	1,451,616
Hannover Reuck SE	9,394	1,284,110
HeidelbergCement Finance AG	23,394	2,535,032
Henkel AG & Co. KGaA	16,360	2,047,425
Hochtief AG	3,059	552,595
Hugo Boss AG	9,905	909,773
Infineon Technologies AG	179,597	5,229,185
Innogy SE (d)	21,550	821,391
K&S AG (a)	30,206	848,301
KION Group AG	11,092	1,017,972
Lanxess AG	14,704	1,281,919
Linde AG (b)	2,468	602,411
Linde AG	26,859	6,122,471
MAN SE	5,537	658,573
Merck KGaA	20,437	2,233,381
Metro Wholesale & Food Specialist AG	28,819	626,154
MTU Aero Engines Holdings AG	8,271	1,481,797
Muenchener Rueckversicherungs AG	24,508	5,767,610
OSRAM Licht AG	15,886	1,387,729
ProSiebenSat.1 Media AG	37,350	1,430,868
RWE AG	82,272	1,646,574
SAP SE	155,194	17,558,734
Schaeffler AG	25,543	507,882
Siemens AG	120,730	18,327,320
Symrise AG	19,615	1,640,418
Telefonica Deutschland Holding AG	115,053	581,375
Thyssenkrupp AG	68,864	2,166,522
TUI AG (GB)	70,224	1,588,341
Uniper SE	31,036	925,942
United Internet AG	19,593	1,427,918
Volkswagen AG	5,249	1,164,557
Vonovia SE	76,874	3,790,038
Wirecard AG	18,436	2,295,788
Zalando SE (a)(b)	17,554	1,028,249

TOTAL GERMANY		232,898,933

Greece - 0.1%
Alpha Bank AE (b)	218,280	531,442
EFG Eurobank Ergasias SA (b)	279,054	311,814
Ff Group (b)	4,332	103,695
Greek Organization of Football Prognostics SA	35,167	471,545
Hellenic Telecommunications Organization SA	40,735	639,768
Jumbo SA	16,049	317,216
National Bank of Greece SA (b)	872,462	368,916
Piraeus Bank SA (b)	44,753	201,694
Titan Cement Co. SA (Reg.)	6,321	193,842

TOTAL GREECE		3,139,932

Hong Kong - 2.5%
AIA Group Ltd.	1,906,200	16,326,360
Bank of East Asia Ltd.	193,437	837,036
Beijing Enterprises Holdings Ltd.	82,500	506,750
BOC Hong Kong (Holdings) Ltd.	582,000	2,972,254
BYD Electronic International Co. Ltd.	113,000	278,504
China Everbright International Ltd.	404,000	617,673
China Everbright Ltd.	144,000	355,276
China Jinmao Holdings Group Ltd.	790,000	515,043
China Merchants Holdings International Co. Ltd.	211,123	558,666
China Mobile Ltd.	970,500	10,219,749
China Overseas Land and Investment Ltd.	606,000	2,347,261
China Resources Beer Holdings Co. Ltd.	251,162	948,763
China Resources Pharmaceutical Group Ltd.	292,500	385,132
China Resources Power Holdings Co. Ltd.	308,523	569,509
China Taiping Insurance Group Ltd.	249,777	1,079,233
China Unicom Ltd. (b)	978,000	1,466,032
CITIC Pacific Ltd.	905,000	1,427,611
CLP Holdings Ltd.	259,500	2,648,856
CNOOC Ltd.	2,834,000	4,454,659
CSPC Pharmaceutical Group Ltd.	746,000	1,655,521
Far East Horizon Ltd.	299,000	322,214
Fosun International Ltd.	400,500	946,130
Galaxy Entertainment Group Ltd.	370,000	3,277,790
Guangdong Investment Ltd.	474,000	705,306
Hang Lung Group Ltd.	140,000	532,428
Hang Lung Properties Ltd.	315,000	833,541
Hang Seng Bank Ltd.	120,800	2,875,363
Henderson Land Development Co. Ltd.	192,500	1,346,059
Hong Kong & China Gas Co. Ltd.	1,337,810	2,643,930
Hong Kong Exchanges and Clearing Ltd.	184,745	6,999,983
Hysan Development Co. Ltd.	100,020	558,746
Lenovo Group Ltd.	1,122,000	646,868
Link (REIT)	348,047	3,078,861
MTR Corp. Ltd.	239,607	1,372,220
New World Development Co. Ltd.	943,732	1,527,315
PCCW Ltd.	706,913	407,557
Power Assets Holdings Ltd.	220,500	1,960,432
Shanghai Industrial Holdings Ltd.	84,000	245,901
Sino Land Ltd.	514,673	948,730
Sino-Ocean Group Holding Ltd.	467,591	386,738
SJM Holdings Ltd.	304,000	303,897
Sun Art Retail Group Ltd.	380,872	517,070
Sun Hung Kai Properties Ltd.	227,781	3,957,155
Swire Pacific Ltd. (A Shares)	78,000	780,234
Swire Properties Ltd.	182,200	637,018
Techtronic Industries Co. Ltd.	220,500	1,468,562
Wharf Holdings Ltd.	191,000	782,542
Wheelock and Co. Ltd.	127,000	994,388

TOTAL HONG KONG		91,226,866

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	57,195	698,711
OTP Bank PLC	37,947	1,759,265
Richter Gedeon PLC	22,394	575,540

TOTAL HUNGARY		3,033,516

India - 2.1%
ACC Ltd.	7,357	198,538
Adani Ports & Special Economic Zone Ltd.	112,542	759,340
Ambuja Cements Ltd.	90,405	372,373
Ashok Leyland Ltd.	196,486	389,819
Asian Paints Ltd.	46,108	818,497
Aurobindo Pharma Ltd.	39,863	394,836
Axis Bank Ltd.	282,282	2,636,290
Bajaj Auto Ltd.	13,013	683,234
Bajaj Finance Ltd.	25,436	671,457
Bajaj Finserv Ltd.	5,866	444,135
Bharat Forge Ltd.	31,392	354,172
Bharat Heavy Electricals Ltd.	149,283	235,339
Bharat Petroleum Corp. Ltd.	118,928	921,149
Bharti Airtel Ltd.	192,083	1,329,259
Bharti Infratel Ltd.	99,814	552,071
Bosch Ltd.	1,112	339,413
Britannia Industries Ltd.	4,367	321,833
Cadila Healthcare Ltd.	31,881	213,577
Cipla Ltd. (b)	56,478	526,171
Coal India Ltd.	102,222	481,759
Container Corp. of India Ltd.	7,490	163,835
Dabur India Ltd.	78,388	438,558
Dr. Reddy's Laboratories Ltd.	17,690	620,177
Eicher Motors Ltd.	2,057	871,332
GAIL India Ltd.	79,510	598,702
Glenmark Pharmaceuticals Ltd.	22,446	214,077
Godrej Consumer Products Ltd.	40,061	663,944
Grasim Industries Ltd.	51,097	932,585
Havells India Ltd.	39,191	322,080
HCL Technologies Ltd.	86,290	1,339,355
Hero Motocorp Ltd.	7,544	438,142
Hindalco Industries Ltd.	185,199	746,361
Hindustan Petroleum Corp. Ltd.	95,901	600,060
Hindustan Unilever Ltd.	102,600	2,210,436
Housing Development Finance Corp. Ltd.	239,365	7,367,365
ICICI Bank Ltd.	375,453	2,078,537
Idea Cellular Ltd. (b)	243,338	356,431
IDFC Bank Ltd.	224,053	200,224
Indiabulls Housing Finance Ltd.	49,612	1,085,711
Indian Oil Corp. Ltd.	93,625	615,132
Infosys Ltd.	281,456	5,083,560
Infosys Ltd. sponsored ADR (a)	2,400	43,224
ITC Ltd.	537,892	2,296,789
JSW Steel Ltd.	135,548	618,347
Larsen & Toubro Ltd.	75,942	1,692,446
LIC Housing Finance Ltd.	49,259	414,586
Lupin Ltd. (b)	34,405	478,373
Mahindra & Mahindra Financial Services Ltd. (b)	44,442	324,085
Mahindra & Mahindra Ltd.	119,293	1,432,135
Marico Ltd.	69,597	338,787
Maruti Suzuki India Ltd.	16,635	2,488,890
Motherson Sumi Systems Ltd.	101,122	581,977
Nestle India Ltd.	3,570	419,523
NTPC Ltd.	255,895	685,433
Oil & Natural Gas Corp. Ltd.	201,594	645,285
Petronet LNG Ltd.	69,040	276,714
Piramal Enterprises Ltd. (b)	12,553	541,738
Piramal Enterprises Ltd. rights 4/30/18 (b)	545	3,113
Power Finance Corp. Ltd.	109,146	200,570
Reliance Industries Ltd.	411,717	6,226,928
Rural Electrification Corp. Ltd.	109,868	268,793
Shree Cement Ltd.	1,282	347,050
Shriram Transport Finance Co. Ltd.	24,560	533,144
Siemens India Ltd.	11,988	245,541
State Bank of India	276,154	1,361,001
Sun Pharmaceutical Industries Ltd.	153,793	1,403,155
Tata Consultancy Services Ltd.	71,944	3,522,890
Tata Motors Ltd. (b)	251,101	1,571,106
Tata Motors Ltd. Class A (b)	62,904	222,232
Tata Power Co. Ltd.	175,698	246,021
Tata Steel Ltd. (c)	47,380	525,571
Tata Steel Ltd.:
rights 4/30/18 (b)	7,580	0
rights 4/30/18 (b)	3,790	0
Tech Mahindra Ltd.	75,745	730,100
Titan Co. Ltd. (b)	49,575	678,224
Ultratech Cemco Ltd.	14,095	971,748
United Spirits Ltd. (b)	9,110	470,922
UPL Ltd. (b)	54,986	650,601
Vakrangee Ltd.	65,049	373,295
Vedanta Ltd. (b)	229,571	1,229,303
Wipro Ltd.	174,686	837,426
Yes Bank Ltd.	270,125	1,506,172
Zee Entertainment Enterprises Ltd. (b)	85,444	798,114

TOTAL INDIA		77,791,218

Indonesia - 0.5%
PT Adaro Energy Tbk	2,170,100	397,113
PT AKR Corporindo Tbk	237,400	110,379
PT Astra International Tbk	3,147,000	1,997,946
PT Bank Central Asia Tbk	1,563,500	2,653,810
PT Bank Danamon Indonesia Tbk Series A	546,200	291,693
PT Bank Mandiri (Persero) Tbk	2,905,400	1,768,608
PT Bank Negara Indonesia (Persero) Tbk	1,199,900	842,444
PT Bank Rakyat Indonesia Tbk	8,793,100	2,430,031
PT Bank Tabungan Negara Tbk	600,000	164,021
PT Bumi Serpong Damai Tbk	1,543,700	209,847
PT Charoen Pokphand Indonesia Tbk	1,175,200	302,830
PT Gudang Garam Tbk	71,500	432,840
PT Hanjaya Mandala Sampoerna Tbk	1,449,200	530,387
PT Indocement Tunggal Prakarsa Tbk	275,300	448,261
PT Indofood CBP Sukses Makmur Tbk	390,000	254,155
PT Indofood Sukses Makmur Tbk	649,800	376,140
PT Jasa Marga Tbk	391,496	166,675
PT Kalbe Farma Tbk	3,319,700	412,839
PT Matahari Department Store Tbk	416,000	345,670
PT Pakuwon Jati Tbk	3,046,500	161,558
PT Perusahaan Gas Negara Tbk Series B	1,644,100	320,506
PT Semen Gresik (Persero) Tbk	467,000	388,920
PT Surya Citra Media Tbk	967,500	194,389
PT Telkomunikasi Indonesia Tbk Series B	7,986,600	2,379,995
PT Tower Bersama Infrastructure Tbk	311,600	143,133
PT Unilever Indonesia Tbk	245,500	997,513
PT United Tractors Tbk	263,800	766,465
PT Waskita Karya Persero Tbk	625,500	132,215
PT XL Axiata Tbk (b)	493,300	110,167

TOTAL INDONESIA		19,730,550

Ireland - 0.4%
AIB Group PLC	125,937	877,945
Bank Ireland Group PLC (b)	147,189	1,436,356
CRH PLC	131,621	4,888,168
CRH PLC sponsored ADR	800	29,912
DCC PLC (United Kingdom)	14,222	1,495,300
James Hardie Industries PLC CDI	71,043	1,248,545
Kerry Group PLC Class A	24,915	2,652,523
Paddy Power Betfair PLC (Ireland)	12,842	1,489,168
Ryanair Holdings PLC (b)	5,681	117,579
Ryanair Holdings PLC sponsored ADR (b)	3,807	467,157

TOTAL IRELAND		14,702,653

Isle of Man - 0.0%
Genting Singapore PLC	946,000	973,548
NEPI Rockcastle PLC	60,827	826,174

TOTAL ISLE OF MAN		1,799,722

Israel - 0.3%
Azrieli Group	6,457	351,783
Bank Hapoalim BM (Reg.)	165,693	1,240,438
Bank Leumi le-Israel BM	232,266	1,428,420
Bezeq The Israel Telecommunication Corp. Ltd.	330,110	544,946
Check Point Software Technologies Ltd. (a)(b)	20,697	2,140,277
Elbit Systems Ltd. (Israel)	3,779	570,682
Frutarom Industries Ltd.	6,208	647,569
Israel Chemicals Ltd.	77,470	326,459
Mizrahi Tefahot Bank Ltd.	23,255	453,124
NICE Systems Ltd.	8,912	813,653
NICE Systems Ltd. sponsored ADR	773	70,420
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	143,290	2,924,549

TOTAL ISRAEL		11,512,320

Italy - 1.3%
Assicurazioni Generali SpA	197,771	3,921,315
Atlantia SpA	71,538	2,369,664
Davide Campari-Milano SpA	89,294	710,632
Enel SpA	1,282,947	8,156,207
Eni SpA	402,543	7,246,671
Intesa Sanpaolo SpA	2,132,473	8,378,783
Intesa Sanpaolo SpA (Risparmio Shares)	145,343	554,344
Leonardo SpA	62,515	754,423
Luxottica Group SpA	27,110	1,743,506
Mediobanca SpA	92,443	1,123,853
Poste Italiane SpA (d)	81,538	674,620
Prysmian SpA	31,777	1,118,090
Recordati SpA	17,241	784,942
Snam Rete Gas SpA	361,244	1,757,681
Telecom Italia SpA (b)	1,777,745	1,599,743
Terna SpA	217,569	1,309,555
UniCredit SpA	316,572	6,974,887
UniCredit SpA rights 2/21/18 (b)	312,800	1,551
Unipolsai SpA	151,623	391,743

TOTAL ITALY		49,572,210

Japan - 16.2%
ABC-MART, Inc.	5,000	325,356
ACOM Co. Ltd. (b)	62,900	275,204
AEON Co. Ltd.	96,800	1,652,591
AEON Financial Service Co. Ltd.	18,600	465,336
AEON MALL Co. Ltd.	17,270	380,549
Air Water, Inc.	22,500	482,823
Aisin Seiki Co. Ltd.	28,100	1,644,738
Ajinomoto Co., Inc.	86,500	1,645,393
Alfresa Holdings Corp.	29,300	713,159
All Nippon Airways Ltd.	18,000	734,311
Alps Electric Co. Ltd.	31,400	907,385
Amada Holdings Co. Ltd.	52,000	773,478
Aozora Bank Ltd.	19,400	787,977
Asahi Glass Co. Ltd.	32,000	1,409,134
Asahi Group Holdings	60,700	3,066,716
Asahi Kasei Corp.	198,300	2,601,694
Asics Corp.	24,200	399,555
Astellas Pharma, Inc.	328,100	4,314,912
Bandai Namco Holdings, Inc.	30,900	1,011,217
Bank of Kyoto Ltd.	9,900	557,802
Benesse Holdings, Inc.	11,600	437,093
Bridgestone Corp.	102,700	5,012,382
Brother Industries Ltd.	36,900	947,920
Calbee, Inc.	13,400	473,446
Canon, Inc.	168,300	6,715,171
Casio Computer Co. Ltd.	32,100	488,814
Central Japan Railway Co.	22,800	4,331,103
Chiba Bank Ltd.	110,000	957,627
Chubu Electric Power Co., Inc.	100,300	1,263,978
Chugai Pharmaceutical Co. Ltd.	35,400	1,870,968
Chugoku Electric Power Co., Inc.	45,800	507,364
Coca-Cola West Co. Ltd.	19,000	673,097
Concordia Financial Group Ltd.	189,300	1,154,298
Credit Saison Co. Ltd.	25,100	458,582
CYBERDYNE, Inc. (a)(b)	14,700	254,776
Dai Nippon Printing Co. Ltd.	41,200	921,290
Dai-ichi Mutual Life Insurance Co.	170,800	3,601,762
Daicel Chemical Industries Ltd.	44,800	544,771
Daifuku Co. Ltd.	15,900	1,070,558
Daiichi Sankyo Kabushiki Kaisha	89,300	2,998,137
Daikin Industries Ltd.	39,400	4,754,035
Dainippon Sumitomo Pharma Co. Ltd.	26,800	395,629
Daito Trust Construction Co. Ltd.	11,000	1,927,904
Daiwa House Industry Co. Ltd.	89,900	3,560,812
Daiwa House REIT Investment Corp.	225	553,086
Daiwa Securities Group, Inc.	256,000	1,842,825
DeNA Co. Ltd.	15,700	340,987
DENSO Corp.	75,200	4,727,510
Dentsu, Inc.	34,500	1,547,995
Disco Corp.	4,600	1,084,851
Don Quijote Holdings Co. Ltd.	18,700	1,036,094
East Japan Railway Co.	51,700	5,160,422
Eisai Co. Ltd.	42,000	2,390,260
Electric Power Development Co. Ltd.	22,700	647,082
FamilyMart Co. Ltd.	13,100	881,036
Fanuc Corp.	30,600	8,305,404
Fast Retailing Co. Ltd.	8,400	3,759,701
Fuji Electric Co. Ltd.	89,000	734,796
Fujifilm Holdings Corp.	64,900	2,501,696
Fujitsu Ltd.	311,000	2,296,302
Fukuoka Financial Group, Inc.	119,000	692,441
Hakuhodo DY Holdings, Inc.	35,600	536,021
Hamamatsu Photonics K.K.	22,800	846,001
Hankyu Hanshin Holdings, Inc.	38,500	1,555,463
Hikari Tsushin, Inc.	3,500	510,149
Hino Motors Ltd.	41,500	551,874
Hirose Electric Co. Ltd.	5,065	762,630
Hisamitsu Pharmaceutical Co., Inc.	9,900	678,511
Hitachi Chemical Co. Ltd.	16,500	422,674
Hitachi Construction Machinery Co. Ltd.	16,400	737,665
Hitachi High-Technologies Corp.	11,400	538,266
Hitachi Ltd.	762,000	6,080,607
Hitachi Metals Ltd.	32,300	440,732
Honda Motor Co. Ltd.	271,300	9,567,604
Hoshizaki Corp.	8,400	796,912
Hoya Corp.	62,000	3,184,507
Hulic Co. Ltd.	47,500	603,891
Idemitsu Kosan Co. Ltd.	20,900	784,557
IHI Corp.	24,600	826,284
Iida Group Holdings Co. Ltd.	24,000	476,289
INPEX Corp.	150,300	1,960,142
Isetan Mitsukoshi Holdings Ltd.	52,500	630,706
Isuzu Motors Ltd.	88,000	1,490,194
Itochu Corp.	237,000	4,663,377
J. Front Retailing Co. Ltd.	37,700	692,939
Japan Airlines Co. Ltd.	18,700	706,626
Japan Airport Terminal Co. Ltd.	7,400	287,488
Japan Exchange Group, Inc.	83,000	1,498,791
Japan Post Bank Co. Ltd.	64,100	867,602
Japan Post Holdings Co. Ltd.	247,500	2,958,671
Japan Prime Realty Investment Corp.	137	484,262
Japan Real Estate Investment Corp.	202	1,042,185
Japan Retail Fund Investment Corp.	412	822,339
Japan Tobacco, Inc.	173,500	5,749,756
JFE Holdings, Inc.	82,600	1,963,769
JGC Corp.	32,600	708,509
JSR Corp.	30,700	729,742
JTEKT Corp.	35,000	628,456
JX Holdings, Inc.	483,500	3,218,950
Kajima Corp.	144,000	1,429,644
Kakaku.com, Inc.	21,500	377,746
Kamigumi Co. Ltd.	19,700	433,588
Kaneka Corp.	42,000	390,959
Kansai Electric Power Co., Inc.	112,700	1,404,322
Kansai Paint Co. Ltd.	31,900	789,043
Kao Corp.	78,100	5,427,066
Kawasaki Heavy Industries Ltd.	23,300	964,800
KDDI Corp.	285,500	7,245,505
Keihan Electric Railway Co., Ltd.	15,000	475,526
Keihin Electric Express Railway Co. Ltd.	37,100	733,245
Keio Corp.	18,100	861,853
Keisei Electric Railway Co.	21,400	726,720
Keyence Corp.	15,320	9,362,166
Kikkoman Corp.	23,200	963,263
Kintetsu Group Holdings Co. Ltd.	28,000	1,108,631
Kirin Holdings Co. Ltd.	138,100	3,459,422
Kobe Steel Ltd. (b)	51,000	531,036
Koito Manufacturing Co. Ltd.	18,100	1,278,549
Komatsu Ltd.	145,700	5,726,374
Konami Holdings Corp.	14,700	847,067
Konica Minolta, Inc.	76,300	763,778
Kose Corp.	4,700	811,686
Kubota Corp.	167,600	3,425,330
Kuraray Co. Ltd.	54,900	1,031,203
Kurita Water Industries Ltd.	16,000	525,255
Kyocera Corp.	50,400	3,364,484
Kyowa Hakko Kirin Co., Ltd.	41,600	811,556
Kyushu Electric Power Co., Inc.	68,000	747,559
Kyushu Financial Group, Inc.	53,200	319,646
Kyushu Railway Co.	25,600	823,327
Lawson, Inc.	8,200	556,087
LINE Corp. (b)	7,000	312,912
Lion Corp.	36,000	675,495
LIXIL Group Corp.	41,200	1,160,959
M3, Inc.	33,100	1,213,375
Mabuchi Motor Co. Ltd.	7,900	470,071
Makita Corp.	35,700	1,686,616
Marubeni Corp.	261,800	1,968,985
Marui Group Co. Ltd.	30,300	553,834
Maruichi Steel Tube Ltd.	8,900	267,865
Mazda Motor Corp.	88,100	1,240,952
McDonald's Holdings Co. (Japan) Ltd.	11,100	499,818
Mebuki Financial Group, Inc.	159,640	728,822
Medipal Holdings Corp.	27,500	536,805
Meiji Holdings Co. Ltd.	19,400	1,627,108
Minebea Mitsumi, Inc.	61,300	1,395,157
Misumi Group, Inc.	44,900	1,359,409
Mitsubishi Chemical Holdings Corp.	225,400	2,458,281
Mitsubishi Corp.	237,900	6,667,235
Mitsubishi Electric Corp.	305,200	5,616,943
Mitsubishi Estate Co. Ltd.	198,500	3,818,099
Mitsubishi Gas Chemical Co., Inc.	28,000	793,682
Mitsubishi Heavy Industries Ltd.	50,800	1,916,936
Mitsubishi Materials Corp.	17,800	662,646
Mitsubishi Motors Corp. of Japan	107,500	799,906
Mitsubishi Tanabe Pharma Corp.	35,800	728,076
Mitsubishi UFJ Financial Group, Inc.	1,882,700	14,235,797
Mitsubishi UFJ Lease & Finance Co. Ltd.	73,500	476,359
Mitsui & Co. Ltd.	270,500	4,759,307
Mitsui Chemicals, Inc.	29,000	914,367
Mitsui Fudosan Co. Ltd.	141,600	3,729,155
Mitsui OSK Lines Ltd.	17,900	644,832
mixi, Inc.	6,500	287,015
Mizuho Financial Group, Inc.	3,803,000	7,209,546
MS&AD Insurance Group Holdings, Inc.	74,800	2,555,095
Murata Manufacturing Co. Ltd.	30,200	4,466,069
Nabtesco Corp.	17,800	846,369
Nagoya Railroad Co. Ltd.	29,700	784,019
NEC Corp.	40,400	1,221,495
New Hampshire Foods Ltd.	29,000	698,547
Nexon Co. Ltd. (b)	31,900	1,065,823
NGK Insulators Ltd.	41,300	844,982
NGK Spark Plug Co. Ltd.	25,000	662,015
Nidec Corp.	37,600	6,051,487
Nikon Corp.	52,700	1,027,730
Nintendo Co. Ltd.	17,900	8,107,175
Nippon Building Fund, Inc.	216	1,158,791
Nippon Electric Glass Co. Ltd.	12,900	533,380
Nippon Express Co. Ltd.	12,300	886,351
Nippon Paint Holdings Co. Ltd.	25,400	912,981
Nippon Prologis REIT, Inc.	288	661,148
Nippon Steel & Sumitomo Metal Corp.	119,170	3,041,476
Nippon Telegraph & Telephone Corp.	109,000	5,219,430
Nippon Yusen KK (b)	25,500	641,053
Nissan Chemical Industries Co. Ltd.	18,600	760,503
Nissan Motor Co. Ltd.	368,300	3,945,419
Nisshin Seifun Group, Inc.	31,095	625,084
Nissin Food Holdings Co. Ltd.	9,000	667,766
Nitori Holdings Co. Ltd.	12,700	2,026,339
Nitto Denko Corp.	26,000	2,388,878
NKSJ Holdings, Inc.	55,650	2,234,575
NOK Corp.	14,300	333,604
Nomura Holdings, Inc.	576,700	3,764,960
Nomura Real Estate Holdings, Inc.	20,200	483,944
Nomura Real Estate Master Fund, Inc.	591	822,717
Nomura Research Institute Ltd.	20,702	955,814
NSK Ltd.	60,000	995,085
NTT Data Corp.	98,900	1,167,552
NTT DOCOMO, Inc.	215,000	5,342,195
Obayashi Corp.	101,000	1,219,428
OBIC Co. Ltd.	10,100	789,368
Odakyu Electric Railway Co. Ltd.	45,700	1,009,406
Oji Holdings Corp.	140,000	961,894
Olympus Corp.	46,300	1,783,663
OMRON Corp.	30,400	1,905,420
Ono Pharmaceutical Co. Ltd.	65,700	1,623,266
Oracle Corp. Japan	5,900	476,535
Oriental Land Co. Ltd.	34,700	3,391,679
ORIX Corp.	210,200	3,937,400
Osaka Gas Co. Ltd.	58,300	1,159,747
Otsuka Corp.	8,300	698,761
Otsuka Holdings Co. Ltd.	61,500	2,731,992
Panasonic Corp.	349,000	5,181,674
Park24 Co. Ltd. (a)	16,800	420,252
Pola Orbis Holdings, Inc.	14,800	579,376
Rakuten, Inc.	149,200	1,350,242
Recruit Holdings Co. Ltd.	174,100	4,251,671
Renesas Electronics Corp. (b)	78,500	925,062
Resona Holdings, Inc.	348,700	2,111,697
Ricoh Co. Ltd.	114,300	1,126,643
Rinnai Corp.	5,600	528,742
ROHM Co. Ltd.	15,000	1,652,482
Ryohin Keikaku Co. Ltd.	3,700	1,237,457
Sankyo Co. Ltd. (Gunma)	7,100	230,683
Santen Pharmaceutical Co. Ltd.	58,100	943,399
SBI Holdings, Inc. Japan	32,730	795,676
Secom Co. Ltd.	33,100	2,536,929
Sega Sammy Holdings, Inc.	26,400	369,520
Seibu Holdings, Inc.	34,400	689,508
Seiko Epson Corp.	45,200	1,101,009
Sekisui Chemical Co. Ltd.	62,100	1,187,378
Sekisui House Ltd.	93,700	1,721,584
Seven & i Holdings Co. Ltd.	119,100	4,914,044
Seven Bank Ltd.	90,400	334,123
Sharp Corp. (a)(b)	23,500	879,697
Shimadzu Corp.	40,700	1,033,850
Shimamura Co. Ltd.	3,300	387,965
SHIMANO, Inc.	11,800	1,691,393
SHIMIZU Corp.	85,500	879,462
Shin-Etsu Chemical Co. Ltd.	61,400	7,025,139
Shinsei Bank Ltd.	26,100	456,347
Shionogi & Co. Ltd.	46,700	2,584,871
Shiseido Co. Ltd.	59,600	3,060,886
Shizuoka Bank Ltd.	80,000	855,484
Showa Shell Sekiyu K.K.	29,000	412,268
SMC Corp.	9,000	4,435,505
SoftBank Corp.	130,200	10,818,047
Sohgo Security Services Co., Ltd.	11,400	620,253
Sony Corp.	199,600	9,573,030
Sony Financial Holdings, Inc.	26,300	483,730
Stanley Electric Co. Ltd.	22,800	928,073
Start Today Co. Ltd.	29,300	865,736
Subaru Corp.	96,600	3,217,601
Sumco Corp.	37,800	1,028,777
Sumitomo Chemical Co. Ltd.	249,000	1,832,131
Sumitomo Corp.	186,700	3,228,156
Sumitomo Electric Industries Ltd.	119,400	2,043,548
Sumitomo Heavy Industries Ltd.	18,200	834,636
Sumitomo Metal Mining Co. Ltd.	39,300	1,845,274
Sumitomo Mitsui Financial Group, Inc.	212,100	9,552,126
Sumitomo Mitsui Trust Holdings, Inc.	52,400	2,181,880
Sumitomo Realty & Development Co. Ltd.	56,000	2,160,506
Sumitomo Rubber Industries Ltd.	27,800	541,486
Sundrug Co. Ltd.	11,800	507,840
Suntory Beverage & Food Ltd.	21,500	1,031,197
Suzuken Co. Ltd.	11,530	491,477
Suzuki Motor Corp.	54,700	3,141,699
Sysmex Corp.	24,800	1,952,197
T&D Holdings, Inc.	84,000	1,506,138
Taiheiyo Cement Corp.	19,400	823,318
Taisei Corp.	32,800	1,674,131
Taisho Pharmaceutical Holdings Co. Ltd.	4,700	382,817
Taiyo Nippon Sanso Corp.	20,800	323,326
Takashimaya Co. Ltd.	46,000	478,649
Takeda Pharmaceutical Co. Ltd.	112,200	6,571,981
TDK Corp.	20,500	1,897,678
Teijin Ltd.	29,100	645,193
Temp Holdings Co., Ltd.	27,400	684,600
Terumo Corp.	50,800	2,486,389
The Hachijuni Bank Ltd.	68,000	404,340
The Suruga Bank Ltd.	26,900	545,375
THK Co. Ltd.	18,900	789,596
Tobu Railway Co. Ltd.	30,300	1,021,520
Toho Co. Ltd.	17,900	606,920
Toho Gas Co. Ltd.	11,000	322,988
Tohoku Electric Power Co., Inc.	70,300	909,872
Tokio Marine Holdings, Inc.	106,800	5,049,708
Tokyo Electric Power Co., Inc. (b)	225,400	915,268
Tokyo Electron Ltd.	24,800	4,678,330
Tokyo Gas Co. Ltd.	62,200	1,484,134
Tokyo Tatemono Co. Ltd.	34,100	549,785
Tokyu Corp.	82,600	1,385,479
Tokyu Fudosan Holdings Corp.	83,300	659,531
Toppan Printing Co. Ltd.	83,000	782,403
Toray Industries, Inc.	231,800	2,312,414
Toshiba Corp. (b)	1,023,000	2,927,437
Tosoh Corp.	45,400	1,045,212
Toto Ltd.	22,800	1,309,093
Toyo Seikan Group Holdings Ltd.	24,600	398,778
Toyo Suisan Kaisha Ltd.	14,100	573,756
Toyoda Gosei Co. Ltd.	10,100	268,793
Toyota Industries Corp.	25,900	1,693,094
Toyota Motor Corp.	411,982	28,384,485
Toyota Tsusho Corp.	34,000	1,381,801
Trend Micro, Inc.	19,300	1,044,768
Tsuruha Holdings, Inc.	5,900	823,990
Unicharm Corp.	64,200	1,719,634
United Urban Investment Corp.	489	773,279
USS Co. Ltd.	35,100	786,114
West Japan Railway Co.	26,000	1,955,774
Yahoo! Japan Corp.	229,800	1,108,412
Yakult Honsha Co. Ltd.	14,100	1,183,754
Yamada Denki Co. Ltd.	101,100	600,348
Yamaguchi Financial Group, Inc.	30,000	352,692
Yamaha Corp.	26,000	1,075,163
Yamaha Motor Co. Ltd.	44,600	1,490,087
Yamato Holdings Co. Ltd.	56,200	1,451,357
Yamazaki Baking Co. Ltd.	20,000	394,585
Yaskawa Electric Corp.	39,800	2,059,798
Yokogawa Electric Corp.	35,300	753,085
Yokohama Rubber Co. Ltd.	18,400	469,738

TOTAL JAPAN		600,388,015

Korea (South) - 3.5%
AMOREPACIFIC Corp.	5,155	1,443,195
AMOREPACIFIC Group, Inc.	4,472	593,594
BGF Retail Co. Ltd. (b)	1,469	302,095
BGFretail Co. Ltd.	2,286	32,801
BS Financial Group, Inc.	39,011	386,538
Celltrion Healthcare Co. Ltd. (b)	5,389	690,126
Celltrion, Inc.	12,885	3,802,406
Cheil Industries, Inc.	12,138	1,611,146
Cheil Worldwide, Inc.	12,069	239,734
CJ CheilJedang Corp.	1,220	408,835
CJ Corp.	2,485	427,409
CJ E&M Corp.	3,167	267,618
Coway Co. Ltd.	8,019	713,603
Daelim Industrial Co.	4,192	318,575
Daewoo Engineering & Construction Co. Ltd. (b)	23,819	138,043
Db Insurance Co. Ltd.	8,154	551,834
DGB Financial Group Co. Ltd.	27,209	315,380
Dong Suh Companies, Inc.	6,125	167,468
Doosan Bobcat, Inc.	5,211	180,228
Doosan Heavy Industries & Construction Co. Ltd.	8,270	131,418
E-Mart Co. Ltd.	3,230	878,608
GS Engineering & Construction Corp. (b)	7,709	239,601
GS Holdings Corp.	8,223	533,444
GS Retail Co. Ltd.	4,424	161,073
Hana Financial Group, Inc.	47,064	2,292,060
Hankook Tire Co. Ltd.	11,610	580,611
Hanmi Pharm Co. Ltd.	972	542,425
Hanmi Science Co. Ltd.	1,766	173,332
Hanon Systems	28,945	353,088
Hanssem Co. Ltd.	1,683	268,230
Hanwha Chemical Corp.	17,632	580,155
Hanwha Corp.	7,065	310,721
Hanwha Life Insurance Co. Ltd.	38,491	270,208
Hanwha Techwin Co. Ltd. (b)	5,725	180,078
Hotel Shilla Co.	5,079	441,530
Hyosung Corp.	3,118	393,468
Hyundai Department Store Co. Ltd.	2,495	242,551
Hyundai Engineering & Construction Co. Ltd.	12,168	487,951
Hyundai Fire & Marine Insurance Co. Ltd.	9,587	415,367
Hyundai Glovis Co. Ltd.	2,786	363,291
Hyundai Heavy Industries Co. Ltd. (b)	4,894	635,884
Hyundai Heavy Industries Co. Ltd. rights 3/9/18 (b)	864	26,652
Hyundai Industrial Development & Construction Co.	9,065	375,380
Hyundai Mobis	10,800	2,498,610
Hyundai Motor Co.	23,992	3,633,130
Hyundai Robotics Co. Ltd.	1,535	655,728
Hyundai Steel Co.	12,416	661,540
Hyundai Wia Corp.	2,960	171,270
Industrial Bank of Korea	40,014	622,767
ING Life Insurance Korea Ltd. (d)	5,067	277,081
Kakao Corp.	5,393	705,761
Kangwon Land, Inc.	18,476	560,431
KB Financial Group, Inc.	62,456	3,920,590
KCC Corp.	890	349,829
KEPCO Plant Service & Engineering Co. Ltd.	3,621	141,821
Kia Motors Corp.	40,867	1,323,657
Korea Aerospace Industries Ltd.	10,843	533,132
Korea Electric Power Corp.	40,111	1,339,347
Korea Express Co. Ltd. (b)	1,201	162,784
Korea Gas Corp. (b)	4,796	221,241
Korea Investment Holdings Co. Ltd.	5,971	487,818
Korea Zinc Co. Ltd.	1,345	647,484
Korean Air Lines Co. Ltd. (b)	6,793	244,785
KT Corp.	2,367	65,400
KT Corp. sponsored ADR (a)	4,762	71,192
KT&G Corp.	18,630	1,854,650
Kumho Petro Chemical Co. Ltd.	2,901	279,309
LG Chemical Ltd.	7,181	2,899,800
LG Corp.	14,682	1,222,820
LG Display Co. Ltd.	35,995	1,079,234
LG Electronics, Inc.	16,963	1,625,272
LG Household & Health Care Ltd.	1,461	1,607,408
LG Innotek Co. Ltd.	2,148	251,987
Lotte Chemical Corp.	2,447	960,689
Lotte Confectionery Co. Ltd.	4,431	289,106
Lotte Shopping Co. Ltd.	1,839	415,144
Medy-Tox, Inc.	633	359,755
Mirae Asset Daewoo Co. Ltd.	59,062	621,098
Mirae Asset Daewoo Co. Ltd. rights 2/22/18 (b)(c)	11,691	3,312
NAVER Corp.	4,404	3,746,176
NCSOFT Corp.	2,710	1,119,672
Netmarble Games Corp. (d)	2,742	445,981
Oci Co. Ltd.	2,582	407,889
Orion Corp./Republic of Korea	3,670	401,376
Ottogi Corp.	162	116,602
POSCO	11,753	4,184,509
Posco Daewoo Corp.	5,780	130,210
S-Oil Corp.	6,959	800,113
S1 Corp.	2,507	232,938
Samsung Biologics Co. Ltd. (b)(d)	2,599	1,065,308
Samsung Card Co. Ltd.	4,187	152,444
Samsung Electro-Mechanics Co. Ltd.	8,647	860,824
Samsung Electronics Co. Ltd.	15,404	35,925,556
Samsung Fire & Marine Insurance Co. Ltd.	4,939	1,334,247
Samsung Heavy Industries Co. Ltd. (b)	37,526	322,365
Samsung Life Insurance Co. Ltd.	10,833	1,306,285
Samsung SDI Co. Ltd.	8,755	1,612,211
Samsung SDS Co. Ltd.	5,423	1,300,249
Samsung Securities Co. Ltd.	9,855	401,185
Shinhan Financial Group Co. Ltd.	67,274	3,333,810
Shinsegae Co. Ltd.	1,126	361,021
SillaJen, Inc. (b)	8,213	813,012
SK C&C Co. Ltd.	5,075	1,510,932
SK Energy Co. Ltd.	10,351	1,978,678
SK Hynix, Inc.	92,137	6,330,250
SK Networks Co. Ltd.	27,926	169,676
SK Telecom Co. Ltd.	3,260	808,059
STX Pan Ocean Co. Ltd. (Korea) (b)	34,771	195,665
Woori Bank	57,627	907,665
Woori Investment & Securities Co. Ltd.	21,435	336,614
Yuhan Corp.	1,353	294,682

TOTAL KOREA (SOUTH)		129,138,940

Luxembourg - 0.2%
ArcelorMittal SA (Netherlands) (b)	105,207	3,817,362
Eurofins Scientific SA	1,787	1,164,791
Millicom International Cellular SA (depository receipt)	10,131	755,335
PLAY Communications SA (b)(d)	19,517	198,355
RTL Group SA	6,397	542,452
SES SA (France) (depositary receipt)	56,546	882,473
Tenaris SA	74,208	1,296,238

TOTAL LUXEMBOURG		8,657,006

Malaysia - 0.6%
AirAsia Bhd	231,400	245,577
Alliance Bank Malaysia Bhd	177,500	197,020
AMMB Holdings Bhd	289,100	357,206
Astro Malaysia Holdings Bhd (d)	206,800	137,831
Axiata Group Bhd	408,479	595,808
British American Tobacco (Malaysia) Bhd	24,300	212,913
Bumiputra-Commerce Holdings Bhd	705,215	1,310,641
Dialog Group Bhd	494,922	324,789
DiGi.com Bhd	491,200	623,286
Felda Global Ventures Holdings Bhd (d)	279,200	143,859
Gamuda Bhd	287,900	377,864
Genting Bhd	364,100	898,816
Genting Malaysia Bhd	464,200	655,663
Genting Plantations Bhd	29,300	75,259
Hap Seng Consolidated Bhd	108,900	271,343
Hartalega Holdings Bhd	107,300	324,568
Hong Leong Bank Bhd	103,000	491,105
Hong Leong Credit Bhd	31,400	149,393
IHH Healthcare Bhd	334,900	515,957
IJM Corp. Bhd	434,000	343,773
IOI Corp. Bhd	338,900	407,445
IOI Properties Group Bhd	295,950	150,972
Kuala Lumpur Kepong Bhd	74,200	479,704
Malayan Banking Bhd	665,972	1,724,255
Malaysia Airports Holdings Bhd	137,802	319,689
Maxis Bhd	294,900	459,624
MISC Bhd	210,000	406,434
Nestle (Malaysia) BHD	9,600	278,821
Petronas Chemicals Group Bhd	372,000	776,232
Petronas Dagangan Bhd	36,400	229,728
Petronas Gas Bhd	112,800	517,590
PPB Group Bhd	76,500	342,397
Press Metal Bhd	208,600	309,077
Public Bank Bhd	461,000	2,597,483
RHB Capital Bhd	139,674	194,777
RHB Capital Bhd (b)(c)	46,292	0
SapuraKencana Petroleum Bhd	513,400	99,364
Sime Darby Bhd	348,985	273,749
Sime Darby Plantation Bhd (b)	384,585	542,224
Sime Darby Property Bhd (b)	348,985	141,347
SP Setia Bhd	181,500	144,698
Telekom Malaysia Bhd	170,226	268,365
Tenaga Nasional Bhd	530,200	2,144,721
UMW Holdings Bhd (b)	65,100	113,812
Westports Holdings Bhd	180,100	161,587
YTL Corp. Bhd	754,622	295,968
YTL Power International Bhd	241,587	77,412

TOTAL MALAYSIA		21,710,146

Malta - 0.0%
Brait SA	50,979	166,111
Mauritius - 0.0%
Golden Agri-Resources Ltd.	1,101,900	319,197
Mexico - 0.7%
Alfa SA de CV Series A	474,700	595,806
America Movil S.A.B. de CV Series L	5,332,000	4,996,310
Banco Santander Mexico SA	296,500	466,772
CEMEX S.A.B. de CV unit	2,315,494	1,925,872
Coca-Cola FEMSA S.A.B. de CV Series L	77,900	595,433
Compartamos S.A.B. de CV (a)	130,800	118,559
El Puerto de Liverpool S.A.B. de CV Class C	32,670	241,816
Embotelladoras Arca S.A.B. de CV	67,400	489,066
Fibra Uno Administracion SA de CV	460,700	725,021
Fomento Economico Mexicano S.A.B. de CV unit	306,900	2,993,189
Gruma S.A.B. de CV Series B	32,605	389,436
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	56,200	587,584
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	32,250	627,646
Grupo Bimbo S.A.B. de CV Series A	256,400	625,441
Grupo Carso SA de CV Series A1	71,600	268,600
Grupo Financiero Banorte S.A.B. de CV Series O	395,600	2,541,720
Grupo Financiero Inbursa S.A.B. de CV Series O	358,700	634,652
Grupo Lala S.A.B. de CV	95,500	152,755
Grupo Mexico SA de CV Series B	607,524	2,153,717
Grupo Televisa SA de CV	390,000	1,613,916
Industrias Penoles SA de CV	23,145	536,414
Infraestructura Energetica Nova S.A.B. de CV	89,200	464,937
Kimberly-Clark de Mexico SA de CV Series A	230,000	431,905
Mexichem S.A.B. de CV	161,537	457,833
Promotora y Operadora de Infraestructura S.A.B. de CV	34,905	357,794
Wal-Mart de Mexico SA de CV Series V	829,700	2,079,182

TOTAL MEXICO		27,071,376

Multi-National - 0.0%
HK Electric Investments & HK Electric Investments Ltd. unit	398,500	368,309
HKT Trust/HKT Ltd. unit	613,860	765,103

TOTAL MULTI-NATIONAL		1,133,412

Netherlands - 3.1%
ABN AMRO Group NV GDR	66,867	2,265,581
AEGON NV	279,827	1,912,197
AerCap Holdings NV (b)	21,853	1,182,247
Airbus Group NV	91,707	10,546,185
Akzo Nobel NV	39,579	3,706,087
Altice NV:
Class A (a)(b)	69,429	746,144
Class B (b)	15,047	161,502
ASML Holding NV (Netherlands)	61,279	12,423,622
CNH Industrial NV	161,043	2,382,320
EXOR NV	17,433	1,346,686
Ferrari NV	19,335	2,305,476
Fiat Chrysler Automobiles NV	170,244	4,113,614
Heineken Holding NV	18,271	1,939,513
Heineken NV (Bearer)	40,949	4,604,091
ING Groep NV (Certificaten Van Aandelen)	614,018	12,056,413
Koninklijke Ahold Delhaize NV	202,541	4,518,822
Koninklijke Boskalis Westminster NV	13,753	548,792
Koninklijke DSM NV	28,520	2,946,737
Koninklijke KPN NV	540,996	1,895,788
Koninklijke Philips Electronics NV	148,430	6,049,974
NN Group NV	48,146	2,271,475
NXP Semiconductors NV (b)	54,578	6,566,825
QIAGEN NV (Germany)	33,613	1,124,266
Randstad Holding NV	18,462	1,303,775
RELX NV	151,403	3,367,561
Steinhoff International Holdings NV (South Africa)	447,809	258,564
STMicroelectronics NV (France)	100,057	2,389,350
Unilever NV (Certificaten Van Aandelen) (Bearer)	257,292	14,851,444
Vopak NV	11,377	514,013
Wolters Kluwer NV	47,625	2,520,662

TOTAL NETHERLANDS		112,819,726

New Zealand - 0.1%
Auckland International Airport Ltd.	147,668	728,576
Fisher & Paykel Healthcare Corp.	87,895	864,736
Fletcher Building Ltd.	108,137	622,391
Mercury Nz Ltd.	113,454	288,454
Meridian Energy Ltd.	192,806	412,056
Ryman Healthcare Group Ltd.	64,542	520,828
Spark New Zealand Ltd.	291,651	771,607

TOTAL NEW ZEALAND		4,208,648

Norway - 0.5%
DNB ASA	153,340	3,110,998
Gjensidige Forsikring ASA	31,950	602,619
Marine Harvest ASA	67,237	1,163,950
Norsk Hydro ASA	214,479	1,563,611
Orkla ASA	130,832	1,361,458
Schibsted ASA (B Shares)	15,152	456,983
Statoil ASA	181,997	4,264,430
Telenor ASA	117,705	2,756,003
Yara International ASA	27,623	1,327,598

TOTAL NORWAY		16,607,650

Pakistan - 0.0%
Habib Bank Ltd.	103,900	182,407
Lucky Cement Ltd.	17,200	95,748
MCB Bank Ltd.	74,000	151,710
Oil & Gas Development Co. Ltd.	88,300	131,505
United Bank Ltd.	90,100	157,861

TOTAL PAKISTAN		719,231

Papua New Guinea - 0.0%
Oil Search Ltd. ADR	220,516	1,345,127
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	28,850	445,156
Philippines - 0.3%
Aboitiz Equity Ventures, Inc.	321,620	480,787
Aboitiz Power Corp.	242,200	193,289
Alliance Global Group, Inc. (b)	629,400	187,932
Ayala Corp.	39,995	817,416
Ayala Land, Inc.	1,149,700	990,253
Bank of the Philippine Islands (BPI)	116,221	269,655
BDO Unibank, Inc.	303,954	905,206
DMCI Holdings, Inc.	690,550	193,556
Globe Telecom, Inc.	5,730	211,912
GT Capital Holdings, Inc.	14,050	367,830
International Container Terminal Services, Inc.	87,350	192,978
JG Summit Holdings, Inc.	464,740	692,022
Jollibee Food Corp.	65,660	363,990
Manila Electric Co.	32,200	212,222
Megaworld Corp.	1,917,100	184,713
Metro Pacific Investments Corp.	2,164,600	272,181
Metropolitan Bank & Trust Co.	105,256	203,853
Philippine Long Distance Telephone Co.	14,290	435,532
Robinsons Land Corp.	210,300	85,553
Robinsons Land Corp. rights 2/8/18 (b)	56,506	2,970
Security Bank Corp.	35,420	169,602
SM Investments Corp.	37,333	744,843
SM Prime Holdings, Inc.	1,346,700	967,265
Universal Robina Corp.	146,010	458,422

TOTAL PHILIPPINES		9,603,982

Poland - 0.3%
Alior Bank SA (b)	14,624	373,753
Bank Handlowy w Warszawie SA	4,556	115,350
Bank Millennium SA (b)	101,860	291,994
Bank Polska Kasa Opieki SA	24,249	985,066
Bank Zachodni WBK SA	5,543	695,899
BRE Bank SA (b)	2,269	345,905
CD Projekt RED SA	11,095	384,713
Cyfrowy Polsat SA	32,645	234,782
Dino Polska SA (b)(d)	7,118	177,663
Grupa Lotos SA	15,172	269,390
Jastrzebska Spolka Weglowa SA (b)	8,429	244,702
KGHM Polska Miedz SA (Bearer)	21,941	721,769
LPP SA	212	616,596
NG2 SA	4,290	369,063
Polish Oil & Gas Co. SA	263,575	516,845
Polska Grupa Energetyczna SA (b)	138,765	493,189
Polski Koncern Naftowy Orlen SA	47,878	1,552,808
Powszechna Kasa Oszczednosci Bank SA (b)	149,233	2,036,820
Powszechny Zaklad Ubezpieczen SA	94,200	1,287,950
Tauron Polska Energia SA (b)	190,932	172,931
Telekomunikacja Polska SA (b)	111,001	203,395
Zaklady Azotowe w Tarnowie-Moscicach SA	5,913	124,962

TOTAL POLAND		12,215,545

Portugal - 0.1%
Banco Espirito Santo SA (Reg.) (b)(c)	82,039	1
Energias de Portugal SA	367,955	1,292,385
Galp Energia SGPS SA Class B	79,971	1,526,056
Jeronimo Martins SGPS SA	39,966	851,227

TOTAL PORTUGAL		3,669,669

Qatar - 0.1%
Barwa Real Estate Co. (b)	12,752	133,089
Doha Bank (b)	24,246	219,419
Ezdan Holding Group (b)	132,153	420,305
Industries Qatar QSC (b)	23,508	707,629
Masraf al Rayan (b)	56,706	629,201
Qatar Electricity & Water Co. (b)	4,576	243,882
Qatar Gas Transport Co. Ltd. (Nakilat) (b)	46,069	237,114
Qatar Insurance Co. SAQ	20,504	287,202
Qatar Islamic Bank (b)	9,609	258,923
Qatar National Bank SAQ	36,648	1,360,838
Qatar Telecom (Qtel) Q.S.C. (b)	13,267	347,981
The Commercial Bank of Qatar	33,573	258,183

TOTAL QATAR		5,103,766

Russia - 0.8%
Alrosa Co. Ltd.	390,601	566,309
Gazprom OAO	1,062,022	2,708,470
Gazprom OAO sponsored ADR (Reg. S)	312,888	1,573,827
Inter Rao Ues JSC	4,940,000	333,065
Lukoil PJSC	39,274	2,599,772
Lukoil PJSC sponsored ADR	27,960	1,845,919
Magnit OJSC GDR (Reg. S)	56,698	1,275,705
Magnitogorsk Iron & Steel Works PJSC	347,800	282,197
MMC Norilsk Nickel PJSC	6,586	1,360,008
MMC Norilsk Nickel PJSC sponsored ADR	34,559	710,533
Mobile TeleSystems OJSC sponsored ADR	79,209	961,597
Moscow Exchange MICEX-RTS OAO	235,705	482,202
NOVATEK OAO GDR (Reg. S)	14,496	1,929,418
Novolipetsk Steel OJSC	186,460	487,602
PhosAgro OJSC GDR (Reg. S)	19,486	308,853
Polyus PJSC	4,157	338,694
Rosneft Oil Co. OJSC	121,213	740,046
Rosneft Oil Co. OJSC GDR (Reg. S)	60,215	368,636
RusHydro PJSC	7,940,000	102,476
RusHydro PJSC ADR	71,112	88,179
Sberbank of Russia	1,705,976	8,017,254
Severstal PAO	17,493	286,015
Severstal PAO GDR (Reg. S)	15,206	249,683
Surgutneftegas OJSC	368,000	188,147
Surgutneftegas OJSC sponsored ADR	75,887	386,265
Tatneft PAO	167,161	1,680,736
Tatneft PAO sponsored ADR	12,317	746,410
VTB Bank OJSC (b)	828,360,334	727,962

TOTAL RUSSIA		31,345,980

Singapore - 0.8%
Ascendas Real Estate Investment Trust	384,600	809,190
CapitaCommercial Trust (REIT)	389,346	555,021
CapitaLand Ltd.	399,800	1,170,325
CapitaMall Trust	389,400	623,372
City Developments Ltd.	65,400	661,079
ComfortDelgro Corp. Ltd.	335,900	537,727
DBS Group Holdings Ltd.	283,829	5,712,064
Hutchison Port Holdings Trust	880,100	365,242
Jardine Cycle & Carriage Ltd.	16,100	490,069
Keppel Corp. Ltd.	232,700	1,537,970
Oversea-Chinese Banking Corp. Ltd.	499,294	4,921,384
Sembcorp Industries Ltd.	150,200	389,297
Singapore Airlines Ltd.	83,900	723,364
Singapore Airport Terminal Service Ltd.	110,700	466,665
Singapore Exchange Ltd.	125,800	786,370
Singapore Press Holdings Ltd.	257,900	519,024
Singapore Technologies Engineering Ltd.	242,700	623,494
Singapore Telecommunications Ltd.	1,286,600	3,471,996
StarHub Ltd.	106,400	234,408
Suntec (REIT)	389,600	614,783
United Overseas Bank Ltd.	210,153	4,394,341
UOL Group Ltd.	80,977	564,827
Wilmar International Ltd.	250,500	611,069
Yangzijiang Shipbuilding Holdings Ltd.	351,700	428,968

TOTAL SINGAPORE		31,212,049

South Africa - 1.7%
Anglo American Platinum Ltd. (b)	8,851	265,240
AngloGold Ashanti Ltd.	65,432	727,436
Aspen Pharmacare Holdings Ltd.	60,101	1,373,375
Barclays Africa Group Ltd.	106,255	1,615,408
Bidcorp Ltd.	52,246	1,169,622
Bidvest Group Ltd.	52,933	1,117,039
Capitec Bank Holdings Ltd.	6,523	440,841
Coronation Fund Managers Ltd.	36,934	245,556
Discovery Ltd.	55,998	798,165
Exxaro Resources Ltd.	36,422	440,000
FirstRand Ltd.	532,371	2,988,513
Fortress (REIT) Ltd.:
Class A	181,849	270,787
Class B	118,705	301,416
Foschini Ltd.	34,894	570,116
Gold Fields Ltd.	131,798	570,795
Growthpoint Properties Ltd.	343,087	803,976
Hyprop Investments Ltd.	39,128	383,146
Imperial Holdings Ltd.	23,293	558,422
Investec Ltd.	45,664	358,142
Kumba Iron Ore Ltd.	9,964	302,059
Liberty Holdings Ltd.	20,104	222,572
Life Healthcare Group Holdings Ltd.	204,057	469,910
MMI Holdings Ltd.	157,718	301,823
Mondi Ltd.	19,451	519,432
Mr Price Group Ltd.	39,166	945,571
MTN Group Ltd.	268,356	2,976,636
Naspers Ltd. Class N	69,217	19,763,648
Nedbank Group Ltd.	34,820	776,012
Netcare Ltd.	171,499	377,128
Pick 'n Pay Stores Ltd.	61,198	352,633
Pioneer Foods Ltd.	20,821	229,543
PSG Group Ltd.	23,447	439,399
Rand Merchant Insurance Holdings Ltd.	102,859	384,910
Redefine Properties Ltd.	779,413	711,892
Remgro Ltd.	82,239	1,640,094
Resilient Property Income Fund Ltd.	50,500	496,208
RMB Holdings Ltd.	113,041	751,937
Sanlam Ltd.	224,208	1,669,317
Sappi Ltd.	89,546	645,162
Sasol Ltd.	87,025	3,127,258
Shoprite Holdings Ltd.	71,908	1,497,799
Sibanye-Stillwater	266,605	314,280
Spar Group Ltd.	31,424	543,794
Standard Bank Group Ltd.	204,330	3,461,083
Telkom SA Ltd.	46,875	203,981
Tiger Brands Ltd.	25,400	988,448
Truworths International Ltd.	67,945	562,086
Vodacom Group Ltd.	93,620	1,292,128
Woolworths Holdings Ltd.	155,153	840,449

TOTAL SOUTH AFRICA		61,805,187

Spain - 2.2%
Abertis Infraestructuras SA	108,927	2,639,852
ACS Actividades de Construccion y Servicios SA	38,526	1,541,521
ACS Actividades de Construccion y Servicios SA rights 2/2/18 (b)	37,304	19,545
Aena Sme SA	10,638	2,317,275
Amadeus IT Holding SA Class A	69,401	5,383,577
Banco Bilbao Vizcaya Argentaria SA	1,054,850	9,899,297
Banco de Sabadell SA	844,606	2,007,060
Banco Santander SA (Spain)	2,553,426	18,967,343
Bankia SA	156,753	794,036
Bankinter SA	108,645	1,249,335
CaixaBank SA	562,413	3,033,726
Enagas SA	35,012	954,148
Endesa SA	49,509	1,112,569
Ferrovial SA	78,654	1,804,137
Gamesa Corporacion Tecnologica SA	37,055	578,291
Gas Natural SDG SA	56,199	1,298,143
Grifols SA	47,699	1,534,408
Iberdrola SA	915,962	7,457,840
Inditex SA	171,698	6,143,941
International Consolidated Airlines Group SA	97,900	889,729
MAPFRE SA (Reg.)	166,633	591,893
Red Electrica Corporacion SA	69,166	1,465,853
Repsol SA	199,013	3,744,567
Telefonica SA	713,827	7,322,820

TOTAL SPAIN		82,750,906

Sweden - 1.8%
Alfa Laval AB	47,057	1,234,366
ASSA ABLOY AB (B Shares)	159,291	3,530,942
Atlas Copco AB:
(A Shares)	106,130	4,976,590
(B Shares)	61,426	2,563,087
Boliden AB	43,595	1,581,169
Electrolux AB (B Shares)	37,389	1,320,019
Essity AB Class B	95,144	2,849,527
Getinge AB (B Shares)	34,340	470,220
H&M Hennes & Mauritz AB (B Shares)	148,960	2,636,194
Hexagon AB (B Shares)	40,756	2,427,289
Husqvarna AB (B Shares)	64,626	674,317
ICA Gruppen AB (a)	13,210	516,001
Industrivarden AB (C Shares)	27,315	727,600
Investor AB (B Shares)	72,339	3,535,292
Kinnevik AB (B Shares)	36,201	1,320,343
Lundbergfoeretagen AB	6,361	513,407
Lundin Petroleum AB	30,270	753,879
Nordea Bank AB	478,618	5,906,270
Sandvik AB	179,224	3,528,802
Securitas AB (B Shares)	49,169	910,075
Skandinaviska Enskilda Banken AB (A Shares)	237,831	3,004,314
Skanska AB (B Shares)	53,022	1,077,612
SKF AB (B Shares)	60,393	1,492,600
Svenska Handelsbanken AB (A Shares)	242,470	3,527,860
Swedbank AB (A Shares)	143,618	3,670,689
Swedish Match Co. AB	29,190	1,182,432
Tele2 AB (B Shares)	56,144	702,236
Telefonaktiebolaget LM Ericsson (B Shares)	487,895	3,138,060
TeliaSonera AB	410,345	2,059,562
Volvo AB (B Shares)	245,779	5,017,012

TOTAL SWEDEN		66,847,766

Switzerland - 5.4%
ABB Ltd. (Reg.)	290,562	8,098,770
Adecco SA (Reg.)	25,754	2,119,066
Baloise Holdings AG	7,766	1,270,762
Barry Callebaut AG	339	694,208
Clariant AG (Reg.)	37,396	1,070,351
Coca-Cola HBC AG	28,586	960,308
Compagnie Financiere Richemont SA Series A	82,288	7,892,743
Credit Suisse Group AG	383,996	7,426,877
Dufry AG (b)	5,438	845,424
Ems-Chemie Holding AG	1,285	944,335
Galenica AG	7,633	1,123,525
Geberit AG (Reg.)	5,830	2,762,321
Givaudan SA	1,455	3,501,692
Julius Baer Group Ltd.	35,296	2,424,704
Kuehne & Nagel International AG	8,588	1,576,889
Lafargeholcim Ltd. (Reg.)	71,491	4,378,176
Lindt & Spruengli AG	16	1,196,454
Lindt & Spruengli AG (participation certificate)	162	1,014,730
Lonza Group AG	11,735	3,264,240
Nestle SA (Reg. S)	491,239	42,434,191
Novartis AG	351,109	31,690,077
Pargesa Holding SA	6,767	617,264
Partners Group Holding AG	2,736	2,126,775
Roche Holding AG (participation certificate)	110,921	27,405,728
Schindler Holding AG:
(participation certificate)	6,507	1,631,731
(Reg.)	3,269	795,869
SGS SA (Reg.)	834	2,242,817
Sika AG	340	2,946,119
Sonova Holding AG Class B	8,390	1,353,037
Straumann Holding AG	1,654	1,263,491
Swatch Group AG (Bearer)	4,761	2,181,645
Swatch Group AG (Bearer) (Reg.)	9,306	804,370
Swiss Life Holding AG	5,152	1,934,595
Swiss Prime Site AG	11,249	1,087,736
Swiss Re Ltd.	49,564	4,888,504
Swisscom AG	4,082	2,229,695
UBS Group AG	578,059	11,738,184
Zurich Insurance Group AG	23,849	7,838,205

TOTAL SWITZERLAND		199,775,608

Taiwan - 2.8%
Acer, Inc.	459,288	435,214
Advanced Semiconductor Engineering, Inc.	1,068,681	1,514,725
Advantech Co. Ltd.	57,591	449,999
Asia Cement Corp.	382,466	393,876
Asia Pacific Telecom Co. Ltd. (b)	281,000	96,782
ASUSTeK Computer, Inc.	109,000	1,049,675
AU Optronics Corp.	1,375,000	653,234
Catcher Technology Co. Ltd.	105,000	1,201,871
Cathay Financial Holding Co. Ltd.	1,287,285	2,408,738
Chang Hwa Commercial Bank	797,327	467,256
Cheng Shin Rubber Industry Co. Ltd.	302,899	527,331
Chicony Electronics Co. Ltd.	73,874	194,435
China Airlines Ltd. (b)	460,490	190,954
China Development Finance Holding Corp.	2,080,800	763,021
China Life Insurance Co. Ltd.	548,071	563,482
China Steel Corp.	2,008,426	1,713,868
Chinatrust Financial Holding Co. Ltd.	2,780,579	2,029,724
Chunghwa Telecom Co. Ltd.	598,000	2,221,382
Compal Electronics, Inc.	629,000	467,770
Delta Electronics, Inc.	311,621	1,569,879
E.SUN Financial Holdings Co. Ltd.	1,416,963	932,356
ECLAT Textile Co. Ltd.	28,941	290,109
EVA Airways Corp.	357,539	189,310
Evergreen Marine Corp. (Taiwan) (b)	336,450	198,899
Far Eastern Textile Ltd.	493,664	440,719
Far EasTone Telecommunications Co. Ltd.	248,000	645,933
Feng Tay Enterprise Co. Ltd.	56,436	266,905
First Financial Holding Co. Ltd.	1,423,651	983,107
Formosa Chemicals & Fibre Corp.	467,590	1,746,682
Formosa Petrochemical Corp.	206,000	875,409
Formosa Plastics Corp.	655,480	2,324,995
Formosa Taffeta Co. Ltd.	95,000	105,648
Foxconn Technology Co. Ltd.	138,535	395,957
Fubon Financial Holding Co. Ltd.	1,058,398	1,965,941
Giant Manufacturing Co. Ltd.	45,000	252,146
GlobalWafers Co. Ltd.	34,000	519,680
Highwealth Construction Corp.	151,480	237,762
HIWIN Technologies Corp.	33,624	434,999
Hon Hai Precision Industry Co. Ltd. (Foxconn)	2,461,488	7,777,693
Hotai Motor Co. Ltd.	45,000	585,257
HTC Corp. (b)	104,000	253,054
Hua Nan Financial Holdings Co. Ltd.	1,146,382	683,598
Innolux Corp.	1,433,427	675,461
Inventec Corp.	385,280	314,250
Largan Precision Co. Ltd.	16,000	2,196,062
Lite-On Technology Corp.	342,910	502,975
Macronix International Co. Ltd. (b)	287,000	449,490
MediaTek, Inc.	235,970	2,417,966
Mega Financial Holding Co. Ltd.	1,741,246	1,509,742
Micro-Star International Co. Ltd.	105,000	346,528
Nan Ya Plastics Corp.	755,780	2,074,675
Nanya Technology Corp.	108,000	293,878
Nien Made Enterprise Co. Ltd.	23,000	236,467
Novatek Microelectronics Corp.	89,000	373,636
Pegatron Corp.	306,000	828,458
Phison Electronics Corp.	25,000	255,316
Pou Chen Corp.	328,000	440,638
Powertech Technology, Inc.	117,000	380,116
President Chain Store Corp.	90,000	889,837
Quanta Computer, Inc.	430,000	935,760
Realtek Semiconductor Corp.	70,090	279,836
Ruentex Development Co. Ltd.	126,824	145,385
Ruentex Industries Ltd.	102,015	180,050
Shin Kong Financial Holding Co. Ltd.	1,248,331	457,758
Siliconware Precision Industries Co. Ltd.	310,000	535,444
Sinopac Holdings Co.	1,560,995	537,638
Standard Foods Corp.	88,986	228,111
Synnex Technology International Corp.	222,500	314,540
TaiMed Biologics, Inc. (b)	28,000	192,395
Taishin Financial Holdings Co. Ltd.	1,496,714	754,012
Taiwan Business Bank	503,009	148,940
Taiwan Cement Corp.	562,000	725,143
Taiwan Cooperative Financial Holding Co. Ltd.	1,225,100	728,439
Taiwan High Speed Rail Corp.	246,000	201,069
Taiwan Mobile Co. Ltd.	251,600	961,408
Taiwan Semiconductor Manufacturing Co. Ltd.	3,863,000	33,720,598
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	5,200	235,612
TECO Electric & Machinery Co. Ltd.	289,000	278,308
Unified-President Enterprises Corp.	767,080	1,840,182
United Microelectronics Corp.	1,874,000	913,537
Vanguard International Semiconductor Corp.	144,000	324,721
Win Semiconductors Corp.	53,000	474,066
Winbond Electronics Corp.	461,000	373,641
Wistron Corp.	438,213	367,937
WPG Holding Co. Ltd.	242,000	329,666
Yageo Corp.	33,000	437,670
Yuanta Financial Holding Co. Ltd.	1,590,372	763,043

TOTAL TAIWAN		102,589,779

Thailand - 0.6%
Advanced Info Service PCL (For. Reg.)	160,500	986,470
Airports of Thailand PCL	22,500	50,287
Airports of Thailand PCL (For. Reg.)	660,800	1,476,884
Bangkok Bank PCL (For. Reg.)	40,300	285,651
Bangkok Dusit Medical Services PCL (For. Reg.)	590,600	407,310
Bangkok Expressway and Metro PCL	1,146,300	283,647
Banpu PCL (For. Reg.)	333,200	242,559
Berli Jucker PCL (For. Reg)	187,300	343,862
BTS Group Holdings PCL	985,600	253,323
Bumrungrad Hospital PCL	8,000	50,064
Bumrungrad Hospital PCL (For. Reg.)	52,200	326,667
C.P. ALL PCL	19,700	50,162
C.P. ALL PCL (For. Reg.)	761,100	1,937,986
Central Pattana PCL (For. Reg.)	205,600	544,853
Charoen Pokphand Foods PCL (For. Reg.)	495,000	372,989
Delta Electronics PCL	20,700	50,891
Delta Electronics PCL (For. Reg.)	69,000	169,636
Electricity Generating PCL (For. Reg.)	17,900	124,591
Energy Absolute PCL	182,300	394,343
Glow Energy PCL (For. Reg.)	80,200	218,297
Home Product Center PCL (For. Reg.)	657,967	298,312
Indorama Ventures PCL	27,500	49,170
Indorama Ventures PCL (For. Reg.)	227,200	406,232
IRPC PCL (For. Reg.)	1,536,000	360,460
Kasikornbank PCL	92,400	681,494
Kasikornbank PCL (For. Reg.)	203,100	1,497,960
KCE Electronics PCL	37,800	89,914
Krung Thai Bank PCL (For. Reg.)	539,155	344,288
Minor International PCL (For. Reg.)	328,470	461,452
PTT Exploration and Production PCL (For. Reg.)	214,144	813,638
PTT Global Chemical PCL	16,100	49,477
PTT Global Chemical PCL (For. Reg.)	347,739	1,068,642
PTT PCL (For. Reg.)	167,800	2,635,939
Robinsons Department Store PCL (For. Reg.)	92,400	211,676
Siam Cement PCL (For. Reg.)	64,000	1,005,364
Siam Commercial Bank PCL	10,100	50,790
Siam Commercial Bank PCL (For. Reg.)	282,400	1,420,115
Thai Oil PCL (For. Reg.)	174,300	570,426
Thai Union Frozen Products PCL (For. Reg.)	313,600	207,264
TMB PCL (For. Reg.)	2,178,200	201,685
True Corp. PCL (For. Reg.) (b)	1,554,212	334,959

TOTAL THAILAND		21,329,729

Turkey - 0.3%
Akbank T.A.S.	344,401	1,001,134
Anadolu Efes Biracilik Ve Malt Sanayii A/S	34,172	253,247
Arcelik A/S	38,392	194,791
Aselsan A/S	32,410	286,778
Bim Birlesik Magazalar A/S JSC	33,471	669,580
Coca-Cola Icecek Sanayi A/S	9,660	92,522
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S (b)	319,802	225,596
Eregli Demir ve Celik Fabrikalari T.A.S.	234,404	620,859
Ford Otomotiv Sanayi A/S	12,170	194,378
Haci Omer Sabanci Holding A/S	141,192	431,101
Koc Holding A/S	117,889	574,288
Petkim Petrokimya Holding A/S	109,947	232,385
TAV Havalimanlari Holding A/S	23,182	136,626
Tofas Turk Otomobil Fabrikasi A/S	16,659	141,464
Tupras Turkiye Petrol Rafinerileri A/S	18,974	582,867
Turk Hava Yollari AO (b)	88,450	388,025
Turk Sise ve Cam Fabrikalari A/S	148,685	197,898
Turk Telekomunikasyon (b)	70,506	118,993
Turkcell Iletisim Hizmet A/S	171,610	713,100
Turkiye Garanti Bankasi A/S	360,673	1,179,969
Turkiye Halk Bankasi A/S	100,390	270,978
Turkiye Is Bankasi A/S Series C	252,868	541,870
Turkiye Vakiflar Bankasi TAO	126,568	253,702
Ulker Biskuvi Sanayi A/S	20,985	132,727
Yapi ve Kredi Bankasi A/S (b)	112,952	140,115

TOTAL TURKEY		9,574,993

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC	329,941	651,267
Aldar Properties PJSC	484,928	302,341
Damac Properties Dubai Co. PJSC (b)	273,239	249,214
DP World Ltd.	25,674	680,618
Dubai Investments Ltd. (b)	272,591	178,860
Dubai Islamic Bank Pakistan Ltd. (b)	187,751	311,815
Dubai Parks and Resorts PJSC (b)	531,681	92,644
Emaar Malls Group PJSC (b)	303,137	190,650
Emaar Properties PJSC	542,805	972,422
Emirates Telecommunications Corp.	278,883	1,351,534
National Bank of Abu Dhabi PJSC (b)	225,548	687,768

TOTAL UNITED ARAB EMIRATES		5,669,133

United Kingdom - 10.9%
3i Group PLC	154,103	2,037,932
Admiral Group PLC	31,596	829,042
Anglo American PLC (United Kingdom)	210,654	5,110,373
Antofagasta PLC	60,815	803,902
Ashtead Group PLC	78,739	2,353,339
Associated British Foods PLC	56,104	2,177,088
AstraZeneca PLC (United Kingdom)	199,610	13,855,582
Auto Trader Group PLC (d)	156,833	801,857
Aviva PLC	636,218	4,641,483
Babcock International Group PLC	38,045	370,565
BAE Systems PLC	504,156	4,253,602
Barclays PLC	2,688,050	7,644,581
Barratt Developments PLC	161,927	1,345,445
Berkeley Group Holdings PLC	20,106	1,132,194
BHP Billiton PLC	333,603	7,429,420
BP PLC	3,084,530	22,006,249
BP PLC sponsored ADR	5,615	240,266
British American Tobacco PLC (United Kingdom)	362,014	24,742,461
British Land Co. PLC	151,594	1,439,100
BT Group PLC	1,332,788	4,869,412
Bunzl PLC	53,676	1,569,964
Burberry Group PLC	68,804	1,542,547
Capita Group PLC	107,307	278,057
Carnival PLC	29,695	2,095,123
Centrica PLC	890,244	1,686,825
Cobham PLC (b)	382,735	710,530
Coca-Cola European Partners PLC	34,830	1,398,773
Compass Group PLC	250,108	5,264,592
ConvaTec Group PLC (d)	214,812	616,712
Croda International PLC	21,041	1,339,598
Diageo PLC	396,842	14,283,288
Direct Line Insurance Group PLC	221,740	1,162,695
easyJet PLC	25,640	604,322
Fresnillo PLC	35,979	686,579
G4S PLC (United Kingdom)	240,173	969,490
GKN PLC	273,526	1,641,737
GlaxoSmithKline PLC	775,525	14,435,691
Hammerson PLC	124,193	869,334
Hargreaves Lansdown PLC	40,617	1,071,221
HSBC Holdings PLC (United Kingdom)	3,172,965	33,851,281
IMI PLC	43,742	825,403
Imperial Tobacco Group PLC	151,332	6,227,970
InterContinental Hotel Group PLC	28,624	1,915,041
Intertek Group PLC	25,597	1,825,918
Investec PLC	104,858	814,388
ITV PLC	580,649	1,376,806
J Sainsbury PLC	258,164	925,549
John Wood Group PLC	105,607	971,351
Johnson Matthey PLC	31,003	1,523,078
Kingfisher PLC	348,115	1,713,685
Land Securities Group PLC	117,809	1,675,722
Legal & General Group PLC	943,286	3,624,212
Lloyds Banking Group PLC	11,344,590	11,208,452
London Stock Exchange Group PLC	49,173	2,741,764
Marks & Spencer Group PLC	254,220	1,087,118
Mediclinic International PLC	15,488	130,506
Mediclinic International PLC (a)	43,701	370,556
Meggitt PLC	122,370	806,534
Merlin Entertainments PLC (d)	117,076	546,233
Micro Focus International PLC	68,802	2,100,303
Mondi PLC	58,650	1,563,057
National Grid PLC	541,528	6,187,246
Next PLC	23,451	1,695,478
Old Mutual PLC	776,891	2,578,975
Pearson PLC	127,416	1,254,095
Persimmon PLC	49,017	1,741,312
Prudential PLC	407,578	11,033,171
Reckitt Benckiser Group PLC	105,343	10,172,985
RELX PLC	167,658	3,708,807
Rio Tinto PLC	194,959	10,852,008
Rolls-Royce Holdings PLC	259,400	3,218,785
Royal Bank of Scotland Group PLC (b)	562,066	2,299,085
Royal Dutch Shell PLC:
Class A	14,945	524,824
Class A (United Kingdom)	691,366	24,238,389
Class A sponsored ADR	2,947	206,997
Class B (United Kingdom)	591,513	20,982,436
Royal Mail PLC	141,456	942,973
RSA Insurance Group PLC	163,467	1,438,083
Sage Group PLC	171,296	1,822,164
Schroders PLC	19,358	1,022,459
Scottish & Southern Energy PLC	156,739	2,906,723
Segro PLC	155,050	1,279,939
Severn Trent PLC	37,131	1,029,894
SKY PLC	162,639	2,445,474
Smith & Nephew PLC	138,717	2,496,005
Smiths Group PLC	63,355	1,437,924
St. James's Place Capital PLC	84,376	1,423,838
Standard Chartered PLC (United Kingdom) (b)	519,356	6,043,793
Standard Life PLC	422,085	2,550,010
Taylor Wimpey PLC	524,097	1,418,329
Tesco PLC	1,298,679	3,861,089
The Weir Group PLC	34,516	1,082,577
Travis Perkins PLC	39,789	825,101
Unilever PLC	199,172	11,272,399
United Utilities Group PLC	109,407	1,146,420
Vodafone Group PLC	4,179,410	13,323,272
Vodafone Group PLC sponsored ADR	2,563	82,580
Whitbread PLC	29,252	1,611,913
WM Morrison Supermarkets PLC	344,610	1,086,234

TOTAL UNITED KINGDOM		401,379,684

United States of America - 0.1%
Southern Copper Corp. (a)	14,004	679,894
Yum China Holdings, Inc.	60,324	2,798,430

TOTAL UNITED STATES OF AMERICA		3,478,324

TOTAL COMMON STOCKS
(Cost $2,867,180,329)		3,597,553,287

Nonconvertible Preferred Stocks - 1.4%
Brazil - 0.7%
Banco Bradesco SA (PN)	481,064	6,152,969
Braskem SA (PN-A)	28,300	438,890
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	42,900	318,990
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	25,200	595,593
Companhia Energetica de Minas Gerais (CEMIG) (PN)	142,487	335,421
Gerdau SA	159,300	720,000
Itau Unibanco Holding SA	509,481	8,357,024
Itausa-Investimentos Itau SA (PN)	621,279	2,583,787
Lojas Americanas SA (PN)	111,836	593,229
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (b)	619,700	3,831,792
Telefonica Brasil SA	71,600	1,210,188

TOTAL BRAZIL		25,137,883

Chile - 0.0%
Embotelladora Andina SA Class B	42,884	209,152
Sociedad Quimica y Minera de Chile SA (PN-B)	14,842	831,559

TOTAL CHILE		1,040,711

Colombia - 0.1%
Bancolombia SA (PN)	66,897	765,145
Grupo Aval Acciones y Valores SA	550,742	247,427
Grupo de Inversiones Suramerica SA	18,037	243,036

TOTAL COLOMBIA		1,255,608

France - 0.0%
Air Liquide SA (b)	8,120	1,094,949
Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	8,514	831,903
Fuchs Petrolub AG	10,587	578,349
Henkel AG & Co. KGaA	28,121	3,931,274
Porsche Automobil Holding SE (Germany)	24,181	2,233,631
Volkswagen AG	29,250	6,428,541

TOTAL GERMANY		14,003,698

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	976,806	746,571
Korea (South) - 0.2%
AMOREPACIFIC Corp.	1,376	200,008
Hyundai Motor Co.	4,944	427,022
Hyundai Motor Co. Series 2	5,733	557,333
LG Chemical Ltd.	1,274	294,743
LG Household & Health Care Ltd.	393	248,703
Samsung Electronics Co. Ltd.	2,733	5,387,852

TOTAL KOREA (SOUTH)		7,115,661

Russia - 0.0%
AK Transneft OAO	72	230,551
Surgutneftegas OJSC	1,088,833	575,118

TOTAL RUSSIA		805,669

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $37,235,338)		51,200,750
	Principal Amount(e)	Value

Nonconvertible Bonds - 0.0%
India - 0.0%
NTPC Ltd. 8.49% 3/25/25 (Cost $13,959)	INR 69,696	15,446

Government Obligations - 0.2%
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.41% 4/12/18 (f) (Cost $5,983,614)	6,000,000	5,984,104
	Shares	Value

Money Market Funds - 2.7%
Fidelity Cash Central Fund, 1.39% (g)	45,390,851	45,399,929
Fidelity Securities Lending Cash Central Fund 1.40% (g)(h)	53,541,669	53,547,024
TOTAL MONEY MARKET FUNDS
(Cost $98,946,243)		98,946,953
TOTAL INVESTMENT IN SECURITIES - 101.5%
(Cost $3,009,359,483)		3,753,700,540
NET OTHER ASSETS (LIABILITIES) - (1.5)%		(54,379,941)
NET ASSETS - 100%		$3,699,320,599

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	317	March 2018	$34,006,175	$1,979,139	$1,979,139
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	202	March 2018	12,703,780	1,377,317	1,377,317
TME S&P/TSX 60 Index Contracts (Canada)	20	March 2018	3,066,667	(40,470)	(40,470)
TOTAL FUTURES CONTRACTS					$3,315,986

The notional amount of futures purchased as a percentage of Net Assets is 1.3%

Currency Abbreviations

INR – Indian rupee

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $15,866,836 or 0.4% of net assets.

 (e) Amount is stated in United States dollars unless otherwise noted.

 (f) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $1,780,271.

 (g) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (h) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$225,902
Fidelity Securities Lending Cash Central Fund	63,772
Total	$289,674

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$412,429,439	$242,160,049	$170,269,390	$--
Consumer Staples	337,094,594	148,596,100	188,473,743	24,751
Energy	243,710,232	121,253,951	122,456,281	--
Financials	864,711,498	582,306,914	282,401,271	3,313
Health Care	274,344,666	74,602,926	199,741,740	--
Industrials	433,759,598	226,477,827	207,281,771	--
Information Technology	425,672,863	204,748,565	220,924,297	1
Materials	298,128,406	186,445,102	111,157,733	525,571
Real Estate	115,277,234	91,082,281	24,194,953	--
Telecommunication Services	143,329,341	51,262,566	92,066,775	--
Utilities	100,296,166	74,871,314	25,424,852	--
Corporate Bonds	15,446	--	15,446	--
Government Obligations	5,984,104	--	5,984,104	--
Money Market Funds	98,946,953	98,946,953	--	--
Total Investments in Securities:	$3,753,700,540	$2,102,754,548	$1,650,392,356	$553,636
Derivative Instruments:
Assets
Futures Contracts	$3,356,456	$3,356,456	$--	$--
Total Assets	$3,356,456	$3,356,456	$--	$--
Liabilities
Futures Contracts	$(40,470)	$(40,470)	$--	$--
Total Liabilities	$(40,470)	$(40,470)	$--	$--
Total Derivative Instruments:	$3,315,986	$3,315,986	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$71,426,452
Level 2 to Level 1	$41,532,676

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® SAI U.S. Minimum Volatility Index Fund

January 31, 2018

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers, Inc.

SV1-QTLY-0318
1.9866138.102

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 7.8%
Distributors - 0.1%
Genuine Parts Co.	12,586	$1,309,825
Hotels, Restaurants & Leisure - 2.7%
ARAMARK Holdings Corp.	73,523	3,368,089
Darden Restaurants, Inc.	28,100	2,693,385
McDonald's Corp.	90,619	15,508,536
Starbucks Corp.	76,221	4,330,115
Vail Resorts, Inc.	4,095	895,003
Yum! Brands, Inc.	19,923	1,685,287
		28,480,415
Household Durables - 0.1%
NVR, Inc. (a)	276	877,175
Media - 2.3%
Charter Communications, Inc. Class A (a)	6,447	2,432,131
Comcast Corp. Class A	185,918	7,907,093
Liberty Broadband Corp. Class C (a)	16,357	1,562,911
Omnicom Group, Inc. (b)	15,960	1,223,334
The Walt Disney Co.	55,292	6,008,582
Time Warner, Inc.	50,983	4,861,229
		23,995,280
Multiline Retail - 0.1%
Dollar General Corp.	13,961	1,439,658
Specialty Retail - 2.5%
AutoZone, Inc. (a)	5,820	4,454,861
Home Depot, Inc.	45,902	9,221,712
O'Reilly Automotive, Inc. (a)	5,965	1,578,876
Ross Stores, Inc.	26,154	2,154,828
TJX Companies, Inc.	113,303	9,100,497
Ulta Beauty, Inc.	2,411	535,483
		27,046,257

TOTAL CONSUMER DISCRETIONARY		83,148,610

CONSUMER STAPLES - 12.9%
Beverages - 4.0%
Brown-Forman Corp. Class B (non-vtg.)	8,568	593,762
Constellation Brands, Inc. Class A (sub. vtg.)	19,972	4,383,255
Dr. Pepper Snapple Group, Inc.	70,947	8,467,524
PepsiCo, Inc.	124,456	14,972,057
The Coca-Cola Co.	313,006	14,895,956
		43,312,554
Food & Staples Retailing - 1.2%
Costco Wholesale Corp.	9,815	1,912,649
CVS Health Corp.	11,360	893,918
Sysco Corp.	51,903	3,263,142
Walmart, Inc.	65,209	6,951,279
		13,020,988
Food Products - 3.0%
Campbell Soup Co. (b)	79,542	3,702,680
ConAgra Foods, Inc.	42,984	1,633,392
General Mills, Inc.	103,631	6,061,377
Hormel Foods Corp. (b)	54,228	1,861,647
Ingredion, Inc.	9,057	1,300,947
Kellogg Co. (b)	87,373	5,950,975
McCormick & Co., Inc. (non-vtg.) (b)	59,042	6,421,998
The Hershey Co.	37,944	4,186,362
The J.M. Smucker Co.	4,834	613,386
Tyson Foods, Inc. Class A	8,864	674,639
		32,407,403
Household Products - 3.1%
Church & Dwight Co., Inc.	110,135	5,380,095
Clorox Co.	56,812	8,049,692
Colgate-Palmolive Co.	49,899	3,704,502
Kimberly-Clark Corp.	31,255	3,656,835
Procter & Gamble Co.	138,307	11,941,426
		32,732,550
Tobacco - 1.6%
Altria Group, Inc.	162,397	11,423,005
Philip Morris International, Inc.	50,800	5,447,284
		16,870,289

TOTAL CONSUMER STAPLES		138,343,784

ENERGY - 2.1%
Energy Equipment & Services - 0.3%
Schlumberger Ltd.	42,346	3,115,819
Oil, Gas & Consumable Fuels - 1.8%
Chevron Corp.	44,054	5,522,169
Exxon Mobil Corp.	137,027	11,962,457
Occidental Petroleum Corp.	28,844	2,162,435
		19,647,061

TOTAL ENERGY		22,762,880

FINANCIALS - 10.5%
Banks - 0.2%
U.S. Bancorp	32,814	1,874,992
Capital Markets - 0.5%
CBOE Holdings, Inc.	18,013	2,420,767
CME Group, Inc.	19,897	3,053,792
		5,474,559
Diversified Financial Services - 1.1%
Berkshire Hathaway, Inc. Class B (a)	53,169	11,398,370
Insurance - 7.4%
AFLAC, Inc.	36,466	3,216,301
Alleghany Corp. (a)	6,290	3,948,233
Allstate Corp.	69,382	6,852,860
Aon PLC	22,797	3,241,049
Arch Capital Group Ltd. (a)	102,112	9,286,065
Athene Holding Ltd. (a)	32,069	1,608,581
Axis Capital Holdings Ltd.	42,849	2,165,160
Chubb Ltd.	71,808	11,212,819
Cincinnati Financial Corp.	23,236	1,786,848
Everest Re Group Ltd.	13,203	3,034,049
FNF Group	37,615	1,466,233
Markel Corp. (a)	6,485	7,442,770
Marsh & McLennan Companies, Inc.	77,522	6,474,637
Progressive Corp.	59,169	3,201,043
RenaissanceRe Holdings Ltd.	35,077	4,459,690
The Travelers Companies, Inc.	39,091	5,860,523
W.R. Berkley Corp.	55,980	4,085,420
		79,342,281
Mortgage Real Estate Investment Trusts - 1.3%
AGNC Investment Corp.	315,160	5,921,856
Annaly Capital Management, Inc.	751,025	7,915,804
		13,837,660

TOTAL FINANCIALS		111,927,862

HEALTH CARE - 16.6%
Health Care Equipment & Supplies - 7.7%
Abbott Laboratories	34,494	2,144,147
Baxter International, Inc.	104,901	7,556,019
Becton, Dickinson & Co.	65,167	15,831,671
Boston Scientific Corp. (a)	149,738	4,186,674
Danaher Corp.	81,247	8,228,696
Intuitive Surgical, Inc. (a)	28,530	12,315,545
Medtronic PLC	108,140	9,288,145
ResMed, Inc.	22,025	2,219,900
Stryker Corp.	52,925	8,699,812
Teleflex, Inc.	9,335	2,592,796
The Cooper Companies, Inc.	13,123	3,210,804
Varian Medical Systems, Inc. (a)	42,533	5,422,958
Zimmer Biomet Holdings, Inc.	7,018	892,128
		82,589,295
Health Care Providers & Services - 3.5%
Aetna, Inc.	14,920	2,787,354
Anthem, Inc.	14,445	3,580,193
Cigna Corp.	21,690	4,519,112
Henry Schein, Inc. (a)(b)	43,529	3,294,275
Humana, Inc.	15,451	4,354,555
Laboratory Corp. of America Holdings (a)	32,578	5,684,861
Quest Diagnostics, Inc.	24,433	2,585,500
UnitedHealth Group, Inc.	42,269	10,008,454
Universal Health Services, Inc. Class B	9,469	1,150,484
		37,964,788
Health Care Technology - 0.1%
Cerner Corp. (a)	8,541	590,439
Life Sciences Tools & Services - 0.6%
Quintiles Transnational Holdings, Inc. (a)	8,954	915,009
Thermo Fisher Scientific, Inc.	18,758	4,203,855
Waters Corp. (a)	4,982	1,074,169
		6,193,033
Pharmaceuticals - 4.7%
Allergan PLC	2,947	531,226
Bristol-Myers Squibb Co.	30,521	1,910,615
Eli Lilly & Co.	102,381	8,338,932
Johnson & Johnson	109,671	15,155,435
Merck & Co., Inc.	139,176	8,246,178
Pfizer, Inc.	378,589	14,022,937
Zoetis, Inc. Class A	30,442	2,335,815
		50,541,138

TOTAL HEALTH CARE		177,878,693

INDUSTRIALS - 10.4%
Aerospace & Defense - 4.8%
General Dynamics Corp.	16,732	3,722,535
Harris Corp.	33,846	5,394,375
L3 Technologies, Inc.	6,964	1,479,571
Lockheed Martin Corp.	38,538	13,675,209
Northrop Grumman Corp.	43,067	14,665,606
Raytheon Co.	59,798	12,494,194
		51,431,490
Air Freight & Logistics - 1.4%
C.H. Robinson Worldwide, Inc. (b)	48,353	4,422,365
Expeditors International of Washington, Inc.	81,008	5,261,470
United Parcel Service, Inc. Class B	40,134	5,109,861
		14,793,696
Commercial Services & Supplies - 2.9%
Cintas Corp.	13,561	2,284,350
Republic Services, Inc.	184,564	12,698,003
Waste Connection, Inc. (Canada)	20,382	1,464,853
Waste Management, Inc.	165,311	14,618,452
		31,065,658
Industrial Conglomerates - 1.1%
3M Co.	29,504	7,390,752
Honeywell International, Inc.	23,447	3,743,782
		11,134,534
Professional Services - 0.2%
Verisk Analytics, Inc. (a)	23,546	2,355,777

TOTAL INDUSTRIALS		110,781,155

INFORMATION TECHNOLOGY - 20.0%
Communications Equipment - 1.4%
Cisco Systems, Inc.	213,500	8,868,790
F5 Networks, Inc. (a)	14,960	2,162,318
Motorola Solutions, Inc.	39,493	3,927,974
		14,959,082
Electronic Equipment & Components - 1.4%
Amphenol Corp. Class A	97,862	9,078,658
Dell Technologies, Inc. (a)	59,071	4,235,391
FLIR Systems, Inc.	31,263	1,600,978
		14,915,027
Internet Software & Services - 2.0%
Alphabet, Inc. Class A (a)	5,265	6,224,388
eBay, Inc. (a)	80,494	3,266,447
Facebook, Inc. Class A (a)	46,272	8,647,774
VeriSign, Inc. (a)	30,157	3,465,642
		21,604,251
IT Services - 10.3%
Accenture PLC Class A	84,232	13,536,082
Automatic Data Processing, Inc.	58,975	7,291,079
Broadridge Financial Solutions, Inc.	89,891	8,666,391
Fidelity National Information Services, Inc.	88,850	9,094,686
Fiserv, Inc. (a)	86,805	12,225,616
Gartner, Inc. (a)	31,914	4,427,748
IBM Corp.	43,164	7,065,947
Jack Henry & Associates, Inc.	67,432	8,406,073
MasterCard, Inc. Class A	57,034	9,638,746
Paychex, Inc.	130,279	8,891,542
Visa, Inc. Class A (b)	137,581	17,091,693
Worldpay, Inc. (a)(b)	54,169	4,350,312
		110,685,915
Semiconductors & Semiconductor Equipment - 0.9%
Intel Corp.	98,530	4,743,234
Texas Instruments, Inc.	35,426	3,885,169
Xilinx, Inc.	7,470	545,459
		9,173,862
Software - 3.7%
ANSYS, Inc. (a)	40,552	6,555,231
Cadence Design Systems, Inc. (a)	43,011	1,929,473
CDK Global, Inc.	12,488	890,270
Electronic Arts, Inc. (a)	15,852	2,012,570
Intuit, Inc.	19,804	3,325,092
Microsoft Corp.	89,147	8,469,856
Oracle Corp.	103,615	5,345,498
Salesforce.com, Inc. (a)	13,443	1,531,292
Synopsys, Inc. (a)	58,361	5,404,812
VMware, Inc. Class A (a)(b)	31,259	3,869,552
		39,333,646
Technology Hardware, Storage & Peripherals - 0.3%
Apple, Inc.	17,576	2,942,750

TOTAL INFORMATION TECHNOLOGY		213,614,533

MATERIALS - 3.1%
Chemicals - 1.6%
Ecolab, Inc.	24,793	3,413,500
International Flavors & Fragrances, Inc.	8,916	1,340,075
Monsanto Co.	57,516	7,005,449
Praxair, Inc.	22,930	3,702,966
Sherwin-Williams Co.	4,074	1,699,306
		17,161,296
Containers & Packaging - 0.1%
Avery Dennison Corp.	4,555	558,807
Metals & Mining - 1.4%
Newmont Mining Corp.	375,670	15,218,392

TOTAL MATERIALS		32,938,495

REAL ESTATE - 6.2%
Equity Real Estate Investment Trusts (REITs) - 6.2%
American Tower Corp.	11,012	1,626,472
AvalonBay Communities, Inc.	49,532	8,440,253
Boston Properties, Inc.	4,816	595,787
Camden Property Trust (SBI)	47,217	4,087,104
Crown Castle International Corp.	78,456	8,847,483
Digital Realty Trust, Inc.	20,656	2,312,439
Equinix, Inc.	5,202	2,367,898
Equity Residential (SBI)	85,118	5,244,120
Essex Property Trust, Inc.	14,441	3,364,464
Extra Space Storage, Inc.	6,237	520,665
Federal Realty Investment Trust (SBI)	25,112	3,033,530
Invitation Homes, Inc. (b)	22,096	496,939
Mid-America Apartment Communities, Inc.	22,543	2,149,926
National Retail Properties, Inc.	47,486	1,884,244
Public Storage	33,227	6,504,518
Realty Income Corp.	99,070	5,269,533
Regency Centers Corp.	12,749	802,040
UDR, Inc.	130,660	4,773,010
Ventas, Inc.	31,487	1,762,327
Welltower, Inc.	44,462	2,666,386
		66,749,138
TELECOMMUNICATION SERVICES - 2.4%
Diversified Telecommunication Services - 2.3%
AT&T, Inc.	252,835	9,468,671
Verizon Communications, Inc.	247,200	13,366,104
Zayo Group Holdings, Inc. (a)	46,151	1,693,742
		24,528,517
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	21,694	1,412,279

TOTAL TELECOMMUNICATION SERVICES		25,940,796

UTILITIES - 7.1%
Electric Utilities - 4.4%
Alliant Energy Corp.	24,822	986,675
American Electric Power Co., Inc.	44,018	3,027,558
Duke Energy Corp.	131,700	10,338,450
Edison International	18,562	1,160,682
Eversource Energy	37,471	2,364,045
NextEra Energy, Inc.	49,421	7,829,275
PG&E Corp.	14,511	615,702
PPL Corp.	29,304	933,918
Southern Co.	168,485	7,600,358
Westar Energy, Inc.	48,781	2,520,026
Xcel Energy, Inc.	204,812	9,347,620
		46,724,309
Multi-Utilities - 2.5%
CMS Energy Corp.	44,331	1,983,812
Consolidated Edison, Inc.	148,658	11,946,157
Dominion Resources, Inc.	83,661	6,395,047
DTE Energy Co.	5,455	576,266
WEC Energy Group, Inc.	86,909	5,588,249
		26,489,531
Water Utilities - 0.2%
American Water Works Co., Inc.	29,999	2,495,017

TOTAL UTILITIES		75,708,857

TOTAL COMMON STOCKS
(Cost $916,380,603)		1,059,794,803
	Principal Amount	Value

U.S. Treasury Obligations - 0.0%
U.S. Treasury Bills, yield at date of purchase 1.33% to 1.41% 4/26/18 to 5/10/18 (c)
(Cost $298,985)	300,000	298,947
	Shares	Value

Money Market Funds - 4.5%
Fidelity Cash Central Fund, 1.39% (d)	4,885,937	$4,886,914
Fidelity Securities Lending Cash Central Fund 1.40% (d)(e)	43,286,392	43,290,721
TOTAL MONEY MARKET FUNDS
(Cost $48,177,635)		48,177,635
TOTAL INVESTMENT IN SECURITIES - 103.6%
(Cost $964,857,223)		1,108,271,385
NET OTHER ASSETS (LIABILITIES) - (3.6)%		(38,797,158)
NET ASSETS - 100%		$1,069,474,227

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	50	March 2018	$7,064,500	$(5,266)	$(5,266)
CME E-mini S&P MidCap 400 Index Contracts (United States)	12	March 2018	2,345,040	1,069	1,069
TOTAL FUTURES CONTRACTS					$(4,197)

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $209,293.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$21,900
Fidelity Securities Lending Cash Central Fund	10,158
Total	$32,058

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$83,148,610	$83,148,610	$--	$--
Consumer Staples	138,343,784	138,343,784	--	--
Energy	22,762,880	22,762,880	--	--
Financials	111,927,862	111,927,862	--	--
Health Care	177,878,693	177,878,693	--	--
Industrials	110,781,155	110,781,155	--	--
Information Technology	213,614,533	213,614,533	--	--
Materials	32,938,495	32,938,495	--	--
Real Estate	66,749,138	66,749,138	--	--
Telecommunication Services	25,940,796	25,940,796	--	--
Utilities	75,708,857	75,708,857	--	--
U.S. Government and Government Agency Obligations	298,947	--	298,947	--
Money Market Funds	48,177,635	48,177,635	--	--
Total Investments in Securities:	$1,108,271,385	$1,107,972,438	$298,947	$--
Derivative Instruments:
Assets
Futures Contracts	$1,069	$1,069	$--	$--
Total Assets	$1,069	$1,069	$--	$--
Liabilities
Futures Contracts	$(5,266)	$(5,266)	$--	$--
Total Liabilities	$(5,266)	$(5,266)	$--	$--
Total Derivative Instruments:	$(4,197)	$(4,197)	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® SAI International Minimum Volatility Index Fund

January 31, 2018

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers, Inc.

SV2-QTLY-0318
1.9866140.102

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
Australia - 0.1%
CSL Ltd.	10,866	$1,282,028
Healthscope Ltd.	6	9
Medibank Private Ltd.	5	14
The GPT Group unit	4	16
Transurban Group unit	1	10

TOTAL AUSTRALIA		1,282,077

Bailiwick of Jersey - 0.1%
Randgold Resources Ltd.	26,320	2,659,098
Belgium - 0.8%
Colruyt NV	106,892	5,914,963
Proximus	94,846	3,198,254
UCB SA	96,968	8,451,422

TOTAL BELGIUM		17,564,639

Bermuda - 1.5%
Alibaba Pictures Group Ltd. (a)	14,340,000	1,998,121
Cheung Kong Infrastructure Holdings Ltd.	1,180,500	10,510,738
Cosco Shipping Ports Ltd.	927,080	970,615
Credicorp Ltd. (United States)	26,159	6,059,209
Jardine Matheson Holdings Ltd.	28,537	1,811,529
Jardine Strategic Holdings Ltd.	73,955	2,943,409
Sihuan Pharmaceutical Holdings Group Ltd.	5,337,000	2,046,749
Yue Yuen Industrial (Holdings) Ltd.	1,323,000	5,970,087

TOTAL BERMUDA		32,310,457

Canada - 10.7%
Bank of Montreal	220,121	18,134,033
Bank of Nova Scotia	223,266	14,833,575
Barrick Gold Corp.	191,299	2,751,284
BCE, Inc.	272,777	12,756,206
Canadian Imperial Bank of Commerce	174,018	17,240,515
Canadian Tire Ltd. Class A (non-vtg.)	34,129	4,762,244
CCL Industries, Inc. Class B	24,871	1,189,562
Constellation Software, Inc.	5,702	3,685,949
Dollarama, Inc.	10,026	1,370,872
Emera, Inc.	55,506	2,053,271
Fairfax Financial Holdings Ltd. (sub. vtg.)	11,437	6,016,048
Franco-Nevada Corp.	111,710	8,541,728
George Weston Ltd.	52,146	4,566,803
Great-West Lifeco, Inc.	134,475	3,802,472
Hydro One Ltd. (b)	529,836	9,567,201
Intact Financial Corp.	240,889	20,197,466
Jean Coutu Group, Inc. Class A (sub. vtg.)	91,745	1,808,048
Loblaw Companies Ltd.	96,662	5,236,251
Metro, Inc. Class A (sub. vtg.)	191,832	6,419,354
National Bank of Canada	27,903	1,448,234
Open Text Corp.	27,800	951,980
RioCan (REIT)	132,738	2,599,722
Rogers Communications, Inc. Class B (non-vtg.)	155,760	7,601,848
Royal Bank of Canada	193,982	16,609,906
Shaw Communications, Inc. Class B	333,856	7,287,832
TELUS Corp.	336,839	12,682,125
The Toronto-Dominion Bank	214,229	13,031,393
Thomson Reuters Corp.	239,731	10,374,700
TransCanada Corp.	106,378	4,897,712

TOTAL CANADA		222,418,334

Cayman Islands - 1.9%
Alibaba Group Holding Ltd. sponsored ADR (a)	26,374	5,387,944
Anta Sports Products Ltd.	262,000	1,262,667
Baidu.com, Inc. sponsored ADR (a)	4,100	1,012,372
China Huishan Dairy Holdings Co. Ltd. (a)(c)	5,145,000	276,236
China Medical System Holdings Ltd.	460,000	986,724
Fullshare Holdings Ltd.	8,505,000	4,011,869
Kingboard Chemical Holdings Ltd.	162,000	891,527
NetEase, Inc. ADR	2,710	867,634
Shenzhou International Group Holdings Ltd.	827,499	8,541,932
Tencent Holdings Ltd.	237,600	14,039,177
WH Group Ltd. (b)	2,617,500	3,242,325

TOTAL CAYMAN ISLANDS		40,520,407

Chile - 1.0%
Banco de Chile	44,309,355	7,569,996
Banco de Credito e Inversiones	44,103	3,387,305
Colbun SA	175	44
S.A.C.I. Falabella	856,870	8,997,540

TOTAL CHILE		19,954,885

China - 2.9%
Agricultural Bank of China Ltd. (H Shares)	16,893,000	10,365,592
Bank of China Ltd. (H Shares)	7,192,000	4,330,287
China CITIC Bank Corp. Ltd. (H Shares)	2,623,000	2,159,386
China Construction Bank Corp. (H Shares)	11,060,000	12,697,672
China Huarong Asset Management Co. Ltd.	2,416,000	1,219,945
China Petroleum & Chemical Corp. (H Shares)	2,488,000	2,150,668
China Telecom Corp. Ltd. (H Shares)	3,752,000	1,856,179
Guangzhou Automobile Group Co. Ltd. (H Shares)	444,000	1,005,756
Industrial & Commercial Bank of China Ltd. (H Shares)	9,272,000	8,771,043
Jiangsu Expressway Co. Ltd. (H Shares)	2,172,000	3,348,523
PetroChina Co. Ltd. (H Shares)	2,148,000	1,695,217
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	2,768,000	2,048,758
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	1,634,526	2,477,941
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	6,220,000	3,808,658
Zijin Mng Group Co. Ltd. (H Shares)	5,912,000	2,977,671

TOTAL CHINA		60,913,296

Czech Republic - 0.1%
Komercni Banka A/S	33,041	1,517,533
MONETA Money Bank A/S (b)	294,231	1,222,012

TOTAL CZECH REPUBLIC		2,739,545

Denmark - 2.7%
Christian Hansen Holding A/S	56,032	4,897,951
Coloplast A/S Series B	48,372	4,300,366
Danske Bank A/S	37,977	1,542,647
DONG Energy A/S (b)	274,734	16,682,488
DSV de Sammensluttede Vognmaend A/S	51,575	4,241,634
H Lundbeck A/S	124,107	6,326,983
ISS Holdings A/S	145,019	5,658,511
Novo Nordisk A/S Series B	72,546	4,026,186
Tryg A/S	43,995	1,070,793
William Demant Holding A/S (a)	207,629	6,560,169

TOTAL DENMARK		55,307,728

Egypt - 0.1%
Commercial International Bank SAE	327,748	1,447,956
Commercial International Bank SAE sponsored GDR	55,327	251,185

TOTAL EGYPT		1,699,141

Finland - 0.5%
Neste Oyj	57,281	3,959,807
Orion Oyj (B Shares)	24,609	986,872
Sampo Oyj (A Shares)	94,692	5,498,508

TOTAL FINLAND		10,445,187

France - 2.3%
Aeroports de Paris	43,695	9,075,946
Atos Origin SA	15,750	2,483,410
Danone SA	37,073	3,190,742
Dassault Systemes SA	14,621	1,686,023
Essilor International SA	24,185	3,435,076
Hermes International SCA	10,215	5,646,219
L'Oreal SA	38,375	8,723,704
Sanofi SA	41,789	3,687,947
SCOR SE	1	45
SEB SA	5,922	1,223,449
Sodexo SA	33,518	4,300,835
Thales SA	33,741	3,785,283
Total SA	30,132	1,747,051

TOTAL FRANCE		48,985,730

Germany - 2.0%
Beiersdorf AG	9,869	1,170,148
Fresenius Medical Care AG & Co. KGaA	64,814	7,470,588
Innogy SE (b)	192,582	7,340,376
MAN SE	62,770	7,465,895
Merck KGaA	9,681	1,057,952
Muenchener Rueckversicherungs AG	4,659	1,096,430
SAP SE	32,310	3,655,571
TUI AG (GB)	294,428	6,659,434
Uniper SE	175,458	5,234,692

TOTAL GERMANY		41,151,086

Hong Kong - 6.6%
China Mobile Ltd.	1,105,000	11,636,087
China Resources Beer Holdings Co. Ltd.	1,206,000	4,555,656
China Resources Pharmaceutical Group Ltd.	3,359,000	4,422,760
CLP Holdings Ltd.	2,224,000	22,701,565
CNOOC Ltd.	690,000	1,084,585
CSPC Pharmaceutical Group Ltd.	3,052,000	6,772,989
Guangdong Investment Ltd.	3,582,000	5,329,969
Hang Seng Bank Ltd.	1,051,700	25,033,274
Hong Kong & China Gas Co. Ltd.	6,539,178	12,923,458
Link (REIT)	1,222,500	10,814,366
MTR Corp. Ltd.	2,674,011	15,313,953
Power Assets Holdings Ltd.	1,599,000	14,216,468
Techtronic Industries Co. Ltd.	479,000	3,190,210

TOTAL HONG KONG		137,995,340

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	233,565	2,853,299
India - 2.8%
Asian Paints Ltd.	190,202	3,376,415
Bharat Petroleum Corp. Ltd.	338,646	2,622,961
Britannia Industries Ltd.	51,368	3,785,642
Cipla Ltd. (a)	317,932	2,961,980
Dabur India Ltd.	821,285	4,594,854
Grasim Industries Ltd.	69,836	1,274,595
HCL Technologies Ltd.	141,167	2,191,131
Hindustan Unilever Ltd.	187,948	4,049,191
Housing Development Finance Corp. Ltd.	158,847	4,889,119
Indian Oil Corp. Ltd.	200,768	1,319,080
Infosys Ltd.	211,077	3,812,399
Lupin Ltd. (a)	105,259	1,463,541
Maruti Suzuki India Ltd.	30,009	4,489,877
Nestle India Ltd.	10,951	1,286,889
Petronet LNG Ltd.	802,901	3,218,046
Piramal Enterprises Ltd. (a)	23,251	1,003,422
Piramal Enterprises Ltd. rights 4/30/18 (a)	1,010	5,768
Reliance Industries Ltd.	140,143	2,119,564
Sun Pharmaceutical Industries Ltd.	177,411	1,618,638
Tata Consultancy Services Ltd.	47,571	2,329,415
Vakrangee Ltd.	504,532	2,895,344
Wipro Ltd.	579,321	2,777,204

TOTAL INDIA		58,085,075

Indonesia - 1.6%
PT AKR Corporindo Tbk	1,890,500	878,990
PT Bank Central Asia Tbk	6,044,900	10,260,324
PT Bank Rakyat Indonesia Tbk	17,378,600	4,802,690
PT Hanjaya Mandala Sampoerna Tbk	10,170,300	3,722,185
PT Indofood CBP Sukses Makmur Tbk	1,955,900	1,274,618
PT Indofood Sukses Makmur Tbk	3,137,000	1,815,868
PT Kalbe Farma Tbk	14,522,100	1,805,975
PT Telkomunikasi Indonesia Tbk Series B	13,104,400	3,905,092
PT Unilever Indonesia Tbk	865,000	3,514,658
PT Waskita Karya Persero Tbk	5,869,500	1,240,668

TOTAL INDONESIA		33,221,068

Ireland - 0.9%
Kerry Group PLC Class A	99,216	10,562,824
Paddy Power Betfair PLC (Ireland)	9,299	1,078,319
Ryanair Holdings PLC sponsored ADR (a)	55,076	6,758,376

TOTAL IRELAND		18,399,519

Israel - 0.8%
Azrieli Group	60,859	3,315,650
Bank Hapoalim BM (Reg.)	484,449	3,626,762
Bank Leumi le-Israel BM	768,334	4,725,202
Check Point Software Technologies Ltd. (a)	27,635	2,857,735
Mizrahi Tefahot Bank Ltd.	164,265	3,200,707

TOTAL ISRAEL		17,726,056

Italy - 0.4%
Snam Rete Gas SpA	1,606,114	7,814,764
Japan - 20.6%
ABC-MART, Inc.	58,700	3,819,684
Ajinomoto Co., Inc.	242,800	4,618,514
All Nippon Airways Ltd.	206,600	8,428,258
Asahi Group Holdings	111,200	5,618,102
Astellas Pharma, Inc.	818,600	10,765,579
Benesse Holdings, Inc.	127,800	4,815,560
Canon, Inc.	369,200	14,731,082
Chugai Pharmaceutical Co. Ltd.	85,800	4,534,719
Coca-Cola West Co. Ltd.	30,700	1,087,583
Daiichi Sankyo Kabushiki Kaisha	184,400	6,191,001
Dainippon Sumitomo Pharma Co. Ltd.	141,200	2,084,432
Daito Trust Construction Co. Ltd.	47,800	8,377,620
Daiwa House REIT Investment Corp.	387	951,308
East Japan Railway Co.	42,900	4,282,052
Eisai Co. Ltd.	63,800	3,630,918
FamilyMart Co. Ltd.	122,900	8,265,597
Hankyu Hanshin Holdings, Inc.	30,500	1,232,250
Hisamitsu Pharmaceutical Co., Inc.	62,200	4,262,966
Idemitsu Kosan Co. Ltd.	78,000	2,928,012
Japan Airlines Co. Ltd.	207,700	7,848,464
Japan Prime Realty Investment Corp.	1,480	5,231,444
Japan Real Estate Investment Corp.	800	4,127,464
Japan Retail Fund Investment Corp.	735	1,467,036
Japan Tobacco, Inc.	68,700	2,276,705
Kajima Corp.	728,000	7,227,646
Kao Corp.	38,400	2,668,366
Keihin Electric Express Railway Co. Ltd.	274,000	5,415,341
Keyence Corp.	13,800	8,433,283
Kirin Holdings Co. Ltd.	452,700	11,340,191
Konami Holdings Corp.	86,400	4,978,680
Kyowa Hakko Kirin Co., Ltd.	57,000	1,111,988
Kyushu Railway Co.	285,100	9,169,157
Lawson, Inc.	89,300	6,055,918
McDonald's Holdings Co. (Japan) Ltd.	118,500	5,335,896
Meiji Holdings Co. Ltd.	66,000	5,535,522
Mitsubishi Tanabe Pharma Corp.	400,200	8,138,999
Nagoya Railroad Co. Ltd.	261,600	6,905,705
New Hampshire Foods Ltd.	257,000	6,190,575
Nikon Corp.	56,200	1,095,985
Nippon Building Fund, Inc.	364	1,952,777
Nippon Prologis REIT, Inc.	3,287	7,545,807
Nippon Telegraph & Telephone Corp.	254,500	12,186,651
Nissin Food Holdings Co. Ltd.	104,600	7,760,925
Nitori Holdings Co. Ltd.	58,800	9,381,788
Nomura Real Estate Master Fund, Inc.	5,874	8,177,054
Nomura Research Institute Ltd.	57,914	2,673,897
NTT Data Corp.	502,100	5,927,479
NTT DOCOMO, Inc.	481,200	11,956,578
Obayashi Corp.	267,000	3,223,638
Oracle Corp. Japan	68,400	5,524,576
Oriental Land Co. Ltd.	106,500	10,409,620
Osaka Gas Co. Ltd.	137,800	2,741,219
Otsuka Corp.	93,100	7,837,912
Otsuka Holdings Co. Ltd.	276,000	12,260,646
Park24 Co. Ltd. (d)	168,600	4,217,529
Recruit Holdings Co. Ltd.	519,600	12,689,075
Ryohin Keikaku Co. Ltd.	5,300	1,772,574
Sankyo Co. Ltd. (Gunma)	80,000	2,599,244
Santen Pharmaceutical Co. Ltd.	185,600	3,013,681
Secom Co. Ltd.	100,400	7,695,094
Shimamura Co. Ltd.	25,200	2,962,640
Shionogi & Co. Ltd.	43,200	2,391,144
Showa Shell Sekiyu K.K.	105,000	1,492,694
Suntory Beverage & Food Ltd.	247,700	11,880,349
Taisei Corp.	64,400	3,287,014
Taisho Pharmaceutical Holdings Co. Ltd.	56,200	4,577,510
Takeda Pharmaceutical Co. Ltd.	250,400	14,666,882
Terumo Corp.	48,200	2,359,133
Tobu Railway Co. Ltd.	172,200	5,805,468
Toray Industries, Inc.	261,000	2,603,711
Toyo Suisan Kaisha Ltd.	157,900	6,425,253
Tsuruha Holdings, Inc.	17,800	2,485,937
United Urban Investment Corp.	2,131	3,369,852
USS Co. Ltd.	73,700	1,650,616
West Japan Railway Co.	18,600	1,399,130
Yamada Denki Co. Ltd. (d)	1,118,100	6,639,462
Yamazaki Baking Co. Ltd.	105,400	2,079,461

TOTAL JAPAN		428,803,622

Korea (South) - 1.2%
Db Insurance Co. Ltd.	32,172	2,177,289
Hanmi Science Co. Ltd.	10,389	1,019,677
Kangwon Land, Inc.	39,297	1,191,993
KT Corp.	37,881	1,046,656
KT Corp. sponsored ADR	25,100	375,245
KT&G Corp.	60,430	6,015,914
S1 Corp.	30,585	2,841,805
Samsung Fire & Marine Insurance Co. Ltd.	12,728	3,438,408
Samsung Life Insurance Co. Ltd.	8,479	1,022,430
SK Hynix, Inc.	16,753	1,151,011
SK Telecom Co. Ltd.	21,659	5,368,637

TOTAL KOREA (SOUTH)		25,649,065

Luxembourg - 0.2%
RTL Group SA	37,753	3,201,374
Malaysia - 1.8%
Hong Leong Bank Bhd	1,159,300	5,527,552
IHH Healthcare Bhd	1,605,600	2,473,637
Malayan Banking Bhd	4,042,015	10,465,099
PPB Group Bhd	233,600	1,045,541
Public Bank Bhd	2,475,800	13,949,778
Telekom Malaysia Bhd	854,400	1,346,978
Tenaga Nasional Bhd	541,500	2,190,431

TOTAL MALAYSIA		36,999,016

Multi-National - 0.6%
HK Electric Investments & HK Electric Investments Ltd. unit	4,708,000	4,351,318
HKT Trust/HKT Ltd. unit	6,743,000	8,404,345

TOTAL MULTI-NATIONAL		12,755,663

Netherlands - 0.1%
Koninklijke Ahold Delhaize NV	142,943	3,189,152
NN Group NV	1	47

TOTAL NETHERLANDS		3,189,199

New Zealand - 0.4%
Auckland International Airport Ltd.	290,047	1,431,057
Meridian Energy Ltd.	641,774	1,371,571
Ryman Healthcare Group Ltd.	439,737	3,548,503
Spark New Zealand Ltd.	452,363	1,196,794

TOTAL NEW ZEALAND		7,547,925

Pakistan - 0.1%
MCB Bank Ltd.	558,500	1,144,997
Philippines - 0.8%
Aboitiz Equity Ventures, Inc.	677,880	1,013,356
Aboitiz Power Corp.	2,641,300	2,107,899
Bank of the Philippine Islands (BPI)	1,401,220	3,251,103
BDO Unibank, Inc.	2,648,223	7,886,679
Jollibee Food Corp.	255,180	1,414,604
Universal Robina Corp.	339,180	1,064,910

TOTAL PHILIPPINES		16,738,551

Qatar - 0.4%
Qatar Electricity & Water Co. (a)	20,563	1,095,921
Qatar National Bank SAQ	192,343	7,142,206

TOTAL QATAR		8,238,127

Singapore - 2.7%
Ascendas Real Estate Investment Trust	477,500	1,004,650
CapitaCommercial Trust (REIT)	4,495,200	6,408,007
CapitaMall Trust	4,426,200	7,085,699
DBS Group Holdings Ltd.	198,623	3,997,292
Oversea-Chinese Banking Corp. Ltd.	636,320	6,272,006
Singapore Airlines Ltd.	961,600	8,290,666
Singapore Airport Terminal Service Ltd.	1,202,400	5,068,815
Singapore Exchange Ltd.	168,300	1,052,035
Singapore Press Holdings Ltd.	1,956,500	3,937,460
Singapore Telecommunications Ltd.	3,710,700	10,013,629
United Overseas Bank Ltd.	103,665	2,167,656

TOTAL SINGAPORE		55,297,915

South Africa - 0.0%
Fortress (REIT) Ltd. Class A	14	21
Sweden - 0.0%
Swedish Match Co. AB	26,788	1,085,132
Switzerland - 10.2%
Baloise Holdings AG	37,276	6,099,527
Barry Callebaut AG	3,735	7,648,574
Ems-Chemie Holding AG	5,737	4,216,071
Geberit AG (Reg.)	2,165	1,025,802
Givaudan SA	2,374	5,713,414
Kuehne & Nagel International AG	64,066	11,763,502
Lindt & Spruengli AG	105	7,851,732
Lindt & Spruengli AG (participation certificate)	1,764	11,049,283
Nestle SA (Reg. S)	317,681	27,441,908
Novartis AG	254,933	23,009,511
Partners Group Holding AG	4,976	3,867,995
Roche Holding AG (participation certificate)	97,298	24,039,835
Schindler Holding AG (Reg.)	6,034	1,469,035
SGS SA (Reg.)	1,515	4,074,182
Sika AG	1,181	10,233,430
Sonova Holding AG Class B	93,285	15,043,866
Straumann Holding AG	3,978	3,038,795
Swiss Life Holding AG	5,755	2,161,023
Swiss Prime Site AG	110,470	10,682,031
Swiss Re Ltd.	96,561	9,523,825
Swisscom AG	40,029	21,864,887

TOTAL SWITZERLAND		211,818,228

Taiwan - 7.8%
ASUSTeK Computer, Inc.	643,000	6,192,121
Chang Hwa Commercial Bank	8,381,391	4,911,729
China Airlines Ltd. (a)	4,723,000	1,958,509
Chinatrust Financial Holding Co. Ltd.	6,918,700	5,050,406
Chunghwa Telecom Co. Ltd.	6,774,000	25,163,284
E.SUN Financial Holdings Co. Ltd.	7,043,519	4,634,609
EVA Airways Corp.	3,750,689	1,985,920
Far EasTone Telecommunications Co. Ltd.	2,847,000	7,415,206
First Financial Holding Co. Ltd.	16,331,660	11,277,882
Formosa Petrochemical Corp.	1,139,000	4,840,247
Formosa Taffeta Co. Ltd.	926,000	1,029,788
Fubon Financial Holding Co. Ltd.	696,000	1,292,798
Hon Hai Precision Industry Co. Ltd. (Foxconn)	1,529,300	4,832,210
Hua Nan Financial Holdings Co. Ltd.	12,791,161	7,627,485
Lite-On Technology Corp.	1,350,428	1,980,785
Mega Financial Holding Co. Ltd.	13,011,789	11,281,834
Nanya Technology Corp.	761,000	2,070,748
President Chain Store Corp.	420,000	4,152,573
Siliconware Precision Industries Co. Ltd.	3,609,000	6,233,609
Sinopac Holdings Co.	8,375,182	2,884,579
Standard Foods Corp.	505,347	1,295,428
Synnex Technology International Corp.	1,310,750	1,852,960
Taishin Financial Holdings Co. Ltd.	2,602,388	1,311,027
Taiwan Business Bank	6,472,594	1,916,524
Taiwan Cooperative Financial Holding Co. Ltd.	14,138,024	8,406,406
Taiwan High Speed Rail Corp.	3,020,000	2,468,411
Taiwan Mobile Co. Ltd.	2,866,000	10,951,490
Taiwan Semiconductor Manufacturing Co. Ltd.	1,902,000	16,602,790
Winbond Electronics Corp.	1,031,000	835,626

TOTAL TAIWAN		162,456,984

Thailand - 1.7%
Airports of Thailand PCL (For. Reg.)	3,943,500	8,813,697
Bangkok Dusit Medical Services PCL (For. Reg.)	3,066,000	2,114,483
Bangkok Expressway and Metro PCL	13,343,700	3,301,841
BTS Group Holdings PCL	10,437,100	2,682,588
Bumrungrad Hospital PCL (For. Reg.)	315,300	1,973,142
C.P. ALL PCL (For. Reg.)	655,400	1,668,843
Electricity Generating PCL (For. Reg.)	230,400	1,603,678
Glow Energy PCL (For. Reg.)	470,800	1,281,472
Kasikornbank PCL (For. Reg.)	436,400	3,218,659
Krung Thai Bank PCL (For. Reg.)	6,220,600	3,972,286
Siam Cement PCL (For. Reg.)	260,200	4,087,433

TOTAL THAILAND		34,718,122

United Arab Emirates - 0.5%
DP World Ltd.	79,259	2,101,156
Dubai Islamic Bank Pakistan Ltd. (a)	614,149	1,019,973
Emirates Telecommunications Corp.	692,567	3,356,346
National Bank of Abu Dhabi PJSC (a)	1,250,457	3,813,044

TOTAL UNITED ARAB EMIRATES		10,290,519

United Kingdom - 7.2%
Admiral Group PLC	112,622	2,955,069
AstraZeneca PLC (United Kingdom)	139,674	9,695,229
British American Tobacco PLC (United Kingdom)	129,239	8,833,059
Bunzl PLC	153,866	4,500,413
Carnival PLC	66,112	4,664,516
Centrica PLC	1	2
Compass Group PLC	912,348	19,204,265
Diageo PLC	394,445	14,197,014
Direct Line Insurance Group PLC	253,657	1,330,052
Fresnillo PLC	1	19
GlaxoSmithKline PLC	592,582	11,030,374
HSBC Holdings PLC (United Kingdom)	378,581	4,038,952
Imperial Tobacco Group PLC	210,440	8,660,522
Kingfisher PLC	811,645	3,995,530
National Grid PLC	1,572,275	17,964,080
Reckitt Benckiser Group PLC	115,130	11,118,117
RELX PLC	473,178	10,467,295
Royal Mail PLC	506,192	3,374,375
Scottish & Southern Energy PLC	126,645	2,348,630
Severn Trent PLC	89,623	2,485,853
Smith & Nephew PLC	229,190	4,123,931
United Utilities Group PLC	182,425	1,911,539
Vodafone Group PLC	845,783	2,696,217

TOTAL UNITED KINGDOM		149,595,053

United States of America - 0.6%
Yum China Holdings, Inc.	260,482	12,083,760
TOTAL COMMON STOCKS
(Cost $1,729,217,674)		2,015,660,004

Nonconvertible Preferred Stocks - 0.0%
Colombia - 0.0%
Grupo Aval Acciones y Valores SA
(Cost $26)	82	37
	Principal Amount	Value

Government Obligations - 0.2%
United States of America - 0.2%
U.S. Treasury Bills, yield at date of purchase 1.07% to 1.31% 2/8/18 to 5/10/18(e)
(Cost $3,989,130)	4,000,000	3,988,026
	Shares	Value

Money Market Funds - 2.9%
Fidelity Cash Central Fund, 1.39% (f)	51,931,355	51,941,741
Fidelity Securities Lending Cash Central Fund 1.40% (f)(g)	7,800,685	7,801,465
TOTAL MONEY MARKET FUNDS
(Cost $59,743,206)		59,743,206
TOTAL INVESTMENT IN SECURITIES - 99.9%
(Cost $1,792,950,036)		2,079,391,273
NET OTHER ASSETS (LIABILITIES) - 0.1%		2,863,982
NET ASSETS - 100%		$2,082,255,255

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	372	March 2018	$39,906,300	$1,087,993	$1,087,993
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	296	March 2018	18,615,440	1,098,564	1,098,564
TME S&P/TSX 60 Index Contracts (Canada)	48	March 2018	7,360,000	(98,535)	(98,535)
TOTAL FUTURES CONTRACTS					$2,088,022

The notional amount of futures purchased as a percentage of Net Assets is 3.2%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $38,054,402 or 1.8% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security is on loan at period end.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,261,737.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$185,827
Fidelity Securities Lending Cash Central Fund	4,952
Total	$190,779

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$168,991,753	$109,848,638	$59,143,115	$--
Consumer Staples	280,317,659	130,971,585	149,069,838	276,236
Energy	44,743,707	33,645,480	11,098,227	--
Financials	442,268,501	416,362,720	25,905,781	--
Health Care	253,823,483	82,444,150	171,379,333	--
Industrials	221,782,431	142,125,767	79,656,664	--
Information Technology	143,383,584	55,166,738	88,216,846	--
Materials	58,331,040	53,068,231	5,262,809	--
Real Estate	89,600,334	48,399,972	41,200,362	--
Telecommunication Services	176,978,734	103,019,532	73,959,202	--
Utilities	135,438,815	130,348,966	5,089,849	--
Government Obligations	3,988,026	--	3,988,026	--
Money Market Funds	59,743,206	59,743,206	--	--
Total Investments in Securities:	$2,079,391,273	$1,365,144,985	$713,970,052	$276,236
Derivative Instruments:
Assets
Futures Contracts	$2,186,557	$2,186,557	$--	$--
Total Assets	$2,186,557	$2,186,557	$--	$--
Liabilities
Futures Contracts	$(98,535)	$(98,535)	$--	$--
Total Liabilities	$(98,535)	$(98,535)	$--	$--
Total Derivative Instruments:	$2,088,022	$2,088,022	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$20,362,663
Level 2 to Level 1	$31,049,857

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® SAI International Index Fund

January 31, 2018

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers, Inc.

SV7-QTLY-0318
1.9867767.102

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
Australia - 6.6%
AGL Energy Ltd.	320,193	$6,047,790
Alumina Ltd.	1,205,239	2,340,548
Amcor Ltd.	568,524	6,670,178
AMP Ltd.	1,432,359	6,059,523
APA Group unit	545,670	3,543,989
Aristocrat Leisure Ltd.	265,812	5,119,172
ASX Ltd.	95,785	4,225,028
Aurizon Holdings Ltd.	1,005,813	3,793,066
Australia & New Zealand Banking Group Ltd.	1,424,653	32,809,422
Bank of Queensland Ltd.	178,834	1,785,454
Bendigo & Adelaide Bank Ltd.	236,026	2,227,122
BHP Billiton Ltd.	1,557,782	38,095,795
BlueScope Steel Ltd.	274,830	3,211,141
Boral Ltd.	574,588	3,704,024
Brambles Ltd.	778,320	6,208,986
Caltex Australia Ltd.	128,296	3,594,554
Challenger Ltd.	285,072	3,133,258
Cimic Group Ltd.	47,781	1,814,981
Coca-Cola Amatil Ltd.	259,310	1,750,317
Cochlear Ltd.	28,158	3,941,658
Commonwealth Bank of Australia	840,047	53,387,882
Computershare Ltd.	217,342	2,924,741
Crown Ltd.	175,363	1,872,324
CSL Ltd.	219,496	25,897,287
DEXUS Property Group unit	498,226	3,826,014
Dominos Pizza Enterprises Ltd. (a)	28,074	1,085,631
Flight Centre Travel Group Ltd. (a)	26,156	1,075,534
Fortescue Metals Group Ltd.	762,897	3,049,122
Goodman Group unit	879,823	5,735,498
Harvey Norman Holdings Ltd. (a)	265,051	965,373
Healthscope Ltd.	782,414	1,216,806
Incitec Pivot Ltd.	832,809	2,503,119
Insurance Australia Group Ltd.	1,156,833	6,748,954
Lendlease Group unit	271,416	3,464,319
Macquarie Group Ltd.	156,955	13,043,299
Medibank Private Ltd.	1,348,683	3,640,675
Mirvac Group unit	1,818,345	3,223,489
National Australia Bank Ltd.	1,302,236	30,567,326
Newcrest Mining Ltd.	371,649	6,789,093
Orica Ltd.	185,230	2,865,760
Origin Energy Ltd. (b)	859,559	6,469,189
QBE Insurance Group Ltd.	671,277	5,831,064
Ramsay Health Care Ltd.	69,725	3,840,204
realestate.com.au Ltd.	24,904	1,477,982
Rio Tinto Ltd.	205,728	12,739,857
Santos Ltd. (b)	918,148	3,773,203
Scentre Group unit	2,572,914	8,604,005
SEEK Ltd.	164,617	2,593,276
Sonic Healthcare Ltd.	197,744	3,800,309
South32 Ltd.	2,532,044	7,794,026
SP AusNet	897,849	1,226,310
Stockland Corp. Ltd. unit	1,183,734	4,025,259
Suncorp Group Ltd.	631,295	6,948,808
Sydney Airport unit	543,857	2,984,414
Tabcorp Holdings Ltd.	849,761	3,540,092
Telstra Corp. Ltd.	2,033,961	6,013,518
The GPT Group unit	883,727	3,581,899
TPG Telecom Ltd.	184,064	944,791
Transurban Group unit	1,005,722	9,741,138
Treasury Wine Estates Ltd.	361,712	4,989,924
Vicinity Centers unit	1,647,763	3,571,694
Wesfarmers Ltd.	549,438	19,396,314
Westfield Corp. unit	956,198	7,042,410
Westpac Banking Corp.	1,646,289	41,017,235
Woodside Petroleum Ltd.	408,463	10,901,100
Woolworths Group Ltd.	627,151	13,619,406

TOTAL AUSTRALIA		510,425,679

Austria - 0.3%
Andritz AG	33,844	2,030,359
Erste Group Bank AG	146,078	7,350,648
OMV AG	72,266	4,652,975
Raiffeisen International Bank-Holding AG (b)	72,664	3,124,180
Voestalpine AG	56,325	3,655,956

TOTAL AUSTRIA		20,814,118

Bailiwick of Jersey - 1.2%
Experian PLC	450,951	10,391,789
Glencore Xstrata PLC	5,934,672	34,017,151
Randgold Resources Ltd.	45,572	4,604,119
Shire PLC	440,540	20,583,014
Wolseley PLC	122,524	9,456,776
WPP PLC	616,031	11,156,321

TOTAL BAILIWICK OF JERSEY		90,209,170

Belgium - 1.1%
Ageas	91,170	4,815,192
Anheuser-Busch InBev SA NV	369,668	41,868,422
Colruyt NV	27,090	1,499,049
Groupe Bruxelles Lambert SA	39,493	4,652,207
KBC Groep NV	121,701	11,694,976
Proximus	72,595	2,447,940
Solvay SA Class A	35,965	5,204,231
Telenet Group Holding NV (b)	24,476	1,882,548
UCB SA	61,484	5,358,749
Umicore SA	92,488	4,864,134

TOTAL BELGIUM		84,287,448

Bermuda - 0.3%
Cheung Kong Infrastructure Holdings Ltd.	310,000	2,760,126
Hongkong Land Holdings Ltd.	574,078	4,133,362
Jardine Matheson Holdings Ltd.	105,496	6,696,886
Jardine Strategic Holdings Ltd.	109,021	4,339,036
Kerry Properties Ltd.	298,000	1,424,735
Kingston Financial Group Ltd. (a)	1,884,000	1,464,302
Li & Fung Ltd.	2,930,000	1,494,468
NWS Holdings Ltd.	702,856	1,369,296
Shangri-La Asia Ltd.	578,000	1,470,371
Yue Yuen Industrial (Holdings) Ltd.	338,500	1,527,494

TOTAL BERMUDA		26,680,076

British Virgin Islands - 0.0%
First Pacific Co. Ltd.	890,000	634,771
Cayman Islands - 0.7%
ASM Pacific Technology Ltd.	123,000	1,679,277
Cheung Kong Property Holdings Ltd.	1,258,500	12,009,616
CK Hutchison Holdings Ltd.	1,312,500	17,717,781
Melco Crown Entertainment Ltd. sponsored ADR	121,258	3,611,063
MGM China Holdings Ltd.	446,400	1,375,268
Minth Group Ltd.	346,000	1,954,990
Sands China Ltd.	1,178,000	7,017,417
WH Group Ltd. (c)	4,316,500	5,346,895
Wharf Real Estate Investment Co. Ltd. (b)	592,000	4,090,379
Wynn Macau Ltd.	768,400	2,711,081

TOTAL CAYMAN ISLANDS		57,513,767

Denmark - 1.8%
A.P. Moller - Maersk A/S:
Series A	1,757	3,004,296
Series B	3,236	5,776,161
Carlsberg A/S Series B	51,645	6,632,133
Christian Hansen Holding A/S	48,387	4,229,675
Coloplast A/S Series B	58,043	5,160,137
Danske Bank A/S	363,131	14,750,588
DONG Energy A/S (c)	92,347	5,607,525
DSV de Sammensluttede Vognmaend A/S	91,719	7,543,159
Genmab A/S (b)	28,173	5,160,389
H Lundbeck A/S	34,176	1,742,295
ISS Holdings A/S	81,937	3,197,108
Novo Nordisk A/S Series B	904,185	50,180,805
Novozymes A/S Series B	109,142	6,053,835
Pandora A/S	51,798	4,911,499
TDC A/S	400,219	2,671,242
Tryg A/S	59,502	1,448,218
Vestas Wind Systems A/S	104,518	7,128,971
William Demant Holding A/S (b)	57,342	1,811,757

TOTAL DENMARK		137,009,793

Finland - 0.9%
Elisa Corp. (A Shares)	70,272	2,989,055
Fortum Corp.	217,362	4,713,206
Kone Oyj (B Shares)	163,799	9,375,110
Metso Corp.	52,625	1,839,224
Neste Oyj	62,745	4,337,531
Nokia Corp.	2,832,080	13,660,666
Nokian Tyres PLC	57,683	2,913,352
Orion Oyj (B Shares)	48,298	1,936,850
Sampo Oyj (A Shares)	216,222	12,555,426
Stora Enso Oyj (R Shares)	270,089	4,634,247
UPM-Kymmene Corp.	258,731	8,718,114
Wartsila Corp.	71,696	4,901,120

TOTAL FINLAND		72,573,901

France - 9.9%
Accor SA	92,218	5,249,516
Aeroports de Paris	14,603	3,033,208
Air Liquide SA	207,120	27,929,294
Alstom SA	75,808	3,327,122
Amundi SA (c)	29,752	2,807,333
Arkema SA	33,011	4,217,337
Atos Origin SA	45,882	7,234,529
AXA SA	940,695	30,937,062
BIC SA	14,054	1,610,519
bioMerieux SA	20,325	1,925,393
BNP Paribas SA	545,124	45,074,793
Bollore SA (b)	2,040	12,152
Bollore SA	405,336	2,355,186
Bouygues SA	103,644	5,760,968
Bureau Veritas SA	130,702	3,831,267
Capgemini SA	77,924	10,347,043
Carrefour SA	281,879	6,745,611
Casino Guichard Perrachon SA	27,639	1,615,903
CNP Assurances	84,247	2,158,879
Compagnie de St. Gobain	244,134	14,189,840
Credit Agricole SA	552,469	10,408,804
Danone SA	292,687	25,190,536
Dassault Aviation SA	1,163	1,944,964
Dassault Systemes SA	62,894	7,252,632
Edenred SA	110,448	3,566,666
EDF SA	282,330	3,882,084
Eiffage SA	36,105	4,377,723
ENGIE	883,874	15,341,285
Essilor International SA	100,672	14,298,778
Eurazeo SA	20,015	2,106,006
Eutelsat Communications	86,297	1,898,557
Faurecia SA	37,517	3,371,405
Fonciere des Regions	16,266	1,786,252
Gecina SA	23,038	4,496,365
Groupe Eurotunnel SA	231,684	3,250,414
Hermes International SCA	15,323	8,469,605
ICADE	16,283	1,764,871
Iliad SA	12,970	3,355,845
Imerys SA	17,684	1,894,766
Ingenico SA	29,060	3,308,485
Ipsen SA	17,512	2,455,762
JCDecaux SA	33,907	1,467,510
Kering SA	36,747	18,605,156
Klepierre SA	105,870	4,835,784
L'Oreal SA	122,168	27,772,183
Lagardere S.C.A. (Reg.)	56,774	1,770,653
Legrand SA	128,872	10,723,269
LVMH Moet Hennessy - Louis Vuitton SA	135,225	42,359,385
Michelin CGDE Series B	83,169	13,299,691
Natixis SA	458,286	4,172,936
Orange SA	966,002	17,455,352
Pernod Ricard SA	102,989	16,405,207
Peugeot Citroen SA	285,596	6,414,383
Publicis Groupe SA	100,491	6,944,684
Remy Cointreau SA	10,614	1,396,848
Renault SA	93,340	10,264,048
Rexel SA	149,215	2,689,944
Safran SA	161,752	18,274,937
Sanofi SA	551,309	48,653,917
Schneider Electric SA	274,959	25,762,914
SCOR SE	84,970	3,803,077
SEB SA	11,238	2,321,702
Societe Generale Series A	372,306	21,637,517
Sodexo SA	44,328	5,687,912
SR Teleperformance SA	28,012	4,246,430
Suez Environnement SA	179,546	2,677,213
Thales SA	51,326	5,758,082
Total SA	1,151,992	66,792,419
Ubisoft Entertainment SA (b)	29,301	2,507,945
Unibail-Rodamco	48,321	12,394,541
Valeo SA	116,415	9,177,975
Veolia Environnement SA	232,164	5,848,455
VINCI SA	244,418	26,416,405
Vivendi SA	501,079	14,700,569
Wendel SA	13,821	2,575,635
Zodiac Aerospace	100,030	3,108,532

TOTAL FRANCE		773,707,970

Germany - 9.2%
adidas AG	91,353	21,243,438
Allianz SE	218,089	55,160,471
Axel Springer Verlag AG	24,086	2,115,706
BASF AG	445,726	52,273,736
Bayer AG	401,302	52,585,555
Bayerische Motoren Werke AG (BMW)	160,526	18,329,718
Beiersdorf AG	48,946	5,803,431
Brenntag AG	75,740	4,910,508
Commerzbank AG (b)	516,684	8,504,861
Continental AG	53,454	16,040,617
Covestro AG (c)	78,643	9,039,439
Daimler AG (Germany)	467,455	42,790,588
Deutsche Bank AG	1,002,997	18,422,538
Deutsche Borse AG	93,731	12,045,946
Deutsche Lufthansa AG	115,924	4,136,417
Deutsche Post AG	471,101	22,266,970
Deutsche Telekom AG	1,616,109	28,346,616
Deutsche Wohnen AG (Bearer)	172,193	7,781,818
Drillisch AG	24,503	2,038,254
E.ON AG	1,067,135	11,216,734
Evonik Industries AG	80,673	3,185,074
Fraport AG Frankfurt Airport Services Worldwide	19,302	2,282,369
Fresenius Medical Care AG & Co. KGaA	104,945	12,096,165
Fresenius SE & Co. KGaA	201,912	17,668,197
GEA Group AG	89,771	4,461,551
Hannover Reuck SE	29,576	4,042,881
HeidelbergCement Finance AG	72,124	7,815,536
Henkel AG & Co. KGaA	49,296	6,169,308
Hochtief AG	9,525	1,720,649
Hugo Boss AG	31,215	2,867,094
Infineon Technologies AG	551,109	16,046,208
Innogy SE (c)	67,831	2,585,418
K&S AG (a)	88,888	2,496,318
KION Group AG	34,753	3,189,470
Lanxess AG	45,193	3,940,000
Linde AG (b)	10,013	2,444,060
Linde AG	82,026	18,697,710
MAN SE	16,352	1,944,915
Merck KGaA	62,869	6,870,402
Metro Wholesale & Food Specialist AG	89,174	1,937,495
MTU Aero Engines Holdings AG	25,236	4,521,172
Muenchener Rueckversicherungs AG	75,363	17,735,612
OSRAM Licht AG	48,805	4,263,383
ProSiebenSat.1 Media AG	114,166	4,373,668
RWE AG	251,309	5,029,645
SAP SE	476,874	53,953,786
Schaeffler AG	74,321	1,477,756
Siemens AG	371,195	56,348,955
Symrise AG	59,849	5,005,220
Telefonica Deutschland Holding AG	366,908	1,854,026
Thyssenkrupp AG	211,298	6,647,620
TUI AG (GB)	215,845	4,882,028
Uniper SE (a)	98,452	2,937,261
United Internet AG	60,625	4,418,288
Volkswagen AG	16,210	3,596,394
Vonovia SE	235,461	11,608,687
Wirecard AG	56,972	7,094,579
Zalando SE (a)(b)	54,616	3,199,205

TOTAL GERMANY		716,461,466

Hong Kong - 2.4%
AIA Group Ltd.	5,859,400	50,185,014
Bank of East Asia Ltd.	617,243	2,670,920
BOC Hong Kong (Holdings) Ltd.	1,799,000	9,187,430
CLP Holdings Ltd.	799,000	8,155,823
Galaxy Entertainment Group Ltd.	1,144,000	10,134,571
Hang Lung Group Ltd.	401,000	1,525,027
Hang Lung Properties Ltd.	946,000	2,503,269
Hang Seng Bank Ltd.	372,100	8,856,976
Henderson Land Development Co. Ltd.	592,150	4,140,618
Hong Kong & China Gas Co. Ltd.	4,080,430	8,064,204
Hong Kong Exchanges and Clearing Ltd.	568,266	21,531,584
Hysan Development Co. Ltd.	293,000	1,636,798
Link (REIT)	1,069,000	9,456,489
MTR Corp. Ltd.	739,174	4,233,220
New World Development Co. Ltd.	2,876,590	4,655,408
PCCW Ltd.	2,096,584	1,208,746
Power Assets Holdings Ltd.	680,500	6,050,223
Sino Land Ltd.	1,550,689	2,858,486
SJM Holdings Ltd.	825,000	824,721
Sun Hung Kai Properties Ltd.	705,000	12,247,704
Swire Pacific Ltd. (A Shares)	251,000	2,510,754
Swire Properties Ltd.	588,400	2,057,198
Techtronic Industries Co. Ltd.	675,000	4,495,599
Wharf Holdings Ltd.	561,000	2,298,460
Wheelock and Co. Ltd.	402,000	3,147,591

TOTAL HONG KONG		184,636,833

Ireland - 0.6%
AIB Group PLC	399,954	2,788,201
Bank Ireland Group PLC (b)	446,075	4,353,060
CRH PLC	405,370	15,054,716
DCC PLC (United Kingdom)	43,812	4,606,389
James Hardie Industries PLC CDI	215,828	3,793,069
Kerry Group PLC Class A	76,840	8,180,610
Paddy Power Betfair PLC (Ireland)	39,282	4,555,171
Ryanair Holdings PLC sponsored ADR (b)	12,007	1,473,379

TOTAL IRELAND		44,804,595

Isle of Man - 0.0%
Genting Singapore PLC	2,977,000	3,063,691
Israel - 0.5%
Azrieli Group	19,400	1,056,929
Bank Hapoalim BM (Reg.)	524,280	3,924,952
Bank Leumi le-Israel BM	709,492	4,363,328
Bezeq The Israel Telecommunication Corp. Ltd.	1,037,745	1,713,112
Check Point Software Technologies Ltd. (a)(b)	63,673	6,584,425
Elbit Systems Ltd. (Israel)	10,625	1,604,524
Frutarom Industries Ltd.	17,974	1,874,903
Israel Chemicals Ltd.	240,333	1,012,764
Mizrahi Tefahot Bank Ltd.	65,167	1,269,780
NICE Systems Ltd.	28,451	2,597,535
Teva Pharmaceutical Industries Ltd. sponsored ADR (a)	443,511	9,052,060

TOTAL ISRAEL		35,054,312

Italy - 2.0%
Assicurazioni Generali SpA	605,738	12,010,303
Atlantia SpA	222,348	7,365,178
Davide Campari-Milano SpA	270,959	2,156,383
Enel SpA	3,943,669	25,071,481
Eni SpA	1,233,883	22,212,643
Intesa Sanpaolo SpA	6,569,521	25,812,562
Intesa Sanpaolo SpA (Risparmio Shares)	421,338	1,607,001
Leonardo SpA	198,543	2,395,990
Luxottica Group SpA	82,300	5,292,901
Mediobanca SpA	277,909	3,378,611
Poste Italiane SpA (c)	257,130	2,127,414
Prysmian SpA	101,513	3,571,788
Recordati SpA	49,627	2,259,400
Snam Rete Gas SpA	1,102,086	5,362,348
Telecom Italia SpA (b)	5,597,949	5,037,438
Terna SpA	690,874	4,158,394
UniCredit SpA	971,938	21,414,269
UniCredit SpA rights 2/21/18 (b)	971,938	4,820
Unipolsai SpA	465,218	1,201,968

TOTAL ITALY		152,440,892

Japan - 23.7%
ABC-MART, Inc.	15,900	1,034,633
ACOM Co. Ltd. (b)	194,300	850,114
AEON Co. Ltd.	295,600	5,046,550
AEON Financial Service Co. Ltd.	54,000	1,350,975
AEON MALL Co. Ltd.	54,200	1,194,310
Air Water, Inc.	70,300	1,508,555
Aisin Seiki Co. Ltd.	85,900	5,027,863
Ajinomoto Co., Inc.	263,400	5,010,365
Alfresa Holdings Corp.	88,200	2,146,780
All Nippon Airways Ltd.	53,900	2,198,853
Alps Electric Co. Ltd.	97,500	2,817,516
Amada Holdings Co. Ltd.	169,100	2,515,291
Aozora Bank Ltd.	55,950	2,272,541
Asahi Glass Co. Ltd.	98,100	4,319,877
Asahi Group Holdings	187,600	9,478,020
Asahi Kasei Corp.	612,500	8,035,994
Asics Corp.	73,100	1,206,921
Astellas Pharma, Inc.	1,004,100	13,205,129
Bandai Namco Holdings, Inc.	98,200	3,213,640
Bank of Kyoto Ltd.	27,700	1,560,718
Benesse Holdings, Inc.	32,700	1,232,150
Bridgestone Corp.	315,700	15,408,072
Brother Industries Ltd.	116,000	2,979,911
Calbee, Inc.	36,000	1,271,945
Canon, Inc.	517,100	20,632,293
Casio Computer Co. Ltd.	88,100	1,341,573
Central Japan Railway Co.	69,800	13,259,253
Chiba Bank Ltd.	346,000	3,012,171
Chubu Electric Power Co., Inc.	317,700	4,003,648
Chugai Pharmaceutical Co. Ltd.	108,600	5,739,750
Chugoku Electric Power Co., Inc.	132,000	1,462,272
Coca-Cola West Co. Ltd.	57,700	2,044,090
Concordia Financial Group Ltd.	601,600	3,668,388
Credit Saison Co. Ltd.	79,500	1,452,481
CYBERDYNE, Inc. (a)(b)	47,100	816,324
Dai Nippon Printing Co. Ltd.	127,700	2,855,553
Dai-ichi Mutual Life Insurance Co.	523,000	11,028,813
Daicel Chemical Industries Ltd.	139,000	1,690,250
Daifuku Co. Ltd.	48,500	3,265,537
Daiichi Sankyo Kabushiki Kaisha	275,700	9,256,286
Daikin Industries Ltd.	120,800	14,575,822
Dainippon Sumitomo Pharma Co. Ltd.	76,000	1,121,932
Daito Trust Construction Co. Ltd.	33,500	5,871,345
Daiwa House Industry Co. Ltd.	274,700	10,880,478
Daiwa House REIT Investment Corp.	715	1,757,585
Daiwa Securities Group, Inc.	785,000	5,650,851
DeNA Co. Ltd.	50,100	1,088,117
DENSO Corp.	231,300	14,540,865
Dentsu, Inc.	104,800	4,702,317
Disco Corp.	14,100	3,325,303
Don Quijote Holdings Co. Ltd.	58,500	3,241,255
East Japan Railway Co.	158,800	15,850,581
Eisai Co. Ltd.	129,600	7,375,658
Electric Power Development Co. Ltd.	72,100	2,055,268
FamilyMart Co. Ltd.	40,600	2,730,539
Fanuc Corp.	94,100	25,540,476
Fast Retailing Co. Ltd.	25,700	11,502,893
Fuji Electric Co. Ltd.	275,000	2,270,438
Fujifilm Holdings Corp.	199,500	7,690,115
Fujitsu Ltd.	954,000	7,043,960
Fukuoka Financial Group, Inc.	385,000	2,240,249
Hakuhodo DY Holdings, Inc.	106,400	1,602,041
Hamamatsu Photonics K.K.	70,500	2,615,923
Hankyu Hanshin Holdings, Inc.	116,600	4,710,831
Hikari Tsushin, Inc.	10,200	1,486,720
Hino Motors Ltd.	128,200	1,704,825
Hirose Electric Co. Ltd.	15,900	2,394,042
Hisamitsu Pharmaceutical Co., Inc.	28,500	1,953,289
Hitachi Chemical Co. Ltd.	48,900	1,252,651
Hitachi Construction Machinery Co. Ltd.	53,300	2,397,411
Hitachi High-Technologies Corp.	30,900	1,458,983
Hitachi Ltd.	2,345,000	18,712,630
Hitachi Metals Ltd.	99,400	1,356,310
Honda Motor Co. Ltd.	835,000	29,446,918
Hoshizaki Corp.	25,200	2,390,737
Hoya Corp.	189,100	9,712,747
Hulic Co. Ltd.	147,800	1,879,056
Idemitsu Kosan Co. Ltd.	66,400	2,492,564
IHI Corp.	72,000	2,418,393
Iida Group Holdings Co. Ltd.	68,700	1,363,378
INPEX Corp.	461,300	6,016,058
Isetan Mitsukoshi Holdings Ltd.	166,900	2,005,043
Isuzu Motors Ltd.	267,900	4,536,625
Itochu Corp.	725,500	14,275,444
J. Front Retailing Co. Ltd.	120,700	2,218,508
Japan Airlines Co. Ltd.	54,300	2,051,861
Japan Airport Terminal Co. Ltd.	22,100	858,578
Japan Exchange Group, Inc.	253,400	4,575,827
Japan Post Bank Co. Ltd.	196,900	2,665,068
Japan Post Holdings Co. Ltd.	764,100	9,134,224
Japan Prime Realty Investment Corp.	390	1,378,556
Japan Real Estate Investment Corp.	613	3,162,669
Japan Retail Fund Investment Corp.	1,251	2,496,956
Japan Tobacco, Inc.	533,300	17,673,457
JFE Holdings, Inc.	253,100	6,017,311
JGC Corp.	102,400	2,225,501
JSR Corp.	95,300	2,265,290
JTEKT Corp.	110,500	1,984,126
JX Holdings, Inc.	1,496,400	9,962,435
Kajima Corp.	435,000	4,318,717
Kakaku.com, Inc.	66,600	1,170,134
Kamigumi Co. Ltd.	55,000	1,210,525
Kaneka Corp.	133,000	1,238,038
Kansai Electric Power Co., Inc.	345,300	4,302,682
Kansai Paint Co. Ltd.	100,700	2,490,804
Kao Corp.	240,100	16,684,234
Kawasaki Heavy Industries Ltd.	73,100	3,026,904
KDDI Corp.	878,400	22,292,301
Keihan Electric Railway Co., Ltd.	44,800	1,420,236
Keihin Electric Express Railway Co. Ltd.	115,800	2,288,673
Keio Corp.	57,300	2,728,406
Keisei Electric Railway Co.	68,300	2,319,393
Keyence Corp.	47,200	28,844,271
Kikkoman Corp.	72,600	3,014,350
Kintetsu Group Holdings Co. Ltd.	89,500	3,543,659
Kirin Holdings Co. Ltd.	421,100	10,548,607
Kobe Steel Ltd. (b)	152,100	1,583,736
Koito Manufacturing Co. Ltd.	54,700	3,863,903
Komatsu Ltd.	448,100	17,611,450
Konami Holdings Corp.	45,900	2,644,924
Konica Minolta, Inc.	221,600	2,218,259
Kose Corp.	14,900	2,573,217
Kubota Corp.	512,000	10,464,014
Kuraray Co. Ltd.	175,700	3,300,226
Kurita Water Industries Ltd.	45,900	1,506,825
Kyocera Corp.	155,700	10,393,852
Kyowa Hakko Kirin Co., Ltd.	128,200	2,500,997
Kyushu Electric Power Co., Inc.	212,200	2,332,824
Kyushu Financial Group, Inc.	163,000	979,367
Kyushu Railway Co.	74,700	2,402,441
Lawson, Inc.	23,900	1,620,789
LINE Corp. (b)	20,800	929,796
Lion Corp.	110,300	2,069,642
LIXIL Group Corp.	131,200	3,697,033
M3, Inc.	103,700	3,801,419
Mabuchi Motor Co. Ltd.	22,500	1,338,811
Makita Corp.	108,700	5,135,439
Marubeni Corp.	800,300	6,019,016
Marui Group Co. Ltd.	93,700	1,712,682
Maruichi Steel Tube Ltd.	26,600	800,584
Mazda Motor Corp.	276,200	3,890,475
McDonald's Holdings Co. (Japan) Ltd.	30,900	1,391,386
Mebuki Financial Group, Inc.	496,590	2,267,135
Medipal Holdings Corp.	80,100	1,563,567
Meiji Holdings Co. Ltd.	59,100	4,956,808
Minebea Mitsumi, Inc.	188,400	4,287,889
Misumi Group, Inc.	138,200	4,184,195
Mitsubishi Chemical Holdings Corp.	694,200	7,571,157
Mitsubishi Corp.	732,600	20,531,385
Mitsubishi Electric Corp.	937,600	17,255,719
Mitsubishi Estate Co. Ltd.	607,600	11,687,039
Mitsubishi Gas Chemical Co., Inc.	89,200	2,528,445
Mitsubishi Heavy Industries Ltd.	155,500	5,867,787
Mitsubishi Materials Corp.	55,200	2,054,947
Mitsubishi Motors Corp. of Japan	312,300	2,323,819
Mitsubishi Tanabe Pharma Corp.	111,700	2,271,679
Mitsubishi UFJ Financial Group, Inc.	5,786,000	43,750,105
Mitsubishi UFJ Lease & Finance Co. Ltd.	209,800	1,359,730
Mitsui & Co. Ltd.	827,300	14,555,913
Mitsui Chemicals, Inc.	91,000	2,869,221
Mitsui Fudosan Co. Ltd.	433,200	11,408,685
Mitsui OSK Lines Ltd.	57,000	2,053,376
mixi, Inc.	21,400	944,941
Mizuho Financial Group, Inc.	11,723,200	22,224,283
MS&AD Insurance Group Holdings, Inc.	230,200	7,863,407
Murata Manufacturing Co. Ltd.	92,900	13,738,339
Nabtesco Corp.	55,700	2,648,470
Nagoya Railroad Co. Ltd.	91,400	2,412,773
NEC Corp.	128,600	3,888,223
New Hampshire Foods Ltd.	90,000	2,167,905
Nexon Co. Ltd. (b)	96,900	3,237,564
NGK Insulators Ltd.	129,800	2,655,658
NGK Spark Plug Co. Ltd.	74,300	1,967,510
Nidec Corp.	115,700	18,621,199
Nikon Corp.	167,800	3,272,354
Nintendo Co. Ltd.	55,000	24,910,314
Nippon Building Fund, Inc.	660	3,540,750
Nippon Electric Glass Co. Ltd.	38,100	1,575,332
Nippon Express Co. Ltd.	37,200	2,680,670
Nippon Paint Holdings Co. Ltd.	80,000	2,875,531
Nippon Prologis REIT, Inc.	861	1,976,556
Nippon Steel & Sumitomo Metal Corp.	368,600	9,407,467
Nippon Telegraph & Telephone Corp.	335,300	16,055,733
Nippon Yusen KK (b)	79,900	2,008,631
Nissan Chemical Industries Co. Ltd.	60,100	2,457,323
Nissan Motor Co. Ltd.	1,127,000	12,073,003
Nisshin Seifun Group, Inc.	93,200	1,873,542
Nissin Food Holdings Co. Ltd.	29,000	2,151,690
Nitori Holdings Co. Ltd.	38,800	6,190,704
Nitto Denko Corp.	80,100	7,359,583
NKSJ Holdings, Inc.	171,200	6,874,379
NOK Corp.	45,300	1,056,803
Nomura Holdings, Inc.	1,765,000	11,522,722
Nomura Real Estate Holdings, Inc.	56,000	1,341,628
Nomura Real Estate Master Fund, Inc.	1,864	2,594,830
Nomura Research Institute Ltd.	64,740	2,989,054
NSK Ltd.	180,300	2,990,232
NTT Data Corp.	305,800	3,610,084
NTT DOCOMO, Inc.	661,900	16,446,506
Obayashi Corp.	318,600	3,846,633
OBIC Co. Ltd.	31,900	2,493,153
Odakyu Electric Railway Co. Ltd.	145,800	3,220,380
Oji Holdings Corp.	419,000	2,878,810
Olympus Corp.	142,600	5,493,528
OMRON Corp.	93,500	5,860,419
Ono Pharmaceutical Co. Ltd.	200,300	4,948,861
Oracle Corp. Japan	18,900	1,526,527
Oriental Land Co. Ltd.	105,900	10,350,975
ORIX Corp.	643,200	12,048,218
Osaka Gas Co. Ltd.	180,700	3,594,618
Otsuka Corp.	25,700	2,163,634
Otsuka Holdings Co. Ltd.	189,600	8,422,531
Panasonic Corp.	1,070,400	15,892,446
Park24 Co. Ltd.	50,200	1,255,753
Pola Orbis Holdings, Inc.	45,200	1,769,445
Rakuten, Inc.	451,900	4,089,639
Recruit Holdings Co. Ltd.	534,600	13,055,388
Renesas Electronics Corp. (b)	245,100	2,888,313
Resona Holdings, Inc.	1,072,900	6,497,391
Ricoh Co. Ltd.	347,000	3,420,343
Rinnai Corp.	15,800	1,491,807
ROHM Co. Ltd.	45,800	5,045,578
Ryohin Keikaku Co. Ltd.	11,700	3,913,040
Sankyo Co. Ltd. (Gunma)	23,400	760,279
Santen Pharmaceutical Co. Ltd.	180,100	2,924,375
SBI Holdings, Inc. Japan	93,300	2,268,150
Secom Co. Ltd.	101,500	7,779,403
Sega Sammy Holdings, Inc.	79,100	1,107,161
Seibu Holdings, Inc.	104,600	2,096,586
Seiko Epson Corp.	137,200	3,342,002
Sekisui Chemical Co. Ltd.	197,100	3,768,634
Sekisui House Ltd.	283,700	5,212,522
Seven & i Holdings Co. Ltd.	365,200	15,068,084
Seven Bank Ltd.	283,000	1,045,983
Sharp Corp. (a)(b)	73,300	2,743,905
Shimadzu Corp.	124,000	3,149,813
Shimamura Co. Ltd.	10,300	1,210,920
SHIMANO, Inc.	36,000	5,160,182
SHIMIZU Corp.	271,600	2,793,705
Shin-Etsu Chemical Co. Ltd.	188,700	21,590,287
Shinsei Bank Ltd.	75,600	1,321,832
Shionogi & Co. Ltd.	143,800	7,959,409
Shiseido Co. Ltd.	184,300	9,465,122
Shizuoka Bank Ltd.	241,000	2,577,147
Showa Shell Sekiyu K.K.	88,700	1,260,971
SMC Corp.	27,800	13,700,781
SoftBank Corp.	400,500	33,276,711
Sohgo Security Services Co., Ltd.	35,400	1,926,047
Sony Corp.	613,300	29,414,525
Sony Financial Holdings, Inc.	80,700	1,484,298
Stanley Electric Co. Ltd.	70,100	2,853,417
Start Today Co. Ltd.	91,600	2,706,534
Subaru Corp.	298,600	9,945,918
Sumco Corp.	114,900	3,127,155
Sumitomo Chemical Co. Ltd.	763,000	5,614,122
Sumitomo Corp.	575,900	9,957,659
Sumitomo Electric Industries Ltd.	366,500	6,272,700
Sumitomo Heavy Industries Ltd.	57,800	2,650,656
Sumitomo Metal Mining Co. Ltd.	119,900	5,629,728
Sumitomo Mitsui Financial Group, Inc.	652,100	29,367,946
Sumitomo Mitsui Trust Holdings, Inc.	161,200	6,712,195
Sumitomo Realty & Development Co. Ltd.	173,000	6,674,422
Sumitomo Rubber Industries Ltd.	85,400	1,663,413
Sundrug Co. Ltd.	36,900	1,588,075
Suntory Beverage & Food Ltd.	68,500	3,285,442
Suzuken Co. Ltd.	33,200	1,415,180
Suzuki Motor Corp.	166,700	9,574,427
Sysmex Corp.	76,000	5,982,540
T&D Holdings, Inc.	254,200	4,557,860
Taiheiyo Cement Corp.	59,300	2,516,637
Taisei Corp.	99,900	5,098,955
Taisho Pharmaceutical Holdings Co. Ltd.	14,100	1,148,450
Taiyo Nippon Sanso Corp.	61,900	962,205
Takashimaya Co. Ltd.	145,000	1,508,785
Takeda Pharmaceutical Co. Ltd.	345,400	20,231,394
TDK Corp.	62,900	5,822,632
Teijin Ltd.	93,800	2,079,694
Temp Holdings Co., Ltd.	82,300	2,056,297
Terumo Corp.	156,700	7,669,630
The Hachijuni Bank Ltd.	194,200	1,154,747
The Suruga Bank Ltd.	86,200	1,747,634
THK Co. Ltd.	56,200	2,347,898
Tobu Railway Co. Ltd.	95,800	3,229,755
Toho Co. Ltd.	56,200	1,905,525
Toho Gas Co. Ltd.	37,200	1,092,286
Tohoku Electric Power Co., Inc.	211,600	2,738,675
Tokio Marine Holdings, Inc.	328,800	15,546,291
Tokyo Electric Power Co., Inc. (b)	714,700	2,902,140
Tokyo Electron Ltd.	76,100	14,355,681
Tokyo Gas Co. Ltd.	188,600	4,500,123
Tokyo Tatemono Co. Ltd.	97,300	1,568,742
Tokyu Corp.	256,800	4,307,396
Tokyu Fudosan Holdings Corp.	233,700	1,850,329
Toppan Printing Co. Ltd.	261,000	2,460,326
Toray Industries, Inc.	712,500	7,107,831
Toshiba Corp. (b)	3,164,000	9,054,166
Tosoh Corp.	143,600	3,306,000
Toto Ltd.	69,400	3,984,695
Toyo Seikan Group Holdings Ltd.	74,200	1,202,817
Toyo Suisan Kaisha Ltd.	41,300	1,680,576
Toyoda Gosei Co. Ltd.	31,400	835,652
Toyota Industries Corp.	79,200	5,177,339
Toyota Motor Corp.	1,266,550	87,261,991
Toyota Tsusho Corp.	104,300	4,238,877
Trend Micro, Inc.	58,700	3,177,609
Tsuruha Holdings, Inc.	18,100	2,527,835
Unicharm Corp.	195,700	5,241,936
United Urban Investment Corp.	1,511	2,389,417
USS Co. Ltd.	108,400	2,427,772
West Japan Railway Co.	79,500	5,980,154
Yahoo! Japan Corp.	699,300	3,372,986
Yakult Honsha Co. Ltd.	43,200	3,626,822
Yamada Denki Co. Ltd.	297,700	1,767,792
Yamaguchi Financial Group, Inc.	96,000	1,128,613
Yamaha Corp.	82,500	3,411,575
Yamaha Motor Co. Ltd.	135,900	4,540,422
Yamato Holdings Co. Ltd.	169,700	4,382,479
Yamazaki Baking Co. Ltd.	63,100	1,244,914
Yaskawa Electric Corp.	122,900	6,360,533
Yokogawa Electric Corp.	112,700	2,404,324
Yokohama Rubber Co. Ltd.	56,000	1,429,637

TOTAL JAPAN		1,844,326,417

Luxembourg - 0.3%
ArcelorMittal SA (Netherlands) (b)	322,201	11,690,837
Eurofins Scientific SA	5,421	3,533,482
Millicom International Cellular SA (depository receipt)	30,674	2,286,955
RTL Group SA	18,345	1,555,617
SES SA (France) (depositary receipt)	178,642	2,787,938
Tenaris SA	228,589	3,992,908

TOTAL LUXEMBOURG		25,847,737

Mauritius - 0.0%
Golden Agri-Resources Ltd.	3,326,200	963,528
Multi-National - 0.0%
HK Electric Investments & HK Electric Investments Ltd. unit	1,293,000	1,195,041
HKT Trust/HKT Ltd. unit	1,902,000	2,370,616

TOTAL MULTI-NATIONAL		3,565,657

Netherlands - 4.4%
ABN AMRO Group NV GDR	205,347	6,957,546
AEGON NV	856,186	5,850,744
AerCap Holdings NV (b)	68,340	3,697,194
Airbus Group NV	281,759	32,401,916
Akzo Nobel NV	122,318	11,453,576
Altice NV Class A (a)(b)	259,686	2,790,808
ASML Holding NV (Netherlands)	188,329	38,181,569
CNH Industrial NV	496,768	7,348,723
EXOR NV	52,792	4,078,142
Ferrari NV	59,592	7,105,658
Fiat Chrysler Automobiles NV	522,295	12,620,238
Heineken Holding NV	56,498	5,997,405
Heineken NV (Bearer)	125,803	14,144,631
ING Groep NV (Certificaten Van Aandelen)	1,885,496	37,022,234
Koninklijke Ahold Delhaize NV	621,554	13,867,276
Koninklijke Boskalis Westminster NV	42,504	1,696,055
Koninklijke DSM NV	88,009	9,093,247
Koninklijke KPN NV	1,654,346	5,797,251
Koninklijke Philips Electronics NV	456,592	18,610,589
NN Group NV	147,629	6,964,974
NXP Semiconductors NV (b)	167,778	20,187,049
QIAGEN NV (Germany)	106,387	3,558,364
Randstad Holding NV	58,490	4,130,527
RELX NV	467,562	10,399,686
STMicroelectronics NV (France)	309,171	7,382,969
Unilever NV (Certificaten Van Aandelen) (Bearer)	790,148	45,609,032
Vopak NV	31,773	1,435,504
Wolters Kluwer NV	146,146	7,735,110

TOTAL NETHERLANDS		346,118,017

New Zealand - 0.2%
Auckland International Airport Ltd.	440,278	2,172,279
Fisher & Paykel Healthcare Corp.	266,159	2,618,547
Fletcher Building Ltd.	347,318	1,999,016
Mercury Nz Ltd.	331,344	842,435
Meridian Energy Ltd.	661,479	1,413,683
Ryman Healthcare Group Ltd.	187,457	1,512,703
Spark New Zealand Ltd.	916,964	2,425,966

TOTAL NEW ZEALAND		12,984,629

Norway - 0.7%
DNB ASA	473,638	9,609,281
Gjensidige Forsikring ASA	93,336	1,760,440
Marine Harvest ASA	204,435	3,539,007
Norsk Hydro ASA	651,338	4,748,433
Orkla ASA	399,483	4,157,082
Schibsted ASA (B Shares)	48,105	1,450,844
Statoil ASA	557,218	13,056,354
Telenor ASA	363,403	8,508,898
Yara International ASA	86,977	4,180,230

TOTAL NORWAY		51,010,569

Papua New Guinea - 0.1%
Oil Search Ltd. ADR	673,838	4,110,348
Portugal - 0.1%
Energias de Portugal SA	1,168,501	4,104,179
Galp Energia SGPS SA Class B	242,690	4,631,162
Jeronimo Martins SGPS SA	124,121	2,643,627

TOTAL PORTUGAL		11,378,968

Singapore - 1.2%
Ascendas Real Estate Investment Trust	1,189,700	2,503,104
CapitaCommercial Trust (REIT)	1,173,358	1,672,648
CapitaLand Ltd.	1,266,700	3,707,980
CapitaMall Trust	1,236,200	1,978,975
City Developments Ltd.	202,400	2,045,909
ComfortDelgro Corp. Ltd.	1,004,700	1,608,378
DBS Group Holdings Ltd.	870,377	17,516,354
Hutchison Port Holdings Trust	2,433,762	1,010,011
Jardine Cycle & Carriage Ltd.	47,200	1,436,725
Keppel Corp. Ltd.	719,300	4,754,026
Oversea-Chinese Banking Corp. Ltd.	1,526,956	15,050,725
Sembcorp Industries Ltd.	470,800	1,220,247
Singapore Airlines Ltd.	273,700	2,359,771
Singapore Airport Terminal Service Ltd.	322,000	1,357,417
Singapore Exchange Ltd.	379,900	2,374,737
Singapore Press Holdings Ltd.	799,300	1,608,593
Singapore Technologies Engineering Ltd.	786,200	2,019,739
Singapore Telecommunications Ltd.	3,953,900	10,669,924
StarHub Ltd.	253,400	558,260
Suntec (REIT)	1,260,400	1,988,892
United Overseas Bank Ltd.	648,472	13,559,679
UOL Group Ltd.	244,591	1,706,059
Wilmar International Ltd.	799,100	1,949,322
Yangzijiang Shipbuilding Holdings Ltd.	1,027,800	1,253,606

TOTAL SINGAPORE		95,911,081

Spain - 3.3%
Abertis Infraestructuras SA	338,434	8,201,967
ACS Actividades de Construccion y Servicios SA	117,833	4,714,792
ACS Actividades de Construccion y Servicios SA rights 2/2/18 (b)	117,833	61,737
Aena Sme SA	33,011	7,190,784
Amadeus IT Holding SA Class A	212,724	16,501,435
Banco Bilbao Vizcaya Argentaria SA	3,235,433	30,363,097
Banco de Sabadell SA	2,591,688	6,158,697
Banco Santander SA (Spain)	7,838,469	58,225,665
Bankia SA	467,147	2,366,344
Bankinter SA	333,678	3,837,042
CaixaBank SA	1,741,842	9,395,713
Enagas SA	111,608	3,041,544
Endesa SA	155,164	3,486,854
Ferrovial SA	240,341	5,512,854
Gamesa Corporacion Tecnologica SA	116,829	1,823,266
Gas Natural SDG SA	169,525	3,915,864
Grifols SA	146,162	4,701,821
Iberdrola SA	2,832,199	23,060,005
Inditex SA	528,642	18,916,617
International Consolidated Airlines Group SA	308,841	2,806,792
MAPFRE SA (Reg.)	531,463	1,887,796
Red Electrica Corporacion SA	211,511	4,482,607
Repsol SA	607,592	11,432,263
Telefonica SA	2,196,578	22,533,675

TOTAL SPAIN		254,619,231

Sweden - 2.6%
Alfa Laval AB	144,092	3,779,720
ASSA ABLOY AB (B Shares)	485,576	10,763,574
Atlas Copco AB:
(A Shares)	327,970	15,378,991
(B Shares)	186,768	7,793,160
Boliden AB	133,986	4,859,605
Electrolux AB (B Shares)	117,917	4,163,062
Essity AB Class B	293,806	8,799,378
Getinge AB (B Shares)	105,419	1,443,509
H&M Hennes & Mauritz AB (B Shares)	460,312	8,146,292
Hexagon AB (B Shares)	125,498	7,474,233
Husqvarna AB (B Shares)	205,969	2,149,110
ICA Gruppen AB (a)	35,801	1,398,438
Industrivarden AB (C Shares)	77,405	2,061,867
Investor AB (B Shares)	221,333	10,816,805
Kinnevik AB (B Shares)	115,358	4,207,400
Lundbergfoeretagen AB	17,535	1,415,279
Lundin Petroleum AB	86,951	2,165,527
Nordea Bank AB	1,473,676	18,185,542
Sandvik AB	547,958	10,788,929
Securitas AB (B Shares)	154,534	2,860,288
Skandinaviska Enskilda Banken AB (A Shares)	737,000	9,309,887
Skanska AB (B Shares)	166,588	3,385,712
SKF AB (B Shares)	185,284	4,579,253
Svenska Handelsbanken AB (A Shares)	741,100	10,782,766
Swedbank AB (A Shares)	439,377	11,229,905
Swedish Match Co. AB	89,186	3,612,758
Tele2 AB (B Shares)	178,443	2,231,925
Telefonaktiebolaget LM Ericsson (B Shares)	1,491,460	9,592,825
TeliaSonera AB	1,267,287	6,360,639
Volvo AB (B Shares)	755,895	15,429,855

TOTAL SWEDEN		205,166,234

Switzerland - 7.9%
ABB Ltd. (Reg.)	893,796	24,912,578
Adecco SA (Reg.)	78,852	6,488,023
Baloise Holdings AG	23,563	3,855,649
Barry Callebaut AG	1,083	2,217,779
Clariant AG (Reg.)	114,807	3,286,015
Coca-Cola HBC AG	89,454	3,005,086
Compagnie Financiere Richemont SA Series A	253,096	24,275,977
Credit Suisse Group AG	1,179,117	22,805,335
Dufry AG (b)	17,380	2,701,999
Ems-Chemie Holding AG	4,034	2,964,551
Galenica AG	24,069	3,542,791
Geberit AG (Reg.)	17,929	8,494,965
Givaudan SA	4,475	10,769,809
Julius Baer Group Ltd.	108,793	7,473,674
Kuehne & Nagel International AG	26,467	4,859,748
Lafargeholcim Ltd. (Reg.)	220,542	13,506,198
Lindt & Spruengli AG	51	3,813,699
Lindt & Spruengli AG (participation certificate)	488	3,056,718
Lonza Group AG	36,092	10,039,451
Nestle SA (Reg. S)	1,509,530	130,396,170
Novartis AG	1,079,169	97,402,653
Pargesa Holding SA	18,752	1,710,497
Partners Group Holding AG	8,443	6,562,998
Roche Holding AG (participation certificate)	340,836	84,211,816
Schindler Holding AG:
(participation certificate)	20,172	5,058,442
(Reg.)	9,233	2,247,862
SGS SA (Reg.)	2,587	6,957,036
Sika AG	1,043	9,037,652
Sonova Holding AG Class B	25,681	4,141,518
Straumann Holding AG	5,050	3,857,695
Swatch Group AG (Bearer)	14,744	6,756,182
Swatch Group AG (Bearer) (Reg.)	28,232	2,440,252
Swiss Life Holding AG	15,750	5,914,182
Swiss Prime Site AG	35,376	3,420,725
Swiss Re Ltd.	152,468	15,037,940
Swisscom AG	12,617	6,891,735
UBS Group AG	1,776,697	36,077,973
Zurich Insurance Group AG	73,372	24,114,418

TOTAL SWITZERLAND		614,307,791

United Kingdom - 15.8%
3i Group PLC	472,125	6,243,609
Admiral Group PLC	97,851	2,567,496
Anglo American PLC (United Kingdom)	647,269	15,702,459
Antofagasta PLC	183,720	2,428,559
Ashtead Group PLC	241,588	7,220,544
Associated British Foods PLC	172,485	6,693,194
AstraZeneca PLC (United Kingdom)	614,028	42,621,690
Auto Trader Group PLC (c)	452,246	2,312,246
Aviva PLC	1,952,957	14,247,657
Babcock International Group PLC	118,564	1,154,834
BAE Systems PLC	1,543,188	13,019,992
Barclays PLC	8,263,314	23,500,147
Barratt Developments PLC	494,699	4,110,435
Berkeley Group Holdings PLC	63,521	3,576,947
BHP Billiton PLC	1,024,309	22,811,609
BP PLC	9,579,818	68,346,186
British American Tobacco PLC (United Kingdom)	1,112,480	76,034,334
British Land Co. PLC	475,933	4,518,088
BT Group PLC	4,086,231	14,929,263
Bunzl PLC	164,450	4,809,983
Burberry Group PLC	210,781	4,725,590
Capita Group PLC	309,797	802,754
Carnival PLC	90,910	6,414,133
Centrica PLC	2,710,391	5,135,621
Cobham PLC (b)	1,114,035	2,068,155
Coca-Cola European Partners PLC	108,254	4,347,481
Compass Group PLC	766,881	16,142,290
ConvaTec Group PLC (c)	669,774	1,922,879
Croda International PLC	64,674	4,117,540
Diageo PLC	1,221,413	43,961,559
Direct Line Insurance Group PLC	674,285	3,535,617
easyJet PLC	71,623	1,688,119
Fresnillo PLC	108,509	2,070,654
G4S PLC (United Kingdom)	762,311	3,077,170
GKN PLC	833,754	5,004,294
GlaxoSmithKline PLC	2,386,192	44,416,789
Hammerson PLC	378,999	2,652,940
Hargreaves Lansdown PLC	128,074	3,377,787
HSBC Holdings PLC (United Kingdom)	9,750,514	104,024,908
IMI PLC	134,324	2,534,668
Imperial Tobacco Group PLC	464,819	19,129,325
InterContinental Hotel Group PLC	88,563	5,925,160
Intertek Group PLC	78,882	5,626,911
Investec PLC	309,464	2,403,477
ITV PLC	1,777,876	4,215,610
J Sainsbury PLC	809,960	2,903,805
John Wood Group PLC	331,394	3,048,092
Johnson Matthey PLC	94,705	4,652,555
Kingfisher PLC	1,056,970	5,203,205
Land Securities Group PLC	356,288	5,067,861
Legal & General Group PLC	2,872,574	11,036,757
Lloyds Banking Group PLC	34,939,305	34,520,026
London Stock Exchange Group PLC	151,233	8,432,375
Marks & Spencer Group PLC	800,096	3,421,442
Mediclinic International PLC (a)	165,752	1,405,468
Meggitt PLC	384,675	2,535,371
Merlin Entertainments PLC (c)	350,035	1,633,133
Micro Focus International PLC	210,959	6,439,898
Mondi PLC	178,076	4,745,829
National Grid PLC	1,653,239	18,889,137
Next PLC	71,303	5,155,119
Old Mutual PLC	2,392,500	7,942,165
Pearson PLC	403,248	3,968,979
Persimmon PLC	149,156	5,298,714
Prudential PLC	1,253,718	33,938,251
Reckitt Benckiser Group PLC	324,064	31,294,897
RELX PLC	514,661	11,384,951
Rio Tinto PLC	598,750	33,328,238
Rolls-Royce Holdings PLC	802,771	9,961,246
Royal Bank of Scotland Group PLC (b)	1,731,675	7,083,275
Royal Dutch Shell PLC:
Class A (United Kingdom)	2,189,284	76,753,439
Class B (United Kingdom)	1,814,880	64,378,305
Royal Mail PLC	443,176	2,954,298
RSA Insurance Group PLC	492,920	4,336,410
Sage Group PLC	523,120	5,564,697
Schroders PLC	60,162	3,177,662
Scottish & Southern Energy PLC	482,668	8,951,072
Segro PLC	489,615	4,041,776
Severn Trent PLC	116,219	3,223,540
SKY PLC	498,224	7,491,401
Smith & Nephew PLC	423,621	7,622,426
Smiths Group PLC	191,862	4,354,558
St. James's Place Capital PLC	256,618	4,330,408
Standard Chartered PLC (United Kingdom) (b)	1,596,853	18,582,723
Standard Life PLC	1,299,518	7,850,988
Taylor Wimpey PLC	1,603,767	4,340,169
Tesco PLC	3,970,686	11,805,205
The Weir Group PLC	109,648	3,439,053
Travis Perkins PLC	123,525	2,561,527
Unilever PLC	612,192	34,647,806
United Utilities Group PLC	334,471	3,504,752
Vodafone Group PLC	12,939,347	41,248,512
Whitbread PLC	89,832	4,950,137
WM Morrison Supermarkets PLC	1,099,511	3,465,732

TOTAL UNITED KINGDOM		1,233,038,088

TOTAL COMMON STOCKS
(Cost $6,401,126,790)		7,613,666,777

Nonconvertible Preferred Stocks - 0.6%
Germany - 0.6%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	27,159	2,653,705
Fuchs Petrolub AG	34,596	1,889,917
Henkel AG & Co. KGaA	87,523	12,235,587
Porsche Automobil Holding SE (Germany)	74,429	6,875,105
Volkswagen AG	89,632	19,699,247

TOTAL GERMANY		43,353,561

Italy - 0.0%
Telecom Italia SpA (Risparmio Shares)	2,842,037	2,172,164
TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $35,117,016)		45,525,725

Money Market Funds - 1.7%
Fidelity Cash Central Fund, 1.39% (d)	96,260,998	96,280,250
Fidelity Securities Lending Cash Central Fund 1.40% (d)(e)	33,824,887	33,828,270
TOTAL MONEY MARKET FUNDS
(Cost $130,108,520)		130,108,520
TOTAL INVESTMENT IN SECURITIES - 100.1%
(Cost $6,566,352,326)		7,789,301,022
NET OTHER ASSETS (LIABILITIES) - (0.1)%(f)		(4,849,104)
NET ASSETS - 100%		$7,784,451,918

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	1,160	March 2018	$124,439,000	$55,370	$55,370

The notional amount of futures purchased as a percentage of Net Assets is 1.6%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security or a portion of the security is on loan at period end.

 (b) Non-income producing

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $33,382,282 or 0.4% of net assets.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

 (f) Includes $3,941,250 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$394,841
Fidelity Securities Lending Cash Central Fund	133,890
Total	$528,731

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$949,933,330	$434,898,951	$515,034,379	$--
Consumer Staples	830,579,837	251,607,558	578,972,279	--
Energy	404,219,622	68,955,340	335,264,282	--
Financials	1,659,558,140	905,918,401	753,639,739	--
Health Care	763,321,535	151,514,524	611,807,011	--
Industrials	1,130,365,824	493,695,146	636,670,678	--
Information Technology	495,089,624	113,594,773	381,494,851	--
Materials	633,953,770	318,304,709	315,649,061	--
Real Estate	268,454,038	194,800,685	73,653,353	--
Telecommunication Services	293,132,969	63,700,093	229,432,876	--
Utilities	230,583,813	156,359,990	74,223,823	--
Money Market Funds	130,108,520	130,108,520	--	--
Total Investments in Securities:	$7,789,301,022	$3,283,458,690	$4,505,842,332	$--
Derivative Instruments:
Assets
Futures Contracts	$55,370	$55,370	$--	$--
Total Assets	$55,370	$55,370	$--	$--
Total Derivative Instruments:	$55,370	$55,370	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$160,302,685
Level 2 to Level 1	$118,702,772

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® SAI Emerging Markets Index Fund

January 31, 2018

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers, Inc.

SV6-QTLY-0318
1.9867762.102

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.5%
	Shares	Value
Bermuda - 0.9%
Alibaba Health Information Technology Ltd.(a)(b)	2,036,000	$1,064,504
Alibaba Pictures Group Ltd.(a)(b)	7,920,000	1,103,565
Beijing Enterprises Water Group Ltd.	3,158,000	2,272,828
Brilliance China Automotive Holdings Ltd.	1,944,000	4,970,183
China Gas Holdings Ltd.	1,116,000	3,266,975
China Resource Gas Group Ltd.	578,000	1,902,616
Cosco Shipping Ports Ltd.	1,034,243	1,082,811
Credicorp Ltd. (United States)	43,635	10,107,175
GOME Electrical Appliances Holdings Ltd.	7,271,000	920,186
Haier Electronics Group Co. Ltd.	807,000	2,764,741
Kunlun Energy Co. Ltd.	2,124,000	2,106,989
Nine Dragons Paper (Holdings) Ltd.	1,049,000	1,633,311
Sihuan Pharmaceutical Holdings Group Ltd.	2,377,000	911,584

TOTAL BERMUDA		34,107,468

Brazil - 4.5%
Ambev SA	2,941,698	20,266,877
Atacadao Distribuicao Comercio e Industria Ltda (a)	248,300	1,254,749
Banco Bradesco SA	571,950	7,060,513
Banco do Brasil SA	553,205	6,889,885
Banco Santander SA (Brasil) unit	267,300	3,006,915
BB Seguridade Participacoes SA	444,358	4,338,976
BM&F BOVESPA SA	1,316,480	10,776,459
BR Malls Participacoes SA	545,916	2,201,827
Brasil Foods SA (a)	286,869	3,182,931
CCR SA	789,212	3,881,655
Centrais Eletricas Brasileiras SA (Electrobras) (a)	142,800	911,213
Cielo SA	782,731	6,603,832
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	219,600	2,507,548
Companhia Energetica de Minas Gerais (CEMIG) (a)	78,129	183,184
Companhia Energetica de Minas Gerais (CEMIG) (a)	4,503	9,795
Companhia Siderurgica Nacional SA (CSN) (a)	398,500	1,374,612
Cosan SA Industria e Comercio	104,200	1,427,272
Drogasil SA	147,800	3,916,746
EDP Energias do Brasil SA	206,930	890,461
Embraer SA	435,700	2,737,826
ENGIE Brasil Energia SA	111,096	1,253,230
Equatorial Energia SA	127,800	2,807,910
Fibria Celulose SA	160,100	2,757,780
Hypermarcas SA	228,900	2,610,868
JBS SA	529,200	1,669,322
Klabin SA unit	384,300	2,148,268
Kroton Educacional SA	889,782	4,538,279
Localiza Rent A Car SA	327,720	2,651,796
Lojas Renner SA	458,640	5,450,129
M. Dias Branco SA	65,400	1,175,599
Multiplan Empreendimentos Imobiliarios SA	53,273	1,212,939
Natura Cosmeticos SA	106,400	1,166,192
Odontoprev SA	170,900	892,049
Petroleo Brasileiro SA - Petrobras (ON) (a)	1,890,365	12,638,033
Porto Seguro SA	70,000	970,684
Qualicorp SA	143,800	1,380,679
Rumo SA	702,600	3,146,925
Sul America SA unit	127,052	809,528
Suzano Papel e Celulose SA	283,400	1,837,741
Terna Participacoes SA unit	112,700	712,776
TIM Participacoes SA	548,300	2,323,305
Ultrapar Participacoes SA	232,469	5,949,630
Vale SA	1,973,506	25,675,400
Vale SA sponsored ADR (b)	62,000	811,580
Weg SA	356,700	2,653,418

TOTAL BRAZIL		172,667,336

Cayman Islands - 16.4%
3SBio, Inc. (a)(b)	643,000	1,310,224
58.com, Inc. ADR (a)(b)	58,445	4,668,587
AAC Technology Holdings, Inc.	469,433	7,849,237
Agile Property Holdings Ltd.	1,024,000	1,837,863
Agile Property Holdings Ltd. rights (a)(c)	20,480	0
Airtac International Group	82,000	1,301,119
Alibaba Group Holding Ltd. sponsored ADR (a)(b)	740,249	151,225,468
Anta Sports Products Ltd.	694,000	3,344,621
Autohome, Inc. ADR Class A (b)	33,569	2,795,626
Baidu.com, Inc. sponsored ADR (a)	176,129	43,489,773
Chailease Holding Co. Ltd.	783,000	2,632,406
China Conch Venture Holdings Ltd.	1,009,000	2,824,759
China Huishan Dairy Holdings Co. Ltd. (a)(c)	2,302,000	123,595
China Medical System Holdings Ltd.	901,000	1,932,693
China Mengniu Dairy Co. Ltd.	1,770,000	5,781,097
China Resources Land Ltd.	1,788,812	7,134,530
China State Construction International Holdings Ltd.	1,348,500	1,951,387
Country Garden Holdings Co. Ltd.	3,417,000	7,347,119
Ctrip.com International Ltd. ADR (a)(b)	251,844	11,781,262
ENN Energy Holdings Ltd.	489,043	3,775,983
Evergrande Real Estate Group Ltd. (a)	2,099,000	6,936,160
Fullshare Holdings Ltd. (b)	4,317,500	2,036,596
GCL-Poly Energy Holdings Ltd. (a)(b)	8,339,000	1,439,110
Geely Automobile Holdings Ltd.	3,149,517	10,085,508
General Interface Solution Holding Ltd.	109,000	810,603
Haitian International Holdings Ltd.	409,000	1,278,346
Hengan International Group Co. Ltd.	465,500	4,463,002
JD.com, Inc. sponsored ADR (a)	421,284	20,739,811
Kingboard Chemical Holdings Ltd.	419,500	2,308,613
Kingsoft Corp. Ltd.	521,000	1,781,589
Lee & Man Paper Manufacturing Ltd.	1,059,000	1,248,168
Longfor Properties Co. Ltd.	943,500	3,081,619
Meitu, Inc. (a)(d)	819,000	1,139,092
Momo, Inc. ADR (a)(b)	69,245	2,183,295
NetEase, Inc. ADR (b)	50,897	16,295,184
New Oriental Education & Technology Group, Inc. sponsored ADR	85,903	7,910,807
Nexteer Auto Group Ltd.	561,000	1,201,941
Semiconductor Manufacturing International Corp. (a)(b)	1,883,400	2,710,475
Shenzhou International Group Holdings Ltd.	484,000	4,996,133
Shimao Property Holdings Ltd.	759,500	2,267,048
SINA Corp. (a)	37,031	4,341,885
Sino Biopharmaceutical Ltd.	2,867,000	5,284,928
SOHO China Ltd.	1,326,000	788,211
Sunac China Holdings Ltd. (b)	1,548,000	7,430,653
Sunny Optical Technology Group Co. Ltd.	457,000	6,326,897
TAL Education Group ADR	183,741	5,984,444
Tencent Holdings Ltd.	3,660,400	216,283,699
Tingyi (Cayman Islands) Holding Corp.	1,258,000	2,621,286
Vipshop Holdings Ltd. ADR (a)	262,127	4,332,959
Want Want China Holdings Ltd.	3,262,418	2,881,799
Weibo Corp. sponsored ADR (a)(b)	29,866	3,869,738
YY, Inc. ADR (a)	27,657	3,677,275
Zhen Ding Technology Holding Ltd.	262,000	599,791

TOTAL CAYMAN ISLANDS		622,444,014

Chile - 1.1%
AES Gener SA	1,828,645	587,000
Aguas Andinas SA	1,704,760	1,148,139
Banco de Chile	15,476,228	2,644,024
Banco de Credito e Inversiones	28,505	2,189,310
Banco Santander Chile	42,308,477	3,573,723
Cencosud SA	939,396	2,926,506
Colbun SA	5,295,955	1,316,895
Compania Cervecerias Unidas SA	94,211	1,349,441
Compania de Petroleos de Chile SA (COPEC)	293,309	5,074,266
CorpBanca SA	98,227,527	997,217
Empresa Nacional de Electricidad SA	2,068,083	1,978,612
Empresa Nacional de Telecomunicaciones SA (ENTEL)	97,085	1,159,873
Empresas CMPC SA	786,802	3,094,844
Enel Chile SA	12,593,673	1,587,710
Enersis SA	18,375,825	4,298,046
LATAM Airlines Group SA	199,834	3,457,473
S.A.C.I. Falabella	468,959	4,924,291

TOTAL CHILE		42,307,370

China - 10.2%
Agricultural Bank of China Ltd. (H Shares)	16,688,297	10,239,986
Air China Ltd. (H Shares)	1,170,000	1,711,031
Aluminum Corp. of China Ltd. (H Shares) (a)(b)	2,500,000	1,690,725
Anhui Conch Cement Co. Ltd. (H Shares)	797,000	4,391,185
AviChina Industry & Technology Co. Ltd. (H Shares)	1,365,000	731,127
Bank Communications Co. Ltd. (H Shares)	5,621,176	4,871,952
Bank of China Ltd. (H Shares)	51,011,464	30,713,888
Beijing Capital International Airport Co. Ltd. (H Shares)	986,000	1,494,885
BYD Co. Ltd. (H Shares) (b)	412,500	3,881,157
CGN Power Co. Ltd. (H Shares) (d)	6,662,447	1,882,228
China Cinda Asset Management Co. Ltd. (H Shares)	5,722,000	2,421,151
China CITIC Bank Corp. Ltd. (H Shares)	5,754,051	4,737,025
China Communications Construction Co. Ltd. (H Shares)	2,895,000	3,456,540
China Communications Services Corp. Ltd. (H Shares)	1,530,000	972,062
China Construction Bank Corp. (H Shares)	54,041,000	62,042,938
China Everbright Bank Co. Ltd. (H Shares)	1,710,000	968,380
China Galaxy Securities Co. Ltd. (H Shares)	2,134,000	1,743,177
China Huarong Asset Management Co. Ltd.	6,512,000	3,288,195
China Life Insurance Co. Ltd. (H Shares)	4,778,747	16,091,006
China Longyuan Power Grid Corp. Ltd. (H Shares)	2,011,000	1,470,463
China Merchants Bank Co. Ltd. (H Shares)	2,496,921	12,240,982
China Minsheng Banking Corp. Ltd. (H Shares)	3,602,051	4,121,155
China Molybdenum Co. Ltd. (H Shares)	2,394,000	1,842,327
China National Building Materials Co. Ltd. (H Shares) (b)	1,846,000	1,972,805
China Oilfield Services Ltd. (H Shares)	1,158,000	1,381,136
China Pacific Insurance (Group) Co. Ltd. (H Shares)	1,687,128	8,562,186
China Petroleum & Chemical Corp. (H Shares)	16,366,704	14,147,648
China Railway Construction Corp. Ltd. (H Shares)	1,199,500	1,458,233
China Railway Group Ltd. (H Shares)	2,439,000	1,873,839
China Shenhua Energy Co. Ltd. (H Shares)	2,178,602	6,781,456
China Southern Airlines Ltd. (H Shares)	1,150,000	1,499,492
China Telecom Corp. Ltd. (H Shares)	8,975,689	4,440,428
China Vanke Co. Ltd. (H Shares)	759,500	3,718,542
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	1,545,646	1,400,885
CITIC Securities Co. Ltd. (H Shares)	1,487,000	3,953,852
CRRC Corp. Ltd. (H Shares)	2,729,000	2,703,655
Dongfeng Motor Group Co. Ltd. (H Shares)	1,768,000	2,309,826
Fuyao Glass Industries Group Co. Ltd.	320,000	1,356,062
GF Securities Co. Ltd. (H Shares)	838,828	1,874,392
Great Wall Motor Co. Ltd. (H Shares)	1,982,500	2,420,264
Guangzhou Automobile Group Co. Ltd. (H Shares)	1,350,000	3,058,043
Guangzhou R&F Properties Co. Ltd. (H Shares)	618,000	1,738,030
Haitong Securities Co. Ltd. (H Shares)	2,135,600	3,488,967
Huaneng Power International, Inc. (H Shares)	2,666,186	1,721,186
Huaneng Renewables Corp. Ltd. (H Shares)	3,034,000	1,051,068
Huatai Securities Co. Ltd. (H Shares) (d)	1,060,400	2,402,036
Industrial & Commercial Bank of China Ltd. (H Shares)	47,383,000	44,822,944
Jiangsu Expressway Co. Ltd. (H Shares)	864,000	1,332,009
Jiangxi Copper Co. Ltd. (H Shares)	793,000	1,342,169
New China Life Insurance Co. Ltd. (H Shares)	498,100	3,244,194
People's Insurance Co. of China Group (H Shares)	4,485,552	2,563,123
PetroChina Co. Ltd. (H Shares)	13,546,790	10,691,225
PICC Property & Casualty Co. Ltd. (H Shares)	2,954,379	6,133,358
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	3,348,541	39,659,492
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	1,200,000	888,190
Shanghai Electric Group Co. Ltd. (H Shares) (a)	1,696,000	689,444
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)	317,500	1,844,691
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	571,945	867,069
Shanghai Pharma Holding Co. Ltd. (H Shares)	560,009	1,467,557
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	2,122,000	1,299,353
Sinopharm Group Co. Ltd. (H Shares)	762,000	3,365,496
TravelSky Technology Ltd. (H Shares)	597,000	1,873,579
Tsingtao Brewery Co. Ltd. (H Shares)	252,000	1,404,537
Weichai Power Co. Ltd. (H Shares)	1,242,000	1,552,768
Yanzhou Coal Mining Co. Ltd. (H Shares)	1,188,000	2,071,462
Zhejiang Expressway Co. Ltd. (H Shares)	858,000	1,015,651
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	350,527	1,940,240
Zijin Mng Group Co. Ltd. (H Shares)	3,476,000	1,750,742
ZTE Corp. (H Shares) (a)	460,000	1,675,903

TOTAL CHINA		385,812,792

Colombia - 0.3%
Bancolombia SA	155,610	1,783,103
Cementos Argos SA	287,215	1,143,599
Ecopetrol SA	3,078,179	2,885,120
Grupo de Inversiones Suramerica SA	152,432	2,154,892
Interconexion Electrica SA ESP	249,734	1,258,352
Inversiones Argos SA	174,172	1,266,708

TOTAL COLOMBIA		10,491,774

Czech Republic - 0.2%
Ceske Energeticke Zavody A/S	106,766	2,735,021
Komercni Banka A/S	48,263	2,216,661
MONETA Money Bank A/S (d)	350,208	1,454,498
Telefonica Czech Rep A/S	39,027	544,449

TOTAL CZECH REPUBLIC		6,950,629

Egypt - 0.1%
Commercial International Bank SAE	683,374	3,019,074
EFG-Hermes Holding SAE	280,000	323,760
Global Telecom Holding (a)	1,290,372	498,320

TOTAL EGYPT		3,841,154

Greece - 0.3%
Alpha Bank AE (a)	890,190	2,167,327
EFG Eurobank Ergasias SA (a)	1,187,615	1,327,035
Ff Group (a)	20,959	501,697
Greek Organization of Football Prognostics SA	142,257	1,907,487
Hellenic Telecommunications Organization SA	155,844	2,447,625
Jumbo SA	63,626	1,257,598
National Bank of Greece SA (a)	3,762,518	1,590,961
Piraeus Bank SA (a)	180,073	811,558
Titan Cement Co. SA (Reg.)	29,062	891,224

TOTAL GREECE		12,902,512

Hong Kong - 3.3%
Beijing Enterprises Holdings Ltd.	321,927	1,977,411
BYD Electronic International Co. Ltd.	434,000	1,069,653
China Everbright International Ltd.	1,542,000	2,357,554
China Everbright Ltd.	566,000	1,396,432
China Jinmao Holdings Group Ltd.	3,340,000	2,177,523
China Merchants Holdings International Co. Ltd.	836,880	2,214,520
China Mobile Ltd.	3,942,571	41,516,833
China Overseas Land and Investment Ltd.	2,465,202	9,548,634
China Resources Beer Holdings Co. Ltd.	1,048,144	3,959,356
China Resources Pharmaceutical Group Ltd.	1,277,500	1,682,071
China Resources Power Holdings Co. Ltd.	1,199,940	2,214,995
China Taiping Insurance Group Ltd.	1,040,055	4,493,856
China Unicom Ltd. (a)	3,940,814	5,907,320
CITIC Pacific Ltd.	3,793,941	5,984,830
CNOOC Ltd.	11,471,584	18,031,756
CSPC Pharmaceutical Group Ltd.	3,019,963	6,701,892
Far East Horizon Ltd.	1,237,000	1,333,041
Fosun International Ltd.	1,665,754	3,935,129
Guangdong Investment Ltd.	1,909,126	2,840,754
Lenovo Group Ltd.	4,482,000	2,584,012
Shanghai Industrial Holdings Ltd.	372,241	1,089,697
Sino-Ocean Group Holding Ltd.	1,925,000	1,592,139
Sun Art Retail Group Ltd.	873,471	1,185,821

TOTAL HONG KONG		125,795,229

Hungary - 0.3%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	242,997	2,968,523
OTP Bank PLC	153,346	7,109,291
Richter Gedeon PLC	96,173	2,471,705

TOTAL HUNGARY		12,549,519

India - 8.3%
ACC Ltd.	28,550	770,459
Adani Ports & Special Economic Zone Ltd.	473,325	3,193,603
Ambuja Cements Ltd.	371,973	1,532,135
Ashok Leyland Ltd.	750,141	1,488,244
Asian Paints Ltd.	186,084	3,303,313
Aurobindo Pharma Ltd.	164,292	1,627,282
Axis Bank Ltd.	1,075,062	10,040,227
Bajaj Auto Ltd.	54,333	2,852,696
Bajaj Finance Ltd.	105,949	2,796,830
Bajaj Finserv Ltd.	24,422	1,849,075
Bharat Forge Ltd.	131,961	1,488,817
Bharat Heavy Electricals Ltd.	550,258	867,461
Bharat Petroleum Corp. Ltd.	489,897	3,794,467
Bharti Airtel Ltd.	768,358	5,317,216
Bharti Infratel Ltd.	418,995	2,317,459
Bosch Ltd.	4,519	1,379,322
Britannia Industries Ltd.	18,547	1,366,849
Cadila Healthcare Ltd.	122,300	819,310
Cipla Ltd. (a)	221,180	2,060,600
Coal India Ltd.	444,688	2,095,757
Container Corp. of India Ltd.	24,205	529,456
Dabur India Ltd.	342,832	1,918,047
Dr. Reddy's Laboratories Ltd.	67,240	2,357,302
Dr. Reddy's Laboratories Ltd. sponsored ADR (b)	6,000	206,760
Eicher Motors Ltd.	8,660	3,668,319
GAIL India Ltd.	328,356	2,472,486
Glenmark Pharmaceuticals Ltd.	85,811	818,418
Godrej Consumer Products Ltd.	153,870	2,550,136
Grasim Industries Ltd.	213,178	3,890,767
Havells India Ltd.	156,316	1,284,639
HCL Technologies Ltd.	358,067	5,557,756
Hero Motocorp Ltd.	32,612	1,894,046
Hindalco Industries Ltd.	766,372	3,088,518
Hindustan Petroleum Corp. Ltd.	393,151	2,459,977
Hindustan Unilever Ltd.	417,475	8,994,169
Housing Development Finance Corp. Ltd.	972,816	29,942,101
ICICI Bank Ltd.	1,520,470	8,417,440
Idea Cellular Ltd. (a)	925,196	1,355,188
IDFC Bank Ltd.	850,591	760,125
Indiabulls Housing Finance Ltd.	203,979	4,463,886
Indian Oil Corp. Ltd.	374,937	2,463,400
Infosys Ltd.	1,117,004	20,174,938
ITC Ltd.	2,179,426	9,306,108
JSW Steel Ltd.	562,930	2,567,992
Larsen & Toubro Ltd.	308,186	6,868,242
LIC Housing Finance Ltd.	194,913	1,640,477
Lupin Ltd. (a)	144,983	2,015,870
Mahindra & Mahindra Financial Services Ltd. (a)	175,467	1,279,562
Mahindra & Mahindra Ltd.	480,958	5,773,993
Marico Ltd.	276,705	1,346,956
Maruti Suzuki India Ltd.	67,386	10,082,137
Motherson Sumi Systems Ltd.	410,547	2,362,777
Nestle India Ltd.	14,942	1,755,885
NTPC Ltd.	1,057,407	2,832,340
Oil & Natural Gas Corp. Ltd.	821,658	2,630,055
Petronet LNG Ltd.	299,976	1,202,311
Piramal Enterprises Ltd. (a)	48,480	2,092,206
Piramal Enterprises Ltd. rights 4/30/18 (a)	2,107	12,033
Power Finance Corp. Ltd.	393,748	723,565
Reliance Industries Ltd.	1,671,212	25,275,898
Rural Electrification Corp. Ltd.	443,469	1,084,950
Shree Cement Ltd.	5,206	1,409,314
Shriram Transport Finance Co. Ltd.	95,780	2,079,176
Siemens India Ltd.	45,463	931,183
State Bank of India	1,106,612	5,453,842
Sun Pharmaceutical Industries Ltd.	620,391	5,660,238
Tata Consultancy Services Ltd.	295,011	14,445,838
Tata Motors Ltd. (a)	1,023,210	6,402,089
Tata Motors Ltd. Class A (a)	241,101	851,781
Tata Power Co. Ltd.	727,782	1,019,078
Tata Steel Ltd. (c)	185,302	2,055,494
Tata Steel Ltd.:
rights 4/30/18	29,648	0
rights 4/30/18	14,824	0
Tech Mahindra Ltd.	300,532	2,896,805
Titan Co. Ltd. (a)	199,651	2,731,380
Ultratech Cemco Ltd.	57,259	3,947,592
United Spirits Ltd. (a)	37,289	1,927,576
UPL Ltd. (a)	227,753	2,694,802
Vakrangee Ltd.	272,834	1,565,705
Vedanta Ltd. (a)	968,113	5,184,035
Wipro Ltd.	780,564	3,741,942
Yes Bank Ltd.	1,088,684	6,070,321
Zee Entertainment Enterprises Ltd. (a)	341,992	3,194,472

TOTAL INDIA		315,345,016

Indonesia - 2.1%
PT Adaro Energy Tbk	9,218,800	1,686,975
PT AKR Corporindo Tbk	1,149,600	534,508
PT Astra International Tbk	13,043,159	8,280,752
PT Bank Central Asia Tbk	6,331,170	10,746,225
PT Bank Danamon Indonesia Tbk Series A	2,079,000	1,110,270
PT Bank Mandiri (Persero) Tbk	12,025,898	7,320,541
PT Bank Negara Indonesia (Persero) Tbk	4,845,400	3,401,932
PT Bank Rakyat Indonesia Tbk	35,650,405	9,852,224
PT Bank Tabungan Negara Tbk	2,718,600	743,181
PT Bumi Serpong Damai Tbk	4,604,200	625,884
PT Charoen Pokphand Indonesia Tbk	4,938,600	1,272,597
PT Gudang Garam Tbk	309,200	1,871,805
PT Hanjaya Mandala Sampoerna Tbk	5,854,300	2,142,590
PT Indocement Tunggal Prakarsa Tbk	1,181,300	1,923,467
PT Indofood CBP Sukses Makmur Tbk	1,428,100	930,662
PT Indofood Sukses Makmur Tbk	2,776,100	1,606,959
PT Jasa Marga Tbk	1,413,897	601,950
PT Kalbe Farma Tbk	13,390,200	1,665,211
PT Matahari Department Store Tbk	1,625,000	1,350,273
PT Pakuwon Jati Tbk	13,894,300	736,823
PT Perusahaan Gas Negara Tbk Series B	6,990,400	1,362,732
PT Semen Gresik (Persero) Tbk	1,835,048	1,528,236
PT Surya Citra Media Tbk	3,724,800	748,382
PT Telkomunikasi Indonesia Tbk Series B	32,375,465	9,647,842
PT Tower Bersama Infrastructure Tbk	1,447,500	664,908
PT Unilever Indonesia Tbk	982,139	3,990,616
PT United Tractors Tbk	1,076,400	3,127,457
PT Waskita Karya Persero Tbk	2,827,900	597,749
PT XL Axiata Tbk (a)	2,064,650	461,090

TOTAL INDONESIA		80,533,841

Isle of Man - 0.1%
NEPI Rockcastle PLC	241,625	3,281,837
Korea (South) - 13.8%
AMOREPACIFIC Corp.	20,561	5,756,261
AMOREPACIFIC Group, Inc.	18,651	2,475,654
BGF Retail Co. Ltd. (a)	5,589	1,149,360
BGFretail Co. Ltd.	9,484	136,082
BS Financial Group, Inc.	165,265	1,637,518
Celltrion Healthcare Co. Ltd. (a)	22,624	2,897,273
Celltrion, Inc.	52,095	15,373,405
Cheil Industries, Inc.	48,853	6,484,538
Cheil Worldwide, Inc.	44,232	878,608
CJ CheilJedang Corp.	5,043	1,689,964
CJ Corp.	9,739	1,675,065
CJ E&M Corp.	12,269	1,036,757
Coway Co. Ltd.	33,981	3,023,936
Daelim Industrial Co.	17,808	1,353,334
Daewoo Engineering & Construction Co. Ltd. (a)	80,091	464,168
Db Insurance Co. Ltd.	31,046	2,101,085
DGB Financial Group Co. Ltd.	108,832	1,261,472
Dong Suh Companies, Inc.	20,460	559,411
Doosan Bobcat, Inc.	20,830	720,428
Doosan Heavy Industries & Construction Co. Ltd.	32,292	513,149
E-Mart Co. Ltd.	13,508	3,674,375
GS Engineering & Construction Corp. (a)	32,333	1,004,933
GS Holdings Corp.	33,772	2,190,865
GS Retail Co. Ltd.	17,269	628,744
Hana Financial Group, Inc.	189,928	9,249,668
Hankook Tire Co. Ltd.	47,699	2,385,407
Hanmi Pharm Co. Ltd.	4,015	2,240,574
Hanmi Science Co. Ltd.	7,786	764,193
Hanon Systems	120,087	1,464,893
Hanssem Co. Ltd.	6,957	1,108,781
Hanwha Chemical Corp.	70,024	2,304,035
Hanwha Corp.	28,863	1,269,406
Hanwha Life Insurance Co. Ltd.	170,638	1,197,885
Hanwha Techwin Co. Ltd. (a)	23,422	736,730
Hotel Shilla Co.	19,590	1,703,009
Hyosung Corp.	13,843	1,746,881
Hyundai Department Store Co. Ltd.	8,523	828,562
Hyundai Engineering & Construction Co. Ltd.	49,286	1,976,425
Hyundai Fire & Marine Insurance Co. Ltd.	40,436	1,751,932
Hyundai Glovis Co. Ltd.	12,096	1,577,304
Hyundai Heavy Industries Co. Ltd. (a)	20,016	2,600,708
Hyundai Heavy Industries Co. Ltd. rights 3/9/18 (a)	3,535	109,044
Hyundai Industrial Development & Construction Co.	38,029	1,574,773
Hyundai Mobis	43,702	10,110,577
Hyundai Motor Co.	99,133	15,011,798
Hyundai Robotics Co. Ltd.	6,280	2,682,720
Hyundai Steel Co.	51,243	2,730,290
Hyundai Wia Corp.	10,464	605,463
Industrial Bank of Korea	164,678	2,563,004
ING Life Insurance Korea Ltd. (d)	21,394	1,169,896
Kakao Corp.	21,861	2,860,866
Kangwon Land, Inc.	76,875	2,331,843
KB Financial Group, Inc.	254,392	15,969,111
KCC Corp.	4,010	1,576,195
KEPCO Plant Service & Engineering Co. Ltd.	12,993	508,889
Kia Motors Corp.	170,422	5,519,863
Korea Aerospace Industries Ltd.	43,820	2,154,555
Korea Electric Power Corp.	165,315	5,520,037
Korea Express Co. Ltd. (a)	5,225	708,196
Korea Gas Corp. (a)	17,795	820,889
Korea Investment Holdings Co. Ltd.	25,133	2,053,313
Korea Zinc Co. Ltd.	5,298	2,550,461
Korean Air Lines Co. Ltd. (a)	30,795	1,109,696
KT Corp.	2,035	56,227
KT&G Corp.	74,901	7,456,528
Kumho Petro Chemical Co. Ltd.	11,754	1,131,677
LG Chemical Ltd.	29,038	11,726,000
LG Corp.	61,394	5,113,321
LG Display Co. Ltd.	150,142	4,501,690
LG Electronics, Inc.	68,278	6,541,903
LG Household & Health Care Ltd.	6,029	6,633,171
LG Innotek Co. Ltd.	8,843	1,037,392
Lotte Chemical Corp.	9,980	3,918,134
Lotte Confectionery Co. Ltd.	18,914	1,234,066
Lotte Shopping Co. Ltd.	7,068	1,595,560
Medy-Tox, Inc.	2,724	1,548,140
Mirae Asset Daewoo Co. Ltd.	238,178	2,504,688
Mirae Asset Daewoo Co. Ltd. rights 2/22/18 (a)(c)	47,147	13,358
NAVER Corp.	17,934	15,255,203
NCSOFT Corp.	11,259	4,651,805
Netmarble Games Corp. (d)	10,919	1,775,953
Oci Co. Ltd.	10,659	1,683,847
Orion Corp./Republic of Korea	14,337	1,567,991
Ottogi Corp.	778	559,976
POSCO	47,539	16,925,666
Posco Daewoo Corp.	25,112	565,715
S-Oil Corp.	28,940	3,327,385
S1 Corp.	10,393	965,666
Samsung Biologics Co. Ltd. (a)(d)	10,635	4,359,197
Samsung Card Co. Ltd.	19,847	722,606
Samsung Electro-Mechanics Co. Ltd.	36,170	3,600,788
Samsung Electronics Co. Ltd.	62,470	145,693,941
Samsung Fire & Marine Insurance Co. Ltd.	19,772	5,341,311
Samsung Heavy Industries Co. Ltd. (a)	155,988	1,340,004
Samsung Life Insurance Co. Ltd.	44,896	5,413,733
Samsung SDI Co. Ltd.	35,270	6,494,880
Samsung SDS Co. Ltd.	22,410	5,373,146
Samsung Securities Co. Ltd.	43,209	1,758,984
Shinhan Financial Group Co. Ltd.	273,550	13,555,962
Shinsegae Co. Ltd.	4,731	1,516,864
SillaJen, Inc. (a)	34,109	3,376,482
SK C&C Co. Ltd.	20,437	6,084,516
SK Energy Co. Ltd.	41,643	7,960,398
SK Hynix, Inc.	374,157	25,706,364
SK Networks Co. Ltd.	83,835	509,376
SK Telecom Co. Ltd.	15,012	3,721,039
STX Pan Ocean Co. Ltd. (Korea) (a)	128,228	721,571
Woori Bank	241,684	3,806,688
Woori Investment & Securities Co. Ltd.	86,040	1,351,167
Yuhan Corp.	5,426	1,181,776

TOTAL KOREA (SOUTH)		525,716,112

Luxembourg - 0.0%
PLAY Communications SA (a)(d)	69,341	704,727
Malaysia - 2.3%
AirAsia Bhd	926,300	983,051
Alliance Bank Malaysia Bhd	627,200	696,174
AMMB Holdings Bhd	1,039,400	1,284,263
Astro Malaysia Holdings Bhd (d)	1,168,024	778,483
Axiata Group Bhd	1,796,583	2,620,497
British American Tobacco (Malaysia) Bhd	90,800	795,577
Bumiputra-Commerce Holdings Bhd	2,893,307	5,377,205
Dialog Group Bhd	1,980,965	1,299,992
DiGi.com Bhd	2,015,400	2,557,352
Felda Global Ventures Holdings Bhd (d)	859,800	443,014
Gamuda Bhd	1,219,300	1,600,312
Genting Bhd	1,461,600	3,608,103
Genting Malaysia Bhd	1,893,340	2,674,264
Genting Plantations Bhd	116,900	300,266
Hap Seng Consolidated Bhd	372,400	927,897
Hartalega Holdings Bhd	420,300	1,271,351
Hong Leong Bank Bhd	414,200	1,974,909
Hong Leong Credit Bhd	139,700	664,658
IHH Healthcare Bhd	1,278,587	1,969,830
IJM Corp. Bhd	1,846,000	1,462,225
IOI Corp. Bhd	1,323,600	1,591,306
IOI Properties Group Bhd	968,625	494,120
Kuala Lumpur Kepong Bhd	333,600	2,156,727
Malayan Banking Bhd	2,750,943	7,122,411
Malaysia Airports Holdings Bhd	527,900	1,224,685
Maxis Bhd	1,349,500	2,103,297
MISC Bhd	844,900	1,635,220
Nestle (Malaysia) BHD	38,400	1,115,283
Petronas Chemicals Group Bhd	1,625,000	3,390,797
Petronas Dagangan Bhd	160,126	1,010,588
Petronas Gas Bhd	426,100	1,955,188
PPB Group Bhd	305,500	1,367,349
Press Metal Bhd	833,900	1,235,566
Public Bank Bhd	1,869,557	10,533,930
RHB Capital Bhd	501,560	699,433
RHB Capital Bhd (a)(c)	141,500	0
SapuraKencana Petroleum Bhd	2,301,700	445,471
Sime Darby Bhd	1,482,849	1,163,168
Sime Darby Plantation Bhd (a)	1,482,849	2,090,661
Sime Darby Property Bhd (a)	1,482,849	600,590
SP Setia Bhd	828,500	660,506
Telekom Malaysia Bhd	759,000	1,196,578
Tenaga Nasional Bhd	2,187,772	8,849,793
UMW Holdings Bhd (a)	305,800	534,621
Westports Holdings Bhd	619,700	555,998
YTL Corp. Bhd	3,117,896	1,222,861
YTL Power International Bhd	1,220,430	391,063

TOTAL MALAYSIA		88,636,633

Malta - 0.0%
Brait SA	235,684	767,956
Mexico - 2.9%
Alfa SA de CV Series A	2,015,900	2,530,199
America Movil S.A.B. de CV Series L	21,573,147	20,214,955
Banco Santander Mexico SA	1,132,500	1,782,866
CEMEX S.A.B. de CV unit	9,404,186	7,821,768
Coca-Cola FEMSA S.A.B. de CV Series L	324,569	2,480,862
Compartamos S.A.B. de CV (b)	626,300	567,689
El Puerto de Liverpool S.A.B. de CV Class C	117,210	867,562
Embotelladoras Arca S.A.B. de CV	278,700	2,022,294
Fibra Uno Administracion SA de CV	1,957,383	3,080,406
Fomento Economico Mexicano S.A.B. de CV unit	1,241,491	12,108,235
Gruma S.A.B. de CV Series B	141,150	1,685,905
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	233,527	2,441,577
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	136,185	2,650,419
Grupo Bimbo S.A.B. de CV Series A	1,033,770	2,521,695
Grupo Carso SA de CV Series A1	264,000	990,368
Grupo Financiero Banorte S.A.B. de CV Series O	1,600,381	10,282,405
Grupo Financiero Inbursa S.A.B. de CV Series O	1,484,100	2,625,837
Grupo Lala S.A.B. de CV	394,100	630,374
Grupo Mexico SA de CV Series B	2,455,954	8,706,535
Grupo Televisa SA de CV	1,575,793	6,521,019
Industrias Penoles SA de CV	93,315	2,162,689
Infraestructura Energetica Nova S.A.B. de CV	350,000	1,824,305
Kimberly-Clark de Mexico SA de CV Series A	998,027	1,874,141
Mexichem S.A.B. de CV	689,620	1,954,542
Promotora y Operadora de Infraestructura S.A.B. de CV	141,200	1,447,373
Wal-Mart de Mexico SA de CV Series V	3,343,956	8,379,766

TOTAL MEXICO		110,175,786

Netherlands - 0.0%
Steinhoff International Holdings NV (South Africa)	1,865,657	1,077,226
Pakistan - 0.1%
Habib Bank Ltd.	355,000	623,238
Lucky Cement Ltd.	75,000	417,507
MCB Bank Ltd.	287,000	588,387
Oil & Gas Development Co. Ltd.	412,300	614,038
United Bank Ltd.	284,100	497,763

TOTAL PAKISTAN		2,740,933

Peru - 0.1%
Compania de Minas Buenaventura SA sponsored ADR (b)	114,687	1,769,620
Philippines - 1.0%
Aboitiz Equity Ventures, Inc.	1,231,720	1,841,287
Aboitiz Power Corp.	844,855	674,240
Alliance Global Group, Inc. (a)	2,568,300	766,866
Ayala Corp.	160,926	3,288,999
Ayala Land, Inc.	4,778,943	4,116,170
Bank of the Philippine Islands (BPI)	538,200	1,248,729
BDO Unibank, Inc.	1,259,081	3,749,672
DMCI Holdings, Inc.	2,521,700	706,812
Globe Telecom, Inc.	20,890	772,574
GT Capital Holdings, Inc.	54,095	1,416,210
International Container Terminal Services, Inc.	355,360	785,078
JG Summit Holdings, Inc.	1,828,340	2,722,492
Jollibee Food Corp.	290,973	1,613,024
Manila Electric Co.	140,520	926,133
Megaworld Corp.	6,586,100	634,573
Metro Pacific Investments Corp.	9,608,000	1,208,130
Metropolitan Bank & Trust Co.	373,960	724,263
Philippine Long Distance Telephone Co.	55,830	1,701,594
Robinsons Land Corp.	972,100	395,463
Robinsons Land Corp. rights 2/8/18 (a)	261,197	13,727
Security Bank Corp.	140,550	672,999
SM Investments Corp.	159,065	3,173,560
SM Prime Holdings, Inc.	5,615,700	4,033,466
Universal Robina Corp.	585,428	1,838,045

TOTAL PHILIPPINES		39,024,106

Poland - 1.3%
Alior Bank SA (a)	54,930	1,403,872
Bank Handlowy w Warszawie SA	21,599	546,851
Bank Millennium SA (a)	387,910	1,111,992
Bank Polska Kasa Opieki SA	103,181	4,191,516
Bank Zachodni WBK SA	22,765	2,858,044
BRE Bank SA (a)	9,016	1,374,472
CD Projekt RED SA	43,111	1,494,851
Cyfrowy Polsat SA	157,770	1,134,676
Dino Polska SA (a)(d)	29,961	747,816
Grupa Lotos SA	56,324	1,000,073
Jastrzebska Spolka Weglowa SA (a)	32,528	944,317
KGHM Polska Miedz SA (Bearer)	89,209	2,934,612
LPP SA	850	2,472,201
NG2 SA	19,019	1,636,178
Polish Oil & Gas Co. SA	1,088,297	2,134,043
Polska Grupa Energetyczna SA (a)	537,302	1,909,643
Polski Koncern Naftowy Orlen SA	192,392	6,239,772
Powszechna Kasa Oszczednosci Bank SA (a)	603,995	8,243,681
Powszechny Zaklad Ubezpieczen SA	389,871	5,330,513
Tauron Polska Energia SA (a)	644,132	583,404
Telekomunikacja Polska SA (a)	415,034	760,495
Zaklady Azotowe w Tarnowie-Moscicach SA	28,235	596,704

TOTAL POLAND		49,649,726

Qatar - 0.6%
Barwa Real Estate Co. (a)	57,379	598,847
Doha Bank (a)	95,575	864,926
Ezdan Holding Group (a)	509,961	1,621,903
Industries Qatar QSC (a)	100,156	3,014,858
Masraf al Rayan (a)	235,995	2,618,566
Qatar Electricity & Water Co. (a)	15,908	847,830
Qatar Gas Transport Co. Ltd. (Nakilat) (a)	171,797	884,228
Qatar Insurance Co. SAQ	87,552	1,226,353
Qatar Islamic Bank (a)	37,253	1,003,815
Qatar National Bank SAQ	148,013	5,496,116
Qatar Telecom (Qtel) Q.S.C. (a)	52,906	1,387,675
The Commercial Bank of Qatar	135,187	1,039,614

TOTAL QATAR		20,604,731

Russia - 3.4%
Alrosa Co. Ltd.	1,692,901	2,454,436
Gazprom OAO	3,218,536	8,208,217
Gazprom OAO sponsored ADR (Reg. S)	1,799,956	9,053,779
Inter Rao Ues JSC	20,538,158	1,384,724
Lukoil PJSC	143,139	9,475,192
Lukoil PJSC sponsored ADR	128,658	8,494,001
Magnit OJSC GDR (Reg. S)	227,241	5,112,923
Magnitogorsk Iron & Steel Works PJSC	1,360,500	1,103,878
MMC Norilsk Nickel PJSC	19,534	4,033,769
MMC Norilsk Nickel PJSC sponsored ADR	212,418	4,367,314
Mobile TeleSystems OJSC sponsored ADR	322,933	3,920,407
Moscow Exchange MICEX-RTS OAO	962,077	1,968,204
NOVATEK OAO GDR (Reg. S)	58,327	7,763,324
Novolipetsk Steel OJSC	782,236	2,045,585
PhosAgro OJSC GDR (Reg. S)	75,119	1,190,636
Polyus PJSC	16,428	1,338,482
Rosneft Oil Co. OJSC	363,061	2,216,610
Rosneft Oil Co. OJSC GDR (Reg. S)	388,106	2,375,985
RusHydro PJSC	27,845,753	359,384
RusHydro PJSC ADR	416,625	516,615
Sberbank of Russia	6,940,215	32,615,620
Severstal PAO	54,909	897,778
Severstal PAO GDR (Reg. S)	73,598	1,208,479
Surgutneftegas OJSC	4,030,362	2,060,598
Surgutneftegas OJSC sponsored ADR	49,000	249,410
Tatneft PAO	518,156	5,209,849
Tatneft PAO sponsored ADR	76,366	4,627,780
VTB Bank OJSC (a)	3,347,739,994	2,941,990

TOTAL RUSSIA		127,194,969

South Africa - 6.6%
Anglo American Platinum Ltd. (a)	33,886	1,015,472
AngloGold Ashanti Ltd.	265,346	2,949,969
Aspen Pharmacare Holdings Ltd.	251,420	5,745,227
Barclays Africa Group Ltd.	438,028	6,659,394
Bidcorp Ltd.	215,249	4,818,743
Bidvest Group Ltd.	219,820	4,638,835
Capitec Bank Holdings Ltd.	26,213	1,771,542
Coronation Fund Managers Ltd.	134,668	895,343
Discovery Ltd.	223,942	3,191,947
Exxaro Resources Ltd.	153,391	1,853,058
FirstRand Ltd.	2,151,499	12,077,635
Fortress (REIT) Ltd.:
Class A	633,695	943,622
Class B	556,539	1,413,164
Foschini Ltd.	148,742	2,430,222
Gold Fields Ltd.	526,205	2,278,907
Growthpoint Properties Ltd.	1,435,515	3,363,925
Hyprop Investments Ltd.	157,169	1,539,019
Imperial Holdings Ltd.	96,345	2,309,759
Investec Ltd.	176,766	1,386,374
Kumba Iron Ore Ltd.	41,168	1,248,011
Liberty Holdings Ltd.	78,952	874,079
Life Healthcare Group Holdings Ltd.	897,697	2,067,251
MMI Holdings Ltd.	595,296	1,139,209
Mondi Ltd.	73,916	1,973,901
Mr Price Group Ltd.	154,742	3,735,884
MTN Group Ltd.	1,087,176	12,059,084
Naspers Ltd. Class N	281,501	80,377,461
Nedbank Group Ltd.	146,263	3,259,672
Netcare Ltd.	705,937	1,552,361
Pick 'n Pay Stores Ltd.	242,769	1,398,874
Pioneer Foods Ltd.	81,848	902,340
PSG Group Ltd.	96,381	1,806,190
Rand Merchant Insurance Holdings Ltd.	433,301	1,621,461
Redefine Properties Ltd.	3,176,270	2,901,107
Remgro Ltd.	339,816	6,776,957
Resilient Property Income Fund Ltd.	188,987	1,856,966
RMB Holdings Ltd.	446,252	2,968,421
Sanlam Ltd.	900,817	6,706,938
Sappi Ltd.	361,416	2,603,934
Sasol Ltd.	354,766	12,748,577
Shoprite Holdings Ltd.	288,967	6,019,002
Sibanye-Stillwater	1,131,764	1,334,151
Spar Group Ltd.	123,171	2,131,481
Standard Bank Group Ltd.	829,152	14,044,752
Telkom SA Ltd.	155,900	678,413
Tiger Brands Ltd.	105,488	4,105,094
Truworths International Ltd.	275,415	2,278,415
Vodacom Group Ltd.	388,530	5,362,427
Woolworths Holdings Ltd.	649,858	3,520,218

TOTAL SOUTH AFRICA		251,334,788

Taiwan - 11.0%
Acer, Inc.	1,853,000	1,755,871
Advanced Semiconductor Engineering, Inc.	4,328,184	6,134,674
Advantech Co. Ltd.	235,993	1,843,980
Asia Cement Corp.	1,473,000	1,516,943
Asia Pacific Telecom Co. Ltd. (a)	1,232,000	424,325
ASUSTeK Computer, Inc.	457,502	4,405,766
AU Optronics Corp.	5,394,000	2,562,577
Catcher Technology Co. Ltd.	423,095	4,842,911
Cathay Financial Holding Co. Ltd.	5,225,033	9,776,960
Chang Hwa Commercial Bank	2,957,031	1,732,903
Cheng Shin Rubber Industry Co. Ltd.	1,307,000	2,275,419
Chicony Electronics Co. Ltd.	354,969	934,273
China Airlines Ltd. (a)	1,632,000	676,749
China Development Finance Holding Corp.	8,830,000	3,237,924
China Life Insurance Co. Ltd.	1,536,937	1,580,154
China Steel Corp.	8,190,289	6,989,092
Chinatrust Financial Holding Co. Ltd.	11,281,778	8,235,298
Chunghwa Telecom Co. Ltd.	2,420,129	8,990,020
Compal Electronics, Inc.	2,804,000	2,085,258
Delta Electronics, Inc.	1,261,717	6,356,257
E.SUN Financial Holdings Co. Ltd.	5,956,661	3,919,460
ECLAT Textile Co. Ltd.	114,129	1,144,047
EVA Airways Corp.	1,222,970	647,540
Evergreen Marine Corp. (Taiwan) (a)	1,191,855	704,587
Far Eastern Textile Ltd.	2,011,000	1,795,320
Far EasTone Telecommunications Co. Ltd.	1,008,348	2,626,311
Feng Tay Enterprise Co. Ltd.	211,720	1,001,297
First Financial Holding Co. Ltd.	5,950,506	4,109,142
Formosa Chemicals & Fibre Corp.	1,900,149	7,098,005
Formosa Petrochemical Corp.	863,347	3,668,844
Formosa Plastics Corp.	2,666,085	9,456,632
Formosa Taffeta Co. Ltd.	474,000	527,127
Foxconn Technology Co. Ltd.	572,710	1,636,903
Fubon Financial Holding Co. Ltd.	4,258,846	7,910,672
Giant Manufacturing Co. Ltd.	192,000	1,075,824
GlobalWafers Co. Ltd.	141,000	2,155,143
Highwealth Construction Corp.	455,000	714,166
HIWIN Technologies Corp.	134,442	1,739,298
Hon Hai Precision Industry Co. Ltd. (Foxconn)	10,018,082	31,654,660
Hotai Motor Co. Ltd.	183,000	2,380,044
HTC Corp. (a)	420,000	1,021,950
Hua Nan Financial Holdings Co. Ltd.	4,452,365	2,654,986
Innolux Corp.	5,868,000	2,765,126
Inventec Corp.	1,586,000	1,293,607
Largan Precision Co. Ltd.	64,451	8,846,151
Lite-On Technology Corp.	1,420,044	2,082,897
Macronix International Co. Ltd. (a)	1,160,000	1,816,755
MediaTek, Inc.	963,615	9,874,086
Mega Financial Holding Co. Ltd.	7,024,289	6,090,389
Micro-Star International Co. Ltd.	431,000	1,422,413
Nan Ya Plastics Corp.	3,065,358	8,414,646
Nanya Technology Corp.	442,000	1,202,721
Nien Made Enterprise Co. Ltd.	94,000	966,432
Novatek Microelectronics Corp.	357,000	1,498,741
Pegatron Corp.	1,284,000	3,476,276
Phison Electronics Corp.	90,000	919,138
Pou Chen Corp.	1,435,391	1,928,317
Powertech Technology, Inc.	441,981	1,435,933
President Chain Store Corp.	369,000	3,648,332
Quanta Computer, Inc.	1,758,000	3,825,734
Realtek Semiconductor Corp.	292,000	1,165,818
Ruentex Development Co. Ltd.	564,000	646,543
Ruentex Industries Ltd.	326,000	575,370
Shin Kong Financial Holding Co. Ltd.	5,274,000	1,933,954
Siliconware Precision Industries Co. Ltd.	1,328,000	2,293,775
Sinopac Holdings Co.	6,886,826	2,371,960
Standard Foods Corp.	347,016	889,556
Synnex Technology International Corp.	873,700	1,235,118
TaiMed Biologics, Inc. (a)	103,000	707,740
Taishin Financial Holdings Co. Ltd.	6,129,140	3,087,728
Taiwan Business Bank	2,322,701	687,748
Taiwan Cement Corp.	2,411,319	3,111,299
Taiwan Cooperative Financial Holding Co. Ltd.	4,902,543	2,915,030
Taiwan High Speed Rail Corp.	1,028,000	840,241
Taiwan Mobile Co. Ltd.	1,003,000	3,832,639
Taiwan Semiconductor Manufacturing Co. Ltd.	15,823,740	138,127,358
TECO Electric & Machinery Co. Ltd.	1,219,705	1,174,582
Unified-President Enterprises Corp.	3,109,332	7,459,115
United Microelectronics Corp.	7,723,000	3,764,805
Vanguard International Semiconductor Corp.	580,000	1,307,905
Win Semiconductors Corp.	221,000	1,976,765
Winbond Electronics Corp.	1,882,000	1,525,362
Wistron Corp.	1,785,327	1,499,015
WPG Holding Co. Ltd.	991,000	1,349,997
Yageo Corp.	135,000	1,790,469
Yuanta Financial Holding Co. Ltd.	6,655,284	3,193,131

TOTAL TAIWAN		416,970,029

Thailand - 2.3%
Advanced Info Service PCL (For. Reg.)	674,700	4,146,863
Airports of Thailand PCL (For. Reg.)	2,751,200	6,148,914
Bangkok Bank PCL (For. Reg.)	153,800	1,090,153
Bangkok Dusit Medical Services PCL (For. Reg.)	2,396,800	1,652,966
Bangkok Expressway and Metro PCL	4,862,500	1,203,205
Banpu PCL (For. Reg.)	1,209,500	880,479
Berli Jucker PCL (For. Reg)	759,600	1,394,540
BTS Group Holdings PCL	3,491,800	897,477
Bumrungrad Hospital PCL (For. Reg.)	230,800	1,444,342
C.P. ALL PCL (For. Reg.)	3,174,800	8,083,981
Central Pattana PCL (For. Reg.)	842,000	2,231,354
Charoen Pokphand Foods PCL (For. Reg.)	1,859,400	1,401,080
Delta Electronics PCL (For. Reg.)	295,700	726,976
Electricity Generating PCL (For. Reg.)	77,500	539,432
Energy Absolute PCL	691,400	1,495,605
Glow Energy PCL (For. Reg.)	336,400	915,648
Home Product Center PCL (For. Reg.)	2,556,800	1,159,213
Indorama Ventures PCL (For. Reg.)	1,031,500	1,844,317
IRPC PCL (For. Reg.)	6,464,200	1,516,982
Kasikornbank PCL	119,900	884,320
Kasikornbank PCL (For. Reg.)	1,086,400	8,012,720
KCE Electronics PCL	158,600	377,257
Krung Thai Bank PCL (For. Reg.)	2,176,400	1,389,783
Minor International PCL (For. Reg.)	1,400,100	1,966,935
PTT Exploration and Production PCL (For. Reg.)	886,800	3,369,387
PTT Global Chemical PCL (For. Reg.)	1,475,100	4,533,154
PTT PCL (For. Reg.)	681,300	10,702,414
Robinsons Department Store PCL (For. Reg.)	332,200	761,027
Siam Cement PCL (For. Reg.)	270,200	4,244,521
Siam Commercial Bank PCL (For. Reg.)	1,181,200	5,939,943
Thai Oil PCL (For. Reg.)	738,000	2,415,230
Thai Union Frozen Products PCL (For. Reg.)	1,110,100	733,687
TMB PCL (For. Reg.)	8,252,900	764,157
True Corp. PCL (For. Reg.) (a)	6,133,337	1,321,840

TOTAL THAILAND		86,189,902

Turkey - 1.0%
Akbank T.A.S.	1,494,368	4,343,954
Anadolu Efes Biracilik Ve Malt Sanayii A/S	132,842	984,486
Arcelik A/S	145,506	738,259
Aselsan A/S	132,456	1,172,027
Bim Birlesik Magazalar A/S JSC	135,426	2,709,169
Coca-Cola Icecek Sanayi A/S	48,215	461,794
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S (a)	1,147,061	809,166
Eregli Demir ve Celik Fabrikalari T.A.S.	888,029	2,352,097
Ford Otomotiv Sanayi A/S	46,625	744,689
Haci Omer Sabanci Holding A/S	580,477	1,772,366
Koc Holding A/S	474,449	2,311,243
Petkim Petrokimya Holding A/S	438,071	925,913
TAV Havalimanlari Holding A/S	103,746	611,440
Tofas Turk Otomobil Fabrikasi A/S	77,044	654,236
Tupras Turkiye Petrol Rafinerileri A/S	80,044	2,458,893
Turk Hava Yollari AO (a)	351,170	1,540,564
Turk Sise ve Cam Fabrikalari A/S	485,146	645,725
Turk Telekomunikasyon (a)	325,203	548,844
Turkcell Iletisim Hizmet A/S	730,538	3,035,643
Turkiye Garanti Bankasi A/S	1,574,787	5,152,034
Turkiye Halk Bankasi A/S	393,672	1,062,619
Turkiye Is Bankasi A/S Series C	975,243	2,089,844
Turkiye Vakiflar Bankasi TAO	467,912	937,917
Ulker Biskuvi Sanayi A/S	85,916	543,407
Yapi ve Kredi Bankasi A/S (a)	490,540	608,507

TOTAL TURKEY		39,214,836

United Arab Emirates - 0.6%
Abu Dhabi Commercial Bank PJSC	1,315,936	2,597,513
Aldar Properties PJSC	2,193,779	1,367,771
Damac Properties Dubai Co. PJSC (a)	1,123,302	1,024,534
DP World Ltd.	106,520	2,823,845
Dubai Investments Ltd. (a)	960,762	630,402
Dubai Islamic Bank Pakistan Ltd. (a)	760,720	1,263,396
Dubai Parks and Resorts PJSC (a)	1,745,850	304,209
Emaar Malls Group PJSC (a)	1,240,115	779,936
Emaar Properties PJSC	2,289,326	4,101,271
Emirates Telecommunications Corp.	1,126,243	5,458,045
National Bank of Abu Dhabi PJSC (a)	883,015	2,692,595

TOTAL UNITED ARAB EMIRATES		23,043,517

United Kingdom - 0.0%
Mediclinic International PLC	1	8
United States of America - 0.4%
Southern Copper Corp.	58,185	2,824,882
Yum China Holdings, Inc.	245,674	11,396,817

TOTAL UNITED STATES OF AMERICA		14,221,699

TOTAL COMMON STOCKS
(Cost $2,567,961,797)		3,628,067,795

Nonconvertible Preferred Stocks - 3.8%
Brazil - 2.7%
Ambev SA sponsored ADR	85,700	588,759
Banco Bradesco SA:
(PN)	1,900,673	24,310,240
(PN) sponsored ADR	76,780	975,106
Braskem SA (PN-A)	107,200	1,662,508
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	142,200	1,057,350
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	102,500	2,422,552
Companhia Energetica de Minas Gerais (CEMIG) (PN)	579,200	1,363,465
Gerdau SA	675,100	3,051,299
Itau Unibanco Holding SA	2,014,214	33,039,179
Itau Unibanco Holding SA sponsored ADR	61,270	1,004,828
Itausa-Investimentos Itau SA (PN)	2,519,897	10,479,798
Lojas Americanas SA (PN)	479,832	2,545,248
Petroleo Brasileiro SA - Petrobras:
(PN) (non-vtg.) (a)	2,396,300	14,817,046
sponsored ADR (a)(b)	64,000	855,040
Telefonica Brasil SA	281,925	4,765,117

TOTAL BRAZIL		102,937,535

Chile - 0.1%
Embotelladora Andina SA Class B	168,467	821,641
Sociedad Quimica y Minera de Chile SA (PN-B)	62,324	3,491,852

TOTAL CHILE		4,313,493

Colombia - 0.1%
Bancolombia SA (PN)	287,431	3,287,536
Grupo Aval Acciones y Valores SA	2,081,555	935,161
Grupo de Inversiones Suramerica SA	80,603	1,086,069

TOTAL COLOMBIA		5,308,766

Korea (South) - 0.8%
AMOREPACIFIC Corp.	5,906	858,466
Hyundai Motor Co.	14,569	1,258,349
Hyundai Motor Co. Series 2	24,600	2,391,486
LG Chemical Ltd.	5,520	1,277,067
LG Household & Health Care Ltd.	1,323	837,236
Samsung Electronics Co. Ltd.	11,293	22,263,085

TOTAL KOREA (SOUTH)		28,885,689

Russia - 0.1%
AK Transneft OAO	317	1,015,066
Surgutneftegas OJSC	4,587,922	2,423,324

TOTAL RUSSIA		3,438,390

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $92,672,584)		144,883,873
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.18% 6/21/18 (Cost $3,981,800)(e)	4,000,000	3,976,667
	Shares	Value

Money Market Funds - 5.4%
Fidelity Cash Central Fund, 1.39% (f)	18,711,895	18,715,637
Fidelity Securities Lending Cash Central Fund 1.40% (f)(g)	186,944,489	186,963,184
TOTAL MONEY MARKET FUNDS
(Cost $205,678,729)		205,678,821
TOTAL INVESTMENT IN SECURITIES - 104.8%
(Cost $2,870,294,910)		3,982,607,156
NET OTHER ASSETS (LIABILITIES) - (4.8)%		(180,926,884)
NET ASSETS - 100%		$3,801,680,272

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	418	March 2018	$26,288,020	$473,159	$473,159

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,856,940 or 0.4% of net assets.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $873,873.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$121,751
Fidelity Securities Lending Cash Central Fund	100,515
Total	$222,266

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$370,161,396	$359,878,150	$10,283,246	$--
Consumer Staples	233,542,280	233,418,685	--	123,595
Energy	265,203,779	210,434,634	54,769,145	--
Financials	920,164,663	769,868,267	150,283,038	13,358
Health Care	101,296,477	98,927,142	2,369,335	--
Industrials	197,611,074	197,502,030	109,044	--
Information Technology	1,043,273,995	649,013,779	394,260,216	--
Materials	276,307,819	239,274,299	34,978,026	2,055,494
Real Estate	106,503,361	106,489,634	13,727	--
Telecommunication Services	174,540,906	103,000,031	71,540,875	--
Utilities	84,345,918	78,825,881	5,520,037	--
Government Obligations	3,976,667	--	3,976,667	--
Money Market Funds	205,678,821	205,678,821	--	--
Total Investments in Securities:	$3,982,607,156	$3,252,311,353	$728,103,356	$2,192,447
Derivative Instruments:
Assets
Futures Contracts	$473,159	$473,159	$--	$--
Total Assets	$473,159	$473,159	$--	$--
Total Derivative Instruments:	$473,159	$473,159	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$69,222,912
Level 2 to Level 1	$5,273,233

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Total International Index Fund

January 31, 2018

TI1-QTLY-0318
1.9871052.101

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value
Australia - 4.5%
360 Capital Industrial Fund	980	$1,974
Abacus Property Group unit	2,659	7,756
Accent Group Ltd.	1,212	869
Aconex Ltd. (a)	3,146	19,495
Adelaide Brighton Ltd.	18,053	94,411
AGL Energy Ltd.	21,724	410,322
ALS Ltd.	25,714	144,421
Altium Ltd.	2,077	25,490
Alumina Ltd.	108,717	211,126
Amcor Ltd.	40,201	471,656
AMP Ltd.	98,094	414,982
Ansell Ltd.	5,788	117,299
APA Group unit	44,385	288,269
APN News & Media Ltd.	1,364	1,863
APN Outdoor Group Ltd.	16,583	61,201
ARB Corp. Ltd.	10,618	157,088
Ardent Leisure Group unit	12,985	21,031
Aristocrat Leisure Ltd.	19,343	372,519
Asaleo Care Ltd.	2,008	2,629
ASX Ltd.	7,313	322,573
Aurizon Holdings Ltd.	74,953	282,659
Austal Ltd.	1,439	2,110
Australia & New Zealand Banking Group Ltd.	98,138	2,260,095
Australian Agricultural Co. Ltd. (a)	4,710	4,839
Australian Pharmaceutical Industries Ltd.	4,913	5,938
Automotive Holdings Group Ltd.	2,148	6,196
Babcock & Brown Wind Partners (a)	22,022	11,180
Bank of Queensland Ltd.	11,503	114,844
Bapcor Ltd.	5,525	26,000
Beach Energy Ltd.	66,766	69,940
Bega Cheese Ltd.	7,332	41,652
Bellamy's Australia Ltd. (a)	3,737	44,748
Bendigo & Adelaide Bank Ltd.	22,123	208,751
BHP Billiton Ltd.	112,096	2,741,325
Blackmores Ltd.	344	43,043
BlueScope Steel Ltd.	19,193	224,253
Boral Ltd.	44,307	285,621
Brambles Ltd.	53,247	424,774
Breville Group Ltd.	3,281	32,466
Brickworks Ltd.	3,884	44,473
BT Investment Management Ltd.	5,921	52,578
BWP Trust	13,548	32,751
Caltex Australia Ltd.	8,279	231,958
Carsales.com Ltd.	13,044	157,663
Challenger Ltd.	23,687	260,346
Charter Hall Group unit	16,947	80,570
Charter Hall Long Wale REIT unit	5,867	18,438
Charter Hall Retail REIT	4,482	13,832
Cimic Group Ltd.	4,172	158,475
Coca-Cola Amatil Ltd.	26,226	177,023
Cochlear Ltd.	2,135	298,865
Commonwealth Bank of Australia	58,626	3,725,884
Computershare Ltd.	17,729	238,577
Corporate Travel Management Ltd.	2,449	39,942
Costa Group Holdings Ltd.	19,396	95,339
Credit Corp. Group Ltd.	352	5,999
Cromwell Property Group unit	19,567	15,609
Crown Ltd.	11,482	122,592
CSL Ltd.	16,285	1,921,390
CSR Ltd.	13,321	54,100
DEXUS Property Group unit	35,359	271,531
Domain Holdings Australia Ltd. (a)	4,825	12,286
Dominos Pizza Enterprises Ltd.	2,092	80,898
Downer EDI Ltd.	30,890	167,269
DuluxGroup Ltd.	11,077	65,159
Eclipx Group Ltd.	2,816	8,918
Estia Health Ltd.	5,345	14,687
Evolution Mining Ltd.	57,818	132,781
FKP Property Group unit	11,567	24,327
Flexigroup Ltd.	574	837
Flight Centre Travel Group Ltd.	1,381	56,787
Folkestone Education Trust	941	2,055
Fortescue Metals Group Ltd.	57,543	229,986
G8 Education Ltd.	15,299	41,422
Galaxy Resources Ltd. (a)	17,639	47,189
Gateway Lifestyle Holdings Pty Ltd. unit	11,756	19,609
GDI Property Group unit	5,098	5,073
Genworth Mortgage Insurance Ltd.	21,812	51,146
Goodman Group unit	62,662	408,489
GrainCorp Ltd.	13,794	82,253
Greencross Ltd.	437	2,240
Growthpoint Properties Australia Ltd.	1,305	3,407
GUD Holdings Ltd.	1,514	14,957
GWA Group Ltd.	481	1,093
Hansen Technologies Ltd.	568	1,739
Harvey Norman Holdings Ltd.	13,132	47,830
Healthscope Ltd.	87,675	136,352
IDP Education Ltd.	4,639	22,578
Iluka Resources Ltd.	10,454	85,249
Incitec Pivot Ltd.	72,390	217,578
Independence Group NL	13,188	53,453
Inghams Group Ltd.	8,510	23,041
Insurance Australia Group Ltd.	78,211	456,282
Investa Office Fund unit	33,490	119,549
Invocare Ltd.	6,597	80,961
IOOF Holdings Ltd.	8,929	79,289
IPH Ltd.	231	1,031
Iress Ltd.	12,570	121,749
Japara Healthcare Ltd.	589	940
JB Hi-Fi Ltd.	2,862	67,410
John Fairfax Holdings Ltd.	133,759	76,526
Karoon Gas Australia Ltd. (a)	1,197	1,244
Lendlease Group unit	19,447	248,219
Link Administration Holdings Ltd.	15,469	111,436
Lynas Corp. Ltd. (a)	24,884	43,311
Macquarie Atlas Roads Group unit	19,022	87,982
Macquarie Group Ltd.	10,746	893,016
Magellan Financial Group Ltd.	3,524	78,232
Mantra Group Ltd.	10,722	33,695
Mayne Pharma Group Ltd. (a)(b)	85,853	46,005
McMillan Shakespeare Ltd.	3,134	44,320
Medibank Private Ltd.	91,233	246,277
Mesoblast Ltd. (a)	3,999	4,318
Metcash Ltd.	47,236	121,801
Mineral Resources Ltd.	4,524	68,607
Mirvac Group unit	139,142	246,665
Monadelphous Group Ltd.	7,750	109,661
Myer Holdings Ltd.	14,173	7,481
MYOB Group Ltd.	5,753	15,808
Nanosonics Ltd. (a)	1,775	4,048
National Australia Bank Ltd.	88,834	2,085,196
National Storage (REIT) unit	1,500	1,813
Navitas Ltd.	20,533	77,433
Newcrest Mining Ltd.	25,431	464,560
NEXTDC Ltd. (a)	6,252	28,716
Nine Entertainment Co. Holdings Ltd.	9,854	13,340
Northern Star Resources Ltd.	28,206	131,597
Nufarm Ltd.	19,264	123,718
oOh!media Ltd.	510	1,882
Orica Ltd.	14,174	219,291
Origin Energy Ltd. (a)	57,699	434,253
Orocobre Ltd. (a)	5,117	29,605
Orora Ltd.	35,553	93,394
OZ Minerals Ltd.	9,982	75,207
Pact Group Holdings Ltd.	2,344	10,011
Perpetual Trustees Australia Ltd.	1,277	53,899
Pilbara Minerals Ltd. (a)(b)	50,212	38,235
Platinum Asset Management Ltd.	6,911	46,277
Premier Investments Ltd.	1,410	16,725
Primary Health Care Ltd.	35,390	103,803
QBE Insurance Group Ltd.	47,154	409,604
Qube Holdings Ltd.	74,713	154,724
Quintis Ltd. (a)(c)	790	0
Ramsay Health Care Ltd.	5,167	284,580
realestate.com.au Ltd.	1,457	86,469
Regis Healthcare Ltd.	290	928
Regis Resources Ltd.	17,336	57,554
Reliance Worldwide Corp. Ltd.	31,595	108,202
Resolute Mng Ltd.	16,001	15,086
Retail Food Group Ltd.	1,163	1,832
Rio Tinto Ltd.	15,462	957,496
Sandfire Resources NL	2,496	14,461
Santos Ltd. (a)	66,218	272,128
Saracen Mineral Holdings Ltd. (a)	14,275	17,139
Scentre Group unit	176,180	589,158
SEEK Ltd.	11,450	180,376
Select Harvests Ltd.	193	785
Seven Group Holdings Ltd.	2,550	33,657
Shopping Centres Australasia Property Group unit	15,213	27,582
Sigma Healthcare Ltd.	31,213	22,511
Sims Metal Management Ltd.	4,533	60,196
Sirtex Medical Ltd.	822	18,182
Smartgroup Corp. Ltd.	2,759	24,655
Sonic Healthcare Ltd.	15,920	305,956
South32 Ltd.	175,175	539,216
Southern Cross Media Group Ltd.	34,197	32,378
SP AusNet	56,286	76,877
Spark Infrastructure Group unit	90,564	168,576
SpeedCast International Ltd.	9,792	43,082
St Barbara Ltd.	13,305	40,526
Steadfast Group Ltd.	20,335	45,389
Stockland Corp. Ltd. unit	77,760	264,421
Suncorp Group Ltd.	44,522	490,064
Super Retail Group Ltd.	6,031	42,572
Sydney Airport unit	42,575	233,630
Syrah Resources Ltd. (a)	5,211	16,586
Tabcorp Holdings Ltd.	73,206	304,975
Tassal Group Ltd.	1,218	3,857
Technology One Ltd.	15,556	61,672
Telstra Corp. Ltd.	137,353	406,092
The GPT Group unit	57,313	232,300
The Star Entertainment Group Ltd.	36,093	176,247
Tox Free Solutions Ltd.	2,376	6,548
TPG Telecom Ltd.	20,251	103,947
Transpacific Industries Group Ltd.	63,184	73,570
Transurban Group unit	73,781	714,622
Treasury Wine Estates Ltd.	26,566	366,486
Vicinity Centers unit	109,998	238,432
Village Roadshow Ltd. (a)	338	956
Virtus Health Ltd.	1,474	6,224
Viva Energy REIT unit (d)	6,394	10,717
Vocus Group Ltd.	14,986	36,106
Washington H. Soul Pattinson & Co. Ltd.	8,475	117,666
Webjet Ltd.	6,126	50,499
Wesfarmers Ltd.	36,409	1,285,314
West Australian Newspapers Holdings Ltd.	7,448	3,391
Western Areas NL	25,883	68,827
Westfield Corp. unit	68,622	505,402
Westgold Resources Ltd. (a)	892	1,128
Westpac Banking Corp.	114,308	2,847,980
Whitehaven Coal Ltd.	14,056	55,952
WiseTech Global Ltd.	3,275	40,878
Woodside Petroleum Ltd.	27,671	738,486
Woolworths Group Ltd.	41,847	908,762
WorleyParsons Ltd. (a)	8,949	104,777

TOTAL AUSTRALIA		42,629,240

Austria - 0.3%
ams AG	2,086	192,475
Andritz AG	2,985	179,075
BUWOG AG	3,515	126,121
CA Immobilien Anlagen AG	2,182	67,022
DO & CO Restaurants & Catering AG	329	21,976
Erste Group Bank AG	10,729	539,884
EVN AG	299	6,125
IMMOFINANZ Immobilien Anlagen AG	45,009	115,226
Lenzing AG	338	42,972
Oesterreichische Post AG	1,485	70,688
OMV AG	5,142	331,077
PORR AG	109	3,762
Raiffeisen International Bank-Holding AG (a)	5,676	244,039
S IMMO AG	1,268	23,709
S&T AG	1,096	30,154
Schoeller-Bleckmann Oilfield Equipment AG (a)	436	47,419
Telekom Austria AG	5,047	48,813
UNIQA Insurance Group AG	2,647	32,584
Vienna Insurance Group AG	4,167	147,653
Voestalpine AG	4,481	290,854
Wienerberger AG	5,103	139,130
Zumtobel AG	292	3,428

TOTAL AUSTRIA		2,704,186

Bailiwick of Guernsey - 0.0%
Burford Capital Ltd.	6,852	119,664
Schroder (REIT) Ltd.	2,240	2,001
Standard Life Investment Property Income Trust Ltd.	929	1,240
Stobart Group Ltd.	9,513	31,742

TOTAL BAILIWICK OF GUERNSEY		154,647

Bailiwick of Jersey - 0.7%
Boohoo.Com PLC (a)	29,472	77,561
Centamin PLC	29,053	67,074
Experian PLC	31,839	733,703
Glencore Xstrata PLC	425,731	2,440,262
IWG PLC	28,186	106,293
Petrofac Ltd.	6,546	49,223
Randgold Resources Ltd.	3,587	362,393
Shire PLC	31,192	1,457,360
UBM PLC	14,761	190,302
Wolseley PLC	8,778	677,513
WPP PLC	43,854	794,196

TOTAL BAILIWICK OF JERSEY		6,955,880

Belgium - 0.8%
Ablynx NV (a)	3,227	175,644
Ackermans & Van Haaren SA	1,294	241,146
Aedifica SA	286	27,519
Ageas	7,075	373,670
Agfa-Gevaert NV (a)	2,209	11,096
Anheuser-Busch InBev SA NV	25,654	2,905,560
Barco NV	298	36,776
Befimmo SCA Sicafi	370	24,990
Bekaert SA	731	33,272
Bpost SA	3,768	125,281
Cofinimmo SA	1,456	195,954
Colruyt NV	1,727	95,565
Compagnie D'entreprises CFE SA	465	67,200
D'ieteren SA	2,258	105,353
Econocom Group SA	1,980	16,520
Elia System Operator SA/NV	1,311	80,570
Euronav NV	2,663	22,664
EVS Broadcast Equipment SA	346	12,973
Fagron NV (a)	657	9,274
Galapagos Genomics NV (a)	1,426	169,351
Gimv NV	291	18,606
Groupe Bruxelles Lambert SA	2,774	326,772
Ion Beam Applications SA	586	17,956
KBC Ancora	1,298	87,748
KBC Groep NV	8,450	812,011
Kinepolis Group NV	192	14,183
Melexis NV	695	73,172
Nyrstar NV (a)	3,127	25,390
Ontex Group NV	3,196	94,518
Orange Belgium	576	12,172
Proximus	6,691	225,624
Sofina SA	289	50,377
Solvay SA Class A	2,551	369,136
Telenet Group Holding NV (a)	1,352	103,988
Tessenderlo Group (a)	1,881	90,145
UCB SA	4,912	428,114
Umicore SA	7,000	368,144
Van de Velde	142	7,554
Warehouses de Pauw	367	45,428

TOTAL BELGIUM		7,901,416

Bermuda - 0.6%
AGTech Holdings Ltd. (a)	40,000	5,113
Alibaba Health Information Technology Ltd. (a)	90,000	47,056
Alibaba Pictures Group Ltd. (a)	440,000	61,309
Beijing Enterprises Water Group Ltd.	138,000	99,319
BEP International Holdings Ltd. (a)	110,000	2,081
Borr Drilling Ltd. (a)	19,796	90,905
Brightoil Petroleum Holdings Ltd. (a)(c)	26,000	4,986
Brilliance China Automotive Holdings Ltd.	100,000	255,668
BW LPG Ltd. (a)(d)	821	3,889
BW Offshore Ltd. (a)	1,010	5,031
C C Land Holdings Ltd. (a)	30,000	6,865
C.banner International Holdings Ltd. (a)	19,000	6,169
Cafe de Coral Holdings Ltd.	6,000	15,877
Carnival Group International Holdings Ltd. (a)	125,000	5,753
Cheung Kong Infrastructure Holdings Ltd.	22,500	200,332
China Foods Ltd.	6,000	3,244
China Gas Holdings Ltd.	68,800	201,405
China Innovationpay Group Ltd. (a)	216,000	10,769
China Oil & Gas Group Ltd.	40,000	4,040
China Resource Gas Group Ltd.	44,000	144,836
China Trustful Group Ltd. (a)	4,000	1,580
China Water Affairs Group Ltd.	40,000	37,737
Chow Sang Sang Holdings International Ltd.	2,000	4,827
CITIC Resources Holdings Ltd.	16,000	1,759
CMBC Capital Holdings Ltd.	250,000	18,216
Cosco Shipping Ports Ltd.	64,311	67,331
Credicorp Ltd. (United States)	2,322	537,845
Digital China Holdings Ltd. (H Shares) (a)	21,261	12,692
Digital Domain Holdings Ltd. (a)	470,000	10,875
Emperor International Holding Ltd.	54,000	19,052
Enerchina Holdings Ltd.	18,000	1,542
Esprit Holdings Ltd. (a)	52,400	21,167
FDG Electric Vehicles Ltd. (a)	505,000	21,304
Frontline Ltd.	824	3,818
G-Resources Group Ltd. (a)	138,000	1,694
GCL New Energy Holdings Ltd. (a)	476,000	34,684
Giordano International Ltd.	56,000	28,635
Global Brands Group Holding Ltd. (a)	142,000	12,344
Golden Ocean Group Ltd. (a)	1,294	11,507
GOME Electrical Appliances Holdings Ltd.	373,000	47,205
Great Eagle Holdings Ltd.	6,080	31,905
GZI Transport Ltd. (a)	72,000	52,923
Haier Electronics Group Co. Ltd.	38,000	130,186
HengTen Networks Group Ltd. (a)	892,000	41,050
Hiscox Ltd.	11,430	229,476
Hoegh LNG Holdings Ltd.	550	4,302
Hongkong Land Holdings Ltd.	40,400	290,880
Hopson Development Holdings Ltd.	12,000	12,610
Huabao International Holdings Ltd.	41,000	30,871
Huanxi Media Group Ltd. (a)	10,000	2,160
Jardine Matheson Holdings Ltd.	7,945	504,349
Jardine Strategic Holdings Ltd.	7,266	289,187
Johnson Electric Holdings Ltd.	35,000	142,950
K Wah International Holdings Ltd.	22,902	16,483
Kerry Logistics Network Ltd.	15,500	22,350
Kerry Properties Ltd.	17,500	83,667
Kingston Financial Group Ltd.	148,000	115,030
KuangChi Science Ltd. (a)	26,000	7,512
Kunlun Energy Co. Ltd.	104,000	103,167
Lancashire Holdings Ltd.	7,267	67,893
Landing International Development Ltd. (a)	2,700,000	120,803
Li & Fung Ltd.	204,000	104,052
Luk Fook Holdings International Ltd.	17,000	60,849
Luye Pharma Group Ltd.	23,500	20,999
Man Wah Holdings Ltd.	80,800	85,937
Nan Hai Corp. Ltd.	100,000	2,991
Neo-China Group (Holdings) Ltd.	8,000	2,158
Nine Dragons Paper (Holdings) Ltd.	70,000	108,991
Noble Group Ltd. (a)	14,530	2,769
NWS Holdings Ltd.	47,367	92,280
Pacific Basin Shipping Ltd. (a)	130,000	30,079
Panda Green Energy Group Ltd. (a)	56,000	6,586
PAX Global Technology Ltd.	14,000	6,801
Petra Diamonds Ltd. (a)	7,202	6,135
Pou Sheng International (Holdings) Ltd.	10,000	2,506
Road King Infrastructure Ltd.	2,000	4,116
Shangri-La Asia Ltd.	58,000	147,546
Shenzhen International Holdings Ltd.	62,074	125,852
Sihuan Pharmaceutical Holdings Group Ltd.	119,000	45,637
Silverlake Axis Ltd. Class A	4,700	2,042
Sinopec Kantons Holdings Ltd.	50,000	31,895
Skyworth Digital Holdings Ltd.	72,098	35,392
SmarTone Telecommunications Holdings Ltd.	2,588	3,014
SMI Corp. Ltd.	7,200	3,700
Stolt-Nielsen SA	172	2,316
Tai Fook Securities Group Ltd.	81,507	57,827
Texwinca Holdings Ltd.	6,000	3,283
Town Health International Holdings Co. Ltd. (c)	114,000	10,055
Vtech Holdings Ltd.	4,000	55,327
Yue Yuen Industrial (Holdings) Ltd.	43,000	194,039

TOTAL BERMUDA		5,625,389

Brazil - 1.1%
AES Tiete Energia SA unit	1,912	7,490
Aliansce Shopping Centers SA (a)	600	3,431
Alupar Investimento SA unit	1,800	10,480
Ambev SA	153,363	1,056,597
Arezzo Industria e Comercio SA	1,400	26,264
Atacadao Distribuicao Comercio e Industria Ltda (a)	19,200	97,024
B2W Companhia Global do Varejo (a)	8,704	58,054
Banco ABC Brasil SA rights 2/2/18 (a)	116	236
Banco Bradesco SA	21,010	259,361
Banco do Brasil SA	31,100	387,335
Banco Santander SA (Brasil) unit	14,400	161,989
BB Seguridade Participacoes SA	21,800	212,868
BM&F BOVESPA SA	72,078	590,017
BR Malls Participacoes SA	28,805	116,178
Brasil Foods SA (a)	17,200	190,841
CCR SA	45,584	224,200
Centrais Eletricas Brasileiras SA (Electrobras) (a)	5,900	37,648
Cia. Hering SA	3,800	26,657
Cielo SA	41,460	349,794
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	13,400	153,011
Companhia de Saneamento de Minas Gerais	4,900	69,363
Companhia Energetica de Minas Gerais (CEMIG) (a)	3,235	7,585
Companhia Energetica de Minas Gerais (CEMIG) (a)	186	405
Companhia Siderurgica Nacional SA (CSN) (a)	19,087	65,840
Cosan SA Industria e Comercio	4,900	67,117
CVC Brasil Operadora e Agencia de Viagens SA	4,200	72,676
Cyrela Brazil Realty SA	7,700	36,204
Drogasil SA	9,100	241,153
Duratex SA	8,400	26,893
Ecorodovias Infraestrutura e Logistica SA	3,000	10,725
EDP Energias do Brasil SA	11,600	49,917
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	1,200	5,311
Embraer SA	25,088	157,647
ENGIE Brasil Energia SA	5,745	64,807
Equatorial Energia SA	10,100	221,908
Estacio Participacoes SA	11,600	127,615
Fibria Celulose SA	8,900	153,306
Fleury SA	9,500	89,454
Hypermarcas SA	11,400	130,030
Iguatemi Empresa de Shopping Centers SA	1,300	17,546
Iochpe-Maxion SA	3,830	28,611
JBS SA	30,600	96,525
Klabin SA unit	23,900	133,603
Kroton Educacional SA	51,954	264,988
Light SA (a)	3,100	16,152
Linx SA	10,800	71,864
Localiza Rent A Car SA	20,970	169,682
Lojas Renner SA	25,677	305,126
M. Dias Branco SA	3,357	60,344
Magazine Luiza SA	3,000	79,623
Marfrig Global Foods SA(a)	4,500	9,619
Minerva SA	600	1,814
MRV Engenharia e Participacoes SA	8,200	38,992
Multiplan Empreendimentos Imobiliarios SA	3,532	80,418
Multiplus SA	700	7,734
Natura Cosmeticos SA	6,300	69,051
Odontoprev SA	13,800	72,032
Petroleo Brasileiro SA - Petrobras (ON) (a)	56,000	374,388
Porto Seguro SA	3,100	42,987
Qualicorp SA	7,500	72,010
Rumo SA	42,300	189,460
Sao Martinho SA	2,600	15,383
Smiles Fidelidade SA	1,900	48,991
Sul America SA unit	5,135	32,718
Suzano Papel e Celulose SA	17,300	112,184
Terna Participacoes SA unit	5,500	34,785
TIM Participacoes SA	28,480	120,678
Totvs SA	9,200	93,848
Ultrapar Participacoes SA	12,600	322,475
Vale SA	110,874	1,442,476
Valid Solucoes SA	660	4,226
Via Varejo SA unit	3,100	26,388
Weg SA	22,800	169,605

TOTAL BRAZIL		10,193,757

British Virgin Islands - 0.0%
First Pacific Co. Ltd.	62,000	44,220
Canada - 6.2%
Advantage Oil & Gas Ltd. (a)	2,687	8,629
Aecon Group, Inc.	4,244	68,698
AG Growth International, Inc.	175	8,088
AGF Management Ltd. Class B (non-vtg.)	1,711	10,544
Agnico Eagle Mines Ltd. (Canada)	7,839	370,855
AGT Food & Ingredients, Inc.	170	2,883
Aimia, Inc.	2,333	7,037
Alacer Gold Corp. (a)	4,325	7,525
Alamos Gold, Inc.	19,012	113,917
Alaris Royalty Corp.	1,959	30,277
Algonquin Power & Utilities Corp.	21,349	231,888
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	14,489	758,022
Allied Properties (REIT)	831	27,936
AltaGas Ltd.	9,271	207,806
Altius Minerals Corp.	306	3,381
Altus Group Ltd.	1,256	35,005
ARC Resources Ltd.	12,199	134,189
Aritzia LP (a)	3,263	35,336
Artis (REIT)	542	6,191
ATCO Ltd. Class I (non-vtg.)	2,131	77,063
Athabasca Oil Corp. (a)	2,149	1,904
ATS Automation Tooling System, Inc. (a)	1,088	14,719
AutoCanada, Inc.	246	4,600
Avigilon Corp. (a)	681	12,651
B2Gold Corp. (a)	44,296	133,968
Badger Daylighting Ltd.	901	18,518
Bank of Montreal	21,563	1,776,406
Bank of Nova Scotia	40,411	2,684,867
Barrick Gold Corp.	39,579	569,230
Baytex Energy Corp. (a)	5,795	17,668
BCE, Inc.	4,507	210,766
Birchcliff Energy Ltd.	2,971	8,237
Bird Construction, Inc.	502	3,812
BlackBerry Ltd. (a)	17,681	224,247
Boardwalk (REIT)	579	20,948
Bombardier, Inc. Class B (sub. vtg.) (a)	74,031	209,454
Bonavista Energy Corp.	5,185	7,251
Bonterra Energy Corp.	213	2,393
Boralex, Inc. Class A	3,344	64,270
Brookfield Asset Management, Inc. Class A	29,268	1,224,973
BRP, Inc.	2,924	120,906
CAE, Inc.	7,701	142,124
Cameco Corp.	16,019	147,427
Canaccord Capital, Inc.	4,468	23,539
Canacol Energy Ltd. (a)	1,213	4,221
Canada Goose Holdings, Inc.	2,145	77,185
Canadian (REIT)	413	14,949
Canadian Apartment Properties (REIT) unit	8,458	248,651
Canadian Energy Services & Technology Corp.	8,231	39,817
Canadian Imperial Bank of Commerce	15,214	1,507,299
Canadian National Railway Co.	25,442	2,039,083
Canadian Natural Resources Ltd.	39,569	1,350,815
Canadian Pacific Railway Ltd.	4,879	903,369
Canadian Tire Ltd. Class A (non-vtg.)	2,580	360,004
Canadian Utilities Ltd. Class A (non-vtg.)	3,153	93,334
Canadian Western Bank, Edmonton	2,948	92,754
Canfor Corp. (a)	2,588	60,702
Canfor Pulp Products, Inc.	673	7,950
Capital Power Corp.	3,929	74,491
Cara Operations Ltd.	231	5,059
Cardinal Energy Ltd.	630	2,330
Cascades, Inc.	966	12,110
CCL Industries, Inc. Class B	5,128	245,268
Celestica, Inc. (sub. vtg.) (a)	5,518	55,763
Cenovus Energy, Inc.	37,081	353,626
Centerra Gold, Inc. (a)	7,619	39,334
CGI Group, Inc. Class A (sub. vtg.) (a)	6,975	399,220
China Gold International Resources Corp. Ltd. (a)	4,402	8,768
Choice Properties REIT	383	4,023
CI Financial Corp.	12,048	290,034
Cineplex, Inc.	2,471	63,121
Clearwater Seafoods, Inc.	190	1,087
Cogeco Communications, Inc.	956	59,225
Cogeco, Inc. (sub. vtg.)	155	9,456
Colliers International Group, Inc.	1,875	113,567
Cominar (REIT)	7,491	88,248
Computer Modelling Group Ltd.	610	4,949
Concordia International Corp. (a)	45	32
Constellation Software, Inc.	769	497,105
Corby Spirit and Wine Ltd.	368	6,696
Corus Entertainment, Inc. Class B (non-vtg.)	8,530	58,531
Cott Corp.	7,684	128,192
Crescent Point Energy Corp.	23,086	182,060
Crew Energy, Inc. (a)	814	1,489
Crombie (REIT)	448	4,862
CT Real Estate Investment Trust	401	4,515
Descartes Systems Group, Inc. (a)	5,666	160,306
Detour Gold Corp. (a)	4,963	53,019
Dirtt Environmental Solutions Ltd. (a)	675	3,150
Dollarama, Inc.	3,759	513,974
Dorel Industries, Inc. Class B (sub. vtg.)	1,245	31,216
Dream Global REIT	832	8,408
Dream Industrial (REIT)	1,039	7,839
Dream Office (REIT)	386	7,117
DREAM Unlimited Corp. (a)	489	3,105
ECN Capital Corp.	5,076	15,393
Eldorado Gold Corp.	19,961	25,803
Element Financial Corp.	15,624	105,430
Emera, Inc.	4,895	181,075
Empire Co. Ltd. Class A (non-vtg.)	5,298	102,514
Enbridge Income Fund Holdings, Inc.	9,847	224,079
Enbridge, Inc.	57,735	2,113,664
Encana Corp.	33,176	410,250
Endeavour Silver Corp. (a)	544	1,300
EnerCare, Inc.	1,992	32,099
Enerflex Ltd.	1,148	13,655
Enerplus Corp.	14,196	161,234
Enghouse Systems Ltd.	283	14,939
Ensign Energy Services, Inc.	1,901	11,375
Entertainment One Ltd.	24,559	112,700
Equitable Group, Inc.	333	18,172
Evertz Technologies Ltd.	415	5,847
Exco Technologies Ltd.	580	4,550
Extendicare, Inc.	834	5,906
Fairfax Financial Holdings Ltd. (sub. vtg.)	971	510,762
Fiera Capital Corp.	751	7,901
Finning International, Inc.	5,007	137,876
First Capital Realty, Inc.	4,091	68,416
First Majestic Silver Corp. (a)	3,347	20,463
First National Financial Corp.	813	18,864
First Quantum Minerals Ltd.	23,683	353,127
FirstService Corp.	821	54,680
Fortis, Inc.	13,589	480,145
Fortuna Mines, Inc. (a)	2,731	13,144
Franco-Nevada Corp.	6,367	486,843
Freehold Royalties Ltd.	4,398	48,056
Genworth MI Canada, Inc.	1,217	41,794
George Weston Ltd.	1,834	160,617
Gibson Energy, Inc.	4,417	63,777
Gildan Activewear, Inc.	10,339	351,610
Gluskin Sheff + Associates, Inc.	432	5,560
Goldcorp, Inc.	29,943	428,696
Granite Real Estate Investment Trust	188	7,739
Great Canadian Gaming Corp. (a)	1,984	59,036
Great-West Lifeco, Inc.	9,455	267,354
Guyana Goldfields, Inc. (a)	2,426	9,329
H&R REIT/H&R Finance Trust	4,454	76,116
High Liner Foods, Inc.	110	1,235
Home Capital Group, Inc.	1,485	20,645
HudBay Minerals, Inc.	11,872	101,732
Hudson's Bay Co.	1,594	13,828
Husky Energy, Inc. (a)	10,144	148,696
Hydro One Ltd. (d)	10,509	189,760
IAMGOLD Corp. (a)	21,764	128,107
IGM Financial, Inc.	2,047	73,110
Imperial Oil Ltd.	10,457	328,758
Industrial Alliance Insurance and Financial Services, Inc.	3,448	165,084
Innergex Renewable Energy, Inc.	6,435	72,041
Intact Financial Corp.	5,146	431,469
Inter Pipeline Ltd.	12,700	243,468
Interfor Corp. (a)	5,374	101,844
InterRent REIT	1,343	10,242
Intertape Polymer Group, Inc.	4,330	75,476
Ivanhoe Mines Ltd. (a)	28,271	80,906
Jean Coutu Group, Inc. Class A (sub. vtg.)	2,487	49,012
Just Energy Group, Inc.	1,772	7,563
Kelt Exploration Ltd. (a)	2,389	14,645
Keyera Corp.	10,062	283,127
Killam Apartment (REIT)	785	8,641
Kinaxis, Inc. (a)	620	41,752
Kinder Morgan Canada Ltd. (d)	9,350	127,935
Kinross Gold Corp. (a)	47,762	207,357
Kirkland Lake Gold Ltd.	7,412	111,722
Klondex Mines Ltd.(a)	5,562	12,209
Knight Therapeutics, Inc. (a)	1,049	6,482
Labrador Iron Ore Royalty Corp.	2,030	43,736
Laurentian Bank of Canada	1,297	56,098
Linamar Corp.	2,097	123,825
Loblaw Companies Ltd.	7,233	391,817
Lucara Diamond Corp.	4,561	9,456
Lundin Mining Corp.	25,474	184,117
MAG Silver Corp. (a)	6,403	68,715
Magellan Aerospace Corp.	282	4,693
Magna International, Inc. Class A (sub. vtg.)	11,961	683,236
Major Drilling Group International, Inc. (a)	567	2,959
Manulife Financial Corp.	68,795	1,459,796
Maple Leaf Foods, Inc.	2,809	79,588
Martinrea International, Inc.	4,456	52,132
Maxar Technologies Ltd.	2,588	163,318
Medical Facilities Corp.	378	4,727
MEG Energy Corp. (a)	6,819	30,824
Methanex Corp.	3,684	232,541
Metro, Inc. Class A (sub. vtg.)	9,128	305,454
Morguard (REIT)	354	3,897
Morneau Shephell, Inc.	611	11,390
MTY Food Group, Inc.	127	5,473
Mullen Group Ltd.	2,476	30,276
National Bank of Canada	11,094	575,806
Nevsun Resources Ltd.	11,969	25,008
New Flyer Industries, Inc.	1,425	67,276
New Gold, Inc. (a)	15,233	46,071
NexGen Energy Ltd. (a)	8,877	20,352
Norbord, Inc.	1,129	43,122
North West Co., Inc.	777	18,408
Northland Power, Inc.	5,551	103,258
Northview Apartmemt (REIT)	252	5,089
Northwest Healthcare Properties REIT	930	8,718
Novagold Resources, Inc. (a)	7,992	29,564
Nutrien Ltd. (a)	22,497	1,176,977
NuVista Energy Ltd. (a)	14,019	99,159
OceanaGold Corp.	16,467	45,385
Onex Corp. (sub. vtg.)	2,229	166,939
Open Text Corp.	9,812	336,001
Osisko Gold Royalties Ltd. (b)	3,247	36,483
Osisko Mining, Inc. (a)	4,512	13,059
Painted Pony Petroleum Ltd. (a)	562	1,069
Pan American Silver Corp.	4,632	76,057
Paramount Resources Ltd. Class A (a)	2,068	30,263
Parex Resources, Inc. (a)	5,333	79,648
Parkland Fuel Corp.	8,546	200,449
Pason Systems, Inc.	1,092	16,318
Pembina Pipeline Corp.	17,993	613,371
Pengrowth Energy Corp. (a)	11,159	8,800
Peyto Exploration & Development Corp.	6,397	58,353
Power Corp. of Canada (sub. vtg.)	13,583	346,643
Power Financial Corp.	9,669	266,723
PrairieSky Royalty Ltd.	7,732	191,477
Precision Drilling Corp. (a)	18,987	68,847
Premier Gold Mines Ltd. (a)	3,779	10,661
Premium Brands Holdings Corp.	1,621	141,014
Pretium Resources, Inc. (a)	7,604	52,919
ProMetic Life Sciences, Inc. (a)	22,496	31,824
Pure Industrial Real Estate Trust	9,413	61,835
Quebecor, Inc. Class B (sub. vtg.)	4,672	91,161
Raging River Exploration, Inc. (a)	16,199	98,116
Restaurant Brands International, Inc.	7,919	478,359
RioCan (REIT)	6,181	121,057
Ritchie Brothers Auctioneers, Inc.	4,917	159,942
Rogers Communications, Inc. Class B (non-vtg.)	11,597	565,990
Rogers Sugar, Inc.	1,976	10,041
Royal Bank of Canada	47,864	4,098,404
Russel Metals, Inc.	5,998	152,437
Sandstorm Gold Ltd. (a)	3,254	17,117
Saputo, Inc.	8,516	293,075
Seabridge Gold, Inc. (a)	1,636	19,468
Secure Energy Services, Inc.	12,279	88,848
SEMAFO, Inc. (a)	9,283	27,472
Seven Generations Energy Ltd. (a)	10,372	144,618
Shaw Communications, Inc. Class B	14,735	321,654
ShawCor Ltd. Class A	2,890	65,225
Shopify, Inc. Class A (a)	2,831	361,447
Sienna Senior Living, Inc.	823	11,843
Sierra Wireless, Inc. (a)	582	11,247
Silvercorp Metals, Inc.	5,014	13,289
Sleep Country Canada Holdings, Inc.	1,260	33,518
Smart (REIT)	798	19,626
SNC-Lavalin Group, Inc.	5,155	228,035
Spartan Energy Corp. (a)	2,733	13,843
Spin Master Corp. (a)(d)	586	25,265
Sprott, Inc.	1,346	3,152
Ssr Mining, Inc. (a)	3,389	29,315
Stantec, Inc.	3,303	96,082
Stella-Jones, Inc.	1,695	71,369
Stornoway Diamond Corp. (a)	2,225	1,013
Student Transportation, Inc.	1,856	11,061
Sun Life Financial, Inc.	20,922	907,811
Suncor Energy, Inc.	56,361	2,041,826
Superior Plus Corp.	5,946	57,865
Surge Energy, Inc.	1,678	2,633
Tahoe Resources, Inc.	7,783	34,359
Teck Resources Ltd. Class B (sub. vtg.)	19,329	561,327
TELUS Corp.	6,706	252,484
The Stars Group, Inc. (a)	3,808	96,748
The Toronto-Dominion Bank	62,498	3,801,708
Thomson Reuters Corp.	9,454	409,135
Timbercreek Financial Corp.	3,121	23,496
TMAC Resources, Inc. (a)	1,050	7,572
TMX Group Ltd.	3,213	202,106
TORC Oil & Gas Ltd.	5,379	29,738
Torex Gold Resources, Inc. (a)	1,480	15,269
Toromont Industries Ltd.	3,132	136,764
Total Energy Services, Inc.	409	4,556
Tourmaline Oil Corp. (a)	10,122	163,516
TransAlta Corp.	7,976	44,095
TransAlta Renewables, Inc.	1,995	20,015
TransCanada Corp.	29,669	1,365,980
Transcontinental, Inc. Class A	5,842	118,122
TransForce, Inc.	3,468	89,660
Trican Well Service Ltd. (a)	9,711	30,396
Tricon Capital Group, Inc.	5,224	45,614
Trinidad Drilling Ltd. (a)	1,286	1,840
Turquoise Hill Resources Ltd. (a)	29,292	89,305
Uni-Select, Inc.	1,404	31,036
Uranium Participation Corp. (a)	1,297	4,112
Valeant Pharmaceuticals International, Inc. (Canada) (a)	11,768	217,826
Valener, Inc.	416	7,566
Vermilion Energy, Inc.	4,041	152,770
Wajax Corp.	186	3,362
West Fraser Timber Co. Ltd.	2,950	206,404
Western Forest Products, Inc.	16,341	37,996
WestJet Airlines Ltd.	1,117	22,349
Westshore Terminals Investment Corp.	1,607	32,885
Wheaton Precious Metals Corp.	16,700	360,747
Whitecap Resources, Inc.	25,516	186,495
Winpak Ltd.	1,133	41,055
WSP Global, Inc.	5,087	246,327
Yamana Gold, Inc.	40,697	140,620

TOTAL CANADA		59,329,905

Cayman Islands - 4.4%
21Vianet Group, Inc. ADR (a)(b)	4,992	45,477
3SBio, Inc. (a)	27,000	55,017
500.com Ltd. sponsored ADR Class A (a)	144	1,800
51job, Inc. sponsored ADR (a)	961	67,356
58.com, Inc. ADR (a)	3,444	275,107
AAC Technology Holdings, Inc.	24,500	409,657
Agile Property Holdings Ltd.	44,000	78,971
Agile Property Holdings Ltd. rights (a)(c)	880	0
Airtac International Group	3,134	49,728
Alibaba Group Holding Ltd. sponsored ADR (a)(b)	40,135	8,199,179
Anta Sports Products Ltd.	35,000	168,677
ASM Pacific Technology Ltd.	11,200	152,910
Autohome, Inc. ADR Class A	1,943	161,813
Baidu.com, Inc. sponsored ADR (a)	9,649	2,382,531
Baozun, Inc. sponsored ADR (a)(b)	700	27,265
Biostime International Holdings Ltd. (a)	10,500	73,757
Bitauto Holdings Ltd. ADR (a)	1,372	47,732
BizLink Holding, Inc.	3,062	29,120
Casetek Holdings	1,000	3,684
Casetek Holdings rights 2/5/18 (a)	187	99
Chailease Holding Co. Ltd.	58,000	194,993
Changyou.com Ltd. (A Shares) ADR (a)	517	15,908
Chaowei Power Holdings Ltd.	3,000	1,707
Cheetah Mobile, Inc. ADR (a)	1,994	33,041
Cheung Kong Property Holdings Ltd.	90,000	858,852
China All Access Holdings Ltd.	8,000	2,454
China Aoyuan Property Group Ltd.	39,000	34,550
China Conch Venture Holdings Ltd.	49,000	137,179
China Dongxiang Group Co. Ltd.	50,000	10,163
China First Capital Group Ltd. (a)	194,000	72,167
China Goldjoy Group Ltd.	248,000	22,192
China Harmony New Energy Auto (a)	27,000	19,881
China High Speed Transmission Equipment Group Co. Ltd.	3,000	5,292
China Huishan Dairy Holdings Co. Ltd. (a)(c)	51,000	2,738
China Liansu Group Holdings Ltd.	16,000	12,456
China LNG Group Ltd. (a)	60,000	11,505
China Logistics Property Holdings Co. Ltd. (a)	13,000	4,155
China Maple Leaf Educational Systems Ltd.	18,000	22,527
China Medical System Holdings Ltd.	53,000	113,688
China Mengniu Dairy Co. Ltd.	99,000	323,350
China Modern Dairy Holdings Ltd. (a)	65,000	12,464
China Regenerative Medicine International Ltd. (a)	75,000	1,735
China Resources Land Ltd.	104,000	414,796
China Resources Phoenix Health	29,500	42,613
China SCE Property Holdings Ltd.	114,000	61,353
China Shengmu Organic Milk Ltd. (a)(d)	136,000	21,210
China State Construction International Holdings Ltd.	69,750	100,934
China Wireless Technologies Ltd. (a)(c)	8,000	736
China ZhengTong Auto Services Holdings Ltd.	68,000	69,194
ChinaSoft International Ltd.	88,000	62,097
Chong Sing Holdings Fintech Group (a)	556,000	71,076
CIFI Holdings Group Co. Ltd.	150,000	129,624
Cimc Enric Holdings Ltd. (a)	12,000	13,223
CK Hutchison Holdings Ltd.	93,500	1,262,181
COFCO Meat Holdings Ltd. (a)	92,000	18,582
Cogobuy Group (d)	5,000	3,023
Country Garden Holdings Co. Ltd.	178,000	382,730
CT Environmental Group Ltd.	26,000	5,052
Ctrip.com International Ltd. ADR (a)(b)	13,304	622,361
eHi Car Service Co. Ltd. sponsored ADR (a)	203	2,393
Endeavour Mining Corp. (a)	2,098	38,736
ENN Energy Holdings Ltd.	32,000	247,077
Evergrande Real Estate Group Ltd. (a)	118,190	390,560
Fang Holdings Ltd. ADR (b)	8,426	43,984
Far East Consortium International Ltd.	5,242	3,036
FIH Mobile Ltd.	298,000	88,760
Freeman Fintech Corp. Ltd. (a)	220,000	28,123
Fu Shou Yuan International Group Ltd. (d)	18,000	16,153
Fufeng Group Ltd.	43,000	31,387
Fullshare Holdings Ltd.	287,500	135,616
Future Land Development Holding Ltd.	84,000	82,146
GCL-Poly Energy Holdings Ltd. (a)	629,000	108,550
Geely Automobile Holdings Ltd.	166,000	531,572
General Interface Solution Holding Ltd.	5,000	37,184
Genscript Biotech Corp.	18,000	65,464
Ginko International Co. Ltd.	1,000	8,054
Glorious Property Holdings Ltd. (a)	16,000	1,800
Golden Eagle Retail Group Ltd. (H Shares)	5,000	6,360
Goodbaby International Holdings Ltd.	4,000	2,465
Gourmet Master Co. Ltd.	5,100	73,845
Greatview Aseptic Pack Co. Ltd.	14,000	10,040
Greentown China Holdings Ltd.	24,500	42,720
Haitian International Holdings Ltd.	21,000	65,636
HC International, Inc.	4,000	2,996
Hengan International Group Co. Ltd.	28,500	273,245
HKBN Ltd.	65,000	81,763
Hopewell Highway Infrastructure Ltd.	21,500	13,192
Huayi Tencent Entertainment Co. Ltd. (a)	20,000	1,266
Hutchison China Meditech Ltd. (a)	1,043	76,979
Hutchison Telecommunications Hong Kong Holdings Ltd.	76,000	30,895
IGG, Inc.	19,000	21,107
iKang Healthcare Group, Inc. sponsored ADR (a)(b)	4,529	72,962
Imax China Holding, Inc. (a)(d)	1,700	4,379
JD.com, Inc. sponsored ADR (a)	22,466	1,106,001
Jiayuan International Group Ltd. (a)	76,000	75,780
JinkoSolar Holdings Co. Ltd. ADR (a)	275	6,111
Kaisa Group Holdings Ltd. (a)	90,000	57,295
Kingboard Chemical Holdings Ltd.	30,500	167,849
Kingboard Laminates Holdings Ltd.	66,500	117,143
Kingdee International Software Group Co. Ltd. (a)	38,000	24,726
Kingsoft Corp. Ltd.	25,000	85,489
KWG Property Holding Ltd.	53,123	89,776
Lee & Man Paper Manufacturing Ltd.	50,000	58,931
Leyou Technologies Holdings Ltd. (a)	95,000	20,767
Li Ning Co. Ltd. (a)	53,000	42,684
Lifetech Scientific Corp. (a)	12,000	3,175
Lijun International Pharmaceutical Holding Ltd.	34,000	24,948
Longfor Properties Co. Ltd.	59,500	194,336
Lonking Holdings Ltd.	45,000	20,134
Macau Legend Development Ltd. (a)(d)	9,000	1,427
Meitu, Inc. (a)(d)	40,500	56,329
Melco Crown Entertainment Ltd. sponsored ADR	8,606	256,287
MGM China Holdings Ltd.	26,400	81,333
Minth Group Ltd.	34,000	192,109
Momo, Inc. ADR (a)	4,480	141,254
NetDragon WebSoft, Inc.	4,500	12,195
NetEase, Inc. ADR	2,702	865,072
New Oriental Education & Technology Group, Inc. sponsored ADR	4,637	427,021
Nexteer Auto Group Ltd.	29,000	62,132
Noah Holdings Ltd. sponsored ADR (a)(b)	1,318	65,122
Pacific Textile Holdings Ltd.	56,000	58,701
Parade Technologies Ltd.	5,000	104,525
Phoenix Group Holdings	18,592	201,680
Powerlong Real Estate Holding Ltd.	13,000	7,046
Q Technology (Group) Co. Ltd.	11,000	15,046
Regina Miracle International Holdings Ltd.	2,000	1,800
Renhe Commercial Holdings Co. Ltd. (a)	42,000	1,095
Ronshine China Holdings Ltd. (a)	39,000	57,533
Sands China Ltd.	86,800	517,073
Semiconductor Manufacturing International Corp. (a)	110,100	158,449
Shenzhou International Group Holdings Ltd.	27,000	278,710
Shimao Property Holdings Ltd.	36,500	108,950
Shui On Land Ltd.	152,000	52,852
Silergy Corp.	4,000	85,265
SINA Corp. (a)	2,383	279,407
Sino Biopharmaceutical Ltd.	157,000	289,408
SITC International Holdings Co. Ltd.	52,000	59,826
SOHO China Ltd.	96,500	57,362
Sunac China Holdings Ltd.	87,000	417,614
Sunny Optical Technology Group Co. Ltd.	24,000	332,266
TAL Education Group ADR	10,497	341,887
Tarena International, Inc. ADR	541	7,239
Tencent Holdings Ltd.	198,625	11,736,221
Texhong Textile Group Ltd.	1,500	2,109
The United Laboratories International Holdings Ltd. (a)	8,000	7,005
Tianneng Power International Ltd.	12,000	11,873
Tibet Water Resources Ltd. (a)	157,000	68,238
Tingyi (Cayman Islands) Holding Corp.	78,000	162,528
Tongda Group Holdings Ltd.	100,000	22,627
Towngas China Co. Ltd.	17,421	14,609
TPK Holding Co. Ltd. (a)	9,000	32,077
Truly International Holdings Ltd.	70,000	23,803
Tuniu Corp. Class A sponsored ADR (a)	220	1,789
Value Partners Group Ltd.	32,000	40,825
Vinda International Holdings Ltd.	1,000	1,877
Vipshop Holdings Ltd. ADR (a)	14,123	233,453
Vision Fame International Holding Ltd. (a)	10,000	492
Want Want China Holdings Ltd.	213,000	188,150
Weibo Corp. sponsored ADR (a)(b)	1,725	223,508
WH Group Ltd. (d)	284,500	352,413
Wharf Real Estate Investment Co. Ltd. (a)	47,000	324,743
Wynn Macau Ltd.	62,800	221,572
Xingda International Holdings Ltd.	12,674	5,055
Xinyi Glass Holdings Ltd.	54,000	82,146
Xinyi Solar Holdings Ltd.	149,200	68,662
XTEP International Holdings Ltd.	46,500	21,102
Yeong Guan Energy Technology Group Co. Ltd.	1,000	2,536
Yirendai Ltd. sponsored ADR	475	19,200
Yuzhou Properties Co.	59,000	43,594
YY, Inc. ADR (a)	1,605	213,401
Zhen Ding Technology Holding Ltd.	5,000	11,446
Zhongsheng Group Holdings Ltd. Class H	41,000	103,042
Zhou Hei Ya International Holdings Co. Ltd.	27,000	26,991

TOTAL CAYMAN ISLANDS		42,020,354

Chile - 0.3%
AES Gener SA	171,111	54,927
Aguas Andinas SA	126,713	85,340
Banco de Chile	854,252	145,944
Banco de Credito e Inversiones	1,714	131,643
Banco Santander Chile	1,944,159	164,220
CAP SA	1,737	22,489
Cencosud SA	55,231	172,061
Colbun SA	367,700	91,432
Compania Cervecerias Unidas SA	5,132	73,509
Compania de Petroleos de Chile SA (COPEC)	14,913	257,996
Compania Sud Americana de Vapores SA (a)	234,429	12,211
CorpBanca SA	5,823,430	59,120
E-CL SA	28,960	64,364
Empresa Nacional de Electricidad SA	141,956	135,815
Empresa Nacional de Telecomunicaciones SA (ENTEL)	3,738	44,658
Empresas CMPC SA	37,060	145,774
Enel Chile SA	600,177	75,666
Enersis SA	1,077,071	251,923
Forus SA	3,734	17,034
Inversiones Aguas Metropolitanas SA	6,282	12,401
Inversiones La Construccion SA	388	8,052
LATAM Airlines Group SA	14,348	248,245
Parque Arauco SA	28,812	94,872
Ripley Corp. SA	21,855	25,922
S.A.C.I. Falabella	22,451	235,746
Sonda SA	38,859	80,641
Vina Concha y Toro SA	11,812	26,256

TOTAL CHILE		2,738,261

China - 2.3%
Agricultural Bank of China Ltd. (H Shares)	869,000	533,221
Air China Ltd. (H Shares)	54,000	78,971
Aluminum Corp. of China Ltd. (H Shares) (a)	144,000	97,386
Anhui Conch Cement Co. Ltd. (H Shares)	42,500	234,160
Anhui Expressway Co. Ltd. (H Shares)	2,000	1,667
AviChina Industry & Technology Co. Ltd. (H Shares)	32,000	17,140
Bank Communications Co. Ltd. (H Shares)	306,000	265,214
Bank of China Ltd. (H Shares)	2,764,000	1,664,198
Beijing Capital International Airport Co. Ltd. (H Shares)	70,000	106,128
Beijing Capital Land Ltd. (H Shares)	12,000	7,854
BYD Co. Ltd. (H Shares)	21,500	202,291
CGN Power Co. Ltd. (H Shares) (d)	347,000	98,032
China BlueChemical Ltd. (H Shares)	28,000	10,094
China Cinda Asset Management Co. Ltd. (H Shares)	256,000	108,321
China CITIC Bank Corp. Ltd. (H Shares)	336,000	276,612
China Communications Construction Co. Ltd. (H Shares)	174,000	207,751
China Communications Services Corp. Ltd. (H Shares)	142,000	90,218
China Construction Bank Corp. (H Shares)	2,928,000	3,361,554
China Everbright Bank Co. Ltd. (H Shares)	119,000	67,390
China Galaxy Securities Co. Ltd. (H Shares)	145,000	118,445
China Huarong Asset Management Co. Ltd.	456,000	230,254
China Life Insurance Co. Ltd. (H Shares)	267,000	899,043
China Longyuan Power Grid Corp. Ltd. (H Shares)	161,000	117,725
China Merchants Bank Co. Ltd. (H Shares)	129,500	634,865
China Minsheng Banking Corp. Ltd. (H Shares)	230,000	263,146
China Molybdenum Co. Ltd. (H Shares)	129,000	99,273
China National Building Materials Co. Ltd. (H Shares)	130,000	138,930
China National Materials Co. Ltd. (H Shares)	51,000	46,484
China Oilfield Services Ltd. (H Shares)	86,000	102,571
China Pacific Insurance (Group) Co. Ltd. (H Shares)	90,000	456,751
China Petroleum & Chemical Corp. (H Shares)	912,000	788,348
China Railway Construction Corp. Ltd. (H Shares)	44,000	53,491
China Railway Group Ltd. (H Shares)	119,000	91,426
China Shenhua Energy Co. Ltd. (H Shares)	115,000	357,967
China Southern Airlines Ltd. (H Shares)	108,000	140,822
China Telecom Corp. Ltd. (H Shares)	530,000	262,200
China Vanke Co. Ltd. (H Shares)	37,800	185,070
Chongqing Rural Commercial Bank Co. Ltd. (H Shares)	103,000	93,353
CITIC Securities Co. Ltd. (H Shares)	73,000	194,103
CRRC Corp. Ltd. (H Shares)	166,000	164,458
Dongfeng Motor Group Co. Ltd. (H Shares)	90,000	117,582
Fuyao Glass Industries Group Co. Ltd.	36,000	152,557
GF Securities Co. Ltd. (H Shares)	55,400	123,793
Great Wall Motor Co. Ltd. (H Shares)	130,000	158,706
Guangdong Kelon Electrical Holdings Ltd. Series H	9,000	12,356
Guangzhou Automobile Group Co. Ltd. (H Shares)	76,000	172,156
Guangzhou R&F Properties Co. Ltd. (H Shares)	40,400	113,619
Haitong Securities Co. Ltd. (H Shares)	194,400	317,595
Huadian Fuxin Energy Corp. Ltd. (H Shares)	14,000	3,687
Huaneng Power International, Inc. (H Shares)	254,000	163,973
Huaneng Renewables Corp. Ltd. (H Shares)	186,000	64,436
Huatai Securities Co. Ltd. (H Shares) (d)	50,200	113,714
Industrial & Commercial Bank of China Ltd. (H Shares)	2,566,000	2,427,362
Inner Mongolia Yitai Coal Co. Ltd. (B Shares)	11,500	18,308
Jiangsu Expressway Co. Ltd. (H Shares)	56,000	86,334
Jiangxi Copper Co. Ltd. (H Shares)	42,000	71,086
Livzon Pharmaceutical Group, Inc.	650	5,368
Luoyang Glass Co. Ltd. Class H (a)	4,000	2,168
New China Life Insurance Co. Ltd. (H Shares)	28,100	183,019
People's Insurance Co. of China Group (H Shares)	202,000	115,426
PetroChina Co. Ltd. (H Shares)	700,000	552,445
PICC Property & Casualty Co. Ltd. (H Shares)	158,000	328,012
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	184,000	2,179,262
Qingdao Port International Co. Ltd. (d)	16,000	11,781
Shandong Chenming Paper Holdings Ltd. (H Shares)	11,500	20,464
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	40,000	29,606
Shanghai Electric Group Co. Ltd. (H Shares) (a)	66,000	26,830
Shanghai Environment Group Co. Ltd.	239	857
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)	15,500	90,056
Shanghai Lujiazui Finance Trust Ltd. (B Shares)	11,080	16,797
Shanghai Pharma Holding Co. Ltd. (H Shares)	22,000	57,653
Shanghai SMI Holding Co. Ltd. Class A (a)	861	1,214
Shenzhen Expressway Co. (H Shares)	18,000	18,914
Sichuan Expressway Co. Ltd. (H Shares)	4,000	1,575
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	80,000	48,986
Sinopharm Group Co. Ltd. (H Shares)	52,000	229,666
Sinotrans Ltd. (H Shares)	123,000	74,687
Tong Ren Tang Technologies Co. Ltd. (H Shares)	10,000	16,056
TravelSky Technology Ltd. (H Shares)	26,000	81,596
Tsingtao Brewery Co. Ltd. (H Shares)	24,000	133,765
Weichai Power Co. Ltd. (H Shares)	82,000	102,518
Xinhua Winshare Publishing and Media Co. Ltd.	2,000	1,626
Yangtze Optical Fibre and Cable Co. Ltd.	2,500	11,601
Yanzhou Coal Mining Co. Ltd. (H Shares)	58,000	101,132
Zhaojin Mining Industry Co. Ltd. (H Shares)	12,000	10,216
Zhejiang Expressway Co. Ltd. (H Shares)	82,000	97,067
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	25,400	140,594
Zijin Mng Group Co. Ltd. (H Shares)	356,000	179,305
ZTE Corp. (H Shares) (a)	22,800	83,066

TOTAL CHINA		21,937,519

Colombia - 0.1%
Almacenes Exito SA	2,666	16,796
Bancolombia SA	15,085	172,856
Cementos Argos SA	27,656	110,117
Corporacion Financiera Colombiana SA	2,051	19,426
Ecopetrol SA	151,005	141,534
Grupo de Inversiones Suramerica SA	7,349	103,891
Interconexion Electrica SA ESP	14,282	71,964
Inversiones Argos SA	10,667	77,578

TOTAL COLOMBIA		714,162

Curacao - 0.0%
Sapiens International Corp. NV	128	1,603
Czech Republic - 0.0%
Ceske Energeticke Zavody A/S	7,957	203,834
Komercni Banka A/S	1,987	91,261
MONETA Money Bank A/S (d)	21,525	89,398
Philip Morris CR A/S (a)	3	2,490
Telefonica Czech Rep A/S	636	8,873

TOTAL CZECH REPUBLIC		395,856

Denmark - 1.2%
A.P. Moller - Maersk A/S:
Series A	171	292,393
Series B	171	305,230
ALK-Abello A/S	637	80,973
Alm. Brand A/S	2,452	30,228
Ambu A/S Series B	6,030	129,462
Bang & Olufsen A/S Series B (a)	1,191	31,988
Bavarian Nordic A/S (a)	2,538	97,887
Carlsberg A/S Series B	3,960	508,534
Christian Hansen Holding A/S	3,160	276,227
Coloplast A/S Series B	4,139	367,965
Dampskibsselskabet NORDEN A/S (a)	849	16,911
Danske Bank A/S	25,200	1,023,638
Det Forenede Dampskibs-Selskab (DFDS) A/S	1,124	67,427
DONG Energy A/S (d)	6,237	378,725
DSV de Sammensluttede Vognmaend A/S	6,315	519,359
FLSmidth & Co. A/S	2,145	126,456
Genmab A/S (a)	1,981	362,856
GN Store Nord A/S	5,940	200,362
H Lundbeck A/S	2,649	135,046
ISS Holdings A/S	6,143	239,694
Jyske Bank A/S (Reg.)	3,590	207,633
Matas A/S	555	6,962
Nets A/S (a)(d)	3,791	104,348
Nilfisk Holding A/S (a)	895	51,958
NKT Holding A/S (a)	895	39,028
NNIT A/S (d)	144	4,420
Novo Nordisk A/S Series B	64,949	3,604,564
Novozymes A/S Series B	7,578	420,333
Pandora A/S	3,617	342,965
Per Aarsleff Holding A/S	597	20,516
Rockwool International A/S Series B	434	121,197
Royal Unibrew A/S	1,165	70,780
Scandinavian Tobacco Group A/S (d)	2,074	42,002
Schouw & Co.	239	24,201
SimCorp A/S	1,584	100,623
Solar Holding A/S	506	33,342
Spar Nord Bank A/S	3,353	39,881
Sydbank A/S (a)	2,122	86,728
TDC A/S	27,739	185,143
Topdanmark A/S	1,843	88,115
Tryg A/S	3,150	76,668
Vestas Wind Systems A/S	7,848	535,297
William Demant Holding A/S (a)	2,843	89,826
Zealand Pharma A/S (a)	117	1,983

TOTAL DENMARK		11,489,874

Egypt - 0.0%
Commercial International Bank SAE	7,979	35,250
Commercial International Bank SAE sponsored GDR	4,042	18,351
EFG-Hermes Holding SAE	2,676	3,094
Global Telecom Holding (a)	34,154	13,190
Talaat Moustafa Group Holding	8,836	4,753

TOTAL EGYPT		74,638

Faroe Islands - 0.0%
Bakkafrost	1,134	46,161
Finland - 0.7%
Amer Group PLC (A Shares)	4,498	126,936
Atria PLC	200	3,089
Cargotec Corp. (B Shares)	2,064	120,287
Caverion Corp. (a)	2,301	19,398
Citycon Oyj	5,135	14,268
Cramo Oyj (B Shares)	1,158	28,237
DNA Oyj	2,836	53,203
Elisa Corp. (A Shares)	6,492	276,140
F-Secure Oyj	458	2,223
Finnair Oyj	1,883	22,794
Fortum Corp.	14,319	310,488
Huhtamaki Oyj	2,859	121,999
KCI Konecranes Oyj	1,715	87,044
Kemira Oyj	7,197	101,864
Kesko Oyj	2,307	134,477
Kone Oyj (B Shares)	11,723	670,971
M-real OYJ (B Shares)	5,881	53,484
Metso Corp.	3,550	124,071
Neste Oyj	4,356	301,128
Nokia Corp.	207,869	1,002,666
Nokian Tyres PLC	4,599	232,278
Oriola-KD Oyj	973	3,461
Orion Oyj (B Shares)	4,494	180,219
Outokumpu Oyj (A Shares)	13,806	118,272
Outotec Oyj (a)	2,890	24,887
Ramirent Oyj	2,531	25,406
Sampo Oyj (A Shares)	13,351	775,256
Sanoma Corp.	1,800	23,331
Stora Enso Oyj (R Shares)	18,877	323,896
Technopolis PLC	6,225	31,340
TietoEnator Oyj	1,630	56,664
UPM-Kymmene Corp.	17,656	594,931
Uponor Oyj	2,335	49,399
Valmet Corp.	3,632	81,483
Wartsila Corp.	5,359	366,340
YIT-Yhtyma OY	3,572	29,358

TOTAL FINLAND		6,491,288

France - 6.2%
Accor SA	5,920	336,996
Aeroports de Paris	1,094	227,236
Air France KLM (Reg.) (a)	8,456	131,337
Air Liquide SA	14,867	2,004,755
Albioma	203	5,293
ALD SA (a)(d)	3,115	54,956
Alstom SA	4,925	216,152
Altamir	230	4,483
ALTEN	800	81,048
Altran Technologies SA	8,719	162,268
Amundi SA (d)	2,337	220,514
Arkema SA	2,235	285,534
Atos Origin SA	3,313	522,383
AXA SA	64,632	2,125,582
Beneteau SA	896	23,806
BIC SA	1,184	135,681
bioMerieux SA	1,517	143,706
BNP Paribas SA	38,536	3,186,435
Boiron SA	91	7,965
Bollore SA	34,121	198,259
Bollore SA (a)	114	679
Bonduelle SCA	221	11,648
Bourbon Corp. (FR)	123	1,238
Bouygues SA	8,021	445,841
Bureau Veritas SA	7,960	233,331
Capgemini SA	5,542	735,888
Carbone Lorraine	628	30,642
Carrefour SA	20,390	487,951
Casino Guichard Perrachon SA	3,166	185,099
Cellectis SA (a)	559	17,732
CNP Assurances	7,161	183,505
Coface SA	2,815	31,594
Compagnie de St. Gobain	16,839	978,736
Compagnie Plastic Omnium	2,073	106,578
Credit Agricole SA	39,789	749,646
Danone SA	20,635	1,775,982
Dassault Aviation SA	70	117,066
Dassault Systemes SA	4,257	490,897
DBV Technologies SA (a)	575	26,928
Derichebourg	937	9,400
Devoteam SA	64	6,333
Direct Energie	171	8,042
Edenred SA	10,057	324,768
EDF SA	20,264	278,633
Eiffage SA	3,187	386,423
Elior SA	4,725	108,879
Elis SA	6,172	172,414
ENGIE	57,396	996,215
Eramet SA (a)	269	37,940
Essilor International SA	7,170	1,018,379
Etablissements Maurel & Prom (a)	1,764	8,191
Euler Hermes SA	593	89,821
Eurazeo SA	1,091	114,797
Europcar Groupe SA (d)	6,506	90,549
Eutelsat Communications	7,968	175,298
Faurecia SA	2,295	206,236
Fonciere des Regions	1,582	173,727
Fonciere Financiere et Part SA	45	5,833
Gaztransport et Technigaz SA	1,527	105,693
Gecina SA	1,696	331,011
Genfit (a)	2,027	69,660
Groupe Eurotunnel SA	19,928	279,580
Groupe FNAC SA (a)	479	55,783
Guerbet	96	9,583
Hermes International SCA	947	523,443
ICADE	1,598	173,203
ID Logistics Group (a)	90	15,174
Iliad SA	1,043	269,865
Imerys SA	994	106,503
Industrielle d'Aviation Latecoere SA (a)	2,438	16,739
Ingenico SA	2,349	267,434
Innate Pharma SA (a)	267	1,931
Interparfums SA	104	4,855
Ipsen SA	1,815	254,523
Ipsos SA	734	28,032
JCDecaux SA	3,321	143,734
Kaufman & Broad SA	525	27,402
Kering SA	2,575	1,303,733
Klepierre SA	7,034	321,289
Korian	1,340	43,156
L'Oreal SA	8,359	1,900,233
Lagardere S.C.A. (Reg.)	3,185	99,333
Legrand SA	9,670	804,628
LVMH Moet Hennessy - Louis Vuitton SA	9,586	3,002,825
M6 Metropole Television SA	1,456	39,625
Maisons du Monde SA (d)	3,704	159,115
Marie Brizard Wine & Spirits SA (a)	69	1,054
Mercialys SA	611	13,897
Mgi Coutier SA	398	17,517
Michelin CGDE Series B	6,094	974,502
Natixis SA	33,564	305,618
Naturex SA (a)	88	9,615
Neopost SA	851	25,357
Nexans SA	714	43,366
Nexity	1,252	75,389
Orange SA	66,729	1,205,772
Orpea	1,235	154,251
Pernod Ricard SA	7,202	1,147,213
Peugeot Citroen SA	19,528	438,592
Publicis Groupe SA	7,316	505,591
Rallye SA	146	2,683
Remy Cointreau SA	1,397	183,851
Renault SA	6,928	761,831
Rexel SA	13,116	236,446
Rubis	2,996	220,949
Safran SA	11,664	1,317,813
Sanofi SA	39,567	3,491,852
Sartorius Stedim Biotech	1,227	106,332
Schneider Electric SA	19,084	1,788,119
SCOR SE	5,586	250,018
SEB SA	632	130,567
Societe Generale Series A	26,778	1,556,272
Sodexo SA	3,378	433,445
Soitec SA (a)	448	36,710
Solocal Group SA	14,049	17,408
Sopra Steria Group	487	98,858
SPIE SA	3,549	88,213
SR Teleperformance SA	2,537	384,592
Suez Environnement SA	13,735	204,803
Tarkett SA	1,239	48,456
Technicolor SA	20,446	76,408
Television Francaise 1 SA	1,024	15,358
Thales SA	3,811	427,543
The Lisi Group	665	32,034
The Vicat Group	748	61,618
Total SA	80,205	4,650,281
Trigano SA	572	110,928
Ubisoft Entertainment SA (a)	2,624	224,595
Unibail-Rodamco	3,349	859,033
Valeo SA	8,237	649,392
Vallourec SA (a)(b)	16,137	110,553
Veolia Environnement SA	16,608	418,373
VINCI SA	17,567	1,898,620
Virbac SA (a)	42	6,445
Vivendi SA	36,468	1,069,892
Wendel SA	1,854	345,505
Worldline SA (a)(d)	1,845	104,362
Zodiac Aerospace	6,461	200,782

TOTAL FRANCE		58,794,007

Germany - 5.9%
Aareal Bank AG	1,594	80,527
adidas AG	6,601	1,535,012
ADLER Real Estate AG	2,189	35,168
ADVA Optical Networking SE (a)	851	7,179
Aixtron AG (a)	5,391	81,255
Allianz SE	14,784	3,739,264
alstria office REIT-AG	3,893	61,384
Amadeus Fire AG	22	2,267
AURELIUS AG	590	43,292
Aurubis AG	1,004	105,380
Axel Springer Verlag AG	1,782	156,530
BASF AG	31,662	3,713,248
Bayer AG	28,869	3,782,918
Bayerische Motoren Werke AG (BMW)	10,994	1,255,354
BayWa AG	32	1,242
Bechtle AG	880	80,194
Beiersdorf AG	3,560	422,102
Bertrandt AG	78	10,004
Bilfinger Berger AG	2,584	121,076
Borussia Dortmund GmbH & Co. KGaA	872	6,187
Brenntag AG	5,680	368,256
CANCOM AG	288	27,193
Capital Stage AG	315	2,710
Carl Zeiss Meditec AG	1,600	104,787
CENTROTEC Sustainable AG	123	2,336
CeWe Color Holding AG	27	2,940
Comdirect Bank AG	2,144	30,931
Commerzbank AG (a)	36,414	599,392
CompuGroup Medical AG	1,498	94,759
Continental AG	3,745	1,123,809
Covestro AG (d)	5,448	626,208
CTS Eventim AG	1,538	76,915
Daimler AG (Germany)	32,479	2,973,111
Deutsche Bank AG	72,289	1,327,768
Deutsche Beteiligungs AG	642	39,615
Deutsche Borse AG	6,734	865,428
Deutsche EuroShop AG	1,688	66,267
Deutsche Lufthansa AG	7,889	281,496
Deutsche Pfandbriefbank AG	3,046	56,235
Deutsche Post AG	32,289	1,526,166
Deutsche Telekom AG	112,205	1,968,080
Deutsche Wohnen AG (Bearer)	12,302	555,957
Deutz AG	4,320	40,065
DIC Asset AG	3,887	49,900
Draegerwerk AG & Co. KGaA	391	29,806
Drillisch AG	2,173	180,759
Duerr AG	954	131,354
E.ON AG	77,047	809,847
ElringKlinger AG	491	11,406
Evonik Industries AG	4,877	192,550
Evotec OAI AG (a)	4,936	89,994
Fraport AG Frankfurt Airport Services Worldwide	1,480	175,003
Freenet AG	6,840	262,069
Fresenius Medical Care AG & Co. KGaA	7,162	825,506
Fresenius SE & Co. KGaA	14,162	1,239,238
GEA Group AG	6,854	340,639
Gerresheimer AG	958	83,615
Gerry Weber International AG (Bearer)	514	5,699
GFT Technologies AG	96	1,529
Gildemeister AG	444	26,322
Grammer AG	182	11,468
Grenkeleasing AG	885	105,427
Hamborner (REIT) AG	941	11,683
Hamburger Hafen und Logistik AG	695	19,380
Hannover Reuck SE	2,198	300,455
Hapag-Lloyd AG (a)(d)	1,740	72,197
HeidelbergCement Finance AG	5,288	573,021
Heidelberger Druckmaschinen AG (a)	8,478	30,630
Henkel AG & Co. KGaA	4,515	565,044
Hochtief AG	667	120,491
Hugo Boss AG	2,714	249,281
Hypoport AG (a)	95	15,097
INDUS Holding AG	291	23,087
Infineon Technologies AG	39,825	1,159,553
Innogy SE (d)	4,613	175,827
Isra Vision AG	142	33,003
Jenoptik AG	1,350	55,981
K&S AG	7,710	216,527
KION Group AG	2,617	240,176
Kloeckner & Co. AG	1,682	22,282
Koenig & Bauer AG	443	36,273
Krones AG	389	54,285
KWS Saat AG	21	8,865
Lanxess AG	4,110	358,317
LEG Immobilien AG	2,424	273,324
LEONI AG	1,042	80,028
Linde AG (a)	1,689	412,266
Linde AG	4,806	1,095,521
MAN SE	761	90,514
Merck KGaA	4,274	467,068
Metro AG	7,672	110,349
Metro Wholesale & Food Specialist AG	8,065	175,229
Morphosys AG (a)	768	75,709
MTU Aero Engines Holdings AG	1,829	327,676
Muenchener Rueckversicherungs AG	5,275	1,241,396
Nemetschek Se	526	51,755
Nordex Se (a)	1,128	14,880
NORMA Group AG	1,946	153,178
Open Business Club AG	44	15,378
OSRAM Licht AG	3,652	319,022
Patrizia Immobilien AG	1,942	48,608
Pfeiffer Vacuum Technology AG	438	86,790
ProSiebenSat.1 Media AG	7,528	288,396
Rational AG	109	76,596
Rheinmetall AG	1,629	230,361
Rhoen-Klinikum AG	1,417	55,769
RIB Software AG	1,289	43,626
Rocket Internet AG (a)	1,314	38,109
RWE AG	17,792	356,085
Salzgitter AG	1,106	66,735
SAP SE	33,723	3,815,439
Schaeffler AG	8,469	168,393
Scout24 AG (d)	3,622	167,644
SGL Carbon AG (a)	4,281	66,598
Siemens AG	26,238	3,983,038
Siltronic AG (a)	956	158,454
Sixt AG	641	66,134
SLM Solutions Group AG (a)	214	11,823
SMA Solar Technology AG	508	27,625
Software AG (Bearer)	1,794	97,179
Stada Arzneimittel AG	1,016	110,273
STRATEC Biomedical Systems AG	16	1,454
Stroer Out-of-Home Media AG	862	66,353
Suedzucker AG (Bearer)	2,957	56,317
SURTECO SE	60	2,049
Symrise AG	4,552	380,687
TAG Immobilien AG	2,718	53,621
Takkt AG	459	12,765
Telefonica Deutschland Holding AG	28,476	143,892
Thyssenkrupp AG	15,220	478,835
TLG Immobilien AG	3,535	99,452
TUI AG (GB)	15,204	343,887
Uniper SE	7,768	231,754
United Internet AG	4,775	347,997
Volkswagen AG	802	177,934
Vonovia SE	16,543	815,602
Vossloh AG (a)	228	12,540
VTG AG	485	25,110
Wacker Chemie AG	681	136,674
Wacker Construction Equipment AG	449	18,374
WashTec AG	1,456	125,996
Wirecard AG	4,175	519,902
Wustenrot & Wurttembergische AG	727	21,753
Zalando SE (a)	3,898	228,331
Zooplus AG (a)	161	33,182

TOTAL GERMANY		56,115,022

Gibraltar - 0.0%
888 Holdings PLC	26,779	107,146
Greece - 0.1%
Aegean Airlines SA	774	8,812
Alpha Bank AE (a)	55,018	133,951
Athens Water Supply & Sewage Co. SA	2,077	17,638
EFG Eurobank Ergasias SA (a)	83,144	92,905
Ff Group (a)	881	21,089
Greek Organization of Football Prognostics SA	10,412	139,612
Grivalia Properties REIC	251	2,898
Hellenic Exchanges Holding SA	387	2,763
Hellenic Petroleum SA	431	4,704
Hellenic Telecommunications Organization SA	9,546	149,926
Holding Co. ADMIE IPTO SA	446	1,166
Jumbo SA	3,201	63,269
Motor Oil (HELLAS) Corinth Refineries SA	1,856	46,432
Mytilineos Holdings SA (a)	1,820	22,822
National Bank of Greece SA (a)	233,552	98,756
Piraeus Bank SA (a)	11,866	53,478
Public Power Corp. of Greece (a)	446	1,764
Titan Cement Co. SA (Reg.)	2,719	83,382

TOTAL GREECE		945,367

Hong Kong - 2.3%
AIA Group Ltd.	422,000	3,614,376
Bank of East Asia Ltd.	38,792	167,860
Beijing Enterprises Holdings Ltd.	21,500	132,062
Beijing Tong Ren Tang Chinese Medicine Co. Ltd.	2,000	3,022
BOC Hong Kong (Holdings) Ltd.	123,000	628,157
BYD Electronic International Co. Ltd.	18,000	44,363
Champion (REIT)	69,000	51,247
China Agri-Industries Holdings Ltd.	225,000	104,696
China Everbright International Ltd.	83,000	126,898
China Everbright Ltd.	96,000	236,851
China Jinmao Holdings Group Ltd.	108,000	70,411
China Merchants Holdings International Co. Ltd.	47,671	126,145
China Minsheng Financial Holding Corp. Ltd. (a)	270,000	9,664
China Mobile Ltd.	213,000	2,242,974
China Overseas Grand Oceans Group Ltd.	106,500	66,710
China Overseas Land and Investment Ltd.	136,000	526,778
China Power International Development Ltd.	70,666	19,332
China Resources Beer Holdings Co. Ltd.	64,666	244,275
China Resources Pharmaceutical Group Ltd.	46,000	60,568
China Resources Power Holdings Co. Ltd.	106,000	195,668
China South City Holdings Ltd.	50,000	15,084
China Taiping Insurance Group Ltd.	63,600	274,802
China Travel International Investment HK Ltd.	30,000	11,083
China Unicom Ltd. (a)	218,000	326,784
CITIC 1616 Holdings Ltd.	9,000	2,715
CITIC Pacific Ltd.	206,000	324,959
CLP Holdings Ltd.	51,500	525,688
CNOOC Ltd.	628,000	987,130
CSPC Pharmaceutical Group Ltd.	164,000	363,948
Dah Sing Banking Group Ltd.	6,000	14,190
Dah Sing Financial Holdings Ltd.	21,600	145,792
Far East Horizon Ltd.	71,000	76,512
Fosun International Ltd.	93,000	219,700
Fushan International Energy Group Ltd.	94,000	22,831
Galaxy Entertainment Group Ltd.	81,000	717,570
Guangdong Investment Ltd.	90,000	133,919
Guotai Junan International Holdings Ltd.	41,000	14,937
GZI (REIT)	10,000	6,622
Hang Lung Group Ltd.	27,000	102,683
Hang Lung Properties Ltd.	60,000	158,770
Hang Seng Bank Ltd.	26,100	621,250
Henderson Land Development Co. Ltd.	44,500	311,167
Hong Kong & China Gas Co. Ltd.	253,630	501,252
Hong Kong Exchanges and Clearing Ltd.	41,478	1,571,600
Hopewell Holdings Ltd.	35,000	141,608
Hua Hong Semiconductor Ltd. (d)	8,000	15,974
Hysan Development Co. Ltd.	20,000	111,727
Lai Sun Development Co. Ltd.	7,800	13,979
Lenovo Group Ltd.	360,000	207,551
Link (REIT)	77,000	681,150
Mason Financial Holdings Ltd.	682,000	11,072
Melco International Development Ltd.	35,000	105,367
MMG Ltd. (a)	124,000	91,146
MTR Corp. Ltd.	47,648	272,878
New World Development Co. Ltd.	225,318	364,650
PCCW Ltd.	177,000	102,046
Poly Property Group Co. Ltd. (a)	135,000	74,725
Power Assets Holdings Ltd.	45,500	404,534
Prosperity (REIT)	13,000	5,684
Regal (REIT)	52,000	16,353
Shanghai Industrial Holdings Ltd.	7,000	20,492
Shenzhen Investment Ltd.	135,290	60,531
Shun Tak Holdings Ltd.	22,000	9,478
Sino Land Ltd.	156,632	288,730
Sino-Ocean Group Holding Ltd.	103,000	85,190
Sinotrans Shipping Ltd.	24,000	7,547
Sinotruk Hong Kong Ltd.	21,000	27,597
SJM Holdings Ltd.	62,000	61,979
Sun Art Retail Group Ltd.	99,055	134,477
Sun Hung Kai Properties Ltd.	49,000	851,259
Sunlight (REIT)	13,000	9,090
Swire Pacific Ltd. (A Shares)	13,500	135,041
Swire Properties Ltd.	34,600	120,971
Techtronic Industries Co. Ltd.	51,500	342,998
Television Broadcasts Ltd.	35,100	125,186
Universal Medical Financial & Technical Advisory Services Co. Ltd.	3,000	2,800
Wharf Holdings Ltd.	47,000	192,563
Wheelock and Co. Ltd.	29,000	227,065
Winteam Pharmaceutical Group Ltd.	98,000	64,768
Yuexiu Property Co. Ltd.	614,000	131,863

TOTAL HONG KONG		21,643,114

Hungary - 0.1%
Magyar Telekom PLC	19,742	36,879
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	12,130	148,184
OTP Bank PLC	9,300	431,158
Richter Gedeon PLC	4,407	113,263

TOTAL HUNGARY		729,484

India - 2.3%
ACC Ltd.	1,138	30,710
Adani Enterprises Ltd. (a)	7,611	25,530
Adani Ports & Special Economic Zone Ltd.	25,618	172,849
Adani Power Ltd. (a)	7,256	4,184
Aditya Birla Fashion and Retail Ltd. (a)	10,575	27,128
AIA Engineering Ltd.	1,908	46,105
Ajanta Pharma Ltd.	286	6,532
Alembic Pharmaceuticals Ltd. (a)	109	973
Ambuja Cements Ltd.	38,240	157,508
Apollo Hospitals Enterprise Ltd.	2,665	48,755
Apollo Tyres Ltd. (a)	8,706	34,908
Arvind Mills Ltd.	780	5,073
Ashok Leyland Ltd.	33,692	66,843
Asian Paints Ltd.	13,344	236,879
Aurobindo Pharma Ltd.	7,046	69,789
Axis Bank Ltd.	61,738	576,584
Bajaj Auto Ltd.	3,399	178,461
Bajaj Finance Ltd.	5,430	143,341
Bajaj Finserv Ltd.	1,032	78,136
Balkrishna Industries Ltd.	4,756	85,441
Bayer CropScience Ltd. (a)	495	35,445
Bharat Forge Ltd.	6,714	75,749
Bharat Heavy Electricals Ltd.	76,058	119,903
Bharat Petroleum Corp. Ltd.	33,002	255,615
Bharti Airtel Ltd.	45,712	316,338
Bharti Infratel Ltd.	27,355	151,300
Biocon Ltd.	4,778	46,224
Blue Dart Express Ltd.	43	3,167
Bosch Ltd.	269	82,106
Britannia Industries Ltd.	2,274	167,586
Cadila Healthcare Ltd.	7,464	50,003
Canara Bank Ltd. (a)	4,410	23,684
CEAT Ltd. (a)	225	6,446
CESC Ltd. GDR	2,216	36,774
Cg Power & Industrial Soluti (a)	2,315	3,311
Cipla Ltd. (a)	13,850	129,032
Coal India Ltd.	35,637	167,953
Container Corp. of India Ltd.	1,806	39,504
Credit Analysis & Research Ltd.	132	2,827
CRISIL Ltd.	197	6,008
Crompton Greaves Consumer Electricals Ltd.	9,152	35,875
Dabur India Ltd.	16,701	93,437
Dalmia Bharat Ltd.	293	13,531
Dewan Housing Finance Corp. Ltd. (a)	3,711	33,992
Dish TV India Ltd. (a)	6,556	7,757
Divi's Laboratories Ltd.	3,870	63,286
Dr. Reddy's Laboratories Ltd.	4,072	142,756
eClerx Services Ltd.	3,082	73,185
Edelweiss Financial Services Ltd.	22,487	99,309
Eicher Motors Ltd.	565	239,330
Engineers India Ltd.	1,276	3,563
Escorts Ltd. (a)	1,831	23,384
Eveready Industries India Ltd. (a)	848	5,516
Exide Industries Ltd.	4,874	17,127
Federal Bank Ltd.	38,154	60,298
Finolex Cables Ltd. (a)	407	4,707
Fortis Healthcare Ltd. (a)	23,747	51,951
GAIL India Ltd.	21,580	162,495
Ge Power India Ltd.	330	4,879
Gillette India Ltd.	57	5,878
Glenmark Pharmaceuticals Ltd.	4,056	38,684
GMR Infrastructure Ltd. (a)	75,851	25,956
Godrej Consumer Products Ltd.	6,995	115,930
Godrej Industries Ltd. (a)	184	1,759
Godrej Properties Ltd. (a)	1,455	18,304
Grasim Industries Ltd.	15,088	275,375
Great Eastern Shipping Co. Ltd.	242	1,528
Gruh Finance Ltd. (a)	2,647	24,356
Havells India Ltd.	11,747	96,539
HCL Technologies Ltd.	20,434	317,167
Hero Motocorp Ltd.	2,322	134,858
Hindalco Industries Ltd.	56,883	229,241
Hindustan Petroleum Corp. Ltd.	26,819	167,809
Hindustan Unilever Ltd.	23,612	508,702
Housing Development Finance Corp. Ltd.	52,987	1,630,876
ICICI Bank Ltd.	83,205	460,629
Idea Cellular Ltd. (a)	66,243	97,030
IDFC Bank Ltd.	86,760	77,533
Iifl Holdings Ltd.	1,671	19,177
India Cements Ltd. (a)	5,046	13,349
Indiabulls Housing Finance Ltd.	12,078	264,316
Indiabulls Real Estate Ltd. (a)	6,400	21,719
Indiabulls Ventures Ltd. (a)	2,925	11,293
Indian Oil Corp. Ltd.	26,307	172,841
Info Edge India Ltd.	1,648	35,043
Infosys Ltd.	64,490	1,164,796
Ipca Laboratories Ltd.	338	3,055
IRB Infrastructure Developers Ltd.	3,943	14,963
ITC Ltd.	115,224	492,004
Jain Irrigation Systems Ltd.	2,015	4,437
Jaiprakash Associates Ltd. (a)	29,089	9,291
Jindal Steel & Power Ltd. (a)	11,118	46,608
JSW Steel Ltd.	25,424	115,980
Jubilant Foodworks Ltd.	592	19,030
Jubilant Life Sciences Ltd.	3,486	50,093
Kajaria Ceramics Ltd.	1,102	10,952
KRBL Ltd. (a)	9,953	96,289
Larsen & Toubro Ltd.	15,803	352,186
LIC Housing Finance Ltd.	16,370	137,777
Lupin Ltd. (a)	11,425	158,855
Mahindra & Mahindra Financial Services Ltd. (a)	7,828	57,084
Mahindra & Mahindra Ltd.	31,122	373,626
Manappuram General Finance & Leasing Ltd.	13,651	23,829
Marico Ltd.	20,309	98,861
Maruti Suzuki India Ltd.	4,174	624,504
Max Financial Services Ltd. (a)	4,104	34,496
MindTree Consulting Ltd.	9,908	120,031
Motherson Sumi Systems Ltd.	20,213	116,330
Motilal Oswal Financial Services Ltd.	1,131	22,878
Mphasis BFL Ltd.	968	13,628
Multi Commodity Exchange of India Ltd. (a)	182	2,221
Muthoot Finance Ltd. (a)	3,598	23,506
Natco Pharma Ltd.	2,653	39,524
Ncc Ltd.	2,630	5,069
Nestle India Ltd.	842	98,946
NTPC Ltd.	53,036	142,061
Oberoi Realty Ltd. (a)	3,854	32,064
Oil & Natural Gas Corp. Ltd.	48,393	154,902
Page Industries Ltd.	209	70,565
PC Jeweller Ltd.	6,790	51,849
Persistent Systems Ltd.	117	1,450
Petronet LNG Ltd.	34,504	138,293
Pfizer Ltd.	47	1,716
PI Industries Ltd.	3,093	43,351
Piramal Enterprises Ltd. (a)	4,494	193,943
Piramal Enterprises Ltd. rights 4/30/18 (a)	195	1,114
Power Finance Corp. Ltd.	51,449	94,544
Prestige Estates Projs. Ltd. (a)	4,180	21,229
PVR Ltd. (a)	153	3,516
Rajesh Exports Ltd.	1,185	15,315
RBL Bank Ltd. (d)	3,501	27,734
Redington India Ltd.	14,319	40,213
Reliance Capital Ltd. (a)	4,711	36,400
Reliance Communication Ltd. (a)	61,971	28,714
Reliance Industries Ltd.	90,757	1,372,635
Reliance Infrastructure Ltd. (a)	5,715	44,629
Repco Home Finance Ltd.	83	815
Rural Electrification Corp. Ltd.	47,953	117,317
Sadbhav Engineering Ltd. (a)	240	1,539
Sanofi India Ltd.	25	1,955
Shree Cement Ltd.	378	102,328
Shriram Transport Finance Co. Ltd.	7,508	162,982
Siemens India Ltd.	1,016	20,810
Sintex Plastics Technology Ltd.	15,333	17,574
State Bank of India	60,798	299,638
Strides Shasun Ltd. (a)	1,270	15,246
Sun Pharmaceutical Industries Ltd.	35,316	322,211
Sundaram Finance Ltd.	109	3,228
Supreme Industries Ltd.	796	16,321
Suzlon Energy Ltd. (a)	45,292	10,404
Symphony Ltd.	118	3,377
Tata Communications Ltd.	3,714	35,957
Tata Consultancy Services Ltd.	16,085	787,636
Tata Global Beverages Ltd.	21,357	97,662
Tata Motors Ltd. (a)	59,808	374,211
Tata Motors Ltd. Class A (a)	10,557	37,297
Tata Power Co. Ltd.	54,079	75,724
Tata Steel Ltd. (c)	16,694	185,181
Tata Steel Ltd.:
rights 4/30/18 (a)	2,671	0
rights 4/30/18 (a)	1,335	0
Tech Mahindra Ltd.	20,364	196,287
The Indian Hotels Co. Ltd. (a)	43,561	94,716
The Karur Vysya Bank Ltd. (a)	3,406	5,943
The Ramco Cements Ltd.	1,219	14,542
Thermax Ltd. (a)	107	2,085
Titan Co. Ltd. (a)	12,408	169,751
Tube Investments of India Ltd.	4,001	16,823
Tube Investments of India Ltd.	4,001	43,381
Ultratech Cemco Ltd.	2,687	185,249
United Spirits Ltd. (a)	2,436	125,924
UPL Ltd. (a)	11,505	136,129
Vakrangee Ltd.	17,746	101,838
Vedanta Ltd. (a)	58,285	312,104
Voltas Ltd. (a)	2,256	21,474
WABCO India Ltd.	11	1,285
Welspun India Ltd. (a)	12,290	13,352
Whirlpool of India Ltd.	200	4,647
Wipro Ltd.	43,615	209,086
Yes Bank Ltd.	61,609	343,522
Zee Entertainment Enterprises Ltd. (a)	24,074	224,870

TOTAL INDIA		21,376,481

Indonesia - 0.5%
Kresna Graha Investama PT Tbk (a)	71,900	2,927
PT ACE Hardware Indonesia Tbk	126,100	12,715
PT Adaro Energy Tbk	650,000	118,945
PT AKR Corporindo Tbk	27,000	12,554
PT Aneka Tambang Tbk (a)	61,300	4,189
PT Astra International Tbk	728,500	462,505
PT Bank Central Asia Tbk	340,200	577,439
PT Bank Danamon Indonesia Tbk Series A	153,900	82,189
PT Bank Jabar Banten Tbk	70,600	12,181
PT Bank Mandiri (Persero) Tbk	697,400	424,529
PT Bank Negara Indonesia (Persero) Tbk	315,900	221,792
PT Bank Rakyat Indonesia Tbk	1,907,800	527,233
PT Bank Tabungan Negara Tbk	126,800	34,663
PT Bumi Resources Tbk (a)	644,000	15,585
PT Bumi Serpong Damai Tbk	115,400	15,687
PT Charoen Pokphand Indonesia Tbk	236,700	60,994
PT Ciputra Development Tbk	409,100	41,556
PT Global Mediacom Tbk	14,600	818
PT Gudang Garam Tbk	20,800	125,917
PT Hanjaya Mandala Sampoerna Tbk	363,900	133,182
PT Hanson International Tbk (a)	3,268,900	27,101
PT Indo Tambangraya Megah Tbk	6,400	14,484
PT Indocement Tunggal Prakarsa Tbk	74,200	120,817
PT Indofood CBP Sukses Makmur Tbk	72,600	47,312
PT Indofood Sukses Makmur Tbk	127,700	73,920
PT Japfa Comfeed Indonesia Tbk	148,500	16,194
PT Jasa Marga Tbk	76,596	32,610
PT Kalbe Farma Tbk	756,500	94,079
PT Kawasan Industri Jababeka Tbk	137,171	3,053
PT Link Net Tbk	30,500	12,359
PT Lippo Karawaci Tbk	147,400	6,055
PT Matahari Department Store Tbk	103,400	85,919
PT Medco Energi International Tbk (a)	424,200	39,288
PT Media Nusantara Citra Tbk	121,800	13,873
PT Pakuwon Jati Tbk	1,383,800	73,384
PT Pembangunan Perumahan Persero Tbk	40,658	9,505
PT Perusahaan Gas Negara Tbk Series B	466,000	90,844
PT Perusahaan Perkebunan London Sumatra Indonesia Tbk	17,000	1,663
PT PP Properti Tbk	481,000	6,898
PT Semen Gresik (Persero) Tbk	97,300	81,032
PT Sitara Propertindo Tbk (a)	49,100	2,897
PT Sugih Energy Tbk (a)	40,500	151
PT Summarecon Agung Tbk	144,300	12,071
PT Surya Citra Media Tbk	155,800	31,303
PT Tambang Batubara Bukit Asam Tbk	65,500	16,634
PT Telkomunikasi Indonesia Tbk Series B	1,735,500	517,177
PT Tower Bersama Infrastructure Tbk	79,000	36,289
PT Unilever Indonesia Tbk	51,800	210,473
PT United Tractors Tbk	64,900	188,566
PT Waskita Karya Persero Tbk	144,500	30,544
PT Wijaya Karya Persero Tbk	26,726	4,152
PT XL Axiata Tbk (a)	52,900	11,814
Siloam International Hospitals Tbk PT (a)	13,600	8,964

TOTAL INDONESIA		4,809,025

Ireland - 0.5%
AIB Group PLC	30,718	214,144
Bank Ireland Group PLC (a)	36,052	351,816
C&C Group PLC	8,159	30,541
Cairn Homes PLC (a)	54,034	130,952
CRH PLC	28,749	1,067,686
Dalata Hotel Group PLC (a)	9,355	67,946
DCC PLC (United Kingdom)	3,245	341,179
Glanbia PLC	7,667	131,076
Grafton Group PLC unit	13,297	149,244
Green REIT PLC	10,615	20,981
Greencore Group PLC	34,021	93,953
Hibernia (REIT) PLC	17,950	34,142
Irish Continental Group PLC unit	9,952	71,046
Irish Residential Properties REIT PLC	974	1,814
James Hardie Industries PLC CDI	16,875	296,570
Kerry Group PLC Class A	5,736	610,671
Kingspan Group PLC (Ireland)	5,121	236,517
Origin Enterprises PLC	1,879	14,114
Paddy Power Betfair PLC (Ireland)	2,950	342,084
Permanent Tsb Group Hld PLC (a)	637	1,704
Ryanair Holdings PLC sponsored ADR (a)	165	20,247
Smurfit Kappa Group PLC	8,491	297,917
United Drug PLC (United Kingdom)	7,030	81,899

TOTAL IRELAND		4,608,243

Isle of Man - 0.1%
Gaming VC Holdings SA	8,153	107,310
Genting Singapore PLC	202,500	208,397
NEPI Rockcastle PLC	13,405	182,072
Playtech Ltd.	11,330	127,473
Redefine International PLC	5,476	2,729

TOTAL ISLE OF MAN		627,981

Israel - 0.4%
Airport City Ltd. (a)	7,556	97,578
Alony Hetz Properties & Investments Ltd.	1,835	19,308
Amot Investments Ltd.	781	4,673
Azrieli Group	1,294	70,498
Bank Hapoalim BM (Reg.)	43,841	328,210
Bank Leumi le-Israel BM	61,504	378,245
Bezeq The Israel Telecommunication Corp. Ltd.	89,480	147,714
Caesarstone Sdot-Yam Ltd.	1,088	23,066
Cellcom Israel Ltd. (Israel) (a)	309	2,883
Check Point Software Technologies Ltd. (a)	4,690	484,993
CyberArk Software Ltd. (a)	3,383	146,416
Delek Group Ltd.	44	7,759
Elbit Systems Ltd. (Israel)	676	102,085
First International Bank of Israel	2,356	53,189
Formula Systems (1985) Ltd.	126	5,453
Frutarom Industries Ltd.	1,853	193,290
Gazit-Globe Ltd.	1,653	17,301
Harel Insurance Investments and Financial Services Ltd.	2,295	18,993
Israel Chemicals Ltd.	13,764	58,002
Israel Corp. Ltd. (Class A) (a)	55	10,628
Israel Discount Bank Ltd. (Class A) (a)	37,222	111,463
Ituran Location & Control Ltd.	1,134	39,577
Jerusalem Economy Ltd. (a)	1,266	3,575
Jerusalem Oil Exploration Ltd. (a)	29	1,793
Kornit Digital Ltd. (a)(b)	506	7,565
Mazor Robotics Ltd. (a)	1,995	64,408
Melisron Ltd.	254	11,387
Migdal Insurance & Financial Holdings Ltd.	2,273	2,732
Mizrahi Tefahot Bank Ltd.	5,565	108,434
NICE Systems Ltd.	1,689	154,203
Oil Refineries Ltd.	46,046	21,828
Orbotech Ltd. (a)	2,103	112,006
Partner Communications Co. Ltd. (a)	1,320	7,489
Paz Oil Co. Ltd.	313	54,004
Plus500 Ltd.	3,162	50,553
Radware Ltd. (a)	1,220	24,534
Reit 1 Ltd.	24,285	110,646
Shikun & Binui Ltd.	1,469	3,594
SodaStream International Ltd. (a)	1,313	103,241
Strauss Group Ltd.	612	13,808
Teva Pharmaceutical Industries Ltd. sponsored ADR (b)	31,356	639,976
Tower Semiconductor Ltd. (a)	5,008	174,864
Wix.com Ltd. (a)	916	55,922

TOTAL ISRAEL		4,047,886

Italy - 1.6%
A2A SpA	53,182	102,079
ACEA SpA	1,409	27,220
Amplifon SpA	2,447	43,475
Anima Holding SpA (d)	6,053	50,765
Ascopiave SpA	12,371	54,525
Assicurazioni Generali SpA	40,680	806,585
Astm SpA	1,291	35,022
Atlantia SpA	14,979	496,173
Autogrill SpA	4,595	63,952
Azimut Holding SpA	3,549	80,811
Banca Generali SpA	1,695	63,470
Banca IFIS SpA	642	30,512
Banca Mediolanum S.p.A.	16,321	160,080
Banca Monte dei Paschi di Siena SpA (a)	12,845	60,282
Banca Popolare dell'Emilia Romagna	23,378	136,330
Banca Popolare di Sondrio SCARL	37,399	150,906
Banco BPM SpA (a)	64,008	243,454
Beni Stabili SpA SIIQ	8,733	8,083
Biesse SpA	462	25,972
Brembo SpA	8,193	132,236
Brunello Cucinelli SpA	1,252	41,969
Buzzi Unicem SpA	2,963	87,002
Cerved Information Solutions SpA	5,749	81,013
Compagnie Industriali Riunite SpA (CIR)	1,763	2,557
Credito Emiliano SpA	3,458	33,445
Credito Valtellinese SC (a)	200	2,667
Danieli & C. Officine Meccaniche SpA	93	2,661
Datalogic SpA	613	24,468
Davide Campari-Milano SpA	25,590	203,654
De Longhi SpA	1,538	51,748
DiaSorin S.p.A.	756	73,165
Digital Multimedia Technologies SpA	299	18,264
Enav SpA (d)	12,759	66,754
Enel SpA	272,546	1,732,684
Eni SpA	83,718	1,507,110
ERG SpA	1,629	33,715
Fincantieri SpA (a)	10,454	18,677
FinecoBank SpA	20,446	254,101
Hera SpA	27,438	100,153
Immobiliare Grande Distribuzione SpA	6,688	7,805
Industria Macchine Automatiche SpA (IMA)	458	40,060
Infrastrutture Wireless Italiane SpA (d)	6,526	47,196
Interpump Group SpA	4,488	161,813
Intesa Sanpaolo SpA	401,634	1,578,076
Intesa Sanpaolo SpA (Risparmio Shares)	91,484	348,924
Iren SpA	21,493	69,647
Italgas SpA	22,389	138,263
Italmobiliare SpA	66	2,016
Leonardo SpA	13,671	164,980
Luxottica Group SpA	5,614	361,049
Maire Tecnimont SpA	1,821	9,496
MARR SpA	1,204	33,305
Mediaset SpA (a)	14,681	58,363
Mediobanca SpA	18,180	221,019
Moncler SpA	6,430	211,873
OVS (d)	19,908	147,559
Piaggio & C SpA	5,908	17,839
Poste Italiane SpA (d)	18,889	156,282
Prysmian SpA	8,622	303,370
Rai Way SpA (d)	3,341	20,491
Recordati SpA	4,185	190,533
Reply SpA	492	31,947
Safilo Group SpA (a)	143	843
Saipem SpA (a)	16,996	79,573
Salini Impregilo SpA	1,900	7,648
Salvatore Ferragamo Italia SpA	1,121	31,538
Saras Raffinerie Sarde SpA	13,510	29,504
Snam Rete Gas SpA	78,711	382,979
Societa Cattolica Di Assicurazioni SCRL	5,735	71,417
Societa Iniziative Autostradali e Servizi SpA (SIAS)	2,524	47,506
Technogym SpA (d)	5,245	57,435
Telecom Italia SpA (a)	341,208	307,044
Terna SpA	40,938	246,407
Tod's SpA	177	13,350
UniCredit SpA	70,040	1,543,160
UniCredit SpA rights 2/21/18 (a)	68,142	338
Unione di Banche Italiane SCpA	43,330	224,438
Unipol Gruppo SpA	13,073	72,081
Unipolsai SpA	31,760	82,057
YOOX SpA (a)	2,445	114,897
Zignago Vetro SpA	165	1,665

TOTAL ITALY		14,743,525

Japan - 17.0%
77 Bank Ltd.	2,400	62,990
A/S One Corp.	1,900	122,479
ABC-MART, Inc.	1,807	117,584
ACOM Co. Ltd. (a)	40,000	175,011
Activia Properties, Inc.	18	80,214
Adastria Co. Ltd.	200	4,273
Adeka Corp.	2,600	46,166
Advance Residence Investment Corp.	49	126,178
Advantest Corp.	4,559	97,432
Aeon (REIT) Investment Corp.	105	114,942
AEON Co. Ltd.	21,725	370,894
Aeon Delight Co. Ltd.	1,800	65,814
AEON Financial Service Co. Ltd.	3,999	100,047
AEON MALL Co. Ltd.	6,600	145,433
Ai Holdings Corp.	1,200	32,108
Aica Kogyo Co. Ltd.	1,200	46,509
Aichi Steel Corp.	100	4,115
Aida Engineering Ltd.	200	2,821
Aiful Corp. (a)	10,100	36,710
Ain Holdings, Inc.	1,700	104,071
Air Water, Inc.	6,100	130,899
Aisin Seiki Co. Ltd.	6,200	362,896
Ajinomoto Co., Inc.	17,625	335,261
Akita Bank Ltd.	100	2,832
Alfresa Holdings Corp.	6,139	149,423
All Nippon Airways Ltd.	3,941	160,773
Alpine Electronics, Inc.	1,500	34,028
Alps Electric Co. Ltd.	7,978	230,545
Amada Holdings Co. Ltd.	11,700	174,033
Amano Corp.	2,000	54,355
Anicom Holdings, Inc.	200	6,206
Anritsu Corp.	4,100	52,794
Aoki International Co. Ltd.	200	3,033
Aoyama Trading Co. Ltd.	1,500	59,070
Aozora Bank Ltd.	4,500	182,778
ARCS Co. Ltd.	4,700	109,179
Ariake Japan Co. Ltd.	800	69,526
Asahi Diamond Industrial Co. Ltd.	300	3,706
Asahi Glass Co. Ltd.	7,263	319,829
Asahi Group Holdings	12,959	654,721
Asahi Holdings, Inc.	1,700	33,752
ASAHI INTECC Co. Ltd.	2,980	114,483
Asahi Kasei Corp.	41,900	549,728
Asics Corp.	8,200	135,386
ASKUL Corp.	600	20,058
Astellas Pharma, Inc.	73,103	961,393
Atom Corp.	1,400	12,318
Autobacs Seven Co. Ltd.	1,400	28,028
Avex, Inc.	200	2,988
Axial Retailing, Inc.	100	4,098
Azbil Corp.	2,300	107,198
Bandai Namco Holdings, Inc.	7,800	255,259
Bank of Kyoto Ltd.	1,800	101,419
Bank of Nagoya Ltd.	100	3,855
Bank of The Ryukyus Ltd.	2,700	42,144
Belc Co. Ltd.	100	5,765
Belluna Co. Ltd.	1,500	18,466
Benefit One, Inc.	800	20,214
Benesse Holdings, Inc.	3,800	143,186
Bic Camera, Inc.	5,400	83,315
BML, Inc.	100	2,697
Bridgestone Corp.	22,558	1,100,967
Brother Industries Ltd.	9,400	241,476
Bunka Shutter Co. Ltd.	300	2,771
Calbee, Inc.	2,700	95,396
Canon Marketing Japan, Inc.	1,600	44,063
Canon, Inc.	35,443	1,414,176
Capcom Co. Ltd.	1,400	53,556
Casio Computer Co. Ltd.	11,700	178,166
Cawachi Ltd.	200	4,872
Central Glass Co. Ltd.	2,800	62,671
Central Japan Railway Co.	4,455	846,275
Chiba Bank Ltd.	29,000	252,465
Chiyoda Co. Ltd.	100	2,482
Chiyoda Corp.	6,000	57,075
Chofu Seisakusho Co. Ltd.	100	2,337
Chubu Electric Power Co., Inc.	23,516	296,348
Chudenko Corp.	600	17,412
Chugai Pharmaceutical Co. Ltd.	8,100	428,103
Chugoku Electric Power Co., Inc.	16,500	182,784
Chugoku Marine Paints Ltd.	300	2,616
Citizen Watch Co. Ltd.	7,700	59,162
CKD Corp.	2,665	72,352
Clarion Co. Ltd.	1,000	3,676
Coca-Cola West Co. Ltd.	4,750	168,274
cocokara fine HOLDINGS, Inc.	1,300	77,867
COLOPL, Inc.	500	4,378
Colowide Co. Ltd.	1,100	22,124
Comforia Residential REIT, Inc.	9	19,729
COMSYS Holdings Corp.	3,600	100,688
Concordia Financial Group Ltd.	44,700	272,568
Cookpad, Inc.	500	2,926
Cosmo Energy Holdings Co. Ltd.	1,700	66,932
Cosmos Pharmaceutical Corp.	300	53,644
Create Restaurants Holdings, Inc.	200	2,218
Create SD Holdings Co. Ltd.	1,800	43,804
Credit Saison Co. Ltd.	6,901	126,083
CyberAgent, Inc.	4,100	178,292
CYBERDYNE, Inc. (a)(b)	3,100	53,728
Dai Nippon Printing Co. Ltd.	8,700	194,544
Dai-ichi Mutual Life Insurance Co.	37,499	790,764
Daibiru Corp.	200	2,529
Daicel Chemical Industries Ltd.	13,721	166,848
Daido Metal Co. Ltd.	400	4,191
Daido Steel Co. Ltd.	700	41,406
Daifuku Co. Ltd.	3,800	255,857
Daihen Corp.	1,000	9,553
Daiho Corp.	1,000	5,242
Daiichi Sankyo Kabushiki Kaisha	20,500	688,262
Daiichikosho Co. Ltd.	2,400	131,098
Daikin Industries Ltd.	8,768	1,057,954
Daikyo, Inc.	400	8,479
DaikyoNishikawa Corp.	1,600	26,139
Dainippon Sumitomo Pharma Co. Ltd.	5,200	76,764
Daio Paper Corp.	1,000	13,682
Daiseki Co. Ltd.	600	18,009
Daito Trust Construction Co. Ltd.	2,444	428,345
Daiwa House Industry Co. Ltd.	18,344	726,580
Daiwa House REIT Investment Corp.	61	149,948
Daiwa Office Investment Corp.	18	103,903
Daiwa Securities Group, Inc.	53,000	381,522
Daiwabo Holdings Co. Ltd.	500	22,289
DCM Japan Holdings Co. Ltd.	800	7,928
DeNA Co. Ltd.	3,600	78,188
Denki Kagaku Kogyo KK	4,400	175,861
DENSO Corp.	16,322	1,026,096
Dentsu, Inc.	7,800	349,982
Descente Ltd.	1,800	32,810
Dexerials Corp.	1,700	23,710
Dic Corp.	3,200	126,629
Digital Garage, Inc.	1,400	46,698
Dip Corp.	800	25,541
Disco Corp.	900	212,253
Dmg Mori Co. Ltd.	3,000	68,695
Don Quijote Holdings Co. Ltd.	4,623	256,142
Doshisha Co. Ltd.	100	2,350
Doutor Nichires Holdings Co., Ltd.	500	11,878
Dowa Holdings Co. Ltd.	3,300	137,548
Dr. Ci:Labo Co., Ltd.	1,000	53,338
DTS Corp.	1,500	54,883
Duskin Co. Ltd.	600	15,589
Dydo Group Holdings, Inc.	100	5,723
Eagle Industry Co. Ltd.	300	5,957
Earth Chemical Co. Ltd.	700	36,558
East Japan Railway Co.	10,610	1,059,034
Ebara Corp.	4,500	184,718
EDION Corp.	1,300	16,629
Ehime Bank Ltd.	2,400	30,246
Eiken Chemical Co. Ltd.	1,400	62,117
Eisai Co. Ltd.	9,200	523,581
Eizo Corp.	600	28,261
Electric Power Development Co. Ltd.	6,000	171,035
en-japan, Inc.	800	42,849
EPS Co. Ltd.	200	4,861
euglena Co. Ltd. (a)	1,200	11,721
Exedy Corp.	1,200	42,126
Ezaki Glico Co. Ltd.	2,100	107,162
FamilyMart Co. Ltd.	3,277	220,393
Fancl Corp.	1,200	37,755
Fanuc Corp.	6,785	1,841,574
Fast Retailing Co. Ltd.	1,836	821,763
FCC Co. Ltd.	300	8,068
Financial Products Group Co. Ltd.	700	10,699
Foster Electric Co. Ltd.	1,100	32,579
FP Corp.	400	21,133
Frontier Real Estate Investment Corp.	32	134,198
Fuji Electric Co. Ltd.	23,000	189,891
Fuji Kyuko Co. Ltd.	500	14,821
Fuji Machine Manufacturing Co. Ltd.	4,800	101,563
Fuji Oil Holdings, Inc.	1,700	51,875
Fuji Seal International, Inc.	3,500	121,756
Fuji Soft ABC, Inc.	600	20,660
Fujicco Co. Ltd.	100	2,150
Fujifilm Holdings Corp.	14,200	547,367
Fujikura Ltd.	6,300	61,942
Fujimi, Inc.	200	4,791
Fujimori Kogyo Co. Ltd.	400	14,380
Fujitec Co. Ltd.	4,200	57,958
Fujitsu General Ltd.	1,000	19,794
Fujitsu Ltd.	65,427	483,087
Fukuda Denshi Co. Ltd.	100	7,597
Fukuoka (REIT) Investment Fund	18	30,360
Fukuoka Financial Group, Inc.	40,000	232,753
Fukushima Industries Corp.	100	4,501
Fukuyama Transporting Co. Ltd.	1,000	38,616
Funai Soken Holdings, Inc.	900	21,401
Furukawa Co. Ltd.	600	13,670
Furukawa Electric Co. Ltd.	2,700	148,421
Fuso Chemical Co. Ltd.	300	8,639
Futaba Corp.	3,900	86,952
Futaba Industrial Co. Ltd.	700	6,722
Fuyo General Lease Co. Ltd.	500	36,776
G-Tekt Corp.	100	2,041
Global One Real Estate Investment Corp.	8	30,259
Glory Ltd.	2,200	86,195
GLP J-REIT	62	71,874
GMO Internet, Inc.	4,100	75,116
GMO Payment Gateway, Inc.	400	35,195
GNI Group Ltd. (a)	2,000	13,161
Goldcrest Co. Ltd.	300	6,652
GREE, Inc.	3,400	22,112
GS Yuasa Corp.	10,000	53,894
Gulliver International Co. Ltd.	400	2,798
GungHo Online Entertainment, Inc.	28,000	80,739
Gunma Bank Ltd.	10,900	65,962
Gunze Ltd.	700	43,477
Gurunavi, Inc.	100	1,251
H.I.S. Co. Ltd.	2,300	83,319
H2O Retailing Corp.	2,500	50,705
Hakuhodo DY Holdings, Inc.	11,900	179,176
Hamamatsu Photonics K.K.	4,500	166,974
Hankyu Hanshin Holdings, Inc.	7,500	303,012
Hankyu REIT, Inc.	9	11,108
Hanwa Co. Ltd.	1,700	82,939
Harmonic Drive Systems, Inc.	1,200	82,642
Haseko Corp.	9,300	145,434
Hazama Ando Corp.	5,200	42,785
Heiwa Corp.	1,700	34,072
Heiwa Real Estate (REIT), Inc.	15	13,805
Heiwa Real Estate Co. Ltd.	200	3,944
Heiwado Co. Ltd.	200	4,380
Hiday Hidaka Corp.	1,800	57,061
Hikari Tsushin, Inc.	800	116,606
Hino Motors Ltd.	9,000	119,684
Hirata Corp.	100	11,048
Hirose Electric Co. Ltd.	1,100	165,626
Hiroshima Bank Ltd.	7,800	65,558
Hisamitsu Pharmaceutical Co., Inc.	3,500	239,878
Hitachi Capital Corp.	1,900	52,476
Hitachi Chemical Co. Ltd.	2,800	71,726
Hitachi Construction Machinery Co. Ltd.	5,000	224,898
Hitachi High-Technologies Corp.	2,200	103,876
Hitachi Kokusai Electric, Inc.	2,100	59,955
Hitachi Ltd.	169,881	1,355,616
Hitachi Metals Ltd.	6,800	92,786
Hitachi Transport System Ltd.	1,000	25,996
Hitachi Zosen Corp.	2,900	15,754
Hogy Medical Co. Ltd.	1,400	106,180
Hokkaido Electric Power Co., Inc.	2,400	15,654
Hokuetsu Kishu Paper Co. Ltd.	2,300	15,113
Hokuhoku Financial Group, Inc.	4,300	64,674
Hokuriku Electric Power Co., Inc.	5,400	44,190
Hokuto Corp.	100	1,849
Honda Motor Co. Ltd.	59,072	2,083,220
Horiba Ltd.	1,000	64,507
Hoshino Resorts REIT, Inc.	2	10,506
Hoshizaki Corp.	1,700	161,280
Hosiden Corp.	1,800	29,949
House Foods Group, Inc.	1,900	66,204
Hoya Corp.	13,718	704,598
Hulic (REIT), Inc.	78	122,442
Hulic Co. Ltd.	12,400	157,647
Hyakujushi Bank Ltd.	7,000	24,648
Ibiden Co. Ltd.	8,400	130,943
IBJ Leasing Co. Ltd.	200	5,259
Ichibanya Co. Ltd.	100	4,110
Ichigo Real Estate Investment Corp.	11	8,263
Ichigo, Inc.	8,900	36,931
Idemitsu Kosan Co. Ltd.	5,100	191,447
IHI Corp.	6,072	203,951
Iida Group Holdings Co. Ltd.	6,000	119,072
Inaba Denki Sangyo Co. Ltd.	400	18,875
Inabata & Co. Ltd.	1,000	15,200
Industrial & Infrastructure Fund Investment Corp.	104	118,914
Ines Corp.	3,700	38,980
Infomart Corp.	3,200	22,659
INPEX Corp.	33,400	435,587
Internet Initiative Japan, Inc.	1,600	34,823
Invesco Office J-REIT, Inc.	6	6,824
Invincible Investment Corp.	99	45,897
Iriso Electronics Co. Ltd.	500	31,729
Iseki & Co. Ltd.	100	2,604
Isetan Mitsukoshi Holdings Ltd.	9,571	114,981
Istyle, Inc.	1,300	13,129
Isuzu Motors Ltd.	20,668	349,992
IT Holdings Corp.	2,600	92,250
ITO EN Ltd.	2,260	93,563
Itochu Corp.	52,750	1,037,946
Itochu Enex Co. Ltd.	300	2,810
ITOCHU Techno-Solutions Corp.	1,506	66,371
Itoham Yonekyu Holdings, Inc.	10,100	92,795
Iwatani Corp.	600	20,759
Iyo Bank Ltd.	7,900	65,226
Izumi Co. Ltd.	2,100	133,418
J Trust Co. Ltd.	600	4,139
J. Front Retailing Co. Ltd.	10,200	187,480
JACCS Co. Ltd.	200	5,159
JAFCO Co. Ltd.	900	51,222
Japan Airlines Co. Ltd.	4,200	158,708
Japan Airport Terminal Co. Ltd.	1,000	38,850
Japan Aviation Electronics Industry Ltd.	1,000	16,811
Japan Display, Inc. (a)	6,900	15,015
Japan Excellent, Inc.	99	126,086
Japan Exchange Group, Inc.	19,100	344,902
Japan Hotel REIT Investment Corp.	128	94,961
Japan Lifeline Co. Ltd.	2,300	58,293
Japan Logistics Fund, Inc.	54	102,254
Japan Material Co. Ltd.	600	23,599
Japan Petroleum Exploration Co. Ltd.	300	8,296
Japan Post Bank Co. Ltd.	6,734	91,146
Japan Post Holdings Co. Ltd.	49,838	595,775
Japan Prime Realty Investment Corp.	36	127,251
Japan Real Estate Investment Corp.	44	227,011
Japan Rental Housing Investment, Inc.	42	33,296
Japan Retail Fund Investment Corp.	119	237,520
Japan Securities Finance Co. Ltd.	500	2,996
Japan Steel Works Ltd.	2,800	87,811
Japan Tobacco, Inc.	36,443	1,207,714
Japan Wool Textile Co. Ltd.	400	4,317
JCR Pharmaceuticals Co. Ltd.	1,000	50,259
JEOL Ltd.	1,000	6,019
JFE Holdings, Inc.	17,700	420,808
JGC Corp.	9,142	198,687
Jimoto Holdings, Inc.	13,900	24,151
JIN Co. Ltd.	1,100	50,333
Joyful Honda Co. Ltd.	700	23,358
JSR Corp.	6,800	161,637
JTEKT Corp.	10,200	183,150
Juroku Bank Ltd.	1,300	37,924
Justsystems Corp.	700	13,557
JVC KENWOOD Holdings, Inc.	700	2,713
JX Holdings, Inc.	103,050	686,066
K's Holdings Corp.	5,600	156,423
kabu.com Securities Co. Ltd.	600	2,157
Kadokawa Dwango Corp.	2,000	25,233
Kagome Co. Ltd.	2,700	100,846
Kajima Corp.	31,000	307,771
Kakaku.com, Inc.	7,500	131,772
Kaken Pharmaceutical Co. Ltd.	1,556	81,535
Kameda Seika Co. Ltd.	100	4,850
Kamigumi Co. Ltd.	5,500	121,053
Kanamoto Co. Ltd.	400	12,370
Kandenko Co. Ltd.	7,800	86,108
Kaneka Corp.	16,000	148,937
Kanematsu Corp.	3,200	43,786
Kansai Electric Power Co., Inc.	24,199	301,537
Kansai Paint Co. Ltd.	7,639	188,950
Kanto Denka Kogyo Co. Ltd.	1,000	11,805
Kao Corp.	17,291	1,201,529
Kato Sangyo	1,100	39,376
Kawasaki Heavy Industries Ltd.	6,300	260,869
Kawasaki Kisen Kaisha Ltd. (a)	6,400	170,210
KDDI Corp.	62,537	1,587,083
Keihan Electric Railway Co., Ltd.	3,000	95,105
Keihin Corp.	1,600	33,357
Keihin Electric Express Railway Co. Ltd.	9,839	194,458
Keio Corp.	5,103	242,985
Keisei Electric Railway Co.	3,906	132,643
Kenedix Office Investment Corp.	15	94,481
Kenedix Residential Investment Corp.	31	89,093
Kenedix Retail REIT Corp.	12	27,092
Kenedix, Inc.	7,400	47,153
Kewpie Corp.	6,700	191,689
Keyence Corp.	3,375	2,062,488
KH Neochem Co. Ltd.	800	23,379
Kikkoman Corp.	4,600	190,992
Kinden Corp.	4,392	73,506
Kintetsu Group Holdings Co. Ltd.	6,653	263,419
Kintetsu World Express, Inc.	400	8,825
Kirin Holdings Co. Ltd.	30,970	775,802
Kisoji Co. Ltd.	300	7,386
Kissei Pharmaceutical Co. Ltd.	1,400	39,542
Kitz Corp.	1,400	12,116
Koa Corp.	1,100	26,764
Kobayashi Pharmaceutical Co. Ltd.	1,800	119,227
Kobe Bussan Co. Ltd.	300	12,417
Kobe Steel Ltd. (a)	11,600	120,785
Kohnan Shoji Co. Ltd.	100	2,519
Koito Manufacturing Co. Ltd.	4,000	282,552
Kokuyo Co. Ltd.	1,700	31,598
Komatsu Ltd.	31,311	1,230,601
KOMEDA Holdings Co. Ltd.	1,900	36,509
KOMERI Co. Ltd.	600	17,305
Komori Corp.	500	6,652
Konami Holdings Corp.	3,000	172,871
Konica Minolta, Inc.	19,800	198,202
Konoike Transport Co. Ltd.	500	9,123
Kose Corp.	1,100	189,969
Kotobuki Spirits Co. Ltd.	600	36,592
Kubota Corp.	37,410	764,568
Kumagai Gumi Co. Ltd.	1,000	28,294
Kumiai Chemical Industry Co. Ltd.	3,500	22,674
Kura Corp. Ltd.	100	6,069
Kurabo Industries Ltd.	3,000	9,729
Kuraray Co. Ltd.	11,052	207,593
Kureha Chemical Industry Co. Ltd.	1,500	108,061
Kurita Water Industries Ltd.	3,100	101,768
Kusuri No Aoki Holdings Co. Ltd.	400	20,976
Kyb Corp.	300	19,565
Kyocera Corp.	11,837	790,186
Kyoei Steel Ltd.	100	1,824
Kyokuto Kaihatsu Kogyo Co. Ltd.	500	8,753
Kyorin Holdings, Inc.	500	9,456
Kyoritsu Maintenance Co. Ltd.	2,600	107,251
Kyowa Exeo Corp.	2,000	51,922
Kyowa Hakko Kirin Co., Ltd.	11,400	222,398
Kyudenko Corp.	1,400	64,310
Kyushu Electric Power Co., Inc.	19,478	214,132
Kyushu Financial Group, Inc.	14,785	88,834
Kyushu Railway Co.	6,100	196,183
LaSalle Logiport REIT	15	16,182
Lasertec Corp.	1,200	42,984
Lawson, Inc.	2,700	183,102
Leopalace21 Corp.	7,300	60,645
LIFE Corp.	100	2,577
LIFULL Co. Ltd.	2,300	19,614
LINE Corp. (a)	1,900	84,933
Lintec Corp.	4,900	140,386
Lion Corp.	9,136	171,426
LIXIL Group Corp.	8,795	247,831
M3, Inc.	8,095	296,745
Mabuchi Motor Co. Ltd.	1,400	83,304
Macnica Fuji Electronics Holdings, Inc.	3,700	102,603
Maeda Corp.	4,000	54,979
Maeda Road Construction Co. Ltd.	1,000	22,323
Makino Milling Machine Co. Ltd.	10,000	113,029
Makita Corp.	8,100	382,678
Mandom Corp.	4,400	157,141
Mani, Inc.	1,400	49,538
Marubeni Corp.	59,600	448,249
Marudai Food Co. Ltd.	1,000	4,565
Maruha Nichiro Corp.	1,400	41,326
Marui Group Co. Ltd.	6,602	120,674
Maruichi Steel Tube Ltd.	1,200	36,117
Marusan Securities Co. Ltd.	900	8,806
Matsui Securities Co. Ltd.	1,700	16,205
Matsumotokiyoshi Holdings Co. Ltd.	2,200	90,391
Max Co. Ltd.	1,000	13,967
Maxell Holdings Ltd.	1,500	34,654
Mazda Motor Corp.	22,500	316,929
McDonald's Holdings Co. (Japan) Ltd.	1,828	82,312
MCJ Co. Ltd.	300	3,406
MCUBS MidCity Investment Corp.	20	14,420
Mebuki Financial Group, Inc.	44,268	202,101
Medipal Holdings Corp.	6,700	130,785
Megachips Corp.	600	22,812
Megmilk Snow Brand Co. Ltd.	1,800	51,987
Meidensha Corp.	17,000	71,157
Meiji Holdings Co. Ltd.	3,900	327,099
Meitec Corp.	2,400	132,043
Micronics Japan Co. Ltd.	100	1,124
Milbon Co. Ltd.	2,400	79,741
Minebea Mitsumi, Inc.	12,695	288,932
Miraca Holdings, Inc.	2,047	93,501
Mirait Holdings Corp.	2,300	34,089
Miroku Jyoho Service Co., Ltd.	200	6,129
Misumi Group, Inc.	10,805	327,136
Mitsuba Corp.	500	7,080
Mitsubishi Chemical Holdings Corp.	48,257	526,306
Mitsubishi Corp.	52,551	1,472,761
Mitsubishi Electric Corp.	65,292	1,201,643
Mitsubishi Estate Co. Ltd.	41,171	791,914
Mitsubishi Gas Chemical Co., Inc.	7,045	199,696
Mitsubishi Heavy Industries Ltd.	11,766	443,990
Mitsubishi Logistics Corp.	1,500	39,424
Mitsubishi Materials Corp.	3,400	126,573
Mitsubishi Motors Corp. of Japan	28,034	208,601
Mitsubishi Pencil Co. Ltd.	600	13,385
Mitsubishi Shokuhin Co. Ltd.	100	2,981
Mitsubishi Tanabe Pharma Corp.	11,109	225,927
Mitsubishi UFJ Financial Group, Inc.	412,839	3,121,630
Mitsubishi UFJ Lease & Finance Co. Ltd.	12,300	79,717
Mitsuboshi Belting Ltd.	1,000	13,380
Mitsui & Associates Telepark Corp.	300	7,455
Mitsui & Co. Ltd.	59,182	1,041,276
Mitsui Chemicals, Inc.	5,800	182,873
Mitsui Engineering & Shipbuilding Co.	7,000	124,867
Mitsui Fudosan Co. Ltd.	29,940	788,495
Mitsui Fudosan Logistics Park, Inc.	1	3,448
Mitsui High-Tec, Inc.	500	9,704
Mitsui Mining & Smelting Co. Ltd.	2,300	129,174
Mitsui OSK Lines Ltd.	4,800	172,916
Mitsui Sugar Co. Ltd.	700	29,830
Mitsui-Soko Co. Ltd. (a)	2,000	6,771
Miura Co. Ltd.	3,155	90,120
mixi, Inc.	1,500	66,234
Mizuho Financial Group, Inc.	828,084	1,569,842
Mizuno Corp.	200	5,826
Mochida Pharmaceutical Co. Ltd.	900	69,108
Modec, Inc.	300	8,335
Monex Group, Inc.	900	3,346
MonotaRO Co. Ltd.	3,100	98,049
Mori Hills REIT Investment Corp.	145	182,303
Mori Trust Hotel (REIT), Inc.	15	20,439
MORI TRUST Sogo (REIT), Inc.	13	19,414
Morinaga & Co. Ltd.	1,800	93,554
Morinaga Milk Industry Co. Ltd.	2,700	127,410
Morita Holdings Corp.	100	1,833
MOS Food Services, Inc.	400	12,149
MS&AD Insurance Group Holdings, Inc.	16,597	566,937
Murata Manufacturing Co. Ltd.	6,434	951,480
Musashi Seimitsu Industry Co. Ltd.	900	28,786
Nabtesco Corp.	4,900	232,989
Nachi-Fujikoshi Corp.	5,000	35,055
Nagaileben Co. Ltd.	100	2,568
Nagase & Co. Ltd.	6,300	114,907
Nagoya Railroad Co. Ltd.	7,516	198,407
Nakanishi, Inc.	300	16,342
Namura Shipbuilding Co. Ltd.	500	3,405
Nankai Electric Railway Co. Ltd.	3,400	88,612
NanoCarrier Co. Ltd. (a)	200	1,888
NEC Corp.	9,900	299,327
NEC System Integration & Constuction Ltd.	100	2,680
Net One Systems Co. Ltd.	2,800	42,408
New Hampshire Foods Ltd.	7,426	178,876
Nexon Co. Ltd. (a)	6,300	210,492
NGK Insulators Ltd.	11,100	227,102
NGK Spark Plug Co. Ltd.	4,500	119,163
NHK Spring Co. Ltd.	8,487	94,593
Nichi-iko Pharmaceutical Co. Ltd.	500	7,822
Nichias Corp.	4,000	54,504
Nichicon Corp.	1,700	22,912
Nichiha Corp.	600	24,173
Nichirei Corp.	3,510	94,224
Nidec Corp.	8,345	1,343,076
Nifco, Inc.	1,600	112,258
Nihon Kohden Corp.	2,500	59,002
Nihon M&A Center, Inc.	2,000	119,338
Nihon Parkerizing Co. Ltd.	2,300	39,976
Nihon Unisys Ltd.	2,300	48,476
Nikkiso Co. Ltd.	2,200	26,095
Nikkon Holdings Co. Ltd.	1,400	38,172
Nikon Corp.	11,400	222,317
Nintendo Co. Ltd.	3,988	1,806,224
Nippo Corp.	1,000	22,997
Nippon Accommodations Fund, Inc.	18	81,860
Nippon Building Fund, Inc.	46	246,780
Nippon Chemi-con Corp.	500	16,969
Nippon Densetsu Kogyo Co. Ltd.	600	13,206
Nippon Electric Glass Co. Ltd.	4,300	177,793
Nippon Express Co. Ltd.	2,966	213,733
Nippon Flour Mills Co. Ltd.	500	7,756
Nippon Gas Co. Ltd.	1,600	67,567
Nippon Kayaku Co. Ltd.	4,000	59,058
Nippon Light Metal Holding Co. Ltd.	15,100	44,544
Nippon Paint Holdings Co. Ltd.	6,297	226,340
Nippon Paper Industries Co. Ltd.	3,645	69,397
Nippon Prologis REIT, Inc.	74	169,878
Nippon REIT Investment Corp.	12	36,750
Nippon Seiki Co. Ltd.	1,000	20,722
Nippon Sheet Glass Co. Ltd. (a)	900	8,153
Nippon Shinyaku Co. Ltd.	2,500	171,460
Nippon Shokubai Co. Ltd.	900	64,090
Nippon Signal Co. Ltd.	200	2,107
Nippon Soda Co. Ltd.	12,000	82,664
Nippon Steel & Sumikin Bussan Corp.	1,200	73,691
Nippon Steel & Sumitomo Metal Corp.	27,395	699,180
Nippon Suisan Kaisha Co. Ltd.	8,100	43,244
Nippon Telegraph & Telephone Corp.	23,132	1,107,668
Nippon Yusen KK (a)	6,900	173,461
Nipro Corp.	4,338	66,707
Nishi-Nippon Financial Holdings, Inc.	12,500	164,176
Nishi-Nippon Railroad Co. Ltd.	5,800	162,141
Nishimatsu Construction Co. Ltd.	1,200	34,115
Nishimatsuya Chain Co. Ltd.	1,000	11,776
Nishio Rent All Co. Ltd.	100	3,240
Nissan Chemical Industries Co. Ltd.	3,800	155,371
Nissan Motor Co. Ltd.	72,148	772,886
Nissan Shatai Co. Ltd.	2,300	24,292
Nissha Co. Ltd.	800	20,848
Nisshin Oillio Group Ltd.	800	24,148
Nisshin Seifun Group, Inc.	7,800	156,799
Nisshin Steel Co. Ltd.	400	6,744
Nisshinbo Holdings, Inc.	4,100	58,475
Nissin Electric Co. Ltd.	400	4,459
Nissin Food Holdings Co. Ltd.	1,800	133,553
Nissin Kogyo Co. Ltd.	2,000	37,750
Nitori Holdings Co. Ltd.	3,000	478,663
Nitta Corp.	100	4,231
Nitto Boseki Co. Ltd.	1,200	36,107
Nitto Denko Corp.	5,542	509,199
Nitto Kogyo Corp.	500	8,589
NKSJ Holdings, Inc.	12,319	494,658
Noevir Holdings Co. Ltd.	600	48,810
NOF Corp.	2,000	53,831
Nojima Co. Ltd.	1,100	26,513
NOK Corp.	3,200	74,653
NOMURA Co. Ltd.	500	11,304
Nomura Holdings, Inc.	119,354	779,197
Nomura Real Estate Holdings, Inc.	4,900	117,392
Nomura Real Estate Master Fund, Inc.	117	162,873
Nomura Research Institute Ltd.	4,470	206,380
Noritz Corp.	1,500	29,663
North Pacific Bank Ltd.	5,300	18,495
NS Solutions Corp.	3,200	86,232
NSD Co. Ltd.	1,200	25,374
NSK Ltd.	11,900	197,359
NTN Corp.	13,000	67,048
NTT Data Corp.	19,500	230,205
NTT DOCOMO, Inc.	44,130	1,096,517
NTT Urban Development Co.	2,500	32,834
Obara Group, Inc.	800	55,317
Obayashi Corp.	24,800	299,424
OBIC Business Consultants Ltd.	100	5,662
OBIC Co. Ltd.	2,341	182,962
Odakyu Electric Railway Co. Ltd.	11,400	251,799
Ogaki Kyoritsu Bank Ltd.	800	20,749
Ohsho Food Service Corp.	100	4,684
Oiles Corp.	100	2,083
Oji Holdings Corp.	34,000	233,603
Okamoto Industries, Inc.	1,000	11,326
Okamura Corp.	800	11,196
Okasan Securities Group, Inc.	13,034	89,425
Oki Electric Industry Co. Ltd.	2,800	40,753
Okuma Corp.	1,000	69,032
Okumura Corp.	1,000	43,260
Olympus Corp.	10,000	385,240
OMRON Corp.	6,300	394,873
Ono Pharmaceutical Co. Ltd.	15,280	377,527
Onward Holdings Co. Ltd.	6,000	51,601
Open House Co. Ltd.	1,500	88,183
Optex Group Co. Ltd.	1,200	76,846
Oracle Corp. Japan	1,500	121,153
Orient Corp.	7,300	12,077
Oriental Land Co. Ltd.	7,434	726,621
ORIX Corp.	44,120	826,442
ORIX JREIT, Inc.	97	149,640
Osaka Gas Co. Ltd.	14,700	292,423
OSG Corp.	2,200	55,941
Otsuka Corp.	1,500	126,282
Otsuka Holdings Co. Ltd.	13,918	618,274
Outsourcing, Inc.	2,000	37,894
Pacific Industrial Co. Ltd.	200	3,043
Pacific Metals Co. Ltd. (a)	100	3,289
PALTAC Corp.	400	17,759
Panasonic Corp.	76,289	1,132,678
Paramount Bed Holdings Co. Ltd.	1,000	52,709
Park24 Co. Ltd.	3,240	81,049
Penta-Ocean Construction Co. Ltd.	10,400	80,352
PeptiDream, Inc. (a)	3,700	152,048
Pigeon Corp.	5,200	203,324
Pilot Corp.	1,600	79,514
Piolax, Inc.	2,600	78,000
Pioneer Corp. (a)	5,000	10,668
Plenus Co. Ltd.	100	1,960
Pola Orbis Holdings, Inc.	2,589	101,352
Premier Investment Corp.	17	18,130
Press Kogyo Co. Ltd.	500	3,182
Pressance Corp.	200	2,872
Prestige International, Inc.	800	10,501
Prima Meat Packers Ltd.	5,000	34,217
Raito Kogyo Co. Ltd.	200	2,271
Rakuten, Inc.	32,195	291,361
Recruit Holdings Co. Ltd.	38,554	941,522
Relia, Inc.	200	2,426
Relo Holdings Corp.	4,200	124,727
Renesas Electronics Corp. (a)	17,755	209,229
Rengo Co. Ltd.	12,600	102,241
Resona Holdings, Inc.	77,100	466,911
Resorttrust, Inc.	2,800	66,735
Ricoh Co. Ltd.	25,700	253,322
Ricoh Leasing Co. Ltd.	300	11,029
Ringer Hut Co. Ltd.	100	2,239
Rinnai Corp.	1,061	100,178
Riso Kagaku Corp.	100	1,889
ROHM Co. Ltd.	3,400	374,563
Rohto Pharmaceutical Co. Ltd.	2,800	75,256
Round One Corp.	2,100	38,944
Royal Holdings Co. Ltd.	100	2,736
Ryobi Ltd.	200	5,973
Ryohin Keikaku Co. Ltd.	783	261,873
Ryosan Co. Ltd.	200	7,688
Saizeriya Co. Ltd.	600	18,197
Sakai Moving Service Co. Ltd.	400	19,172
Sakata INX Corp.	1,600	27,127
Sakata Seed Corp.	700	24,599
San-A Co. Ltd.	300	14,817
San-Ai Oil Co. Ltd.	800	11,686
Sanden Holdings Corp. (a)	200	4,372
Sangetsu Corp.	1,000	19,920
Sanken Electric Co. Ltd.	9,000	65,993
Sanki Engineering Co. Ltd.	2,100	23,797
Sankyo Co. Ltd. (Gunma)	3,400	110,468
Sankyo Tateyama, Inc.	400	5,627
Sankyu, Inc.	2,500	116,688
Sanrio Co. Ltd.	900	15,491
Santen Pharmaceutical Co. Ltd.	14,360	233,171
Sanwa Holdings Corp.	5,800	80,576
Sanyo Chemical Industries Ltd.	100	5,299
Sanyo Special Steel Co. Ltd.	200	5,077
Sapporo Breweries Ltd.	3,800	114,555
Sato Holding Corp.	1,700	54,893
Sawai Pharmaceutical Co. Ltd.	2,700	122,933
SBI Holdings, Inc. Japan	9,200	223,655
Screen Holdings Co. Ltd.	1,500	130,743
SCSK Corp.	1,800	82,942
Secom Co. Ltd.	6,833	523,711
Sega Sammy Holdings, Inc.	5,919	82,848
Seibu Holdings, Inc.	11,200	224,491
Seikagaku Corp.	2,200	34,370
Seiko Epson Corp.	10,073	245,364
Seiko Holdings Corp.	3,200	92,148
Seino Holdings Co. Ltd.	4,100	68,179
Seiren Co. Ltd.	4,100	84,684
Sekisui Chemical Co. Ltd.	14,400	275,334
Sekisui House (REIT), Inc.	25	34,143
Sekisui House Ltd.	21,080	387,310
Sekisui House SI Residential Investment Corp.	30	34,563
Sekisui Jushi Corp.	100	2,283
SENKO Co. Ltd.	3,300	23,739
Senshu Ikeda Holdings, Inc.	17,690	68,131
Septeni Holdings Co. Ltd.	1,000	3,405
Seria Co. Ltd.	2,000	119,320
Seven & i Holdings Co. Ltd.	24,529	1,012,062
Seven Bank Ltd.	16,000	59,137
Sharp Corp. (a)	4,800	179,683
Shibuya Corp.	200	8,580
Shiga Bank Ltd.	5,000	26,976
Shikoku Electric Power Co., Inc.	4,500	51,131
Shima Seiki Manufacturing Ltd.	600	43,551
Shimachu Co. Ltd.	5,700	187,951
Shimadzu Corp.	9,500	241,316
Shimamura Co. Ltd.	600	70,539
SHIMANO, Inc.	2,565	367,663
SHIMIZU Corp.	22,600	232,466
Shin-Etsu Chemical Co. Ltd.	13,635	1,560,061
Shinko Electric Industries Co. Ltd.	1,800	15,311
Shinmaywa Industries Ltd.	1,000	9,621
Shinsei Bank Ltd.	4,500	78,680
Shionogi & Co. Ltd.	9,900	547,970
Ship Healthcare Holdings, Inc.	2,800	91,156
Shiseido Co. Ltd.	13,555	696,146
Shizuoka Bank Ltd.	15,000	160,403
Shizuoka Gas Co. Ltd.	300	2,622
SHO-BOND Holdings Co. Ltd.	400	32,187
Shochiku Co. Ltd.	800	118,726
Showa Corp.	500	6,289
Showa Denko K.K.	4,882	227,136
Showa Sangyo Co. Ltd.	200	5,171
Showa Shell Sekiyu K.K.	6,000	85,297
Siix Corp.	700	31,807
Sintokogio Ltd.	600	7,724
SKY Perfect JSAT Holdings, Inc.	3,000	14,212
Skylark Co. Ltd.	1,700	24,501
SMC Corp.	2,067	1,018,688
SMS Co., Ltd.	1,100	39,094
Sodick Co. Ltd.	600	8,387
SoftBank Corp.	28,401	2,359,780
Sohgo Security Services Co., Ltd.	3,100	168,665
Sojitz Corp.	49,100	158,960
Sony Corp.	44,105	2,115,323
Sony Financial Holdings, Inc.	8,200	150,821
Sosei Group Corp. (a)	528	56,670
Sotetsu Holdings, Inc.	2,200	60,813
Square Enix Holdings Co. Ltd.	2,800	127,901
St. Marc Holdings Co. Ltd.	100	2,837
Stanley Electric Co. Ltd.	6,339	258,029
Star Micronics Co. Ltd.	2,800	58,837
Start Today Co. Ltd.	7,000	206,831
Starts Corp., Inc.	500	13,956
Subaru Corp.	21,625	720,296
Sugi Holdings Co. Ltd.	1,100	58,654
Sumco Corp.	8,100	220,452
Sumitomo Bakelite Co. Ltd.	12,000	103,080
Sumitomo Chemical Co. Ltd.	53,000	389,972
Sumitomo Corp.	41,200	712,373
Sumitomo Electric Industries Ltd.	24,800	424,456
Sumitomo Forestry Co. Ltd.	6,123	105,482
Sumitomo Heavy Industries Ltd.	5,347	245,209
Sumitomo Metal Mining Co. Ltd.	8,500	399,105
Sumitomo Mitsui Construction Co. Ltd.	3,060	17,463
Sumitomo Mitsui Financial Group, Inc.	46,333	2,086,651
Sumitomo Mitsui Trust Holdings, Inc.	11,200	466,356
Sumitomo Osaka Cement Co. Ltd.	14,036	66,078
Sumitomo Realty & Development Co. Ltd.	11,787	454,748
Sumitomo Riko Co. Ltd.	500	5,286
Sumitomo Rubber Industries Ltd.	6,100	118,815
Sumitomo Seika Chemicals Co. Ltd.	100	5,220
Sundrug Co. Ltd.	2,741	117,965
Suntory Beverage & Food Ltd.	4,300	206,239
Suzuken Co. Ltd.	2,200	93,777
Suzuki Motor Corp.	12,240	703,005
Sysmex Corp.	5,400	425,075
T&D Holdings, Inc.	17,300	310,193
Tachi-S Co. Ltd.	1,100	20,045
Tadano Ltd.	3,500	61,269
Taiheiyo Cement Corp.	4,791	203,326
Taikisha Ltd.	1,100	38,432
Taisei Corp.	7,000	357,284
Taisho Pharmaceutical Holdings Co. Ltd.	2,000	162,901
Taiyo Holdings Co. Ltd.	500	24,400
Taiyo Nippon Sanso Corp.	3,900	60,624
Taiyo Yuden Co. Ltd.	3,100	52,463
Takara Bio, Inc.	700	11,311
Takara Holdings, Inc.	11,769	145,249
Takara Leben Co. Ltd.	300	1,343
Takara Standard Co. Ltd.	1,200	19,863
Takasago International Corp.	100	3,096
Takasago Thermal Engineering Co. Ltd.	500	9,467
Takashimaya Co. Ltd.	14,000	145,676
Takeda Pharmaceutical Co. Ltd.	24,021	1,407,001
Takeuchi Manufacturing Co. Ltd.	1,300	33,834
Takuma Co. Ltd.	3,000	40,766
Tamron Co. Ltd.	300	6,625
TDK Corp.	4,581	424,062
TechnoPro Holdings, Inc.	900	49,423
TECMO KOEI HOLDINGS CO., LTD.	400	8,865
Teijin Ltd.	7,600	168,504
Tekken Corp.	100	3,020
Temp Holdings Co., Ltd.	8,200	204,880
Terumo Corp.	11,000	538,391
The Aichi Bank Ltd.	100	5,113
The Aomori Bank Ltd.	1,000	33,051
The Awa Bank Ltd.	3,000	19,130
The Bank of Iwate Ltd.	100	4,092
The Bank of Okinawa Ltd.	500	20,179
The Bank of Saga Ltd.	300	6,992
The Chugoku Bank Ltd.	10,700	141,042
The Chukyo Bank Ltd.	1,400	29,792
The Daishi Bank Ltd., Niigata	1,792	85,063
The Eighteenth Bank Ltd.	1,000	2,732
The Hachijuni Bank Ltd.	12,800	76,111
The Hokkoku Bank Ltd.	500	21,142
The Hokuetsu Bank Ltd.	100	2,301
The Hyakugo Bank Ltd.	7,000	35,393
The Keiyo Bank Ltd.	6,000	28,848
The Kiyo Bank Ltd.	1,800	30,066
The Miyazaki Bank Ltd.	100	3,242
The Musashino Bank Ltd.	900	31,753
The Nanto Bank Ltd.	500	14,258
The Oita Bank Ltd.	1,000	39,454
The Okinawa Electric Power Co., Inc.	1,430	36,507
The Pack Corp.	300	10,348
The San-In Godo Bank Ltd.	4,500	46,649
The Shikoku Bank Ltd.	200	3,038
The Sumitomo Warehouse Co. Ltd.	1,000	7,455
The Suruga Bank Ltd.	7,900	160,166
The Tochigi Bank Ltd.	400	1,668
The Toho Bank Ltd.	9,000	32,613
The Towa Bank Ltd.	1,400	19,365
The Yamagata Bank Ltd.	200	4,402
The Yamanashi Chuo Bank Ltd.	1,000	4,246
THK Co. Ltd.	5,300	221,421
TKC Corp.	100	3,653
Toagosei Co. Ltd.	9,400	121,656
Tobu Railway Co. Ltd.	5,800	195,538
Toc Co. Ltd.	2,400	20,739
Toda Corp.	11,000	86,667
Toei Co. Ltd.	100	10,300
Toho Co. Ltd.	3,200	108,500
Toho Gas Co. Ltd.	2,400	70,470
Toho Holdings Co. Ltd.	1,200	27,873
Toho Zinc Co. Ltd.	1,000	60,927
Tohoku Electric Power Co., Inc.	15,600	201,906
Tokai Carbon Co. Ltd.	8,000	116,594
TOKAI Holdings Corp.	3,000	28,973
Tokai Rika Co. Ltd.	2,100	45,686
Tokai Tokyo Financial Holdings	3,400	26,046
Token Corp.	200	23,022
Tokio Marine Holdings, Inc.	23,293	1,101,337
Tokushu Tokai Paper Co. Ltd.	400	15,364
Tokuyama Corp.	2,035	64,790
Tokyo Broadcasting System Holding	700	16,868
Tokyo Century Corp.	2,000	108,210
Tokyo Dome Corp.	9,900	94,584
Tokyo Electric Power Co., Inc. (a)	55,228	224,261
Tokyo Electron Ltd.	5,523	1,041,872
Tokyo Gas Co. Ltd.	13,235	315,796
Tokyo Ohka Kogyo Co. Ltd.	2,000	91,819
Tokyo Seimitsu Co. Ltd.	2,800	122,601
Tokyo Steel Manufacturing Co. Ltd.	1,500	13,310
Tokyo Tatemono Co. Ltd.	8,800	141,880
Tokyo TY Financial Group, Inc.	1,500	41,510
Tokyotokeiba Co. Ltd.	100	4,068
Tokyu Construction Co. Ltd.	2,500	27,192
Tokyu Corp.	17,600	295,211
Tokyu Fudosan Holdings Corp.	19,300	152,809
Tokyu REIT, Inc.	19	24,168
TOMONY Holdings, Inc.	3,900	19,317
Tomy Co. Ltd.	2,500	37,842
Topcon Corp.	3,760	95,727
Toppan Forms Co. Ltd.	300	3,387
Toppan Printing Co. Ltd.	16,000	150,825
Topre Corp.	4,000	122,022
Topy Industries Ltd.	100	3,264
Toray Industries, Inc.	48,700	485,826
TORIDOLL Holdings Corp.	800	28,071
Toshiba Corp. (a)	221,527	633,926
Toshiba Machine Co. Ltd.	1,000	8,203
Toshiba Plant Systems & Services Corp.	400	7,890
Toshiba Tec Corp.	14,000	85,089
Tosho Co. Ltd.	200	6,727
Tosoh Corp.	10,200	234,827
Totetsu Kogyo Co. Ltd.	400	12,988
Toto Ltd.	4,700	269,857
Towa Pharmaceutical Co. Ltd.	100	5,639
Toyo Engineering Corp.	200	2,439
Toyo Ink South Carolina Holdings Co. Ltd.	22,749	138,546
Toyo Seikan Group Holdings Ltd.	8,400	136,168
Toyo Suisan Kaisha Ltd.	2,836	115,402
Toyo Tire & Rubber Co. Ltd.	2,700	57,660
Toyobo Co. Ltd.	3,200	61,066
Toyoda Gosei Co. Ltd.	1,300	34,597
Toyota Boshoku Corp.	1,800	38,629
Toyota Industries Corp.	5,900	385,686
Toyota Motor Corp.	89,192	6,145,096
Toyota Tsusho Corp.	7,849	318,993
TPR Co. Ltd.	1,200	38,610
Trancom Co. Ltd.	100	7,449
Trans Cosmos, Inc.	300	7,979
Trend Micro, Inc.	4,600	249,012
Trusco Nakayama Corp.	3,200	94,869
TS tech Co. Ltd.	1,600	68,571
TSI Holdings Co. Ltd.	300	2,128
Tsubaki Nakashima Co. Ltd.	3,400	97,097
Tsubakimoto Chain Co.	6,000	50,667
Tsugami Corp.	4,000	59,790
Tsukui Corp.	600	4,728
Tsumura & Co.	2,084	70,243
Tsuruha Holdings, Inc.	1,500	209,489
TV Asahi Corp.	100	2,068
Uacj Corp.	400	10,792
Ube Industries Ltd.	4,400	131,430
Ulvac, Inc.	1,159	77,691
Unicharm Corp.	14,300	383,034
Unipres Corp.	1,800	47,965
United Arrows Ltd.	400	17,593
United Super Markets Holdings, Inc.	2,500	25,375
United Urban Investment Corp.	116	183,436
Unitika Ltd. (a)	300	2,193
Universal Entertainment Corp.	1,000	47,692
Unizo Holdings Co. Ltd.	100	2,883
Ushio, Inc.	3,100	47,541
USS Co. Ltd.	8,500	190,370
V Technology Co. Ltd.	100	19,917
Valor Holdings Co. Ltd.	400	9,624
Vector, Inc.	900	18,007
VT Holdings Co. Ltd.	400	2,209
W-Scope Corp.	800	15,799
Wacoal Holdings Corp.	2,000	61,507
Wacom Co. Ltd.	4,200	24,297
Welcia Holdings Co. Ltd.	1,100	46,804
West Japan Railway Co.	5,456	410,412
Xebio Holdings Co. Ltd.	500	10,661
Yahoo! Japan Corp.	46,465	224,118
Yakult Honsha Co. Ltd.	2,900	243,467
YAMABIKO Corp.	200	3,299
Yamada Denki Co. Ltd.	21,110	125,355
Yamaguchi Financial Group, Inc.	16,000	188,102
Yamaha Corp.	5,900	243,979
Yamaha Motor Co. Ltd.	9,107	304,265
Yamato Holdings Co. Ltd.	12,400	320,228
Yamato Kogyo Co. Ltd.	800	22,921
Yamazaki Baking Co. Ltd.	7,300	144,023
Yamazen Co. Ltd.	300	3,656
Yaoko Co. Ltd.	400	19,467
Yaskawa Electric Corp.	8,700	450,257
Yodogawa Steel Works Ltd.	900	27,912
Yokogawa Bridge Holdings Corp.	2,300	59,239
Yokogawa Electric Corp.	9,012	192,261
Yokohama Reito Co. Ltd.	800	8,209
Yokohama Rubber Co. Ltd.	6,300	160,834
Yondoshi Holdings, Inc.	100	2,571
YONEX Co. Ltd.	400	2,781
Yoshinoya Holdings Co. Ltd.	2,300	40,731
Yuasa Trading Co. Ltd.	400	14,319
Zenkoku Hosho Co. Ltd.	2,500	117,188
Zenrin Co. Ltd.	700	24,086
Zensho Holdings Co. Ltd.	6,300	110,482
Zeon Corp.	6,000	90,552
ZERIA Pharmaceutical Co. Ltd.	200	4,005
Zojirushi Thermos	600	7,376

TOTAL JAPAN		161,534,328

Korea (South) - 3.5%
Advanced Process Systems Corp.	72	2,376
AhnLab, Inc.	84	4,397
AMOREPACIFIC Corp.	1,007	281,920
AMOREPACIFIC Group, Inc.	1,471	195,254
Asiana Airlines, Inc. (a)	685	3,464
BGF Retail Co. Ltd. (a)	506	104,057
BGFretail Co. Ltd.	304	4,362
BS Financial Group, Inc.	6,620	65,594
Bukwang Pharmaceutical Co. Ltd.	228	5,882
Celltrion Healthcare Co. Ltd. (a)	1,294	165,712
Celltrion Pharm, Inc. (a)	791	72,091
Celltrion, Inc.	2,871	847,241
CHA Biotech Co. Ltd. (a)	1,976	71,759
Cheil Industries, Inc.	2,847	377,899
Cheil Worldwide, Inc.	1,563	31,047
Chong Kun Dang Pharmaceutical Corp.	156	21,363
CJ CGV Co. Ltd.	1,440	102,704
CJ CheilJedang Corp.	476	159,513
CJ Corp.	834	143,444
CJ E&M Corp.	481	40,646
CJ O Shopping Co. Ltd.	33	6,931
Com2uS Corp.	220	29,963
Cosmax, Inc.	761	91,764
Coway Co. Ltd.	2,291	203,874
Daelim Industrial Co.	2,063	156,779
Daesang Corp.	710	17,753
Daewoo Engineering & Construction Co. Ltd. (a)	8,142	47,187
Daou Technology, Inc.	1,864	43,647
Db Insurance Co. Ltd.	1,585	107,267
DGB Financial Group Co. Ltd.	4,375	50,711
DIO Corp. (a)	21	794
Dong Suh Companies, Inc.	448	12,249
Dong-A Socio Holdings Co. Ltd.	6	833
Dongbu HiTek Co. Ltd. (a)	1,070	14,803
Dongkuk Steel Mill Co. Ltd.	3,645	41,397
Dongwon Industries Co.	9	2,831
Doosan Bobcat, Inc.	975	33,721
Doosan Heavy Industries & Construction Co. Ltd.	666	10,583
Doosan Infracore Co. Ltd. (a)	8,372	86,475
DOUBLEUGAMES Co. Ltd.	331	18,997
DuzonBizon Co. Ltd.	136	6,089
E-Mart Co. Ltd.	1,040	282,895
EO Technics Co. Ltd.	146	12,692
Fila Korea Ltd.	250	20,191
Foosung Co. Ltd. (a)	328	3,311
GemVax & Kael Co. Ltd. (a)	176	2,460
Genexine Co. Ltd. (a)	932	67,866
Grand Korea Leisure Co. Ltd.	2,509	71,415
Green Cross Corp.	278	61,458
Green Cross Holdings Corp.	407	16,169
GS Engineering & Construction Corp. (a)	4,857	150,959
GS Holdings Corp.	1,825	118,392
GS Retail Co. Ltd.	408	14,855
Halla Holdings Corp.	157	8,835
Hana Financial Group, Inc.	10,737	522,902
Hana Tour Service, Inc.	179	18,740
HanAll BioPharma Co. Ltd. (a)	1,336	49,891
Handsome Co. Ltd.	125	3,780
Hanjin Kal Corp. (a)	2,719	58,965
Hankook Tire Co. Ltd.	2,053	102,670
Hankook Tire Worldwide Co. Ltd.	144	2,665
Hanmi Pharm Co. Ltd.	305	170,206
Hanmi Science Co. Ltd.	343	33,665
Hanon Systems	6,645	81,060
Hansae Co. Ltd.	90	2,297
Hansol Chemical Co. Ltd.	46	2,898
Hanssem Co. Ltd.	376	59,926
Hanwha Chemical Corp.	3,412	112,267
Hanwha Corp.	1,560	68,609
Hanwha Life Insurance Co. Ltd.	12,105	84,978
Hanwha Techwin Co. Ltd. (a)	1,726	54,291
Hite Jinro Co. Ltd.	2,113	45,428
HLB, Inc. (a)	873	37,946
Homecast Co. Ltd. (a)	104	1,366
Hotel Shilla Co.	1,390	120,836
Huchems Fine Chemical Corp.	136	3,229
HUGEL, Inc. (a)	80	42,259
Hyosung Corp.	729	91,994
Hyundai Construction Equipment Co. Ltd.	174	33,099
Hyundai Department Store Co. Ltd.	262	25,470
Hyundai Electric & Energy System Co. Ltd.	54	6,209
Hyundai Elevator Co. Ltd.	72	4,052
Hyundai Engineering & Construction Co. Ltd.	2,598	104,183
Hyundai Fire & Marine Insurance Co. Ltd.	2,065	89,468
Hyundai Glovis Co. Ltd.	1,230	160,391
Hyundai Greenfood Co. Ltd.	1,111	16,720
Hyundai Heavy Industries Co. Ltd. (a)	1,130	146,823
Hyundai Heavy Industries Co. Ltd. rights 3/9/18 (a)	199	6,139
Hyundai Home Shopping Network Corp.	100	11,170
Hyundai Industrial Development & Construction Co.	2,332	96,568
Hyundai Merchant Marine Co. Ltd. (a)(c)	17,796	76,854
Hyundai Mipo Dockyard Co. Ltd. (a)	510	53,155
Hyundai Mobis	2,424	560,799
Hyundai Motor Co.	5,225	791,226
Hyundai Robotics Co. Ltd.	380	162,330
Hyundai Rotem Co. Ltd. (a)	47	753
Hyundai Steel Co.	4,123	219,679
Hyundai Wia Corp.	1,099	63,590
Iljin Materials Co. Ltd.	437	15,870
Illinois-Yang Pharmaceutical Co. Ltd.	24	951
Industrial Bank of Korea	11,646	181,255
ING Life Insurance Korea Ltd. (d)	2,082	113,851
INNOCEAN Worldwide, Inc.	16	1,051
iNtRON Biotechnology, Inc. (a)	998	43,706
IS Dongseo Co. Ltd.	24	881
JB Financial Group Co. Ltd.	368	2,270
Jeil Pharmaceutical Co. Ltd.	43	2,970
Jenax, Inc. (a)	56	1,662
JW Holdings Corp.	118	1,020
JW Pharmaceutical Corp.	102	4,748
Kakao Corp.	1,059	138,587
Kangwon Land, Inc.	4,549	137,984
KB Financial Group, Inc.	14,161	888,937
KC Tech Co. Ltd. (a)	387	7,434
KC Tech Co. Ltd.	264	5,133
KCC Corp.	369	145,041
KEPCO Plant Service & Engineering Co. Ltd.	257	10,066
Kia Motors Corp.	11,434	370,340
Kiwoom Securities Co. Ltd.	1,245	124,524
Koh Young Technology, Inc.	946	83,211
Kolon Industries, Inc.	569	43,295
Kolon Life Science, Inc.	175	16,489
Komipharm International Co. Ltd. (a)	2,473	92,582
Korea Aerospace Industries Ltd.	2,771	136,245
Korea Electric Power Corp.	10,013	334,344
Korea Electric Terminal Co. Ltd.	40	2,602
Korea Express Co. Ltd. (a)	197	26,701
Korea Gas Corp. (a)	700	32,291
Korea Investment Holdings Co. Ltd.	1,599	130,635
Korea Kolmar Co. Ltd.	356	29,783
Korea Petro Chemical Industries Co. Ltd.	202	62,594
Korea Real Estate Investment Trust Co.	960	2,952
Korea Zinc Co. Ltd.	409	196,893
Korean Air Lines Co. Ltd. (a)	1,186	42,737
Korean Reinsurance Co.	3,067	34,976
KT Corp.	90	2,487
KT Corp. sponsored ADR	640	9,568
KT Skylife Co. Ltd.	136	1,862
KT&G Corp.	3,999	398,108
Kumho Petro Chemical Co. Ltd.	922	88,770
Kumho Tire Co., Inc. (a)	6,369	35,423
Kwangju Bank Co. Ltd.	223	2,658
LG Chemical Ltd.	1,370	553,227
LG Corp.	3,711	309,078
LG Display Co. Ltd.	7,590	227,570
LG Electronics, Inc.	3,552	340,327
LG Fashion Corp.	209	6,691
LG Hausys Ltd.	145	12,402
LG Home Shopping, Inc.	38	7,850
LG Household & Health Care Ltd.	320	352,067
LG Innotek Co. Ltd.	911	106,871
LG International Corp.	169	4,731
Loen Entertainment, Inc.	493	50,784
Lotte Chemical Corp.	587	230,455
Lotte Chilsung Beverage Co. Ltd.	16	22,674
Lotte Confectionery Co. Ltd. (a)	23	3,762
Lotte Confectionery Co. Ltd.	1,762	114,964
Lotte Fine Chemical Co. Ltd.	386	27,711
LOTTE Hi-Mart Co. Ltd.	97	6,982
Lotte Samkang Co. Ltd.	1	595
Lotte Shopping Co. Ltd.	562	126,868
LS Cable Ltd.	392	28,948
LS Industrial Systems Ltd.	338	21,769
Mando Corp.	327	84,822
Medipost Co. Ltd. (a)	320	34,399
Medy-Tox, Inc.	157	89,228
Meritz Financial Holdings Co.	497	7,665
Meritz Fire & Marine Insurance Co. Ltd.	1,224	28,489
Meritz Securities Co. Ltd.	30,015	148,701
Mirae Asset Daewoo Co. Ltd.	17,391	182,884
Mirae Asset Daewoo Co. Ltd. rights 2/22/18 (a)(c)	3,442	975
Mirae Asset Life Insurance Co. Ltd.	883	4,457
NAVER Corp.	1,020	867,643
NCSOFT Corp.	707	292,106
Netmarble Games Corp. (d)	551	89,619
Nexen Corp.	3,437	24,417
Nexen Tire Corp.	309	3,625
NHN Entertainment Corp. (a)	450	34,787
Nong Shim Co. Ltd.	55	16,632
Oci Co. Ltd.	881	139,175
Orion Corp./Republic of Korea	792	86,618
Orion Holdings Corp.	184	4,687
Osstem Implant Co. Ltd. (a)	126	6,796
Ottogi Corp.	19	13,676
Paradise Co. Ltd.	2,531	55,953
Partron Co. Ltd.	892	8,505
Poongsan Corp.	175	8,228
POSCO	2,537	903,267
POSCO Chemtech Co. Ltd.	1,079	49,825
Posco Daewoo Corp.	1,030	23,204
S&T Motiv Co. Ltd.	21	970
S-Oil Corp.	1,872	215,234
S.M. Entertainment Co. Ltd. (a)	126	4,546
S1 Corp.	1,567	145,598
Samlip General Food Co. Ltd.	19	2,815
Samsung Biologics Co. Ltd. (a)(d)	629	257,822
Samsung Card Co. Ltd.	273	9,940
Samsung Electro-Mechanics Co. Ltd.	2,256	224,589
Samsung Electronics Co. Ltd.	3,291	7,675,344
Samsung Engineering Co. Ltd. (a)	9,267	151,592
Samsung Fire & Marine Insurance Co. Ltd.	1,383	373,611
Samsung Heavy Industries Co. Ltd. (a)	7,498	64,411
Samsung Life Insurance Co. Ltd.	2,522	304,112
Samsung SDI Co. Ltd.	2,037	375,108
Samsung SDS Co. Ltd.	1,129	270,695
Samsung Securities Co. Ltd.	1,786	72,706
Samyang Holdings Corp.	20	2,271
Sebang Global Battery Co. Ltd.	44	1,493
Seegene, Inc. (a)	124	4,428
Seoul Semiconductor Co. Ltd.	3,465	79,354
SFA Engineering Corp.	764	27,602
Shinhan Financial Group Co. Ltd.	14,820	734,415
Shinsegae Co. Ltd.	400	128,249
SillaJen, Inc. (a)	1,938	191,844
SK C&C Co. Ltd.	1,237	368,280
SK Chemicals Co. Ltd.	563	26,787
SK Chemicals Co. Ltd./New (a)	604	64,928
SK Energy Co. Ltd.	2,448	467,955
SK Gas Co. Ltd.	28	2,774
SK Hynix, Inc.	20,254	1,391,546
SK Materials Co., Ltd.	159	25,267
SK Networks Co. Ltd.	2,149	13,057
SK Securities Co. Ltd. (a)	9,793	12,175
SK Telecom Co. Ltd.	692	171,527
SKC Co. Ltd.	1,350	57,165
Soulbrain Co. Ltd.	328	18,703
Ssangyong Cement Industrial Co. Ltd.	2,044	42,130
STX Pan Ocean Co. Ltd. (Korea) (a)	6,095	34,298
Taekwang Industrial Co. Ltd.	2	2,578
Telcon, Inc. (a)	2,567	33,113
Tong Yang Life Insurance Co. Ltd.	381	2,803
Tongyang, Inc.	451	970
Toptec Co. Ltd.	877	22,339
Vieworks Co. Ltd.	36	1,481
ViroMed Co. Ltd. (a)	433	108,068
WONIK IPS Co. Ltd. (a)	486	14,969
Woori Bank	12,877	202,822
Woori Investment & Securities Co. Ltd.	13,039	204,764
Youngone Corp.	229	6,829
Yuhan Corp.	256	55,756
YUNGJIN Pharmaceutical Co. Ltd. (a)	1,256	11,529

TOTAL KOREA (SOUTH)		33,373,975

Luxembourg - 0.3%
ADO Properties SA (d)	722	38,904
Aperam	3,386	201,366
ArcelorMittal SA (Netherlands) (a)	23,912	867,630
B&M European Value Retail S.A.	32,936	194,492
Eurofins Scientific SA	396	258,118
Grand City Properties SA	5,522	134,169
Millicom International Cellular SA (depository receipt)	2,517	187,659
PLAY Communications SA (a)(d)	7,880	80,086
RTL Group SA	2,147	182,061
SAF-Holland SA	689	16,168
Senvion SA (a)	939	11,215
SES SA (France) (depositary receipt)	13,973	218,067
Subsea 7 SA	11,436	178,018
Tenaris SA	17,288	301,980

TOTAL LUXEMBOURG		2,869,933

Malaysia - 0.6%
AEON Credit Service Bhd	450	1,553
AirAsia Bhd	43,900	46,590
Alliance Bank Malaysia Bhd	40,000	44,399
AMMB Holdings Bhd	63,200	78,089
Astro Malaysia Holdings Bhd (d)	24,500	16,329
Axiata Group Bhd	118,512	172,862
Berjaya Sports Toto Bhd	6,300	3,650
British American Tobacco (Malaysia) Bhd	3,400	29,790
Bumi Armada Bhd (a)	5,300	1,148
Bumiputra-Commerce Holdings Bhd	164,872	306,414
Bursa Malaysia Bhd	16,800	46,942
Cahya Mata Sarawak Bhd	36,300	40,478
CapitaLand Malaysia Mall Trust	4,400	1,545
Carlsberg Brewery BHD	6,000	24,517
Dialog Group Bhd	215,600	141,486
DiGi.com Bhd	103,800	131,712
Felda Global Ventures Holdings Bhd (d)	10,500	5,410
Gamuda Bhd	78,400	102,899
Genting Bhd	91,600	226,124
Genting Malaysia Bhd	126,000	177,970
Genting Plantations Bhd	5,700	14,641
Hap Seng Consolidated Bhd	35,500	88,454
Hartalega Holdings Bhd	31,000	93,771
Hong Leong Bank Bhd	27,300	130,167
Hong Leong Credit Bhd	7,900	37,586
IGB (REIT)	19,600	8,039
IHH Healthcare Bhd	95,100	146,514
IJM Corp. Bhd	125,600	99,488
Inari Amertron Bhd	48,300	40,859
IOI Corp. Bhd	78,900	94,858
IOI Properties Group Bhd	15,875	8,098
Kossan Rubber Industries Bhd	14,900	33,039
KPJ Healthcare Bhd	198,000	49,234
Kuala Lumpur Kepong Bhd	25,100	162,272
Lafarge Malaysia Bhd (a)	17,400	24,800
Mah Sing Group Bhd	78,600	28,813
Malayan Banking Bhd	133,950	346,807
Malaysia Airports Holdings Bhd	33,800	78,413
Malaysia Building Society Bhd	10,158	3,047
Maxis Bhd	78,000	121,569
MISC Bhd	31,100	60,191
My E.G.Services Bhd	142,050	91,034
Nestle (Malaysia) BHD	5,100	148,124
Osk Holdings Bhd	3,750	1,000
Petronas Chemicals Group Bhd	94,500	197,188
Petronas Dagangan Bhd	6,200	39,129
Petronas Gas Bhd	27,400	125,727
POS Malaysia & Services Holding BHD	2,300	2,907
PPB Group Bhd	16,700	74,745
Press Metal Bhd	60,000	88,900
Public Bank Bhd	101,500	571,897
QL Resources Bhd	17,550	21,594
RHB Capital Bhd	61,100	85,205
SapuraKencana Petroleum Bhd	144,500	27,967
Sime Darby Bhd	77,089	60,470
Sime Darby Plantation Bhd (a)	77,089	108,687
Sime Darby Property Bhd (a)	77,089	31,223
SP Setia Bhd	70,500	56,205
Sunway (REIT)	5,900	2,617
Sunway Bhd	66,320	30,091
Telekom Malaysia Bhd	32,300	50,922
Tenaga Nasional Bhd	118,100	477,728
TIME dotCom Bhd	14,400	32,336
Top Glove Corp. Bhd	25,800	61,309
UEM Land Holdings Bhd (a)	9,900	2,868
UMW Holdings Bhd (a)	6,700	11,713
UMW Oil & Gas Corp. Bhd (a)	26,254	2,187
UOA Development Bhd	4,000	2,574
Westports Holdings Bhd	15,700	14,086
Yinson Holdings Bhd	23,500	25,422
YTL Corp. Bhd	134,334	52,687
YTL Power International Bhd	60,588	19,414

TOTAL MALAYSIA		5,788,523

Malta - 0.0%
Brait SA	18,088	58,938
Kindred Group PLC (depositary receipt)	8,729	145,781

TOTAL MALTA		204,719

Marshall Islands - 0.0%
Seaspan Corp.	665	4,735
Mauritius - 0.0%
Golden Agri-Resources Ltd.	246,700	71,464
Mexico - 0.7%
Alfa SA de CV Series A	113,000	141,829
Alsea S.A.B. de CV	15,211	49,756
America Movil S.A.B. de CV Series L	1,141,796	1,069,911
Banco Santander Mexico SA	91,600	144,204
Banregio Grupo Financiero S.A.B. de CV	31,700	197,438
Bolsa Mexicana de Valores S.A.B. de CV	3,500	6,698
CEMEX S.A.B. de CV unit	495,432	412,067
Coca-Cola FEMSA S.A.B. de CV Series L	16,400	125,354
Compartamos S.A.B. de CV	74,100	67,165
Concentradora Fibra Danhos SA de CV	1,300	2,158
Concentradora Fibra Hotelera Mexicana SA de CV	47,600	28,491
Controladora Comercial Mexicana S.A.B de C.V. (a)	23,100	23,557
Controladora Vuela Compania de Aviacion S.A.B. de CV (a)(b)	22,000	18,830
Corporacion Inmobiliaria Vesta S.A.B. de CV	8,100	11,159
Credito Real S.A.B. de CV	13,100	17,596
El Puerto de Liverpool S.A.B. de CV Class C	5,300	39,229
Embotelladoras Arca S.A.B. de CV	15,300	111,019
Fibra Uno Administracion SA de CV	103,035	162,150
Fomento Economico Mexicano S.A.B. de CV unit	68,091	664,090
Genomma Lab Internacional SA de CV (a)	18,100	19,888
Gruma S.A.B. de CV Series B	6,540	78,114
Grupo Aeromexico S.A.B. de CV (a)	17,486	27,744
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	12,996	135,876
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	7,125	138,666
Grupo Aeroportuario Norte S.A.B. de CV	15,800	80,639
Grupo Bimbo S.A.B. de CV Series A	65,877	160,695
Grupo Carso SA de CV Series A1	10,227	38,366
Grupo Comercial Chedraui S.A.B. de CV	3,100	6,902
Grupo Financiero Banorte S.A.B. de CV Series O	85,339	548,301
Grupo Financiero Inbursa S.A.B. de CV Series O	100,000	176,931
Grupo Financiero Interacciones SA de CV	500	2,419
Grupo Herdez S.A.B. de CV	800	1,878
Grupo Lala S.A.B. de CV	21,000	33,590
Grupo Mexico SA de CV Series B	130,917	464,110
Grupo Televisa SA de CV	84,470	349,558
Hoteles City Express S.A.B. de CV (a)	1,700	2,191
Industrias Bachoco SA de CV Series B	2,600	13,362
Industrias CH SA de CV (a)	2,000	8,987
Industrias Penoles SA de CV	3,670	85,057
Infraestructura Energetica Nova S.A.B. de CV	28,933	150,807
Kimberly-Clark de Mexico SA de CV Series A	41,867	78,620
Macquarie Mexican (REIT) (d)	28,400	31,403
Mexichem S.A.B. de CV	39,628	112,315
Minera Frisco S.A.B. de CV (a)	4,100	2,710
Prologis Property Mexico SA	22,300	40,522
Promotora y Operadora de Infraestructura S.A.B. de CV	6,440	66,013
Qualitas Controladora S.A.B. de CV	2,300	5,746
Telesites S.A.B. de C.V. (a)	40,900	30,700
Terrafina	48,800	74,543
Unifin Financiera SAPI de CV	2,000	7,307
Wal-Mart de Mexico SA de CV Series V	178,430	447,136

TOTAL MEXICO		6,713,797

Multi-National - 0.0%
HK Electric Investments & HK Electric Investments Ltd. unit	87,000	80,409
HKT Trust/HKT Ltd. unit	189,000	235,566
Langham Hospitality Investment unit	24,000	10,953

TOTAL MULTI-NATIONAL		326,928

Netherlands - 2.9%
Aalberts Industries NV	5,133	280,407
ABN AMRO Group NV GDR	15,006	508,432
Accell Group NV	348	10,067
AEGON NV	65,206	445,585
AerCap Holdings NV (a)	4,942	267,362
Airbus Group NV	20,250	2,328,723
Akzo Nobel NV	8,915	834,780
Altice NV Class A (a)	19,280	207,199
AMG Advanced Metallurgical Group NV	1,527	81,787
Arcadis NV	1,962	44,602
ASM International NV (Netherlands)	1,371	98,657
ASML Holding NV (Netherlands)	13,468	2,730,484
ASR Nederland NV	5,967	260,773
Basic-Fit NV (a)(d)	1,253	34,069
BE Semiconductor Industries NV	996	95,835
BinckBank NV	316	1,711
Brunel International NV	60	1,176
CNH Industrial NV	35,451	524,429
COSMO Pharmaceuticals NV	204	30,378
CSM NV (exchangeable)	1,625	53,182
Eurocommercial Properties NV (Certificaten Van Aandelen) unit	1,249	58,895
Euronext NV (d)	2,394	162,286
EXOR NV	3,702	285,977
Ferrari NV	4,143	494,005
Fiat Chrysler Automobiles NV	37,902	915,828
Flow Traders BV	1,007	25,205
Fugro NV (Certificaten Van Aandelen) (a)	3,080	51,356
Gemalto NV	3,203	197,920
Heineken Holding NV	3,448	366,014
Heineken NV (Bearer)	7,877	885,649
IMCD Group BV	1,851	123,638
ING Groep NV (Certificaten Van Aandelen)	132,110	2,594,016
Intertrust NV (d)	2,040	37,358
Interxion Holding N.V. (a)	2,425	152,169
Kendrion NV	921	48,426
Koninklijke Ahold Delhaize NV	43,599	972,722
Koninklijke BAM Groep NV	9,121	44,651
Koninklijke Boskalis Westminster NV	3,012	120,189
Koninklijke DSM NV	6,651	687,193
Koninklijke KPN NV	114,790	402,254
Koninklijke Philips Electronics NV	31,922	1,301,134
Koninklijke Volkerwessels NV	3,756	111,359
Koninklijke Wessanen NV	7,673	164,712
NN Group NV	10,272	484,622
Nsi NV	159	7,028
NXP Semiconductors NV (a)	12,081	1,453,586
OCI NV (a)	2,113	53,543
Philips Lighting NV (d)	4,672	183,877
PostNL NV	26,741	133,465
QIAGEN NV (Germany)	8,696	290,858
Randstad Holding NV	4,513	318,705
Refresco Group NV (d)	2,369	58,501
RELX NV	32,197	716,138
RHI Magnesita NV (a)	1,481	95,698
SBM Offshore NV	4,996	93,228
Steinhoff International Holdings NV (South Africa)	110,509	63,808
STMicroelectronics NV (France)	22,790	544,223
Takeaway.com Holding BV (a)(d)	411	24,902
TKH Group NV (depositary receipt)	1,108	73,665
TomTom Group BV (a)	7,482	81,486
Unilever NV (Certificaten Van Aandelen) (Bearer)	55,827	3,222,454
VastNed Retail NV	905	45,674
Vopak NV	3,241	146,428
Wereldhave NV	938	46,595
Wolters Kluwer NV	10,114	535,306

TOTAL NETHERLANDS		27,716,384

New Zealand - 0.2%
Air New Zealand Ltd.	16,605	37,690
Argosy Property Ltd.	24,000	18,925
Auckland International Airport Ltd.	31,887	157,327
Chorus Ltd.	11,969	36,385
Contact Energy Ltd.	25,876	106,597
Fisher & Paykel Healthcare Corp.	22,309	219,482
Fletcher Building Ltd.	29,585	170,279
Freightways Ltd.	20,207	119,132
Genesis Energy Ltd.	3,981	7,305
Goodman Property Trust	98,744	98,966
Infratil Ltd.	17,752	42,518
Kiwi Property Group Ltd.	31,962	32,505
Mercury Nz Ltd.	14,767	37,545
Meridian Energy Ltd.	30,885	66,006
Metlifecare Ltd.	1,937	8,850
New Zealand Refining Co. Ltd.	2,258	4,160
Precinct Properties New Zealand Ltd.	32,328	31,448
Ryman Healthcare Group Ltd.	17,447	140,790
Sky Network Television Ltd.	8,011	17,180
SKYCITY Entertainment Group Ltd.	23,539	71,990
Spark New Zealand Ltd.	77,377	204,713
Summerset Group Holdings Ltd.	6,184	26,204
The a2 Milk Co. Ltd. (a)	23,727	160,868
Trade Maine Group Ltd.	9,680	32,102
Xero Ltd. (a)	2,424	61,469
Z Energy Ltd.	21,573	121,621

TOTAL NEW ZEALAND		2,032,057

Norway - 0.5%
Akastor ASA (a)	1,713	3,466
Aker ASA (A Shares)	736	42,104
Aker Bp ASA	4,508	130,406
Aker Solutions ASA (a)	1,985	11,433
Austevoll Seafood ASA	2,606	20,486
B2Holding ASA	10,356	26,626
Borregaard ASA	6,927	61,822
Det Norske Oljeselskap ASA (DNO) (A Shares) (a)	19,161	24,508
DNB ASA	32,358	656,487
Entra ASA (d)	5,779	87,410
Europris ASA (a)(d)	6,082	27,219
Gjensidige Forsikring ASA	7,547	142,346
IDEX ASA (a)	15,306	9,689
Kongsberg Automotive ASA (a)	6,068	7,840
Leroy Seafood Group ASA	7,885	40,198
Marine Harvest ASA	16,193	280,320
Merkantildata ASA	5,873	91,117
Nordic Nanovector ASA (a)	1,041	10,411
Nordic VLSI ASA (a)	1,393	8,276
Norsk Hydro ASA	52,622	383,629
Norway Royal Salmon ASA	135	2,168
Norwegian Air Shuttle A/S (a)	523	15,326
Norwegian Finans Holding ASA (a)	3,567	40,719
Ocean Yield ASA	229	2,065
Orkla ASA	30,143	313,673
Otello Corp. ASA (a)	778	2,432
Petroleum Geo-Services ASA (a)	14,562	43,107
Protector Forsikring ASA	1,752	21,227
Renewable Energy Corp. ASA (a)	21,761	3,246
Salmar ASA	1,427	38,799
Schibsted ASA (B Shares)	3,640	109,782
Skandiabanken ASA (d)	1,730	17,841
Sparebanken Midt-Norge	4,616	52,334
Sparebanken Nord-Norge	2,669	22,505
Statoil ASA	38,211	895,334
Storebrand ASA (A Shares)	23,114	207,126
Telenor ASA	25,276	591,825
TGS Nopec Geophysical Co. ASA	3,733	93,726
Wallenius Wilhelmsen Logistics (a)	3,283	27,341
XXL ASA (d)	1,862	22,946
Yara International ASA	6,187	297,355

TOTAL NORWAY		4,886,670

Pakistan - 0.0%
Engro Corp. Ltd.	6,200	16,952
Fauji Fertilizer Co. Ltd.	31,000	25,363
Habib Bank Ltd.	43,900	77,071
Hub Power Co. Ltd.	17,200	15,374
Lucky Cement Ltd.	2,900	16,144
MCB Bank Ltd.	28,400	58,224
National Bank of Pakistan	15,500	6,867
Oil & Gas Development Co. Ltd.	34,300	51,083
Pakistan State Oil Co. Ltd.	8,330	23,804
United Bank Ltd.	9,900	17,345

TOTAL PAKISTAN		308,227

Papua New Guinea - 0.0%
Oil Search Ltd. ADR	52,712	321,538
Peru - 0.0%
Compania de Minas Buenaventura SA sponsored ADR	6,645	102,532
Grana y Montero SAA sponsored ADR (a)	2,645	7,723

TOTAL PERU		110,255

Philippines - 0.2%
Aboitiz Equity Ventures, Inc.	59,760	89,335
Aboitiz Power Corp.	16,800	13,407
Alliance Global Group, Inc. (a)	125,700	37,533
Ayala Corp.	8,005	163,606
Ayala Land, Inc.	284,300	244,872
Bank of the Philippine Islands (BPI)	43,450	100,812
BDO Unibank, Inc.	73,283	218,244
Benpres Holdings Corp.	43,900	4,708
Bloomberry Resorts Corp. (a)	131,300	31,384
Cebu Air, Inc.	5,790	11,169
CEMEX Holdings Philippines, Inc. (a)	12,400	1,014
Cosco Capital, Inc.	9,000	1,261
D&L Industries, Inc.	13,200	3,129
DMCI Holdings, Inc.	89,300	25,030
DoubleDragon Properties Corp.	7,760	5,770
Filinvest Land, Inc.	24,000	874
First Gen Corp.	9,200	2,862
First Phillipines Holdings Corp.	6,460	7,783
Globe Telecom, Inc.	2,120	78,404
GT Capital Holdings, Inc.	3,995	104,589
International Container Terminal Services, Inc.	11,690	25,826
JG Summit Holdings, Inc.	102,570	152,732
Jollibee Food Corp.	12,790	70,902
Manila Electric Co.	9,210	60,701
Manila Water Co., Inc.	38,600	21,263
Megaworld Corp.	325,000	31,314
Metro Pacific Investments Corp.	571,600	71,874
Metropolitan Bank & Trust Co.	27,440	53,144
Philippine Long Distance Telephone Co.	2,545	77,567
Robinsons Land Corp.	24,400	9,926
Robinsons Land Corp. rights 2/8/18 (a)	6,556	345
Security Bank Corp.	13,030	62,392
SM Investments Corp.	6,900	137,664
SM Prime Holdings, Inc.	292,300	209,944
Universal Robina Corp.	36,170	113,561
Vista Land & Lifescapes, Inc.	61,300	8,340

TOTAL PHILIPPINES		2,253,281

Poland - 0.3%
Alior Bank SA (a)	2,564	65,529
Asseco Poland SA	2,194	30,470
Bank Handlowy w Warszawie SA	351	8,887
Bank Millennium SA (a)	14,956	42,873
Bank Polska Kasa Opieki SA	5,569	226,229
Bank Zachodni WBK SA	1,142	143,373
BRE Bank SA (a)	373	56,863
Budimex SA	198	12,192
CD Projekt RED SA	2,757	95,598
Ciech SA	399	7,347
Cyfrowy Polsat SA	9,329	67,094
Dino Polska SA (a)(d)	2,916	72,782
ENEA SA	5,656	18,581
Energa SA	3,153	11,310
Eurocash SA	2,146	17,294
Globe Trade Centre SA	954	2,795
Grupa Lotos SA	2,524	44,815
Jastrzebska Spolka Weglowa SA (a)	1,527	44,330
KGHM Polska Miedz SA (Bearer)	5,347	175,894
Kruk SA	429	29,494
LPP SA	48	139,607
Netia Holdings SA	7,446	11,774
NG2 SA	1,220	104,955
PKP Cargo SA (a)	727	13,147
Polish Oil & Gas Co. SA	65,424	128,290
Polska Grupa Energetyczna SA (a)	27,821	98,880
Polski Koncern Naftowy Orlen SA	9,963	323,126
Powszechna Kasa Oszczednosci Bank SA (a)	30,395	414,849
Powszechny Zaklad Ubezpieczen SA	21,853	298,785
Tauron Polska Energia SA (a)	27,541	24,944
Telekomunikacja Polska SA (a)	39,036	71,528
Warsaw Stock Exchange	1,335	18,995
Zaklady Azotowe w Tarnowie-Moscicach SA	855	18,069

TOTAL POLAND		2,840,699

Portugal - 0.1%
Banco Comercial Portugues SA (Reg.) (a)	454,177	181,627
CTT Correios de Portugal SA	2,294	9,826
Energias de Portugal SA	88,184	309,733
Galp Energia SGPS SA Class B	20,705	395,106
Jeronimo Martins SGPS SA	7,258	154,587
NOS SGPS SA	7,541	51,353
Portucel Industrial Empresa Produtora de Celulosa SA	20,223	113,538
REN - Redes Energeticas Nacionais SGPS SA	21,868	68,256
Sonae SGPS SA	6,937	11,136

TOTAL PORTUGAL		1,295,162

Qatar - 0.1%
Barwa Real Estate Co. (a)	3,257	33,992
Doha Bank (a)	7,237	65,493
Ezdan Holding Group (a)	29,195	92,853
Gulf International Services QSC (a)	100	524
Gulf Warehousing Co. (a)	1,657	18,909
Industries Qatar QSC (a)	4,761	143,314
Masraf al Rayan (a)	19,803	219,731
Medicare Group (a)	250	5,239
Qatar Electricity & Water Co. (a)	628	33,470
Qatar First Bank (a)	1,004	1,944
Qatar Gas Transport Co. Ltd. (Nakilat) (a)	8,384	43,152
Qatar Insurance Co. SAQ	5,618	78,692
Qatar Islamic Bank (a)	1,600	43,113
Qatar National Bank SAQ	9,199	341,583
Qatar National Cement Co. QSC	53	961
Qatar Telecom (Qtel) Q.S.C. (a)	3,140	82,359
The Commercial Bank of Qatar	5,390	41,450
United Development Co. (a)	3,348	15,632
Vodafone Qatar QSC (a)	8,279	16,030

TOTAL QATAR		1,278,441

Russia - 0.7%
Aeroflot - Russian Airlines	25,479	60,419
Alrosa Co. Ltd.	99,293	143,959
DIXY Group OJSC (a)	310	1,780
Gazprom OAO	347,761	886,893
Inter Rao Ues JSC	1,220,773	82,307
LSR Group OJSC GDR (Reg. S)	4,351	13,097
Lukoil PJSC	14,457	956,992
Magnit OJSC GDR (Reg. S)	12,291	276,548
Magnitogorsk Iron & Steel Works PJSC	109,800	89,089
Mechel Steel Group OAO sponsored ADR (a)	320	1,616
MMC Norilsk Nickel PJSC	2,091	431,791
Mobile TeleSystems OJSC sponsored ADR	18,825	228,536
Moscow Exchange MICEX-RTS OAO	67,894	138,897
Mosenergo PJSC	337,078	16,325
NOVATEK OAO GDR (Reg. S)	3,025	402,628
Novolipetsk Steel OJSC	41,651	108,919
PhosAgro OJSC GDR (Reg. S)	5,232	82,927
Polyus PJSC	1,172	95,489
Rosneft Oil Co. OJSC	36,426	222,393
RusHydro PJSC	2,916,585	37,642
Sberbank of Russia	370,833	1,742,734
Severstal PAO	7,803	127,581
Sistema JSFC sponsored GDR	4,633	20,858
Surgutneftegas OJSC	192,686	98,514
Tatneft PAO	54,077	543,722
TMK OAO GDR (Reg. S)	2,884	17,304
VTB Bank OJSC (a)	194,287,980	170,740

TOTAL RUSSIA		6,999,700

Singapore - 0.9%
Accordia Golf Trust	13,000	6,887
Ascendas Hospitality Trust unit	11,400	7,821
Ascendas Real Estate Investment Trust	105,400	221,759
Ascott Residence Trust	12,771	12,267
Asian Pay Television Trust	50,400	22,284
Cache Logistics Trust	48,292	31,844
CapitaCommercial Trust (REIT)	127,089	181,168
CapitaLand Ltd.	93,300	273,115
CapitaMall Trust	68,600	109,819
CapitaRetail China Trust	3,101	3,995
CDL Hospitality Trusts unit	39,800	55,219
City Developments Ltd.	16,500	166,786
ComfortDelgro Corp. Ltd.	94,700	151,601
DBS Group Holdings Ltd.	60,566	1,218,892
Esr (REIT)	16,046	7,217
Ezion Holdings Ltd. (a)(c)	51,300	7,704
Far East Hospitality Trust unit	12,777	7,451
First (REIT)	8,337	8,961
First Resources Ltd.	20,200	29,258
Frasers Centrepoint Trust	9,100	15,747
Frasers Commercial Trust	3,257	3,625
Frasers Logistics & Industrial Trust	126,200	109,672
Hutchison Port Holdings Trust	228,600	94,869
Jardine Cycle & Carriage Ltd.	5,500	167,415
K-REIT Asia	117,988	116,027
Keppel Corp. Ltd.	59,100	390,606
Keppel DC (REIT)	6,900	7,522
Keppel Infrastructure Trust	222,400	96,637
Lippo Malls Indonesia Retail Trust	147,100	47,097
Macquarie MEAG Prime (REIT)	8,200	4,813
Manulife U.S. REIT	60,100	58,898
Mapletree Commercial Trust	93,023	119,842
Mapletree Greater China Commercial Trust	110,900	106,521
Mapletree Industrial (REIT)	77,300	124,925
Mapletree Logistics Trust (REIT)	69,454	72,535
MobileOne Ltd.	2,400	3,385
NetLink NBN Trust (a)	175,969	111,339
OUE Hospitality Trust	14,400	9,825
Oue Ltd.	6,100	9,998
Oversea-Chinese Banking Corp. Ltd.	110,000	1,084,235
Parkway Life REIT	1,400	3,223
Raffles Medical Group Ltd.	65,178	55,151
Rht Health Trust	35,300	21,931
Sembcorp Industries Ltd.	47,900	124,150
Sembcorp Marine Ltd.	26,000	49,550
Sheng Siong Group Ltd.	9,400	6,664
SIIC Environment Holdings Ltd.	4,900	2,017
Singapore Airlines Ltd.	17,600	151,743
Singapore Airport Terminal Service Ltd.	27,800	117,193
Singapore Exchange Ltd.	23,000	143,772
Singapore Post Ltd.	36,300	35,697
Singapore Press Holdings Ltd.	72,600	146,108
Singapore Technologies Engineering Ltd.	53,500	137,441
Singapore Telecommunications Ltd.	250,300	675,455
SPH REIT	3,000	2,401
StarHub Ltd.	7,400	16,303
Suntec (REIT)	118,400	186,833
United Engineers Ltd.	15,800	31,798
United Overseas Bank Ltd.	44,214	924,524
UOL Group Ltd.	14,631	102,053
Venture Corp. Ltd.	10,100	177,547
Wilmar International Ltd.	46,700	113,920
Wing Tai Holdings Ltd.	6,800	12,545
Yangzijiang Shipbuilding Holdings Ltd.	108,000	131,727
Yanlord Land Group Ltd.	17,000	23,975
Yoma Strategic Holdings Ltd.	8,600	3,311

TOTAL SINGAPORE		8,676,613

South Africa - 1.6%
Advtech Ltd.	4,172	6,057
Aeci Ltd.	3,629	31,553
African Rainbow Minerals Ltd.	3,001	32,426
Alexander Forbes Group Holdings Ltd.	5,905	3,484
Anglo American Platinum Ltd. (a)	1,317	39,467
AngloGold Ashanti Ltd.	14,105	156,812
Arrowhead Properties Ltd. A linked	7,131	4,033
Ascendis Health Ltd.	1,377	1,370
Aspen Pharmacare Holdings Ltd.	13,672	312,420
Assore Ltd.	679	18,009
Astral Foods Ltd.	2,806	56,138
Attacq Ltd. (a)	33,527	54,905
AVI Ltd.	12,579	114,118
Barclays Africa Group Ltd.	22,973	349,261
Barloworld Ltd.	8,163	116,303
Bidcorp Ltd.	11,408	255,389
Bidvest Group Ltd.	13,170	277,925
Blue Label Telecoms Ltd.	2,242	2,574
Capitec Bank Holdings Ltd.	1,153	77,923
Cashbuild Ltd.	316	12,004
City Lodge Hotels Ltd.	140	1,737
Clicks Group Ltd.	8,617	124,277
Coronation Fund Managers Ltd.	6,216	41,327
Curro Holdings Ltd. (a)	7,456	24,150
DataTec Ltd.	7,047	18,423
Delta Property Fund Ltd.	4,207	2,227
Dis-Chem Pharmacies Pty Ltd. (d)	10,513	32,206
Discovery Ltd.	12,568	179,137
Emira Property Fund Ltd.	40,873	51,030
EOH Holdings Ltd.	4,397	23,755
Exxaro Resources Ltd.	10,347	124,998
Famous Brands Ltd. (a)	6,133	57,560
FirstRand Ltd.	117,258	658,238
Fortress (REIT) Ltd.:
Class A	24,877	37,044
Class B	28,294	71,844
Foschini Ltd.	8,983	146,769
Gold Fields Ltd.	34,811	150,761
Grindrod Ltd. (a)	13,572	15,066
Growthpoint Properties Ltd.	65,707	153,975
Harmony Gold Mining Co. Ltd.	22,436	38,535
Hosken Consolidated Investment Ltd.	537	6,816
Hyprop Investments Ltd.	12,075	118,240
Impala Platinum Holdings Ltd. (a)	28,822	88,440
Imperial Holdings Ltd.	5,345	128,140
Investec Ltd.	7,562	59,309
Invicta Holdings Ltd.	553	2,633
JSE Ltd.	2,784	44,135
KAP Industrial Holdings Ltd.	58,972	42,513
Kumba Iron Ore Ltd.	2,369	71,816
Liberty Holdings Ltd.	3,198	35,405
Life Healthcare Group Holdings Ltd.	52,863	121,735
Massmart Holdings Ltd.	3,127	36,530
MMI Holdings Ltd.	31,057	59,433
Mondi Ltd.	4,488	119,850
Mpact Ltd.	4,213	9,567
Mr Price Group Ltd.	8,162	197,052
MTN Group Ltd.	61,372	680,745
Murray & Roberts Holdings Ltd.	6,685	6,772
Nampak Ltd. (a)	20,838	26,825
Naspers Ltd. Class N	15,212	4,343,508
Nedbank Group Ltd.	8,297	184,910
Netcare Ltd.	48,796	107,303
Northam Platinum Ltd. (a)	9,740	42,491
Oceana Group Ltd.	307	2,168
Omnia Holdings Ltd.	834	10,267
Peregrine Holdings Ltd.	1,032	2,134
Pick 'n Pay Stores Ltd.	10,328	59,512
Pioneer Foods Ltd.	4,559	50,261
Pretoria Portland Cement Co. Ltd. (a)	41,790	28,574
PSG Group Ltd.	5,285	99,041
Rand Merchant Insurance Holdings Ltd.	25,434	95,177
Rebosis Property Fund Ltd.	1,887	1,623
Redefine Properties Ltd.	178,029	162,606
Remgro Ltd.	18,309	365,137
Resilient Property Income Fund Ltd.	8,866	87,116
Reunert Ltd.	2,341	14,752
RMB Holdings Ltd.	41,658	277,105
SA Corporate Real Estate Fund	131,416	55,689
Sanlam Ltd.	47,183	351,296
Sappi Ltd.	19,779	142,504
Sasol Ltd.	19,384	696,567
Shoprite Holdings Ltd.	15,785	328,792
Sibanye-Stillwater	74,226	87,499
Spar Group Ltd.	5,388	93,240
Stadio Holdings Ltd. (a)	11,721	7,322
Standard Bank Group Ltd.	45,790	775,623
Sun International Ltd. (a)	949	5,321
Super Group Ltd. (a)	9,267	35,085
Telkom SA Ltd.	7,350	31,984
Tiger Brands Ltd.	4,728	183,991
Tongaat Hulett Ltd.	1,330	12,901
Trencor Ltd.	2,696	10,992
Truworths International Ltd.	18,379	152,043
Tsogo Sun Holdings Ltd.	16,839	36,503
Vodacom Group Ltd.	20,470	282,524
Vukile Property Fund Ltd.	7,975	13,908
Wilson Bayly Holmes-Ovcon Ltd.	1,650	22,181
Woolworths Holdings Ltd.	36,811	199,402
Zeder Investments Ltd.	15,221	8,352

TOTAL SOUTH AFRICA		15,198,590

Spain - 2.2%
Abertis Infraestructuras SA	22,370	542,138
Acerinox SA	5,439	79,987
ACS Actividades de Construccion y Servicios SA	8,760	350,509
ACS Actividades de Construccion y Servicios SA rights 2/2/18 (a)	8,760	4,590
Aena Sme SA	2,125	462,889
Almirall SA	1,068	11,589
Amadeus IT Holding SA Class A	14,836	1,150,859
Applus Services SA	3,883	56,164
Atresmedia Corporacion de Medios de Comunicacion SA	1,314	13,728
Axiare Patrimonio SOCIMI SA	3,120	68,099
Azucarera Ebro Agricolas SA	2,057	50,669
Banco Bilbao Vizcaya Argentaria SA	224,510	2,106,926
Banco de Sabadell SA	187,996	446,740
Banco Santander SA (Spain)	554,232	4,116,943
Bankia SA	38,034	192,662
Bankinter SA	34,809	400,277
Bolsas Y Mercados Espanoles	2,321	79,187
CaixaBank SA	124,510	671,622
Catalana Occidente SA	2,492	116,642
Cellnex Telecom Sau (d)	7,318	197,613
Cemex Latam Holdings SA (a)	1,110	4,271
Cie Automotive SA	1,466	50,308
Codere SA (a)	1,150	13,707
Compania de Distribucion Integral Logista Holdings SA	686	16,727
Construcciones y Auxiliar de Ferrocarriles	610	28,400
Corporacion Financiera Alba SA	282	17,611
Distribuidora Internacional de Alimentacion SA	26,787	143,040
Enagas SA	7,650	208,478
Ence Energia y Celulosa SA	6,455	41,474
Endesa SA	9,876	221,934
Euskaltel, S.A. (d)	1,664	14,462
Faes Farma SA (a)	172	626
Faes Farma SA	4,830	17,570
Ferrovial SA	17,332	397,555
Fomento Construcciones y Contratas SA (FOCSA) (a)	2,569	30,460
Gamesa Corporacion Tecnologica SA	8,902	138,927
Gas Natural SDG SA	10,505	242,655
Gestamp Automocion SA (a)(d)	10,749	82,341
Grifols SA	11,209	360,577
Grupo Acciona SA	760	68,825
Hispania Activos Inmobiliarios SA	2,776	58,074
Iberdrola SA	192,251	1,565,324
Inditex SA	36,311	1,299,332
Indra Sistemas (a)	6,580	96,726
Inmobiliaria Colonial SA	9,686	108,171
International Consolidated Airlines Group SA	21,698	197,195
Lar Espana Real Estate Socimi SA	1,518	17,169
Liberbank SA (a)	38,348	21,482
MAPFRE SA (Reg.)	36,279	128,866
Mediaset Espana Comunicacion SA	7,346	83,069
Melia Hotels International SA	4,299	60,847
Merlin Properties Socimi SA	11,326	162,976
Miquel y Costas & Miquel SA	527	22,115
Neinor Homes SLU (d)	7,345	168,705
New Hampshire Hotel Group S.A	7,087	53,937
Obrascon Huarte Lain SA (a)	1,909	11,787
Pharma Mar SA (a)	6,023	12,922
Prosegur Compania de Seguridad SA (Reg.)	9,371	77,952
Red Electrica Corporacion SA	14,550	308,362
Repsol SA	44,736	841,739
Sacyr SA	14,693	47,940
Sacyr SA rights 2/7/18 (a)	14,693	994
Saeta Yield SA	797	11,122
Talgo SA	1,196	6,949
Tecnicas Reunidas SA	1,293	44,050
Telefonica SA	148,731	1,525,762
Telepizza Group SAU (a)(d)	3,895	23,792
Tubacex SA (a)	2,062	8,832
Unicaja Banco SA	80,271	141,418
Viscofan Envolturas Celulosicas SA	1,627	113,726
Zardoya Otis SA	7,226	82,537

TOTAL SPAIN		20,523,653

Sweden - 2.0%
AarhusKarlshamn AB	1,311	121,951
AF AB (B Shares)	1,812	43,461
Ahlsell AB	19,741	133,028
Alfa Laval AB	8,082	212,001
Alimak Group AB (d)	1,237	20,816
ASSA ABLOY AB (B Shares)	34,485	764,416
Atlas Copco AB:
(A Shares)	13,128	615,591
(B Shares)	23,572	983,575
Attendo AB (d)	7,307	77,105
Avanza Bank Holding AB	608	34,166
Axfood AB	4,976	100,026
Bergman & Beving AB (B Shares)	315	3,322
Betsson AB (B Shares)	1,770	14,362
Bilia AB (A Shares)	6,294	60,585
Billerud AB	5,008	77,059
BioGaia AB	893	35,301
Boliden AB	9,317	337,923
Bonava AB	1,532	21,833
Bravida AB (d)	19,754	140,636
Bure Equity AB	2,033	25,464
BYGGmax Group AB	2,346	14,380
Capio AB (d)	4,409	25,095
Castellum AB	8,412	144,970
Cherry AB (a)	2,000	15,711
Clas Ohlson AB (B Shares)	208	2,885
Cloetta AB	13,927	57,511
Com Hem Holding AB	3,784	65,789
D. Carnegie & Co. AB (a)	1,303	20,306
Dios Fastigheter AB	5,457	38,643
Dometic Group AB (d)	12,017	129,932
Dustin Group AB (d)	1,681	16,576
Electrolux AB (B Shares)	8,490	299,740
Elekta AB (B Shares)	12,665	120,930
Eltel AB (a)(d)	3,974	14,403
Essity AB Class B	21,300	637,927
Evolution Gaming Group AB	552	42,837
Fabege AB	6,614	144,620
Fastighets AB Balder (a)	2,939	78,325
Fingerprint Cards AB	6,155	9,515
Getinge AB (B Shares)	10,057	137,711
Granges AB	1,128	11,867
H&M Hennes & Mauritz AB (B Shares)	32,404	573,464
Haldex AB (a)	927	10,705
Hansa Medical AB (a)	607	20,383
Hemfosa Fastigheter AB	4,338	59,566
Hexagon AB (B Shares)	8,589	511,532
HEXPOL AB (B Shares)	6,820	73,177
Hoist Finance AB (d)	6,041	73,750
Holmen AB (B Shares)	1,435	75,575
Hufvudstaden AB Series A	5,839	93,959
Husqvarna AB (B Shares)	18,366	191,633
ICA Gruppen AB	2,544	99,372
Industrivarden AB (C Shares)	4,359	116,112
Indutrade AB	2,621	80,826
Intrum Justitia AB	3,276	121,563
Investment AB Oresund	100	1,802
Investor AB (B Shares)	12,538	612,747
Inwido AB	1,240	12,857
ITAB Shop Concept AB	678	3,906
JM AB (B Shares)	2,643	59,569
Kinnevik AB (B Shares)	8,534	311,257
Klovern AB (B Shares)	27,231	36,113
Kungsleden AB	13,492	95,541
LeoVegas AB (d)	1,894	27,040
Lindab International AB	3,236	28,500
Loomis AB (B Shares)	2,177	87,026
Lundbergfoeretagen AB	717	57,870
Lundin Petroleum AB	5,386	134,139
Mekonomen AB	97	1,775
Modern Times Group MTG AB (B Shares)	1,979	90,764
Mycronic AB	1,365	15,408
NCC AB Series B	2,472	49,033
Net Entertainment NE AB	4,722	26,810
New Wave Group AB (B Shares)	582	4,099
Nibe Industrier AB (B Shares)	11,210	109,114
Nobia AB	1,989	16,066
Nobina AB (d)	3,257	23,105
Nolato AB Series B	1,115	74,995
Nordax Group AB (d)	4,823	32,133
Nordea Bank AB	103,172	1,273,169
Nordnet AB Class B(c)	492	0
Pandox AB	3,228	60,628
Peab AB	11,839	101,564
Probi AB	251	10,206
Ratos AB (B Shares)	20,802	97,940
RaySearch Laboratories AB (a)	398	7,930
Recipharm AB	570	6,937
Resurs Holding AB	3,822	28,350
Rezidor Hotel Group AB	372	1,185
Saab AB (B Shares)	2,679	128,342
Sandvik AB	38,881	765,541
Scandic Hotels Group AB	5,491	60,764
Securitas AB (B Shares)	11,366	210,375
Skandinaviska Enskilda Banken AB (A Shares)	51,070	645,123
Skanska AB (B Shares)	11,736	238,521
SKF AB (B Shares)	13,514	333,996
SkiStar AB	779	15,916
SSAB Svenskt Stal AB:
(A Shares)	14,179	89,951
(B Shares)	17,052	88,680
Starbreeze AB (a)	563	659
Svenska Cellulosa AB (SCA) (B Shares)	18,824	194,788
Svenska Handelsbanken AB (A Shares)	52,596	765,255
Sweco AB (B Shares)	4,709	106,253
Swedbank AB (A Shares)	30,993	792,141
Swedish Match Co. AB	6,734	272,782
Swedish Orphan Biovitrum AB (a)	10,071	177,012
Tele2 AB (B Shares)	11,783	147,379
Telefonaktiebolaget LM Ericsson (B Shares)	112,358	722,668
TeliaSonera AB	79,423	398,632
Thule Group AB (d)	3,231	73,600
Tobii AB (a)	2,177	9,631
Trelleborg AB (B Shares)	10,627	283,615
Vitrolife AB	402	35,150
Volvo AB (B Shares)	53,727	1,096,713
Wallenstam AB (B Shares)	14,857	140,653
Wihlborgs Fastigheter AB	3,588	87,288

TOTAL SWEDEN		19,334,917

Switzerland - 5.1%
ABB Ltd. (Reg.)	61,328	1,709,382
Adecco SA (Reg.)	5,798	477,065
AFG Arbonia-Forster-Holding AG (a)	6,300	112,496
Allreal Holding AG	370	64,360
ALSO Holding AG	335	49,382
APG SGA SA	197	97,151
Aryzta AG	4,359	117,411
Ascom Holding AG (Reg.)	772	19,989
Autoneum Holding AG	113	37,369
Bachem Holding AG (B Shares)	167	25,299
Baloise Holdings AG	2,357	385,679
Banque Cantonale Vaudoise	50	42,063
Barry Callebaut AG	67	137,203
Basilea Pharmaceutica AG (a)	172	13,943
Bell AG	8	3,842
BKW AG	153	9,764
Bobst Group SA	285	37,357
Bossard Holding AG	85	21,954
Bucher Industries AG	181	82,960
Burckhardt Compression Holding AG	84	31,244
Burkhalter Holding AG	21	2,712
Cembra Money Bank AG	741	73,125
Clariant AG (Reg.)	7,499	214,637
Coca-Cola HBC AG	6,077	204,149
Comet Holding AG	110	19,205
Compagnie Financiere Richemont SA Series A	18,402	1,765,048
Credit Suisse Group AG	85,202	1,647,894
Daetwyler Holdings AG	208	44,203
Dufry AG (a)	1,309	203,505
EFG International	3,288	36,951
Emmi AG	57	43,236
Ems-Chemie Holding AG	247	181,518
Flughafen Zuerich AG	667	169,984
Forbo Holding AG (Reg.)	47	79,482
Galenica AG	2,205	324,561
Galenica Sante Ltd.	5,020	253,494
GAM Holding Ltd.	10,183	191,242
Geberit AG (Reg.)	1,255	594,633
Georg Fischer AG (Reg.)	123	178,140
Givaudan SA	328	789,385
Helvetia Holding AG (Reg.)	364	216,855
Huber+Suhner AG	427	24,911
Idorsia Ltd.	5,009	155,531
Implenia AG	604	43,836
INFICON Holding AG	64	40,054
Intershop Holding AG	12	6,324
Julius Baer Group Ltd.	7,801	535,900
Kaba Holding AG (B Shares) (Reg.)	130	119,629
Kardex AG	92	12,534
Komax Holding AG (Reg.)	49	16,910
Kudelski SA (Bearer)	453	5,694
Kuehne & Nagel International AG	1,670	306,638
Lafargeholcim Ltd. (Reg.)	15,918	974,833
Landis+Gyr Group AG	1,176	97,289
Leonteq AG (a)	74	4,619
Lindt & Spruengli AG	3	224,335
Lindt & Spruengli AG (participation certificate)	46	288,133
Logitech International SA (Reg.)	4,850	203,536
Lonza Group AG	2,468	686,506
Meyer Burger Technology AG (a)	17,793	36,093
Mobimo Holding AG	844	235,767
Nestle SA (Reg. S)	106,449	9,195,274
Novartis AG	76,978	6,947,810
OC Oerlikon Corp. AG (Reg.)	6,699	119,549
Oriflame Holding AG	1,235	55,294
Orior AG	98	7,950
Panalpina Welttransport Holding AG	780	129,141
Pargesa Holding SA	2,018	184,075
Partners Group Holding AG	548	425,977
PSP Swiss Property AG	1,895	186,395
Rieter Holding AG (Reg.)	147	39,263
Roche Holding AG (participation certificate)	24,378	6,023,177
Schindler Holding AG:
(participation certificate)	555	139,175
(Reg.)	1,387	337,678
Schmolz & Bickenbach AG (a)	6,294	5,410
Schweiter Technologies AG	16	20,044
SFS Group AG	421	52,877
SGS SA (Reg.)	176	473,304
Siegfried Holding AG	168	60,197
Sika AG	75	649,879
Sonova Holding AG Class B	2,107	339,791
St.Galler Kantonalbank AG	93	52,158
Straumann Holding AG	384	293,338
Sulzer AG (Reg.)	1,185	168,567
Sunrise Communications Group AG (d)	915	86,019
Swatch Group AG (Bearer)	1,004	460,066
Swatch Group AG (Bearer) (Reg.)	2,565	221,707
Swiss Life Holding AG	1,329	499,044
Swiss Prime Site AG	3,086	298,405
Swiss Re Ltd.	10,636	1,049,030
Swisscom AG	874	477,402
Tecan Group AG	429	95,041
Temenos Group AG	2,353	325,110
u-blox Holding AG	486	101,873
UBS Group AG	122,964	2,496,932
Valiant Holding AG	432	52,170
Valora Holding AG	87	31,968
VAT Group AG	507	81,055
Vontobel Holdings AG	523	37,789
VZ Holding AG	73	24,627
Ypsomed Holding AG	32	5,999
Zehnder Group AG	53	2,460
Zurich Insurance Group AG	5,053	1,660,717
ZZ Holding AG	40	48,735

TOTAL SWITZERLAND		48,691,416

Taiwan - 2.9%
A-DATA Technology Co. Ltd.	1,000	2,464
Accton Technology Corp.	11,000	44,106
Acer, Inc.	121,000	114,658
Advanced Ceramic X Corp.	1,000	12,903
Advanced Semiconductor Engineering, Inc.	211,436	299,685
Advantech Co. Ltd.	17,499	136,732
AmTRAN Technology Co. Ltd.	4,000	2,392
Asia Cement Corp.	136,000	140,057
Asia Optical Co., Inc.	6,000	24,264
Asia Pacific Telecom Co. Ltd. (a)	33,000	11,366
ASPEED Tech, Inc.	1,000	26,251
ASUSTeK Computer, Inc.	23,000	221,491
AU Optronics Corp.	471,000	223,762
Bank of Kaohsiung Co. Ltd.	14,728	4,906
Capital Securities Corp.	7,000	2,855
Catcher Technology Co. Ltd.	24,000	274,713
Cathay Financial Holding Co. Ltd.	300,000	561,353
Chang Hwa Commercial Bank	113,652	66,603
Cheng Loong Corp.	28,000	15,257
Cheng Shin Rubber Industry Co. Ltd.	51,000	88,788
Cheng Uei Precision Industries Co. Ltd.	3,000	4,724
Chicony Electronics Co. Ltd.	12,065	31,755
Chin-Poon Industrial Co. Ltd.	6,000	11,145
China Airlines Ltd. (a)	177,000	73,397
China Bills Finance Corp.	4,000	2,132
China Development Finance Holding Corp.	759,000	278,322
China Life Insurance Co. Ltd.	87,330	89,786
China Motor Co. Ltd.	3,000	2,740
China Petrochemical Development Corp. (a)	207,000	108,184
China Steel Chemical Corp.	1,000	4,884
China Steel Corp.	509,000	434,349
China Synthetic Rubber Corp.	16,100	27,119
Chinatrust Financial Holding Co. Ltd.	706,960	516,056
Chipbond Technology Corp.	13,000	30,028
Chroma ATE, Inc.	17,000	96,712
Chunghwa Telecom Co. Ltd.	136,000	505,197
Clevo Co. Ltd.	2,000	1,940
Compal Electronics, Inc.	188,000	139,810
Compeq Manufacturing Co. Ltd.	40,000	49,624
Coretronic Corp.	14,000	18,376
CTCI Corp.	10,000	15,525
Cub Elecparts, Inc.	2,200	22,506
Delta Electronics, Inc.	73,000	367,758
E Ink Holdings, Inc.	22,000	40,035
E.SUN Financial Holdings Co. Ltd.	374,387	246,345
ECLAT Textile Co. Ltd.	5,060	50,722
EGiS Technology, Inc. (a)	1,000	7,574
Elan Microelectronics Corp.	3,000	4,750
Elite Advanced Laser Corp.	1,200	5,305
Elite Material Co. Ltd.	8,000	28,102
eMemory Technology, Inc.	6,000	85,334
Ennoconn Corp.	1,000	16,279
EPISTAR Corp. (a)	30,000	53,051
Eternal Materials Co. Ltd.	9,618	10,185
EVA Airways Corp.	55,774	29,531
Evergreen Marine Corp. (Taiwan) (a)	93,566	55,313
Everlight Electronics Co. Ltd.	11,000	17,266
Far Eastern Department Stores Co. Ltd.	5,000	2,682
Far Eastern International Bank	52,254	17,299
Far Eastern Textile Ltd.	159,000	141,947
Far EasTone Telecommunications Co. Ltd.	56,000	145,856
Farglory Land Development Co. Ltd.	10,000	11,018
Feng Hsin Iron & Steel Co.	17,000	34,898
Feng Tay Enterprise Co. Ltd.	9,120	43,132
Firich Enterprise Co. Ltd.	1,030	1,430
First Financial Holding Co. Ltd.	350,595	242,105
FLEXium Interconnect, Inc.	20,940	79,657
Formosa Chemicals & Fibre Corp.	109,000	407,169
Formosa Petrochemical Corp.	39,000	165,733
Formosa Plastics Corp.	143,000	507,223
Formosa Taffeta Co. Ltd.	92,000	102,312
Foxconn Technology Co. Ltd.	39,010	111,497
Fubon Financial Holding Co. Ltd.	205,000	380,781
Genius Electronic Optical Co. Ltd. (a)	1,000	9,579
Getac Technology Corp.	2,000	2,978
Giant Manufacturing Co. Ltd.	10,000	56,032
Giga-Byte Technology Co. Ltd.	47,000	117,099
Global Unichip Corp.	3,000	36,961
GlobalWafers Co. Ltd.	9,000	137,562
Grand Pacific Petrochemical Corp.	41,000	40,397
Grape King Bio Ltd.	1,000	7,265
Great Wall Enterprise Co. Ltd.	2,000	2,330
Greatek Electronics, Inc.	9,000	17,488
HannStar Display Corp.	76,000	27,739
Highwealth Construction Corp.	11,000	17,266
HIWIN Technologies Corp.	6,080	78,658
Hon Hai Precision Industry Co. Ltd. (Foxconn)	535,000	1,690,468
Hota Industrial Manufacturing Co. Ltd.	3,063	12,911
Hotai Motor Co. Ltd.	7,000	91,040
HTC Corp. (a)	17,000	41,365
Hua Nan Financial Holdings Co. Ltd.	488,870	291,518
Huaku Development Co. Ltd.	1,000	2,488
Innolux Corp.	429,000	202,154
International Games Systems Co. Ltd.	1,000	5,620
Inventec Corp.	123,000	100,324
Kenda Rubber Industrial Co. Ltd.	3,060	3,880
King Slide Works Co. Ltd.	1,000	13,554
King Yuan Electronics Co. Ltd.	150,000	154,989
King's Town Bank	125,000	178,850
Kinpo Electronics, Inc.	6,000	2,210
Kinsus Interconnect Technology Corp.	2,000	3,454
LandMark Optoelectronics Corp.	1,000	12,680
Largan Precision Co. Ltd.	4,000	549,016
Lee Chang Yung Chemical Industry Corp.	5,000	7,737
Lien Hwa Industrial Corp.	2,152	2,784
Lite-On Technology Corp.	123,009	180,428
Long Chen Paper Co. Ltd.	8,138	9,315
Macronix International Co. Ltd. (a)	69,000	108,066
Makalot Industrial Co. Ltd.	7,000	31,786
MediaTek, Inc.	52,000	532,840
Mega Financial Holding Co. Ltd.	385,000	333,813
Mercuries Life Insurance Co. Ltd.	4,541	2,490
Merida Industry Co. Ltd.	4,000	18,849
Merry Electronics Co. Ltd.	5,000	31,358
Micro-Star International Co. Ltd.	21,000	69,306
MiTAC Holdings Corp.	5,000	5,817
Namchow Chemical Industrial Co. Ltd.	1,000	2,121
Nan Ya Plastics Corp.	160,000	439,212
Nankang Rubber Tire Co. Ltd.	2,000	1,857
Nanya Technology Corp.	37,000	100,680
Neo Solar Power Corp. (a)	6,000	2,858
Nien Made Enterprise Co. Ltd.	5,000	51,406
Novatek Microelectronics Corp.	27,000	113,350
OBI Pharma, Inc. (a)	6,000	38,040
Oriental Union Chemical Corp.	4,000	4,092
PChome Online, Inc.	1,062	5,896
Pegatron Corp.	60,000	162,443
PharmaEngine, Inc.	1,199	6,040
PharmaEssentia Corp. (a)	26,000	135,438
Phison Electronics Corp.	6,000	61,276
Pou Chen Corp.	84,000	112,846
Powertech Technology, Inc.	22,000	71,475
Poya International Co. Ltd.	1,010	12,928
President Chain Store Corp.	25,000	247,177
Primax Electronics Ltd.	15,000	42,461
Prince Housing & Development Corp.	6,000	2,591
Qisda Corp.	25,000	18,206
Quanta Computer, Inc.	114,000	248,085
Radiant Opto-Electronics Corp.	32,000	81,153
Realtek Semiconductor Corp.	15,000	59,888
Ruentex Development Co. Ltd.	8,400	9,629
Ruentex Industries Ltd.	15,000	26,474
SerComm Corp.	1,000	2,868
Shin Kong Financial Holding Co. Ltd.	346,000	126,877
Shin Zu Shing Co. Ltd.	1,000	2,892
Shinkong Insurance Co. Ltd.	2,000	2,029
Siliconware Precision Industries Co. Ltd.	95,000	164,088
Simplo Technology Co. Ltd.	3,600	23,009
SINBON Electronics Co. Ltd.	1,000	2,810
Sino-American Silicon Products, Inc.	14,000	48,699
Sinopac Holdings Co.	504,407	173,728
St.Shine Optical Co. Ltd.	1,000	31,906
Standard Foods Corp.	41,714	106,931
Synnex Technology International Corp.	132,100	186,745
Systex Corp.	1,000	2,053
Ta Chen Stainless Pipe Co. Ltd.	4,443	3,715
Taichung Commercial Bank Co. Ltd.	123,126	42,618
TaiMed Biologics, Inc. (a)	7,000	48,099
Tainan Spinning Co. Ltd.	5,000	2,365
Taishin Financial Holdings Co. Ltd.	419,132	211,150
Taiwan Business Bank	46,762	13,846
Taiwan Cement Corp.	192,480	248,355
Taiwan Cooperative Financial Holding Co. Ltd.	539,710	320,909
Taiwan Fertilizer Co. Ltd.	11,000	15,079
Taiwan Glass Industry Corp. (a)	24,000	15,956
Taiwan High Speed Rail Corp.	48,000	39,233
Taiwan Hon Chuan Enterprise Co. Ltd.	2,000	3,852
Taiwan Mobile Co. Ltd.	46,000	175,774
Taiwan Paiho Ltd.	4,000	13,777
Taiwan Secom Co.	1,000	3,088
Taiwan Semiconductor Manufacturing Co. Ltd.	858,000	7,489,587
Taiwan Shin Kong Security Co. Ltd.	2,000	2,656
Taiwan Surface Mounting Technology Co. Ltd. (a)	3,000	3,131
Tatung Co. Ltd. (a)	104,000	85,183
TECO Electric & Machinery Co. Ltd.	75,000	72,225
Ton Yi Industrial Corp.	5,000	2,373
Tong Hsing Electronics Industries Ltd.	6,000	24,469
Tong Yang Industry Co. Ltd.	5,000	9,202
Topco Scientific Co. Ltd.	4,304	13,128
Transcend Information, Inc.	1,000	2,889
Tripod Technology Corp.	15,000	48,322
TSRC Corp.	6,000	7,372
TTY Biopharm Co. Ltd.	1,000	3,581
Tung Ho Steel Enterprise Corp.	55,000	49,196
Tung Thih Electronic Co. Ltd.	1,000	5,415
TXC Corp.	2,000	2,810
Unified-President Enterprises Corp.	180,000	431,810
Unimicron Technology Corp.	27,000	19,617
United Microelectronics Corp.	498,000	242,765
USI Corp.	5,100	2,718
Vanguard International Semiconductor Corp.	47,000	105,985
Voltronic Power Technology Corp.	1,000	17,718
Walsin Lihwa Corp.	244,000	140,064
Walsin Technology Corp.	9,875	33,267
Waterland Financial Holdings Co. Ltd.	17,253	5,901
Wei-Chuan Food Corp. (a)	2,000	1,611
Win Semiconductors Corp.	12,389	110,815
Winbond Electronics Corp.	146,363	118,627
Wistron Corp.	74,216	62,314
Wistron NeWeb Corp.	20,059	59,669
WPG Holding Co. Ltd.	140,000	190,716
WT Microelectronics Co. Ltd.	2,235	3,600
Yageo Corp.	6,289	83,409
Yieh Phui Enterprise Co.	5,300	2,098
Yuanta Financial Holding Co. Ltd.	303,000	145,376
Yuen Foong Yu Paper Manufacturing Co. (a)	4,000	1,864
Yulon Motor Co. Ltd.	12,000	9,767
Yungtay Engineering Co. Ltd.	18,000	33,928

TOTAL TAIWAN		27,128,921

Thailand - 0.6%
Advanced Info Service PCL (For. Reg.)	47,100	289,488
Airports of Thailand PCL	21,500	48,052
Airports of Thailand PCL (For. Reg.)	132,400	295,913
Asia Plus Group Holdings PCL	15,000	1,983
Bangkok Airways PCL	65,400	30,278
Bangkok Bank PCL (For. Reg.)	7,000	49,617
Bangkok Chain Hospital PCL	5,500	2,845
Bangkok Dusit Medical Services PCL (For. Reg.)	192,800	132,966
Bangkok Expressway and Metro PCL	366,500	90,689
Bangkok Land PCL	1,152,900	63,682
Bangkok Land PCL	52,700	2,911
Banpu PCL (For. Reg.)	150,900	109,851
Beauty Community PCL	58,800	41,678
BEC World PCL (For. Reg.)	29,200	10,908
Berli Jucker PCL (For. Reg)	53,800	98,771
BTS Group Holdings PCL	366,700	94,251
Bumrungrad Hospital PCL (For. Reg.)	13,600	85,109
C.P. ALL PCL (For. Reg.)	164,000	417,593
Carabao Group PCL	1,000	2,634
Central Pattana PCL (For. Reg.)	57,000	151,054
CH. Karnchang PCL	2,700	2,306
Charoen Pokphand Foods PCL (For. Reg.)	153,160	115,408
Chularat Hospital PCL	25,300	1,632
Delta Electronics PCL (For. Reg.)	14,400	35,402
Dynasty Ceramic PCL (For. Reg.)	17,900	2,069
Electricity Generating PCL (For. Reg.)	1,900	13,225
Energy Absolute PCL	34,200	73,980
Energy Earth PCL (c)	7,600	354
Esso Thailand PCL (a)	18,200	11,041
Global Power Synergy Public Co. Ltd.	2,000	5,316
Glow Energy PCL	20,800	56,616
Glow Energy PCL (For. Reg.)	7,900	21,503
Gunkul Engineering PCL	22,283	2,874
Hana Microelectronics PCL (For. Reg.)	12,900	17,505
Home Product Center PCL (For. Reg.)	354,800	160,861
Indorama Ventures PCL (For. Reg.)	61,200	109,425
IRPC PCL (For. Reg.)	360,500	84,600
Jasmine International Public Co. Ltd.	25,200	6,236
Kasikornbank PCL	4,300	31,715
Kasikornbank PCL (For. Reg.)	33,800	249,291
KCE Electronics PCL	6,600	15,699
Kiatnakin Bank PCL (For. Reg.)	3,600	9,397
Krung Thai Bank PCL (For. Reg.)	212,800	135,888
Krungthai Card PCL	5,200	39,847
Krungthai Card PCL (For. Reg.)	500	3,831
Major Cineplex Group PCL (For. Reg.)	1,400	1,330
Minor International PCL (For. Reg.)	81,600	114,636
Muangthai Leasing PCL	2,900	3,958
Muangthai Leasing PCL	49,200	67,155
PTG Energy PCL	6,300	4,305
PTT Exploration and Production PCL (For. Reg.)	59,800	227,209
PTT Global Chemical PCL (For. Reg.)	88,700	272,585
PTT PCL (For. Reg.)	37,000	581,226
Robinsons Department Store PCL (For. Reg.)	16,400	37,570
Siam Cement PCL (For. Reg.)	13,800	216,782
Siam Commercial Bank PCL (For. Reg.)	66,000	331,897
Siam Global House PCL	49,535	26,887
Sino-Thai Engineering & Construction PCL (For. Reg.)	16,300	12,855
Sri Trang Agro-Industry PCL	17,760	7,031
Srisawad Corp. PCL	42,000	84,483
Supalai PCL (For. Reg.)	4,375	3,283
Superblock Public Co. Ltd. (a)	93,600	3,497
Thai Airways International PCL (For. Reg.) (a)	8,100	4,267
Thai Oil PCL (For. Reg.)	50,000	163,633
Thai Union Frozen Products PCL (For. Reg.)	41,300	27,296
Thai Vegetable Oil PCL	1,800	1,954
Thanachart Capital PCL (For. Reg.)	26,800	50,485
TISCO Financial Group PCL	10,800	30,517
TMB PCL (For. Reg.)	446,200	41,315
True Corp. PCL (For. Reg.) (a)	399,500	86,099
TThai Tap Water Supply PCL	5,000	2,107
Vibhavadi Medical Center PCL	93,584	7,530
WHA Corp. PCL	232,000	31,259

TOTAL THAILAND		5,669,445

Turkey - 0.3%
Akbank T.A.S.	90,481	263,018
Akcansa Cimento A/S	294	892
Albaraka Turk Katilim Bankasi A/S	3,589	1,529
Anadolu Efes Biracilik Ve Malt Sanayii A/S	9,935	73,628
Anadolu Sigoria	2,500	2,482
Arcelik A/S	11,166	56,653
Aselsan A/S	8,078	71,478
Aygaz A/S	428	1,816
Bim Birlesik Magazalar A/S JSC	8,021	160,458
Cimsa Cimento Sanayi Ve Ticaret A/S	254	945
Coca-Cola Icecek Sanayi A/S	3,284	31,454
Emlak Konut Gayrimenkul Yatirim Ortakligi A/S (a)	124,151	87,579
Eregli Demir ve Celik Fabrikalari T.A.S.	57,872	153,284
Ford Otomotiv Sanayi A/S	3,281	52,404
Haci Omer Sabanci Holding A/S	30,143	92,035
Koc Holding A/S	26,860	130,847
Petkim Petrokimya Holding A/S	11,371	24,034
Soda Sanayii AS	1,280	1,731
TAV Havalimanlari Holding A/S	7,122	41,974
Tekfen Holding A/S	626	2,703
Tofas Turk Otomobil Fabrikasi A/S	8,164	69,326
Tupras Turkiye Petrol Rafinerileri A/S	4,942	151,815
Turk Hava Yollari AO (a)	17,102	75,026
Turk Sise ve Cam Fabrikalari A/S	66,361	88,326
Turk Telekomunikasyon (a)	36,680	61,905
Turkcell Iletisim Hizmet A/S	39,791	165,346
Turkiye Garanti Bankasi A/S	70,502	230,653
Turkiye Halk Bankasi A/S	16,480	44,484
Turkiye Is Bankasi A/S Series C	61,034	130,789
Turkiye Sinai Kalkinma Bankasi A/S	4,075	1,757
Turkiye Vakiflar Bankasi TAO	61,575	123,425
Ulker Biskuvi Sanayi A/S	5,387	34,072
Yapi ve Kredi Bankasi A/S (a)	23,496	29,146

TOTAL TURKEY		2,457,014

United Arab Emirates - 0.2%
Abu Dhabi Commercial Bank PJSC	88,416	174,523
Air Arabia PJSC (a)	150,733	53,350
Aldar Properties PJSC	115,849	72,229
Arabtec Holding Co. (a)	17,581	12,493
Damac Properties Dubai Co. PJSC (a)	80,493	73,416
Dana Gas PJSC (a)	220,857	45,098
DP World Ltd.	5,685	150,709
Dubai Investments Ltd. (a)	140,493	92,184
Dubai Islamic Bank Pakistan Ltd. (a)	50,110	83,222
Dubai Parks and Resorts PJSC (a)	83,207	14,499
Emaar Malls Group PJSC (a)	41,833	26,310
Emaar Properties PJSC	127,372	228,184
Emirates Telecommunications Corp.	54,589	264,551
Eshraq Properties Co. PJSC (a)	6,866	1,402
National Bank of Abu Dhabi PJSC (a)	42,204	128,694
Orascom Construction Ltd. (a)	364	3,167
Waha Capital PJSC (a)	6,006	3,385

TOTAL UNITED ARAB EMIRATES		1,427,416

United Kingdom - 11.0%
3i Group PLC	31,196	412,551
AA PLC	20,133	36,018
Abcam PLC	5,475	95,616
Acacia Mining PLC	2,351	6,192
Admiral Group PLC	6,935	181,966
Advanced Medical Solutions Group PLC	6,326	29,191
Aggreko PLC	11,667	133,616
Aldermore Group PLC (a)	9,257	40,929
Allied Minds PLC (a)	3,073	7,025
Amerisur Resources PLC (a)	9,213	2,459
Anglo American PLC (United Kingdom)	45,385	1,101,020
Antofagasta PLC	11,573	152,981
AO World PLC (a)	1,982	3,968
Arrow Global Group PLC	4,919	28,566
Ascential PLC	11,271	58,155
Ashmore Group PLC	19,573	119,611
Ashtead Group PLC	17,716	529,493
ASOS PLC (a)	1,826	192,737
Associated British Foods PLC	11,833	459,174
Assura PLC	59,634	52,158
AstraZeneca PLC (United Kingdom)	43,773	3,038,427
Auto Trader Group PLC (d)	32,539	166,366
Aveva Group PLC	2,982	126,342
Aviva PLC	133,966	977,339
Babcock International Group PLC	11,094	108,057
BAE Systems PLC	108,164	912,588
Balfour Beatty PLC	20,627	82,736
Barclays PLC	586,335	1,667,486
Barratt Developments PLC	35,923	298,483
BBA Aviation PLC	39,314	196,375
Beazley PLC	15,798	119,108
Bellway PLC	5,243	247,224
Berkeley Group Holdings PLC	4,641	261,341
BGEO Group PLC	1,624	84,486
BHP Billiton PLC	71,435	1,590,875
Biffa PLC (d)	16,227	55,181
Big Yellow Group PLC	12,114	149,211
Blue Prism Group PLC (a)	786	16,517
Bodycote PLC	6,074	83,396
Booker Group PLC	67,148	216,041
Bovis Homes Group PLC	3,558	55,343
BP PLC	671,207	4,788,655
Brewin Dolphin Holding PLC	3,892	20,634
British American Tobacco PLC (United Kingdom)	79,355	5,423,652
British Land Co. PLC	28,995	275,253
Britvic PLC	9,411	98,145
BT Group PLC	288,421	1,053,761
BTG PLC (a)	20,522	216,642
Bunzl PLC	12,641	369,735
Burberry Group PLC	15,902	356,514
Cairn Energy PLC (a)	19,645	57,683
Capita Group PLC	26,585	68,888
Capital & Counties Properties PLC	32,797	137,372
Card Factory PLC	8,017	21,980
Carnival PLC	6,295	444,142
Carphone Warehouse Group PLC	28,218	78,408
Centrica PLC	191,348	362,564
Chemring Group PLC	2,817	7,663
Cineworld Group PLC	7,085	51,857
Civitas Social Housing PLC	12,154	18,465
Clinigen Group PLC	6,234	97,188
Close Brothers Group PLC	8,129	181,670
Cobham PLC (a)	106,354	197,441
Coca-Cola European Partners PLC	11,083	445,093
Compass Group PLC	52,415	1,103,298
ConvaTec Group PLC (d)	52,429	150,520
Conviviality PLC	5,769	26,703
Costain Group PLC	1,866	12,161
Countryside Properties PLC (d)	8,773	39,412
Countrywide PLC (a)	278	335
Crest Nicholson PLC	7,984	57,304
Croda International PLC	5,374	342,141
CVS Group PLC	1,909	33,529
CYBG PLC	27,325	124,384
Daily Mail & General Trust PLC Class A	14,123	127,835
Dairy Crest Group PLC	2,499	20,881
Dart Group PLC	3,875	37,633
De La Rue PLC	4,598	40,803
Debenhams PLC	18,859	8,033
Dechra Pharmaceuticals PLC	2,727	92,926
Derwent London PLC	3,085	128,166
DFS Furniture PLC	13,771	38,480
Diageo PLC	83,426	3,002,700
Dialog Semiconductor PLC (a)	3,351	101,889
Dignity PLC	1,628	18,931
Diploma PLC	6,915	114,677
Direct Line Insurance Group PLC	49,070	257,299
Domino's Pizza UK & IRL PLC	24,401	116,999
Drax Group PLC	23,908	88,259
DS Smith PLC	33,792	241,529
Dunelm Group PLC	2,111	19,183
easyJet PLC	6,049	142,572
Electrocomponents PLC	23,365	203,229
Elementis PLC	15,588	63,963
EMIS Group PLC	1,676	17,824
Empiric Student Property PLC	23,726	29,645
EnQuest PLC (a)	58,344	31,023
Enterprise Inns PLC (a)	34,056	64,988
Equiniti Group PLC (d)	12,680	48,790
Essentra PLC	19,084	138,598
esure Group PLC	6,609	22,484
Evraz PLC	17,156	90,542
Faroe Petroleum PLC (a)	2,833	4,344
Fenner PLC	6,074	40,896
Ferrexpo PLC	5,975	24,747
Fever-Tree Drinks PLC	3,656	127,075
Firstgroup PLC (a)	34,023	50,143
Forterra PLC	9,489	38,331
Fresnillo PLC	8,129	155,124
G4S PLC (United Kingdom)	48,768	196,859
Galliford Try PLC	6,529	101,231
GB Group PLC	4,899	30,119
Genus PLC	1,626	55,870
GKN PLC	65,368	392,347
GlaxoSmithKline PLC	169,897	3,162,478
Gocompare.com Group PLC	899	1,481
Grainger Trust PLC	16,607	68,050
Great Portland Estates PLC	10,901	102,927
Greene King PLC	9,737	72,167
Greggs PLC	2,983	55,865
Halfords Group PLC	3,024	14,598
Halma PLC	15,950	289,197
Hammerson PLC	32,141	224,983
Hansteen Holdings PLC	4,785	9,647
Hargreaves Lansdown PLC	8,883	234,278
Hastings Group Holdings PLC (d)	4,980	20,802
Hays PLC	68,438	196,481
Helical Bar PLC	4,937	22,256
Hikma Pharmaceuticals PLC	5,320	73,043
Hill & Smith Holdings PLC	2,058	35,035
Hochschild Mining PLC	7,631	24,812
HomeServe PLC	13,003	144,560
Hostelworld Group PLC (d)	1,535	7,803
Howden Joinery Group PLC	24,838	163,741
HSBC Holdings PLC (United Kingdom)	683,911	7,296,413
Hunting PLC (a)	9,314	81,066
Hurricane Energy PLC (a)	40,558	20,777
Ibstock PLC (d)	8,363	30,517
IG Group Holdings PLC	14,201	155,862
IMI PLC	12,291	231,929
Imperial Tobacco Group PLC	33,484	1,378,012
Inchcape PLC	15,061	154,930
Indivior PLC (a)	23,580	134,824
Informa PLC	27,132	268,200
Inmarsat PLC	20,869	137,635
InterContinental Hotel Group PLC	6,367	425,974
Intermediate Capital Group PLC	9,134	150,180
International Personal Finance PLC	7,621	21,468
International Quantum Epitaxy PLC (a)(b)	16,512	25,039
Intertek Group PLC	5,938	423,577
Intu Properties PLC	32,401	103,694
Investec PLC	24,725	192,029
iomart Group PLC	1,226	6,615
ITE Group PLC	9,928	24,330
ITV PLC	131,792	312,499
J Sainsbury PLC	69,600	249,524
J.D. Weatherspoon PLC	1,928	34,465
Jackpotjoy PLC	1,132	13,019
John David Group PLC	19,930	103,626
John Laing Group PLC (d)	38,475	155,146
John Menzies PLC	927	9,069
John Wood Group PLC	25,243	232,180
Johnson Matthey PLC	6,508	319,717
JRP Group PLC	41,715	86,948
Jupiter Fund Management PLC	11,519	96,758
Just Eat Holding Ltd. (a)	18,935	219,165
KAZ Minerals PLC (a)	10,534	122,406
Kcom Group PLC	8,465	10,577
Keller Group PLC	1,030	14,595
Keywords Studios PLC	1,183	24,994
Kier Group PLC	3,223	48,187
Kingfisher PLC	78,793	387,879
Ladbrokes PLC	58,428	141,030
Laird PLC	9,572	17,002
Land Securities Group PLC	28,547	406,054
Legal & General Group PLC	190,677	732,603
Lloyds Banking Group PLC	2,420,989	2,391,937
London Stock Exchange Group PLC	10,379	578,707
Londonmetric Properity PLC	40,117	102,073
Lonmin PLC (a)	1,093	1,125
Lookers PLC	2,630	3,424
Man Group PLC	77,205	238,094
Marks & Spencer Group PLC	66,636	284,955
Marshalls PLC	6,565	38,833
McCarthy & Stone PLC (d)	17,225	35,780
Mediclinic International PLC	13,949	118,278
Meggitt PLC	32,839	216,440
Melrose Industries PLC	79,919	256,903
Merlin Entertainments PLC (d)	30,745	143,445
Metro Bank PLC (a)(b)	3,333	171,974
Micro Focus International PLC	15,517	473,684
Mitchells & Butlers PLC	6,194	22,620
Mitie Group PLC	6,852	17,239
Mondi PLC	12,053	321,219
Moneysupermarket.com Group PLC	13,694	65,835
Morgan Advanced Materials PLC	8,008	39,409
N Brown Group PLC	3,824	10,924
National Express Group PLC Class L	22,645	117,871
National Grid PLC	105,297	1,203,074
NCC Group Ltd.	7,668	21,884
NewRiver REIT PLC	15,204	64,870
NEX Group PLC	16,842	141,805
Next PLC	5,003	361,711
NMC Health PLC	3,228	152,990
Northgate PLC	1,988	11,460
Nostrum Oil & Gas LP (a)	1,976	8,725
Ocado Group PLC (a)	19,222	137,444
Old Mutual PLC	173,047	574,448
On The Beach Group PLC (d)	3,023	22,319
OneSavings Bank PLC	9,977	56,550
Ophir Energy PLC (a)	10,673	8,395
Oxford Instruments PLC	1,621	21,175
P2P Global Investments PLC	1,277	14,958
Pagegroup PLC	9,590	74,073
Paragon Banking Group PLC	7,344	51,428
Pearson PLC	30,543	300,620
Pendragon PLC	85,397	27,524
Pennon Group PLC	11,516	117,498
Persimmon PLC	10,605	376,739
Pets At Home Group PLC	9,173	23,274
Photo-Me International PLC	11,079	28,787
Polypipe Group PLC	17,721	99,588
Premier Foods PLC (a)	23,207	13,444
Premier Oil PLC (a)	4,370	5,131
Primary Health Properties PLC	4,061	6,666
Provident Financial PLC	5,919	56,644
Prudential PLC	86,610	2,344,540
Purplebricks Group PLC (a)	5,734	39,877
PZ Cussons PLC Class L	7,591	33,692
QinetiQ Group PLC	16,719	48,878
Rank Group PLC	996	3,210
Rathbone Brothers PLC	1,656	64,096
Reckitt Benckiser Group PLC	22,831	2,204,792
Redde PLC	25,770	63,007
Redrow PLC (a)	5,679	48,299
RELX PLC	36,502	807,470
Renishaw PLC	1,666	117,517
Rentokil Initial PLC	71,133	299,965
Restore PLC	3,422	25,265
Rightmove PLC	3,076	192,736
Rio Tinto PLC	42,948	2,390,616
Rolls-Royce Holdings PLC	59,413	737,231
Rotork PLC	27,264	114,390
Royal Bank of Scotland Group PLC (a)	116,199	475,303
Royal Dutch Shell PLC:
Class A (United Kingdom)	134,782	4,725,281
Class B (United Kingdom)	146,082	5,181,892
Royal Mail PLC	34,899	232,644
RPC Group PLC	15,079	182,198
RPS Group PLC	29,670	122,800
RSA Insurance Group PLC	35,904	315,862
Safestore Holdings PLC	4,786	33,895
Saga PLC	59,263	97,271
Sage Group PLC	36,495	388,216
Savills PLC	10,381	150,932
Scapa Group PLC	4,991	33,958
Schroders PLC	3,113	164,424
Scottish & Southern Energy PLC	33,930	629,231
Segro PLC	29,366	242,417
Senior Engineering Group PLC	11,265	43,473
Serco Group PLC (a)	34,128	42,981
Severn Trent PLC	8,890	246,580
Shaftesbury PLC	6,361	90,317
Shanks Group PLC	22,634	32,458
SIG PLC	12,607	29,105
Sirius Minerals PLC (a)	103,835	34,735
SKY PLC	33,490	503,563
Smart Metering Systems PLC	2,619	28,001
Smith & Nephew PLC	28,095	505,528
Smiths Group PLC	12,930	293,463
SOCO International PLC	500	816
Softcat PLC	3,043	22,726
Sophos Group PLC (d)	8,517	77,394
Sound Energy PLC (a)	8,859	6,060
Spectris PLC	3,313	122,726
Spirax-Sarco Engineering PLC	3,081	248,256
Spire Healthcare Group PLC (d)	16,378	56,741
Sports Direct International PLC (a)	6,585	34,790
SSP Group PLC	19,013	164,538
St. James's Place Capital PLC	19,627	331,204
St. Modwen Properties PLC	10,219	59,779
Stagecoach Group PLC	12,696	27,256
Standard Chartered PLC (United Kingdom) (a)	113,585	1,321,799
Standard Life PLC	93,402	564,285
Stock Spirits Group PLC	10,658	46,004
SuperGroup PLC	2,109	52,194
Synthomer PLC	15,742	105,945
TalkTalk Telecom Group PLC (b)	14,984	25,317
Tate & Lyle PLC	14,974	136,452
Taylor Wimpey PLC	115,528	312,646
Ted Baker PLC	549	23,385
Telecom Plus PLC	1,569	25,842
Tesco PLC	278,243	827,241
The Go-Ahead Group PLC	2,295	52,626
The Restaurant Group PLC	3,104	11,186
The Weir Group PLC	8,684	272,369
Thomas Cook Group PLC	43,302	77,591
TORM PLC	167	1,358
Travis Perkins PLC	7,968	165,232
Tritax Big Box REIT PLC	65,993	139,707
Tullett Prebon PLC	17,989	135,371
Tullow Oil PLC (a)	53,850	152,727
Ultra Electronics Holdings PLC	3,091	66,972
Unilever PLC	43,125	2,440,716
Unite Group PLC	12,428	140,638
United Utilities Group PLC	26,193	274,463
Vectura Group PLC (a)	18,438	25,472
Vedanta Resources PLC	2,315	27,170
Vesuvius PLC	6,559	56,063
Victoria PLC (a)	6,214	72,172
Victrex PLC	2,875	104,174
Virgin Money Holdings Uk PLC	7,048	27,950
Vodafone Group PLC	913,316	2,911,501
Watkin Jones PLC	6,697	20,682
WH Smith PLC	8,411	255,328
Whitbread PLC	6,566	361,815
William Hill PLC	34,280	150,885
WM Morrison Supermarkets PLC	80,582	254,000
Wolverhampton & Dudley Breweries PLC	23,336	37,441
Workspace Group PLC	8,125	119,401
Zpg PLC	7,068	34,422

TOTAL UNITED KINGDOM		104,190,155

United States of America - 0.1%
Sohu.com, Inc. (a)	1,728	66,545
Southern Copper Corp.	4,641	225,321
Yum China Holdings, Inc.	13,707	635,868

TOTAL UNITED STATES OF AMERICA		927,734

TOTAL COMMON STOCKS
(Cost $806,989,136)		925,152,327

Nonconvertible Preferred Stocks - 1.3%
Brazil - 0.7%
Alpargatas SA (PN)	5,800	29,091
Banco ABC Brasil SA	3,211	19,109
Banco Bradesco SA (PN)	112,405	1,437,697
Banco do Estado Rio Grande do Sul SA	5,300	27,781
Bradespar SA (PN)	6,779	66,577
Braskem SA (PN-A)	5,300	82,195
Centrais Eletricas Brasileiras SA (Electrobras) (PN-B)	9,862	73,330
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	6,761	159,794
Companhia de Saneamento do Parana	15,500	51,618
Companhia Energetica de Minas Gerais (CEMIG) (PN)	49,300	116,055
Companhia Energetica de Sao Paulo Series B	5,300	25,618
Companhia Paranaense de Energia-Copel (PN-B)	7,200	55,390
Gerdau SA	42,203	190,748
Gol Linhas Aereas Inteligentes SA (PN) (a)	2,100	11,937
Itau Unibanco Holding SA	110,507	1,812,648
Itausa-Investimentos Itau SA (PN)	127,752	531,298
Lojas Americanas SA (PN)	34,700	184,065
Marcopolo SA (PN)	10,100	13,251
Metalurgica Gerdau SA (PN)	20,800	44,917
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (a)	186,386	1,152,481
Telefonica Brasil SA	15,100	255,221
Usinas Siderurgicas de Minas Gerais SA - Usiminas (PN-A) (non-vtg.) (a)	16,600	61,794

TOTAL BRAZIL		6,402,615

Chile - 0.0%
Embotelladora Andina SA Class B	5,542	27,029
Sociedad Quimica y Minera de Chile SA (PN-B)	3,388	189,821

TOTAL CHILE		216,850

Colombia - 0.0%
Bancolombia SA (PN)	6,414	73,361
Grupo Aval Acciones y Valores SA	72,436	32,543
Grupo de Inversiones Suramerica SA	9,299	125,298

TOTAL COLOMBIA		231,202

Germany - 0.4%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	2,277	222,486
Draegerwerk AG & Co. KGaA (non-vtg.)	125	12,183
Fuchs Petrolub AG	2,521	137,718
Henkel AG & Co. KGaA	5,277	737,717
Jungheinrich AG	1,253	61,884
Porsche Automobil Holding SE (Germany)	5,835	538,987
Sartorius AG (non-vtg.)	1,497	178,890
Sixt AG Preference Shares	227	16,064
Sto SE & Co. KGaA	28	4,450
Volkswagen AG	6,838	1,502,850

TOTAL GERMANY		3,413,229

Italy - 0.0%
Buzzi Unicem SpA (Risparmio Shares)	1,220	20,539
Danieli & C. Officine Meccaniche SpA	1,027	20,350
Telecom Italia SpA (Risparmio Shares)	255,391	195,195

TOTAL ITALY		236,084

Korea (South) - 0.2%
AMOREPACIFIC Corp.	528	76,747
Daishin Securities Co. Ltd.	205	1,830
Hyundai Motor Co.	1,277	110,297
Hyundai Motor Co. Series 2	905	87,979
LG Chemical Ltd.	665	153,850
LG Household & Health Care Ltd.	112	70,877
Samsung Electronics Co. Ltd.	718	1,415,469

TOTAL KOREA (SOUTH)		1,917,049

Panama - 0.0%
Avianca Holdings SA	19,286	19,402
Russia - 0.0%
AK Transneft OAO	26	83,255
Surgutneftegas OJSC	311,955	164,774

TOTAL RUSSIA		248,029

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $10,193,607)		12,684,460
	Principal Amount	Value

Government Obligations - 0.1%
United States of America - 0.1%
U.S. Treasury Bills, yield at date of purchase 1.18% to 1.33% 5/10/18 to 6/21/18(e)
(Cost $1,095,953)	1,100,000	1,095,503
	Shares	Value

Money Market Funds - 2.2%
Fidelity Cash Central Fund, 1.39% (f)	10,561,548	10,563,660
Fidelity Securities Lending Cash Central Fund 1.40% (f)(g)	9,869,481	9,870,468
TOTAL MONEY MARKET FUNDS
(Cost $20,434,356)		20,434,128
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $838,713,052)		959,366,418
NET OTHER ASSETS (LIABILITIES) - (0.8)%		(7,162,401)
NET ASSETS - 100%		$952,204,017

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	92	March 2018	$9,869,300	$525,279	$525,279
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	57	March 2018	3,584,730	357,321	357,321
TME S&P/TSX 60 Index Contracts (Canada)	6	March 2018	920,000	(9,570)	(9,570)
TOTAL FUTURES CONTRACTS					$873,030

The notional amount of futures purchased as a percentage of Net Assets is 1.5%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $7,548,642 or 0.8% of net assets.

 (e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $494,863.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$120,205
Fidelity Securities Lending Cash Central Fund	9,130
Total	$129,335

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$111,660,479	$69,421,120	$42,239,359	$--
Consumer Staples	83,023,009	38,880,276	44,139,995	2,738
Energy	58,366,803	31,357,081	26,996,678	13,044
Financials	205,362,820	142,021,174	63,340,671	975
Health Care	70,407,396	24,011,199	46,386,142	10,055
Industrials	121,697,544	69,124,946	52,495,744	76,854
Information Technology	109,992,306	57,770,630	52,220,940	736
Materials	80,558,919	52,528,804	27,844,934	185,181
Real Estate	38,324,281	30,244,445	8,079,836	--
Telecommunication Services	32,990,384	13,215,357	19,775,027	--
Utilities	25,452,846	19,458,377	5,994,469	--
Government Obligations	1,095,503	--	1,095,503	--
Money Market Funds	20,434,128	20,434,128	--	--
Total Investments in Securities:	$959,366,418	$568,467,537	$390,609,298	$289,583
Derivative Instruments:
Assets
Futures Contracts	$882,600	$882,600	$--	$--
Total Assets	$882,600	$882,600	$--	$--
Liabilities
Futures Contracts	$(9,570)	$(9,570)	$--	$--
Total Liabilities	$(9,570)	$(9,570)	$--	$--
Total Derivative Instruments:	$873,030	$873,030	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$12,406,525
Level 2 to Level 1	$7,262,244

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity Flex℠ Funds

Fidelity Flex℠ International Index Fund

January 31, 2018

ZEI-QTLY-0318
1.9881633.100

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.1%
	Shares	Value
Australia - 4.4%
AGL Energy Ltd.	171	$3,230
Alumina Ltd.	1,171	2,274
Amcor Ltd.	425	4,986
AMP Ltd.	908	3,841
APA Group unit	158	1,026
Aristocrat Leisure Ltd.	264	5,084
ASX Ltd.	38	1,676
Aurizon Holdings Ltd.	1,033	3,896
Australia & New Zealand Banking Group Ltd.	961	22,132
Bank of Queensland Ltd.	312	3,115
Bendigo & Adelaide Bank Ltd.	338	3,189
BHP Billiton Ltd.	1,060	25,922
BlueScope Steel Ltd.	192	2,243
Boral Ltd.	548	3,533
Brambles Ltd.	565	4,507
Caltex Australia Ltd.	127	3,558
Challenger Ltd.	289	3,176
Coca-Cola Amatil Ltd.	456	3,078
Cochlear Ltd.	21	2,940
Commonwealth Bank of Australia	579	36,797
Computershare Ltd.	267	3,593
Crown Ltd.	296	3,160
CSL Ltd.	154	18,170
DEXUS Property Group unit	152	1,167
Fortescue Metals Group Ltd.	844	3,373
Goodman Group unit	617	4,022
Incitec Pivot Ltd.	1,174	3,529
Insurance Australia Group Ltd.	1,042	6,079
Lendlease Group unit	93	1,187
Macquarie Group Ltd.	114	9,474
Medibank Private Ltd.	1,204	3,250
Mirvac Group unit	692	1,227
National Australia Bank Ltd.	861	20,210
Newcrest Mining Ltd.	257	4,695
Orica Ltd.	164	2,537
Origin Energy Ltd. (a)	752	5,660
QBE Insurance Group Ltd.	448	3,892
Ramsay Health Care Ltd.	72	3,966
Rio Tinto Ltd.	155	9,598
Santos Ltd. (a)	1,109	4,558
Scentre Group unit	1,521	5,086
SEEK Ltd.	220	3,466
Sonic Healthcare Ltd.	62	1,192
South32 Ltd.	1,826	5,621
Stockland Corp. Ltd. unit	421	1,432
Suncorp Group Ltd.	573	6,307
Sydney Airport unit	573	3,144
Tabcorp Holdings Ltd.	752	3,133
Telstra Corp. Ltd.	1,537	4,544
The GPT Group unit	321	1,301
Transurban Group unit	905	8,766
Treasury Wine Estates Ltd.	424	5,849
Vicinity Centers unit	564	1,223
Wesfarmers Ltd.	436	15,392
Westfield Corp. unit	739	5,443
Westpac Banking Corp.	1,130	28,154
Woodside Petroleum Ltd.	323	8,620
Woolworths Group Ltd.	458	9,946

TOTAL AUSTRALIA		372,169

Austria - 0.2%
Andritz AG	53	3,180
Erste Group Bank AG	118	5,938
OMV AG	38	2,447
Raiffeisen International Bank-Holding AG (a)	91	3,913
Voestalpine AG	40	2,596

TOTAL AUSTRIA		18,074

Bailiwick of Jersey - 0.8%
Experian PLC	383	8,826
Glencore Xstrata PLC	4,286	24,567
Randgold Resources Ltd.	44	4,445
Shire PLC	320	14,951
Wolseley PLC	56	4,322
WPP PLC	409	7,407

TOTAL BAILIWICK OF JERSEY		64,518

Belgium - 0.7%
Ageas	97	5,123
Anheuser-Busch InBev SA NV	256	28,994
Groupe Bruxelles Lambert SA	18	2,120
KBC Groep NV	89	8,553
Proximus	62	2,091
Solvay SA Class A	31	4,486
UCB SA	63	5,491
Umicore SA	50	2,630

TOTAL BELGIUM		59,488

Bermuda - 0.4%
Beijing Enterprises Water Group Ltd.	2,000	1,439
Brilliance China Automotive Holdings Ltd.	2,000	5,113
Cheung Kong Infrastructure Holdings Ltd.	500	4,452
Credicorp Ltd. (United States)	34	7,875
Haier Electronics Group Co. Ltd.	1,000	3,426
Hongkong Land Holdings Ltd.	500	3,600
Jardine Matheson Holdings Ltd.	56	3,555
Jardine Strategic Holdings Ltd.	62	2,468
Kingston Financial Group Ltd.	2,000	1,554

TOTAL BERMUDA		33,482

Brazil - 1.0%
Ambev SA	1,600	11,023
Banco Bradesco SA	810	9,999
Banco do Brasil SA	500	6,227
Banco Santander SA (Brasil) unit	200	2,250
BB Seguridade Participacoes SA	300	2,929
BM&F BOVESPA SA	800	6,549
Brasil Foods SA (a)	100	1,110
CCR SA	200	984
Centrais Eletricas Brasileiras SA (Electrobras) (a)	200	1,276
Cielo SA	640	5,400
Companhia de Saneamento Basico do Estado de Sao Paulo (SABESP)	200	2,284
Drogasil SA	100	2,650
Equatorial Energia SA	200	4,394
Fibria Celulose SA	100	1,723
Kroton Educacional SA	600	3,060
Lojas Renner SA	300	3,565
Rumo SA	500	2,239
Ultrapar Participacoes SA	100	2,559
Vale SA	1,073	13,960
Weg SA	200	1,488

TOTAL BRAZIL		85,669

Canada - 6.0%
Agnico Eagle Mines Ltd. (Canada)	91	4,305
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	153	8,005
ARC Resources Ltd.	205	2,255
Bank of Montreal	209	17,218
Bank of Nova Scotia	374	24,848
Barrick Gold Corp.	433	6,227
BCE, Inc.	64	2,993
BlackBerry Ltd. (a)	321	4,071
Bombardier, Inc. Class B (sub. vtg.) (a)	822	2,326
Brookfield Asset Management, Inc. Class A	299	12,514
CAE, Inc.	120	2,215
Cameco Corp.	201	1,850
Canadian Imperial Bank of Commerce	140	13,870
Canadian National Railway Co.	260	20,838
Canadian Natural Resources Ltd.	352	12,017
Canadian Pacific Railway Ltd.	62	11,480
Canadian Tire Ltd. Class A (non-vtg.)	14	1,954
CCL Industries, Inc. Class B	42	2,009
Cenovus Energy, Inc.	477	4,549
CGI Group, Inc. Class A (sub. vtg.) (a)	121	6,926
CI Financial Corp.	89	2,143
Constellation Software, Inc.	9	5,818
Crescent Point Energy Corp.	88	694
Dollarama, Inc.	31	4,239
Empire Co. Ltd. Class A (non-vtg.)	102	1,974
Enbridge, Inc.	558	20,428
Encana Corp.	400	4,946
Fairfax Financial Holdings Ltd. (sub. vtg.)	9	4,734
Finning International, Inc.	82	2,258
First Quantum Minerals Ltd.	358	5,338
Fortis, Inc.	169	5,971
Franco-Nevada Corp.	53	4,053
Gildan Activewear, Inc.	56	1,904
Goldcorp, Inc.	345	4,939
Great-West Lifeco, Inc.	143	4,044
H&R REIT/H&R Finance Trust	178	3,042
Husky Energy, Inc. (a)	165	2,419
Hydro One Ltd. (b)	226	4,081
Imperial Oil Ltd.	103	3,238
Industrial Alliance Insurance and Financial Services, Inc.	46	2,202
Intact Financial Corp.	56	4,695
Inter Pipeline Ltd.	98	1,879
Keyera Corp.	44	1,238
Kinross Gold Corp. (a)	730	3,169
Loblaw Companies Ltd.	83	4,496
Lundin Mining Corp.	267	1,930
Magna International, Inc. Class A (sub. vtg.)	114	6,512
Manulife Financial Corp.	703	14,917
Methanex Corp.	38	2,399
Metro, Inc. Class A (sub. vtg.)	40	1,339
National Bank of Canada	92	4,775
Nutrien Ltd. (a)	284	14,858
Onex Corp. (sub. vtg.)	18	1,348
Open Text Corp.	90	3,082
Pembina Pipeline Corp.	221	7,534
Power Corp. of Canada (sub. vtg.)	54	1,378
Power Financial Corp.	38	1,048
PrairieSky Royalty Ltd.	89	2,204
Restaurant Brands International, Inc.	76	4,591
Rogers Communications, Inc. Class B (non-vtg.)	127	6,198
Royal Bank of Canada	475	40,672
Saputo, Inc.	34	1,170
Seven Generations Energy Ltd. (a)	173	2,412
Shaw Communications, Inc. Class B	209	4,562
Shopify, Inc. Class A (a)	36	4,596
Smart (REIT)	120	2,951
SNC-Lavalin Group, Inc.	26	1,150
Sun Life Financial, Inc.	205	8,895
Suncor Energy, Inc.	598	21,664
Teck Resources Ltd. Class B (sub. vtg.)	213	6,186
TELUS Corp.	31	1,167
The Toronto-Dominion Bank	619	37,653
Thomson Reuters Corp.	120	5,193
Tourmaline Oil Corp. (a)	191	3,086
TransCanada Corp.	274	12,615
Valeant Pharmaceuticals International, Inc. (Canada) (a)	66	1,222
Vermilion Energy, Inc.	56	2,117
West Fraser Timber Co. Ltd.	31	2,169
Wheaton Precious Metals Corp.	201	4,342

TOTAL CANADA		504,347

Cayman Islands - 4.7%
58.com, Inc. ADR (a)	59	4,713
AAC Technology Holdings, Inc.	500	8,360
Alibaba Group Holding Ltd. sponsored ADR (a)	398	81,307
Anta Sports Products Ltd.	1,000	4,819
ASM Pacific Technology Ltd.	100	1,365
Autohome, Inc. ADR Class A	31	2,582
Baidu.com, Inc. sponsored ADR (a)	93	22,964
Chailease Holding Co. Ltd.	1,000	3,362
Cheung Kong Property Holdings Ltd.	1,000	9,543
China Mengniu Dairy Co. Ltd.	1,000	3,266
China Resources Land Ltd.	2,000	7,977
CK Hutchison Holdings Ltd.	1,000	13,499
Country Garden Holdings Co. Ltd.	2,000	4,300
Ctrip.com International Ltd. ADR (a)	173	8,093
Evergrande Real Estate Group Ltd. (a)	1,000	3,305
Geely Automobile Holdings Ltd.	2,000	6,404
Hengan International Group Co. Ltd.	500	4,794
JD.com, Inc. sponsored ADR (a)	229	11,274
Kingboard Chemical Holdings Ltd.	500	2,752
Longfor Properties Co. Ltd.	1,000	3,266
Melco Crown Entertainment Ltd. sponsored ADR	149	4,437
Momo, Inc. ADR (a)	62	1,955
NetEase, Inc. ADR	29	9,285
New Oriental Education & Technology Group, Inc. sponsored ADR	58	5,341
Sands China Ltd.	800	4,766
Semiconductor Manufacturing International Corp. (a)	1,500	2,159
SINA Corp. (a)	32	3,752
Sino Biopharmaceutical Ltd.	2,000	3,687
Sunac China Holdings Ltd.	1,000	4,800
TAL Education Group ADR	102	3,322
Tencent Holdings Ltd.	2,000	118,159
Tingyi (Cayman Islands) Holding Corp.	2,000	4,167
Vipshop Holdings Ltd. ADR (a)	244	4,033
Want Want China Holdings Ltd.	3,000	2,650
Weibo Corp. sponsored ADR (a)	17	2,203
WH Group Ltd. (b)	3,500	4,335
Wharf Real Estate Investment Co. Ltd. (a)	1,000	6,909
YY, Inc. ADR (a)	17	2,260

TOTAL CAYMAN ISLANDS		396,165

Chile - 0.3%
Banco Santander Chile	30,589	2,584
Cencosud SA	1,056	3,290
Compania de Petroleos de Chile SA (COPEC)	185	3,201
Empresas CMPC SA	1,195	4,700
Enersis SA	10,151	2,374
LATAM Airlines Group SA	256	4,429
S.A.C.I. Falabella	339	3,560

TOTAL CHILE		24,138

China - 2.5%
Agricultural Bank of China Ltd. (H Shares)	12,000	7,363
Bank Communications Co. Ltd. (H Shares)	2,000	1,733
Bank of China Ltd. (H Shares)	30,000	18,063
China Cinda Asset Management Co. Ltd. (H Shares)	5,000	2,116
China CITIC Bank Corp. Ltd. (H Shares)	2,000	1,647
China Communications Construction Co. Ltd. (H Shares)	1,000	1,194
China Construction Bank Corp. (H Shares)	31,000	35,590
China Everbright Bank Co. Ltd. (H Shares)	8,000	4,530
China Huarong Asset Management Co. Ltd.	4,000	2,020
China Life Insurance Co. Ltd. (H Shares)	3,000	10,102
China Merchants Bank Co. Ltd. (H Shares)	1,000	4,902
China Minsheng Banking Corp. Ltd. (H Shares)	4,500	5,149
China Pacific Insurance (Group) Co. Ltd. (H Shares)	1,200	6,090
China Petroleum & Chemical Corp. (H Shares)	12,000	10,373
China Shenhua Energy Co. Ltd. (H Shares)	2,000	6,226
China Telecom Corp. Ltd. (H Shares)	4,000	1,979
China Vanke Co. Ltd. (H Shares)	500	2,448
CITIC Securities Co. Ltd. (H Shares)	1,000	2,659
CRRC Corp. Ltd. (H Shares)	2,000	1,981
Dongfeng Motor Group Co. Ltd. (H Shares)	2,000	2,613
Great Wall Motor Co. Ltd. (H Shares)	1,500	1,831
Haitong Securities Co. Ltd. (H Shares)	2,800	4,574
Huatai Securities Co. Ltd. (H Shares) (b)	1,000	2,265
Industrial & Commercial Bank of China Ltd. (H Shares)	27,000	25,541
New China Life Insurance Co. Ltd. (H Shares)	500	3,257
People's Insurance Co. of China Group (H Shares)	4,000	2,286
PetroChina Co. Ltd. (H Shares)	10,000	7,892
PICC Property & Casualty Co. Ltd. (H Shares)	2,000	4,152
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	2,000	23,688
Shanghai Pharma Holding Co. Ltd. (H Shares)	400	1,048
Sinopharm Group Co. Ltd. (H Shares)	800	3,533
Zhuzhou CSR Times Electric Co. Ltd. (H Shares)	300	1,661

TOTAL CHINA		210,506

Colombia - 0.0%
Inversiones Argos SA	292	2,124
Czech Republic - 0.1%
Komercni Banka A/S	50	2,296
MONETA Money Bank A/S (b)	606	2,517

TOTAL CZECH REPUBLIC		4,813

Denmark - 1.2%
A.P. Moller - Maersk A/S:
Series A	3	5,130
Series B	1	1,785
Carlsberg A/S Series B	43	5,522
Christian Hansen Holding A/S	34	2,972
Coloplast A/S Series B	49	4,356
Danske Bank A/S	280	11,374
DONG Energy A/S (b)	50	3,036
DSV de Sammensluttede Vognmaend A/S	70	5,757
Genmab A/S (a)	24	4,396
H Lundbeck A/S	37	1,886
ISS Holdings A/S	31	1,210
Novo Nordisk A/S Series B	630	34,964
Novozymes A/S Series B	121	6,712
Pandora A/S	39	3,698
TDC A/S	391	2,610
Vestas Wind Systems A/S	73	4,979

TOTAL DENMARK		100,387

Egypt - 0.0%
Commercial International Bank SAE	500	2,209
Finland - 0.6%
Elisa Corp. (A Shares)	61	2,595
Fortum Corp.	225	4,879
Kone Oyj (B Shares)	115	6,582
Neste Oyj	53	3,664
Nokia Corp.	2,150	10,371
Nokian Tyres PLC	48	2,424
Orion Oyj (B Shares)	39	1,564
Sampo Oyj (A Shares)	78	4,529
Stora Enso Oyj (R Shares)	96	1,647
UPM-Kymmene Corp.	187	6,301
Wartsila Corp.	65	4,443

TOTAL FINLAND		48,999

France - 6.7%
Accor SA	92	5,237
Aeroports de Paris	18	3,739
Air Liquide SA	149	20,092
Alstom SA	62	2,721
Amundi SA (b)	23	2,170
Arkema SA	12	1,533
Atos Origin SA	22	3,469
AXA SA	681	22,396
BIC SA	15	1,719
BNP Paribas SA	394	32,579
Bollore SA	649	3,771
Bollore SA (a)	3	18
Bouygues SA	75	4,169
Bureau Veritas SA	105	3,078
Capgemini SA	45	5,975
Carrefour SA	231	5,528
CNP Assurances	67	1,717
Compagnie de St. Gobain	164	9,532
Credit Agricole SA	402	7,574
Danone SA	220	18,935
Dassault Systemes SA	44	5,074
Edenred SA	82	2,648
EDF SA	262	3,603
Eiffage SA	26	3,152
ENGIE	642	11,143
Essilor International SA	80	11,363
Eurazeo SA	37	3,893
Eutelsat Communications	71	1,562
Faurecia SA	27	2,426
Gecina SA	34	6,636
Groupe Eurotunnel SA	228	3,199
Hermes International SCA	10	5,527
Iliad SA	7	1,811
Ingenico SA	13	1,480
Ipsen SA	24	3,366
Kering SA	31	15,695
Klepierre SA	46	2,101
L'Oreal SA	81	18,414
Lagardere S.C.A. (Reg.)	92	2,869
Legrand SA	129	10,734
LVMH Moet Hennessy - Louis Vuitton SA	98	30,699
Michelin CGDE Series B	63	10,074
Natixis SA	403	3,670
Orange SA	628	11,348
Pernod Ricard SA	84	13,380
Peugeot Citroen SA	197	4,425
Publicis Groupe SA	73	5,045
Renault SA	75	8,247
Rexel SA	140	2,524
Safran SA	123	13,897
Sanofi SA	391	34,506
Schneider Electric SA	199	18,646
SCOR SE	86	3,849
SEB SA	17	3,512
Societe Generale Series A	262	15,227
Sodexo SA	35	4,491
SR Teleperformance SA	14	2,122
Suez Environnement SA	80	1,193
Thales SA	42	4,712
Total SA	817	47,370
Ubisoft Entertainment SA (a)	24	2,054
Unibail-Rodamco	35	8,978
Valeo SA	84	6,622
Veolia Environnement SA	158	3,980
VINCI SA	171	18,481
Vivendi SA	341	10,004
Wendel SA	19	3,541
Zodiac Aerospace	36	1,119

TOTAL FRANCE		566,364

Germany - 6.2%
adidas AG	71	16,511
Allianz SE	142	35,916
BASF AG	306	35,887
Bayer AG	286	37,477
Bayerische Motoren Werke AG (BMW)	104	11,875
Beiersdorf AG	39	4,624
Brenntag AG	78	5,057
Commerzbank AG (a)	374	6,156
Continental AG	35	10,503
Covestro AG (b)	53	6,092
Daimler AG (Germany)	326	29,842
Deutsche Bank AG	734	13,482
Deutsche Borse AG	70	8,996
Deutsche Lufthansa AG	88	3,140
Deutsche Post AG	325	15,361
Deutsche Telekom AG	1,136	19,925
Deutsche Wohnen AG (Bearer)	143	6,463
E.ON AG	736	7,736
Evonik Industries AG	79	3,119
Fraport AG Frankfurt Airport Services Worldwide	20	2,365
Fresenius Medical Care AG & Co. KGaA	79	9,106
Fresenius SE & Co. KGaA	137	11,988
GEA Group AG	78	3,877
Hannover Reuck SE	33	4,511
HeidelbergCement Finance AG	60	6,502
Henkel AG & Co. KGaA	62	7,759
Hochtief AG	11	1,987
Hugo Boss AG	40	3,674
Infineon Technologies AG	422	12,287
Innogy SE (b)	51	1,944
K&S AG	116	3,258
KION Group AG	38	3,487
Lanxess AG	15	1,308
Linde AG (a)	9	2,197
Linde AG	57	12,993
Merck KGaA	53	5,792
Metro Wholesale & Food Specialist AG	90	1,955
MTU Aero Engines Holdings AG	15	2,687
Muenchener Rueckversicherungs AG	51	12,002
OSRAM Licht AG	31	2,708
ProSiebenSat.1 Media AG	107	4,099
RWE AG	213	4,263
SAP SE	358	40,504
Siemens AG	271	41,139
Symrise AG	62	5,185
Telefonica Deutschland Holding AG	414	2,092
Thyssenkrupp AG	150	4,719
TUI AG (GB)	73	1,651
Uniper SE	70	2,088
United Internet AG	28	2,041
Volkswagen AG	27	5,990
Vonovia SE	151	7,445
Wirecard AG	29	3,611
Zalando SE (a)	46	2,695

TOTAL GERMANY		520,071

Greece - 0.0%
Hellenic Telecommunications Organization SA	236	3,707
Hong Kong - 2.5%
AIA Group Ltd.	4,400	37,685
Bank of East Asia Ltd.	400	1,731
BOC Hong Kong (Holdings) Ltd.	1,500	7,660
China Merchants Holdings International Co. Ltd.	131	347
China Mobile Ltd.	2,000	21,061
China Overseas Land and Investment Ltd.	2,000	7,747
China Resources Power Holdings Co. Ltd.	2,000	3,692
China Taiping Insurance Group Ltd.	1,000	4,321
China Unicom Ltd. (a)	2,000	2,998
CITIC Pacific Ltd.	2,000	3,155
CLP Holdings Ltd.	500	5,104
CNOOC Ltd.	5,000	7,859
CSPC Pharmaceutical Group Ltd.	2,000	4,438
Fosun International Ltd.	1,000	2,362
Galaxy Entertainment Group Ltd.	1,000	8,859
Guangdong Investment Ltd.	2,000	2,976
Hang Lung Properties Ltd.	1,000	2,646
Hang Seng Bank Ltd.	300	7,141
Henderson Land Development Co. Ltd.	1,000	6,993
Hong Kong & China Gas Co. Ltd.	3,100	6,127
Hong Kong Exchanges and Clearing Ltd.	408	15,459
i-CABLE Communications Ltd. (a)	531	15
Lenovo Group Ltd.	6,000	3,459
Link (REIT)	500	4,423
MTR Corp. Ltd.	502	2,875
New World Development Co. Ltd.	2,044	3,308
Power Assets Holdings Ltd.	500	4,445
Sino Land Ltd.	2,000	3,687
Sun Hung Kai Properties Ltd.	1,000	17,373
Swire Properties Ltd.	600	2,098
Techtronic Industries Co. Ltd.	500	3,330
Wharf Holdings Ltd.	1,000	4,097

TOTAL HONG KONG		209,471

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	164	2,003
OTP Bank PLC	70	3,245
Richter Gedeon PLC	100	2,570

TOTAL HUNGARY		7,818

India - 2.1%
Adani Ports & Special Economic Zone Ltd.	320	2,159
Asian Paints Ltd.	112	1,988
Axis Bank Ltd.	590	5,510
Bajaj Auto Ltd.	39	2,048
Bajaj Finance Ltd.	72	1,901
Bajaj Finserv Ltd.	25	1,893
Bharat Petroleum Corp. Ltd.	253	1,960
Bharti Airtel Ltd.	418	2,893
Bharti Infratel Ltd.	340	1,881
Cipla Ltd. (a)	210	1,956
Coal India Ltd.	477	2,248
Dabur India Ltd.	376	2,104
Dr. Reddy's Laboratories Ltd.	56	1,963
Eicher Motors Ltd.	5	2,118
GAIL India Ltd.	275	2,071
Godrej Consumer Products Ltd.	133	2,204
Grasim Industries Ltd.	112	2,044
HCL Technologies Ltd.	212	3,291
Hindalco Industries Ltd.	514	2,071
Hindustan Petroleum Corp. Ltd.	301	1,883
Hindustan Unilever Ltd.	223	4,804
Housing Development Finance Corp. Ltd.	538	16,559
ICICI Bank Ltd.	835	4,623
Indiabulls Housing Finance Ltd.	113	2,473
Indian Oil Corp. Ltd.	327	2,148
Infosys Ltd.	655	11,830
ITC Ltd.	1,276	5,449
JSW Steel Ltd.	488	2,226
Larsen & Toubro Ltd.	185	4,123
Mahindra & Mahindra Ltd.	282	3,385
Maruti Suzuki India Ltd.	32	4,788
Motherson Sumi Systems Ltd.	374	2,152
NTPC Ltd.	762	2,041
Oil & Natural Gas Corp. Ltd.	715	2,289
Piramal Enterprises Ltd. (a)	49	2,115
Piramal Enterprises Ltd. rights 4/30/18 (a)	2	11
Reliance Industries Ltd.	872	13,188
State Bank of India	606	2,987
Sun Pharmaceutical Industries Ltd.	393	3,586
Tata Consultancy Services Ltd.	161	7,884
Tata Motors Ltd. (a)	651	4,073
Tata Steel Ltd. (c)	183	2,030
Tata Steel Ltd.:
rights 4/30/18(a)	29	0
rights 4/30/18(a)	14	0
Tech Mahindra Ltd.	262	2,525
Titan Co. Ltd. (a)	156	2,134
Ultratech Cemco Ltd.	36	2,482
United Spirits Ltd. (a)	40	2,068
UPL Ltd. (a)	174	2,059
Vedanta Ltd. (a)	509	2,726
Wipro Ltd.	472	2,263
Yes Bank Ltd.	601	3,351
Zee Entertainment Enterprises Ltd. (a)	229	2,139

TOTAL INDIA		172,697

Indonesia - 0.5%
PT Astra International Tbk	8,800	5,587
PT Bank Central Asia Tbk	3,800	6,450
PT Bank Mandiri (Persero) Tbk	9,000	5,479
PT Bank Negara Indonesia (Persero) Tbk	5,100	3,581
PT Bank Rakyat Indonesia Tbk	25,500	7,047
PT Indofood Sukses Makmur Tbk	3,400	1,968
PT Telkomunikasi Indonesia Tbk Series B	18,300	5,453
PT Unilever Indonesia Tbk	1,100	4,470
PT United Tractors Tbk	900	2,615

TOTAL INDONESIA		42,650

Ireland - 0.4%
AIB Group PLC	325	2,266
Bank Ireland Group PLC (a)	500	4,879
CRH PLC	285	10,584
DCC PLC (United Kingdom)	47	4,942
James Hardie Industries PLC CDI	74	1,301
Kerry Group PLC Class A	67	7,133
Paddy Power Betfair PLC (Ireland)	41	4,754

TOTAL IRELAND		35,859

Isle of Man - 0.1%
Genting Singapore PLC	3,500	3,602
NEPI Rockcastle PLC	257	3,491

TOTAL ISLE OF MAN		7,093

Israel - 0.3%
Bank Hapoalim BM (Reg.)	602	4,507
Bank Leumi le-Israel BM	868	5,338
Bezeq The Israel Telecommunication Corp. Ltd.	1,181	1,950
Check Point Software Technologies Ltd. (a)	49	5,067
NICE Systems Ltd.	30	2,739
Teva Pharmaceutical Industries Ltd. sponsored ADR	278	5,674

TOTAL ISRAEL		25,275

Italy - 1.3%
Assicurazioni Generali SpA	393	7,792
Atlantia SpA	183	6,062
Davide Campari-Milano SpA	259	2,061
Enel SpA	2,767	17,591
Eni SpA	769	13,844
Intesa Sanpaolo SpA	3,619	14,220
Intesa Sanpaolo SpA (Risparmio Shares)	1,324	5,050
Leonardo SpA	84	1,014
Luxottica Group SpA	71	4,566
Mediobanca SpA	122	1,483
Poste Italiane SpA (b)	208	1,721
Prysmian SpA	77	2,709
Recordati SpA	71	3,232
Snam Rete Gas SpA	917	4,462
Telecom Italia SpA (a)	6,080	5,471
Terna SpA	278	1,673
UniCredit SpA	695	15,313
UniCredit SpA rights 2/21/18 (a)	695	3

TOTAL ITALY		108,267

Japan - 15.8%
AEON Co. Ltd.	200	3,414
Aisin Seiki Co. Ltd.	100	5,853
Ajinomoto Co., Inc.	300	5,707
Alfresa Holdings Corp.	100	2,434
All Nippon Airways Ltd.	100	4,080
Alps Electric Co. Ltd.	100	2,890
Amada Holdings Co. Ltd.	200	2,975
Asahi Glass Co. Ltd.	100	4,404
Asahi Group Holdings	100	5,052
Asahi Kasei Corp.	600	7,872
Astellas Pharma, Inc.	700	9,206
Bandai Namco Holdings, Inc.	100	3,273
Bridgestone Corp.	300	14,642
Brother Industries Ltd.	100	2,569
Canon, Inc.	400	15,960
Central Japan Railway Co.	100	18,996
Chubu Electric Power Co., Inc.	400	5,041
Chugai Pharmaceutical Co. Ltd.	100	5,285
Coca-Cola West Co. Ltd.	100	3,543
Concordia Financial Group Ltd.	200	1,220
Dai Nippon Printing Co. Ltd.	100	2,236
Dai-ichi Mutual Life Insurance Co.	400	8,435
Daiichi Sankyo Kabushiki Kaisha	200	6,715
Daikin Industries Ltd.	100	12,066
Daiwa House Industry Co. Ltd.	200	7,922
Daiwa Securities Group, Inc.	1,000	7,199
DENSO Corp.	200	12,573
Dentsu, Inc.	100	4,487
Don Quijote Holdings Co. Ltd.	100	5,541
East Japan Railway Co.	100	9,981
Eisai Co. Ltd.	100	5,691
Electric Power Development Co. Ltd.	100	2,851
Fanuc Corp.	100	27,142
Fujifilm Holdings Corp.	200	7,709
Fujitsu Ltd.	1,000	7,384
Hamamatsu Photonics K.K.	100	3,711
Hankyu Hanshin Holdings, Inc.	100	4,040
Hitachi Ltd.	2,000	15,960
Honda Motor Co. Ltd.	600	21,159
Hoya Corp.	100	5,136
Idemitsu Kosan Co. Ltd.	100	3,754
IHI Corp.	100	3,359
INPEX Corp.	400	5,217
Isetan Mitsukoshi Holdings Ltd.	200	2,403
Isuzu Motors Ltd.	200	3,387
Itochu Corp.	600	11,806
J. Front Retailing Co. Ltd.	100	1,838
Japan Airlines Co. Ltd.	100	3,779
Japan Exchange Group, Inc.	200	3,612
Japan Post Holdings Co. Ltd.	600	7,173
Japan Real Estate Investment Corp.	1	5,159
Japan Retail Fund Investment Corp.	2	3,992
Japan Tobacco, Inc.	400	13,256
JFE Holdings, Inc.	200	4,755
JSR Corp.	100	2,377
JTEKT Corp.	100	1,796
JX Holdings, Inc.	1,300	8,655
Kansai Electric Power Co., Inc.	300	3,738
Kansai Paint Co. Ltd.	100	2,473
Kao Corp.	200	13,898
Kawasaki Heavy Industries Ltd.	100	4,141
KDDI Corp.	600	15,227
Keihin Electric Express Railway Co. Ltd.	100	1,976
Kikkoman Corp.	100	4,152
Kintetsu Group Holdings Co. Ltd.	100	3,959
Kirin Holdings Co. Ltd.	300	7,515
Komatsu Ltd.	300	11,791
Konami Holdings Corp.	100	5,762
Konica Minolta, Inc.	200	2,002
Kubota Corp.	400	8,175
Kuraray Co. Ltd.	200	3,757
Kyocera Corp.	100	6,676
Kyowa Hakko Kirin Co., Ltd.	200	3,902
Kyushu Electric Power Co., Inc.	300	3,298
Kyushu Railway Co.	100	3,216
Lion Corp.	200	3,753
LIXIL Group Corp.	100	2,818
M3, Inc.	100	3,666
Makita Corp.	100	4,724
Marubeni Corp.	400	3,008
Mazda Motor Corp.	300	4,226
Mebuki Financial Group, Inc.	900	4,109
Meiji Holdings Co. Ltd.	100	8,387
Minebea Mitsumi, Inc.	100	2,276
Misumi Group, Inc.	100	3,028
Mitsubishi Chemical Holdings Corp.	600	6,544
Mitsubishi Corp.	500	14,013
Mitsubishi Electric Corp.	600	11,042
Mitsubishi Estate Co. Ltd.	400	7,694
Mitsubishi Heavy Industries Ltd.	100	3,774
Mitsubishi Materials Corp.	100	3,723
Mitsubishi Motors Corp. of Japan	400	2,976
Mitsubishi Tanabe Pharma Corp.	100	2,034
Mitsubishi UFJ Financial Group, Inc.	4,100	31,002
Mitsui & Co. Ltd.	600	10,557
Mitsui Chemicals, Inc.	200	6,306
Mitsui Fudosan Co. Ltd.	300	7,901
Mitsui OSK Lines Ltd.	100	3,602
Mizuho Financial Group, Inc.	8,200	15,545
MS&AD Insurance Group Holdings, Inc.	200	6,832
Murata Manufacturing Co. Ltd.	100	14,788
Nabtesco Corp.	100	4,755
Nagoya Railroad Co. Ltd.	100	2,640
NEC Corp.	100	3,024
Nexon Co. Ltd. (a)	100	3,341
NGK Insulators Ltd.	200	4,092
Nidec Corp.	100	16,094
Nikon Corp.	200	3,900
Nippon Building Fund, Inc.	1	5,365
Nippon Paint Holdings Co. Ltd.	100	3,594
Nippon Steel & Sumitomo Metal Corp.	300	7,657
Nippon Telegraph & Telephone Corp.	200	9,577
Nippon Yusen KK (a)	100	2,514
Nissan Motor Co. Ltd.	800	8,570
Nitto Denko Corp.	100	9,188
NKSJ Holdings, Inc.	100	4,015
Nomura Holdings, Inc.	1,300	8,487
Nomura Real Estate Master Fund, Inc.	2	2,784
Nomura Research Institute Ltd.	100	4,617
NSK Ltd.	100	1,658
NTT Data Corp.	200	2,361
NTT DOCOMO, Inc.	500	12,424
Obayashi Corp.	200	2,415
Odakyu Electric Railway Co. Ltd.	100	2,209
Olympus Corp.	100	3,852
OMRON Corp.	100	6,268
Ono Pharmaceutical Co. Ltd.	100	2,471
Oriental Land Co. Ltd.	100	9,774
ORIX Corp.	500	9,366
Osaka Gas Co. Ltd.	200	3,979
Otsuka Holdings Co. Ltd.	200	8,885
Panasonic Corp.	700	10,393
Pola Orbis Holdings, Inc.	100	3,915
Rakuten, Inc.	400	3,620
Recruit Holdings Co. Ltd.	400	9,768
Renesas Electronics Corp. (a)	300	3,535
Resona Holdings, Inc.	900	5,450
Ricoh Co. Ltd.	300	2,957
Santen Pharmaceutical Co. Ltd.	200	3,248
Secom Co. Ltd.	100	7,664
Seiko Epson Corp.	100	2,436
Sekisui Chemical Co. Ltd.	100	1,912
Sekisui House Ltd.	100	1,837
Seven & i Holdings Co. Ltd.	300	12,378
Sharp Corp. (a)	100	3,743
Shimadzu Corp.	100	2,540
SHIMIZU Corp.	400	4,114
Shin-Etsu Chemical Co. Ltd.	100	11,442
Shionogi & Co. Ltd.	100	5,535
Shiseido Co. Ltd.	200	10,271
SoftBank Corp.	300	24,926
Sony Corp.	400	19,184
Stanley Electric Co. Ltd.	100	4,070
Start Today Co. Ltd.	100	2,955
Subaru Corp.	200	6,662
Sumco Corp.	100	2,722
Sumitomo Chemical Co. Ltd.	1,000	7,358
Sumitomo Corp.	400	6,916
Sumitomo Electric Industries Ltd.	300	5,135
Sumitomo Heavy Industries Ltd.	100	4,586
Sumitomo Metal Mining Co. Ltd.	100	4,695
Sumitomo Mitsui Financial Group, Inc.	500	22,518
Sumitomo Mitsui Trust Holdings, Inc.	100	4,164
Suntory Beverage & Food Ltd.	100	4,796
Suzuki Motor Corp.	100	5,744
Sysmex Corp.	100	7,872
T&D Holdings, Inc.	200	3,586
Taiheiyo Cement Corp.	100	4,244
Taisei Corp.	100	5,104
Takeda Pharmaceutical Co. Ltd.	300	17,572
TDK Corp.	100	9,257
Temp Holdings Co., Ltd.	100	2,499
Terumo Corp.	100	4,894
The Suruga Bank Ltd.	100	2,027
THK Co. Ltd.	100	4,178
Tohoku Electric Power Co., Inc.	200	2,589
Tokio Marine Holdings, Inc.	200	9,456
Tokyo Electric Power Co., Inc. (a)	500	2,030
Tokyo Electron Ltd.	100	18,864
Tokyo Gas Co. Ltd.	200	4,772
Tokyu Corp.	500	8,387
Toray Industries, Inc.	400	3,990
Toshiba Corp. (a)	2,000	5,723
Tosoh Corp.	100	2,302
Toto Ltd.	100	5,742
Toyota Industries Corp.	100	6,537
Toyota Motor Corp.	900	62,008
Toyota Tsusho Corp.	100	4,064
Trend Micro, Inc.	100	5,413
Unicharm Corp.	100	2,679
United Urban Investment Corp.	2	3,163
USS Co. Ltd.	200	4,479
West Japan Railway Co.	100	7,522
Yahoo! Japan Corp.	600	2,894
Yamada Denki Co. Ltd.	600	3,563
Yamaha Corp.	100	4,135
Yamaha Motor Co. Ltd.	100	3,341
Yamato Holdings Co. Ltd.	100	2,582
Yaskawa Electric Corp.	100	5,175
Yokogawa Electric Corp.	100	2,133

TOTAL JAPAN		1,330,499

Korea (South) - 3.4%
AMOREPACIFIC Corp.	6	1,680
AMOREPACIFIC Group, Inc.	15	1,991
Celltrion, Inc.	37	10,919
Cheil Industries, Inc.	36	4,778
Coway Co. Ltd.	25	2,225
E-Mart Co. Ltd.	13	3,536
Hana Financial Group, Inc.	127	6,185
Hankook Tire Co. Ltd.	54	2,701
Hanmi Pharm Co. Ltd.	4	2,232
Hyundai Heavy Industries Co. Ltd. (a)	5	650
Hyundai Mobis	27	6,247
Hyundai Motor Co.	52	7,874
Hyundai Robotics Co. Ltd.	1	427
Hyundai Steel Co.	70	3,730
Industrial Bank of Korea	138	2,148
Kakao Corp.	15	1,963
Kangwon Land, Inc.	58	1,759
KB Financial Group, Inc.	146	9,165
Kia Motors Corp.	147	4,761
Korea Aerospace Industries Ltd.	42	2,065
Korea Electric Power Corp.	123	4,107
Korea Zinc Co. Ltd.	4	1,926
KT&G Corp.	57	5,674
LG Chemical Ltd.	23	9,288
LG Corp.	36	2,998
LG Display Co. Ltd.	96	2,878
LG Electronics, Inc.	47	4,503
LG Household & Health Care Ltd.	4	4,401
Lotte Chemical Corp.	9	3,533
Mirae Asset Daewoo Co. Ltd.	197	2,072
Mirae Asset Daewoo Co. Ltd. rights 2/22/18 (a)(c)	38	11
NAVER Corp.	11	9,357
NCSOFT Corp.	9	3,718
POSCO	29	10,325
S-Oil Corp.	29	3,334
Samsung Biologics Co. Ltd. (a)(b)	6	2,459
Samsung Electro-Mechanics Co. Ltd.	39	3,883
Samsung Electronics Co. Ltd.	37	86,292
Samsung Fire & Marine Insurance Co. Ltd.	6	1,621
Samsung Life Insurance Co. Ltd.	28	3,376
Samsung SDI Co. Ltd.	22	4,051
Samsung SDS Co. Ltd.	19	4,556
Shinhan Financial Group Co. Ltd.	168	8,325
SillaJen, Inc. (a)	20	1,980
SK C&C Co. Ltd.	17	5,061
SK Energy Co. Ltd.	22	4,205
SK Hynix, Inc.	206	14,153
SK Telecom Co. Ltd.	12	2,974
Woori Bank	130	2,048

TOTAL KOREA (SOUTH)		290,145

Luxembourg - 0.3%
ArcelorMittal SA (Netherlands) (a)	262	9,506
Eurofins Scientific SA	6	3,911
Millicom International Cellular SA (depository receipt)	48	3,579
SES SA (France) (depositary receipt)	177	2,762
Tenaris SA	182	3,179

TOTAL LUXEMBOURG		22,937

Malaysia - 0.5%
Axiata Group Bhd	2,830	4,128
Bumiputra-Commerce Holdings Bhd	1,330	2,472
DiGi.com Bhd	1,700	2,157
Genting Bhd	1,400	3,456
Genting Malaysia Bhd	2,200	3,107
IHH Healthcare Bhd	1,500	2,311
IJM Corp. Bhd	2,500	1,980
Malayan Banking Bhd	1,020	2,641
Petronas Gas Bhd	700	3,212
Public Bank Bhd	1,200	6,761
Sime Darby Bhd	1,800	1,412
Sime Darby Plantation Bhd (a)	1,800	2,538
Sime Darby Property Bhd (a)	1,800	729
Tenaga Nasional Bhd	1,700	6,877

TOTAL MALAYSIA		43,781

Mexico - 0.8%
Alfa SA de CV Series A	2,600	3,263
America Movil S.A.B. de CV Series L	10,700	10,026
Banco Santander Mexico SA	1,800	2,834
CEMEX S.A.B. de CV unit	5,280	4,392
Coca-Cola FEMSA S.A.B. de CV Series L	400	3,057
Fibra Uno Administracion SA de CV	1,500	2,361
Fomento Economico Mexicano S.A.B. de CV unit	700	6,827
Grupo Aeroportuario del Pacifico S.A.B. de CV Series B	300	3,137
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	140	2,725
Grupo Bimbo S.A.B. de CV Series A	1,200	2,927
Grupo Financiero Banorte S.A.B. de CV Series O	1,000	6,425
Grupo Financiero Inbursa S.A.B. de CV Series O	1,700	3,008
Grupo Mexico SA de CV Series B	1,400	4,963
Grupo Televisa SA de CV	1,100	4,552
Wal-Mart de Mexico SA de CV Series V	1,800	4,511

TOTAL MEXICO		65,008

Multi-National - 0.0%
HKT Trust/HKT Ltd. unit	2,000	2,493
Netherlands - 2.9%
ABN AMRO Group NV GDR	154	5,218
AEGON NV	763	5,214
AerCap Holdings NV (a)	49	2,651
Airbus Group NV	204	23,460
Akzo Nobel NV	81	7,585
Altice NV Class A (a)	101	1,085
ASML Holding NV (Netherlands)	142	28,789
CNH Industrial NV	366	5,414
EXOR NV	31	2,395
Ferrari NV	44	5,246
Fiat Chrysler Automobiles NV	426	10,293
Heineken Holding NV	45	4,777
Heineken NV (Bearer)	75	8,433
ING Groep NV (Certificaten Van Aandelen)	1,283	25,192
Koninklijke Ahold Delhaize NV	427	9,527
Koninklijke Boskalis Westminster NV	78	3,112
Koninklijke DSM NV	70	7,233
Koninklijke KPN NV	1,396	4,892
Koninklijke Philips Electronics NV	306	12,472
NN Group NV	115	5,426
NXP Semiconductors NV (a)	119	14,318
QIAGEN NV (Germany)	36	1,204
Randstad Holding NV	17	1,201
RELX NV	320	7,118
Steinhoff International Holdings NV (South Africa)	1,112	642
STMicroelectronics NV (France)	241	5,755
Unilever NV (Certificaten Van Aandelen) (Bearer)	547	31,574
Wolters Kluwer NV	133	7,039

TOTAL NETHERLANDS		247,265

New Zealand - 0.1%
Auckland International Airport Ltd.	393	1,939
Fisher & Paykel Healthcare Corp.	226	2,223
Fletcher Building Ltd.	501	2,884
Spark New Zealand Ltd.	700	1,852

TOTAL NEW ZEALAND		8,898

Norway - 0.5%
DNB ASA	364	7,385
Marine Harvest ASA	215	3,722
Norsk Hydro ASA	577	4,206
Orkla ASA	405	4,214
Schibsted ASA (B Shares)	82	2,473
Statoil ASA	444	10,404
Telenor ASA	284	6,650
Yara International ASA	93	4,470

TOTAL NORWAY		43,524

Papua New Guinea - 0.0%
Oil Search Ltd. ADR	554	3,379
Philippines - 0.3%
Ayala Corp.	230	4,701
Ayala Land, Inc.	4,200	3,618
BDO Unibank, Inc.	1,030	3,067
JG Summit Holdings, Inc.	1,910	2,844
SM Investments Corp.	200	3,990
SM Prime Holdings, Inc.	4,300	3,088

TOTAL PHILIPPINES		21,308

Poland - 0.3%
Bank Polska Kasa Opieki SA	113	4,590
Bank Zachodni WBK SA	19	2,385
KGHM Polska Miedz SA (Bearer)	130	4,276
Polski Koncern Naftowy Orlen SA	138	4,476
Powszechna Kasa Oszczednosci Bank SA (a)	389	5,309
Powszechny Zaklad Ubezpieczen SA	217	2,967

TOTAL POLAND		24,003

Portugal - 0.1%
Energias de Portugal SA	526	1,847
Galp Energia SGPS SA Class B	86	1,641
Jeronimo Martins SGPS SA	153	3,259

TOTAL PORTUGAL		6,747

Qatar - 0.1%
Industries Qatar QSC (a)	114	3,432
Masraf al Rayan (a)	300	3,329
Qatar National Bank SAQ	120	4,456

TOTAL QATAR		11,217

Russia - 0.8%
Gazprom OAO	3,930	10,023
Lukoil PJSC	159	10,525
Magnit OJSC GDR (Reg. S)	118	2,655
MMC Norilsk Nickel PJSC	20	4,130
Mobile TeleSystems OJSC sponsored ADR	350	4,249
NOVATEK OAO GDR (Reg. S)	51	6,788
Rosneft Oil Co. OJSC	390	2,381
Sberbank of Russia	3,505	16,472
Surgutneftegas OJSC	8,900	4,550
Tatneft PAO	460	4,625
Tatneft PAO sponsored ADR	33	2,000
VTB Bank OJSC (a)	2,190,000	1,925

TOTAL RUSSIA		70,323

Singapore - 0.8%
Ascendas Real Estate Investment Trust	2,300	4,839
CapitaLand Ltd.	900	2,635
CapitaMall Trust	2,000	3,202
DBS Group Holdings Ltd.	602	12,115
Keppel Corp. Ltd.	300	1,983
Oversea-Chinese Banking Corp. Ltd.	1,000	9,857
Singapore Airlines Ltd.	300	2,587
Singapore Press Holdings Ltd.	1,300	2,616
Singapore Technologies Engineering Ltd.	800	2,055
Singapore Telecommunications Ltd.	3,500	9,445
United Overseas Bank Ltd.	503	10,518
Wilmar International Ltd.	1,200	2,927

TOTAL SINGAPORE		64,779

South Africa - 1.6%
AngloGold Ashanti Ltd.	187	2,079
Aspen Pharmacare Holdings Ltd.	212	4,844
Barclays Africa Group Ltd.	320	4,865
Bidcorp Ltd.	135	3,022
Bidvest Group Ltd.	236	4,980
Discovery Ltd.	172	2,452
FirstRand Ltd.	1,266	7,107
Mr Price Group Ltd.	229	5,529
MTN Group Ltd.	653	7,243
Naspers Ltd. Class N	156	44,543
Nedbank Group Ltd.	113	2,518
Novus Holdings Ltd.	58	24
Remgro Ltd.	251	5,006
Sanlam Ltd.	730	5,435
Sappi Ltd.	306	2,205
Sasol Ltd.	211	7,582
Shoprite Holdings Ltd.	218	4,541
Standard Bank Group Ltd.	525	8,893
Truworths International Ltd.	524	4,335
Vodacom Group Ltd.	147	2,029
Woolworths Holdings Ltd.	835	4,523

TOTAL SOUTH AFRICA		133,755

Spain - 2.2%
Abertis Infraestructuras SA	289	7,004
ACS Actividades de Construccion y Servicios SA	110	4,401
ACS Actividades de Construccion y Servicios SA rights 2/2/18 (a)	110	58
Aena Sme SA	23	5,010
Amadeus IT Holding SA Class A	133	10,317
Banco Bilbao Vizcaya Argentaria SA	1,920	18,018
Banco de Sabadell SA	2,026	4,814
Banco Santander SA (Spain)	5,573	41,397
Bankia SA	385	1,950
Bankinter SA	181	2,081
CaixaBank SA	1,323	7,136
Enagas SA	85	2,316
Endesa SA	174	3,910
Ferrovial SA	208	4,771
Gas Natural SDG SA	68	1,571
Grifols SA	72	2,316
Iberdrola SA	2,163	17,611
Inditex SA	406	14,528
International Consolidated Airlines Group SA	253	2,299
Red Electrica Corporacion SA	211	4,472
Repsol SA	451	8,486
Telefonica SA	1,658	17,009

TOTAL SPAIN		181,475

Sweden - 1.8%
Alfa Laval AB	111	2,912
ASSA ABLOY AB (B Shares)	318	7,049
Atlas Copco AB:
(A Shares)	169	7,925
(B Shares)	200	8,345
Boliden AB	129	4,679
Electrolux AB (B Shares)	98	3,460
Essity AB Class B	230	6,888
Getinge AB (B Shares)	146	1,999
H&M Hennes & Mauritz AB (B Shares)	309	5,468
Hexagon AB (B Shares)	86	5,122
Husqvarna AB (B Shares)	296	3,089
Investor AB (B Shares)	148	7,233
Kinnevik AB (B Shares)	52	1,897
Lundin Petroleum AB	110	2,740
Nordea Bank AB	1,045	12,896
Sandvik AB	461	9,077
Securitas AB (B Shares)	121	2,240
Skandinaviska Enskilda Banken AB (A Shares)	433	5,470
Skanska AB (B Shares)	174	3,536
SKF AB (B Shares)	63	1,557
Svenska Handelsbanken AB (A Shares)	573	8,337
Swedbank AB (A Shares)	334	8,537
Swedish Match Co. AB	90	3,646
Tele2 AB (B Shares)	192	2,401
Telefonaktiebolaget LM Ericsson (B Shares)	1,063	6,837
TeliaSonera AB	884	4,437
Volvo AB (B Shares)	594	12,125

TOTAL SWEDEN		149,902

Switzerland - 5.3%
ABB Ltd. (Reg.)	577	16,083
Adecco SA (Reg.)	76	6,253
Baloise Holdings AG	40	6,545
Clariant AG (Reg.)	74	2,118
Coca-Cola HBC AG	99	3,326
Compagnie Financiere Richemont SA Series A	183	17,553
Credit Suisse Group AG	858	16,595
Dufry AG (a)	9	1,399
Ems-Chemie Holding AG	4	2,940
Galenica AG	18	2,649
Geberit AG (Reg.)	13	6,160
Givaudan SA	4	9,627
Julius Baer Group Ltd.	88	6,045
Kuehne & Nagel International AG	9	1,653
Lafargeholcim Ltd. (Reg.)	153	9,370
Lindt & Spruengli AG (participation certificate)	1	6,264
Lonza Group AG	29	8,067
Nestle SA (Reg. S)	1,070	92,429
Novartis AG	762	68,776
Partners Group Holding AG	7	5,441
Roche Holding AG (participation certificate)	246	60,780
Schindler Holding AG:
(participation certificate)	7	1,755
(Reg.)	19	4,626
SGS SA (Reg.)	1	2,689
Sika AG	1	8,665
Sonova Holding AG Class B	30	4,838
Straumann Holding AG	5	3,820
Swatch Group AG (Bearer)	12	5,499
Swatch Group AG (Bearer) (Reg.)	30	2,593
Swiss Life Holding AG	12	4,506
Swiss Prime Site AG	58	5,608
Swiss Re Ltd.	116	11,441
Swisscom AG	7	3,824
UBS Group AG	1,233	25,038
Zurich Insurance Group AG	46	15,118

TOTAL SWITZERLAND		450,093

Taiwan - 2.7%
Advanced Semiconductor Engineering, Inc.	4,000	5,670
AU Optronics Corp.	5,000	2,375
Cathay Financial Holding Co. Ltd.	4,000	7,485
China Development Finance Holding Corp.	10,000	3,667
China Life Insurance Co. Ltd.	3,270	3,362
China Steel Corp.	6,000	5,120
Chinatrust Financial Holding Co. Ltd.	4,000	2,920
Chunghwa Telecom Co. Ltd.	2,000	7,429
Delta Electronics, Inc.	1,000	5,038
E.SUN Financial Holdings Co. Ltd.	7,518	4,947
First Financial Holding Co. Ltd.	6,120	4,226
Formosa Chemicals & Fibre Corp.	1,000	3,736
Formosa Petrochemical Corp.	1,000	4,250
Formosa Plastics Corp.	1,000	3,547
Fubon Financial Holding Co. Ltd.	3,000	5,572
Hon Hai Precision Industry Co. Ltd. (Foxconn)	6,000	18,959
Hua Nan Financial Holdings Co. Ltd.	5,250	3,131
Innolux Corp.	6,000	2,827
Lite-On Technology Corp.	2,000	2,934
MediaTek, Inc.	1,000	10,247
Mega Financial Holding Co. Ltd.	3,000	2,601
Nan Ya Plastics Corp.	1,000	2,745
Pegatron Corp.	1,000	2,707
Quanta Computer, Inc.	1,000	2,176
Taishin Financial Holdings Co. Ltd.	6,257	3,152
Taiwan Cement Corp.	3,000	3,871
Taiwan Cooperative Financial Holding Co. Ltd.	6,180	3,675
Taiwan Mobile Co. Ltd.	1,000	3,821
Taiwan Semiconductor Manufacturing Co. Ltd.	9,000	78,562
Unified-President Enterprises Corp.	2,000	4,798
United Microelectronics Corp.	4,000	1,950
WPG Holding Co. Ltd.	2,000	2,725
Yuanta Financial Holding Co. Ltd.	7,000	3,359

TOTAL TAIWAN		223,584

Thailand - 0.5%
Advanced Info Service PCL (For. Reg.)	400	2,458
Airports of Thailand PCL (For. Reg.)	2,000	4,470
C.P. ALL PCL (For. Reg.)	2,800	7,130
Central Pattana PCL (For. Reg.)	900	2,385
Kasikornbank PCL (For. Reg.)	700	5,163
PTT Exploration and Production PCL (For. Reg.)	1,100	4,179
PTT Global Chemical PCL (For. Reg.)	1,400	4,302
PTT PCL (For. Reg.)	500	7,854
Siam Cement PCL (For. Reg.)	200	3,142
Siam Commercial Bank PCL (For. Reg.)	500	2,514

TOTAL THAILAND		43,597

Turkey - 0.3%
Akbank T.A.S.	714	2,076
Bim Birlesik Magazalar A/S JSC	111	2,221
Haci Omer Sabanci Holding A/S	481	1,469
Koc Holding A/S	667	3,249
Petkim Petrokimya Holding A/S	1,000	2,114
Tupras Turkiye Petrol Rafinerileri A/S	63	1,935
Turkcell Iletisim Hizmet A/S	822	3,416
Turkiye Garanti Bankasi A/S	900	2,944
Turkiye Is Bankasi A/S Series C	954	2,044

TOTAL TURKEY		21,468

United Arab Emirates - 0.1%
Abu Dhabi Commercial Bank PJSC	1,081	2,134
Dubai Islamic Bank Pakistan Ltd. (a)	1,385	2,300
Emaar Properties PJSC	1,013	1,815
Emirates Telecommunications Corp.	347	1,682
National Bank of Abu Dhabi PJSC (a)	1,393	4,248

TOTAL UNITED ARAB EMIRATES		12,179

United Kingdom - 10.7%
3i Group PLC	359	4,748
Admiral Group PLC	77	2,020
Anglo American PLC (United Kingdom)	468	11,353
Antofagasta PLC	222	2,935
Ashtead Group PLC	239	7,143
Associated British Foods PLC	116	4,501
AstraZeneca PLC (United Kingdom)	468	32,485
Auto Trader Group PLC (b)	558	2,853
Aviva PLC	1,295	9,448
BAE Systems PLC	1,080	9,112
Barclays PLC	5,804	16,506
Barratt Developments PLC	570	4,736
Berkeley Group Holdings PLC	51	2,872
BHP Billiton PLC	742	16,525
BP PLC	6,600	47,087
British American Tobacco PLC (United Kingdom)	796	54,404
British Land Co. PLC	163	1,547
BT Group PLC	3,014	11,012
Bunzl PLC	121	3,539
Burberry Group PLC	183	4,103
Capita Group PLC	127	329
Carnival PLC	81	5,715
Centrica PLC	2,359	4,470
Cobham PLC (a)	1,678	3,115
Coca-Cola European Partners PLC	97	3,896
Compass Group PLC	509	10,714
ConvaTec Group PLC (b)	733	2,104
Croda International PLC	48	3,056
Diageo PLC	838	30,162
Direct Line Insurance Group PLC	338	1,772
Fresnillo PLC	142	2,710
G4S PLC (United Kingdom)	307	1,239
GKN PLC	928	5,570
GlaxoSmithKline PLC	1,687	31,402
Hammerson PLC	662	4,634
Hargreaves Lansdown PLC	165	4,352
HSBC Holdings PLC (United Kingdom)	6,782	72,355
IMI PLC	189	3,566
Imperial Tobacco Group PLC	336	13,828
InterContinental Hotel Group PLC	76	5,085
Intertek Group PLC	73	5,207
Investec PLC	395	3,068
ITV PLC	1,758	4,168
J Sainsbury PLC	790	2,832
John Wood Group PLC	240	2,207
Johnson Matthey PLC	83	4,078
Kingfisher PLC	1,174	5,779
Land Securities Group PLC	318	4,523
Legal & General Group PLC	1,980	7,607
Lloyds Banking Group PLC	25,901	25,590
London Stock Exchange Group PLC	119	6,635
Marks & Spencer Group PLC	285	1,219
Meggitt PLC	324	2,135
Merlin Entertainments PLC (b)	485	2,263
Micro Focus International PLC	127	3,877
Mondi PLC	157	4,184
National Grid PLC	1,083	12,374
Next PLC	74	5,350
Old Mutual PLC	1,968	6,533
Pearson PLC	402	3,957
Persimmon PLC	135	4,796
Prudential PLC	836	22,631
Reckitt Benckiser Group PLC	249	24,046
RELX PLC	412	9,114
Rio Tinto PLC	453	25,215
Rolls-Royce Holdings PLC	526	6,527
Royal Bank of Scotland Group PLC (a)	1,286	5,260
Royal Dutch Shell PLC:
Class A (United Kingdom)	1,542	54,061
Class B (United Kingdom)	1,119	39,694
Royal Mail PLC	366	2,440
RSA Insurance Group PLC	488	4,293
Sage Group PLC	386	4,106
Scottish & Southern Energy PLC	362	6,713
Segro PLC	673	5,556
Severn Trent PLC	99	2,746
SKY PLC	395	5,939
Smith & Nephew PLC	377	6,784
Smiths Group PLC	64	1,453
St. James's Place Capital PLC	317	5,349
Standard Chartered PLC (United Kingdom) (a)	1,155	13,441
Standard Life PLC	758	4,579
Taylor Wimpey PLC	1,705	4,614
Tesco PLC	2,990	8,890
The Weir Group PLC	50	1,568
Travis Perkins PLC	134	2,779
Unilever PLC	385	21,790
United Utilities Group PLC	338	3,542
Vodafone Group PLC	8,602	27,422
Whitbread PLC	83	4,574
WM Morrison Supermarkets PLC	388	1,223

TOTAL UNITED KINGDOM		903,734

United States of America - 0.1%
Yum China Holdings, Inc.	143	6,634
TOTAL COMMON STOCKS
(Cost $6,951,935)		8,009,087

Nonconvertible Preferred Stocks - 1.3%
Brazil - 0.7%
Banco Bradesco SA (PN)	720	9,209
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	100	2,363
Gerdau SA	600	2,712
Itau Unibanco Holding SA	1,200	19,684
Itausa-Investimentos Itau SA (PN)	2,200	9,149
Lojas Americanas SA (PN)	400	2,122
Petroleo Brasileiro SA - Petrobras (PN) (non-vtg.) (a)	2,600	16,077
Telefonica Brasil SA	100	1,690

TOTAL BRAZIL		63,006

Chile - 0.1%
Sociedad Quimica y Minera de Chile SA (PN-B)	73	4,090
Colombia - 0.1%
Bancolombia SA (PN)	471	5,387
Germany - 0.3%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	38	3,713
Henkel AG & Co. KGaA	44	6,151
Porsche Automobil Holding SE (Germany)	76	7,020
Volkswagen AG	49	10,769

TOTAL GERMANY		27,653

Korea (South) - 0.1%
AMOREPACIFIC Corp.	12	1,744
Hyundai Motor Co. Series 2	27	2,625
Samsung Electronics Co. Ltd.	3	5,914

TOTAL KOREA (SOUTH)		10,283

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $84,369)		110,419
	Principal Amount	Value

Government Obligations - 0.6%
United States of America - 0.6%
U.S. Treasury Bills, yield at date of purchase 1.41% 4/12/18(d)
(Cost $49,863)	50,000	49,868
	Shares	Value

Money Market Funds - 2.7%
Fidelity Cash Central Fund, 1.39% (e)
(Cost $225,559)	225,514	225,559
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $7,311,726)		8,394,933
NET OTHER ASSETS (LIABILITIES) - 0.3%(f)		22,898
NET ASSETS - 100%		$8,417,831

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	2	March 2018	$214,550	$7,174	$7,174
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	1	March 2018	62,890	3,574	3,574
TOTAL FUTURES CONTRACTS					$10,748

The notional amount of futures purchased as a percentage of Net Assets is 3.3%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $37,840 or 0.4% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,987.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (f) Includes $4,817 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$319
Total	$319

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$926,110	$555,088	$371,022	$--
Consumer Staples	746,947	329,929	417,018	--
Energy	547,794	277,880	269,914	--
Financials	1,924,847	1,328,245	596,591	11
Health Care	611,482	163,051	448,431	--
Industrials	965,021	484,224	480,797	--
Information Technology	941,083	447,156	493,927	--
Materials	670,918	420,034	248,854	2,030
Real Estate	252,235	208,255	43,980	--
Telecommunication Services	315,239	111,547	203,692	--
Utilities	217,830	153,385	64,445	--
Government Obligations	49,868	--	49,868	--
Money Market Funds	225,559	225,559	--	--
Total Investments in Securities:	$8,394,933	$4,704,353	$3,688,539	$2,041
Derivative Instruments:
Assets
Futures Contracts	$10,748	$10,748	$--	$--
Total Assets	$10,748	$10,748	$--	$--
Total Derivative Instruments:	$10,748	$10,748	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$167,963
Level 2 to Level 1	$102,658

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® U.S. Sustainability Index Fund

January 31, 2018

USY-QTLY-0318
1.9887355.100

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 12.9%
Auto Components - 0.4%
Aptiv PLC	703	$66,701
Autoliv, Inc.	230	35,008
BorgWarner, Inc.	560	31,506
		133,215
Automobiles - 0.8%
Ford Motor Co.	9,795	107,451
Harley-Davidson, Inc.	439	21,274
Tesla, Inc. (a)	352	124,717
		253,442
Distributors - 0.1%
LKQ Corp. (a)	830	34,885
Hotels, Restaurants & Leisure - 2.9%
ARAMARK Holdings Corp.	641	29,364
Darden Restaurants, Inc.	327	31,343
Domino's Pizza, Inc.	128	27,757
Hilton Worldwide Holdings, Inc.	508	43,510
Marriott International, Inc. Class A	835	123,029
McDonald's Corp.	2,132	364,870
Royal Caribbean Cruises Ltd.	455	60,765
Starbucks Corp.	3,803	216,048
Vail Resorts, Inc.	103	22,512
Wyndham Worldwide Corp.	268	33,267
		952,465
Household Durables - 0.4%
Garmin Ltd.	329	20,707
Mohawk Industries, Inc. (a)	164	46,094
Newell Brands, Inc.	1,273	33,658
Whirlpool Corp.	191	34,651
		135,110
Internet & Direct Marketing Retail - 1.7%
Netflix, Inc. (a)	1,137	307,331
Priceline Group, Inc. (a)	129	246,654
		553,985
Leisure Products - 0.2%
Hasbro, Inc.	287	27,142
Mattel, Inc.	864	13,686
Polaris Industries, Inc.	155	17,517
		58,345
Media - 3.0%
Charter Communications, Inc. Class A (a)	510	192,398
Discovery Communications, Inc.:
Class A (a)	474	11,883
Class C (non-vtg.) (a)	475	11,334
Liberty Broadband Corp. Class C (a)	283	27,041
Liberty Global PLC:
Class A (a)	543	20,297
Class C (a)	1,488	53,211
Scripps Networks Interactive, Inc. Class A	217	19,094
The Walt Disney Co.	4,064	441,635
Time Warner, Inc.	2,050	195,468
		972,361
Multiline Retail - 0.3%
Dollar General Corp.	713	73,525
Kohl's Corp.	460	29,794
Nordstrom, Inc.	314	15,483
		118,802
Specialty Retail - 1.7%
Advance Auto Parts, Inc.	198	23,164
AutoNation, Inc. (a)	158	9,515
Best Buy Co., Inc.	713	52,092
CarMax, Inc. (a)	480	34,258
Gap, Inc.	633	21,041
Lowe's Companies, Inc.	2,208	231,244
Ross Stores, Inc.	1,036	85,356
Tiffany & Co., Inc.	325	34,661
Tractor Supply Co.	328	25,010
Ulta Beauty, Inc.	153	33,981
		550,322
Textiles, Apparel & Luxury Goods - 1.4%
Hanesbrands, Inc.	921	20,004
lululemon athletica, Inc. (a)	274	21,430
Michael Kors Holdings Ltd. (a)	386	25,476
NIKE, Inc. Class B	3,463	236,246
PVH Corp.	200	31,016
Tapestry, Inc.	743	34,951
Under Armour, Inc.:
Class A (sub. vtg.) (a)	368	5,100
Class C (non-vtg.) (a)	641	8,237
VF Corp.	892	72,377
		454,837

TOTAL CONSUMER DISCRETIONARY		4,217,769

CONSUMER STAPLES - 7.8%
Beverages - 3.1%
Dr. Pepper Snapple Group, Inc.	474	56,572
PepsiCo, Inc.	3,751	451,245
The Coca-Cola Co.	10,663	507,452
		1,015,269
Food Products - 1.7%
Bunge Ltd.	366	29,071
Campbell Soup Co.	487	22,670
General Mills, Inc.	1,526	89,256
Hormel Foods Corp.	761	26,125
Kellogg Co.	687	46,792
McCormick & Co., Inc. (non-vtg.)	313	34,045
Mondelez International, Inc.	3,972	176,357
The Kraft Heinz Co.	1,603	125,659
		549,975
Household Products - 2.8%
Clorox Co.	333	47,183
Colgate-Palmolive Co.	2,204	163,625
Kimberly-Clark Corp.	934	109,278
Procter & Gamble Co.	6,705	578,910
		898,996
Personal Products - 0.2%
Estee Lauder Companies, Inc. Class A	589	79,491

TOTAL CONSUMER STAPLES		2,543,731

ENERGY - 6.1%
Energy Equipment & Services - 1.2%
Baker Hughes, a GE Co. Class A	1,050	33,758
National Oilwell Varco, Inc.	982	36,020
Schlumberger Ltd.	3,669	269,965
TechnipFMC PLC	1,144	37,134
		376,877
Oil, Gas & Consumable Fuels - 4.9%
Andeavor	383	41,425
Antero Resources Corp. (a)	609	11,833
Apache Corp.	1,009	45,274
Cheniere Energy, Inc. (a)	536	30,316
Cimarex Energy Co.	255	28,611
Concho Resources, Inc. (a)	393	61,874
ConocoPhillips Co.	3,206	188,545
Continental Resources, Inc. (a)	244	13,549
Devon Energy Corp.	1,325	54,815
EOG Resources, Inc.	1,523	175,145
EQT Corp.	669	36,320
Hess Corp.	742	37,478
Kinder Morgan, Inc.	5,303	95,348
Marathon Oil Corp.	2,254	41,000
Marathon Petroleum Corp.	1,334	92,406
Newfield Exploration Co. (a)	515	16,305
Noble Energy, Inc.	1,204	36,746
Occidental Petroleum Corp.	2,012	150,840
ONEOK, Inc.	1,003	59,037
Phillips 66 Co.	1,144	117,146
Pioneer Natural Resources Co.	449	82,127
Range Resources Corp.	597	8,507
The Williams Companies, Inc.	2,182	68,493
Valero Energy Corp.	1,163	111,613
		1,604,753

TOTAL ENERGY		1,981,630

FINANCIALS - 13.7%
Banks - 3.4%
BB&T Corp.	2,130	117,555
CIT Group, Inc.	350	17,742
Citizens Financial Group, Inc.	1,330	61,047
Comerica, Inc.	459	43,706
East West Bancorp, Inc.	390	25,705
Fifth Third Bancorp	1,956	64,744
First Republic Bank	410	36,716
KeyCorp	2,826	60,476
M&T Bank Corp.	358	68,299
Peoples United Financial, Inc.	938	18,450
PNC Financial Services Group, Inc.	1,260	199,105
Regions Financial Corp.	3,171	60,978
Signature Bank (a)	147	22,638
SVB Financial Group (a)	137	33,777
U.S. Bancorp	4,398	251,302
Zions Bancorporation	533	28,798
		1,111,038
Capital Markets - 4.6%
Ameriprise Financial, Inc.	396	66,805
Bank of New York Mellon Corp.	2,723	154,394
BlackRock, Inc. Class A	318	178,652
Charles Schwab Corp.	3,175	169,355
CME Group, Inc.	895	137,365
E*TRADE Financial Corp. (a)	711	37,470
Eaton Vance Corp. (non-vtg.)	316	18,265
Franklin Resources, Inc.	870	36,897
IntercontinentalExchange, Inc.	1,551	114,526
Invesco Ltd.	1,057	38,189
Moody's Corp.	454	73,453
Northern Trust Corp.	574	60,494
Raymond James Financial, Inc.	349	33,640
S&P Global, Inc.	676	122,424
SEI Investments Co.	340	25,551
State Street Corp.	986	108,628
T. Rowe Price Group, Inc.	633	70,662
TD Ameritrade Holding Corp.	659	36,766
The NASDAQ OMX Group, Inc.	313	25,325
		1,508,861
Consumer Finance - 0.9%
Ally Financial, Inc.	1,173	34,920
American Express Co.	1,978	196,613
Discover Financial Services	989	78,922
		310,455
Diversified Financial Services - 0.1%
Voya Financial, Inc.	462	23,982
Insurance - 4.5%
AFLAC, Inc.	1,041	91,816
Allstate Corp.	951	93,930
American Financial Group, Inc.	192	21,761
American International Group, Inc.	2,381	152,194
Aon PLC	691	98,239
Arch Capital Group Ltd. (a)	345	31,374
Arthur J. Gallagher & Co.	469	32,042
Assurant, Inc.	136	12,441
Axis Capital Holdings Ltd.	228	11,521
Chubb Ltd.	1,225	191,284
Hartford Financial Services Group, Inc.	965	56,703
Lincoln National Corp.	587	48,604
Loews Corp.	741	38,273
Marsh & McLennan Companies, Inc.	1,349	112,668
Principal Financial Group, Inc.	746	50,430
Progressive Corp.	1,532	82,881
Prudential Financial, Inc.	1,125	133,673
Reinsurance Group of America, Inc.	164	25,691
RenaissanceRe Holdings Ltd.	102	12,968
The Travelers Companies, Inc.	728	109,142
Willis Group Holdings PLC	338	54,239
XL Group Ltd.	690	25,420
		1,487,294
Mortgage Real Estate Investment Trusts - 0.1%
Annaly Capital Management, Inc.	3,097	32,642
Thrifts & Mortgage Finance - 0.1%
New York Community Bancorp, Inc.	1,338	18,946

TOTAL FINANCIALS		4,493,218

HEALTH CARE - 13.5%
Biotechnology - 3.7%
Amgen, Inc.	1,921	357,402
Biogen, Inc. (a)	557	193,730
BioMarin Pharmaceutical, Inc. (a)	456	41,145
Celgene Corp. (a)	2,061	208,491
Gilead Sciences, Inc.	3,438	288,104
TESARO, Inc. (a)	89	6,004
Vertex Pharmaceuticals, Inc. (a)	664	110,802
		1,205,678
Health Care Equipment & Supplies - 1.4%
Align Technology, Inc. (a)	201	52,662
Becton, Dickinson & Co.	698	169,572
Dentsply Sirona, Inc.	608	36,972
Edwards Lifesciences Corp. (a)	558	70,632
Hologic, Inc. (a)	734	31,342
IDEXX Laboratories, Inc. (a)	231	43,206
ResMed, Inc.	370	37,292
Varian Medical Systems, Inc. (a)	244	31,110
		472,788
Health Care Providers & Services - 2.4%
AmerisourceBergen Corp.	428	42,659
Anthem, Inc.	692	171,512
Cardinal Health, Inc.	820	58,868
Centene Corp. (a)	456	48,901
Cigna Corp.	664	138,344
Envision Healthcare Corp. (a)	321	11,553
HCA Holdings, Inc.	764	77,286
Henry Schein, Inc. (a)	414	31,332
Humana, Inc.	382	107,659
Laboratory Corp. of America Holdings (a)	271	47,290
Quest Diagnostics, Inc.	358	37,884
		773,288
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	853	62,636
Mettler-Toledo International, Inc. (a)	66	44,567
Quintiles Transnational Holdings, Inc. (a)	365	37,299
Waters Corp. (a)	206	44,416
		188,918
Pharmaceuticals - 5.4%
Bristol-Myers Squibb Co.	4,318	270,307
Johnson & Johnson	7,062	975,898
Merck & Co., Inc.	7,180	425,415
Zoetis, Inc. Class A	1,289	98,905
		1,770,525

TOTAL HEALTH CARE		4,411,197

INDUSTRIALS - 10.4%
Aerospace & Defense - 0.5%
Arconic, Inc.	1,028	30,902
L3 Technologies, Inc.	207	43,979
Rockwell Collins, Inc.	427	59,135
TransDigm Group, Inc.	137	43,417
		177,433
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	366	33,474
Expeditors International of Washington, Inc.	476	30,916
United Parcel Service, Inc. Class B	1,813	230,831
		295,221
Airlines - 0.2%
Delta Air Lines, Inc.	492	27,931
Southwest Airlines Co.	376	22,861
		50,792
Building Products - 0.7%
A.O. Smith Corp.	394	26,311
Allegion PLC	249	21,441
Fortune Brands Home & Security, Inc.	410	29,081
Johnson Controls International PLC	2,459	96,221
Lennox International, Inc.	97	21,137
Masco Corp.	856	38,229
		232,420
Commercial Services & Supplies - 0.3%
Waste Management, Inc.	1,163	102,844
Electrical Equipment - 0.8%
Acuity Brands, Inc.	107	16,525
AMETEK, Inc.	610	46,543
Eaton Corp. PLC	1,174	98,581
Rockwell Automation, Inc.	340	67,079
Sensata Technologies Holding BV (a)	434	24,413
		253,141
Industrial Conglomerates - 1.4%
3M Co.	1,569	393,035
Roper Technologies, Inc.	271	76,040
		469,075
Machinery - 3.2%
AGCO Corp.	175	12,709
Caterpillar, Inc.	1,555	253,123
Cummins, Inc.	421	79,148
Deere & Co.	720	119,822
Dover Corp.	407	43,227
Flowserve Corp.	332	15,046
Illinois Tool Works, Inc.	816	141,715
Ingersoll-Rand PLC	672	63,591
PACCAR, Inc.	918	68,446
Parker Hannifin Corp.	352	70,900
Pentair PLC	460	32,890
Snap-On, Inc.	154	26,382
Stanley Black & Decker, Inc.	405	67,323
WABCO Holdings, Inc. (a)	129	19,916
Xylem, Inc.	475	34,324
		1,048,562
Professional Services - 0.3%
IHS Markit Ltd. (a)	1,033	49,305
Manpower, Inc.	171	22,468
Robert Half International, Inc.	341	19,737
		91,510
Road & Rail - 1.7%
AMERCO	17	6,206
CSX Corp.	2,407	136,645
Kansas City Southern	273	30,884
Norfolk Southern Corp.	760	114,669
Union Pacific Corp.	2,106	281,151
		569,555
Trading Companies & Distributors - 0.4%
Fastenal Co.	749	41,165
United Rentals, Inc. (a)	219	39,663
W.W. Grainger, Inc.	145	39,101
		119,929

TOTAL INDUSTRIALS		3,410,482

INFORMATION TECHNOLOGY - 24.1%
Communications Equipment - 1.8%
Cisco Systems, Inc.	13,164	546,833
Motorola Solutions, Inc.	424	42,171
		589,004
Electronic Equipment & Components - 0.8%
Corning, Inc.	2,385	74,460
Dell Technologies, Inc. (a)	529	37,929
Flextronics International Ltd. (a)	1,424	25,646
TE Connectivity Ltd.	934	95,763
Trimble, Inc. (a)	676	29,812
		263,610
Internet Software & Services - 2.9%
Alphabet, Inc. Class C (a)	823	962,861
IT Services - 4.1%
Accenture PLC Class A	1,625	261,138
Automatic Data Processing, Inc.	1,171	144,771
Cognizant Technology Solutions Corp. Class A	1,558	121,493
IBM Corp.	2,331	381,585
MasterCard, Inc. Class A	2,484	419,796
The Western Union Co.	1,240	25,780
		1,354,563
Semiconductors & Semiconductor Equipment - 5.3%
Analog Devices, Inc.	971	89,215
Applied Materials, Inc.	2,812	150,808
Intel Corp.	12,365	595,251
Lam Research Corp.	429	82,162
Marvell Technology Group Ltd.	1,013	23,633
Microchip Technology, Inc.	617	58,751
NVIDIA Corp.	1,579	388,118
Skyworks Solutions, Inc.	476	46,272
Texas Instruments, Inc.	2,606	285,800
		1,720,010
Software - 8.6%
ANSYS, Inc. (a)	220	35,563
Autodesk, Inc. (a)	515	59,544
CA Technologies, Inc.	830	29,756
Citrix Systems, Inc. (a)	395	36,640
Intuit, Inc.	642	107,792
Microsoft Corp.	19,250	1,828,937
Oracle Corp.	8,167	421,336
Salesforce.com, Inc. (a)	1,805	205,608
Symantec Corp.	1,630	44,385
Workday, Inc. Class A (a)	349	41,842
		2,811,403
Technology Hardware, Storage & Peripherals - 0.6%
Hewlett Packard Enterprise Co.	4,295	70,438
HP, Inc.	4,443	103,611
Xerox Corp.	548	18,703
		192,752

TOTAL INFORMATION TECHNOLOGY		7,894,203

MATERIALS - 3.1%
Chemicals - 2.3%
Air Products & Chemicals, Inc.	575	96,813
Albemarle Corp. U.S.	285	31,803
Axalta Coating Systems Ltd. (a)	571	17,987
Celanese Corp. Class A	356	38,505
Eastman Chemical Co.	386	38,283
Ecolab, Inc.	687	94,586
International Flavors & Fragrances, Inc.	210	31,563
LyondellBasell Industries NV Class A	887	106,298
PPG Industries, Inc.	678	80,499
Praxair, Inc.	755	121,925
Sherwin-Williams Co.	222	92,598
The Mosaic Co.	887	24,215
		775,075
Containers & Packaging - 0.6%
Avery Dennison Corp.	230	28,216
Ball Corp.	899	34,414
International Paper Co.	1,019	64,054
Sealed Air Corp.	484	22,917
WestRock Co.	666	44,376
		193,977
Metals & Mining - 0.2%
Nucor Corp.	847	56,715

TOTAL MATERIALS		1,025,767

REAL ESTATE - 2.9%
Equity Real Estate Investment Trusts (REITs) - 2.7%
Alexandria Real Estate Equities, Inc.	250	32,425
American Tower Corp.	1,130	166,901
Boston Properties, Inc.	403	49,855
Brixmor Property Group, Inc.	775	12,578
Camden Property Trust (SBI)	263	22,765
Duke Realty Corp.	957	25,274
Equinix, Inc.	205	93,314
Federal Realty Investment Trust (SBI)	195	23,556
HCP, Inc.	1,253	30,172
Host Hotels & Resorts, Inc.	1,927	40,005
Iron Mountain, Inc.	707	24,766
Liberty Property Trust (SBI)	369	15,280
Prologis, Inc.	1,402	91,284
SBA Communications Corp. Class A (a)	310	54,095
The Macerich Co.	304	19,629
UDR, Inc.	722	26,375
Vornado Realty Trust	455	32,614
Welltower, Inc.	962	57,691
Weyerhaeuser Co.	1,984	74,479
		893,058
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	809	36,963
Jones Lang LaSalle, Inc.	118	18,449
		55,412

TOTAL REAL ESTATE		948,470

TELECOMMUNICATION SERVICES - 2.0%
Diversified Telecommunication Services - 2.0%
CenturyLink, Inc.	2,543	45,291
Verizon Communications, Inc.	10,739	580,658
Zayo Group Holdings, Inc. (a)	468	17,176
		643,125
Wireless Telecommunication Services - 0.0%
Sprint Corp. (a)	2,023	10,783

TOTAL TELECOMMUNICATION SERVICES		653,908

UTILITIES - 2.6%
Electric Utilities - 1.0%
Alliant Energy Corp.	609	24,208
Edison International	870	54,401
Eversource Energy	815	51,418
Pinnacle West Capital Corp.	302	24,145
Southern Co.	2,640	119,090
Xcel Energy, Inc.	1,298	59,241
		332,503
Independent Power and Renewable Electricity Producers - 0.1%
The AES Corp.	1,667	19,271
Multi-Utilities - 1.4%
CenterPoint Energy, Inc.	1,109	31,252
CMS Energy Corp.	778	34,816
Consolidated Edison, Inc.	826	66,377
Dominion Resources, Inc.	1,668	127,502
NiSource, Inc.	890	21,965
Public Service Enterprise Group, Inc.	1,336	69,298
Sempra Energy	624	66,780
WEC Energy Group, Inc.	808	51,954
		469,944
Water Utilities - 0.1%
American Water Works Co., Inc.	460	38,258

TOTAL UTILITIES		859,976

TOTAL COMMON STOCKS
(Cost $29,549,808)		32,440,351

Money Market Funds - 1.7%
Fidelity Cash Central Fund, 1.39% (b)
(Cost $547,525)	547,415	547,525
TOTAL INVESTMENT IN SECURITIES - 100.8%
(Cost $30,097,333)		32,987,876
NET OTHER ASSETS (LIABILITIES) - (0.8)%(c)		(256,619)
NET ASSETS - 100%		$32,731,257

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P 500 Index Contracts (United States)	2	March 2018	$282,580	$10,304	$10,304

The notional amount of futures purchased as a percentage of Net Assets is 0.9%

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (c) Includes $15,150 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,089
Total	$1,089

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

All investments and derivative instruments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® International Sustainability Index Fund

January 31, 2018

ISY-QTLY-0318
1.9887356.100

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 94.0%
	Shares	Value
Australia - 5.8%
AGL Energy Ltd.	1,650	$31,165
Amcor Ltd.	2,725	31,971
AMP Ltd.	7,216	30,527
APA Group unit	2,803	18,205
ASX Ltd.	436	19,232
Aurizon Holdings Ltd.	4,986	18,803
Australia & New Zealand Banking Group Ltd.	7,275	167,542
Bendigo & Adelaide Bank Ltd.	1,023	9,653
BlueScope Steel Ltd.	1,403	16,393
Boral Ltd.	3,011	19,410
Brambles Ltd.	3,827	30,530
Caltex Australia Ltd.	581	16,278
Coca-Cola Amatil Ltd.	1,301	8,782
Cochlear Ltd.	141	19,738
Commonwealth Bank of Australia	4,255	270,420
Computershare Ltd.	1,024	13,780
DEXUS Property Group unit	2,522	19,367
Flight Centre Travel Group Ltd.	94	3,865
Goodman Group unit	4,410	28,748
Healthscope Ltd.	3,307	5,143
Insurance Australia Group Ltd.	5,581	32,560
Lendlease Group unit	1,419	18,112
Macquarie Group Ltd.	802	66,648
Mirvac Group unit	9,586	16,994
National Australia Bank Ltd.	6,657	156,259
Newcrest Mining Ltd.	1,821	33,265
Ramsay Health Care Ltd.	337	18,561
Scentre Group unit	12,893	43,115
SEEK Ltd.	757	11,925
South32 Ltd.	12,308	37,886
SP AusNet	4,376	5,977
Stockland Corp. Ltd. unit	6,066	20,627
Sydney Airport unit	2,473	13,571
Telstra Corp. Ltd.	10,289	30,420
The GPT Group unit	4,423	17,927
Transurban Group unit	5,537	53,630
Wesfarmers Ltd.	2,829	99,870
Westpac Banking Corp.	8,366	208,439
Woodside Petroleum Ltd.	1,989	53,083

TOTAL AUSTRALIA		1,718,421

Austria - 0.1%
OMV AG	355	22,857
Bailiwick of Jersey - 0.4%
Wolseley PLC	606	46,773
WPP PLC	3,149	57,028

TOTAL BAILIWICK OF JERSEY		103,801

Belgium - 0.3%
Colruyt NV	162	8,964
KBC Groep NV	624	59,964
Umicore SA	437	22,983

TOTAL BELGIUM		91,911

Bermuda - 0.2%
Alibaba Pictures Group Ltd. (a)	20,000	2,787
Beijing Enterprises Water Group Ltd.	12,000	8,636
Brilliance China Automotive Holdings Ltd.	8,000	20,453
GOME Electrical Appliances Holdings Ltd.	32,000	4,050
Haier Electronics Group Co. Ltd.	3,000	10,278
Li & Fung Ltd.	14,000	7,141
Shangri-La Asia Ltd.	4,000	10,176
Yue Yuen Industrial (Holdings) Ltd.	2,000	9,025

TOTAL BERMUDA		72,546

Brazil - 0.8%
BM&F BOVESPA SA	5,000	40,929
BR Malls Participacoes SA	2,200	8,873
Brasil Foods SA (a)	1,000	11,095
Cielo SA	3,000	25,311
Companhia Energetica de Minas Gerais (CEMIG) (a)	230	539
Companhia Energetica de Minas Gerais (CEMIG) (a)	13	28
Cosan SA Industria e Comercio	300	4,109
EDP Energias do Brasil SA	500	2,152
Embraer SA	1,600	10,054
ENGIE Brasil Energia SA	300	3,384
Fibria Celulose SA	600	10,335
Hypermarcas SA	1,000	11,406
Klabin SA unit	1,400	7,826
Kroton Educacional SA	3,200	16,321
Localiza Rent A Car SA	1,200	9,710
Lojas Renner SA	1,800	21,390
M. Dias Branco SA	300	5,393
Multiplan Empreendimentos Imobiliarios SA	200	4,554
Natura Cosmeticos SA	300	3,288
Odontoprev SA	500	2,610
Suzano Papel e Celulose SA	1,200	7,782
TIM Participacoes SA	2,000	8,475
Ultrapar Participacoes SA	900	23,034
Weg SA	1,300	9,670

TOTAL BRAZIL		248,268

Canada - 6.8%
Agnico Eagle Mines Ltd. (Canada)	586	27,723
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	1,046	54,724
AltaGas Ltd.	414	9,280
ARC Resources Ltd.	779	8,569
ATCO Ltd. Class I (non-vtg.)	219	7,920
Bank of Montreal	1,584	130,493
Bank of Nova Scotia	2,921	194,068
BlackBerry Ltd. (a)	1,318	16,716
CAE, Inc.	613	11,313
Canadian Imperial Bank of Commerce	1,062	105,216
Canadian National Railway Co.	1,834	146,988
Canadian Tire Ltd. Class A (non-vtg.)	155	21,628
Canadian Utilities Ltd. Class A (non-vtg.)	321	9,502
Cenovus Energy, Inc.	2,591	24,709
CGI Group, Inc. Class A (sub. vtg.) (a)	508	29,076
Empire Co. Ltd. Class A (non-vtg.)	447	8,649
Enbridge, Inc.	4,020	147,171
Encana Corp.	2,333	28,850
Finning International, Inc.	376	10,354
First Capital Realty, Inc.	382	6,388
Fortis, Inc.	1,052	37,171
Franco-Nevada Corp.	466	35,632
Gildan Activewear, Inc.	556	18,909
Hydro One Ltd. (b)	676	12,206
Jean Coutu Group, Inc. Class A (sub. vtg.)	93	1,833
Kinross Gold Corp. (a)	3,272	14,205
Loblaw Companies Ltd.	550	29,794
Magna International, Inc. Class A (sub. vtg.)	834	47,640
Metro, Inc. Class A (sub. vtg.)	633	21,182
National Bank of Canada	824	42,768
Nutrien Ltd. (a)	1,573	82,295
Open Text Corp.	645	22,087
Pembina Pipeline Corp.	1,206	41,112
PrairieSky Royalty Ltd.	451	11,169
Rogers Communications, Inc. Class B (non-vtg.)	871	42,509
Shaw Communications, Inc. Class B	1,017	22,200
Sun Life Financial, Inc.	1,517	65,823
Suncor Energy, Inc.	4,062	147,157
Teck Resources Ltd. Class B (sub. vtg.)	1,344	39,031
TELUS Corp.	505	19,013
The Toronto-Dominion Bank	4,496	273,488

TOTAL CANADA		2,026,561

Cayman Islands - 3.3%
3SBio, Inc. (a)	2,000	4,075
AAC Technology Holdings, Inc.	2,000	33,441
Anta Sports Products Ltd.	3,000	14,458
Chailease Holding Co. Ltd.	3,000	10,086
China Conch Venture Holdings Ltd.	3,500	9,798
China Medical System Holdings Ltd.	3,000	6,435
GCL-Poly Energy Holdings Ltd. (a)	35,000	6,040
Geely Automobile Holdings Ltd.	12,000	38,427
Lee & Man Paper Manufacturing Ltd.	4,000	4,715
Shenzhou International Group Holdings Ltd.	2,000	20,645
Sino Biopharmaceutical Ltd.	10,000	18,434
SOHO China Ltd.	4,500	2,675
Tencent Holdings Ltd.	13,900	821,307

TOTAL CAYMAN ISLANDS		990,536

Chile - 0.3%
Aguas Andinas SA	4,831	3,254
Compania de Petroleos de Chile SA (COPEC)	1,141	19,739
Empresa Nacional de Telecomunicaciones SA (ENTEL)	289	3,453
Empresas CMPC SA	2,753	10,829
Enersis SA	75,648	17,694
LATAM Airlines Group SA	702	12,146
S.A.C.I. Falabella	1,870	19,636

TOTAL CHILE		86,751

China - 2.0%
Air China Ltd. (H Shares)	4,000	5,850
BYD Co. Ltd. (H Shares)	1,500	14,113
China CITIC Bank Corp. Ltd. (H Shares)	20,000	16,465
China Construction Bank Corp. (H Shares)	206,000	236,503
China Everbright Bank Co. Ltd. (H Shares)	2,000	1,133
China Longyuan Power Grid Corp. Ltd. (H Shares)	8,000	5,850
China Merchants Bank Co. Ltd. (H Shares)	9,500	46,573
China Minsheng Banking Corp. Ltd. (H Shares)	15,500	17,734
China Shenhua Energy Co. Ltd. (H Shares)	8,500	26,458
China Southern Airlines Ltd. (H Shares)	6,000	7,823
China Vanke Co. Ltd. (H Shares)	2,600	12,730
CRRC Corp. Ltd. (H Shares)	9,000	8,916
Dongfeng Motor Group Co. Ltd. (H Shares)	6,000	7,839
Guangzhou Automobile Group Co. Ltd. (H Shares)	6,000	13,591
Huaneng Renewables Corp. Ltd. (H Shares)	8,000	2,771
Ping An Insurance (Group) Co. of China Ltd. (H Shares)	12,500	148,048
Shandong Weigao Medical Polymer Co. Ltd. (H Shares)	4,000	2,961
Shanghai Fosun Pharmaceutical (Group) Co. Ltd. (H Shares)	1,000	5,810
Shanghai Pharma Holding Co. Ltd. (H Shares)	2,100	5,503
Sinopharm Group Co. Ltd. (H Shares)	3,200	14,133
Zhejiang Expressway Co. Ltd. (H Shares)	2,000	2,367

TOTAL CHINA		603,171

Colombia - 0.0%
Cementos Argos SA	862	3,432
Interconexion Electrica SA ESP	758	3,819
Inversiones Argos SA	845	6,145

TOTAL COLOMBIA		13,396

Czech Republic - 0.1%
Ceske Energeticke Zavody A/S	368	9,427
Komercni Banka A/S	204	9,369
Telefonica Czech Rep A/S	163	2,274

TOTAL CZECH REPUBLIC		21,070

Denmark - 1.6%
Christian Hansen Holding A/S	244	21,329
Coloplast A/S Series B	285	25,337
DONG Energy A/S (b)	449	27,264
Genmab A/S (a)	146	26,743
ISS Holdings A/S	435	16,973
Novo Nordisk A/S Series B	4,552	252,629
Novozymes A/S Series B	542	30,063
Pandora A/S	274	25,981
Tryg A/S	281	6,839
Vestas Wind Systems A/S	536	36,560

TOTAL DENMARK		469,718

Egypt - 0.0%
Commercial International Bank SAE	691	3,053
Commercial International Bank SAE sponsored GDR	1,718	7,800

TOTAL EGYPT		10,853

Finland - 0.5%
Neste Oyj	313	21,638
Nokian Tyres PLC	271	13,687
Orion Oyj (B Shares)	229	9,183
Stora Enso Oyj (R Shares)	1,296	22,237
UPM-Kymmene Corp.	1,283	43,232
Wartsila Corp.	357	24,404

TOTAL FINLAND		134,381

France - 6.3%
Accor SA	464	26,413
Aeroports de Paris	68	14,124
Air Liquide SA	1,045	140,914
AXA SA	4,722	155,295
BIC SA	73	8,365
Capgemini SA	379	50,325
Carrefour SA	1,387	33,192
Casino Guichard Perrachon SA	139	8,127
CNP Assurances	431	11,045
Compagnie de St. Gobain	1,233	71,666
Danone SA	1,473	126,776
Essilor International SA	512	72,721
Eurazeo SA	104	10,943
Gecina SA	112	21,859
Imerys SA	92	9,857
JCDecaux SA	210	9,089
Kering SA	184	93,160
L'Oreal SA	618	140,489
Lagardere S.C.A. (Reg.)	268	8,358
Michelin CGDE Series B	422	67,483
Natixis SA	2,323	21,152
Orange SA	4,859	87,801
Renault SA	473	52,013
Rexel SA	673	12,132
Schneider Electric SA	1,384	129,677
Suez Environnement SA	937	13,972
Total SA	5,823	337,617
Unibail-Rodamco	247	63,357
Vivendi SA	2,534	74,342
Wendel SA	66	12,300

TOTAL FRANCE		1,884,564

Germany - 6.4%
adidas AG	458	106,504
Allianz SE	1,098	277,713
BASF AG	2,247	263,523
Bayerische Motoren Werke AG (BMW)	813	92,833
Beiersdorf AG	250	29,642
Commerzbank AG (a)	2,587	42,583
Deutsche Borse AG	475	61,045
Deutsche Post AG	2,375	112,256
E.ON AG	5,439	57,170
Evonik Industries AG	416	16,424
Fraport AG Frankfurt Airport Services Worldwide	113	13,362
HeidelbergCement Finance AG	351	38,035
Henkel AG & Co. KGaA	260	32,539
Merck KGaA	309	33,768
Metro Wholesale & Food Specialist AG	388	8,430
Muenchener Rueckversicherungs AG	380	89,428
OSRAM Licht AG	229	20,004
ProSiebenSat.1 Media AG	562	21,530
SAP SE	2,393	270,745
Siemens AG	1,867	283,418
Symrise AG	305	25,507

TOTAL GERMANY		1,896,459

Greece - 0.0%
Hellenic Telecommunications Organization SA	550	8,638
Titan Cement Co. SA (Reg.)	166	5,091

TOTAL GREECE		13,729

Hong Kong - 1.9%
BOC Hong Kong (Holdings) Ltd.	9,000	45,963
China Everbright International Ltd.	6,000	9,173
China Everbright Ltd.	4,000	9,869
China Mobile Ltd.	15,000	157,956
CLP Holdings Ltd.	4,000	40,830
CSPC Pharmaceutical Group Ltd.	12,000	26,630
Hang Lung Properties Ltd.	5,000	13,231
Hang Seng Bank Ltd.	1,800	42,845
Henderson Land Development Co. Ltd.	3,100	21,677
Hong Kong & China Gas Co. Ltd.	19,400	38,340
Hong Kong Exchanges and Clearing Ltd.	2,815	106,660
Hysan Development Co. Ltd.	2,000	11,173
Lenovo Group Ltd.	18,000	10,378
MTR Corp. Ltd.	3,508	20,090
Shanghai Industrial Holdings Ltd.	1,000	2,927
Swire Pacific Ltd. (A Shares)	1,000	10,003
Swire Properties Ltd.	2,800	9,790

TOTAL HONG KONG		577,535

Hungary - 0.1%
MOL Hungarian Oil and Gas PLC Series A (For. Reg.)	840	10,262
OTP Bank PLC	564	26,148

TOTAL HUNGARY		36,410

India - 2.6%
ACC Ltd.	83	2,240
Ashok Leyland Ltd.	3,105	6,160
Asian Paints Ltd.	679	12,053
Aurobindo Pharma Ltd.	691	6,844
Axis Bank Ltd.	4,233	39,533
Bharat Forge Ltd.	623	7,029
Bharat Petroleum Corp. Ltd.	1,980	15,336
Bharti Airtel Ltd.	3,105	21,487
Bharti Infratel Ltd.	1,462	8,086
Bosch Ltd.	13	3,968
Dabur India Ltd.	1,044	5,841
Dr. Reddy's Laboratories Ltd.	261	9,150
Glenmark Pharmaceuticals Ltd.	219	2,089
Godrej Consumer Products Ltd.	595	9,861
Havells India Ltd.	723	5,942
HCL Technologies Ltd.	1,402	21,761
Hero Motocorp Ltd.	126	7,318
Hindalco Industries Ltd.	3,340	13,460
Hindustan Petroleum Corp. Ltd.	1,465	9,167
Hindustan Unilever Ltd.	1,570	33,824
Housing Development Finance Corp. Ltd.	3,750	115,420
ICICI Bank Ltd.	5,913	32,735
IDFC Bank Ltd.	2,332	2,084
Infosys Ltd.	4,339	78,370
Mahindra & Mahindra Financial Services Ltd. (a)	823	6,002
Mahindra & Mahindra Ltd.	1,842	22,114
Marico Ltd.	1,166	5,676
Nestle India Ltd.	44	5,171
Piramal Enterprises Ltd. (a)	178	7,682
Piramal Enterprises Ltd. rights 4/30/18 (a)	7	40
Reliance Industries Ltd.	6,440	97,400
Shree Cement Ltd.	21	5,685
Siemens India Ltd.	108	2,212
Tata Consultancy Services Ltd.	1,095	53,619
Tata Motors Ltd. (a)	3,444	21,549
Tata Motors Ltd. Class A (a)	2,018	7,129
Tata Steel Ltd. (c)	714	7,920
Tata Steel Ltd.:
rights 4/30/18 (a)	114	0
rights 4/30/18 (a)	57	0
Tech Mahindra Ltd.	1,036	9,986
Titan Co. Ltd. (a)	712	9,741
UPL Ltd. (a)	855	10,116
Wipro Ltd.	2,459	11,788
Yes Bank Ltd.	4,178	23,296

TOTAL INDIA		776,884

Indonesia - 0.9%
PT Adaro Energy Tbk	41,800	7,649
PT Astra International Tbk	49,200	31,236
PT Bank Central Asia Tbk	24,600	41,755
PT Bank Danamon Indonesia Tbk Series A	5,500	2,937
PT Bank Mandiri (Persero) Tbk	44,900	27,332
PT Bank Negara Indonesia (Persero) Tbk	19,800	13,901
PT Bank Rakyat Indonesia Tbk	131,800	36,424
PT Indofood CBP Sukses Makmur Tbk	4,700	3,063
PT Indofood Sukses Makmur Tbk	10,500	6,078
PT Jasa Marga Tbk	4,800	2,044
PT Kalbe Farma Tbk	58,200	7,238
PT Matahari Department Store Tbk	6,800	5,650
PT Pakuwon Jati Tbk	48,700	2,583
PT Perusahaan Gas Negara Tbk Series B	21,000	4,094
PT Surya Citra Media Tbk	20,700	4,159
PT Telkomunikasi Indonesia Tbk Series B	124,900	37,220
PT Unilever Indonesia Tbk	3,600	14,627
PT United Tractors Tbk	3,800	11,041
PT XL Axiata Tbk (a)	7,100	1,586

TOTAL INDONESIA		260,617

Ireland - 0.5%
CRH PLC	2,052	76,208
DCC PLC (United Kingdom)	215	22,605
Kerry Group PLC Class A	383	40,775

TOTAL IRELAND		139,588

Isle of Man - 0.0%
NEPI Rockcastle PLC	870	11,817
Israel - 0.2%
Bank Hapoalim BM (Reg.)	2,658	19,899
Bank Leumi le-Israel BM	3,489	21,457
Mizrahi Tefahot Bank Ltd.	401	7,813

TOTAL ISRAEL		49,169

Italy - 0.9%
Assicurazioni Generali SpA	3,096	61,386
Intesa Sanpaolo SpA	32,533	127,827
Intesa Sanpaolo SpA (Risparmio Shares)	2,422	9,238
Snam Rete Gas SpA	5,676	27,617
Terna SpA	3,499	21,061
Unipolsai SpA	2,616	6,759

TOTAL ITALY		253,888

Japan - 14.8%
AEON Co. Ltd.	1,400	23,901
AEON Financial Service Co. Ltd.	200	5,004
AEON MALL Co. Ltd.	300	6,611
Aisin Seiki Co. Ltd.	500	29,266
Ajinomoto Co., Inc.	1,400	26,631
Alfresa Holdings Corp.	400	9,736
All Nippon Airways Ltd.	300	12,239
Amada Holdings Co. Ltd.	700	10,412
Asahi Glass Co. Ltd.	500	22,018
Asahi Kasei Corp.	3,000	39,360
Asics Corp.	400	6,604
Astellas Pharma, Inc.	5,100	67,071
Benesse Holdings, Inc.	200	7,536
Casio Computer Co. Ltd.	500	7,614
Central Japan Railway Co.	400	75,984
Chugai Pharmaceutical Co. Ltd.	600	31,711
Dai Nippon Printing Co. Ltd.	600	13,417
Daicel Chemical Industries Ltd.	800	9,728
Daikin Industries Ltd.	600	72,396
Dainippon Sumitomo Pharma Co. Ltd.	300	4,429
Daiwa House Industry Co. Ltd.	1,400	55,452
DENSO Corp.	1,200	75,439
Dentsu, Inc.	500	22,435
East Japan Railway Co.	800	79,852
Eisai Co. Ltd.	700	39,838
Fast Retailing Co. Ltd.	100	44,758
Fujifilm Holdings Corp.	1,000	38,547
Fujitsu Ltd.	5,000	36,918
Hino Motors Ltd.	600	7,979
Hitachi Chemical Co. Ltd.	200	5,123
Hitachi Construction Machinery Co. Ltd.	300	13,494
Hitachi High-Technologies Corp.	200	9,443
Hitachi Metals Ltd.	500	6,822
Honda Motor Co. Ltd.	4,200	148,116
Hulic Co. Ltd.	700	8,899
INPEX Corp.	2,200	28,691
Kajima Corp.	2,000	19,856
Kaneka Corp.	1,000	9,309
Kansai Paint Co. Ltd.	500	12,367
Kao Corp.	1,200	83,386
Kawasaki Heavy Industries Ltd.	400	16,563
KDDI Corp.	4,400	111,665
Keio Corp.	300	14,285
Keyence Corp.	200	122,221
Kikkoman Corp.	400	16,608
Kobe Steel Ltd. (a)	800	8,330
Komatsu Ltd.	2,300	90,396
Konica Minolta, Inc.	1,000	10,010
Kubota Corp.	2,500	51,094
Kuraray Co. Ltd.	900	16,905
Kurita Water Industries Ltd.	200	6,566
Kyocera Corp.	800	53,405
Kyowa Hakko Kirin Co., Ltd.	600	11,705
Lawson, Inc.	100	6,782
Marui Group Co. Ltd.	500	9,139
Mazda Motor Corp.	1,300	18,311
McDonald's Holdings Co. (Japan) Ltd.	200	9,006
Mitsubishi Corp.	3,700	103,694
Mitsubishi Electric Corp.	4,700	86,499
Mitsubishi Estate Co. Ltd.	3,000	57,704
Mitsubishi Materials Corp.	300	11,168
Mitsubishi UFJ Lease & Finance Co. Ltd.	1,100	7,129
Mitsui Chemicals, Inc.	400	12,612
Mitsui Fudosan Co. Ltd.	2,200	57,939
Mitsui OSK Lines Ltd.	300	10,807
Mizuho Financial Group, Inc.	58,600	111,091
Murata Manufacturing Co. Ltd.	500	73,942
Nabtesco Corp.	300	14,265
NEC Corp.	600	18,141
NGK Insulators Ltd.	600	12,276
NGK Spark Plug Co. Ltd.	400	10,592
Nikon Corp.	900	17,551
Nippon Express Co. Ltd.	200	14,412
Nippon Prologis REIT, Inc.	4	9,183
Nippon Yusen KK (a)	400	10,056
Nissan Motor Co. Ltd.	5,500	58,919
Nissin Food Holdings Co. Ltd.	200	14,839
Nitto Denko Corp.	400	36,752
NKSJ Holdings, Inc.	900	36,139
Nomura Real Estate Holdings, Inc.	300	7,187
Nomura Research Institute Ltd.	300	13,851
NSK Ltd.	1,000	16,585
NTT DOCOMO, Inc.	3,300	81,996
Obayashi Corp.	1,600	19,318
OMRON Corp.	500	31,339
Oriental Land Co. Ltd.	500	48,871
Osaka Gas Co. Ltd.	1,000	19,893
Panasonic Corp.	5,400	80,175
Resona Holdings, Inc.	5,400	32,702
Rinnai Corp.	100	9,442
Santen Pharmaceutical Co. Ltd.	800	12,990
Secom Co. Ltd.	500	38,322
Sekisui Chemical Co. Ltd.	900	17,208
Sekisui House Ltd.	1,500	27,560
Seven & i Holdings Co. Ltd.	1,800	74,268
Shimadzu Corp.	600	15,241
SHIMIZU Corp.	1,200	12,343
Shin-Etsu Chemical Co. Ltd.	1,000	114,416
Shionogi & Co. Ltd.	700	38,745
Shiseido Co. Ltd.	900	46,221
Showa Shell Sekiyu K.K.	500	7,108
Sony Corp.	3,100	148,679
Stanley Electric Co. Ltd.	300	12,211
Subaru Corp.	1,500	49,963
Sumitomo Chemical Co. Ltd.	4,000	29,432
Sumitomo Corp.	2,800	48,414
Sumitomo Electric Industries Ltd.	1,800	30,807
Sumitomo Heavy Industries Ltd.	300	13,758
Sumitomo Metal Mining Co. Ltd.	600	28,172
Sumitomo Mitsui Trust Holdings, Inc.	800	33,311
Sumitomo Rubber Industries Ltd.	500	9,739
Suntory Beverage & Food Ltd.	400	19,185
Suzuken Co. Ltd.	200	8,525
Sysmex Corp.	400	31,487
T&D Holdings, Inc.	1,300	23,309
Takashimaya Co. Ltd.	1,000	10,405
Takeda Pharmaceutical Co. Ltd.	1,800	105,433
TDK Corp.	400	37,028
Teijin Ltd.	400	8,869
Toho Co. Ltd.	300	10,172
Toho Gas Co. Ltd.	200	5,873
Tokyo Electron Ltd.	400	75,457
Tokyo Gas Co. Ltd.	900	21,475
Tokyu Corp.	1,300	21,805
Tokyu Fudosan Holdings Corp.	1,200	9,501
Toppan Printing Co. Ltd.	1,000	9,427
Toray Industries, Inc.	3,700	36,911
Toto Ltd.	400	22,967
Toyo Suisan Kaisha Ltd.	200	8,138
Toyoda Gosei Co. Ltd.	100	2,661
Toyota Tsusho Corp.	500	20,321
USS Co. Ltd.	500	11,198
West Japan Railway Co.	400	30,089
Yakult Honsha Co. Ltd.	200	16,791
Yamada Denki Co. Ltd.	1,500	8,907
Yamaha Corp.	400	16,541
Yamaha Motor Co. Ltd.	700	23,387
Yaskawa Electric Corp.	600	31,052
Yokogawa Electric Corp.	600	12,800

TOTAL JAPAN		4,397,074

Korea (South) - 3.1%
AMOREPACIFIC Corp.	86	24,077
AMOREPACIFIC Group, Inc.	72	9,557
BS Financial Group, Inc.	755	7,481
Cheil Industries, Inc.	186	24,689
Cheil Worldwide, Inc.	140	2,781
CJ CheilJedang Corp.	21	7,037
CJ Corp.	36	6,192
Coway Co. Ltd.	120	10,679
Daelim Industrial Co.	47	3,572
Daewoo Engineering & Construction Co. Ltd. (a)	318	1,843
DGB Financial Group Co. Ltd.	503	5,830
Doosan Heavy Industries & Construction Co. Ltd.	117	1,859
GS Engineering & Construction Corp. (a)	149	4,631
GS Holdings Corp.	138	8,952
Hana Financial Group, Inc.	693	33,750
Hankook Tire Co. Ltd.	194	9,702
Hanmi Pharm Co. Ltd.	13	7,255
Hanon Systems	549	6,697
Hanssem Co. Ltd.	20	3,188
Hanwha Chemical Corp.	285	9,378
Hotel Shilla Co.	60	5,216
Hyosung Corp.	39	4,922
Hyundai Engineering & Construction Co. Ltd.	220	8,822
Hyundai Fire & Marine Insurance Co. Ltd.	157	6,802
Hyundai Heavy Industries Co. Ltd. (a)	77	10,005
Hyundai Heavy Industries Co. Ltd. rights 3/9/18 (a)	13	401
Hyundai Industrial Development & Construction Co.	152	6,294
Hyundai Mobis	167	38,636
Hyundai Wia Corp.	38	2,199
Industrial Bank of Korea	589	9,167
KB Financial Group, Inc.	982	61,644
Korea Gas Corp. (a)	90	4,152
Korean Air Lines Co. Ltd. (a)	135	4,865
Kumho Petro Chemical Co. Ltd.	37	3,562
LG Chemical Ltd.	102	41,189
LG Corp.	231	19,239
LG Display Co. Ltd.	584	17,510
LG Electronics, Inc.	270	25,869
LG Household & Health Care Ltd.	25	27,505
LG Innotek Co. Ltd.	24	2,815
Lotte Chemical Corp.	36	14,134
Lotte Confectionery Co. Ltd.	83	5,415
Lotte Shopping Co. Ltd.	27	6,095
NAVER Corp.	70	59,544
Oci Co. Ltd.	48	7,583
S-Oil Corp.	100	11,498
Samsung Card Co. Ltd.	31	1,129
Samsung Electro-Mechanics Co. Ltd.	128	12,743
Samsung Fire & Marine Insurance Co. Ltd.	70	18,910
Samsung Heavy Industries Co. Ltd. (a)	718	6,168
Samsung Life Insurance Co. Ltd.	163	19,655
Samsung SDI Co. Ltd.	138	25,412
Samsung SDS Co. Ltd.	87	20,860
Shinhan Financial Group Co. Ltd.	1,064	52,727
SK C&C Co. Ltd.	75	22,329
SK Energy Co. Ltd.	157	30,012
SK Hynix, Inc.	1,424	97,836
SK Networks Co. Ltd.	317	1,926
SK Telecom Co. Ltd.	46	11,402
Woori Bank	822	12,947
Yuhan Corp.	16	3,485

TOTAL KOREA (SOUTH)		931,774

Luxembourg - 0.1%
SES SA (France) (depositary receipt)	973	15,185
Tenaris SA	1,159	20,245

TOTAL LUXEMBOURG		35,430

Malaysia - 0.8%
AMMB Holdings Bhd	3,200	3,954
Astro Malaysia Holdings Bhd (b)	3,000	1,999
Axiata Group Bhd	6,554	9,560
Bumiputra-Commerce Holdings Bhd	11,151	20,724
Dialog Group Bhd	6,100	4,003
DiGi.com Bhd	7,800	9,897
Hap Seng Consolidated Bhd	2,100	5,233
Hartalega Holdings Bhd	1,200	3,630
IHH Healthcare Bhd	5,200	8,011
IOI Properties Group Bhd	4,300	2,194
Kuala Lumpur Kepong Bhd	1,300	8,405
Malayan Banking Bhd	10,788	27,931
Malaysia Airports Holdings Bhd	1,700	3,944
Maxis Bhd	5,600	8,728
MISC Bhd	3,500	6,774
Petronas Dagangan Bhd	800	5,049
PPB Group Bhd	800	3,581
Public Bank Bhd	7,000	39,441
RHB Capital Bhd	3,100	4,323
SapuraKencana Petroleum Bhd	7,500	1,452
Telekom Malaysia Bhd	2,000	3,153
Tenaga Nasional Bhd	8,300	33,574
UMW Holdings Bhd (a)	1,900	3,322
YTL Corp. Bhd	9,180	3,600

TOTAL MALAYSIA		222,482

Mexico - 0.5%
Alfa SA de CV Series A	7,600	9,539
CEMEX S.A.B. de CV unit	35,800	29,776
Coca-Cola FEMSA S.A.B. de CV Series L	1,200	9,172
Compartamos S.A.B. de CV	1,900	1,722
El Puerto de Liverpool S.A.B. de CV Class C	400	2,961
Embotelladoras Arca S.A.B. de CV	1,200	8,707
Fomento Economico Mexicano S.A.B. de CV unit	4,600	44,864
Gruma S.A.B. de CV Series B	570	6,808
Grupo Aeroportuario del Sureste S.A.B. de CV Series B	530	10,315
Grupo Bimbo S.A.B. de CV Series A	3,900	9,513
Industrias Penoles SA de CV	350	8,112
Infraestructura Energetica Nova S.A.B. de CV	1,400	7,297
Kimberly-Clark de Mexico SA de CV Series A	4,100	7,699

TOTAL MEXICO		156,485

Netherlands - 3.7%
AEGON NV	4,407	30,115
Akzo Nobel NV	620	58,055
ASML Holding NV (Netherlands)	940	190,574
CNH Industrial NV	2,395	35,429
EXOR NV	263	20,317
ING Groep NV (Certificaten Van Aandelen)	9,455	185,652
Koninklijke Ahold Delhaize NV	3,137	69,989
Koninklijke DSM NV	435	44,945
Koninklijke KPN NV	8,025	28,122
Koninklijke Philips Electronics NV	2,307	94,033
NN Group NV	726	34,252
QIAGEN NV (Germany)	550	18,396
RELX NV	2,405	53,493
Unilever NV (Certificaten Van Aandelen) (Bearer)	3,981	229,792
Vopak NV	178	8,042

TOTAL NETHERLANDS		1,101,206

New Zealand - 0.1%
Auckland International Airport Ltd.	2,271	11,205
Fletcher Building Ltd.	1,665	9,583
Mercury Nz Ltd.	1,281	3,257
Meridian Energy Ltd.	3,428	7,326
Ryman Healthcare Group Ltd.	1,048	8,457

TOTAL NEW ZEALAND		39,828

Norway - 0.7%
DNB ASA	2,341	47,495
Marine Harvest ASA	1,044	18,073
Norsk Hydro ASA	3,274	23,868
Orkla ASA	1,935	20,136
Statoil ASA	2,901	67,974
Telenor ASA	1,815	42,497

TOTAL NORWAY		220,043

Philippines - 0.3%
Aboitiz Equity Ventures, Inc.	5,430	8,117
Aboitiz Power Corp.	1,500	1,197
Ayala Land, Inc.	16,200	13,953
Bank of the Philippine Islands (BPI)	1,500	3,480
BDO Unibank, Inc.	4,510	13,431
JG Summit Holdings, Inc.	6,320	9,411
Jollibee Food Corp.	1,310	7,262
Metro Pacific Investments Corp.	45,300	5,696
Metropolitan Bank & Trust Co.	1,960	3,796
SM Investments Corp.	560	11,173
SM Prime Holdings, Inc.	23,000	16,520

TOTAL PHILIPPINES		94,036

Poland - 0.4%
Bank Handlowy w Warszawie SA	127	3,215
Bank Millennium SA (a)	1,990	5,705
Bank Polska Kasa Opieki SA	415	16,859
Bank Zachodni WBK SA	83	10,420
BRE Bank SA (a)	30	4,573
Grupa Lotos SA	191	3,391
KGHM Polska Miedz SA (Bearer)	318	10,461
Polish Oil & Gas Co. SA	4,511	8,846
Polski Koncern Naftowy Orlen SA	699	22,670
Powszechny Zaklad Ubezpieczen SA	1,483	20,276

TOTAL POLAND		106,416

Portugal - 0.2%
Energias de Portugal SA	6,010	21,109
Galp Energia SGPS SA Class B	1,193	22,766
Jeronimo Martins SGPS SA	585	12,460

TOTAL PORTUGAL		56,335

Qatar - 0.1%
Qatar Gas Transport Co. Ltd. (Nakilat) (a)	510	2,625
Qatar Islamic Bank (a)	95	2,560
Qatar Telecom (Qtel) Q.S.C. (a)	274	7,187
The Commercial Bank of Qatar	674	5,183

TOTAL QATAR		17,555

Russia - 0.4%
Alrosa Co. Ltd.	6,100	8,844
Inter Rao Ues JSC	102,000	6,877
Lukoil PJSC	1,047	69,307
NOVATEK OAO GDR (Reg. S)	230	30,613
Novolipetsk Steel OJSC	2,570	6,721
PhosAgro OJSC GDR (Reg. S)	209	3,313
RusHydro PJSC	209,000	2,697

TOTAL RUSSIA		128,372

Singapore - 0.9%
Ascendas Real Estate Investment Trust	5,400	11,361
CapitaCommercial Trust (REIT)	6,381	9,096
CapitaLand Ltd.	6,200	18,149
CapitaMall Trust	5,900	9,445
City Developments Ltd.	1,000	10,108
DBS Group Holdings Ltd.	4,400	88,550
Jardine Cycle & Carriage Ltd.	200	6,088
Keppel Corp. Ltd.	3,400	22,471
Singapore Airlines Ltd.	1,400	12,070
Singapore Press Holdings Ltd.	4,200	8,453
Singapore Telecommunications Ltd.	20,500	55,321
StarHub Ltd.	1,900	4,186
UOL Group Ltd.	1,300	9,068

TOTAL SINGAPORE		264,366

South Africa - 2.7%
Anglo American Platinum Ltd. (a)	117	3,506
Aspen Pharmacare Holdings Ltd.	953	21,777
Barclays Africa Group Ltd.	1,601	24,340
Bidvest Group Ltd.	767	16,186
Coronation Fund Managers Ltd.	742	4,933
Exxaro Resources Ltd.	582	7,031
FirstRand Ltd.	8,326	46,739
Fortress (REIT) Ltd.:
Class A	2,230	3,321
Class B	2,540	6,450
Foschini Ltd.	503	8,218
Growthpoint Properties Ltd.	4,742	11,112
Hyprop Investments Ltd.	714	6,992
Imperial Holdings Ltd.	408	9,781
Investec Ltd.	944	7,404
Liberty Holdings Ltd.	181	2,004
Mondi Ltd.	312	8,332
Mr Price Group Ltd.	575	13,882
MTN Group Ltd.	4,226	46,875
Naspers Ltd. Class N	1,071	305,804
Nedbank Group Ltd.	583	12,993
Netcare Ltd.	1,878	4,130
Pick 'n Pay Stores Ltd.	690	3,976
Pioneer Foods Ltd.	315	3,473
Redefine Properties Ltd.	11,233	10,260
Remgro Ltd.	1,254	25,009
Resilient Property Income Fund Ltd.	820	8,057
RMB Holdings Ltd.	1,738	11,561
Sanlam Ltd.	3,459	25,754
Sappi Ltd.	1,237	8,912
Shoprite Holdings Ltd.	1,117	23,266
Spar Group Ltd.	540	9,345
Standard Bank Group Ltd.	3,076	52,103
Tiger Brands Ltd.	427	16,617
Vodacom Group Ltd.	1,389	19,171
Woolworths Holdings Ltd.	2,270	12,296

TOTAL SOUTH AFRICA		801,610

Spain - 2.3%
Amadeus IT Holding SA Class A	1,083	84,011
Banco Bilbao Vizcaya Argentaria SA	16,092	151,016
Banco de Sabadell SA	13,458	31,981
Bankinter SA	1,726	19,848
CaixaBank SA	8,666	46,745
Enagas SA	595	16,215
Ferrovial SA	1,244	28,534
Gas Natural SDG SA	843	19,472
Iberdrola SA	14,145	115,170
Inditex SA	2,636	94,325
Red Electrica Corporacion SA	1,043	22,105
Repsol SA	3,112	58,554

TOTAL SPAIN		687,976

Sweden - 2.6%
ASSA ABLOY AB (B Shares)	2,494	55,284
Atlas Copco AB:
(A Shares)	1,655	77,605
(B Shares)	929	38,764
Boliden AB	708	25,679
Essity AB Class B	1,513	45,314
H&M Hennes & Mauritz AB (B Shares)	2,279	40,332
Husqvarna AB (B Shares)	1,011	10,549
ICA Gruppen AB	207	8,086
Industrivarden AB (C Shares)	420	11,188
Kinnevik AB (B Shares)	569	20,753
Lundbergfoeretagen AB	108	8,717
Nordea Bank AB	7,374	90,997
Sandvik AB	2,801	55,150
Skandinaviska Enskilda Banken AB (A Shares)	3,646	46,057
Skanska AB (B Shares)	817	16,605
SKF AB (B Shares)	859	21,230
Svenska Handelsbanken AB (A Shares)	3,771	54,867
Swedbank AB (A Shares)	2,232	57,047
Telefonaktiebolaget LM Ericsson (B Shares)	7,254	46,657
TeliaSonera AB	6,321	31,726

TOTAL SWEDEN		762,607

Switzerland - 5.9%
ABB Ltd. (Reg.)	4,525	126,124
Adecco SA (Reg.)	389	32,007
Coca-Cola HBC AG	478	16,058
Compagnie Financiere Richemont SA Series A	1,263	121,142
Givaudan SA	22	52,947
Kuehne & Nagel International AG	130	23,870
Lafargeholcim Ltd. (Reg.)	1,123	68,774
Lindt & Spruengli AG (participation certificate)	5	31,319
Lonza Group AG	178	49,513
Novartis AG	5,443	491,269
Roche Holding AG (participation certificate)	1,718	424,474
SGS SA (Reg.)	13	34,960
Sika AG	5	43,325
Swiss Re Ltd.	771	76,044
Swisscom AG	63	34,412
Zurich Insurance Group AG	371	121,933

TOTAL SWITZERLAND		1,748,171

Taiwan - 3.6%
Acer, Inc.	8,000	7,581
Advanced Semiconductor Engineering, Inc.	15,000	21,261
Advantech Co. Ltd.	1,000	7,814
ASUSTeK Computer, Inc.	2,000	19,260
AU Optronics Corp.	20,000	9,502
Chang Hwa Commercial Bank	11,100	6,505
Chicony Electronics Co. Ltd.	1,000	2,632
China Airlines Ltd. (a)	5,000	2,073
China Steel Corp.	29,000	24,747
Chinatrust Financial Holding Co. Ltd.	43,000	31,388
Chunghwa Telecom Co. Ltd.	9,000	33,432
Compal Electronics, Inc.	10,000	7,437
Delta Electronics, Inc.	5,000	25,189
E.SUN Financial Holdings Co. Ltd.	19,518	12,843
ECLAT Textile Co. Ltd.	1,000	10,024
EVA Airways Corp.	5,000	2,647
Evergreen Marine Corp. (Taiwan) (a)	3,341	1,975
Far Eastern Textile Ltd.	8,000	7,142
Far EasTone Telecommunications Co. Ltd.	4,000	10,418
Feng Tay Enterprise Co. Ltd.	1,000	4,729
Formosa Taffeta Co. Ltd.	1,000	1,112
Fubon Financial Holding Co. Ltd.	16,000	29,719
HIWIN Technologies Corp.	1,000	12,937
Hotai Motor Co. Ltd.	1,000	13,006
Innolux Corp.	22,000	10,367
Inventec Corp.	4,000	3,263
Lite-On Technology Corp.	5,000	7,334
MediaTek, Inc.	4,000	40,988
Micro-Star International Co. Ltd.	1,000	3,300
Nan Ya Plastics Corp.	11,000	30,196
President Chain Store Corp.	1,000	9,887
Quanta Computer, Inc.	6,000	13,057
Ruentex Development Co. Ltd.	4,000	4,585
Shin Kong Financial Holding Co. Ltd.	21,000	7,701
Siliconware Precision Industries Co. Ltd.	5,000	8,636
Standard Foods Corp.	1,040	2,666
Taishin Financial Holdings Co. Ltd.	20,343	10,248
Taiwan Business Bank	6,180	1,830
Taiwan Cooperative Financial Holding Co. Ltd.	17,180	10,215
Taiwan Mobile Co. Ltd.	4,000	15,285
Taiwan Semiconductor Manufacturing Co. Ltd.	60,000	523,747
TECO Electric & Machinery Co. Ltd.	3,000	2,889
Unified-President Enterprises Corp.	11,000	26,388
United Microelectronics Corp.	31,000	15,112
Vanguard International Semiconductor Corp.	2,000	4,510
Wistron Corp.	8,029	6,741

TOTAL TAIWAN		1,064,318

Thailand - 0.8%
Advanced Info Service PCL (For. Reg.)	2,500	15,366
Airports of Thailand PCL (For. Reg.)	10,600	23,691
Bangkok Dusit Medical Services PCL (For. Reg.)	7,800	5,379
Banpu PCL (For. Reg.)	4,800	3,494
Berli Jucker PCL (For. Reg)	3,600	6,609
BTS Group Holdings PCL	12,000	3,084
Bumrungrad Hospital PCL	500	3,129
Bumrungrad Hospital PCL (For. Reg.)	600	3,755
C.P. ALL PCL	1,400	3,565
C.P. ALL PCL (For. Reg.)	10,900	27,755
Central Pattana PCL	1,100	2,915
Central Pattana PCL (For. Reg.)	2,500	6,625
Delta Electronics PCL	800	1,967
Delta Electronics PCL (For. Reg.)	400	983
Electricity Generating PCL (For. Reg.)	300	2,088
Energy Absolute PCL	1,900	4,110
Glow Energy PCL (For. Reg.)	2,700	7,349
Home Product Center PCL (For. Reg.)	10,100	4,579
IRPC PCL (For. Reg.)	30,700	7,205
Kasikornbank PCL	2,100	15,489
Kasikornbank PCL (For. Reg.)	2,300	16,964
KCE Electronics PCL	800	1,903
Krung Thai Bank PCL (For. Reg.)	6,400	4,087
Minor International PCL (For. Reg.)	4,300	6,041
PTT Global Chemical PCL (For. Reg.)	5,300	16,288
Robinsons Department Store PCL (For. Reg.)	900	2,062
Siam Cement PCL (For. Reg.)	900	14,138
Siam Commercial Bank PCL (For. Reg.)	4,500	22,629
Thai Oil PCL (For. Reg.)	3,100	10,145
TMB PCL (For. Reg.)	26,700	2,472

TOTAL THAILAND		245,866

Turkey - 0.1%
Anadolu Efes Biracilik Ve Malt Sanayii A/S	664	4,921
Arcelik A/S	505	2,562
Coca-Cola Icecek Sanayi A/S	198	1,896
Koc Holding A/S	1,722	8,389
Tupras Turkiye Petrol Rafinerileri A/S	274	8,417
Ulker Biskuvi Sanayi A/S	251	1,588

TOTAL TURKEY		27,773

United Arab Emirates - 0.1%
Abu Dhabi Commercial Bank PJSC	5,041	9,950
DP World Ltd.	412	10,922
Dubai Islamic Bank Pakistan Ltd. (a)	3,306	5,491
National Bank of Abu Dhabi PJSC (a)	3,590	10,947

TOTAL UNITED ARAB EMIRATES		37,310

United Kingdom - 7.8%
3i Group PLC	2,358	31,183
Associated British Foods PLC	891	34,575
Aviva PLC	9,878	72,064
Barratt Developments PLC	2,466	20,490
Berkeley Group Holdings PLC	320	18,020
British Land Co. PLC	2,326	22,081
BT Group PLC	20,570	75,154
Burberry Group PLC	1,013	22,711
Capita Group PLC	1,512	3,918
Coca-Cola European Partners PLC	540	21,686
Croda International PLC	320	20,373
easyJet PLC	423	9,970
GlaxoSmithKline PLC	12,013	223,611
Hammerson PLC	2,139	14,973
InterContinental Hotel Group PLC	456	30,508
Intertek Group PLC	390	27,820
Investec PLC	1,556	12,085
ITV PLC	9,033	21,419
J Sainsbury PLC	3,725	13,355
Johnson Matthey PLC	470	23,090
Kingfisher PLC	5,159	25,396
Land Securities Group PLC	1,707	24,280
Legal & General Group PLC	14,858	57,086
London Stock Exchange Group PLC	764	42,599
Marks & Spencer Group PLC	4,073	17,417
Mediclinic International PLC	942	7,988
Meggitt PLC	2,124	13,999
Merlin Entertainments PLC (b)	1,861	8,683
Mondi PLC	900	23,986
National Grid PLC	8,300	94,832
Next PLC	352	25,449
Old Mutual PLC	12,429	41,259
Pearson PLC	1,951	19,203
Prudential PLC	6,283	170,081
Reckitt Benckiser Group PLC	1,629	157,313
RELX PLC	2,653	58,688
RSA Insurance Group PLC	2,413	21,228
Schroders PLC	318	16,796
Scottish & Southern Energy PLC	2,396	44,434
Segro PLC	2,419	19,969
SKY PLC	2,463	37,034
Standard Chartered PLC (United Kingdom) (a)	8,009	93,201
Standard Life PLC	6,563	39,650
Taylor Wimpey PLC	7,953	21,523
Tesco PLC	20,231	60,149
Travis Perkins PLC	548	11,364
Unilever PLC	3,079	174,260
United Utilities Group PLC	1,735	18,180
Vodafone Group PLC	64,812	206,610
Whitbread PLC	437	24,081
WM Morrison Supermarkets PLC	5,769	18,184

TOTAL UNITED KINGDOM		2,314,008

TOTAL COMMON STOCKS
(Cost $25,485,134)		27,975,942

Nonconvertible Preferred Stocks - 1.4%
Brazil - 1.1%
Banco Bradesco SA (PN)	7,600	97,207
Companhia Brasileira de Distribuicao Grupo Pao de Acucar (PN)	400	9,454
Companhia Energetica de Minas Gerais (CEMIG) (PN)	2,700	6,356
Gerdau SA	2,300	10,395
Itau Unibanco Holding SA	8,000	131,224
Itausa-Investimentos Itau SA (PN)	9,300	38,677
Telefonica Brasil SA	1,200	20,282

TOTAL BRAZIL		313,595

Chile - 0.1%
Embotelladora Andina SA Class B	552	2,692
Sociedad Quimica y Minera de Chile SA (PN-B)	256	14,343

TOTAL CHILE		17,035

Germany - 0.2%
Bayerische Motoren Werke AG (BMW) (non-vtg.)	119	11,627
Henkel AG & Co. KGaA	431	60,253

TOTAL GERMANY		71,880

Korea (South) - 0.0%
AMOREPACIFIC Corp.	11	1,599
LG Chemical Ltd.	32	7,403
LG Household & Health Care Ltd.	3	1,898

TOTAL KOREA (SOUTH)		10,900

TOTAL NONCONVERTIBLE PREFERRED STOCKS
(Cost $345,596)		413,410
	Principal Amount	Value

Government Obligations - 0.3%
United States of America - 0.3%
U.S. Treasury Bills, yield at date of purchase 1.41% 4/12/18(d)
(Cost $99,727)	100,000	99,735
	Shares	Value

Money Market Funds - 3.8%
Fidelity Cash Central Fund, 1.39% (e)
(Cost $1,120,541)	1,120,317	1,120,541
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $27,050,998)		29,609,628
NET OTHER ASSETS (LIABILITIES) - 0.5%		151,266
NET ASSETS - 100%		$29,760,894

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	9	March 2018	$965,475	$26,616	$26,616
ICE E-mini MSCI Emerging Markets Index Contracts (United States)	6	March 2018	377,340	16,199	16,199
TOTAL FUTURES CONTRACTS					$42,815

The notional amount of futures purchased as a percentage of Net Assets is 4.5%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $50,152 or 0.2% of net assets.

 (c) Level 3 security

 (d) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $90,759.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$4,349
Total	$4,349

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$3,216,435	$1,801,188	$1,415,247	$--
Consumer Staples	2,403,348	1,309,526	1,093,822	--
Energy	1,589,717	1,058,775	530,942	--
Financials	6,977,667	4,859,381	2,118,286	--
Health Care	2,334,825	452,612	1,882,213	--
Industrials	3,308,084	1,632,704	1,675,380	--
Information Technology	3,354,671	780,491	2,574,180	--
Materials	2,222,908	1,348,067	866,921	7,920
Real Estate	819,590	607,114	212,476	--
Telecommunication Services	1,311,363	449,585	861,778	--
Utilities	850,744	701,899	148,845	--
Government Obligations	99,735	--	99,735	--
Money Market Funds	1,120,541	1,120,541	--	--
Total Investments in Securities:	$29,609,628	$16,121,883	$13,479,825	$7,920
Derivative Instruments:
Assets
Futures Contracts	$42,815	$42,815	$--	$--
Total Assets	$42,815	$42,815	$--	$--
Total Derivative Instruments:	$42,815	$42,815	$--	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2018. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed at the end of this section:

Transfers	Total
Level 1 to Level 2	$611,709
Level 2 to Level 1	$149,778

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® SAI International Value Index Fund

January 31, 2018

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® index funds dedicated to certain programs affiliated with Strategic Advisers, Inc.

IIV-QTLY-0318
1.9885499.100

Schedule of Investments January 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
Australia - 5.5%
Bendigo & Adelaide Bank Ltd.	25,865	$244,060
BHP Billiton Ltd.	127,547	3,119,181
Coca-Cola Amatil Ltd.	27,069	182,713
Fortescue Metals Group Ltd.	91,276	364,809
Qantas Airways Ltd.	46,288	196,565
QBE Insurance Group Ltd.	73,228	636,097
Rio Tinto Ltd.	22,010	1,362,985
South32 Ltd.	279,937	861,690
Telstra Corp. Ltd.	216,633	640,487
Wesfarmers Ltd.	60,829	2,147,391

TOTAL AUSTRALIA		9,755,978

Austria - 0.3%
OMV AG	7,631	491,336
Bailiwick of Jersey - 2.0%
Shire PLC	49,114	2,294,716
WPP PLC	71,191	1,289,269

TOTAL BAILIWICK OF JERSEY		3,583,985

Belgium - 0.1%
Colruyt NV	3,130	173,201
Bermuda - 1.1%
Hongkong Land Holdings Ltd.	63,100	454,320
Jardine Matheson Holdings Ltd.	17,100	1,085,508
Jardine Strategic Holdings Ltd.	9,500	378,100

TOTAL BERMUDA		1,917,928

Cayman Islands - 1.1%
CK Hutchison Holdings Ltd.	149,000	2,011,390
Denmark - 1.7%
A.P. Moller - Maersk A/S Series B	516	921,044
Carlsberg A/S Series B	5,675	728,771
Jyske Bank A/S (Reg.)	3,605	208,500
TDC A/S	43,563	290,759
Vestas Wind Systems A/S	11,561	788,554

TOTAL DENMARK		2,937,628

Finland - 0.5%
Outokumpu Oyj (A Shares)	16,946	145,171
UPM-Kymmene Corp.	21,191	714,045

TOTAL FINLAND		859,216

France - 18.1%
Air France KLM (Reg.) (a)	11,498	178,585
AXA SA	104,142	3,424,965
BNP Paribas SA	56,923	4,706,805
Bouygues SA	11,330	629,769
Carrefour SA	31,586	755,881
Casino Guichard Perrachon SA	2,977	174,049
CNP Assurances	8,472	217,100
Compagnie de St. Gobain	29,770	1,730,327
Credit Agricole SA	65,657	1,237,012
Danone SA	13,359	1,149,762
Eiffage SA	3,578	433,832
ENGIE	86,695	1,504,754
Eutelsat Communications	9,241	203,304
Michelin CGDE Series B	9,549	1,526,996
Peugeot Citroen SA	29,611	665,052
Renault SA	10,227	1,124,603
Rexel SA	16,194	291,934
Sanofi SA	51,099	4,509,570
SCOR SE	9,476	424,126
Societe Generale Series A	40,606	2,359,922
Total SA	40,374	2,340,882
VINCI SA	20,653	2,232,152

TOTAL FRANCE		31,821,382

Germany - 8.9%
Aurubis AG	1,809	189,874
Bayer AG	36,073	4,726,905
Bayerische Motoren Werke AG (BMW)	19,213	2,193,843
Daimler AG (Germany)	48,663	4,454,586
Deutsche Lufthansa AG	12,576	448,739
Fresenius SE & Co. KGaA	12,313	1,077,442
HeidelbergCement Finance AG	7,179	777,934
Innogy SE (b)	6,855	261,282
Merck KGaA	6,934	757,756
ProSiebenSat.1 Media AG	12,500	478,872
Uniper SE	10,406	310,457

TOTAL GERMANY		15,677,690

Hong Kong - 1.7%
Fosun International Ltd.	129,000	304,746
Hang Lung Group Ltd.	46,000	174,941
Sun Hung Kai Properties Ltd.	89,000	1,546,164
Swire Pacific Ltd. (A Shares)	34,500	345,104
Wharf Holdings Ltd.	64,000	262,213
Wheelock and Co. Ltd.	43,000	336,683

TOTAL HONG KONG		2,969,851

Ireland - 0.4%
Bank Ireland Group PLC (a)	49,395	482,025
Glanbia PLC	10,159	173,680

TOTAL IRELAND		655,705

Isle of Man - 0.1%
Playtech Ltd.	15,663	176,223
Israel - 0.7%
Bank Hapoalim BM (Reg.)	56,638	424,013
Bank Leumi le-Israel BM	76,169	468,434
Israel Discount Bank Ltd. (Class A) (a)	62,448	187,003
Tower Semiconductor Ltd. (a)	4,989	174,200

TOTAL ISRAEL		1,253,650

Italy - 2.4%
A2A SpA	84,039	161,308
Enel SpA	411,309	2,614,856
Leonardo SpA	21,092	254,535
Mediobanca SpA	32,621	396,582
Telecom Italia SpA (a)	887,437	798,580

TOTAL ITALY		4,225,861

Japan - 26.9%
Aisin Seiki Co. Ltd.	10,300	602,875
Alfresa Holdings Corp.	11,600	282,343
Asahi Glass Co. Ltd.	12,500	550,443
Brother Industries Ltd.	13,200	339,093
Central Japan Railway Co.	11,000	2,089,567
Concordia Financial Group Ltd.	69,100	421,352
Credit Saison Co. Ltd.	8,800	160,778
Daicel Chemical Industries Ltd.	18,800	228,609
Dic Corp.	4,800	189,944
Electric Power Development Co. Ltd.	9,300	265,104
Fujifilm Holdings Corp.	23,500	905,853
Fujitsu Ltd.	111,000	819,580
Haseko Corp.	16,100	251,774
Hitachi Ltd.	259,000	2,066,768
Honda Motor Co. Ltd.	97,200	3,427,833
Idemitsu Kosan Co. Ltd.	7,700	289,047
Iida Group Holdings Co. Ltd.	9,600	190,516
INPEX Corp.	57,600	751,192
Itochu Corp.	83,900	1,650,875
JX Holdings, Inc.	172,800	1,150,434
Kajima Corp.	57,000	565,901
Kansai Electric Power Co., Inc.	43,300	539,549
KDDI Corp.	15,500	393,364
Kobe Steel Ltd. (a)	19,500	203,043
Konica Minolta, Inc.	27,000	270,275
Lawson, Inc.	2,700	183,102
Marubeni Corp.	93,200	700,953
Mazda Motor Corp.	32,200	453,560
Mebuki Financial Group, Inc.	56,900	259,772
Medipal Holdings Corp.	10,900	212,770
Mitsubishi Chemical Holdings Corp.	80,800	881,230
Mitsubishi Corp.	85,300	2,390,564
Mitsubishi Materials Corp.	7,100	264,314
Mitsui & Co. Ltd.	96,400	1,696,108
Mitsui Chemicals, Inc.	10,900	343,676
Mizuho Financial Group, Inc.	1,362,100	2,582,204
NEC Corp.	14,000	423,290
New Hampshire Foods Ltd.	11,000	264,966
Nippon Electric Glass Co. Ltd.	4,600	190,198
Nippon Steel & Sumitomo Metal Corp.	47,000	1,199,541
Nippon Telegraph & Telephone Corp.	37,100	1,776,522
Nissan Motor Co. Ltd.	71,200	762,731
Obayashi Corp.	38,700	467,246
ORIX Corp.	71,000	1,329,949
Resona Holdings, Inc.	85,600	518,386
Ricoh Co. Ltd.	40,000	394,276
Seven & i Holdings Co. Ltd.	42,800	1,765,920
SHIMIZU Corp.	38,900	400,129
Shinsei Bank Ltd.	9,600	167,852
Subaru Corp.	34,200	1,139,151
Sumitomo Corp.	67,100	1,160,200
Sumitomo Electric Industries Ltd.	41,000	701,721
Sumitomo Mitsui Financial Group, Inc.	74,600	3,359,682
Sumitomo Rubber Industries Ltd.	10,500	204,518
Taisei Corp.	12,300	627,799
TDK Corp.	7,000	647,988
Tokyo Electric Power Co., Inc. (a)	43,100	175,014
Toppan Printing Co. Ltd.	35,000	329,929
Tosoh Corp.	17,400	400,588
Yamazaki Baking Co. Ltd.	9,700	191,374
Yokohama Rubber Co. Ltd.	7,200	183,810

TOTAL JAPAN		47,357,145

Luxembourg - 0.9%
ArcelorMittal SA (Netherlands) (a)	33,786	1,225,901
SES SA (France) (depositary receipt)	20,572	321,052

TOTAL LUXEMBOURG		1,546,953

Netherlands - 3.4%
AEGON NV	75,328	514,754
ASR Nederland NV	4,732	206,801
Fiat Chrysler Automobiles NV	57,162	1,381,208
Gemalto NV	4,560	281,771
Heineken Holding NV	6,181	656,129
Koninklijke Ahold Delhaize NV	68,573	1,529,908
Koninklijke Boskalis Westminster NV	4,536	181,002
NN Group NV	16,340	770,903
Randstad Holding NV	6,620	467,500

TOTAL NETHERLANDS		5,989,976

Norway - 0.2%
Marine Harvest ASA	22,090	382,404
Portugal - 0.3%
Energias de Portugal SA	130,867	459,650
Singapore - 2.4%
ComfortDelgro Corp. Ltd.	116,100	185,859
DBS Group Holdings Ltd.	86,400	1,738,802
Oversea-Chinese Banking Corp. Ltd.	37,000	364,697
United Overseas Bank Ltd.	69,700	1,457,441
Wilmar International Ltd.	193,400	471,779

TOTAL SINGAPORE		4,218,578

Spain - 4.1%
ACS Actividades de Construccion y Servicios SA	14,687	587,663
ACS Actividades de Construccion y Servicios SA rights 2/2/18 (a)	10,563	5,534
Banco de Sabadell SA	301,301	715,990
Distribuidora Internacional de Alimentacion SA	33,394	178,321
Endesa SA	17,040	382,924
Gamesa Corporacion Tecnologica SA	12,059	188,196
Gas Natural SDG SA	18,635	430,451
International Consolidated Airlines Group SA CDI	45,773	416,071
MAPFRE SA (Reg.)	52,869	187,795
Merlin Properties Socimi SA	17,894	257,487
Repsol SA	67,194	1,264,301
Telefonica SA	245,127	2,514,644

TOTAL SPAIN		7,129,377

Sweden - 1.4%
Castellum AB	14,657	252,595
Getinge AB (B Shares)	11,999	164,303
Industrivarden AB (A Shares)	17,791	501,225
SSAB Svenskt Stal AB (A Shares)	34,645	219,788
Svenska Cellulosa AB (SCA) (B Shares)	32,499	336,295
Telefonaktiebolaget LM Ericsson (B Shares)	160,218	1,030,496

TOTAL SWEDEN		2,504,702

Switzerland - 1.0%
Swiss Re Ltd.	17,248	1,701,173
United Kingdom - 14.2%
3i Group PLC	52,106	689,075
Anglo American PLC (United Kingdom)	75,402	1,829,219
Babcock International Group PLC	26,896	261,972
Barclays PLC	855,459	2,432,851
Barratt Developments PLC	54,022	448,867
Bellway PLC	6,582	310,362
Berkeley Group Holdings PLC	7,519	423,404
BHP Billiton PLC	113,311	2,523,463
BT Group PLC	443,868	1,621,695
Capita Group PLC	35,938	93,123
Carnival PLC	11,613	819,352
Centrica PLC	302,489	573,153
Fresnillo PLC	9,883	188,595
Imperial Tobacco Group PLC	51,690	2,127,268
Investec PLC	35,764	277,764
J Sainsbury PLC	91,500	328,039
Kingfisher PLC	117,379	577,828
Lloyds Banking Group PLC	59,141	58,431
Marks & Spencer Group PLC	87,165	372,743
Royal Dutch Shell PLC Class B (United Kingdom)	96,369	3,418,448
Royal Mail PLC	48,821	325,450
Scottish & Southern Energy PLC	54,854	1,017,267
Tate & Lyle PLC	25,006	227,870
Taylor Wimpey PLC	175,492	474,922
Tesco PLC	438,578	1,303,932
Vodafone Group PLC	604,629	1,927,458
WM Morrison Supermarkets PLC	126,291	398,078

TOTAL UNITED KINGDOM		25,050,629

TOTAL COMMON STOCKS
(Cost $173,139,885)		174,851,611

Money Market Funds - 0.6%
Fidelity Cash Central Fund, 1.39% (c)
(Cost $971,147)	970,953	971,147
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $174,111,032)		175,822,758
NET OTHER ASSETS (LIABILITIES) - 0.0%(d)		80,549
NET ASSETS - 100%		$175,903,307

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
ICE E-mini MSCI EAFE Index Contracts (United States)	10	March 2018	$1,072,750	$7,206	$7,206

The notional amount of futures purchased as a percentage of Net Assets is 0.6%

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $261,282 or 0.1% of net assets.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (d) Includes $37,500 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$7,216
Total	$7,216

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$24,984,752	$13,528,199	$11,456,553	$--
Consumer Staples	15,494,538	10,452,769	5,041,769	--
Energy	9,705,640	1,755,637	7,950,003	--
Financials	36,406,060	18,815,162	17,590,898	--
Health Care	14,025,805	1,999,501	12,026,304	--
Industrials	27,227,864	10,989,781	16,238,083	--
Information Technology	7,720,011	632,194	7,087,817	--
Materials	17,569,895	8,216,306	9,353,589	--
Real Estate	3,629,507	3,629,507	--	--
Telecommunication Services	9,963,509	290,759	9,672,750	--
Utilities	8,124,030	3,512,240	4,611,790	--
Money Market Funds	971,147	971,147	--	--
Total Investments in Securities:	$175,822,758	$74,793,202	$101,029,556	$--
Derivative Instruments:
Assets
Futures Contracts	$7,206	$7,206	$--	$--
Total Assets	$7,206	$7,206	$--	$--
Total Derivative Instruments:	$7,206	$7,206	$--	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 30, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	March 30, 2018

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	March 30, 2018